DFA INVESTMENT DIMENSIONS GROUP INC.
FORM N-Q REPORT
January 31, 2021
(UNAUDITED)

Definitions of Abbreviations and Footnotes
Dimensional 2055 Target Date Retirement Income Fund
Dimensional 2060 Target Date Retirement Income Fund
Dimensional 2065 Target Date Retirement Income Fund
Dimensional 2010 Target Date Retirement Income Fund
Dimensional 2015 Target Date Retirement Income Fund
Dimensional 2020 Target Date Retirement Income Fund
Dimensional 2025 Target Date Retirement Income Fund
Dimensional 2030 Target Date Retirement Income Fund
Dimensional 2035 Target Date Retirement Income Fund
Dimensional 2040 Target Date Retirement Income Fund
DFA Short-Duration Real Return Portfolio
DFA Municipal Real Return Portfolio
DFA Municipal Bond Portfolio
World Core Equity Portfolio
DFA LTIP Portfolio
U.S. Social Core Equity 2 Portfolio
U.S. Sustainability Core 1 Portfolio
U.S. Sustainability Targeted Value Portfolio
International Sustainability Core 1 Portfolio
International Social Core Equity Portfolio
Global Social Core Equity Portfolio
Emerging Markets Social Core Equity Portfolio
Tax-Managed U.S. Marketwide Value Portfolio
Tax-Managed U.S. Equity Portfolio
Tax-Managed U.S. Targeted Value Portfolio
Tax-Managed U.S. Small Cap Portfolio
Notes to Financial Statements
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards
Other
Subsequent Event Evaluations

Table of Contents CONTINUED
THE DFA INVESTMENT TRUST COMPANY
SCHEDULES OF INVESTMENTS
The U.S. Large Cap Value Series
The DFA International Value Series
The Japanese Small Company Series
The Asia Pacific Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series
The Emerging Markets Series
The Emerging Markets Small Cap Series
The Tax-Managed U.S. Marketwide Value Series
NOTES TO SCHEDULES OF INVESTMENTS
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards
Other
Subsequent Event Evaluations
DIMENSIONAL EMERGING MARKETS VALUE FUND
SCHEDULE OF INVESTMENTS
NOTES TO SCHEDULE OF INVESTMENTS
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards
Other
Subsequent Event Evaluations

DFA INVESTMENT DIMENSIONS GROUP INC.
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedules of Investments
Investment Abbreviations
P.L.C.	Public Limited Company
SA	Special Assessment
AGM	Assured Guaranty Municipal Corporation
BAN	Bond Anticipation Note
ETM	Escrowed to Maturity
GO	General Obligation
NATL-IBC	National Public Finance Guarantee Corporation Insurance Bond Certificate
PSF-GTD	Public School Fund Guarantee
Q-SBLF	School Bond Qualification and Loan Program
RB	Revenue Bond
RN	Revenue Note
SCH BD GTY	School Bond Guaranty
SCSDE	South Carolina State Department of Education
ST	Special Tax
ST AID DIR DEP	State Aid Direct Deposit
ST AID WITHHLDG	State Aid Withholding
BAM	Build America Mutual
SD CRED PROG	School District Credit Program
ADR	American Depositary Receipt
CPI	Consumer Price Index
CP	Certificate Participation
GDR	Global Depositary Receipt
AUD	Australian Dollars
CAD	Canadian Dollars
EUR	Euro
GBP	British Pounds
SEK	Swedish Krona
USD	United States Dollar

Investment Footnotes
†	See Security Valuation Note within the Notes to Schedules of Investments.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
^	Denominated in USD, unless otherwise noted.
(r)	The adjustable rate shown is effective as of January 31, 2021.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
#	Total or Partial Securities on Loan.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
¤	Pre-refunded bonds are collateralized by U.S. Government or other eligible securities that are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).
±	Face Amount of security is not adjusted for inflation.

CONTINUED
*	Non-Income Producing Securities.
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.

Dimensional 2055 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
January 31, 2021
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	331,998	$9,249,455
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	311,547	9,231,130
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc.	179,548	4,438,423
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	123,213	3,029,799
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	154,232	2,225,573
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	76,029	756,486
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group Inc.	68,771	756,486
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $22,309,071)		$29,687,352

TEMPORARY CASH INVESTMENTS — (0.0%)
State Street Institutional U.S. Government Money Market Fund, 0.030% (Cost $3,725)	3,725	3,725
TOTAL INVESTMENTS — (100.0%) (Cost $22,312,796)^^		$29,691,077
Summary of the Portfolio's investments as of January 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$29,687,352	—	—	$29,687,352
Temporary Cash Investments	3,725	—	—	3,725
TOTAL	$29,691,077	—	—	$29,691,077

Dimensional 2060 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
January 31, 2021
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	302,124	$8,417,168
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	283,068	8,387,309
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc.	163,106	4,031,970
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	111,873	2,750,949
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	140,226	2,023,470
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	70,375	700,233
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group Inc.	63,657	700,233
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $21,204,788)		$27,011,332

TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund, 0.030% (Cost $22,980)	22,980	22,980
TOTAL INVESTMENTS — (100.0%) (Cost $21,227,768)^^		$27,034,312
Summary of the Portfolio's investments as of January 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$27,011,332	—	—	$27,011,332
Temporary Cash Investments	22,980	—	—	22,980
TOTAL	$27,034,312	—	—	$27,034,312

Dimensional 2065 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
January 31, 2021
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (96.7%)
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	14,788	$411,993
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	13,750	407,416
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc.	8,003	197,845
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	5,417	133,202
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	6,826	98,496
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group Inc.	3,206	35,263
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	3,387	33,704
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $1,127,688)		$1,317,919

TEMPORARY CASH INVESTMENTS — (3.3%)
State Street Institutional U.S. Government Money Market Fund, 0.030% (Cost $44,426)	44,426	44,426
TOTAL INVESTMENTS — (100.0%) (Cost $1,172,114)^^		$1,362,345
Summary of the Portfolio's investments as of January 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$1,317,919	—	—	$1,317,919
Temporary Cash Investments	44,426	—	—	44,426
TOTAL	$1,362,345	—	—	$1,362,345

Dimensional 2010 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
January 31, 2021
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group Inc.	1,053,912	$14,038,101
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	54,913	1,529,887
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	51,535	1,526,985
Investment in DFA One-Year Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	138,285	1,424,335
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc.	29,796	736,566
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	20,299	499,139
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	25,438	367,076
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $16,758,548)		$20,122,089

TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund, 0.030% (Cost $26,907)	26,907	26,907
TOTAL INVESTMENTS — (100.0%) (Cost $16,785,455)^^		$20,148,996
Summary of the Portfolio's investments as of January 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$20,122,089	—	—	$20,122,089
Temporary Cash Investments	26,907	—	—	26,907
TOTAL	$20,148,996	—	—	$20,148,996

Dimensional 2015 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
January 31, 2021
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group Inc.	2,114,027	$28,158,833
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	117,607	3,276,542
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	110,455	3,272,792
Investment in DFA LTIP Portfolio of DFA Investment Dimensions Group Inc.	254,390	2,983,990
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc.	63,810	1,577,394
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	43,694	1,074,429
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	54,881	791,928
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $32,844,441)		$41,135,908

TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund, 0.030% (Cost $40,060)	40,060	40,060
TOTAL INVESTMENTS — (100.0%) (Cost $32,884,501)^^		$41,175,968
Summary of the Portfolio's investments as of January 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$41,135,908	—	—	$41,135,908
Temporary Cash Investments	40,060	—	—	40,060
TOTAL	$41,175,968	—	—	$41,175,968

Dimensional 2020 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
January 31, 2021
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group Inc.	5,806,476	$77,342,264
Investment in DFA LTIP Portfolio of DFA Investment Dimensions Group Inc.	1,931,343	22,654,651
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	355,030	10,519,556
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	377,526	10,517,876
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc.	204,274	5,049,645
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	139,602	3,432,824
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	175,456	2,531,827
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $106,822,653)		$132,048,643

TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund, 0.030% (Cost $99,960)	99,960	99,960
TOTAL INVESTMENTS — (100.0%) (Cost $106,922,613)^^		$132,148,603
Summary of the Portfolio's investments as of January 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$132,048,643	—	—	$132,048,643
Temporary Cash Investments	99,960	—	—	99,960
TOTAL	$132,148,603	—	—	$132,148,603

Dimensional 2025 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
January 31, 2021
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group Inc.	4,087,788	$54,449,334
Investment in DFA LTIP Portfolio of DFA Investment Dimensions Group Inc.	4,090,499	47,981,560
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	687,104	19,142,730
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	644,110	19,084,971
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc.	370,876	9,168,051
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	254,761	6,264,565
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	319,057	4,603,993
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	355,945	3,541,651
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group Inc.	321,968	3,541,651
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $130,272,644)		$167,778,506

TEMPORARY CASH INVESTMENTS — (0.0%)
State Street Institutional U.S. Government Money Market Fund, 0.030% (Cost $62,737)	62,737	62,737
TOTAL INVESTMENTS — (100.0%) (Cost $130,335,381)^^		$167,841,243
Summary of the Portfolio's investments as of January 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$167,778,506	—	—	$167,778,506
Temporary Cash Investments	62,737	—	—	62,737
TOTAL	$167,841,243	—	—	$167,841,243

Dimensional 2030 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
January 31, 2021
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
Investment in DFA LTIP Portfolio of DFA Investment Dimensions Group Inc.	4,384,980	$51,435,815
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	928,033	25,855,007
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	863,712	25,591,789
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group Inc.	1,318,669	17,564,672
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc.	501,481	12,396,614
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	343,523	8,447,228
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	788,491	7,845,488
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group Inc.	713,226	7,845,488
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	431,795	6,230,793
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $123,749,489)		$163,212,894

TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund, 0.030% (Cost $128,544)	128,544	128,544
TOTAL INVESTMENTS — (100.0%) (Cost $123,878,033)^^		$163,341,438
Summary of the Portfolio's investments as of January 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$163,212,894	—	—	$163,212,894
Temporary Cash Investments	128,544	—	—	128,544
TOTAL	$163,341,438	—	—	$163,341,438

Dimensional 2035 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
January 31, 2021
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
Investment in DFA LTIP Portfolio of DFA Investment Dimensions Group Inc.	2,664,104	$31,249,938
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	916,348	27,151,398
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	974,408	27,147,013
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc.	529,266	13,083,458
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	1,003,736	9,987,177
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group Inc.	907,925	9,987,174
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	362,592	8,916,138
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	455,635	6,574,806
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $101,812,027)		$134,097,102

TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund, 0.030% (Cost $117,349)	117,349	117,349
TOTAL INVESTMENTS — (100.0%) (Cost $101,929,376)^^		$134,214,451
Summary of the Portfolio's investments as of January 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$134,097,102	—	—	$134,097,102
Temporary Cash Investments	117,349	—	—	117,349
TOTAL	$134,214,451	—	—	$134,214,451

Dimensional 2040 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
January 31, 2021
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.8%)
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	921,883	$25,683,647
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	865,812	25,654,006
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc.	498,118	12,313,478
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	1,066,160	10,608,295
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group Inc.	964,389	10,608,284
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	342,388	8,419,312
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	428,534	6,183,750
Investment in DFA LTIP Portfolio of DFA Investment Dimensions Group Inc.	362,826	4,255,946
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $78,403,151)		$103,726,718

TEMPORARY CASH INVESTMENTS — (0.2%)
State Street Institutional U.S. Government Money Market Fund, 0.030% (Cost $182,076)	182,076	182,076
TOTAL INVESTMENTS — (100.0%) (Cost $78,585,227)^^		$103,908,794
Summary of the Portfolio's investments as of January 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$103,726,718	—	—	$103,726,718
Temporary Cash Investments	182,076	—	—	182,076
TOTAL	$103,908,794	—	—	$103,908,794

DFA Short-Duration Real Return Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2021
(Unaudited)
			Face Amount^	Value†
			(000)
BONDS — (88.2%)
AUSTRALIA — (5.8%)
ANZ New Zealand International, Ltd.
	0.400%, 03/01/22	EUR	200	$244,569
ASB Finance, Ltd.
	0.500%, 06/10/22	EUR	3,800	4,657,649
Australia & New Zealand Banking Group, Ltd.
	2.800%, 08/16/21	AUD	1,000	775,198
	2.550%, 11/23/21		2,700	2,751,208
	3.300%, 03/07/22	AUD	1,000	790,159
	2.625%, 05/19/22		250	257,777
Australia & New Zealand Banking Group, Ltd. Floating Rate Note
(r)	0.682%, 05/17/21		2,000	2,002,743
(r)	0.760%, 07/16/21	AUD	2,000	1,533,038
(r)Ω	1.083%, 11/23/21		4,000	4,025,736
(r)	0.780%, 01/18/23	AUD	1,000	773,359
(r)	1.049%, 12/06/23	AUD	1,000	782,194
(r)	0.770%, 01/16/25	AUD	12,000	9,343,830
Australia Government Bond
	0.250%, 11/21/25	AUD	10,000	7,603,993
Commonwealth Bank of Australia
Ω	2.750%, 03/10/22		4,974	5,113,749
	2.750%, 03/10/22		200	205,619
	0.500%, 07/11/22	EUR	2,500	3,072,398
Commonwealth Bank of Australia Floating Rate Note
(r)	0.950%, 08/16/23	AUD	1,500	1,168,458
National Australia Bank, Ltd.
	2.800%, 01/10/22		3,000	3,073,300
	0.875%, 01/20/22	EUR	1,700	2,089,313
	2.500%, 05/22/22		1,635	1,683,297
	0.350%, 09/07/22	EUR	1,600	1,964,009
National Australia Bank, Ltd. Floating Rate Note
(r)	0.950%, 09/26/23	AUD	6,000	4,674,973
(r)	1.060%, 02/26/24	AUD	2,500	1,957,895
(r)	0.934%, 06/19/24	AUD	6,000	4,690,231
(r)	0.780%, 01/21/25	AUD	600	467,402
Westpac Banking Corp.
	2.100%, 05/13/21		461	463,448
	2.800%, 01/11/22		11,749	12,035,076
	0.250%, 01/17/22	EUR	450	549,778
Westpac Banking Corp. Floating Rate Note
(r)	0.849%, 03/06/23	AUD	500	387,294
(r)	1.150%, 04/24/24	AUD	500	393,280
(r)	0.900%, 08/16/24	AUD	3,500	2,734,221
TOTAL AUSTRALIA				82,265,194
			Face Amount^	Value†
			(000)
BELGIUM — (0.7%)
Dexia Credit Local SA
	0.250%, 06/02/22	EUR	350	$429,330
	0.750%, 01/25/23	EUR	7,750	9,639,024
TOTAL BELGIUM				10,068,354
CANADA — (18.5%)
Alberta, Province of Canada
	1.000%, 11/15/21	GBP	3,000	4,139,470
Alimentation Couche-Tard, Inc.
Ω	2.700%, 07/26/22		371	382,433
Bank of Montreal
	1.610%, 10/28/21	CAD	6,000	4,739,003
Bank of Montreal Floating Rate Note
(r)	1.023%, 08/27/21		800	803,559
(r)	0.939%, 10/06/22	AUD	3,500	2,705,715
(r)	1.009%, 09/07/23	AUD	10,070	7,827,112
Bank of Nova Scotia Floating Rate Note
(r)	0.938%, 09/08/22	AUD	8,500	6,567,520
Bank of Nova Scotia (The)
	1.900%, 12/02/21	CAD	15,300	12,130,043
	1.830%, 04/27/22	CAD	6,000	4,777,900
Canada Housing Trust No 1 Floating Rate Note
(r)Ω	0.439%, 03/15/24	CAD	9,000	7,077,959
(r)Ω	0.449%, 03/15/25	CAD	41,225	32,478,691
Canadian Imperial Bank of Commerce
	2.900%, 09/14/21	CAD	3,000	2,384,000
Canadian Natural Resources, Ltd.
	2.950%, 01/15/23		1,568	1,634,464
	3.900%, 02/01/25		559	614,235
	2.050%, 07/15/25		555	575,097
Enbridge, Inc.
	2.900%, 07/15/22		6,010	6,211,008
Export Development Canada Floating Rate Note
(r)	0.339%, 01/31/22	GBP	4,000	5,489,808
Province of Alberta Canada
	1.350%, 09/01/21	CAD	11,000	8,663,484
Province of Ontario Canada
	1.350%, 03/08/22	CAD	13,000	10,292,543
Province of Ontario Canada Floating Rate Note
(r)	0.698%, 10/27/21	CAD	15,000	11,775,601
(r)	0.630%, 06/27/22	CAD	5,000	3,933,920
(r)	0.540%, 08/21/23	CAD	16,100	12,687,870
Province of Quebec Canada Floating Rate Note
(r)	0.984%, 10/19/23	CAD	14,000	11,168,579

DFA Short-Duration Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
CANADA — (Continued)
(r)	0.855%, 10/13/24	CAD	37,775	$30,187,801
Rogers Communications, Inc.
	4.100%, 10/01/23		3,000	3,265,295
Royal Bank of Canada
	1.583%, 09/13/21	CAD	17,500	13,797,322
	1.968%, 03/02/22	CAD	2,300	1,831,097
	2.000%, 03/21/22	CAD	15,000	11,957,419
Royal Bank Of Canada Floating Rate Note
(r)	0.602%, 04/30/21		11,812	11,822,571
Suncor Energy, Inc.
	3.100%, 05/15/25		2,000	2,173,365
Toronto-Dominion Bank (The)
	1.994%, 03/23/22	CAD	16,300	12,986,591
	3.005%, 05/30/23	CAD	5,000	4,138,573
	0.625%, 07/20/23	EUR	7,300	9,057,209
Toronto-Dominion Bank (The) Floating Rate Note
(r)	1.016%, 07/10/24	AUD	4,000	3,107,970
TOTAL CANADA				263,385,227
FINLAND — (0.7%)
Kuntarahoitus Oyj Floating Rate Note
(r)	0.272%, 02/17/21		5,000	5,000,350
Nordea Bank Abp
#Ω	2.250%, 05/27/21		3,800	3,824,839
	0.300%, 06/30/22	EUR	1,000	1,225,064
TOTAL FINLAND				10,050,253
FRANCE — (2.5%)
Agence Francaise de Developpement EPIC
	0.500%, 10/25/22	EUR	500	616,583
Agence Francaise de Developpement EPIC Floating Rate Note
(r)	0.345%, 06/07/21		3,000	3,000,909
BNP Paribas SA
Ω	2.950%, 05/23/22		2,500	2,585,749
BPCE SA
	2.650%, 02/03/21		1,300	1,300,091
Ω	2.375%, 01/14/25		2,200	2,315,892
Credit Agricole SA
Ω	3.375%, 01/10/22		2,000	2,056,443
Sanofi
	0.500%, 03/21/23	EUR	5,900	7,274,530
	2.500%, 11/14/23	EUR	3,500	4,550,137
Societe Generale SA
Ω	3.250%, 01/12/22		2,000	2,053,669
Ω	4.250%, 09/14/23		5,000	5,439,738
Ω	2.625%, 10/16/24		1,700	1,792,407
Total Capital International SA
	0.250%, 07/12/23	EUR	1,500	1,845,048
TOTAL FRANCE				34,831,196
			Face Amount^	Value†
			(000)
GERMANY — (4.0%)
BMW Finance NV
	0.625%, 10/06/23	EUR	2,200	$2,722,452
BMW US Capital LLC
Ω	3.450%, 04/12/23		2,000	2,123,210
BMW US Capital LLC Floating Rate Note
(r)Ω	0.714%, 08/13/21		5,463	5,475,800
Daimler Finance North America LLC
Ω	2.850%, 01/06/22		3,000	3,067,449
Daimler Finance North America, LLC Floating Rate Note
(r)Ω	0.663%, 02/22/21		2,125	2,125,571
Deutsche Bahn Finance GMBH
	4.375%, 09/23/21	EUR	850	1,062,390
Landeskreditbank Baden-Wuerttemberg Foerderbank
	4.250%, 08/07/25	AUD	4,200	3,728,846
Landwirtschaftliche Rentenbank Floating Rate Note
(r)	0.482%, 06/03/21		4,806	4,809,941
NRW. Bank Floating Rate Note
(r)	0.253%, 02/08/21		16,600	16,600,332
(r)	0.285%, 03/05/21		12,600	12,601,260
Volkswagen Group of America Finance LLC
Ω	4.000%, 11/12/21		3,000	3,084,785
TOTAL GERMANY				57,402,036
IRELAND — (0.0%)
Perrigo Finance Unlimited Co.
	3.900%, 12/15/24		500	548,507
ITALY — (1.3%)
Enel Finance International NV
Ω	2.875%, 05/25/22		2,500	2,577,343
Intesa Sanpaolo SpA
Ω	3.125%, 07/14/22		400	412,835
#Ω	3.250%, 09/23/24		4,200	4,482,947
Republic of Italy Government International Bond
	6.875%, 09/27/23		5,500	6,377,039
	2.375%, 10/17/24		3,961	4,165,762
TOTAL ITALY				18,015,926
JAPAN — (4.4%)
American Honda Finance Corp.
	0.550%, 03/17/23	EUR	3,000	3,698,549

DFA Short-Duration Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
JAPAN — (Continued)
American Honda Finance Corp. Floating Rate Note
(r)	0.424%, 02/12/21		3,000	$3,000,243
(r)	0.575%, 11/05/21		1,000	1,002,454
Daiwa Securities Group, Inc.
Ω	3.129%, 04/19/22		1,770	1,827,276
Mitsubishi UFJ Financial Group, Inc.
	2.950%, 03/01/21		2,905	2,911,418
	2.190%, 09/13/21		1,104	1,116,940
#	3.407%, 03/07/24		1,000	1,087,287
	2.193%, 02/25/25		8,500	8,927,634
Mizuho Financial Group, Inc.
	2.953%, 02/28/22		5,000	5,141,376
Mizuho Financial Group, Inc. Floating Rate Note
(r)	1.360%, 09/13/21		1,786	1,798,297
Nomura Holdings, Inc.
	2.648%, 01/16/25		600	638,782
Shire Acquisitions Investments Ireland DAC
	2.875%, 09/23/23		5,000	5,286,346
Sumitomo Mitsui Financial Group, Inc.
	2.934%, 03/09/21		5,000	5,014,400
	2.058%, 07/14/21		400	403,280
Sumitomo Mitsui Financial Group, Inc. Floating Rate Note
(r)	1.910%, 03/09/21		1,000	1,001,658
Total Capital Canada, Ltd.
	1.125%, 03/18/22	EUR	6,000	7,401,293
Toyota Credit Canada, Inc.
	2.020%, 02/28/22	CAD	1,500	1,195,167
	2.350%, 07/18/22	CAD	3,000	2,412,293
	2.700%, 01/25/23	CAD	4,000	3,263,499
Toyota Finance Australia, Ltd.
	0.000%, 04/09/21	EUR	738	896,235
Toyota Motor Credit Corp.
	1.000%, 09/10/21	EUR	1,800	2,202,345
Toyota Motor Finance Netherlands BV
	0.250%, 01/10/22	EUR	1,000	1,219,600
	0.625%, 09/26/23	EUR	1,500	1,863,193
TOTAL JAPAN				63,309,565
NETHERLANDS — (2.2%)
Allianz Finance II B.V.
	3.500%, 02/14/22	EUR	1,000	1,262,145
Cooperatieve Rabobank UA
	2.750%, 01/10/22		5,000	5,117,983
	4.000%, 01/11/22	EUR	836	1,057,565
ING Bank NV
Ω	2.750%, 03/22/21		3,000	3,010,478
LeasePlan Corp. NV
Ω	2.875%, 10/24/24		1,000	1,055,445
			Face Amount^	Value†
			(000)
NETHERLANDS — (Continued)
Shell International Finance BV
	1.875%, 05/10/21		1,900	$1,908,609
	1.750%, 09/12/21		7,500	7,569,943
	1.250%, 03/15/22	EUR	2,006	2,477,094
	1.000%, 04/06/22	EUR	6,000	7,389,788
	TOTAL NETHERLANDS			30,849,050
NORWAY — (0.3%)
	Equinor ASA
	5.625%, 03/11/21	EUR	800	976,769
Kommunalbanken A.S. Floating Rate Note
(r)	0.260%, 03/12/21		2,250	2,250,255
(r)Ω	0.260%, 03/12/21		1,200	1,200,136
	TOTAL NORWAY			4,427,160
SPAIN — (0.5%)
	Banco Santander SA
	3.848%, 04/12/23		2,000	2,144,753
	Santander Holdings USA, Inc.
	3.400%, 01/18/23		3,650	3,829,103
	Santander UK Group Holdings P.L.C.
	2.875%, 08/05/21		750	759,715
	Telefonica Emisiones SA
	5.462%, 02/16/21		1,000	1,001,980
	TOTAL SPAIN			7,735,551
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (4.9%)
Asian Development Bank Floating Rate Note
(r)	0.227%, 12/15/21		5,400	5,400,972
(r)	0.330%, 05/28/24		15,000	15,000,000
	EUROFIMA Floating Rate Note
(r)	0.311%, 11/15/21		11,350	11,354,200
	European Stability Mechanism
	1.375%, 03/04/21	EUR	2,000	2,431,036
	Inter-American Development Bank Floating Rate Note
(r)	0.441%, 07/15/21		1,123	1,124,202
	Inter-American Investment Corp. Floating Rate Note
(r)	0.314%, 10/12/21		1,500	1,500,297
International Bank for Reconstruction & Development Floating Rate Note
(r)	0.320%, 05/15/24	GBP	1,000	1,374,633
(r)	0.379%, 08/06/24		7,000	7,032,340

DFA Short-Duration Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
(r)	0.366%, 09/18/25		25,000	$25,127,250
	TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			70,344,930
SWEDEN — (2.1%)
	Kommuninvest I Sverige AB
	1.000%, 11/13/23	SEK	27,410	3,369,867
	Skandinaviska Enskilda Banken AB Floating Rate Note
(r)Ω	0.652%, 05/17/21		4,823	4,828,562
	Svensk Exportkredit AB Floating Rate Note
(r)	0.340%, 12/13/21		7,000	7,006,263
	Svenska Handelsbanken AB
	1.875%, 09/07/21		447	451,441
Swedbank AB
	0.300%, 09/06/22	EUR	3,000	3,674,783
	0.250%, 11/07/22	EUR	4,400	5,389,180
	0.400%, 08/29/23	EUR	250	308,413
	Sweden Treasury Bill
	(0.126%), 03/17/21	SEK	40,000	4,787,790
	TOTAL SWEDEN			29,816,299
SWITZERLAND — (0.9%)
	Credit Suisse AG
	3.000%, 10/29/21		480	489,659
	Nestle Finance International, Ltd.
	0.750%, 11/08/21	EUR	1,500	1,836,252
Novartis Finance SA
	0.750%, 11/09/21	EUR	200	244,762
	0.500%, 08/14/23	EUR	3,000	3,710,149
	0.125%, 09/20/23	EUR	3,000	3,683,608
	UBS Group AG Floating Rate Note
(r)	2.014%, 04/14/21		2,850	2,860,268
	TOTAL SWITZERLAND			12,824,698
UNITED KINGDOM — (1.9%)
	Barclays P.L.C.
	3.200%, 08/10/21		5,500	5,581,348
BP Capital Markets P.L.C.
	1.117%, 01/25/24	EUR	3,000	3,766,870
	3.814%, 02/10/24		709	776,417
	BP Capital Markets P.L.C. Floating Rate Note
(r)	1.089%, 09/16/21		137	137,670
	CNH Industrial Capital LLC
	4.375%, 04/05/22		3,000	3,127,026
	HSBC Holdings P.L.C.
	3.600%, 05/25/23		775	831,355
			Face Amount^	Value†
			(000)
UNITED KINGDOM — (Continued)
	Linde, Inc.
	1.200%, 02/12/24	EUR	6,625	$8,387,807
Lloyds Banking Group P.L.C.
	3.100%, 07/06/21		1,156	1,169,999
	3.000%, 01/11/22		2,500	2,563,247
	Unilever Capital Corp.
	4.250%, 02/10/21		1,200	1,201,086
	TOTAL UNITED KINGDOM			27,542,825
UNITED STATES — (37.5%)
	3M Co.
	1.875%, 11/15/21	EUR	2,600	3,210,818
	AbbVie Inc.
	3.450%, 03/15/22		7,800	8,023,820
AbbVie, Inc.
	3.250%, 10/01/22		2,300	2,390,310
	2.900%, 11/06/22		1,000	1,043,251
	Aetna, Inc.
	2.750%, 11/15/22		825	854,611
	Agilent Technologies, Inc.
	3.200%, 10/01/22		1,500	1,558,949
	Albemarle Corp.
	4.150%, 12/01/24		600	666,923
Altria Group, Inc.
	4.750%, 05/05/21		500	505,751
	4.000%, 01/31/24		6,000	6,598,508
	American Express Co.
	2.500%, 08/01/22		7,383	7,613,170
	AmerisourceBergen Corp.
	3.400%, 05/15/24		4,000	4,337,379
Anthem, Inc.
	3.125%, 05/15/22		1,907	1,973,719
	3.300%, 01/15/23		825	870,868
	Aon P.L.C.
	3.500%, 06/14/24		200	217,602
	Apple, Inc.
	1.000%, 11/10/22	EUR	2,700	3,353,760
Apple, Inc. Floating Rate Note
(r)	1.343%, 02/23/21		496	496,363
#(r)	0.713%, 02/09/22		3,800	3,818,166
	Arrow Electronics, Inc.
	3.250%, 09/08/24		1,400	1,512,489
	Assurant, Inc.
	4.000%, 03/15/23		3,000	3,217,199
	AT&T, Inc.
	3.000%, 06/30/22		620	640,691
	Autodesk, Inc.
#	3.600%, 12/15/22		1,000	1,043,845
	Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc.
	2.773%, 12/15/22		3,000	3,124,972
	Baltimore Gas & Electric Co.
	3.350%, 07/01/23		610	648,699
	Bank of America Corp.
	3.300%, 01/11/23		500	528,890

DFA Short-Duration Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Bayer U.S. Finance II LLC
Ω	3.375%, 07/15/24		5,000	$5,423,850
Berkshire Hathaway, Inc.
	0.625%, 01/17/23	EUR	1,500	1,850,360
	0.750%, 03/16/23	EUR	600	741,609
	Biogen, Inc.
	3.625%, 09/15/22		4,500	4,735,061
	BMW US Capital LLC
#Ω	3.900%, 04/09/25		2,800	3,134,980
	Boeing Co. (The)
	2.800%, 03/01/23		3,300	3,428,794
Booking Holdings, Inc.
#	2.750%, 03/15/23		4,500	4,708,906
	3.650%, 03/15/25		1,697	1,875,271
	4.100%, 04/13/25		3,536	3,989,509
	Bristol-Myers Squibb Co.
	2.750%, 02/15/23		5,500	5,757,718
	Broadcom, Inc.
	4.700%, 04/15/25		4,350	4,965,447
	Brown & Brown, Inc.
	4.200%, 09/15/24		428	479,207
Bunge, Ltd. Finance Corp.
	3.000%, 09/25/22		3,000	3,110,288
	4.350%, 03/15/24		5,034	5,565,901
	1.630%, 08/17/25		400	409,675
Campbell Soup Co.
	2.500%, 08/02/22		1,000	1,031,464
#	3.650%, 03/15/23		3,143	3,348,269
Capital One Financial Corp.
	3.200%, 01/30/23		6,000	6,311,557
	3.200%, 02/05/25		1,900	2,063,029
	Caterpillar Financial Services Corp.
#	2.625%, 03/01/23		500	523,845
Caterpillar Financial Services Corp. Floating Rate Note
(r)	0.447%, 03/15/21		4,000	4,001,268
(r)	0.505%, 09/07/21		1,319	1,321,263
	Chevron Corp.
	2.498%, 03/03/22		4,680	4,784,618
	Church & Dwight Co., Inc.
	2.875%, 10/01/22		1,000	1,040,473
	Cigna Corp.
	3.750%, 07/15/23		2,000	2,157,561
	Cisco Systems, Inc.
	1.850%, 09/20/21		4,700	4,742,312
Citigroup, Inc.
	4.500%, 01/14/22		115	119,566
	3.875%, 10/25/23		530	577,989
	Citizens Bank N.A.
	3.700%, 03/29/23		8,178	8,725,408
	CNA Financial Corp.
	3.950%, 05/15/24		3,000	3,304,125
	CNH Industrial Capital LLC
	4.200%, 01/15/24		210	230,733
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Comcast Cable Communications Holdings, Inc.
	9.455%, 11/15/22	1,159	$1,347,197
Conagra Brands, Inc.
	3.200%, 01/25/23	2,075	2,182,955
Constellation Brands, Inc.
	2.700%, 05/09/22	7,000	7,183,488
	3.200%, 02/15/23	1,706	1,796,441
Cox Communications, Inc.
Ω	3.250%, 12/15/22	975	1,026,234
CVS Health Corp.
	2.125%, 06/01/21	500	502,308
	3.500%, 07/20/22	2,500	2,600,866
	2.750%, 12/01/22	2,500	2,592,999
Daimler Finance North America LLC
Ω	3.300%, 05/19/25	2,231	2,452,846
Discover Financial Services
	3.750%, 03/04/25	250	274,639
Discovery Communications LLC
	3.450%, 03/15/25	200	218,525
Dollar General Corp.
	3.250%, 04/15/23	2,320	2,448,577
Dollar Tree, Inc.
	3.700%, 05/15/23	8,393	8,972,417
Dominion Energy Gas Holdings LLC Floating Rate Note
(r)	0.817%, 06/15/21	4,500	4,508,821
DTE Energy Co.
	3.300%, 06/15/22	503	520,285
Duke Energy Corp.
	2.400%, 08/15/22	1,357	1,396,352
DuPont de Nemours, Inc.
	2.169%, 05/01/23	9,200	9,258,830
DXC Technology Co.
	4.125%, 04/15/25	6,000	6,636,445
E*TRADE Financial Corp.
#	2.950%, 08/24/22	8,280	8,586,028
eBay, Inc.
	2.750%, 01/30/23	417	434,860
Edison International
#	2.400%, 09/15/22	300	307,245
	2.950%, 03/15/23	2,998	3,118,911
	4.950%, 04/15/25	4,500	5,114,658
Enel Finance International N.V.
Ω	4.250%, 09/14/23	1,000	1,091,108
Enterprise Products Operating LLC
	3.350%, 03/15/23	1,200	1,265,213
Equifax, Inc.
	3.950%, 06/15/23	5,000	5,393,298
ERAC USA Finance LLC
Ω	3.850%, 11/15/24	1,000	1,113,385

DFA Short-Duration Real Return Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Exelon Generation Co. LLC
	3.250%, 06/01/25	4,000	$4,346,894
Exxon Mobil Corp.
#	2.397%, 03/06/22	11,161	11,385,551
FedEx Corp.
	3.200%, 02/01/25	300	327,979
Fidelity & Guaranty Life Holdings, Inc.
Ω	5.500%, 05/01/25	4,000	4,660,280
Fifth Third Bancorp
	3.500%, 03/15/22	2,000	2,065,788
Flex, Ltd.
	5.000%, 02/15/23	8,000	8,661,072
Franklin Resources, Inc.
	2.850%, 03/30/25	1,700	1,846,705
GE Capital Funding LLC
Ω	3.450%, 05/15/25	3,125	3,427,741
General Mills, Inc.
	3.150%, 12/15/21	500	508,766
	2.600%, 10/12/22	4,385	4,542,868
General Mills, Inc. Floating Rate Note
(r)	0.763%, 04/16/21	5,479	5,484,696
General Motors Financial Co., Inc.
	3.200%, 07/06/21	3,200	3,228,992
	3.250%, 01/05/23	500	523,514
	2.750%, 06/20/25	6,300	6,695,386
Glencore Funding LLC
#Ω	4.625%, 04/29/24	9,283	10,392,262
Global Payments, Inc.
	3.750%, 06/01/23	4,480	4,777,626
#	2.650%, 02/15/25	2,500	2,667,169
Goldman Sachs Group, Inc. (The)
	5.250%, 07/27/21	400	409,712
	5.750%, 01/24/22	5,500	5,790,591
	3.625%, 01/22/23	205	217,773
	3.750%, 05/22/25	1,500	1,670,182
Halliburton Co.
#	3.500%, 08/01/23	500	532,150
Harley-Davidson Financial Services, Inc.
Ω	3.550%, 05/21/21	1,000	1,009,424
Ω	2.550%, 06/09/22	2,924	2,985,274
Ω	3.350%, 02/15/23	500	522,104
Hewlett Packard Enterprise Co.
	4.450%, 10/02/23	1,000	1,097,320
	4.650%, 10/01/24	6,100	6,913,885
Hewlett Packard Enterprise Co. Floating Rate Note
#(r)	0.900%, 03/12/21	500	500,343
HP, Inc.
	2.200%, 06/17/25	5,500	5,778,968
IBM Credit LLC Floating Rate Note
(r)	0.385%, 02/05/21	1,000	1,000,019
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	International Business Machines Corp.
	0.375%, 01/31/23	EUR	1,000	$1,227,894
	JM Smucker Co. (The)
	3.500%, 03/15/25		1,000	1,108,413
	JPMorgan Chase & Co.
	3.250%, 09/23/22		2,422	2,540,447
Kroger Co. (The)
	3.400%, 04/15/22		1,000	1,029,738
	2.800%, 08/01/22		500	517,676
Laboratory Corp. of America Holdings
	3.200%, 02/01/22		1,500	1,541,967
	4.000%, 11/01/23		5,000	5,438,385
	Las Vegas Sands Corp.
	3.200%, 08/08/24		1,690	1,775,941
	Lazard Group LLC
	3.750%, 02/13/25		1,000	1,107,638
	LyondellBasell Industries NV
	5.750%, 04/15/24		440	504,140
	Manufacturers & Traders Trust Co.
	2.900%, 02/06/25		1,500	1,626,417
Marathon Petroleum Corp.
	4.500%, 05/01/23		5,810	6,285,922
	4.700%, 05/01/25		2,000	2,282,567
	Marsh & McLennan Cos., Inc.
	2.750%, 01/30/22		1,500	1,533,824
McKesson Corp.
	2.700%, 12/15/22		2,451	2,540,907
#	2.850%, 03/15/23		1,220	1,274,330
	Micron Technology, Inc.
	2.497%, 04/24/23		550	573,846
	Microsoft Corp.
	2.375%, 02/12/22		14,000	14,291,135
	Mondelez International Holdings Netherlands BV
Ω	2.000%, 10/28/21		2,258	2,283,078
	Morgan Stanley
	3.125%, 01/23/23		5,400	5,692,913
Mosaic Co. (The)
#	3.750%, 11/15/21		1,000	1,017,704
	3.250%, 11/15/22		1,000	1,043,350
	MPLX L.P.
	4.875%, 12/01/24		1,330	1,511,217
	Mylan, Inc.
	4.200%, 11/29/23		200	217,867
	National Rural Utilities Cooperative Finance Corp. Floating Rate Note
(r)	0.615%, 06/30/21		7,000	7,008,337
	NetApp, Inc.
	3.250%, 12/15/22		2,000	2,080,031
	Newmont Corp.
	3.625%, 06/09/21		398	400,533
	Nucor Corp.
	2.000%, 06/01/25		2,000	2,098,957

DFA Short-Duration Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	NVIDIA Corp.
#	2.200%, 09/16/21		575	$581,110
	Omnicom Group, Inc. / Omnicom Capital, Inc.
	3.625%, 05/01/22		7,335	7,621,257
	ONEOK Partners L.P.
	5.000%, 09/15/23		622	682,228
	Oracle Corp.
	2.500%, 10/15/22		2,000	2,075,037
	PACCAR Financial Corp.
#	2.650%, 05/10/22		4,750	4,895,951
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
Ω	3.375%, 02/01/22		1,605	1,644,113
Ω	4.250%, 01/17/23		822	880,678
Ω	4.125%, 08/01/23		700	758,133
	Pfizer, Inc.
	0.250%, 03/06/22	EUR	4,500	5,491,183
	Philip Morris International, Inc.
	2.375%, 08/17/22		200	206,048
	Phillips 66
	4.300%, 04/01/22		606	632,791
Phillips 66 Partners L.P.
#	2.450%, 12/15/24		3,393	3,571,144
	3.605%, 02/15/25		3,333	3,611,892
Principal Financial Group, Inc.
	3.300%, 09/15/22		1,516	1,587,024
	3.125%, 05/15/23		890	945,122
Procter & Gamble Co. (The)
	2.000%, 11/05/21	EUR	1,100	1,358,973
	2.000%, 08/16/22	EUR	1,600	2,011,696
	Reinsurance Group of America, Inc.
	4.700%, 09/15/23		4,600	5,070,037
	Reynolds American, Inc.
	4.450%, 06/12/25		1,500	1,697,843
	Ross Stores, Inc.
	4.600%, 04/15/25		1,000	1,147,995
Ryder System, Inc.
	2.875%, 06/01/22		383	394,568
	3.400%, 03/01/23		1,200	1,269,201
	Santander Holdings USA, Inc.
	3.500%, 06/07/24		1,550	1,675,674
	Sempra Energy
	4.050%, 12/01/23		735	801,483
	Sherwin-Williams Co. (The)
	2.750%, 06/01/22		207	213,007
	Southern Power Co.
	2.500%, 12/15/21		539	548,651
Southwest Airlines Co.
	4.750%, 05/04/23		1,000	1,083,622
	5.250%, 05/04/25		3,000	3,443,032
	Steel Dynamics, Inc.
	2.400%, 06/15/25		100	106,172
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Stryker Corp.
	2.625%, 03/15/21		2,378	$2,381,595
	Sunoco Logistics Partners Operations L.P.
#	3.450%, 01/15/23		740	771,069
	Sysco Corp.
	3.550%, 03/15/25		5,567	6,157,866
Truist Financial Corp.
	2.900%, 03/03/21		3,000	3,000,229
	2.050%, 05/10/21		731	733,534
	2.750%, 04/01/22		1,090	1,119,359
	United Parcel Service, Inc.
	2.450%, 10/01/22		300	310,978
	Unum Group
#	4.500%, 03/15/25		5,000	5,685,085
	Valero Energy Corp.
#	2.850%, 04/15/25		2,200	2,335,931
	Ventas Realty L.P.
	2.650%, 01/15/25		800	854,590
	Verizon Communications, Inc.
	3.376%, 02/15/25		1,000	1,100,405
	VF Corp.
#	2.400%, 04/23/25		5,700	6,073,478
ViacomCBS, Inc.
	3.500%, 01/15/25		100	109,257
	4.750%, 05/15/25		6,900	7,958,087
	Volkswagen Group of America Finance LLC
Ω	2.850%, 09/26/24		500	534,821
	Walgreen Co.
	3.100%, 09/15/22		1,500	1,562,597
	Walgreens Boots Alliance, Inc.
	3.300%, 11/18/21		500	508,886
	Walmart, Inc. Floating Rate Note
(r)	0.475%, 06/23/21		4,880	4,885,176
	Waste Management, Inc.
	2.400%, 05/15/23		200	208,360
Wells Fargo & Co.
	2.094%, 04/25/22	CAD	1,000	797,310
	2.625%, 07/22/22		999	1,033,416
	Wells Fargo Bank NA Floating Rate Note
(r)	0.732%, 10/22/21		8,000	8,024,358
	Whirlpool Corp.
	3.700%, 03/01/23		2,170	2,313,672
	Williams Cos, Inc. (The)
	3.900%, 01/15/25		2,161	2,385,414
	Williams Cos., Inc. (The)
	3.700%, 01/15/23		3,190	3,359,124
Zimmer Biomet Holdings, Inc.
	3.150%, 04/01/22		950	975,424
	3.550%, 04/01/25		800	882,218

DFA Short-Duration Real Return Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Zoetis, Inc.
3.250%, 02/01/23	2,976	$3,124,383
TOTAL UNITED STATES		534,774,235
TOTAL BONDS		1,258,191,006
U.S. TREASURY OBLIGATIONS — (10.9%)
Treasury Inflation Protected Security
0.125%, 01/15/22	10,118	10,324,246
U.S. Treasury Notes
(r) 0.300%, 07/31/21	42,000	42,041,542
(r) 0.380%, 10/31/21	29,500	29,561,623
(r) 0.194%, 04/30/22	51,000	51,051,296
(r) 0.135%, 07/31/22	6,000	6,001,837
(r) 0.135%, 10/31/22	16,000	16,005,029
TOTAL U.S. TREASURY OBLIGATIONS		154,985,573
TOTAL INVESTMENT SECURITIES (Cost $1,374,216,353)		1,413,176,579
		Face Amount^	Value†
		(000)
COMMERCIAL PAPER — (0.6%)
Campbell Soup Company
Ω	0.850%, 03/01/21	5,500	$5,499,043
Walt Disney Co. (The)
Ω	0.700%, 04/30/21	2,500	2,498,288
TOTAL COMMERCIAL PAPER (Cost $7,992,086)			7,997,331

		Shares
SECURITIES LENDING COLLATERAL — (0.3%)
@§	The DFA Short Term Investment Fund	397,194	4,595,936
TOTAL INVESTMENTS — (100.0%)
(Cost $1,386,803,964)^^			$1,425,769,846

As of January 31, 2021, DFA Short-Duration Real Return Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	103,612,682	CAD	132,332,998	Barclays Capital	02/04/21	$125,426
USD	10,841,084	AUD	14,008,451	Bank of New York Mellon Corp.	02/11/21	134,582
USD	52,104,022	AUD	67,285,929	Citibank, N.A.	02/11/21	678,142
USD	44,898,240	EUR	36,902,944	Citibank, N.A.	02/19/21	98,209
USD	4,833,847	CAD	6,111,654	Bank of New York Mellon Corp.	02/22/21	54,139
USD	97,656,007	CAD	124,250,618	Barclays Capital	02/22/21	483,991
USD	8,202,861	SEK	68,266,361	Citibank, N.A.	02/22/21	31,737
Total Appreciation						$1,606,226
USD	43,474,717	EUR	35,851,034	Citibank, N.A.	02/22/21	$(51,168)
USD	46,376,009	EUR	38,280,300	Citibank, N.A.	02/26/21	(103,273)
USD	11,003,068	GBP	8,043,465	Citibank, N.A.	03/08/21	(19,629)
Total (Depreciation)						$(174,070)
Total Appreciation (Depreciation)						$1,432,156

DFA Short-Duration Real Return Portfolio
CONTINUED
As of January 31, 2021, DFA Short-Duration Real Return Portfolio had entered into the following outstanding Inflation Swaps:
Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	1.633%	Fixed	CPI	Maturity	USD	27,000,000	04/14/21	—	—	$539,670	$539,670
Bank of America Corp.	1.598%	Fixed	CPI	Maturity	USD	42,000,000	07/23/23	—	—	1,194,215	1,194,215
Bank of America Corp.	1.525%	Fixed	CPI	Maturity	USD	43,000,000	08/31/21	—	—	811,837	811,837
Bank of America Corp.	1.325%	Fixed	CPI	Maturity	USD	42,000,000	02/26/21	—	—	5,905	5,905
Bank of America Corp.	1.310%	Fixed	CPI	Maturity	USD	38,000,000	06/24/24	—	—	1,678,612	1,678,612
Bank of America Corp.	0.995%	Fixed	CPI	Maturity	USD	48,000,000	03/04/21	—	—	179,943	179,943
Bank of America Corp.	0.165%	Fixed	CPI	Maturity	USD	30,000,000	06/03/21	—	—	527,384	527,384
Citibank, N.A.	2.009%	Fixed	CPI	Maturity	USD	42,000,000	10/23/22	—	—	52,159	52,159
Citibank, N.A.	1.879%	Fixed	CPI	Maturity	USD	54,000,000	07/26/21	—	—	60,449	60,449
Citibank, N.A.	1.849%	Fixed	CPI	Maturity	USD	20,000,000	10/27/21	—	—	117,727	117,727
Citibank, N.A.	1.630%	Fixed	CPI	Maturity	USD	48,000,000	10/14/21	—	—	272,085	272,085
Citibank, N.A.	1.533%	Fixed	CPI	Maturity	USD	24,000,000	10/26/21	—	—	146,055	146,055
Citibank, N.A.	1.485%	Fixed	CPI	Maturity	USD	25,000,000	11/24/21	—	—	158,869	158,869
Citibank, N.A.	1.365%	Fixed	CPI	Maturity	USD	60,000,000	07/06/21	—	—	848,389	848,389
Citibank, N.A.	1.303%	Fixed	CPI	Maturity	USD	25,000,000	06/22/25	—	—	1,388,932	1,388,932
Citibank, N.A.	1.213%	Fixed	CPI	Maturity	USD	30,000,000	11/03/21	—	—	270,860	270,860
Citibank, N.A.	0.675%	Fixed	CPI	Maturity	USD	20,000,000	06/10/21	—	—	292,544	292,544
Citibank, N.A.	0.530%	Fixed	CPI	Maturity	USD	35,000,000	03/11/22	—	—	771,305	771,305
Citibank, N.A.	0.058%	Fixed	CPI	Maturity	USD	25,000,000	06/02/21	—	—	458,370	458,370
Deutsche Bank AG	1.938%	Fixed	CPI	Maturity	USD	25,000,000	09/08/22	—	—	116,004	116,004
Deutsche Bank AG	1.645%	Fixed	CPI	Maturity	USD	43,000,000	08/12/21	—	—	512,852	512,852
Deutsche Bank AG	1.540%	Fixed	CPI	Maturity	USD	20,000,000	07/15/25	—	—	956,670	956,670
Deutsche Bank AG	1.518%	Fixed	CPI	Maturity	USD	34,000,000	07/20/24	—	—	1,365,126	1,365,126
Total Appreciation										$12,725,962	$12,725,962
Bank of America Corp.	2.340%	Fixed	CPI	Maturity	USD	21,000,000	09/26/23	—	—	(474,839)	(474,839)
Bank of America Corp.	2.254%	Fixed	CPI	Maturity	USD	30,000,000	10/24/23	—	—	(507,636)	(507,636)
Bank of America Corp.	2.228%	Fixed	CPI	Maturity	USD	26,000,000	03/12/22	—	—	(416,059)	(416,059)
Bank of America Corp.	2.213%	Fixed	CPI	Maturity	USD	23,000,000	01/21/22	—	—	(27,032)	(27,032)
Bank of America Corp.	2.208%	Fixed	CPI	Maturity	USD	26,000,000	02/01/23	—	—	(365,699)	(365,699)
Citibank, N.A.	2.318%	Fixed	CPI	Maturity	USD	24,000,000	07/05/22	—	—	(493,297)	(493,297)
Citibank, N.A.	2.220%	Fixed	CPI	Maturity	USD	38,000,000	01/27/22	—	—	(50,726)	(50,726)
Citibank, N.A.	2.196%	Fixed	CPI	Maturity	USD	24,000,000	05/31/23	—	—	(338,628)	(338,628)
Citibank, N.A.	2.190%	Fixed	CPI	Maturity	USD	23,000,000	08/13/21	—	—	(406,199)	(406,199)
Citibank, N.A.	2.182%	Fixed	CPI	Maturity	USD	23,000,000	01/19/23	—	—	(282,068)	(282,068)
Citibank, N.A.	2.041%	Fixed	CPI	Maturity	USD	24,000,000	10/17/22	—	—	(6,023)	(6,023)
Citibank, N.A.	1.998%	Fixed	CPI	Maturity	USD	23,000,000	12/10/23	—	—	(61,132)	(61,132)
Citibank, N.A.	1.269%	Fixed	CPI	Maturity	USD	40,000,000	02/12/21	—	—	(8,742)	(8,742)
Deutsche Bank AG	2.333%	Fixed	CPI	Maturity	USD	40,000,000	07/11/21	—	—	(832,830)	(832,830)
Deutsche Bank AG	2.289%	Fixed	CPI	Maturity	USD	33,000,000	06/13/22	—	—	(624,529)	(624,529)
Deutsche Bank AG	2.203%	Fixed	CPI	Maturity	USD	31,000,000	10/25/22	—	—	(466,403)	(466,403)
Deutsche Bank AG	2.193%	Fixed	CPI	Maturity	USD	48,000,000	01/13/22	—	—	(41,407)	(41,407)

DFA Short-Duration Real Return Portfolio
CONTINUED
Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	2.186%	Fixed	CPI	Maturity	USD	28,000,000	01/15/23	—	—	$(6,369)	$(6,369)
Deutsche Bank AG	2.135%	Fixed	CPI	Maturity	USD	30,000,000	04/05/21	—	—	(360,044)	(360,044)
Deutsche Bank AG	2.128%	Fixed	CPI	Maturity	USD	34,000,000	11/15/22	—	—	(390,869)	(390,869)
Deutsche Bank AG	1.983%	Fixed	CPI	Maturity	USD	32,000,000	05/12/22	—	—	(136,444)	(136,444)
Total (Depreciation)										$(6,296,975)	$(6,296,975)
Total Appreciation (Depreciation)										$6,428,987	$6,428,987
Summary of the Portfolio's investments as of January 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$82,265,194	—	$82,265,194
Belgium	—	10,068,354	—	10,068,354
Canada	—	263,385,227	—	263,385,227
Finland	—	10,050,253	—	10,050,253
France	—	34,831,196	—	34,831,196
Germany	—	57,402,036	—	57,402,036
Ireland	—	548,507	—	548,507
Italy	—	18,015,926	—	18,015,926
Japan	—	63,309,565	—	63,309,565
Netherlands	—	30,849,050	—	30,849,050
Norway	—	4,427,160	—	4,427,160
Spain	—	7,735,551	—	7,735,551
Supranational Organization Obligations	—	70,344,930	—	70,344,930
Sweden	—	29,816,299	—	29,816,299
Switzerland	—	12,824,698	—	12,824,698
United Kingdom	—	27,542,825	—	27,542,825
United States	—	534,774,235	—	534,774,235
U.S. Treasury Obligations	—	154,985,573	—	154,985,573
Commercial Paper	—	7,997,331	—	7,997,331
Securities Lending Collateral	—	4,595,936	—	4,595,936
Forward Currency Contracts**	—	1,432,156	—	1,432,156
Swap Agreements**	—	6,428,987	—	6,428,987
TOTAL	—	$1,433,630,989	—	$1,433,630,989
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Municipal Real Return Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2021
(Unaudited)
	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
ALABAMA — (0.4%)
Alabama Highway Finance Corp. (RB)
4.000%, 08/01/21	1,165	$1,187,403
Alabama State (GO) Series A
5.000%, 08/01/23	2,200	2,463,538
TOTAL ALABAMA		3,650,941
ALASKA — (0.5%)
City of Anchorage (GO) Series B
5.000%, 09/01/21	900	925,641
5.000%, 09/01/23	600	674,400
City of Anchorage (GO) Series D
5.000%, 09/01/23	2,585	2,905,540
TOTAL ALASKA		4,505,581
ARIZONA — (0.9%)
Arizona Department of Transportation State Highway Fund Revenue (RB) Series A
¤ 5.000%, 07/01/23 (Pre-refunded @ $100, 7/1/21)	900	918,360
Arizona State University (RB) Series A
¤ 5.000%, 07/01/42 (Pre-refunded @ $100, 7/1/22)	4,000	4,276,280
City of Tucson (GO) Series A
5.000%, 07/01/22	500	534,460
Maricopa County High School District No. 210-Phoenix (GO)
3.000%, 07/01/23	650	693,362
Maricopa County Union High School District No. 210-Phoenix (GO)
5.000%, 07/01/21	495	505,014
Scottsdale Municipal Property Corp. (RB)
3.000%, 07/01/21	805	814,692
TOTAL ARIZONA		7,742,168
ARKANSAS — (0.9%)
Arkansas State (GO)
5.000%, 10/01/21	7,195	7,429,413
	Face Amount	Value†
	(000)
CALIFORNIA — (4.4%)
California State (GO)
5.000%, 08/01/26	9,000	$11,308,140
3.500%, 08/01/27	1,500	1,797,090
5.000%, 08/01/27	4,000	5,176,560
California State (GO) Series B
5.000%, 09/01/25	3,140	3,823,389
City of Los Angeles (RN)
4.000%, 06/24/21	8,000	8,125,200
Los Angeles Unified School District (GO) Series A
5.000%, 07/01/23	5,935	6,624,113
Los Angeles Unified School District/CA (GO) Series A
5.000%, 07/01/23	1,000	1,116,110
Los County Angeles (RN) Series A
4.000%, 06/30/21	1,070	1,087,313
TOTAL CALIFORNIA		39,057,915
COLORADO — (4.7%)
City & County of Denver (GO) Series C
5.000%, 08/01/21	785	804,193
City of Colorado Springs CO Utilities System Revenue (RB) Series A-1
5.000%, 11/15/26	3,000	3,806,610
Colorado State (RN)
4.000%, 06/25/21	25,000	25,394,000
Colorado State Education Loan Program (RN) Series A
3.000%, 06/29/21	5,000	5,060,400
Denver City & County School District No. 1 (GO) (ST AID WITHHLDG) Series B
5.000%, 12/01/24	900	1,064,052
El Paso County School District No. 20 Academy (GO) (ST AID WITHHLDG)
5.000%, 12/15/21	1,240	1,292,899
Jefferson County School District R-1 (GO) (ST AID WITHHLDG) Series 1
5.250%, 12/15/24	1,000	1,193,690

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
COLORADO — (Continued)
Weld County School District No. RE-4 (GO) (ST AID WITHHLDG)
4.000%, 12/01/23	2,425	$2,685,178
TOTAL COLORADO		41,301,022
CONNECTICUT — (0.1%)
City of Danbury (GO) (BAN)
2.000%, 07/15/21	1,000	1,008,380
DELAWARE — (0.6%)
Delaware State (GO)
5.000%, 03/01/22	1,000	1,053,020
New Castle County (GO)
5.000%, 10/01/23	2,275	2,569,976
New Castle County (GO) Series B
5.000%, 07/15/22	1,450	1,553,124
TOTAL DELAWARE		5,176,120
DISTRICT OF COLUMBIA — (1.4%)
District of Columbia (GO)
5.000%, 06/01/21	1,250	1,270,363
District of Columbia (GO) Series E
5.000%, 06/01/21	2,550	2,591,539
5.000%, 06/01/26	1,875	2,343,600
Washington Metropolitan Area Transit Authority (RB) Series A-1
5.000%, 07/01/27	4,535	5,802,215
TOTAL DISTRICT OF COLUMBIA		12,007,717
FLORIDA — (3.2%)
Florida Department of Environmental Protection (RB) Series A
5.000%, 07/01/26	5,000	6,241,550
Florida State (GO)
5.000%, 07/01/24	500	581,520
Florida State (GO) Series A
5.000%, 07/01/21	2,030	2,071,229
5.000%, 06/01/23	700	779,730
Florida State (GO) Series B
5.000%, 06/01/23	650	724,035
Florida State (GO) Series C
5.000%, 06/01/21	2,000	2,032,720
JEA Water & Sewer System Revenue (RB) Series A
¤ 4.500%, 10/01/37 (Pre-refunded @ $100, 4/1/21)	1,000	1,007,190
	Face Amount	Value†
	(000)
FLORIDA — (Continued)
Miami-Dade County (GO) Series A
5.000%, 07/01/26	1,810	$2,255,043
Miami-Dade County Water & Sewer System Revenue (RB)
5.000%, 10/01/21	1,500	1,548,765
School Board of Miami-Dade County (The) (RN)
1.500%, 02/25/21	6,000	6,005,760
School District of Broward County (RN)
2.000%, 06/30/21	880	886,987
State of Florida (GO) Series B
5.000%, 06/01/25	3,000	3,619,980
TOTAL FLORIDA		27,754,509
GEORGIA — (2.2%)
Georgia State (GO) Series A
5.000%, 07/01/26	1,200	1,506,780
5.000%, 07/01/27	8,000	10,352,160
Georgia State (GO) Series C
5.000%, 10/01/21	1,000	1,032,650
Georgia State (GO) Series C-1
5.000%, 07/01/24	3,200	3,728,896
Georgia State Road & Tollway Authority (RB) (MUN GOVT GTD)
5.000%, 10/01/23	1,580	1,784,405
Henry County (GO)
5.000%, 05/01/21	550	556,671
5.000%, 05/01/22	400	424,372
TOTAL GEORGIA		19,385,934
HAWAII — (0.9%)
City & County of Honolulu (GO) Series B
5.000%, 10/01/23	2,150	2,425,071
5.000%, 10/01/25	450	548,482
Hawaii State (GO)
5.000%, 05/01/23	1,800	1,994,760
Hawaii State (GO) Series EF
5.000%, 11/01/22	300	325,599
Hawaii State (GO) Series EH-2017
5.000%, 08/01/23	970	1,086,458
Hawaii State (GO) (ETM) Series EH
5.000%, 08/01/23	1,225	1,371,400

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
HAWAII — (Continued)
Hawaii State (GO) (ETM) Series EH-2017
5.000%, 08/01/23	305	$341,451
TOTAL HAWAII		8,093,221
IOWA — (0.3%)
City of West Des Moines (GO) Series A
5.000%, 06/01/21	2,735	2,778,541
KANSAS — (0.5%)
City of Lenexa (GO) Series A
5.000%, 09/01/21	600	617,094
City of Merriam (GO)
5.000%, 10/01/25	200	244,394
Johnson County (GO) Series B
5.000%, 09/01/22	1,405	1,513,466
Johnson County Unified School District No. 229 Blue Valley (GO) Series A
5.000%, 10/01/26	1,500	1,892,430
TOTAL KANSAS		4,267,384
KENTUCKY — (0.7%)
Louisville & Jefferson County Metropolitan Government (GO)
5.000%, 12/01/22	1,500	1,630,905
5.000%, 12/01/25	3,800	4,656,026
TOTAL KENTUCKY		6,286,931
LOUISIANA — (0.2%)
Louisiana State (GO) Series C
5.000%, 07/15/22	250	267,475
5.000%, 08/01/23	1,100	1,231,769
Louisiana State (GO) Series D-2
5.000%, 12/01/21	600	624,090
TOTAL LOUISIANA		2,123,334
MAINE — (0.2%)
Cumberland County (TAN)
1.500%, 11/05/21	1,000	1,010,650
Maine State (GO) Series B
5.000%, 06/01/23	495	550,762
TOTAL MAINE		1,561,412
MARYLAND — (8.5%)
Anne County Arundel (GO)
5.000%, 04/01/23	4,000	4,421,560
Baltimore County (GO)
5.000%, 08/01/21	500	512,200
	Face Amount	Value†
	(000)
MARYLAND — (Continued)
3.000%, 11/01/24	5,015	$5,533,802
City of Baltimore (GO) Series B
5.000%, 10/15/22	645	698,638
County of Prince George's MD (GO) Series B
4.000%, 07/15/22	1,000	1,056,450
Howard County (GO) Series A
5.000%, 02/15/28	3,000	3,942,480
Howard County (GO) Series D
5.000%, 02/15/24	4,000	4,588,440
5.000%, 02/15/25	8,390	10,009,689
Maryland State (GO) Series A
5.000%, 08/01/21	1,000	1,024,450
5.000%, 03/15/28	7,000	9,214,310
Maryland State (GO) Series B
4.000%, 08/01/23	1,785	1,957,199
Maryland State (GO) Series B
5.000%, 08/01/26	6,500	8,166,990
Montgomery County (GO) Series A_WWW
4.000%, 08/01/22	5,000	5,291,650
Montgomery County (GO) Series C
5.000%, 10/01/27	6,655	8,657,689
Montgomery County (GO) Series D
3.000%, 11/01/23	2,000	2,153,620
Prince County George's (GO) Series A
5.000%, 07/15/21	240	245,333
Washington Suburban Sanitary Commission (RB) (CNTY GTD)
5.000%, 06/01/24	4,325	5,021,282
3.000%, 06/01/26	2,080	2,376,275
TOTAL MARYLAND		74,872,057
MASSACHUSETTS — (6.7%)
City of Beverly (GO) (BAN)
2.000%, 03/26/21	2,000	2,005,240
City of Quincy (GO) (BAN)
2.000%, 06/11/21	5,000	5,034,650
City of Quincy (BAN)
1.500%, 01/14/22	5,000	5,067,150
City of Somerville (GO) (BAN) Series A
2.000%, 06/04/21	8,000	8,050,240
City of Worcester (GO) (BAN)
2.000%, 02/01/22	10,000	10,186,800

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MASSACHUSETTS — (Continued)
Commonwealth of Massachusetts (GO) (RAN) Series A
2.000%, 04/21/21	390	$391,646
Commonwealth of Massachusetts (GO) Series A
¤ 5.000%, 04/01/24 (Pre-refunded @ $100, 4/1/21)	1,500	1,512,135
Commonwealth of Massachusetts (GO) Series B
5.250%, 08/01/21	500	512,850
Commonwealth of Massachusetts (GO) Series C
5.000%, 04/01/23	4,000	4,422,480
5.000%, 08/01/24	1,360	1,589,065
Commonwealth of Massachusetts (GO) Series E
5.000%, 11/01/27	1,000	1,302,380
Massachusetts School Building Authority (RB) (ETM) Series A
5.000%, 11/15/25	3,240	3,961,353
Massachusetts School Building Authority (RB) Series B
¤ 5.000%, 10/15/41 (Pre-refunded @ $100, 10/15/21)	1,530	1,582,984
Massachusetts Water Resources Authority (RB) (AGM) Series B
5.250%, 08/01/28	9,000	12,123,360
Town of Lexington (GO)
4.000%, 02/15/27	1,000	1,219,990
TOTAL MASSACHUSETTS		58,962,323
MICHIGAN — (0.6%)
Ann Arbor School District (GO) (Q-SBLF)
3.000%, 05/01/21	3,485	3,509,709
Michigan State (GO) Series A
5.000%, 05/01/25	1,500	1,799,280
TOTAL MICHIGAN		5,308,989
MINNESOTA — (3.5%)
Metropolitan Council (GO) Series A
5.000%, 03/01/21	1,700	1,706,732
	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
Metropolitan Council (GO) Series C
5.000%, 03/01/24	6,250	$7,182,562
Minnesota State (GO) Series A
5.000%, 08/01/25	7,000	8,514,310
5.000%, 08/01/28	6,000	7,987,680
Minnesota State (GO) Series B
2.000%, 08/01/21	1,500	1,514,535
2.000%, 08/01/22	1,300	1,337,141
Minnesota State (GO) Series D
5.000%, 08/01/21	2,700	2,766,447
TOTAL MINNESOTA		31,009,407
MISSOURI — (0.6%)
Columbia School District (GO) Series B
5.000%, 03/01/23	2,500	2,754,000
North Kansas City School District No. 74 (GO) (ST AID DIR DEP)
4.000%, 03/01/26	1,845	2,185,403
TOTAL MISSOURI		4,939,403
NEBRASKA — (1.2%)
Douglas County School District No. 17 (GO)
4.000%, 12/15/26	3,000	3,630,210
Omaha School District (GO)
5.000%, 12/15/25	1,345	1,653,987
5.000%, 12/15/26	3,975	5,045,825
University of Nebraska (RB)
¤ 5.000%, 07/01/42 (Pre-refunded @ $100, 1/1/22)	570	595,508
TOTAL NEBRASKA		10,925,530
NEVADA — (2.9%)
City of Henderson NV (GO)
5.000%, 06/01/21	600	609,732
Clark County (GO) Series B
5.000%, 11/01/24	8,665	10,193,419
Nevada State (GO) Series D
5.000%, 04/01/25	11,625	13,879,204
Washoe County School District (GO) Series F
5.000%, 06/01/21	900	914,481
TOTAL NEVADA		25,596,836
NEW HAMPSHIRE — (0.3%)
City of Nashua (GO)
4.000%, 07/15/24	2,000	2,261,660

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW JERSEY — (3.9%)
Bergen County (GO) (BAN)
2.000%, 06/10/21	2,000	$2,013,570
City of Hoboken (GO)
3.000%, 02/01/27	1,000	1,142,910
City of Jersey City (BAN) Series A
1.500%, 01/12/22	15,500	15,702,430
City of Jersey City (GO) (BAN) Series C-D
2.000%, 06/17/21	2,000	2,014,500
Mercer County (GO) (BAN) Series A
2.000%, 06/10/21	3,000	3,020,100
Middlesex County (GO) (BAN)
2.000%, 06/03/21	5,000	5,032,200
New Jersey Transportation Trust Fund Authority (RB) Series B
¤ 5.250%, 06/15/24 (Pre-refunded @ $100, 6/15/21)	1,000	1,018,750
Parsippany Troy Hills TWP N J
2.000%, 11/11/21	2,885	2,927,150
Township of Parsippany-Troy Hills (GO)
2.000%, 09/15/21	1,515	1,531,210
TOTAL NEW JERSEY		34,402,820
NEW MEXICO — (1.0%)
New Mexico State (GO)
5.000%, 03/01/21	2,105	2,113,399
New Mexico State Severance Tax Permanent Fund (RB) Series D
5.000%, 07/01/26	5,580	6,968,974
TOTAL NEW MEXICO		9,082,373
NEW YORK — (6.1%)
Bethlehem Central School District (BAN) (ST AID WITHHLDG) Series A
1.500%, 06/29/21	1,000	1,005,210
City of New York (GO) Series C
5.000%, 08/01/26	4,150	5,170,651
City of New York (GO) Series E
5.000%, 08/01/26	3,825	4,765,721
City of New York (GO) Series J
5.000%, 08/01/22	650	696,007
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
Corning City School District (BAN) Series A
1.500%, 06/16/21	1,000	$1,004,830
Corning City School District (BAN) Series B
1.500%, 06/29/21	1,000	1,005,300
New York State Dormitory Authority (RB) Series A
5.000%, 02/15/25	500	595,220
New York State Dormitory Authority (RB) Series B-GRP A
5.000%, 02/15/22	2,500	2,626,825
5.000%, 02/15/24	700	801,864
New York State Dormitory Authority (RB) Series C
5.000%, 03/15/27	14,000	17,848,600
New York State Dormitory Authority (RB) Series E-GROUP 1
5.000%, 03/15/27	7,000	8,924,300
New York State Urban Development Corp. (RB) Series A
5.000%, 03/15/26	6,890	8,528,166
Riverhead Central School District (GO) (ST AID WITHHLDG)
2.000%, 10/15/22	700	722,624
TOTAL NEW YORK		53,695,318
NORTH CAROLINA — (2.6%)
City of Charlotte NC Water & Sewer System Revenue (RB)
5.000%, 07/01/21	1,800	1,836,558
Gaston County (GO)
5.000%, 02/01/26	2,500	3,085,900
Iredell County (GO) Series B
2.500%, 02/01/24	2,285	2,432,702
North Carolina Eastern Municipal Power Agency (RB) (NATL-IBC) (ETM) Series B-NATL-IBC
6.000%, 01/01/22	650	684,158
North Carolina Medical Care Commission (RB) Series A
¤ 5.000%, 06/01/42 (Pre-refunded @ $100, 6/1/22)	985	1,049,025
Wake County (GO)
5.000%, 09/01/24	4,000	4,692,440

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NORTH CAROLINA — (Continued)
Wake County (GO) Series C
5.000%, 03/01/25	7,530	$9,009,419
TOTAL NORTH CAROLINA		22,790,202
NORTH DAKOTA — (0.1%)
North Dakota State University of Agriculture & Applied Science (RB) Series A
5.000%, 04/01/21	545	549,322
OHIO — (5.0%)
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds (RB) Series A3
¤ 6.250%, 06/01/37 (Pre-refunded @ $100, 6/1/22)	2,640	2,853,972
City of Columbus (GO)
5.000%, 04/01/22	610	643,587
4.000%, 08/15/25	3,500	4,098,465
City of Columbus (GO) Series 2017-1
4.000%, 04/01/27	4,205	5,128,334
City of Columbus (GO)
4.000%, 04/01/24	4,000	4,485,000
Franklin County (GO)
5.000%, 06/01/21	1,830	1,859,683
Ohio State (GO) Series A
5.000%, 09/15/25	1,950	2,374,846
5.000%, 09/01/28	2,500	3,326,625
Ohio State (GO) Series B
5.000%, 09/01/27	9,300	12,049,638
5.000%, 09/15/27	3,500	4,539,605
Ohio Water Development Authority (RB) Series A
5.000%, 06/01/22	700	745,696
Upper Arlington City School District (GO) Series A
5.000%, 12/01/26	1,530	1,938,938
TOTAL OHIO		44,044,389
OKLAHOMA — (0.1%)
City of Tulsa (GO)
5.000%, 03/01/22	1,000	1,052,900
OREGON — (1.2%)
City of Portland Sewer System Revenue (RB) Series A
5.000%, 10/01/23	3,570	4,031,851
Clackamas County (GO)
3.000%, 06/01/21	1,000	1,009,610
3.000%, 06/01/22	470	488,053
	Face Amount	Value†
	(000)
OREGON — (Continued)
Multnomah County School District No. 1 Portland (GO) (SCH BD GTY) Series B
5.000%, 06/15/23	1,005	$1,120,082
Oregon State (GO) Series A
5.000%, 05/01/21	800	809,728
Oregon State (GO) Series D
5.000%, 06/01/22	540	575,176
Oregon State (GO) Series G
5.000%, 12/01/22	2,050	2,233,270
TOTAL OREGON		10,267,770
PENNSYLVANIA — (0.5%)
Commonwealth of Pennsylvania (GO)
5.000%, 04/01/22	3,925	4,148,176
RHODE ISLAND — (0.2%)
Rhode Island State (GO) Series D
5.000%, 08/01/22	600	643,878
Rhode State Island (GO) Series A
5.000%, 04/01/27	1,060	1,352,051
TOTAL RHODE ISLAND		1,995,929
SOUTH CAROLINA — (1.8%)
Beaufort County (GO) (ST AID WITHHLDG)
4.000%, 03/01/22	640	666,950
Clemson University (RB) Series B
5.000%, 05/01/25	750	895,080
Lexington & Richland School District No. 5 (GO) (SCSDE)
5.000%, 03/01/24	2,750	3,155,763
Richland County (GO) (BAN) (ST AID WITHHLDG)
3.000%, 02/25/21	5,000	5,009,900
Richland County (GO) (ST AID WITHHLDG) Series A
4.000%, 03/01/22	620	646,108
5.000%, 03/01/26	1,870	2,321,942
South Carolina State (GO) (ST AID WITHHLDG) Series A
5.000%, 10/01/23	3,000	3,387,270
TOTAL SOUTH CAROLINA		16,083,013

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TENNESSEE — (3.1%)
City of Kingsport (GO) Series A
5.000%, 09/01/21	510	$524,530
Metropolitan Government of Nashville & Davidson County (GO)
5.000%, 07/01/21	5,000	5,102,000
5.000%, 01/01/26	5,000	6,153,200
Rutherford County (GO) Series B
5.000%, 04/01/23	4,085	4,510,820
Shelby County (GO)
5.000%, 04/01/25	5,000	5,992,550
Sullivan County (GO) Series A
5.000%, 04/01/21	1,000	1,008,010
Sumner County (GO)
5.000%, 06/01/21	650	660,543
5.000%, 12/01/21	900	936,675
Washington County (GO) Series A
4.000%, 06/01/26	1,705	2,029,990
TOTAL TENNESSEE		26,918,318
TEXAS — (16.3%)
Amarillo Tex
4.000%, 02/15/22	800	830,312
Bexar County (GO)
5.000%, 06/15/21	2,575	2,621,685
City of Arlington (GO)
5.000%, 08/15/25	1,000	1,215,100
City of Dallas (GO)
5.000%, 02/15/22	1,000	1,050,410
City of Dallas Waterworks & Sewer System Revenue (RB) Series A
5.000%, 10/01/22	9,000	9,723,510
City of Dallas Waterworks & Sewer System Revenue (RB) Series C
5.000%, 10/01/21	245	253,016
City of Denton (GO)
2.000%, 02/15/21	3,130	3,132,191
2.000%, 02/15/22	1,000	1,019,780
City of Fort Worth (GO)
3.000%, 03/01/21	2,000	2,004,600
City of Frisco (GO) Series A
5.000%, 02/15/25	2,000	2,381,660
City of Garland (GO) Series A
5.000%, 02/15/24	400	457,400
City of Houston (RN)
5.000%, 06/30/21	4,000	4,081,080
City of Houston (GO) Series A
5.000%, 03/01/27	5,000	6,352,100
	Face Amount	Value†
	(000)
TEXAS — (Continued)
City of Lubbock (GO)
5.000%, 02/15/23	4,000	$4,389,960
City of San Antonio (GO)
4.000%, 02/01/21	1,490	1,490,000
5.000%, 02/01/21	1,000	1,000,000
City of San Antonio Electric & Gas Systems Revenue (RB) (ETM)
5.000%, 02/01/24	8,690	9,930,237
City of San Antonio Electric & Gas Systems Revenue (RB)
5.000%, 02/01/24	825	944,056
5.000%, 02/01/26	2,850	3,514,734
City of Sugar Land (GO)
5.000%, 02/15/21	1,050	1,051,859
Conroe Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/26	8,710	10,754,585
Corpus Christi Independent School District (GO) (PSF-GTD)
3.000%, 08/15/21	245	248,834
Cypress-Fairbanks Independent School District (GO) (PSF-GTD)
5.000%, 02/15/21	800	801,424
Dallas County Community College District (GO)
5.000%, 02/15/21	2,155	2,158,750
Denton Independent School District (GO) (PSF-GTD)
3.000%, 08/15/21	1,675	1,701,214
El Paso Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	3,035	3,542,331
Fort Bend Independent School District (GO) (PSF-GTD) Series A
4.000%, 08/15/21	250	255,253
4.000%, 08/15/22	325	344,451
Georgetown Independent School District (GO) (PSF-GTD) Series A
4.000%, 02/15/21	3,405	3,409,835
Goose Creek Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 02/15/21	295	295,525
5.000%, 02/15/27	3,000	3,806,310
Highland Park Independent School District (GO)
5.000%, 02/15/23	3,120	3,423,482

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Houston Independent School District (GO) (PSF-GTD)
3.000%, 02/15/21	1,000	$1,001,050
5.000%, 02/15/22	2,000	2,101,680
5.000%, 02/15/27	1,000	1,270,820
Magnolia Independent School District (GO) (PSF-GTD)
5.000%, 08/15/21	500	513,185
McKinney Independent School District (GO)
5.000%, 02/15/21	1,300	1,302,301
North Texas Tollway Authority (RB) Series D
¤ 5.250%, 09/01/27 (Pre-refunded @ $100, 9/1/21)	2,000	2,059,520
Permanent University Fund - University of Texas System (RB) Series B
5.250%, 07/01/28	2,610	3,487,586
Plano Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	2,225	2,547,202
Round Rock Independent School District (GO) Series B
2.000%, 08/01/21	530	535,056
Texas State (RN)
4.000%, 08/26/21	12,430	12,708,059
Texas State (GO)
5.000%, 10/01/23	4,200	4,745,790
Texas Transportation Commission State Highway Fund (RB)
5.000%, 10/01/21	3,000	3,098,760
University of Texas System (The) (RB)
5.000%, 08/15/25	12,500	15,195,125
5.000%, 08/15/26	3,850	4,838,295
TOTAL TEXAS		143,590,113
UTAH — (0.7%)
City of American Fork (GO)
5.000%, 05/01/26	1,165	1,423,700
Davis School District (GO) (SCH BD GTY) Series B
5.000%, 06/01/23	1,000	1,113,400
Nebo School District (GO) (SCH BD GTY)
4.000%, 07/01/21	700	711,326
4.000%, 07/01/22	1,015	1,070,764
Tooele County School District (GO) (SCH BD GTY) Series B
5.000%, 06/01/22	650	692,250
	Face Amount	Value†
	(000)
UTAH — (Continued)
Utah State (GO)
5.000%, 07/01/21	620	$632,592
Weber School District (GO) (SCH BD GTY)
5.000%, 06/15/21	650	661,785
TOTAL UTAH		6,305,817
VIRGINIA — (3.6%)
Arlington County (GO)
5.000%, 08/15/27	7,820	10,148,718
Arlington County (GO) Series B
5.000%, 08/15/22	4,830	5,196,307
City of Lynchburg (GO)
5.000%, 02/01/26	1,930	2,381,234
City of Manassas (GO) (ST AID WITHHLDG) Series C
5.000%, 07/01/21	1,040	1,061,122
City of Richmond (GO) (ST AID WITHHLDG) Series A
5.000%, 03/01/21	900	903,555
City of Virginia Beach (GO) (ST AID WITHHLDG) Series B
5.000%, 09/15/24	3,000	3,520,020
Fairfax County (GO) (ST AID WITHHLDG)
5.000%, 10/01/26	5,535	7,015,059
Fairfax County (GO) (ST AID WITHHLDG) Series A
4.000%, 10/01/22	1,000	1,064,820
Virginia Public Building Authority (RB) Series C
5.000%, 08/01/23	600	672,354
TOTAL VIRGINIA		31,963,189
WASHINGTON — (3.2%)
City of Seattle Municipal Light & Power Revenue (RB) Series B
5.000%, 04/01/24	3,000	3,454,290
City of Spokane (GO)
5.000%, 12/01/25	1,165	1,428,698
Clark County Public Utility District No. 1 (RB)
5.000%, 01/01/22	220	229,742
Clark County School District No. 119 Battleground (GO) (SCH BD GTY)
4.000%, 12/01/21	510	526,422
King County (GO) Series A
5.000%, 12/01/25	1,830	2,247,185

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
King County School District No. 405 Bellevue (GO) (SCH BD GTY)
5.000%, 12/01/24	2,265	$2,677,864
King County School District No. 414 Lake Washington (GO) (SCH BD GTY)
5.000%, 12/01/22	925	1,007,510
North Thurston Public Schools (GO) (SCH BD GTY)
4.000%, 12/01/21	255	263,275
5.000%, 12/01/22	2,080	2,264,745
Port of Seattle (GO)
5.000%, 06/01/21	3,150	3,200,904
Snohomish County Public Utility District No. 1 (RB) Series A
5.000%, 12/01/21	200	208,150
Washington State (GO)
5.000%, 08/01/26	1,480	1,857,711
Washington State (GO) Series A
5.000%, 08/01/21	500	512,305
Washington State (GO) Series C
5.000%, 02/01/25	1,930	2,296,584
Washington State (GO) Series R-2012C
4.000%, 07/01/21	150	152,451
Washington State (GO) Series R-2018C
5.000%, 08/01/27	4,800	6,204,720
TOTAL WASHINGTON		28,532,556
WISCONSIN — (4.2%)
City of Milwaukee (GO) Series N2
4.000%, 03/01/24	6,500	7,208,565
	Face Amount	Value†
	(000)
WISCONSIN — (Continued)
City of Milwaukee (GO) Series N4
5.000%, 04/01/27	1,510	$1,902,993
5.000%, 04/01/28	9,990	12,905,482
City of Oshkosh (GO) Series B
3.000%, 12/01/23	650	699,289
Germantown School District (GO) Series A
5.000%, 04/01/27	2,200	2,809,224
Janesville School District (GO) (ETM)
3.000%, 03/01/24	225	243,180
Janesville School District (GO)
3.000%, 03/01/24	1,020	1,103,609
Oregon School District (GO)
3.000%, 03/01/21	1,900	1,904,389
Wisconsin State (GO) Series 1
5.000%, 11/01/24	4,025	4,748,212
Wisconsin State (GO) Series A
5.000%, 05/01/21	990	1,002,038
Wisconsin State (GO) Series A
5.000%, 05/01/22	1,950	2,069,067
TOTAL WISCONSIN		36,596,048
TOTAL MUNICIPAL BONDS Cost ($836,102,813)		880,024,981
TOTAL INVESTMENTS — (100.0%)
(Cost $836,102,813)^^		$880,024,981

As of January 31, 2021, DFA Municipal Real Return Portfolio had entered into the following outstanding Inflation Swaps:
Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	2.177%	Fixed	CPI	Maturity	USD	11,000,000	09/20/27	—	—	$26,692	$26,692
Bank of America Corp.	2.149%	Fixed	CPI	Maturity	USD	14,000,000	08/10/27	—	—	49,797	49,797
Bank of America Corp.	2.064%	Fixed	CPI	Maturity	USD	13,000,000	10/24/24	—	—	55,911	55,911
Bank of America Corp.	2.029%	Fixed	CPI	Maturity	USD	15,000,000	05/24/25	—	—	79,466	79,466

DFA Municipal Real Return Portfolio
CONTINUED
Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	2.004%	Fixed	CPI	Maturity	USD	14,000,000	06/13/25	—	—	$120,982	$120,982
Bank of America Corp.	1.971%	Fixed	CPI	Maturity	USD	25,000,000	02/21/25	—	—	181,063	181,063
Bank of America Corp.	1.902%	Fixed	CPI	Maturity	USD	25,000,000	07/14/22	—	—	101,372	101,372
Bank of America Corp.	1.873%	Fixed	CPI	Maturity	USD	12,000,000	12/16/22	—	—	76,656	76,656
Bank of America Corp.	1.743%	Fixed	CPI	Maturity	USD	24,000,000	08/14/22	—	—	406,570	406,570
Bank of America Corp.	1.723%	Fixed	CPI	Maturity	USD	8,000,000	08/18/22	—	—	134,214	134,214
Bank of America Corp.	1.715%	Fixed	CPI	Maturity	USD	11,000,000	09/28/23	—	—	277,904	277,904
Bank of America Corp.	1.706%	Fixed	CPI	Maturity	USD	11,000,000	06/14/22	—	—	221,322	221,322
Bank of America Corp.	1.680%	Fixed	CPI	Maturity	USD	23,000,000	08/07/22	—	—	439,549	439,549
Bank of America Corp.	1.619%	Fixed	CPI	Maturity	USD	12,000,000	10/14/22	—	—	211,942	211,942
Bank of America Corp.	1.609%	Fixed	CPI	Maturity	USD	17,000,000	06/24/21	—	—	318,043	318,043
Bank of America Corp.	1.033%	Fixed	CPI	Maturity	USD	11,000,000	06/09/23	—	—	393,809	393,809
Citibank, N.A.	2.141%	Fixed	CPI	Maturity	USD	17,000,000	04/16/28	—	—	108,048	108,048
Citibank, N.A.	2.102%	Fixed	CPI	Maturity	USD	11,000,000	11/21/26	—	—	46,210	46,210
Citibank, N.A.	2.100%	Fixed	CPI	Maturity	USD	18,000,000	12/11/25	—	—	7,417	7,417
Citibank, N.A.	2.030%	Fixed	CPI	Maturity	USD	20,000,000	01/05/23	—	—	62,102	62,102
Citibank, N.A.	2.005%	Fixed	CPI	Maturity	USD	12,000,000	11/09/25	—	—	145,422	145,422
Citibank, N.A.	1.986%	Fixed	CPI	Maturity	USD	20,000,000	07/24/23	—	—	70,386	70,386
Citibank, N.A.	1.838%	Fixed	CPI	Maturity	USD	10,000,000	12/11/22	—	—	71,567	71,567
Citibank, N.A.	1.789%	Fixed	CPI	Maturity	USD	21,000,000	03/31/24	—	—	505,724	505,724
Citibank, N.A.	1.752%	Fixed	CPI	Maturity	USD	17,000,000	05/20/23	—	—	415,333	415,333
Citibank, N.A.	1.698%	Fixed	CPI	Maturity	USD	22,000,000	06/02/22	—	—	479,362	479,362
Citibank, N.A.	1.678%	Fixed	CPI	Maturity	USD	15,000,000	06/17/23	—	—	165,569	165,569
Citibank, N.A.	1.675%	Fixed	CPI	Maturity	USD	20,000,000	09/03/24	—	—	395,823	395,823
Citibank, N.A.	1.625%	Fixed	CPI	Maturity	USD	11,000,000	11/13/22	—	—	124,844	124,844
Citibank, N.A.	1.577%	Fixed	CPI	Maturity	USD	10,000,000	11/18/21	—	—	172,211	172,211
Citibank, N.A.	1.558%	Fixed	CPI	Maturity	USD	7,000,000	07/17/25	—	—	329,521	329,521
Citibank, N.A.	1.535%	Fixed	CPI	Maturity	USD	28,000,000	08/03/22	—	—	628,984	628,984
Citibank, N.A.	1.481%	Fixed	CPI	Maturity	USD	17,000,000	08/18/21	—	—	371,202	371,202
Citibank, N.A.	1.455%	Fixed	CPI	Maturity	USD	20,000,000	01/30/22	—	—	69,356	69,356
Citibank, N.A.	1.253%	Fixed	CPI	Maturity	USD	12,000,000	02/11/22	—	—	513,276	513,276
Citibank, N.A.	0.680%	Fixed	CPI	Maturity	USD	25,000,000	05/22/23	—	—	1,032,484	1,032,484
Citibank, N.A.	0.485%	Fixed	CPI	Maturity	USD	11,000,000	05/28/22	—	—	330,282	330,282
Total Appreciation										$9,140,415	$9,140,415
Bank of America Corp.	2.373%	Fixed	CPI	Maturity	USD	18,000,000	07/13/26	—	—	(470,924)	(470,924)
Bank of America Corp.	2.349%	Fixed	CPI	Maturity	USD	14,000,000	08/13/27	—	—	(349,167)	(349,167)
Bank of America Corp.	2.349%	Fixed	CPI	Maturity	USD	14,000,000	09/20/26	—	—	(334,249)	(334,249)
Bank of America Corp.	2.327%	Fixed	CPI	Maturity	USD	17,000,000	07/30/24	—	—	(395,913)	(395,913)
Bank of America Corp.	2.243%	Fixed	CPI	Maturity	USD	15,000,000	11/01/27	—	—	(167,294)	(167,294)
Bank of America Corp.	2.195%	Fixed	CPI	Maturity	USD	15,000,000	01/09/24	—	—	(193,864)	(193,864)
Bank of America Corp.	2.192%	Fixed	CPI	Maturity	USD	14,000,000	03/29/25	—	—	(191,480)	(191,480)
Bank of America Corp.	2.186%	Fixed	CPI	Maturity	USD	20,000,000	11/20/25	—	—	(180,297)	(180,297)

DFA Municipal Real Return Portfolio
CONTINUED
Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	0.022%	Fixed	CPI	Maturity	USD	16,000,000	02/14/24	—	—	$(205,972)	$(205,972)
Citibank, N.A.	2.367%	Fixed	CPI	Maturity	USD	10,000,000	05/04/28	—	—	(274,167)	(274,167)
Citibank, N.A.	2.235%	Fixed	CPI	Maturity	USD	11,000,000	02/01/23	—	—	(14,445)	(14,445)
Citibank, N.A.	2.215%	Fixed	CPI	Maturity	USD	13,000,000	01/12/22	—	—	(13,954)	(13,954)
Citibank, N.A.	2.171%	Fixed	CPI	Maturity	USD	11,000,000	04/07/24	—	—	(150,922)	(150,922)
Citibank, N.A.	2.148%	Fixed	CPI	Maturity	USD	19,000,000	01/04/24	—	—	(155,437)	(155,437)
Citibank, N.A.	2.114%	Fixed	CPI	Maturity	USD	14,000,000	12/19/23	—	—	(89,119)	(89,119)
Citibank, N.A.	2.112%	Fixed	CPI	Maturity	USD	11,000,000	05/02/24	—	—	(93,062)	(93,062)
Citibank, N.A.	2.112%	Fixed	CPI	Maturity	USD	27,000,000	12/21/24	—	—	(91,564)	(91,564)
Citibank, N.A.	2.087%	Fixed	CPI	Maturity	USD	23,000,000	12/29/22	—	—	(155,784)	(155,784)
Citibank, N.A.	1.995%	Fixed	CPI	Maturity	USD	19,000,000	01/04/23	—	—	(322,015)	(322,015)
Total (Depreciation)										$(3,849,629)	$(3,849,629)
Total Appreciation (Depreciation)										$5,290,786	$5,290,786
Summary of the Portfolio's investments as of January 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$880,024,981	—	$880,024,981
Swap Agreements**	—	5,290,786	—	5,290,786
TOTAL	—	$885,315,767	—	$885,315,767
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2021
(Unaudited)
	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
ALABAMA — (0.2%)
Alabama State (GO) Series A
5.000%, 08/01/21	1,000	$1,024,400
5.000%, 08/01/23	300	335,937
TOTAL ALABAMA		1,360,337
ALASKA — (0.2%)
Borough of Fairbanks North Star (GO) Series S
4.000%, 10/01/21	560	574,493
City of Anchorage (GO) Series A
3.000%, 09/01/22	765	799,907
TOTAL ALASKA		1,374,400
ARIZONA — (0.7%)
City of Phoenix (GO)
4.000%, 07/01/21	500	508,090
City of Tucson (GO) Series A
5.000%, 07/01/23	2,000	2,233,260
Maricopa County School District No. 3 Tempe Elementary (GO)
3.000%, 07/01/21	550	556,622
Maricopa County Unified School District No. 69 Paradise Valley (GO)
5.000%, 07/01/25	435	525,924
TOTAL ARIZONA		3,823,896
ARKANSAS — (0.5%)
Arkansas State (GO)
5.000%, 04/01/21	400	403,252
5.000%, 06/15/21	1,250	1,272,662
5.000%, 04/01/22	1,110	1,173,248
TOTAL ARKANSAS		2,849,162
CALIFORNIA — (1.9%)
California State (GO)
3.500%, 08/01/27	5,000	5,990,300
5.000%, 10/01/27	2,000	2,600,340
California State (GO) Series B
5.000%, 09/01/26	1,195	1,505,330
Southern California Public Power Authority (RB)
5.000%, 07/01/23	140	156,363
TOTAL CALIFORNIA		10,252,333
	Face Amount	Value†
	(000)
COLORADO — (2.6%)
Boulder Valley School District No. Re-2 Boulder (GO) (ST AID WITHHLDG) Series B
4.000%, 12/01/24	1,000	$1,144,160
City of Colorado Springs Utilities System Revenue (RB) Series A
5.000%, 11/15/23	1,170	1,328,196
Colorado Health Facilities Authority, Revenue Bonds (RB)
¤ 5.000%, 06/01/45 (Pre-refunded @ $100, 6/1/25)	1,800	2,162,862
Denver City & County School District No. 1 (GO) (ST AID WITHHLDG)
5.000%, 12/01/25	4,150	5,093,834
Denver City & County School District No. 1 (GO) (ST AID WITHHLDG) Series B
5.000%, 12/01/24	550	650,254
Weld County School District No. RE-4 (GO) (ST AID WITHHLDG)
4.000%, 12/01/22	1,140	1,220,860
5.000%, 12/01/24	2,280	2,692,726
TOTAL COLORADO		14,292,892
CONNECTICUT — (0.7%)
City of Waterbury (GO) Series B
4.000%, 09/01/23	500	546,420
Town of Greenwich (GO)
5.000%, 01/15/25	2,925	3,480,955
TOTAL CONNECTICUT		4,027,375
DELAWARE — (0.6%)
Delaware State (GO) Series B
5.000%, 07/01/24	780	908,630
Kent County (GO)
4.000%, 09/01/24	415	471,386
New Castle County (GO)
5.000%, 10/01/23	1,600	1,807,456
TOTAL DELAWARE		3,187,472

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
DISTRICT OF COLUMBIA — (0.7%)
District of Columbia (RB) Series C
5.000%, 05/01/23	1,400	$1,552,488
Washington Metropolitan Area Transit Authority (RB) Series B
5.000%, 07/01/25	720	865,577
5.000%, 07/01/27	1,000	1,279,430
TOTAL DISTRICT OF COLUMBIA		3,697,495
FLORIDA — (2.5%)
Flagler County (GO) (BAM)
5.000%, 07/01/22	465	497,118
Florida State (GO)
5.000%, 07/01/24	1,900	2,209,776
Florida State (GO) Series A
5.000%, 06/01/24	350	406,473
Florida State (GO) Series B
5.000%, 06/01/25	1,000	1,202,570
Florida State (GO) Series C
5.000%, 06/01/23	1,015	1,130,608
Miami-Dade County (GO) Series A
5.000%, 07/01/26	1,500	1,877,580
Orange County Water Utility System Revenue (RB)
5.000%, 10/01/21	525	541,963
5.000%, 10/01/25	3,250	3,974,782
Orlando Utilities Commission (RB) Series C
5.250%, 10/01/22	1,000	1,085,600
Palm Beach County (RB)
5.000%, 11/01/23	810	916,823
TOTAL FLORIDA		13,843,293
GEORGIA — (2.4%)
Georgia State (GO) Series A
5.000%, 07/01/26	1,200	1,506,780
Georgia State (GO) Series E
5.000%, 12/01/26	2,000	2,543,840
Georgia State (GO) Series F
5.000%, 07/01/26	1,450	1,820,693
Georgia State Road & Tollway Authority (RB) (MUN GOVT GTD)
5.000%, 10/01/23	4,590	5,183,808
Henry County (GO)
5.000%, 05/01/23	1,000	1,108,680
Private Colleges & Universities Authority (RB) Series B
5.000%, 09/01/25	1,080	1,315,051
TOTAL GEORGIA		13,478,852
	Face Amount	Value†
	(000)
HAWAII — (2.1%)
City & County of Honolulu (GO)
5.000%, 07/01/24	1,005	$1,167,740
City & County of Honolulu (GO) Series B
5.000%, 10/01/23	150	169,191
5.000%, 10/01/25	725	883,666
Hawaii State (GO)
5.000%, 08/01/22	1,000	1,073,290
5.000%, 04/01/24	2,975	3,425,504
Hawaii State (GO) Series FE
5.000%, 10/01/24	1,005	1,180,473
5.000%, 10/01/25	2,790	3,397,690
TOTAL HAWAII		11,297,554
ILLINOIS — (0.6%)
Cook County Community Consolidated School District No. 34 Glenview (GO)
5.000%, 12/01/25	2,000	2,445,160
Kane Cook & DuPage etc Counties Community College District No. 509 Elgin (GO)
4.000%, 12/15/25	600	705,906
TOTAL ILLINOIS		3,151,066
INDIANA — (0.5%)
Indiana University (RB) Series A
5.000%, 06/01/21	2,755	2,799,796
IOWA — (0.6%)
City of Davenport (GO) Series C
4.000%, 06/01/24	1,410	1,580,652
Waukee Community School District (GO) Series B
5.000%, 06/01/24	1,290	1,495,807
TOTAL IOWA		3,076,459
KANSAS — (0.8%)
City of Merriam (GO)
5.000%, 10/01/25	800	977,576
City of Wichita (GO)
5.000%, 06/01/22	550	585,750
Johnson County (GO) Series B
5.000%, 09/01/22	650	700,180
Johnson County Unified School District No. 229 Blue Valley (GO) Series A
5.000%, 10/01/26	225	283,865

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
KANSAS — (Continued)
Johnson County Unified School District No. 229 Blue Valley (GO) Series B
5.000%, 10/01/23	750	$847,027
Kansas State Department of Transportation (RB)
5.000%, 09/01/26	1,000	1,253,390
TOTAL KANSAS		4,647,788
KENTUCKY — (2.0%)
Louisville & Jefferson County (RB)
5.000%, 12/01/35	2,200	2,339,942
Louisville & Jefferson County (GO) Series B
5.000%, 11/01/21	1,700	1,761,149
Louisville & Jefferson County Metropolitan Sewer District (RB) Series C
5.000%, 05/15/23	1,850	2,051,779
Louisville Water Co (RB)
5.000%, 11/15/29	3,000	4,090,410
Louisville Water Co. (RB) Series A
4.000%, 11/15/21	800	824,512
TOTAL KENTUCKY		11,067,792
LOUISIANA — (0.3%)
Louisiana State (GO) Series C
5.000%, 08/01/21	1,000	1,024,050
5.000%, 08/01/23	500	559,895
TOTAL LOUISIANA		1,583,945
MAINE — (0.2%)
Maine State (GO) Series B
5.000%, 06/01/23	1,000	1,112,650
MARYLAND — (7.4%)
Anne County Arundel (GO)
5.000%, 10/01/24	1,520	1,788,447
Anne County Arundel (GO) Series B
5.000%, 10/01/23	1,490	1,682,761
Baltimore County (GO)
5.000%, 08/01/22	600	643,878
5.000%, 03/01/28	1,335	1,755,472
Carroll County (GO)
5.000%, 11/01/21	550	570,207
City of Baltimore (GO) Series B
5.000%, 10/15/27	2,025	2,624,785
	Face Amount	Value†
	(000)
MARYLAND — (Continued)
Howard County (GO) Series D
5.000%, 02/15/24	1,300	$1,491,243
Maryland State (GO)
5.000%, 06/01/23	3,000	3,340,200
Maryland State (GO) Series A
5.000%, 08/01/27	3,500	4,529,490
Maryland State (GO) Series B
4.000%, 08/01/23	850	932,000
5.000%, 08/01/24	1,000	1,168,820
5.000%, 08/01/27	500	647,070
Montgomery County (GO)
5.000%, 11/01/24	2,000	2,361,000
Montgomery County (GO) Series A_WWW
4.000%, 08/01/23	1,000	1,096,470
Montgomery County (GO) Series B
5.000%, 12/01/21	350	364,294
Montgomery County (GO) Series D
3.000%, 11/01/23	3,000	3,230,430
Prince County George's (GO) Series A
5.000%, 07/15/24	770	898,382
4.000%, 09/01/24	2,500	2,842,575
5.000%, 07/15/29	3,500	4,762,170
State of Maryland (GO) Series A
5.000%, 08/01/25	2,000	2,427,660
Washington Suburban Sanitary Commission (RB) (CNTY GTD)
5.000%, 06/01/24	655	760,448
Worcester County (GO) Series B
4.000%, 08/01/21	1,000	1,019,430
TOTAL MARYLAND		40,937,232
MASSACHUSETTS — (1.4%)
City of Lowell (GO) (ST AID WITHHLDG)
4.000%, 09/01/23	250	274,568
City of Quincy (GO)
5.000%, 01/15/25	405	481,978
City of Springfield (GO) (ST AID WITHHLDG) Series C
4.000%, 08/01/23	285	312,121
Commonwealth of Massachusetts (GO) Series A
5.000%, 07/01/26	1,250	1,566,500

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MASSACHUSETTS — (Continued)
Commonwealth of Massachusetts (GO) Series B
5.000%, 01/01/22	1,000	$1,044,750
5.000%, 08/01/22	1,165	1,250,196
Commonwealth of Massachusetts (GO) Series C
5.000%, 04/01/22	1,275	1,347,649
Commonwealth of Massachusetts (GO) (AGM) Series B
5.250%, 09/01/24	400	472,500
Town of Holbrook (GO)
5.000%, 12/01/21	755	785,510
TOTAL MASSACHUSETTS		7,535,772
MICHIGAN — (0.3%)
Michigan State (GO) Series A
5.000%, 12/01/24	1,275	1,509,013
MINNESOTA — (3.5%)
Bloomington Independent School District No. 271 (GO) (SD CRED PROG) Series A
5.000%, 02/01/21	1,100	1,100,000
City of Minneapolis (GO)
3.000%, 12/01/23	2,000	2,160,520
City of Saint Paul (GO) Series A
5.000%, 09/01/21	400	411,396
Elk River Independent School District No. 728 (GO) (SD CRED PROG) Series A
5.000%, 02/01/21	520	520,000
Elk River Independent School District No. 728 (GO) (SD CRED PROG) Series C
5.000%, 02/01/21	3,000	3,000,000
Hennepin County (GO) Series B
5.000%, 12/01/21	350	364,262
Metropolitan Council (GO)
5.000%, 03/01/24	1,295	1,488,227
Minnesota State (GO) Series A
5.000%, 10/01/27	2,000	2,604,920
Minnesota State (GO) Series D
5.000%, 08/01/24	1,800	2,105,244
Minnesota State (GO) Series E
5.000%, 08/01/22	760	815,822
4.000%, 10/01/22	3,000	3,194,970
	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
Saint Paul Independent School District No. 625 (GO) (SD CRED PROG) Series B
5.000%, 02/01/21	1,425	$1,425,000
TOTAL MINNESOTA		19,190,361
MISSOURI — (2.2%)
Cass County Reorganized School District No. R-2 (GO) (ST AID DIR DEP)
5.000%, 03/01/21	1,110	1,114,385
Columbia School District (GO) Series B
5.000%, 03/01/25	1,725	2,062,358
Saint Louis County Reorganized School District No R-6 (GO)
5.000%, 02/01/26	5,000	6,171,800
State County Louis (GO)
5.000%, 02/01/23	2,545	2,791,610
TOTAL MISSOURI		12,140,153
MONTANA — (0.1%)
City & County of Butte-Silver Bow (GO)
4.000%, 07/01/21	500	507,980
NEBRASKA — (1.1%)
Omaha School District (GO)
5.000%, 12/15/25	4,000	4,918,920
Papillion-La Vista School District No. 27 (GO) Series B
4.000%, 12/01/25	600	704,514
Southern Public Power District (RB)
5.000%, 12/15/21	400	416,524
TOTAL NEBRASKA		6,039,958
NEVADA — (1.0%)
Clark County School District (GO) Series A
5.000%, 06/15/21	1,250	1,271,950
Nevada State (GO) Series C
5.000%, 11/01/24	450	529,007
Nevada State (GO) Series D1
5.000%, 03/01/22	250	263,225
Washoe County School District (GO) Series D
5.000%, 06/01/21	3,335	3,388,660
TOTAL NEVADA		5,452,842

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW HAMPSHIRE — (0.2%)
City of Nashua (GO)
4.000%, 07/15/24	770	$870,739
NEW JERSEY — (1.7%)
City of Hoboken (GO)
3.000%, 02/01/23	2,000	2,110,320
3.000%, 02/01/25	910	1,006,624
Montville Township (GO)
3.000%, 10/01/25	500	563,115
Princeton (GO)
3.000%, 09/15/24	1,515	1,670,106
2.000%, 12/15/25	1,815	1,970,436
Township of Parsippany-Troy Hills (GO)
2.000%, 09/15/21	2,000	2,021,400
TOTAL NEW JERSEY		9,342,001
NEW MEXICO — (1.3%)
New Mexico State (GO)
5.000%, 03/01/21	1,000	1,003,990
New Mexico State Severance Tax Permanent Fund (RB) Series A
5.000%, 07/01/27	4,000	5,138,040
Santa Fe County (GO)
5.000%, 07/01/22	710	759,040
TOTAL NEW MEXICO		6,901,070
NEW YORK — (4.8%)
City of New York (GO) Series A
City of New York (GO) Series A
5.000%, 08/01/24	3,100	3,603,254
5.000%, 08/01/25	1,500	1,811,010
City of New York (GO) Series C
5.000%, 08/01/22	500	535,390
City of New York (GO) Series E
5.000%, 08/01/21	265	271,466
5.000%, 08/01/22	1,000	1,070,780
City of New York (GO) Series F
5.000%, 08/01/21	445	455,858
City of New York (GO) Series H
5.000%, 08/01/22	2,010	2,152,268
City of New York (GO) (ETM) Series F
5.000%, 08/01/21	5	5,122
Kingston City School District (GO) (ST AID WITHHLDG)
3.000%, 06/01/26	1,530	1,707,510
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
Middle Country Central School District (GO) (ST AID WITHHLDG)
2.000%, 08/15/21	400	$404,116
New York State Dormitory Authority (RB)
5.000%, 02/15/22	2,000	2,101,460
New York State Dormitory Authority (RB) Series A
5.000%, 03/15/21	1,000	1,005,910
5.000%, 03/15/23	600	661,692
5.000%, 02/15/25	500	595,220
5.000%, 03/15/28	4,000	5,227,520
New York State Dormitory Authority (RB) Series B-GRP A
5.000%, 02/15/22	800	840,584
5.000%, 02/15/24	300	343,656
New York State Dormitory Authority (RB) Series E
5.000%, 02/15/21	100	100,179
New York State Urban Development Corp. (RB) Series A
5.000%, 03/15/25	500	597,575
North Shore Central School District (GO) (ST AID WITHHLDG)
2.000%, 12/15/23	315	330,863
Riverhead Central School District (GO) (ST AID WITHHLDG)
2.000%, 10/15/22	540	557,453
Triborough Bridge & Tunnel Authority (RB) Series C
4.000%, 11/15/27	1,500	1,844,205
TOTAL NEW YORK		26,223,091
NORTH CAROLINA — (4.0%)
City of Charlotte (GO) Series A
5.000%, 06/01/29	2,000	2,715,680
New Hanover County (GO)
5.000%, 02/01/23	1,550	1,700,846
North Carolina Eastern Municipal Power Agency (RB) (NATL-IBC) (ETM) Series B-NATL-IBC
6.000%, 01/01/22	1,725	1,815,649
North Carolina State (GO)
5.000%, 06/01/25	2,000	2,415,240
North Carolina State (GO) Series A
5.000%, 06/01/24	2,200	2,554,970
5.000%, 06/01/25	655	790,991

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NORTH CAROLINA — (Continued)
North Carolina State (GO) Series B
5.000%, 06/01/25	3,455	$4,172,327
North Carolina State (GO) Series C
4.000%, 05/01/22	1,530	1,604,159
North Carolina State (GO) Series D
4.000%, 06/01/23	350	381,633
Wake County (GO)
5.000%, 09/01/21	1,300	1,337,271
Wake County (GO) Series B
5.000%, 03/01/21	2,390	2,399,512
TOTAL NORTH CAROLINA		21,888,278
NORTH DAKOTA — (0.3%)
City of West Fargo (GO) Series A
5.000%, 05/01/24	1,150	1,314,496
North Dakota State University of Agriculture & Applied Science (RB) Series A
5.000%, 04/01/21	500	503,965
TOTAL NORTH DAKOTA		1,818,461
OHIO — (4.7%)
City of Columbus (GO)
5.000%, 04/01/29	2,000	2,695,780
City of Columbus (GO) Series 3
5.000%, 02/15/27	1,250	1,597,087
City of Columbus (GO) Series A
3.000%, 07/01/22	835	869,202
5.000%, 02/15/23	4,000	4,396,840
City of Columbus (GO) Series B
5.000%, 02/15/23	475	522,125
City of Columbus (GO)
4.000%, 04/01/24	1,500	1,681,875
Hamilton County Sewer System Revenue (RB) Series A
5.000%, 12/01/21	500	520,375
Ohio State (GO) Series A
5.000%, 09/15/21	800	824,520
5.000%, 09/15/22	2,250	2,429,505
5.000%, 02/01/24	2,820	3,227,857
Ohio State (GO) Series B
5.000%, 08/01/21	1,000	1,024,610
5.000%, 06/15/22	450	480,361
5.000%, 09/15/23	1,000	1,127,530
5.000%, 09/01/24	2,000	2,343,860
Ohio State (GO) Series W
4.000%, 05/01/24	215	241,660
	Face Amount	Value†
	(000)
OHIO — (Continued)
4.000%, 05/01/25	215	$249,123
Ohio State Water Development Authority (RB) Series A
5.000%, 06/01/21	1,550	1,575,249
TOTAL OHIO		25,807,559
OKLAHOMA — (1.2%)
City of Oklahoma City (GO)
4.000%, 03/01/23	1,680	1,813,594
4.000%, 03/01/25	1,255	1,447,228
City of Tulsa (GO)
5.000%, 03/01/24	200	229,510
5.000%, 03/01/26	2,750	3,397,350
TOTAL OKLAHOMA		6,887,682
OREGON — (2.2%)
City of McMinnville (GO)
5.000%, 02/01/22	290	304,010
City of Portland Water System Revenue (RB) Series A
5.000%, 04/01/21	1,250	1,260,050
Clackamas County School District No. 7J Lake Oswego (GO) (SCH BD GTY)
5.000%, 06/01/24	400	463,672
Jackson County (GO)
4.000%, 06/01/23	40	43,547
Lane County School District No. 4J Eugene (GO) (SCH BD GTY)
3.000%, 06/15/25	940	1,050,723
5.000%, 06/15/28	2,500	3,297,900
Multnomah County School District No. 7 Reynolds (GO) (SCH BD GTY) Series A
5.000%, 06/15/25	1,000	1,206,990
Oregon State (GO) Series E
5.000%, 08/01/21	410	420,024
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY)
¤ 5.000%, 06/15/26 (Pre-refunded @ $100, 6/15/24)	650	755,196
Washington County (GO)
5.000%, 03/01/24	3,000	3,444,630
TOTAL OREGON		12,246,742

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
PENNSYLVANIA — (1.0%)
Berks County (GO)
5.000%, 11/15/22	445	$483,733
Commonwealth of Pennsylvania (GO) Series REF
5.000%, 07/01/21	550	561,171
5.000%, 07/01/22	1,025	1,095,643
Montgomery County (GO)
5.000%, 01/01/26	2,745	3,384,777
Pennsylvania State University (RB) Series E
5.000%, 03/01/24	55	63,078
5.000%, 03/01/25	130	155,072
TOTAL PENNSYLVANIA		5,743,474
RHODE ISLAND — (0.2%)
Rhode Island State (GO) Series A
5.000%, 08/01/21	1,000	1,024,400
SOUTH CAROLINA — (3.4%)
Anderson County School District No. 4 (GO) (SCSDE) Series A
5.000%, 03/01/21	500	501,995
City of North Charleston (GO) (ST AID WITHHLDG)
5.000%, 06/01/21	500	508,080
Clemson University (RB) Series B
5.000%, 05/01/25	750	895,080
Florence School District One (GO) (SCSDE)
5.000%, 03/01/22	2,000	2,106,260
Lexington County School District No. 1 (GO) (SCSDE) Series C
4.000%, 02/01/23	3,985	4,290,849
Richland County (GO) (ST AID WITHHLDG) Series B
5.000%, 03/01/25	535	639,871
Richland County School District No. 2 (GO) (SCSDE)
5.000%, 03/01/21	1,235	1,239,878
5.000%, 03/01/28	3,000	3,927,840
York County (GO) (ST AID WITHHLDG)
5.000%, 04/01/24	4,195	4,837,464
TOTAL SOUTH CAROLINA		18,947,317
TENNESSEE — (3.3%)
Blount County (GO) Series B
5.000%, 06/01/22	2,635	2,806,275
	Face Amount	Value†
	(000)
TENNESSEE — (Continued)
City of Knoxville Wastewater System Revenue (RB) Series B
4.000%, 04/01/22	310	$324,059
City of Memphis (GO) Series A
5.000%, 04/01/25	1,250	1,494,112
Hamilton County (GO) Series B
5.000%, 03/01/22	1,735	1,826,781
Knox County (GO) Series C
5.000%, 06/01/25	1,000	1,204,260
Metropolitan Government of Nashville & Davidson County (GO)
5.000%, 07/01/22	650	695,084
Metropolitan Government of Nashville & Davidson County (GO) Series A
5.000%, 01/01/22	615	642,638
5.000%, 07/01/25	2,325	2,808,693
Sullivan County (GO) Series A
5.000%, 04/01/21	450	453,604
Sumner County (GO)
5.000%, 12/01/21	230	239,373
5.000%, 12/01/22	640	697,088
Williamson County (GO)
5.000%, 04/01/29	3,620	4,886,204
TOTAL TENNESSEE		18,078,171
TEXAS — (17.5%)
Alvin Independent School District (GO) (PSF-GTD)
5.000%, 02/15/23	140	153,769
Amarillo Tex
4.000%, 02/15/26	1,685	1,989,715
Austin Independent School District (GO) (PSF-GTD)
5.000%, 08/01/24	250	291,918
Bexar County (GO)
5.000%, 06/15/21	1,275	1,298,116
Bexar County (GO) Series B
¤ 5.000%, 06/15/25 (Pre-refunded @ $100, 6/15/23)	1,500	1,672,380
Bridgeport Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	1,600	1,872,400
City of Amarillo (GO)
2.000%, 02/15/24	725	762,845
2.000%, 02/15/25	725	774,235

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
City of Arlington (GO) Series A
5.000%, 08/15/23	2,090	$2,346,464
City of Austin (GO)
5.000%, 09/01/23	500	562,140
5.000%, 11/01/23	1,895	2,145,462
5.000%, 09/01/27	2,255	2,914,926
City of Brownsville Utilities System Revenue (RB) Series A
¤ 5.000%, 09/01/28 (Pre-refunded @ $100, 9/1/23)	2,000	2,246,960
City of Celina (GO)
4.125%, 09/01/25	1,415	1,660,941
4.125%, 09/01/26	2,520	3,038,036
City of Dallas (GO) Series A
5.000%, 02/15/21	500	500,895
City of Dallas Waterworks & Sewer System Revenue (RB) Series C
5.000%, 10/01/24	120	140,904
City of Denton (GO)
3.000%, 02/15/23	3,475	3,671,164
City of Fort Worth Water & Sewer System Revenue (RB)
5.000%, 02/15/21	1,745	1,748,089
City of Fort Worth Water & Sewer System Revenue (RB) Series A
5.000%, 02/15/24	3,310	3,791,506
City of Fort Worth Water & Sewer System Revenue (RB) Series A
5.000%, 02/15/25	4,380	5,217,763
City of Garland (GO) Series A
5.000%, 02/15/24	200	228,700
City of Houston (GO) Series A
5.000%, 03/01/21	3,000	3,011,880
City of San Antonio (GO)
5.000%, 02/01/23	1,655	1,814,658
City of San Antonio Electric & Gas Systems Revenue (RB) (ETM)
5.000%, 02/01/21	700	700,000
City of San Antonio Electric & Gas Systems Revenue (RB)
5.000%, 02/01/22	3,360	3,524,069
Conroe Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	2,000	2,469,480
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Corpus Christi Independent School District (GO) (PSF-GTD)
4.000%, 08/15/23	160	$175,371
4.000%, 08/15/24	140	158,582
Cypress-Fairbanks Independent School District (GO) (PSF-GTD)
5.000%, 02/15/21	790	791,406
Dallas Independent School District (GO) (PSF-GTD)
5.000%, 02/15/23	3,000	3,296,970
Dallas Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/15/24	3,250	3,803,312
El Paso Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	500	583,580
Fort Bend Independent School District (GO) (PSF-GTD) Series C
5.000%, 02/15/24	1,275	1,462,145
Fort Worth Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	445	549,962
Goose Creek Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 02/15/23	215	236,098
Harris County (GO) Series A
5.000%, 10/01/23	1,565	1,766,118
Highland Park Independent School District (GO)
5.000%, 02/15/23	2,000	2,194,540
Houston Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	2,000	2,290,280
Houston Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/26	750	925,635
Katy Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/21	400	400,712
Leander Independent School District (GO) (PSF-GTD) Series C
5.000%, 08/15/24	700	817,824
McAllen Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/22	2,725	2,863,539

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
North Texas Municipal Water District Water System Revenue (RB)
5.000%, 09/01/23	125	$140,570
Northwest Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/24	1,000	1,145,800
Port Authority of Houston of Harris County Texas (GO) Series A-2
5.000%, 10/01/23	70	78,956
Port Neches-Groves Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	1,000	1,144,810
Texas State (GO)
5.000%, 10/01/23	375	423,731
¤ 4.000%, 10/01/33 (Pre-refunded @ $100, 4/1/24)	1,500	1,680,690
Texas State (GO) Series A
5.000%, 04/01/25	2,185	2,617,739
5.000%, 10/01/25	2,465	3,009,592
Texas Transportation Commission State Highway Fund (GO) Series A
5.000%, 04/01/23	500	552,350
University of Texas System (The) (RB)
5.000%, 08/15/21	615	631,248
5.000%, 08/15/25	3,000	3,646,830
University of Texas System (The) (RB) Series C
5.000%, 08/15/24	1,000	1,171,020
Williamson County (GO)
5.000%, 02/15/21	5,640	5,649,926
Ysleta Independent School District (GO) (PSF-GTD)
¤ 5.000%, 08/15/41 (Pre-refunded @ $100, 8/15/25)	1,200	1,456,332
TOTAL TEXAS		96,215,083
UTAH — (2.4%)
Alpine School District (GO) (SCH BD GTY)
5.000%, 03/15/21	550	553,223
Davis School District (GO) (SCH BD GTY) Series B
5.000%, 06/01/23	2,445	2,722,263
Granite School District Board of Education (GO) (SCH BD GTY)
5.000%, 06/01/25	2,500	3,014,250
	Face Amount	Value†
	(000)
UTAH — (Continued)
Salt Lake County (GO) Series B
5.000%, 12/15/24	1,600	$1,897,920
State of Utah (GO)
5.000%, 07/01/22	1,045	1,117,178
Utah State (GO)
5.000%, 07/01/22	800	855,256
Utah State (GO)
5.000%, 07/01/24	2,575	3,000,596
TOTAL UTAH		13,160,686
VERMONT — (0.2%)
Vermont State (GO) Series B
5.000%, 08/15/23	1,000	1,123,260
VIRGINIA — (5.2%)
Arlington County (GO)
5.000%, 06/15/22	3,000	3,202,830
Chesterfield County (GO) (ST AID WITHHLDG)
5.000%, 01/01/23	2,905	3,175,920
City of Alexandria (GO) (ST AID WITHHLDG) Series D
5.000%, 07/01/26	2,235	2,804,992
City of Hampton (GO) (ST AID WITHHLDG) Series B
5.000%, 09/01/21	840	863,932
5.000%, 09/01/22	475	511,670
City of Richmond (GO) (ST AID WITHHLDG) Series B
5.000%, 07/15/22	1,065	1,140,572
City of Suffolk (GO) (ST AID WITHHLDG)
5.000%, 02/01/23	1,575	1,729,618
Commonwealth of Virginia (GO) Series A
5.000%, 06/01/25	1,430	1,726,210
Henrico County (GO) (ST AID WITHHLDG)
5.000%, 08/01/27	3,000	3,884,640
5.000%, 08/01/25	1,545	1,876,912
Loudoun County (GO) (ST AID WITHHLDG) Series A
5.000%, 12/01/22	1,225	1,334,981
Loudoun County (GO) (ST AID WITHHLDG) Series B
5.000%, 12/01/24	2,000	2,369,620
5.000%, 12/01/25	1,800	2,216,196
Pittsylvania County (GO) (ST AID WITHHLDG)
5.000%, 02/01/21	1,830	1,830,000
TOTAL VIRGINIA		28,668,093

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
WASHINGTON — (5.7%)
Auburn School District No. 408 of King & Pierce Counties (GO) (SCH BD GTY)
5.000%, 12/01/25	875	$1,073,056
Chelan County Public Utility District No. 1 (RB) Series A
5.000%, 07/01/24	200	231,866
5.000%, 07/01/25	100	120,365
City of Bellevue (GO) Series A
4.000%, 12/01/25	210	247,575
City of Seattle (GO) Series A
5.000%, 05/01/26	3,165	3,943,685
City of Seattle Drainage & Wastewater Revenue (RB)
5.000%, 04/01/21	445	448,578
County of Kitsap WA (GO)
5.000%, 06/01/21	1,455	1,478,600
King County (GO) Series E
5.000%, 12/01/25	1,275	1,565,662
King County School District No. 411 Issaquah (GO) (SCH BD GTY)
5.000%, 12/01/23	1,440	1,636,445
King County School District No. 414 Lake Washington (GO) (SCH BD GTY)
5.000%, 12/01/22	2,000	2,178,400
4.000%, 12/01/25	1,370	1,615,846
King County Sewer Revenue (RB) Series B
5.000%, 07/01/25	1,305	1,577,771
Snohomish County Public Utility District No. 1 (RB) Series A
5.000%, 12/01/23	595	675,444
Snohomish County School District No. 6 Mukilteo (GO) (SCH BD GTY)
5.000%, 12/01/25	2,000	2,455,940
Tacoma Metropolitan Park District (GO) Series B
5.000%, 12/01/21	350	364,263
Washington State (GO)
5.000%, 02/01/23	500	548,340
5.000%, 08/01/26	1,675	2,102,477
Washington State (GO) Series 2013A
5.000%, 08/01/21	200	204,922
Washington State (GO) Series A-1
5.000%, 08/01/21	800	819,688
Washington State (GO) Series B
5.000%, 07/01/24	800	930,432
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
5.000%, 07/01/25	475	$574,284
Washington State (GO) Series R-2012C
4.000%, 07/01/21	100	101,634
Washington State (GO) Series R-2013A
5.000%, 07/01/21	1,520	1,551,130
Washington State (GO) Series R-2018C
5.000%, 08/01/25	2,500	3,032,075
Washington State (GO) Series R-2018D
5.000%, 08/01/25	1,365	1,655,513
TOTAL WASHINGTON		31,133,991
WEST VIRGINIA — (0.1%)
West Virginia State (GO) Series A
5.000%, 12/01/23	500	567,750
WISCONSIN — (3.5%)
Germantown School District (GO) Series A
5.000%, 04/01/27	1,000	1,276,920
Janesville School District (GO) (ETM)
3.000%, 03/01/24	355	383,684
Janesville School District (GO)
3.000%, 03/01/24	1,645	1,779,841
Madison Metropolitan School District (GO)
2.000%, 03/01/25	1,300	1,388,647
Milwaukee County Metropolitan Sewer District (GO) Series A
5.000%, 10/01/25	2,635	3,210,299
State of Wisconsin (RB)
5.000%, 05/01/25	2,000	2,404,680
Wisconsin State (GO)
5.000%, 05/01/27	3,000	3,854,790
Wisconsin State (GO) Series 3
5.000%, 11/01/22	1,875	2,034,994
Wisconsin State (GO) Series A
5.000%, 05/01/24	975	1,127,451
5.000%, 05/01/25	970	1,166,270

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
WISCONSIN — (Continued)
Wisconsin State (GO) Series B
5.000%, 05/01/21	400	$404,864
TOTAL WISCONSIN		19,032,440
TOTAL MUNICIPAL BONDS Cost ($531,102,633)		549,918,156
TOTAL INVESTMENTS — (100.0%)
(Cost $531,102,633)^^		$549,918,156
Summary of the Portfolio's investments as of January 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$549,918,156	—	$549,918,156
TOTAL	—	$549,918,156	—	$549,918,156

World Core Equity Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2021
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	16,781,160	$497,225,773
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	18,698,954	269,825,916
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	4,959,089	121,943,993
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $628,040,440)		$888,995,682

TEMPORARY CASH INVESTMENTS — (0.0%)
State Street Institutional U.S. Government Money Market Fund, 0.030% (Cost $156,425)	156,425	156,425
TOTAL INVESTMENTS — (100.0%) (Cost $628,196,865)^^		$889,152,107
Summary of the Portfolio's investments as of January 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$888,995,682	—	—	$888,995,682
Temporary Cash Investments	156,425	—	—	156,425
TOTAL	$889,152,107	—	—	$889,152,107

DFA LTIP Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2021
(Unaudited)

	Face Amount±	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (100.0%)
Treasury Inflation Protected Security
0.875%, 02/15/47	23,065	$32,966,171
1.000%, 02/15/48	65,135	94,279,722
1.000%, 02/15/49	66,150	94,491,781
0.250%, 02/15/50	80,475	94,802,639
TOTAL U.S. TREASURY OBLIGATIONS Cost ($268,354,199)		316,540,313
TOTAL INVESTMENTS — (100.0%)
(Cost $268,354,199)^^		$316,540,313
Summary of the Portfolio's investments as of January 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	—	$316,540,313	—	$316,540,313
TOTAL	—	$316,540,313	—	$316,540,313

U.S. Social Core Equity 2 Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2021
(Unaudited)

		Shares	Value†
COMMON STOCKS — (97.0%)
COMMUNICATION SERVICES — (7.7%)
	Activision Blizzard, Inc.	12,862	$1,170,442
	Alaska Communications Systems Group, Inc.	2,160	7,085
*	Alphabet, Inc., Class A	5,884	10,752,186
*	Alphabet, Inc., Class C	5,249	9,635,799
*	Altice USA, Inc., Class A	23,147	823,339
#*	AMC Networks, Inc., Class A	5,887	290,936
#*	ANGI Homeservices, Inc., Class A	8,492	118,718
#*	Anterix, Inc.	1,929	69,984
	AT&T, Inc.	267,840	7,668,259
	ATN International, Inc.	3,463	149,532
*	Boingo Wireless, Inc.	6,938	80,065
#*	Boston Omaha Corp., Class A	933	25,471
	Cable One, Inc.	630	1,260,000
*	Cargurus, Inc.	3,168	92,664
*	Cars.com, Inc.	9,540	110,759
*	Charter Communications, Inc., Class A	5,206	3,162,957
*	Cincinnati Bell, Inc.	8,716	132,832
#	Cinemark Holdings, Inc.	4,600	93,104
	Cogent Communications Holdings, Inc.	4,641	264,305
	Comcast Corp., Class A	202,879	10,056,712
*	Consolidated Communications Holdings, Inc.	1,659	10,128
*	Cumulus Media, Inc., Class A	633	5,494
#*	Discovery, Inc., Class A	17,178	711,513
*	Discovery, Inc., Class C	35,366	1,238,871
*	DISH Network Corp., Class A	24,443	709,336
	Electronic Arts, Inc.	7,537	1,079,298
	Entercom Communications Corp., Class A	4,476	20,813
	EW Scripps Co. (The), Class A	9,868	146,145
*	Facebook, Inc., Class A	54,770	14,148,734
	Fox Corp., Class A	28,760	896,737
*	Fox Corp., Class B	21,319	637,225
#*	Gaia, Inc.	1,300	11,882
*	Glu Mobile, Inc.	9,086	80,048
*	Gray Television, Inc.	14,857	253,312
*	Hemisphere Media Group, Inc.	1,613	16,840
*	IAC/InterActiveCorp	2,216	465,249
*	IDT Corp., Class B	1,500	21,045
*	iHeartMedia, Inc., Class A	4,000	58,160
*	IMAX Corp.	8,607	162,672
	Interpublic Group of Cos., Inc. (The)	46,927	1,129,533
*	Iridium Communications, Inc.	14,903	734,271
#	John Wiley & Sons, Inc., Class A	7,363	335,826
#	John Wiley & Sons, Inc., Class B	312	14,783
*	Liberty Broadband Corp., Class A	1,324	192,205
*	Liberty Broadband Corp., Class C	13,715	2,003,076
*	Liberty Latin America, Ltd., Class A	9,637	97,237
#*	Liberty Latin America, Ltd., Class C	28,102	277,929
#*	Liberty Media Corp.-Liberty Braves, Class A	363	9,932
*	Liberty Media Corp.-Liberty Braves, Class C	4,147	111,057
*	Liberty Media Corp.-Liberty Formula One, Class A	2,870	104,038
*	Liberty Media Corp.-Liberty Formula One, Class C	20,664	831,313
*	Liberty Media Corp.-Liberty SiriusXM, Class A	8,198	331,363
*	Liberty Media Corp.-Liberty SiriusXM, Class C	18,725	759,486
*	Liberty TripAdvisor Holdings, Inc., Class A	9,810	40,025

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
#*	Lions Gate Entertainment Corp., Class A	11,808	$165,194
*	Lions Gate Entertainment Corp., Class B	16,116	199,194
#*	Live Nation Entertainment, Inc.	9,426	626,358
#	Loral Space & Communications, Inc.	2,740	69,596
	Lumen Technologies, Inc.	138,346	1,712,723
*	Madison Square Garden Entertainment Corp.	1,674	148,568
#	Marcus Corp. (The)	1,500	26,400
*	Match Group, Inc.	9,505	1,329,369
#	Meredith Corp.	1,681	36,864
#*	MSG Networks, Inc., Class A	5,969	103,085
*	Netflix, Inc.	3,698	1,968,778
	New York Times Co. (The), Class A	12,471	618,437
	News Corp., Class A	41,354	802,268
	News Corp., Class B	20,116	379,790
#	Nexstar Media Group, Inc., Class A	6,119	695,547
	Omnicom Group, Inc.	24,567	1,532,489
*	ORBCOMM, Inc.	6,642	49,749
*	Pinterest, Inc., Class A	553	37,886
*	QuinStreet, Inc.	6,390	135,276
*	Roku, Inc.	399	155,223
	Saga Communications, Inc., Class A	347	7,808
	Scholastic Corp.	5,612	144,621
#*	Sciplay Corp., Class A	1,500	23,955
	Shenandoah Telecommunications Co.	9,059	352,123
#	Sirius XM Holdings, Inc.	61,965	387,901
#*	Snap, Inc., Class A	20,854	1,104,011
	Spok Holdings, Inc.	2,587	28,767
*	Spotify Technology SA	100	31,500
*	Take-Two Interactive Software, Inc.	6,254	1,253,614
*	TechTarget, Inc.	3,207	239,563
	TEGNA, Inc.	34,128	547,072
	Telephone and Data Systems, Inc.	16,403	307,556
*	T-Mobile US, Inc.	21,919	2,763,548
	Townsquare Media, Inc., Class A	1,300	12,974
*	Travelzoo	2,000	22,020
	Tribune Publishing Co.	5,864	85,673
*	TripAdvisor, Inc.	14,054	435,252
*	TrueCar, Inc.	11,250	50,400
*	Twitter, Inc.	30,815	1,557,082
*	United States Cellular Corp.	6,305	196,590
	Verizon Communications, Inc.	214,016	11,717,376
	ViacomCBS, Inc., Class A	1,096	53,331
	ViacomCBS, Inc., Class B	32,131	1,558,353
*	Vonage Holdings Corp.	22,709	283,408
*	Walt Disney Co. (The)	31,507	5,298,532
	World Wrestling Entertainment, Inc., Class A	5,446	306,773
*	Yelp, Inc.	9,440	307,650
#*	Zedge, Inc., Class B	300	2,181
*	Zillow Group, Inc., Class A	4,266	591,780
#*	Zillow Group, Inc., Class C	9,269	1,209,234
#*	Zynga, Inc., Class A	85,388	846,195
TOTAL COMMUNICATION SERVICES			116,130,362
CONSUMER DISCRETIONARY — (13.4%)
*	1-800-Flowers.com, Inc., Class A	5,186	159,366
*	Aaron's Co., Inc. (The)	4,332	73,384
	Abercrombie & Fitch Co., Class A	14,633	337,583
	Acushnet Holdings Corp.	9,745	397,791
*	Adient P.L.C.	6,038	194,967

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Adtalem Global Education, Inc.	9,323	$359,775
	Advance Auto Parts, Inc.	5,727	854,125
*	Amazon.com, Inc.	12,317	39,490,765
*	American Axle & Manufacturing Holdings, Inc.	13,899	122,450
#	American Eagle Outfitters, Inc.	32,450	736,290
*	American Public Education, Inc.	2,802	80,642
*	America's Car-Mart, Inc.	1,100	130,658
	Aptiv P.L.C.	18,847	2,517,959
	Aramark	21,930	751,980
	Ark Restaurants Corp.	120	2,222
*	Asbury Automotive Group, Inc.	3,077	438,811
*	At Home Group, Inc.	8,348	203,441
	Autoliv, Inc.	13,399	1,188,625
*	AutoNation, Inc.	13,704	976,821
*	AutoZone, Inc.	902	1,008,770
*	Barnes & Noble Education, Inc.	189	1,108
	Bassett Furniture Industries, Inc.	1,200	23,256
*	Beazer Homes USA, Inc.	4,142	68,840
#	Bed Bath & Beyond, Inc.	8,034	283,841
	Best Buy Co., Inc.	25,955	2,824,423
#	Big Lots, Inc.	6,301	376,044
*	Biglari Holdings, Inc., Class B	227	26,046
	Bloomin' Brands, Inc.	11,019	232,170
*	Booking Holdings, Inc.	1,820	3,538,681
#*	Boot Barn Holdings, Inc.	4,393	251,455
	BorgWarner, Inc.	35,763	1,501,688
*	Bright Horizons Family Solutions, Inc.	6,450	980,206
	Brinker International, Inc.	3,652	215,030
	Brunswick Corp.	11,366	982,704
#	Buckle, Inc. (The)	7,967	313,262
#*	Build-A-Bear Workshop, Inc.	1,000	5,610
*	Burlington Stores, Inc.	446	111,009
	Caleres, Inc.	5,590	84,465
	Callaway Golf Co.	12,039	335,768
#	Camping World Holdings, Inc., Class A	2,464	84,170
*	Capri Holdings, Ltd.	14,895	620,526
#*	CarMax, Inc.	11,811	1,391,100
	Carnival Corp.	36,280	677,348
	Carriage Services, Inc.	2,352	77,898
*	Carrols Restaurant Group, Inc.	8,663	53,191
#	Carter's, Inc.	6,367	560,551
*	Carvana Co.	843	220,183
	Cato Corp. (The), Class A	600	6,822
*	Cavco Industries, Inc.	1,219	229,977
*	Century Communities, Inc.	4,391	206,114
#	Cheesecake Factory, Inc. (The)	5,226	235,013
#*	Chegg, Inc.	3,472	330,743
#*	Chewy, Inc., Class A	854	86,954
#	Children's Place, Inc. (The)	1,315	96,613
#	Choice Hotels International, Inc.	3,662	368,544
	Citi Trends, Inc.	2,312	136,408
	Collectors Universe, Inc.	1,300	118,703
	Columbia Sportswear Co.	9,106	796,411
*	Conn's, Inc.	4,758	74,843
*	Container Store Group, Inc. (The)	4,590	62,562
	Cooper Tire & Rubber Co.	10,504	386,022
*	Cooper-Standard Holdings, Inc.	875	26,696
	Cracker Barrel Old Country Store, Inc.	3,493	472,638
*	Crocs, Inc.	8,413	589,078

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Culp, Inc.	1,771	$27,327
	Dana, Inc.	22,857	442,512
	Darden Restaurants, Inc.	11,692	1,366,678
#	Dave & Buster's Entertainment, Inc.	5,781	196,670
*	Deckers Outdoor Corp.	4,029	1,176,387
*	Del Taco Restaurants, Inc.	5,595	53,824
*	Delta Apparel, Inc.	600	12,012
*	Denny's Corp.	5,995	94,301
	Designer Brands, Inc., Class A	1,992	24,402
#	Dick's Sporting Goods, Inc.	10,157	680,621
	Dillard's, Inc., Class A	2,850	250,258
#*	Dixie Group, Inc. (The)	9,307	32,574
	Dollar General Corp.	8,573	1,668,392
*	Dollar Tree, Inc.	19,971	2,030,252
	Domino's Pizza, Inc.	1,500	556,140
*	Dorman Products, Inc.	5,212	473,406
	DR Horton, Inc.	25,417	1,952,026
	eBay, Inc.	43,028	2,431,512
	Educational Development Corp.	1,868	25,311
*	El Pollo Loco Holdings, Inc.	4,262	86,732
#*	Envela Corp.	5,655	35,400
	Escalade, Inc.	1,450	30,232
	Ethan Allen Interiors, Inc.	4,083	96,563
*	Etsy, Inc.	8,119	1,616,412
	Expedia Group, Inc.	2,121	263,216
	Extended Stay America, Inc.	29,125	427,555
*	Fiesta Restaurant Group, Inc.	3,560	53,614
#*	Five Below, Inc.	6,045	1,062,288
	Flexsteel Industries, Inc.	1,153	39,340
*	Floor & Decor Holdings, Inc., Class A	12,035	1,108,062
	Foot Locker, Inc.	15,240	667,817
	Ford Motor Co.	281,213	2,961,173
#*	Fossil Group, Inc.	7,394	107,213
*	Fox Factory Holding Corp.	5,595	669,386
*	frontdoor, Inc.	7,821	430,468
#*	Funko, Inc., Class A	3,500	41,825
*	Gap, Inc. (The)	45,195	915,199
	Garmin, Ltd.	9,066	1,041,321
	General Motors Co.	57,921	2,935,436
*	Genesco, Inc.	3,112	120,777
	Gentex Corp.	34,681	1,146,207
*	Gentherm, Inc.	4,760	291,598
	Genuine Parts Co.	10,781	1,012,120
*	G-III Apparel Group, Ltd.	6,928	187,333
	Goodyear Tire & Rubber Co. (The)	24,359	256,987
#*	GoPro, Inc., Class A	15,660	140,157
	Graham Holdings Co., Class B	687	390,292
*	Grand Canyon Education, Inc.	5,044	428,437
*	Green Brick Partners, Inc.	5,861	116,634
	Group 1 Automotive, Inc.	2,918	401,575
*	GrubHub, Inc.	5,746	432,501
	Guess?, Inc.	14,243	330,722
#	H&R Block, Inc.	18,895	325,561
#	Hamilton Beach Brands Holding Co., Class A	1,000	19,190
#	Hanesbrands, Inc.	48,867	747,176
	Harley-Davidson, Inc.	24,436	979,639
	Hasbro, Inc.	12,565	1,178,848
#	Haverty Furniture Cos., Inc.	4,379	143,149
#*	Helen of Troy, Ltd.	3,202	782,088

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Hibbett Sports, Inc.	2,831	$159,810
*	Hilton Grand Vacations, Inc.	14,676	436,171
	Hilton Worldwide Holdings, Inc.	10,164	1,030,528
	Home Depot, Inc. (The)	28,392	7,689,121
	Hooker Furniture Corp.	1,478	44,532
*	Houghton Mifflin Harcourt Co.	9,900	48,807
#	Hyatt Hotels Corp., Class A	4,105	269,534
*	Installed Building Products, Inc.	4,932	517,515
#*	iRobot Corp.	3,767	452,417
	Jack in the Box, Inc.	2,513	236,574
	Johnson Outdoors, Inc., Class A	1,404	153,078
	KB Home	15,380	640,423
	Kohl's Corp.	21,863	963,284
#	Kontoor Brands, Inc.	2,650	95,718
	L Brands, Inc.	5,861	238,894
*	Lakeland Industries, Inc.	1,000	27,800
*	Lands' End, Inc.	4,280	118,171
*	Laureate Education, Inc., Class A	13,798	179,512
	La-Z-Boy, Inc.	7,281	281,920
#*	Lazydays Holdings, Inc.	1,319	22,634
	LCI Industries	3,843	497,207
*	Leaf Group, Ltd.	2,563	13,840
	Lear Corp.	8,227	1,240,303
	Leggett & Platt, Inc.	18,744	768,504
	Lennar Corp., Class A	18,892	1,570,870
	Lennar Corp., Class B	1,637	109,581
	Levi Strauss & Co., Class A	2,638	51,995
*	LGI Homes, Inc.	3,499	373,378
	Lifetime Brands, Inc.	1,597	22,198
#*	Lincoln Educational Services Corp.	3,900	22,971
#*	Lindblad Expeditions Holdings, Inc.	2,546	39,972
*	Liquidity Services, Inc.	3,459	67,520
#	Lithia Motors, Inc., Class A	3,529	1,124,622
*	LKQ Corp.	38,553	1,352,825
	Lowe's Cos., Inc.	28,452	4,747,216
*	Luby's, Inc.	1,850	5,328
*	Lululemon Athletica, Inc.	4,216	1,385,715
*	Lumber Liquidators Holdings, Inc.	3,367	94,141
*	M/I Homes, Inc.	3,235	159,712
	Macy's, Inc.	4,300	64,672
#*	Magnite, Inc.	4,400	152,416
*	Malibu Boats, Inc., Class A	3,128	219,304
	Marine Products Corp.	5,029	81,872
*	MarineMax, Inc.	3,867	161,757
	Marriott International, Inc., Class A	14,561	1,693,590
	Marriott Vacations Worldwide Corp.	5,248	644,244
*	MasterCraft Boat Holdings, Inc.	2,329	59,459
#*	Mattel, Inc.	27,983	507,052
	McDonald's Corp.	9,775	2,031,636
	MDC Holdings, Inc.	9,687	503,918
»	Media General, Inc.	13,638	1,279
*	Meritage Homes Corp.	5,126	411,413
#*	Michaels Cos., Inc. (The)	15,366	238,173
*	Modine Manufacturing Co.	7,038	88,327
*	Mohawk Industries, Inc.	6,832	981,075
	Monro, Inc.	5,228	305,681
#*	Motorcar Parts of America, Inc.	2,723	61,621
	Movado Group, Inc.	2,400	49,584
	Murphy USA, Inc.	4,942	615,625

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Nathan's Famous, Inc.	600	$33,306
#*	National Vision Holdings, Inc.	9,444	437,918
#*	Nautilus, Inc.	4,510	110,540
*	New Home Co., Inc. (The)	1,900	9,994
	NIKE, Inc., Class B	22,154	2,959,553
#*	Noodles & Co.	2,751	23,301
*	Norwegian Cruise Line Holdings, Ltd.	19,332	437,870
*	NVR, Inc.	312	1,387,302
	ODP Corp. (The)	6,695	285,810
#*	Ollie's Bargain Outlet Holdings, Inc.	5,086	481,797
	OneSpaWorld Holdings Ltd.	1,038	9,851
*	O'Reilly Automotive, Inc.	3,845	1,635,932
#	Oxford Industries, Inc.	2,746	179,149
	Papa John's International, Inc.	2,782	284,543
	Patrick Industries, Inc.	3,766	260,080
#	Penske Automotive Group, Inc.	13,288	795,154
*	Perdoceo Education Corp.	8,848	104,672
#	PetMed Express, Inc.	3,666	140,041
*	Planet Fitness, Inc., Class A	7,423	534,456
*	Playa Hotels & Resorts NV	17,215	91,584
	Polaris, Inc.	7,671	894,976
	Pool Corp.	4,278	1,515,182
	PulteGroup, Inc.	36,046	1,568,001
#*	Purple Innovation, Inc.	961	32,712
	PVH Corp.	7,338	625,638
*	Quotient Technology, Inc.	10,037	88,928
	Qurate Retail, Inc., Class A	45,923	578,630
	Ralph Lauren Corp.	3,683	372,167
*	Red Robin Gourmet Burgers, Inc.	900	23,571
#*	Regis Corp.	5,136	48,741
	Rent-A-Center, Inc.	8,566	370,908
#*	Revolve Group, Inc.	1,568	58,267
#*	RH	2,156	1,024,876
	Rocky Brands, Inc.	402	13,853
	Ross Stores, Inc.	14,051	1,563,736
	Royal Caribbean Cruises, Ltd.	11,636	756,340
#*	Sally Beauty Holdings, Inc.	8,848	133,605
*	SeaWorld Entertainment, Inc.	11,472	327,755
*	Select Interior Concepts, Inc., Class A	1,800	13,446
	Service Corp. International	23,706	1,195,494
*	Shake Shack, Inc., Class A	2,708	307,141
	Shoe Carnival, Inc.	2,230	104,788
	Shutterstock, Inc.	4,251	276,272
#	Signet Jewelers, Ltd.	8,025	325,975
	Six Flags Entertainment Corp.	998	34,132
*	Skechers U.S.A., Inc., Class A	15,863	546,956
*	Skyline Champion Corp.	7,662	257,673
*	Sleep Number Corp.	2,862	308,352
#	Sonic Automotive, Inc., Class A	4,084	167,158
*	Sonos, Inc.	6,642	173,688
*	Sportsman's Warehouse Holdings, Inc.	2,963	51,912
*	Stamps.com, Inc.	2,929	668,720
	Standard Motor Products, Inc.	3,872	151,899
	Starbucks Corp.	15,505	1,501,039
	Steven Madden, Ltd.	10,477	352,027
*	Stitch Fix, Inc., Class A	765	73,012
*	Stoneridge, Inc.	5,645	154,955
	Strategic Education, Inc.	2,887	255,124
	Strattec Security Corp.	200	10,950

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Stride, Inc.	7,870	$202,652
	Superior Group of Cos, Inc.	1,686	38,491
	Tapestry, Inc.	38,289	1,210,698
	Target Corp.	25,029	4,534,504
*	Taylor Morrison Home Corp.	15,830	411,263
*	Tempur Sealy International, Inc.	23,044	608,362
#*	Tenneco, Inc., Class A	1,172	11,837
*	Terminix Global Holdings, Inc.	12,512	596,572
*	Tesla, Inc.	5,130	4,070,809
	Texas Roadhouse, Inc.	7,643	582,473
	Thor Industries, Inc.	7,247	876,959
	Tilly's, Inc., Class A	1,998	19,580
	TJX Cos., Inc. (The)	18,164	1,163,223
	Toll Brothers, Inc.	14,952	764,047
*	TopBuild Corp.	5,884	1,176,506
	Tractor Supply Co.	8,913	1,263,329
*	Tri Pointe Homes, Inc.	20,623	416,585
*	Tupperware Brands Corp.	4,382	131,811
#*	Turtle Beach Corp.	1,985	59,351
*	Ulta Beauty, Inc.	5,831	1,631,281
#*	Under Armour, Inc., Class A	13,738	240,415
*	Under Armour, Inc., Class C	16,084	240,777
*	Unifi, Inc.	2,302	55,133
*	Universal Electronics, Inc.	2,569	139,343
*	Universal Technical Institute, Inc.	1,356	8,244
*	Urban Outfitters, Inc.	15,915	436,548
	Vail Resorts, Inc.	4,306	1,145,224
#*	Veoneer, Inc.	9,833	258,510
*	Vera Bradley, Inc.	4,815	40,687
	VF Corp.	18,536	1,424,862
*	Visteon Corp.	4,374	557,598
*	VOXX International Corp.	2,097	39,172
#*	Wayfair, Inc., Class A	2,283	621,707
	Wendy's Co. (The)	29,829	608,512
	Weyco Group, Inc.	1,047	18,071
	Whirlpool Corp.	8,385	1,551,980
#	Williams-Sonoma, Inc.	10,952	1,411,932
	Wingstop, Inc.	3,132	469,957
	Winmark Corp.	400	68,252
#	Winnebago Industries, Inc.	5,225	360,838
	Wolverine World Wide, Inc.	9,969	285,512
#*	WW International, Inc.	6,624	175,933
	Wyndham Destinations, Inc.	8,926	394,886
	Wyndham Hotels & Resorts, Inc.	7,332	426,502
*	YETI Holdings, Inc.	6,118	402,687
	Yum! Brands, Inc.	5,524	560,631
*	ZAGG, Inc.	4,298	17,880
*	Zovio, Inc.	2,706	13,855
*	Zumiez, Inc.	4,107	176,930
TOTAL CONSUMER DISCRETIONARY			202,787,389
CONSUMER STAPLES — (4.9%)
	Alico, Inc.	938	27,859
	Andersons, Inc. (The)	5,770	132,710
	Archer-Daniels-Midland Co.	28,219	1,411,232
#	B&G Foods, Inc.	10,036	382,171
#*	Beyond Meat, Inc.	376	66,958
#*	BJ's Wholesale Club Holdings, Inc.	13,934	586,203
	Bunge, Ltd.	16,167	1,057,968

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Calavo Growers, Inc.	2,253	$171,566
*	Cal-Maine Foods, Inc.	5,619	215,432
#	Campbell Soup Co.	21,856	1,051,492
#	Casey's General Stores, Inc.	5,772	1,082,135
#*	Celsius Holdings, Inc.	928	49,555
#*	Central Garden & Pet Co.	1,889	79,886
*	Central Garden & Pet Co., Class A	8,580	334,620
*	Chefs' Warehouse, Inc. (The)	3,811	104,002
	Clorox Co. (The)	7,826	1,639,234
	Coca-Cola Co. (The)	152,681	7,351,590
	Coca-Cola Consolidated, Inc.	1,254	334,642
	Colgate-Palmolive Co.	9,501	741,078
	Conagra Brands, Inc.	35,332	1,222,487
	Costco Wholesale Corp.	10,401	3,665,624
	Coty, Inc., Class A	3,092	19,696
*	Darling Ingredients, Inc.	28,208	1,749,178
	Edgewell Personal Care Co.	8,356	279,090
#*	elf Beauty, Inc.	7,804	169,815
#	Energizer Holdings, Inc.	9,535	418,014
*	Farmer Bros Co.	792	4,150
	Flowers Foods, Inc.	24,406	560,362
	Fresh Del Monte Produce, Inc.	8,311	203,370
*	Freshpet, Inc.	834	116,185
	General Mills, Inc.	23,727	1,378,539
*	Grocery Outlet Holding Corp.	2,397	102,328
#*	Hain Celestial Group, Inc. (The)	16,656	692,640
*	Herbalife Nutrition, Ltd.	9,000	458,640
#	Hormel Foods Corp.	23,828	1,116,580
*	Hostess Brands, Inc.	19,002	291,681
#	Ingles Markets, Inc., Class A	3,705	176,210
	Ingredion, Inc.	9,049	682,928
	Inter Parfums, Inc.	3,504	217,879
	J&J Snack Foods Corp.	1,979	302,114
	JM Smucker Co. (The)	8,271	962,827
	John B. Sanfilippo & Son, Inc.	1,772	142,522
	Kellogg Co.	24,544	1,446,623
#	Keurig Dr Pepper, Inc.	14,353	456,425
	Kimberly-Clark Corp.	8,135	1,074,633
	Kraft Heinz Co. (The)	26,225	878,800
	Kroger Co. (The)	82,614	2,850,183
	Lamb Weston Holdings, Inc.	10,496	784,051
	Lancaster Colony Corp.	3,757	655,897
*	Landec Corp.	3,686	39,293
#*	Lifevantage Corp.	1,400	12,516
#*	Lifeway Foods, Inc.	2,012	12,112
#	Limoneira Co.	2,048	32,707
	Mannatech, Inc.	40	756
	McCormick & Co., Inc.	180	16,310
	McCormick & Co., Inc. Non-Voting	16,890	1,512,331
	Medifast, Inc.	1,250	293,337
*	Monster Beverage Corp.	12,810	1,112,292
	National Beverage Corp.	3,892	589,794
#	Natura & Co. Holding SA, ADR	15,813	281,630
*	Natural Alternatives International, Inc.	920	13,220
	Natural Grocers by Vitamin Cottage, Inc.	3,961	65,951
*	Nature's Sunshine Products, Inc.	1,300	20,865
	Nu Skin Enterprises, Inc., Class A	9,660	559,024
#	Ocean Bio-Chem, Inc.	1,697	21,179
	Oil-Dri Corp. of America	877	30,406

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	PepsiCo, Inc.	62,829	$8,580,557
*	Performance Food Group Co.	14,676	688,011
*	Pilgrim's Pride Corp.	21,104	408,996
*	Post Holdings, Inc.	9,947	943,473
	PriceSmart, Inc.	4,237	397,770
	Sanderson Farms, Inc.	2,916	397,130
	Seaboard Corp.	70	220,235
*	Seneca Foods Corp., Class A	1,000	36,250
*	Seneca Foods Corp., Class B	301	11,588
*	Simply Good Foods Co. (The)	12,209	348,445
	SpartanNash Co.	6,615	122,510
	Spectrum Brands Holdings, Inc.	8,176	617,860
*	Sprouts Farmers Market, Inc.	18,120	410,418
*	Summer Infant, Inc.	1,391	24,134
	Sysco Corp.	23,884	1,707,945
#	Tootsie Roll Industries, Inc.	3,417	135,245
#*	TreeHouse Foods, Inc.	9,409	397,342
	Tyson Foods, Inc., Class A	24,973	1,606,014
*	United Natural Foods, Inc.	7,790	210,953
	United-Guardian, Inc.	3,800	53,086
*	US Foods Holding Corp.	25,461	789,036
*	USANA Health Sciences, Inc.	3,684	304,888
	Village Super Market, Inc., Class A	1,203	25,347
	Walgreens Boots Alliance, Inc.	45,070	2,264,767
	Walmart, Inc.	56,159	7,889,778
#	WD-40 Co.	1,271	386,905
	Weis Markets, Inc.	4,404	217,029
TOTAL CONSUMER STAPLES			73,709,239
ENERGY — (2.8%)
	Adams Resources & Energy, Inc.	517	12,517
#	Antero Midstream Corp.	52,698	426,854
	Apache Corp.	7,935	113,312
#	Arch Resources, Inc.	3,328	159,478
	Archrock, Inc.	23,037	204,338
	Ardmore Shipping Corp.	4,312	13,798
	Baker Hughes Co.	32,031	643,503
	Berry Corp.	9,690	37,306
*	Bonanza Creek Energy, Inc.	3,181	65,719
*	Bristow Group, Inc.	989	23,944
#	Cabot Oil & Gas Corp.	59,680	1,093,934
	Cactus, Inc., Class A	5,964	156,257
*	ChampionX Corp.	10,467	160,040
*	Cheniere Energy, Inc.	13,422	850,015
	Chevron Corp.	46,757	3,983,696
	Cimarex Energy Co.	9,661	407,501
*	Clean Energy Fuels Corp.	31,215	319,329
*	CNX Resources Corp.	37,697	477,621
	ConocoPhillips	82,070	3,285,262
	Continental Resources, Inc.	9,137	179,908
	Core Laboratories NV	539	17,776
#	CVR Energy, Inc.	12,089	206,722
	Delek US Holdings, Inc.	12,636	237,051
	Devon Energy Corp.	53,994	888,741
	DHT Holdings, Inc.	22,418	120,385
	Diamondback Energy, Inc.	4,467	253,234
#	DMC Global, Inc.	2,624	150,014
*	Dorian LPG, Ltd.	8,362	96,916
*	Dril-Quip, Inc.	4,462	134,395

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	EnLink Midstream LLC	2,000	$7,780
	EOG Resources, Inc.	35,180	1,792,773
	EQT Corp.	32,773	534,528
	Equitrans Midstream Corp.	31,012	206,230
	Evolution Petroleum Corp.	4,751	15,108
*	Exterran Corp.	4,779	20,645
	Exxon Mobil Corp.	94,072	4,218,188
#*	Forum Energy Technologies, Inc.	851	12,620
*	Frank's International NV	7,143	19,858
*	Geospace Technologies Corp.	900	7,335
*	Goodrich Petroleum Corp.	3,153	30,490
#*	Green Plains, Inc.	6,080	116,797
	Halliburton Co.	67,904	1,197,148
*	Helix Energy Solutions Group, Inc.	21,367	88,032
	Helmerich & Payne, Inc.	9,568	232,311
	Hess Corp.	19,190	1,035,876
	HollyFrontier Corp.	21,941	624,441
	International Seaways, Inc.	5,977	95,692
	Kinder Morgan, Inc.	81,606	1,149,012
	Kosmos Energy, Ltd.	19,762	43,872
	Liberty Oilfield Services, Inc., Class A	11,485	138,050
	Marathon Oil Corp.	54,938	397,751
	Marathon Petroleum Corp.	33,181	1,432,092
*	Matador Resources Co.	14,684	224,372
	Murphy Oil Corp.	17,235	213,197
	Nabors Industries, Ltd.	1,296	92,560
	NACCO Industries, Inc., Class A	500	11,985
*	Natural Gas Services Group, Inc.	1,608	13,170
#	New Fortress Energy, Inc.	1,181	52,767
*	NexTier Oilfield Solutions, Inc.	5,971	19,824
#	Nordic American Tankers, Ltd.	19,032	56,335
	NOV, Inc.	36,113	447,079
	Occidental Petroleum Corp.	32,883	659,633
*	Oceaneering International, Inc.	1,500	12,675
	ONEOK, Inc.	26,476	1,054,539
*	Overseas Shipholding Group, Inc., Class A	7,143	14,786
*	Par Pacific Holdings, Inc.	8,758	116,306
	Patterson-UTI Energy, Inc.	9,600	59,040
#	PBF Energy, Inc., Class A	7,200	60,984
*	PDC Energy, Inc.	3,560	77,288
	Phillips 66	20,069	1,360,678
	Pioneer Natural Resources Co.	17,151	2,073,556
*	ProPetro Holding Corp.	5,849	46,734
	Range Resources Corp.	37,286	343,404
#*	Renewable Energy Group, Inc.	4,824	432,230
*	REX American Resources Corp.	885	67,702
#*	RPC, Inc.	13,400	59,764
	Schlumberger, N.V.	85,945	1,908,838
#	Scorpio Tankers, Inc.	3,098	38,539
*	Select Energy Services, Inc., Class A	10,598	53,202
	SFL Corp., Ltd.	15,971	100,937
#	Solaris Oilfield Infrastructure, Inc., Class A	2,781	25,307
#*	Southwestern Energy Co.	76,979	290,211
	Targa Resources Corp.	12,079	330,602
	TechnipFMC P.L.C.	32,539	347,842
#*	Teekay Tankers, Ltd., Class A	3,398	34,830
*	Tidewater, Inc.	3,503	33,243
	US Silica Holdings, Inc.	6,215	50,590
	Valero Energy Corp.	16,026	904,347

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
#*	W&T Offshore, Inc.	21,180	$51,256
	Williams Cos., Inc. (The)	73,029	1,550,406
	World Fuel Services Corp.	9,191	281,153
TOTAL ENERGY			41,708,106
FINANCIALS — (15.1%)
	1st Constitution Bancorp	749	11,557
	1st Source Corp.	4,346	171,015
	ACNB Corp.	303	7,590
#	Affiliated Managers Group, Inc.	5,960	656,732
	Aflac, Inc.	32,940	1,488,229
	Alleghany Corp.	905	512,999
	Allegiance Bancshares, Inc.	2,498	87,880
	Allstate Corp. (The)	19,381	2,077,256
	Ally Financial, Inc.	34,337	1,299,312
	Altabancorp	1,700	54,757
	A-Mark Precious Metals, Inc.	1,195	34,153
*	Ambac Financial Group, Inc.	5,554	80,089
	American Equity Investment Life Holding Co.	14,447	421,708
	American Express Co.	34,168	3,972,372
	American Financial Group, Inc.	9,891	931,139
	American International Group, Inc.	41,824	1,565,891
	American National Bankshares, Inc.	1,300	36,335
	American National Group, Inc.	3,670	324,355
	Ameriprise Financial, Inc.	13,713	2,713,391
	Ameris Bancorp	11,395	445,658
	AMERISAFE, Inc.	2,385	132,368
	AmeriServ Financial, Inc.	300	1,020
	Ames National Corp.	500	11,255
	Aon P.L.C., Class A	10,237	2,079,135
*	Arch Capital Group, Ltd.	25,790	810,064
	Ares Management Corp., Class A	4,188	189,130
	Argo Group International Holdings, Ltd.	5,421	218,737
	Arrow Financial Corp.	2,364	69,502
	Arthur J Gallagher & Co.	9,965	1,150,061
	Artisan Partners Asset Management, Inc., Class A	8,057	389,959
*	Assetmark Financial Holdings Inc	491	11,303
	Associated Banc-Corp	22,085	396,205
	Assurant, Inc.	6,257	847,636
	Assured Guaranty, Ltd.	15,659	559,809
*	Athene Holding, Ltd., Class A	19,390	792,857
*	Atlantic Capital Bancshares, Inc.	4,182	74,816
	Atlantic Union Bankshares Corp.	12,908	423,899
*	Atlanticus Holdings Corp.	700	18,011
	Axis Capital Holdings, Ltd.	9,837	451,518
*	Axos Financial, Inc.	10,344	402,899
	Banc of California, Inc.	9,859	166,124
	BancFirst Corp.	5,329	307,110
*	Bancorp, Inc. (The)	11,054	185,376
	BancorpSouth Bank	18,825	520,511
	Bank of America Corp.	191,203	5,669,169
	Bank of Commerce Holdings	300	3,039
#	Bank of Hawaii Corp.	6,432	502,918
	Bank of Marin Bancorp	2,280	84,679
	Bank of New York Mellon Corp. (The)	48,950	1,949,678
	Bank of NT Butterfield & Son, Ltd. (The)	9,367	284,850
#	Bank of Princeton (The)	613	14,295
	Bank OZK	21,060	782,590
	Bank7 Corp.	1,736	27,759

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	BankFinancial Corp.	2,924	$24,796
	BankUnited, Inc.	15,112	523,631
	Bankwell Financial Group, Inc.	700	13,615
	Banner Corp.	5,895	260,736
	Bar Harbor Bankshares	1,390	29,899
*	Baycom Corp.	742	10,907
	BCB Bancorp, Inc.	1,443	16,566
*	Berkshire Hathaway, Inc., Class B	45,922	10,464,246
	Berkshire Hills Bancorp, Inc.	7,151	118,564
	BGC Partners, Inc., Class A	41,530	147,432
	BlackRock, Inc.	3,849	2,699,150
	Blackstone Group, Inc. (The), Class A	9,750	655,102
*	Blucora, Inc.	5,883	97,422
	BOK Financial Corp.	6,081	449,143
	Boston Private Financial Holdings, Inc.	13,196	160,859
*	Bridgewater Bancshares, Inc.	3,552	45,608
*	Brighthouse Financial, Inc.	16,577	586,163
	BrightSphere Investment Group, Inc.	12,156	222,819
	Brookline Bancorp, Inc.	14,704	185,123
	Brown & Brown, Inc.	18,523	798,156
	Bryn Mawr Bank Corp.	3,259	101,290
#	Business First Bancshares, Inc.	974	19,772
	Byline Bancorp, Inc.	5,176	83,178
	C&F Financial Corp.	500	19,685
	Cadence BanCorp	8,945	160,294
»	Calamos Asset Management, Inc., Class A	2,328	0
	Cambridge Bancorp	638	46,893
	Camden National Corp.	3,149	118,245
*	Cannae Holdings, Inc.	14,199	539,420
	Capital City Bank Group, Inc.	2,300	51,359
	Capital One Financial Corp.	13,202	1,376,441
	Capitol Federal Financial, Inc.	25,612	318,101
	Capstar Financial Holdings, Inc.	1,712	24,824
	Cathay General Bancorp	13,592	459,681
	Cboe Global Markets, Inc.	7,018	643,761
	CBTX, Inc.	4,682	123,230
	CCUR Holdings, Inc.	1,400	4,060
	Central Pacific Financial Corp.	4,075	81,011
	Central Valley Community Bancorp	1,231	18,834
	Century Bancorp, Inc., Class A	292	23,126
	CF Bankshares, Inc.	840	14,188
	Charles Schwab Corp. (The)	65,474	3,374,530
	Chemung Financial Corp.	400	13,384
	Chubb, Ltd.	11,140	1,622,764
	Cincinnati Financial Corp.	10,532	885,636
	CIT Group, Inc.	10,425	384,682
	Citigroup, Inc.	51,458	2,984,049
	Citizens & Northern Corp.	1,891	36,137
	Citizens Financial Group, Inc.	25,021	911,765
	Citizens Holding Co.	160	3,230
#*	Citizens, Inc.	3,580	21,659
	City Holding Co.	2,529	174,627
	Civista Bancshares, Inc.	1,487	25,353
	CME Group, Inc.	6,500	1,181,310
	CNA Financial Corp.	4,382	168,356
	CNB Financial Corp.	2,238	47,065
	CNO Financial Group, Inc.	13,279	281,648
	Codorus Valley Bancorp, Inc.	633	10,001
	Cohen & Steers, Inc.	6,215	407,082

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Columbia Banking System, Inc.	13,199	$508,425
*	Columbia Financial, Inc.	16,862	260,012
	Comerica, Inc.	12,656	723,923
#	Commerce Bancshares, Inc.	12,789	854,945
	Community Bank System, Inc.	8,296	537,996
	Community Bankers Trust Corp.	100	722
	Community Financial Corp. (The)	300	7,140
	Community Trust Bancorp, Inc.	2,916	106,317
	ConnectOne Bancorp, Inc.	5,084	108,035
#*	Consumer Portfolio Services, Inc.	4,008	16,834
#	Cowen, Inc., Class A	4,405	110,786
	Crawford & Co., Class A	2,549	19,398
	Crawford & Co., Class B	3,450	27,048
#*	Credit Acceptance Corp.	2,294	884,956
#	Cullen/Frost Bankers, Inc.	7,024	647,894
#	Curo Group Holdings Corp.	8,089	117,533
*	Customers Bancorp, Inc.	5,789	128,632
	CVB Financial Corp.	23,736	461,190
	Diamond Hill Investment Group, Inc.	832	123,327
	Dime Community Bancshares, Inc.	7,365	117,104
	Dime Community Bancshares, Inc.	3,707	90,562
	Discover Financial Services	21,097	1,762,443
	Donegal Group, Inc., Class A	3,167	43,926
*	Donnelley Financial Solutions, Inc.	7,548	135,034
	Eagle Bancorp, Inc.	5,217	221,670
	East West Bancorp, Inc.	16,796	1,006,752
	Eaton Vance Corp.	14,602	980,378
#*	eHealth, Inc.	2,510	120,104
	Employers Holdings, Inc.	6,414	195,627
*	Encore Capital Group, Inc.	4,540	134,838
*	Enova International, Inc.	6,877	155,420
*	Enstar Group, Ltd.	2,076	415,636
	Enterprise Bancorp, Inc.	1,259	31,903
	Enterprise Financial Services Corp.	3,833	135,343
	Equitable Holdings, Inc.	30,648	759,457
*	Equity Bancshares, Inc., Class A	2,425	53,544
#	Erie Indemnity Co., Class A	2,626	638,381
	ESSA Bancorp, Inc.	1,600	22,848
	Essent Group, Ltd.	13,267	554,959
	Evercore, Inc., Class A	6,474	706,313
	Everest Re Group, Ltd.	2,971	627,119
*	EZCORP, Inc., Class A	8,301	37,271
	FactSet Research Systems, Inc.	3,034	917,300
	Farmers & Merchants Bancorp, Inc.	978	22,396
	Farmers National Banc Corp.	4,026	53,626
	FB Financial Corp.	7,432	277,660
	FBL Financial Group, Inc., Class A	4,367	244,727
	Federal Agricultural Mortgage Corp., Class C	1,582	120,232
	Federated Hermes, Inc., Class B	15,549	419,823
	Fidelity National Financial, Inc.	28,187	1,023,188
	Fifth Third Bancorp	36,715	1,062,165
	Financial Institutions, Inc.	2,921	66,862
	First American Financial Corp.	15,228	796,272
	First Bancorp	4,770	162,466
	First BanCorp	35,938	327,036
	First Bancorp, Inc. (The)	1,481	35,588
	First Bancshares, Inc. (The)	1,821	54,521
	First Bank	916	8,290
	First Busey Corp.	8,680	179,416

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	First Business Financial Services, Inc.	989	$19,048
	First Choice Bancorp	624	12,268
	First Citizens BancShares, Inc., Class A	1,252	746,179
	First Commonwealth Financial Corp.	19,240	225,685
	First Community Bancshares, Inc.	3,590	77,041
	First Financial Bancorp	16,417	300,759
#	First Financial Bankshares, Inc.	12,588	476,833
	First Financial Corp.	2,421	92,942
	First Financial Northwest, Inc.	1,800	22,932
	First Foundation, Inc.	5,470	110,822
	First Hawaiian, Inc.	21,301	495,248
	First Horizon National Corp.	65,753	913,309
	First Internet Bancorp	1,237	37,877
	First Interstate BancSystem, Inc., Class A	7,386	285,543
	First Merchants Corp.	9,852	371,125
	First Mid Bancshares, Inc.	2,167	73,396
	First Midwest Bancorp, Inc.	18,327	302,945
	First Northwest Bancorp	1,283	17,577
	First of Long Island Corp. (The)	3,590	60,061
	First Republic Bank	9,744	1,412,783
	FirstCash, Inc.	5,521	325,076
	Flagstar Bancorp, Inc.	8,915	382,008
	Flushing Financial Corp.	5,263	96,208
	FNB Corp.	45,402	447,664
	Franklin Resources, Inc.	25,298	665,084
	FS Bancorp, Inc.	425	22,789
	Fulton Financial Corp.	29,630	397,042
	GAMCO Investors, Inc., Class A	1,254	22,334
*	Genworth Financial, Inc., Class A	60,600	172,104
	German American Bancorp, Inc.	5,088	172,127
#	Glacier Bancorp, Inc.	11,945	557,234
	Global Indemnity Group LLC, Class A	1,700	46,325
	Globe Life, Inc.	8,850	799,951
	Goldman Sachs Group, Inc. (The)	8,527	2,312,267
	Goosehead Insurance, Inc., Class A	1,361	181,830
	Great Southern Bancorp, Inc.	2,505	123,171
	Great Western Bancorp, Inc.	7,931	190,344
*	Green Dot Corp., Class A	8,879	445,992
	Greenhill & Co., Inc.	1,427	16,567
*	Greenlight Capital Re, Ltd., Class A	4,395	33,006
	Guaranty Bancshares, Inc.	1,200	40,056
#	Hamilton Lane, Inc., Class A	3,546	267,262
	Hancock Whitney Corp.	10,978	374,789
	Hanmi Financial Corp.	4,414	61,001
	Hanover Insurance Group, Inc. (The)	4,760	535,357
*	HarborOne Bancrop, Inc.	7,463	81,048
	Hartford Financial Services Group, Inc. (The)	37,674	1,809,105
	HCI Group, Inc.	1,645	91,511
	Heartland Financial USA, Inc.	5,901	251,737
#	Hennessy Advisors, Inc.	1,107	9,487
	Heritage Commerce Corp.	8,432	74,033
	Heritage Financial Corp.	6,566	154,958
	Heritage Insurance Holdings, Inc.	4,010	37,373
#	Hilltop Holdings, Inc.	12,037	361,591
	Hingham Institution For Savings (The)	155	33,985
	Home Bancorp, Inc.	1,154	32,497
	Home BancShares, Inc.	25,808	547,130
	HomeStreet, Inc.	4,364	158,850
	HomeTrust Bancshares, Inc.	3,038	63,798

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Hope Bancorp, Inc.	21,458	$239,900
	Horace Mann Educators Corp.	6,832	267,609
	Horizon Bancorp, Inc.	6,336	100,299
	Houlihan Lokey, Inc.	5,386	349,282
*	Howard Bancorp, Inc.	1,896	22,942
	Huntington Bancshares, Inc.	93,462	1,236,035
	Independence Holding Co.	2,048	78,868
	Independent Bank Corp.	5,437	408,210
	Independent Bank Corp.	4,359	80,031
	Independent Bank Group, Inc.	6,708	412,005
	Interactive Brokers Group, Inc., Class A	7,087	433,654
	Intercontinental Exchange, Inc.	17,613	1,943,595
	International Bancshares Corp.	10,585	400,219
	Invesco, Ltd.	41,052	845,261
	Investar Holding Corp.	501	8,081
	Investors Bancorp, Inc.	44,334	510,284
	Investors Title Co.	166	23,738
	James River Group Holdings, Ltd.	5,019	223,245
	Janus Henderson Group P.L.C.	27,005	830,674
	Jefferies Financial Group, Inc.	31,263	729,991
	JPMorgan Chase & Co.	111,255	14,315,181
	Kearny Financial Corp.	16,555	171,344
	Kemper Corp.	8,745	615,211
	KeyCorp	49,935	841,904
	Kingstone Cos., Inc.	707	4,956
	Kinsale Capital Group, Inc.	1,356	254,331
	KKR & Co., Inc., Class A	19,853	773,274
	Lakeland Bancorp, Inc.	6,960	91,246
	Lakeland Financial Corp.	3,857	226,406
	Lazard, Ltd., Class A	16,157	665,668
#	LCNB Corp.	700	10,766
*	LendingClub Corp.	5,637	61,161
#*	LendingTree, Inc.	569	185,221
	Lincoln National Corp.	12,589	572,674
#	Live Oak Bancshares, Inc.	5,676	226,359
	Loews Corp.	22,888	1,036,598
	LPL Financial Holdings, Inc.	12,001	1,300,188
	Luther Burbank Corp.	5,459	53,444
	M&T Bank Corp.	10,597	1,403,785
	Macatawa Bank Corp.	4,300	35,690
*	Maiden Holdings, Ltd.	26,100	60,030
	Manning & Napier, Inc.	1,400	8,568
*	Markel Corp.	852	825,997
	MarketAxess Holdings, Inc.	1,519	821,414
	Marlin Business Services Corp.	1,280	18,240
	Marsh & McLennan Cos., Inc.	14,693	1,614,908
*	MBIA, Inc.	17,849	109,593
	Mercantile Bank Corp.	2,926	79,441
	Merchants Bancorp	2,662	79,381
	Mercury General Corp.	9,344	495,325
	Meridian Bancorp, Inc.	8,479	128,457
	Meta Financial Group, Inc.	5,963	230,351
	MetLife, Inc.	44,861	2,160,057
*	Metropolitan Bank Holding Corp.	506	20,068
	MGIC Investment Corp.	14,407	168,850
	Midland States Bancorp, Inc.	3,717	68,356
	MidWestOne Financial Group, Inc.	1,517	37,303
	Moelis & Co., Class A	7,600	377,796
	Moody's Corp.	6,232	1,659,332

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Morgan Stanley	66,592	$4,464,994
	Morningstar, Inc.	5,164	1,187,152
*	Mr Cooper Group, Inc.	14,074	383,235
	MSCI, Inc.	3,231	1,277,214
#	MVB Financial Corp.	1,500	33,615
	Nasdaq, Inc.	8,708	1,177,931
	National Bank Holdings Corp., Class A	5,328	177,263
	National Bankshares, Inc.	518	16,058
	National Western Life Group, Inc., Class A	548	98,640
	Navient Corp.	33,274	374,499
	NBT Bancorp, Inc.	7,509	247,872
	Nelnet, Inc., Class A	3,787	260,508
	New York Community Bancorp, Inc.	54,318	568,166
»	NewStar Financial, Inc.	6,871	698
*	NI Holdings, Inc.	1,752	29,784
*	Nicholas Financial, Inc.	801	7,353
*	Nicolet Bankshares, Inc.	1,249	84,670
*	NMI Holdings, Inc., Class A	9,763	207,073
	Northern Trust Corp.	17,782	1,585,977
	Northfield Bancorp, Inc.	8,607	106,383
	Northrim BanCorp, Inc.	900	28,908
	Northwest Bancshares, Inc.	21,371	272,480
	OceanFirst Financial Corp.	8,731	158,555
	OFG Bancorp	9,654	165,856
	Old National Bancorp	24,597	412,984
	Old Republic International Corp.	37,800	684,180
	Old Second Bancorp, Inc.	4,090	40,164
	OneMain Holdings, Inc.	16,432	765,074
	Oppenheimer Holdings, Inc., Class A	3,256	112,886
	Origin Bancorp, Inc.	3,105	98,087
	Orrstown Financial Services, Inc.	909	15,735
*	Pacific Mercantile Bancorp	2,550	15,045
	Pacific Premier Bancorp, Inc.	14,229	473,114
	PacWest Bancorp	12,656	382,085
*	Palomar Holdings, Inc.	573	57,065
#	Park National Corp.	2,477	267,541
	Parke Bancorp, Inc.	1,446	25,045
#	PCB Bancorp	783	9,271
	PCSB Financial Corp.	2,196	32,358
	Peapack-Gladstone Financial Corp.	2,762	64,962
	Penns Woods Bancorp, Inc.	1,243	26,774
	Pennymac Financial Services, Inc.	12,350	716,300
	Peoples Bancorp, Inc.	2,534	77,287
	Peoples Financial Services Corp.	400	14,408
	People's United Financial, Inc.	40,298	550,471
	Pinnacle Financial Partners, Inc.	11,455	785,011
	Piper Sandler Cos.	2,600	237,458
	PJT Partners, Inc., Class A	2,047	141,223
	PNC Financial Services Group, Inc. (The)	10,809	1,551,308
#*	Ponce de Leon Federal Bank	1,100	10,362
	Popular, Inc.	12,073	685,143
#*	PRA Group, Inc.	7,470	246,286
	Preferred Bank	2,495	120,484
	Premier Financial Bancorp, Inc.	1,898	29,172
	Premier Financial Corp.	6,036	167,559
	Primerica, Inc.	6,504	906,072
	Principal Financial Group, Inc.	22,207	1,094,139
	ProAssurance Corp.	7,670	140,591
	PROG Holdings, Inc.	8,664	408,768

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Progressive Corp. (The)	27,346	$2,384,298
	Prosperity Bancshares, Inc.	11,246	758,430
	Protective Insurance Corp., Class B	2,066	29,069
	Provident Bancorp, Inc.	1,022	11,784
	Provident Financial Holdings, Inc.	1,300	20,865
	Provident Financial Services, Inc.	12,942	239,686
	Prudential Bancorp, Inc.	845	9,979
	Prudential Financial, Inc.	20,263	1,586,188
	Pzena Investment Management, Inc., Class A	1,300	10,790
	QCR Holdings, Inc.	1,925	74,652
	Radian Group, Inc.	10,400	199,680
	Raymond James Financial, Inc.	10,779	1,077,145
	RBB Bancorp	2,116	35,126
	Regional Management Corp.	1,515	42,875
	Regions Financial Corp.	52,817	898,417
	Reinsurance Group of America, Inc.	5,191	545,315
	RenaissanceRe Holdings, Ltd.	4,050	609,282
	Renasant Corp.	9,006	318,812
	Republic Bancorp, Inc., Class A	3,438	124,077
#*	Republic First Bancorp, Inc.	1,200	3,360
	Riverview Bancorp, Inc.	100	521
	RLI Corp.	3,844	372,022
	S&P Global, Inc.	5,722	1,813,874
	S&T Bancorp, Inc.	5,166	131,216
#*	Safeguard Scientifics, Inc.	1,519	10,375
	Safety Insurance Group, Inc.	2,330	171,115
	Sandy Spring Bancorp, Inc.	5,754	191,205
	Santander Consumer USA Holdings, Inc.	38,856	858,718
*	Seacoast Banking Corp. of Florida	6,840	208,278
*	Security National Financial Corp., Class A	2,971	25,551
	SEI Investments Co.	18,472	976,245
*	Select Bancorp, Inc.	2,670	25,205
	Selective Insurance Group, Inc.	9,923	644,797
	ServisFirst Bancshares, Inc.	7,036	289,039
	Shore Bancshares, Inc.	1,532	20,299
	Sierra Bancorp	1,944	42,515
	Signature Bank	6,835	1,129,074
	Silvercrest Asset Management Group, Inc., Class A	800	12,248
	Simmons First National Corp., Class A	16,626	410,662
	SLM Corp.	55,406	769,035
	SmartFinancial, Inc.	641	12,692
	South State Corp.	11,466	799,639
*	Southern First Bancshares, Inc.	700	28,070
	Southern Missouri Bancorp, Inc.	1,213	37,178
	Southern National Bancorp of Virginia, Inc.	3,254	39,276
	Southside Bancshares, Inc.	5,693	178,589
	Spirit of Texas Bancshares, Inc.	1,299	23,304
	State Auto Financial Corp.	7,246	119,849
	State Street Corp.	20,531	1,437,170
	Sterling Bancorp	21,474	396,410
	Sterling Bancorp, Inc.	3,844	17,990
	Stewart Information Services Corp.	3,962	183,758
	Stifel Financial Corp.	16,990	880,422
	Stock Yards Bancorp, Inc.	2,400	108,480
*	StoneX Group, Inc.	3,467	185,554
	Summit Financial Group, Inc.	1,249	25,854
*	SVB Financial Group	4,642	2,032,175
	Synchrony Financial	54,136	1,821,676
	Synovus Financial Corp.	17,844	663,797

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	T Rowe Price Group, Inc.	10,693	$1,673,241
	TCF Financial Corp.	21,407	831,876
	Territorial Bancorp, Inc.	1,300	31,018
*	Texas Capital Bancshares, Inc.	6,755	406,786
	TFS Financial Corp.	11,899	210,255
*	Third Point Reinsurance, Ltd.	15,019	138,625
	Timberland Bancorp, Inc.	500	12,625
	Tiptree, Inc.	5,339	26,001
	Tompkins Financial Corp.	2,533	169,382
	Towne Bank	12,538	290,882
	Tradeweb Markets, Inc., Class A	2,141	130,151
	Travelers Cos., Inc. (The)	19,433	2,648,718
	TriCo Bancshares	5,202	194,035
*	TriState Capital Holdings, Inc.	4,350	79,823
*	Triumph Bancorp, Inc.	3,989	228,729
	Truist Financial Corp.	33,883	1,625,706
	TrustCo Bank Corp. NY	13,664	84,990
	Trustmark Corp.	10,221	280,771
	U.S. Bancorp.	54,550	2,337,467
	UMB Financial Corp.	8,238	584,651
	Umpqua Holdings Corp.	34,036	493,862
	United Bankshares, Inc.	20,330	643,648
	United Community Banks, Inc.	12,998	387,730
	United Fire Group, Inc.	3,989	109,857
	United Insurance Holdings Corp.	6,562	33,335
	United Security Bancshares	402	2,746
	Unity Bancorp, Inc.	471	8,855
	Universal Insurance Holdings, Inc.	6,041	80,889
	Univest Financial Corp.	4,401	98,802
	Unum Group	20,442	474,868
	Valley National Bancorp	61,369	626,577
#	Value Line, Inc.	213	6,560
	Veritex Holdings, Inc.	4,437	113,410
	Virtu Financial, Inc., Class A	13,028	361,788
	Virtus Investment Partners, Inc.	1,053	221,130
	Voya Financial, Inc.	14,671	813,654
	Waddell & Reed Financial, Inc., Class A	8,285	209,528
	Walker & Dunlop, Inc.	5,376	442,552
	Washington Federal, Inc.	12,822	335,680
	Washington Trust Bancorp, Inc.	2,152	93,784
	Waterstone Financial, Inc.	4,026	74,360
	Webster Financial Corp.	9,515	444,826
	Wells Fargo & Co.	95,427	2,851,359
	WesBanco, Inc.	10,613	307,777
	West BanCorp, Inc.	1,799	37,059
	Westamerica BanCorp	3,633	202,794
	Western Alliance Bancorp	12,971	884,363
	Western New England Bancorp, Inc.	3,241	20,775
	White Mountains Insurance Group, Ltd.	520	530,400
	Willis Towers Watson P.L.C.	6,227	1,263,707
	Wintrust Financial Corp.	8,704	523,894
	WisdomTree Investments, Inc.	10,420	55,591
#*	World Acceptance Corp.	1,607	230,476
	WR Berkley Corp.	13,758	854,922
	WSFS Financial Corp.	9,099	390,984
	Zions Bancorp NA	17,858	788,252
TOTAL FINANCIALS			227,816,011

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (7.1%)
	Abbott Laboratories	32,387	$4,002,709
*	ABIOMED, Inc.	2,155	750,479
*	Acadia Healthcare Co., Inc.	14,410	730,299
#*	ACADIA Pharmaceuticals, Inc.	4,829	232,033
*	Acceleron Pharma, Inc.	1,215	140,369
#*	Accuray, Inc.	8,094	39,984
»	Achillion Pharmaceuticals, Inc.	21,184	30,081
*	Adaptive Biotechnologies Corp.	1,082	60,019
*	Addus HomeCare Corp.	1,934	217,672
*	Adverum Biotechnologies, Inc.	4,625	57,026
#*	Agios Pharmaceuticals, Inc.	1,170	54,955
#*	Akebia Therapeutics, Inc.	14,257	46,193
#*	Akero Therapeutics, Inc.	850	25,007
#*	Albireo Pharma, Inc.	2,691	98,679
#*	Alector, Inc.	2,686	45,232
*	Alexion Pharmaceuticals, Inc.	14,491	2,221,905
*	Align Technology, Inc.	3,194	1,678,064
*	Alkermes P.L.C.	11,236	235,844
#*	Allakos, Inc.	428	57,065
*	Allscripts Healthcare Solutions, Inc.	27,435	452,678
*	Alnylam Pharmaceuticals, Inc.	1,813	272,820
*	Amedisys, Inc.	4,168	1,197,508
	AmerisourceBergen Corp.	10,819	1,127,340
*	AMN Healthcare Services, Inc.	7,401	533,760
*	AnaptysBio, Inc.	797	20,658
*	AngioDynamics, Inc.	5,619	105,300
*	Anika Therapeutics, Inc.	2,097	77,610
	Anthem, Inc.	8,731	2,592,932
*	Apollo Medical Holdings, Inc.	2,065	45,430
#*	Arcus Biosciences, Inc.	803	27,888
*	Ardelyx, Inc.	10,480	71,159
*	Arrowhead Pharmaceuticals, Inc.	666	51,395
*	Assembly Biosciences, Inc.	4,021	22,437
*	Atara Biotherapeutics, Inc.	6,933	127,983
*	Athenex, Inc.	4,783	62,514
*	AtriCure, Inc.	3,311	192,800
	Atrion Corp.	237	154,398
*	Avanos Medical, Inc.	8,694	393,838
*	Avid Bioservices, Inc.	1,198	17,479
#*	Avrobio, Inc.	1,515	21,680
#*	AxoGen, Inc.	4,353	75,525
	Baxter International, Inc.	21,206	1,629,257
*	BioDelivery Sciences International, Inc.	15,744	60,614
*	BioMarin Pharmaceutical, Inc.	5,870	485,919
*	BioTelemetry, Inc.	4,629	330,788
*	Blueprint Medicines Corp.	934	90,365
*	Boston Scientific Corp.	22,292	790,029
#*	Bridgebio Pharma, Inc.	802	45,522
*	Brookdale Senior Living, Inc.	8,255	40,780
	Bruker Corp.	17,354	1,004,623
#*	Calithera Biosciences, Inc.	4,617	13,251
#	Cantel Medical Corp.	3,845	303,640
#*	Cara Therapeutics, Inc.	4,660	87,142
	Cardinal Health, Inc.	22,988	1,235,145
*	Cardiovascular Systems, Inc.	1,446	65,056
*	CareDx, Inc.	100	7,643
*	Castle Biosciences, Inc.	248	16,574
#*	Catalyst Pharmaceuticals, Inc.	5,368	19,540
	Cerner Corp.	22,496	1,802,155

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Change Healthcare, Inc.	16,516	$394,072
	Chemed Corp.	1,762	912,540
*	ChemoCentryx, Inc.	1,263	72,004
	Cigna Corp.	15,875	3,445,669
#*	Codexis, Inc.	3,003	69,940
#*	Collegium Pharmaceutical, Inc.	1,738	41,955
	Computer Programs and Systems, Inc.	2,934	90,309
*	Concert Pharmaceuticals, Inc.	4,356	45,607
	CONMED Corp.	3,706	414,701
*	CorVel Corp.	2,976	294,088
*	Covetrus, Inc.	7,108	242,170
#*	CRISPR Therapeutics AG	2,240	371,168
*	Cross Country Healthcare, Inc.	7,273	63,711
*	CryoLife, Inc.	4,083	97,706
*	Cumberland Pharmaceuticals, Inc.	1,600	5,072
*	Cutera, Inc.	1,041	25,203
	CVS Health Corp.	51,507	3,690,477
#*	Cymabay Therapeutics, Inc.	5,469	29,259
#*	CytomX Therapeutics, Inc.	1,868	12,908
*	DaVita, Inc.	14,975	1,757,616
*	Deciphera Pharmaceuticals, Inc.	1,165	51,493
#*	Denali Therapeutics, Inc.	8,692	595,402
	DENTSPLY SIRONA, Inc.	12,723	680,553
*	DexCom, Inc.	979	366,978
*	Edwards Lifesciences Corp.	5,523	456,089
*	Elanco Animal Health, Inc.	31,129	903,675
»	Elanco Animal Health, Inc.	2,379	0
*	Emergent BioSolutions, Inc.	6,778	724,229
*	Enanta Pharmaceuticals, Inc.	2,515	120,871
	Encompass Health Corp.	13,306	1,069,802
	Ensign Group, Inc. (The)	7,280	569,878
*	Envista Holdings Corp.	9,448	335,782
#*	Epizyme, Inc.	11,524	126,188
#*	Evolent Health, Inc., Class A	12,175	207,827
#*	Exact Sciences Corp.	4,281	587,182
*	Exelixis, Inc.	38,631	857,995
*	Fate Therapeutics, Inc.	491	44,499
#*	FibroGen, Inc.	2,417	116,451
*	FONAR Corp.	1,170	20,849
#*	G1 Therapeutics, Inc.	4,737	114,304
#*	Global Blood Therapeutics, Inc.	4,548	227,946
*	Globus Medical, Inc., Class A	8,043	496,173
*	Great Elm Group, Inc.	351	986
*	Guardant Health, Inc.	2,103	327,017
*	Haemonetics Corp.	5,077	580,250
#*	Halozyme Therapeutics, Inc.	1,270	60,439
*	Hanger, Inc.	5,411	110,871
#*	Health Catalyst, Inc.	1,183	58,771
#*	HealthEquity, Inc.	724	60,490
*	HealthStream, Inc.	4,637	107,949
*	Henry Schein, Inc.	7,869	518,174
#*	Heron Therapeutics, Inc.	4,587	79,630
#*	Heska Corp.	405	67,781
	Hill-Rom Holdings, Inc.	8,548	820,950
*	HMS Holdings Corp.	9,021	332,153
*	Hologic, Inc.	23,392	1,865,044
*	Horizon Therapeutics P.L.C.	13,729	995,078
	Humana, Inc.	6,377	2,443,092
*	ICU Medical, Inc.	1,509	308,560

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	IDEXX Laboratories, Inc.	4,745	$2,271,337
*	Incyte Corp.	4,773	428,377
*	Innoviva, Inc.	12,963	155,686
*	Inogen, Inc.	2,871	140,478
*	Inovalon Holdings, Inc., Class A	4,866	118,730
#*	Insulet Corp.	440	117,559
*	Integer Holdings Corp.	5,238	386,564
#*	Integra LifeSciences Holdings Corp.	6,933	457,855
#*	Intellia Therapeutics, Inc.	4,713	295,128
*	Intuitive Surgical, Inc.	1,035	773,807
#	Invacare Corp.	4,962	46,444
#*	Invitae Corp.	1,100	54,472
*	Ionis Pharmaceuticals, Inc.	6,271	376,699
*	Iovance Biotherapeutics, Inc.	3,146	137,921
*	IQVIA Holdings, Inc.	8,790	1,562,862
#*	iRhythm Technologies Inc.	237	39,916
*	IVERIC bio, Inc.	5,889	30,976
*	Jazz Pharmaceuticals P.L.C.	7,301	1,135,306
#*	Kala Pharmaceuticals, Inc.	1,454	10,803
#*	KalVista Pharmaceuticals, Inc.	1,219	18,529
#*	Karyopharm Therapeutics, Inc.	1,446	22,023
#*	Kindred Biosciences, Inc.	4,043	20,215
#*	Kiniksa Pharmaceuticals, Ltd., Class A	1,963	38,651
#*	Kodiak Sciences, Inc.	349	44,082
#*	Krystal Biotech, Inc.	1,035	72,140
*	Kura Oncology, Inc.	4,804	143,880
*	Laboratory Corp. of America Holdings	5,874	1,344,617
#*	Lantheus Holdings, Inc.	9,983	162,423
#	LeMaitre Vascular, Inc.	1,973	94,822
*	LENSAR, Inc.	1,586	11,086
*	LHC Group, Inc.	3,349	667,188
#*	Ligand Pharmaceuticals, Inc.	2,579	478,018
*	LivaNova P.L.C.	7,635	480,242
	Luminex Corp.	6,401	179,804
*	Lumos Pharma, Inc.	60	1,032
*	MacroGenics, Inc.	6,127	125,236
#*	Madrigal Pharmaceuticals, Inc.	1,090	129,448
*	Magellan Health, Inc.	4,058	381,371
*	Masimo Corp.	2,187	559,697
	McKesson Corp.	11,612	2,025,946
*	Medpace Holdings, Inc.	3,974	527,707
	Medtronic P.L.C.	21,714	2,417,420
*	Meridian Bioscience, Inc.	7,966	176,049
*	Merit Medical Systems, Inc.	7,216	390,746
*	Mersana Therapeutics, Inc.	2,705	51,557
*	Mettler-Toledo International, Inc.	1,569	1,832,749
#*	Minerva Neurosciences, Inc.	5,706	18,202
*	Mirati Therapeutics, Inc.	267	54,823
*	ModivCare, Inc.	1,714	271,789
#*	Molecular Templates, Inc.	2,700	30,915
*	Molina Healthcare, Inc.	8,818	1,883,613
*	Myriad Genetics, Inc.	9,262	255,168
#*	NantKwest, Inc.	3,700	69,838
*	Natera, Inc.	360	38,390
	National HealthCare Corp.	2,673	171,206
	National Research Corp.	2,585	117,101
*	Natus Medical, Inc.	4,797	116,903
#*	Nektar Therapeutics	14,197	279,681
*	Neogen Corp.	3,532	285,633

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	NeoGenomics, Inc.	4,955	$262,714
*	Neurocrine Biosciences, Inc.	3,213	352,627
#*	Nevro Corp.	334	54,038
*	NextGen Healthcare, Inc.	7,770	153,691
#*	Novavax, Inc.	858	189,567
*	Novocure, Ltd.	1,128	181,563
*	NuVasive, Inc.	5,660	304,168
*	Odonate Therapeutics, Inc.	2,830	65,401
*	Omnicell, Inc.	3,762	443,164
#*	OPKO Health, Inc.	81,984	443,533
*	Option Care Health, Inc.	3,234	59,764
*	OraSure Technologies, Inc.	7,089	107,965
*	Orthofix Medical, Inc.	2,488	100,540
#*	OrthoPediatrics Corp.	1,083	50,013
	Owens & Minor, Inc.	9,088	264,279
#*	Oxford Immunotec Global P.L.C.	4,271	93,321
#*	Pacific Biosciences of California, Inc.	1,655	53,539
*	Pacira BioSciences, Inc.	3,056	201,940
	Patterson Cos., Inc.	10,208	323,389
#*»	PDL BioPharma, Inc.	20,904	51,633
*	Pennant Group, Inc.	4,190	225,296
*	Penumbra, Inc.	1,029	268,662
#*	Personalis, Inc.	1,383	53,204
#*	PetIQ, Inc.	2,017	69,909
	Phibro Animal Health Corp., Class A	3,118	64,667
*	PRA Health Sciences, Inc.	7,506	925,039
	Premier, Inc., Class A	8,390	284,169
*	Prestige Consumer Healthcare, Inc.	8,493	339,720
*	Pro-Dex, Inc.	446	13,808
»	Progenic Pharmaceuticals, Inc.	4,762	203
*	Protagonist Therapeutics, Inc.	3,345	69,275
*	Prothena Corp. P.L.C.	5,425	60,814
#*	Quanterix Corp.	250	16,185
	Quest Diagnostics, Inc.	8,660	1,118,439
#*	Quidel Corp.	3,607	905,249
*	R1 RCM, Inc.	10,065	253,940
*	RadNet, Inc.	5,706	102,194
*	Repligen Corp.	2,792	558,400
	ResMed, Inc.	6,035	1,216,475
#*	Revance Therapeutics, Inc.	4,945	125,801
#*	Rhythm Pharmaceuticals, Inc.	2,859	87,743
#*	Rigel Pharmaceuticals, Inc.	7,414	26,987
#*	Rocket Pharmaceuticals, Inc.	5,894	324,642
#*	Sage Therapeutics, Inc.	1,801	145,251
#*	Sarepta Therapeutics, Inc.	2,279	203,743
*	Seagen, Inc.	3,043	499,874
*	SeaSpine Holdings Corp.	959	15,593
*	Select Medical Holdings Corp.	19,803	508,937
*	Shockwave Medical, Inc.	500	58,020
#*	SIGA Technologies, Inc.	3,400	21,964
*	Spectrum Pharmaceuticals, Inc.	11,608	41,673
*	STAAR Surgical Co.	1,031	105,760
	STERIS P.L.C.	4,540	849,479
#*	Stoke Therapeutics, Inc.	942	57,537
	Stryker Corp.	6,196	1,369,378
*	Supernus Pharmaceuticals, Inc.	7,971	234,268
*	Surgalign Holdings, Inc.	9,286	15,600
*	Surmodics, Inc.	551	25,071
#*	Sutro Biopharma, Inc.	2,025	44,854

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Syros Pharmaceuticals, Inc.	1,876	$20,533
#*	Tabula Rasa HealthCare, Inc.	1,077	61,163
#*	Tactile Systems Technology, Inc.	752	41,022
*	Tandem Diabetes Care, Inc.	765	70,877
*	TCR2 Therapeutics, Inc.	1,615	41,554
#*	Teladoc Health, Inc.	4,713	1,243,431
	Teleflex, Inc.	1,724	651,034
*	TG Therapeutics, Inc.	1,049	50,635
#*	TransMedics Group, Inc.	2,292	52,212
*	Travere Therapeutics, Inc.	4,493	113,448
#*	Triple-S Management Corp., Class B	2,937	68,814
*	Turning Point Therapeutics, Inc.	1,152	144,564
#*	Twist Bioscience Corp.	338	55,615
*	United Therapeutics Corp.	7,208	1,180,815
	US Physical Therapy, Inc.	789	94,948
	Utah Medical Products, Inc.	296	25,654
*	Vanda Pharmaceuticals, Inc.	6,449	92,479
#*	Varex Imaging Corp.	5,401	104,563
*	Varian Medical Systems, Inc.	4,425	776,897
*	Veeva Systems, Inc., Class A	2,151	594,622
#*	Veracyte, Inc.	1,101	62,427
#*	Vericel Corp.	3,412	140,813
*	Vocera Communications, Inc.	864	37,973
#*	Voyager Therapeutics, Inc.	2,600	19,630
*	Waters Corp.	2,800	741,076
	West Pharmaceutical Services, Inc.	3,544	1,061,393
#*	Xencor, Inc.	6,719	307,394
	Zimmer Biomet Holdings, Inc.	10,051	1,544,537
	Zoetis, Inc.	17,748	2,737,629
#*	Zogenix, Inc.	2,973	56,368
TOTAL HEALTH CARE			107,674,018
INDUSTRIALS — (13.3%)
	3M Co.	26,929	4,730,348
#	AAON, Inc.	8,147	602,878
	AAR Corp.	5,387	180,734
	ABM Industries, Inc.	11,937	438,565
*	Acacia Research Corp.	2,366	13,250
	ACCO Brands Corp.	18,062	146,122
#	Acuity Brands, Inc.	5,701	685,488
	ADT, Inc.	11,838	106,897
	Advanced Drainage Systems, Inc.	7,097	585,361
*	AECOM	18,019	902,752
*	Aegion Corp.	5,936	109,044
	AGCO Corp.	9,879	1,095,581
	Air Lease Corp.	17,658	699,787
*	Air Transport Services Group, Inc.	9,198	233,721
	Alamo Group, Inc.	1,500	209,385
	Alaska Air Group, Inc.	14,821	723,709
	Albany International Corp., Class A	4,589	319,027
	Allegiant Travel Co.	2,502	454,088
	Allegion P.L.C.	5,773	617,769
	Allied Motion Technologies, Inc.	1,625	73,531
	Allison Transmission Holdings, Inc.	15,572	633,780
	Altra Industrial Motion Corp.	6,844	351,850
	AMERCO	2,567	1,187,083
*	Ameresco, Inc., Class A	3,516	197,212
#	American Airlines Group, Inc.	7,497	128,723
*	American Woodmark Corp.	2,938	254,166

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	AMETEK, Inc.	14,029	$1,588,925
	AO Smith Corp.	17,385	944,006
#*	API Group Corp.	3,076	55,091
	Apogee Enterprises, Inc.	4,460	156,546
	Applied Industrial Technologies, Inc.	5,929	417,342
#	ARC Document Solutions, Inc.	6,764	13,257
	ArcBest Corp.	4,841	224,380
	Arcosa, Inc.	8,034	448,217
	Argan, Inc.	2,682	115,943
*	Armstrong Flooring, Inc.	683	2,568
	Armstrong World Industries, Inc.	5,925	463,394
*	ASGN, Inc.	7,696	638,075
	Astec Industries, Inc.	4,397	261,490
*	Astronics Corp.	3,005	37,442
*	Astronics Corp., Class B	835	10,467
*	Atkore International Group, Inc.	6,051	268,422
*	Atlas Air Worldwide Holdings, Inc.	4,083	211,581
*	Avis Budget Group, Inc.	9,956	411,581
	AZZ, Inc.	3,732	177,606
	Barnes Group, Inc.	8,640	415,325
	Barrett Business Services, Inc.	1,545	97,412
*	Beacon Roofing Supply, Inc.	10,519	418,341
	BG Staffing, Inc.	1,394	17,592
#*	Bloom Energy Corp., Class A	1,463	51,073
*	Blue Bird Corp.	4,546	93,193
*	BlueLinx Holdings, Inc.	800	28,304
	Boise Cascade Co.	6,896	328,456
	Brady Corp., Class A	6,607	303,327
*	BrightView Holdings, Inc.	3,082	43,703
	Brink's Co. (The)	5,107	347,940
*	Broadwind, Inc.	2,383	20,994
*	Builders FirstSource, Inc.	34,601	1,323,488
	CAI International, Inc.	3,296	107,021
	Carlisle Cos., Inc.	7,400	1,072,482
	Carrier Global Corp.	36,129	1,390,966
*	Casella Waste Systems, Inc., Class A	6,117	350,137
	Caterpillar, Inc.	27,341	4,999,028
*	CBIZ, Inc.	7,764	201,165
*	CECO Environmental Corp.	4,856	33,652
	CH Robinson Worldwide, Inc.	11,835	1,012,603
*	Chart Industries, Inc.	5,165	620,368
#*	Cimpress P.L.C.	3,363	307,345
	Cintas Corp.	6,055	1,926,217
*	CIRCOR International, Inc.	3,070	98,148
*	Clean Harbors, Inc.	8,583	664,839
*	Colfax Corp.	20,568	763,484
	Columbus McKinnon Corp.	4,597	198,544
	Comfort Systems USA, Inc.	5,828	323,046
*	Commercial Vehicle Group, Inc.	4,608	38,154
*	Construction Partners, Inc., Class A	4,406	125,219
#	Copa Holdings SA, Class A	2,759	213,464
*	Copart, Inc.	11,712	1,285,392
	CoreLogic, Inc.	12,654	952,720
*	Cornerstone Building Brands, Inc.	16,073	182,911
	Costamare, Inc.	18,803	150,424
*	CoStar Group, Inc.	661	594,708
	Covanta Holding Corp.	16,529	233,885
*	Covenant Logistics Group, Inc.	2,890	43,610
	CRA International, Inc.	1,211	64,437

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Crane Co.	8,493	$642,750
	CSW Industrials, Inc.	2,635	307,030
	CSX Corp.	39,977	3,428,228
	Cummins, Inc.	9,982	2,339,980
	Curtiss-Wright Corp.	6,017	624,504
*	Daseke, Inc.	2,900	15,254
	Deere & Co.	13,973	4,035,402
	Delta Air Lines, Inc.	19,889	754,986
#	Deluxe Corp.	5,180	175,550
*	DLH Holdings Corp.	1,100	11,396
	Donaldson Co., Inc.	15,835	941,232
	Douglas Dynamics, Inc.	4,778	194,942
	Dover Corp.	10,328	1,203,109
*	Ducommun, Inc.	1,848	91,180
*	DXP Enterprises, Inc.	1,836	42,577
*	Dycom Industries, Inc.	4,836	392,393
*	Eagle Bulk Shipping, Inc.	953	18,650
	Eastern Co. (The)	312	7,344
	Eaton Corp. P.L.C.	16,030	1,886,731
*	Echo Global Logistics, Inc.	4,801	126,410
	EMCOR Group, Inc.	8,720	769,976
	Emerson Electric Co.	28,284	2,244,335
	Encore Wire Corp.	3,557	205,417
#*	Energy Recovery, Inc.	4,025	55,706
	Enerpac Tool Group Corp.	6,320	128,106
	EnerSys	6,282	516,569
	Ennis, Inc.	3,943	71,763
	EnPro Industries, Inc.	3,788	273,456
	Equifax, Inc.	4,125	730,579
	ESCO Technologies, Inc.	3,769	358,357
	Espey Manufacturing & Electronics Corp.	200	3,804
*	Evoqua Water Technologies Corp.	12,014	327,382
	Expeditors International of Washington, Inc.	13,844	1,239,315
	Exponent, Inc.	6,644	548,662
	Fastenal Co.	33,730	1,537,751
	Federal Signal Corp.	10,280	336,053
	FedEx Corp.	12,171	2,864,323
	Flowserve Corp.	12,538	445,851
	Fluor Corp.	1,900	32,851
*	Forrester Research, Inc.	2,047	81,184
	Fortive Corp.	15,154	1,001,376
	Fortune Brands Home & Security, Inc.	9,334	805,058
	Forward Air Corp.	4,408	316,010
*	Franklin Covey Co.	1,696	40,789
	Franklin Electric Co., Inc.	6,549	454,632
*	FTI Consulting, Inc.	4,198	461,654
*	FuelCell Energy, Inc.	2,888	59,955
*	Gates Industrial Corp. P.L.C.	5,184	73,198
#	GATX Corp.	6,361	590,301
	Genco Shipping & Trading, Ltd.	4,464	35,310
*	Gencor Industries, Inc.	1,048	13,425
*	Generac Holdings, Inc.	8,335	2,053,911
*	Gibraltar Industries, Inc.	4,567	409,340
*	GMS, Inc.	6,537	189,508
	Gorman-Rupp Co. (The)	4,380	137,970
*	GP Strategies Corp.	2,129	25,718
	Graco, Inc.	16,278	1,122,205
	GrafTech International, Ltd.	18,235	176,880
	Graham Corp.	739	10,908

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#	Granite Construction, Inc.	8,076	$239,130
*	Great Lakes Dredge & Dock Corp.	8,897	121,266
#	Greenbrier Cos., Inc. (The)	5,318	192,405
	Griffon Corp.	7,377	165,687
	H&E Equipment Services, Inc.	6,393	175,680
*	Harsco Corp.	12,092	201,090
	Hawaiian Holdings, Inc.	7,630	149,319
	Healthcare Services Group, Inc.	7,940	257,415
	Heartland Express, Inc.	12,593	236,371
#	HEICO Corp.	2,887	339,915
	HEICO Corp., Class A	4,051	430,662
	Heidrick & Struggles International, Inc.	2,552	74,416
	Helios Technologies, Inc.	4,776	260,531
*	Herc Holdings, Inc.	4,935	315,741
*	Heritage-Crystal Clean, Inc.	3,611	78,359
	Herman Miller, Inc.	9,288	318,114
#	Hexcel Corp.	11,394	497,462
	Hillenbrand, Inc.	9,227	379,230
	HNI Corp.	7,531	242,950
	Honeywell International, Inc.	16,184	3,161,868
*	Houston Wire & Cable Co.	2,549	8,514
	Howmet Aerospace, Inc.	37,903	931,656
*	Hub Group, Inc., Class A	5,239	275,729
	Hubbell, Inc.	8,775	1,365,390
	Hurco Cos., Inc.	876	25,772
*	Huron Consulting Group, Inc.	3,546	187,796
#*	Huttig Building Products, Inc.	812	2,842
	Hyster-Yale Materials Handling, Inc.	1,661	149,008
*	IAA, Inc.	10,449	597,056
	ICF International, Inc.	2,339	180,407
	IDEX Corp.	5,269	981,035
*	IES Holdings, Inc.	2,130	96,872
	IHS Markit, Ltd.	1,661	144,640
	Illinois Tool Works, Inc.	11,931	2,317,120
*	Ingersoll Rand, Inc.	23,957	1,002,361
	Innovative Solutions & Support, Inc.	400	2,348
	Insperity, Inc.	4,225	331,620
	Insteel Industries, Inc.	2,607	65,801
	Interface, Inc.	9,215	92,519
	ITT, Inc.	10,210	762,789
	Jacobs Engineering Group, Inc.	8,318	839,785
	JB Hunt Transport Services, Inc.	10,044	1,352,525
*	JELD-WEN Holding, Inc.	15,474	402,169
*	JetBlue Airways Corp.	34,686	497,397
	John Bean Technologies Corp.	5,117	592,958
	Johnson Controls International P.L.C.	36,095	1,798,253
	Kadant, Inc.	1,782	254,737
	Kaman Corp.	3,967	199,778
	Kansas City Southern	5,795	1,174,473
	KAR Auction Services, Inc.	18,085	333,849
	Kelly Services, Inc., Class A	6,650	129,808
	Kennametal, Inc.	13,901	526,570
	Kforce, Inc.	4,810	205,147
	Kimball International, Inc., Class B	8,202	99,162
*	Kirby Corp.	6,080	308,621
#	Knight-Swift Transportation Holdings, Inc.	19,235	769,400
	Knoll, Inc.	8,232	123,151
	Korn Ferry	8,932	407,299
	Landstar System, Inc.	4,726	658,804

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Lawson Products, Inc.	700	$34,713
*	LB Foster Co., Class A	1,400	21,210
	Lennox International, Inc.	1,820	501,392
#*	Limbach Holdings, Inc.	2,500	36,250
#	Lincoln Electric Holdings, Inc.	8,164	934,778
	Lindsay Corp.	518	72,432
	LSI Industries, Inc.	3,205	30,784
*	Lydall, Inc.	2,299	69,200
#*	Lyft, Inc., Class A	2,673	118,842
	Macquarie Infrastructure Corp.	11,063	307,441
*	Manitowoc Co., Inc. (The)	3,562	46,805
	ManpowerGroup, Inc.	8,117	717,867
	Marten Transport, Ltd.	11,811	187,204
	Masco Corp.	17,132	930,439
*	Masonite International Corp.	4,533	451,034
#*	MasTec, Inc.	12,037	928,655
#*	Mastech Digital, Inc.	3,000	48,930
*	Matrix Service Co.	3,686	43,458
	Matson, Inc.	7,726	462,015
	Matthews International Corp., Class A	5,311	162,145
	Maxar Technologies, Inc.	1,193	49,951
	McGrath RentCorp	4,273	298,213
*	Mercury Systems, Inc.	4,208	299,020
*	Meritor, Inc.	15,075	389,086
*	Mesa Air Group, Inc.	2,656	17,344
#*	Middleby Corp. (The)	7,127	967,276
	Miller Industries, Inc.	1,300	51,844
	Moog, Inc., Class A	4,615	340,910
*	MRC Global, Inc.	12,769	88,234
#	MSA Safety, Inc.	4,581	715,186
	MSC Industrial Direct Co., Inc., Class A	6,274	486,674
	Mueller Industries, Inc.	10,050	343,208
	Mueller Water Products, Inc., Class A	22,826	273,684
*	MYR Group, Inc.	2,344	130,350
*	Navistar International Corp.	9,648	424,512
	Nielsen Holdings P.L.C.	45,356	1,012,799
	NL Industries, Inc.	7,700	34,727
*	NN, Inc.	1,333	8,038
	Nordson Corp.	5,363	959,923
	Norfolk Southern Corp.	12,257	2,900,251
*	Northwest Pipe Co.	1,465	44,316
*	NOW, Inc.	20,144	166,994
*	NV5 Global, Inc.	1,346	117,546
	nVent Electric P.L.C.	18,070	404,407
	Old Dominion Freight Line, Inc.	9,882	1,917,108
#	Omega Flex, Inc.	981	181,485
*	Orion Group Holdings, Inc.	1,035	5,558
	Oshkosh Corp.	10,832	992,103
	Otis Worldwide Corp.	18,064	1,167,838
	Owens Corning	10,909	846,538
	PACCAR, Inc.	27,365	2,496,235
*	PAM Transportation Services, Inc.	751	38,789
	Park Aerospace Corp.	2,637	35,019
	Parker-Hannifin Corp.	9,381	2,482,306
	Park-Ohio Holdings Corp.	1,783	50,263
#*	Parsons Corp.	2,449	87,331
	Patriot Transportation Holding, Inc.	133	1,185
	Pentair P.L.C.	21,411	1,166,043
*	Perma-Pipe International Holdings, Inc.	300	1,827

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	PGT Innovations, Inc.	8,062	$166,964
*	PICO Holdings, Inc.	3,320	28,552
	Pitney Bowes, Inc.	20,491	191,386
*	Plug Power, Inc.	1,453	91,786
	Powell Industries, Inc.	1,301	37,300
	Preformed Line Products Co.	889	57,154
	Primoris Services Corp.	8,827	256,910
*	Proto Labs, Inc.	2,337	494,977
	Quanex Building Products Corp.	5,988	131,676
	Quanta Services, Inc.	18,085	1,274,450
*	Radiant Logistics, Inc.	4,889	28,356
	Raven Industries, Inc.	4,856	156,703
*	RBC Bearings, Inc.	1,746	292,158
	Regal Beloit Corp.	6,777	850,378
	Republic Services, Inc.	13,600	1,231,072
*	Resideo Technologies, Inc.	17,005	392,816
	Resources Connection, Inc.	5,098	58,831
	REV Group, Inc.	10,564	109,126
	Rexnord Corp.	13,889	525,838
	Robert Half International, Inc.	14,922	1,007,235
	Rockwell Automation, Inc.	7,273	1,807,559
#	Rollins, Inc.	15,998	576,248
	Roper Technologies, Inc.	3,358	1,319,392
	Rush Enterprises, Inc., Class A	7,207	302,622
	Rush Enterprises, Inc., Class B	1,300	50,349
	Ryder System, Inc.	8,414	526,632
*	Saia, Inc.	4,422	781,589
	Schneider National, Inc., Class B	10,750	225,750
#	Scorpio Bulkers, Inc.	859	13,838
*	SEACOR Holdings, Inc.	3,070	128,142
*	Sensata Technologies Holding P.L.C.	20,322	1,107,549
	Shyft Group, Inc. (The)	4,649	140,400
*	SIFCO Industries, Inc.	1,584	13,100
	Simpson Manufacturing Co., Inc.	5,786	532,312
#*	SiteOne Landscape Supply, Inc.	4,790	755,287
	SkyWest, Inc.	7,870	306,851
	Snap-on, Inc.	6,494	1,168,855
	Southwest Airlines Co.	26,639	1,170,518
*	SP Plus Corp.	3,718	107,822
	Spirit AeroSystems Holdings, Inc., Class A	12,230	414,230
#*	Spirit Airlines, Inc.	9,581	248,531
*	SPX Corp.	6,066	313,673
*	SPX FLOW, Inc.	7,343	388,959
	Standex International Corp.	1,553	127,206
	Stanley Black & Decker, Inc.	7,968	1,382,368
	Steelcase, Inc., Class A	13,557	175,292
*	Stericycle, Inc.	8,262	540,996
*	Sterling Construction Co., Inc.	2,955	60,489
#*	Sunrun, Inc.	18,549	1,284,889
	Systemax, Inc.	5,216	200,451
*	Teledyne Technologies, Inc.	2,344	836,831
	Tennant Co.	3,041	206,028
	Terex Corp.	11,318	404,732
	Tetra Tech, Inc.	5,408	657,451
*	Textainer Group Holdings, Ltd.	7,819	141,602
*	Thermon Group Holdings, Inc.	3,864	56,376
	Timken Co. (The)	9,488	717,862
	Titan International, Inc.	8,094	55,849
*	Titan Machinery, Inc.	4,124	87,841

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Toro Co. (The)	10,992	$1,035,996
#*	TPI Composites, Inc.	3,818	228,736
	Trane Technologies P.L.C.	7,760	1,112,396
*	Transcat, Inc.	303	11,081
*	TransDigm Group, Inc.	1,804	998,117
	TransUnion	8,471	737,316
#*	Trex Co., Inc.	11,458	1,051,501
*	TriMas Corp.	7,022	222,246
*	TriNet Group, Inc.	9,757	723,091
#	Trinity Industries, Inc.	19,945	554,670
	Triton International, Ltd.	12,587	583,282
*	TrueBlue, Inc.	6,368	118,381
*	Tutor Perini Corp.	8,900	132,610
*	Twin Disc, Inc.	300	2,490
*	U.S. Xpress Enterprises, Inc., Class A	2,800	18,900
*	Uber Technologies, Inc.	2,875	146,424
	UFP Industries, Inc.	11,174	602,726
*	Ultralife Corp.	900	5,283
	UniFirst Corp.	1,651	351,333
	Union Pacific Corp.	28,305	5,589,388
*	United Airlines Holdings, Inc.	27,064	1,082,289
	United Parcel Service, Inc., Class B	26,141	4,051,855
*	United Rentals, Inc.	9,260	2,250,273
*	Univar Solutions, Inc.	19,239	357,653
	Universal Logistics Holdings, Inc.	3,206	67,967
#*	Upwork, Inc.	5,076	210,400
	US Ecology, Inc.	4,032	133,056
*	USA Truck, Inc.	905	9,331
	Valmont Industries, Inc.	2,887	556,960
*	Vectrus, Inc.	1,615	83,011
	Verisk Analytics, Inc.	7,543	1,384,141
*	Veritiv Corp.	2,207	40,432
	Viad Corp.	2,953	101,879
*	Vicor Corp.	2,134	184,676
*	Virgin Galactic Holdings, Inc.	1,654	73,256
	VSE Corp.	1,308	45,257
#	Wabash National Corp.	10,621	169,405
	Waste Management, Inc.	19,722	2,195,453
#	Watsco, Inc.	3,264	778,431
	Watts Water Technologies, Inc., Class A	3,668	440,417
*	Welbilt, Inc.	15,412	198,969
	Werner Enterprises, Inc.	11,037	433,092
*	WESCO International, Inc.	8,923	679,130
	Westinghouse Air Brake Technologies Corp.	15,613	1,158,641
*	Willdan Group, Inc.	657	29,361
*	Willis Lease Finance Corp.	856	23,728
*	WillScot Mobile Mini Holdings Corp.	27,908	661,699
	Woodward, Inc.	6,752	755,886
	WW Grainger, Inc.	3,975	1,448,450
#*	XPO Logistics, Inc.	13,403	1,479,825
	Xylem, Inc.	9,182	886,889
TOTAL INDUSTRIALS			200,609,942
INFORMATION TECHNOLOGY — (25.4%)
#*	2U, Inc.	6,367	260,410
#*	3D Systems Corp.	20,604	732,266
*	A10 Networks Inc.	4,600	45,678
*	Acacia Communications, Inc.	3,716	425,110
	Accenture P.L.C., Class A	24,451	5,915,186

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	ACI Worldwide, Inc.	13,022	$499,915
*	ACM Research, Inc., Class A	786	70,740
*	Adobe, Inc.	7,751	3,555,926
	ADTRAN, Inc.	7,336	126,179
*	Advanced Energy Industries, Inc.	4,250	435,965
*	Advanced Micro Devices, Inc.	9,466	810,668
*	Agilysys, Inc.	1,206	44,369
*	Akamai Technologies, Inc.	11,305	1,255,194
*	Alarm.com Holdings, Inc.	2,378	220,964
	Alliance Data Systems Corp.	2,155	145,786
*	Alpha & Omega Semiconductor, Ltd.	2,773	79,696
#*	Altair Engineering, Inc., Class A	1,792	100,227
#*	Alteryx, Inc., Class A	685	86,344
*	Ambarella, Inc.	3,859	364,135
	Amdocs, Ltd.	8,927	630,425
	American Software, Inc., Class A	2,466	47,372
	Amkor Technology, Inc.	42,762	663,666
	Amphenol Corp., Class A	13,141	1,641,048
*	Amtech Systems, Inc.	531	3,712
	Analog Devices, Inc.	11,518	1,696,947
*	Anaplan, Inc.	717	47,824
*	ANSYS, Inc.	3,532	1,251,635
#*	Appfolio, Inc., Class A	610	93,214
#*	Appian Corp.	299	65,320
	Apple, Inc.	562,057	74,169,042
	Applied Materials, Inc.	39,946	3,861,979
*	Arista Networks, Inc.	5,220	1,605,463
*	Arlo Technologies, Inc.	6,293	52,924
*	Arrow Electronics, Inc.	9,672	944,277
*	Aspen Technology, Inc.	6,695	896,460
*	Atlassian Corp. P.L.C., Class A	622	143,763
*	Autodesk, Inc.	3,119	865,304
	Automatic Data Processing, Inc.	17,754	2,931,540
*	Avalara, Inc.	1,449	217,350
*	Avaya Holdings Corp.	17,602	391,468
*	Avid Technology, Inc.	4,744	80,838
	Avnet, Inc.	16,990	599,917
*	Aware, Inc.	2,169	8,698
*	Axcelis Technologies, Inc.	5,425	185,752
*	AXT, Inc.	5,700	58,881
	Badger Meter, Inc.	4,929	452,039
	Bel Fuse, Inc., Class B	1,369	19,960
	Belden, Inc.	7,461	352,458
	Benchmark Electronics, Inc.	7,549	191,216
*	Black Knight, Inc.	9,603	784,469
	Blackbaud, Inc.	5,088	338,301
#*	Blackline, Inc.	1,000	129,620
*	Bm Technologies, Inc.	890	12,887
	Booz Allen Hamilton Holding Corp.	14,453	1,230,962
*	Bottomline Technologies De, Inc.	3,335	159,346
#*	Box, Inc., Class A	3,111	53,945
*	Brightcove, Inc.	3,700	60,865
	Broadcom, Inc.	11,402	5,136,601
	Broadridge Financial Solutions, Inc.	7,730	1,092,326
	Brooks Automation, Inc.	8,503	644,187
*	CACI International, Inc., Class A	3,266	787,825
*	Cadence Design Systems, Inc.	13,385	1,745,270
*	CalAmp Corp.	2,256	22,583
*	Calix, Inc.	5,648	170,570

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Cardtronics P.L.C., Class A	8,186	$318,026
*	Casa Systems, Inc.	5,241	40,408
	Cass Information Systems, Inc.	1,795	72,877
	CDK Global, Inc.	8,207	409,529
	CDW Corp.	9,329	1,228,256
#*	Cerence, Inc.	3,238	362,365
*	Ceridian HCM Holding, Inc.	3,020	280,588
*	CEVA, Inc.	3,198	188,010
*	ChannelAdvisor Corp.	1,349	27,655
*	Ciena Corp.	13,957	745,164
*	Cirrus Logic, Inc.	8,489	795,334
	Cisco Systems, Inc.	179,998	8,024,311
	Citrix Systems, Inc.	5,385	717,874
*	Clearfield, Inc.	600	18,792
#*	Cloudera, Inc.	12,120	185,072
	CMC Materials, Inc.	2,582	380,354
	Cognex Corp.	5,920	486,210
	Cognizant Technology Solutions Corp., Class A	24,331	1,896,601
*	Coherent, Inc.	2,590	520,176
	Cohu, Inc.	5,805	236,147
*	CommScope Holding Co., Inc.	16,135	237,023
	Communications Systems, Inc.	400	1,920
*	CommVault Systems, Inc.	2,704	169,757
*	Computer Task Group, Inc.	1,200	7,824
	Comtech Telecommunications Corp.	4,246	90,610
*	Concentrix Corp.	8,494	908,178
*	Conduent, Inc.	12,114	58,389
*	Cornerstone OnDemand, Inc.	2,231	91,248
*	Coupa Software, Inc.	663	205,444
#*	CPS Technologies Corp.	10,220	67,963
#*	Cree, Inc.	7,735	781,854
	CSG Systems International, Inc.	5,276	227,343
	CTS Corp.	5,074	154,757
*	CyberOptics Corp.	1,062	25,690
	Daktronics, Inc.	6,045	29,016
*	Dell Technologies, Inc., Class C	3,458	252,054
*	Digi International, Inc.	3,785	69,909
*	Digital Turbine, Inc.	6,691	382,792
*	Diodes, Inc.	7,824	553,783
*	DocuSign, Inc.	1,247	290,414
	Dolby Laboratories, Inc., Class A	5,462	480,820
*	Dropbox, Inc., Class A	4,067	92,036
*	DSP Group, Inc.	4,082	65,843
	DXC Technology Co.	21,016	592,651
*	Dynatrace, Inc.	2,207	91,613
#	Ebix, Inc.	4,651	242,178
*	EchoStar Corp., Class A	8,530	178,618
*	eGain Corp.	1,800	19,800
*	Elastic N.V.	1,181	179,465
*	EMCORE Corp.	2,998	15,020
*	Endurance International Group Holdings, Inc.	19,562	185,448
#*	Enphase Energy, Inc.	9,025	1,645,709
	Entegris, Inc.	20,309	1,998,203
*	Envestnet, Inc.	5,028	385,798
*	EPAM Systems, Inc.	2,074	714,348
*	ePlus, Inc.	2,309	194,048
*	Euronet Worldwide, Inc.	6,424	802,743
*	Everbridge, Inc.	410	54,501
	EVERTEC, Inc.	11,376	394,747

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Evo Payments, Inc., Class A	3,142	$72,140
*	ExlService Holdings, Inc.	4,354	333,865
*	F5 Networks, Inc.	6,389	1,251,925
*	Fabrinet	4,857	383,412
*	Fair Isaac Corp.	2,378	1,070,362
*	FARO Technologies, Inc.	2,355	166,192
#*	Fastly, Inc., Class A	522	57,081
	Fidelity National Information Services, Inc.	14,718	1,817,084
*	FireEye, Inc.	22,176	465,696
#*	First Solar, Inc.	12,780	1,267,137
*	Fiserv, Inc.	8,584	881,491
#*	Five9, Inc.	706	117,372
*	FleetCor Technologies, Inc.	5,863	1,423,243
*	Flex, Ltd.	79,177	1,396,682
*	FormFactor, Inc.	10,578	432,323
*	Fortinet, Inc.	5,439	787,295
*	Frequency Electronics, Inc.	400	4,260
*	Gartner, Inc.	5,235	795,249
	Genpact, Ltd.	24,362	932,577
	Global Payments, Inc.	8,175	1,443,051
*	Globant SA	3,600	691,200
*	GoDaddy, Inc., Class A	8,670	681,289
*	GSI Technology, Inc.	1,378	9,894
#*	GTT Communications, Inc.	2,462	11,448
#*	Guidewire Software, Inc.	3,721	426,948
	Hackett Group, Inc. (The)	7,650	104,193
#*	Harmonic, Inc.	12,292	95,386
	Hewlett Packard Enterprise Co.	111,513	1,376,070
	HP, Inc.	51,388	1,250,784
*	HubSpot, Inc.	618	230,020
*	I3 Verticals, Inc., Class A	1,874	54,383
*	Ichor Holdings, Ltd.	4,545	164,074
*	IEC Electronics Corp.	1,700	24,837
#*	II-VI, Inc.	1,985	166,879
*	Immersion Corp.	4,084	51,663
#*	Infinera Corp.	21,876	215,479
*	Inphi Corp.	1,905	321,202
*	Insight Enterprises, Inc.	6,112	465,123
	Intel Corp.	218,760	12,143,368
	InterDigital, Inc.	3,551	228,010
	International Business Machines Corp.	44,882	5,345,895
	Intuit, Inc.	5,285	1,909,101
*	IPG Photonics Corp.	4,604	1,028,672
*	Itron, Inc.	4,963	426,917
#*	j2 Global, Inc.	7,345	753,891
	Jabil, Inc.	24,596	1,017,537
	Jack Henry & Associates, Inc.	3,450	499,525
	Juniper Networks, Inc.	29,678	724,737
	KBR, Inc.	23,439	680,903
*	Key Tronic Corp.	700	5,971
*	Keysight Technologies, Inc.	12,853	1,819,856
*	Kimball Electronics, Inc.	4,412	84,578
	KLA Corp.	7,188	2,013,143
*	Knowles Corp.	13,964	269,366
	Kulicke & Soffa Industries, Inc.	10,024	357,556
*	KVH Industries, Inc.	2,284	28,573
	Lam Research Corp.	6,730	3,256,983
*	Lattice Semiconductor Corp.	13,214	530,014
#*	Limelight Networks, Inc.	10,418	47,454

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Littelfuse, Inc.	2,767	$673,405
*	LiveRamp Holdings, Inc.	9,464	716,519
#*	Lumentum Holdings, Inc.	7,258	680,800
#*	MACOM Technology Solutions Holdings, Inc.	6,670	379,256
#*	MagnaChip Semiconductor Corp.	3,475	59,040
*	Manhattan Associates, Inc.	7,823	885,798
	Marvell Technology Group, Ltd.	28,551	1,469,234
	Mastercard, Inc., Class A	32,793	10,372,098
	Maxim Integrated Products, Inc.	15,883	1,393,098
	MAXIMUS, Inc.	8,637	648,293
*	MaxLinear, Inc.	4,581	143,798
	Methode Electronics, Inc.	6,969	263,080
	Microchip Technology, Inc.	14,242	1,938,479
*	Micron Technology, Inc.	48,428	3,790,460
	Microsoft Corp.	258,125	59,874,675
*	MicroStrategy, Inc., Class A	1,129	696,943
*	Mimecast, Ltd.	2,199	94,689
#*	Mitek Systems, Inc.	3,171	51,212
	MKS Instruments, Inc.	6,866	1,085,309
*	Model N, Inc.	1,432	48,659
#*	MongoDB, Inc.	499	184,435
	Monolithic Power Systems, Inc.	1,813	644,141
	Motorola Solutions, Inc.	6,113	1,024,233
	MTS Systems Corp.	2,499	146,291
*	Napco Security Technologies, Inc.	990	25,661
	National Instruments Corp.	13,027	539,318
*	NCR Corp.	17,277	576,361
*	NeoPhotonics Corp.	3,479	38,756
	NetApp, Inc.	15,602	1,036,597
*	NETGEAR, Inc.	5,417	224,210
*	Netscout Systems, Inc.	11,956	349,534
*	New Relic, Inc.	959	72,098
	NIC, Inc.	9,323	250,975
*	nLight, Inc.	1,456	46,126
*	Nortech Systems, Inc.	3,549	25,730
	NortonLifeLock, Inc.	39,715	836,795
*	Novanta, Inc.	3,633	453,834
#*	Nuance Communications, Inc.	12,289	559,641
*	Nutanix, Inc., Class A	4,094	124,949
	NVE Corp.	473	30,220
	NVIDIA Corp.	6,681	3,471,381
*	Okta, Inc.	828	214,460
*	ON Semiconductor Corp.	48,216	1,662,970
*	OneSpan, Inc.	4,122	96,125
*	Onto Innovation, Inc.	7,973	430,941
	Oracle Corp.	94,033	5,682,414
*	OSI Systems, Inc.	2,831	254,847
*	Palo Alto Networks, Inc.	654	229,390
#*	PAR Technology Corp.	700	43,582
	Paychex, Inc.	23,730	2,072,104
*	Paycom Software, Inc.	3,285	1,247,446
*	Paylocity Holding Corp.	2,281	427,596
*	PayPal Holdings, Inc.	10,382	2,432,606
	PC Connection, Inc.	4,626	227,090
	PC-Tel, Inc.	700	5,152
*	PDF Solutions, Inc.	3,755	72,547
	Pegasystems, Inc.	1,997	254,518
*	Perficient, Inc.	5,213	284,682
	Perspecta, Inc.	22,201	642,719

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	PFSweb, Inc.	1,937	$13,307
*	Photronics, Inc.	9,051	100,466
*	Plexus Corp.	4,564	351,063
	Power Integrations, Inc.	7,290	587,209
*	PRGX Global, Inc.	2,000	15,040
	Progress Software Corp.	5,856	235,294
*	Proofpoint, Inc.	1,353	174,645
*	PTC, Inc.	2,748	365,237
#*	Pure Storage, Inc., Class A	16,760	387,659
#*	Q2 Holdings Inc.	1,124	143,861
#	QAD, Inc., Class A	1,197	77,554
	QAD, Inc., Class B	92	4,158
*	Qorvo, Inc.	6,591	1,126,270
	QUALCOMM, Inc.	41,894	6,547,194
#*	Qualys, Inc.	4,010	555,265
*	Rambus, Inc.	17,769	337,522
#*	RealPage, Inc.	5,404	467,824
*	Ribbon Communications, Inc.	13,426	98,144
	Richardson Electronics, Ltd.	900	5,742
#*	RingCentral, Inc., Class A	529	197,275
*	Rogers Corp.	1,882	293,724
	Sabre Corp.	11,502	123,992
#*	Sailpoint Technologies Holdings, Inc.	5,002	276,661
*	salesforce.com, Inc.	9,321	2,102,445
*	Sanmina Corp.	10,807	336,098
	Sapiens International Corp. NV	5,349	174,698
*	ScanSource, Inc.	4,044	97,824
	Science Applications International Corp.	6,654	638,984
	Seagate Technology P.L.C.	26,134	1,727,980
*	Semtech Corp.	5,651	400,938
*	ServiceNow, Inc.	712	386,730
#*	ShotSpotter, Inc.	600	27,594
*	Silicon Laboratories, Inc.	3,417	448,208
	Skyworks Solutions, Inc.	12,725	2,153,706
#*	SMART Global Holdings, Inc.	3,473	129,022
*	Smartsheet, Inc., Class A	726	50,631
#*	SolarEdge Technologies, Inc.	4,205	1,212,428
*	SolarWinds Corp.	9,741	163,746
*	Splunk, Inc.	1,449	239,128
*	SPS Commerce, Inc.	2,414	238,720
*	Square, Inc., Class A	1,700	367,132
	SS&C Technologies Holdings, Inc.	14,562	915,659
*	StarTek, Inc.	2,316	20,242
#*	Stratasys, Ltd.	9,417	390,900
#*	SunPower Corp.	1,257	67,891
*	Super Micro Computer, Inc.	7,652	237,212
*	SVMK, Inc.	2,046	51,580
	Switch, Inc., Class A	4,342	74,769
*	Sykes Enterprises, Inc.	8,051	310,688
#*	Synaptics, Inc.	5,180	513,960
	SYNNEX Corp.	8,494	693,280
*	Synopsys, Inc.	5,899	1,506,900
	TE Connectivity, Ltd.	14,820	1,784,328
*	Telenav, Inc.	4,400	20,944
#*	Teradata Corp.	10,594	284,979
	Teradyne, Inc.	13,353	1,515,298
	TESSCO Technologies, Inc.	672	5,201
	Texas Instruments, Inc.	43,468	7,202,213
*	Trade Desk, Inc. (The), Class A	931	713,137

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	TransAct Technologies, Inc.	400	$3,700
*	Trimble, Inc.	12,840	846,284
	TTEC Holdings, Inc.	7,261	548,786
*	TTM Technologies, Inc.	14,881	199,554
*	Twilio, Inc., Class A	1,220	438,505
*	Tyler Technologies, Inc.	731	309,059
#	Ubiquiti, Inc.	698	214,977
*	Ultra Clean Holdings, Inc.	5,638	217,627
*	Unisys Corp.	6,481	154,831
	Universal Display Corp.	1,757	405,551
*	Upland Software, Inc.	318	15,165
*	Veeco Instruments, Inc.	7,044	130,032
#*	Verint Systems, Inc.	6,720	496,138
*	VeriSign, Inc.	4,227	820,334
*	Verra Mobility Corp.	3,626	46,413
#*	ViaSat, Inc.	7,806	339,873
*	Viavi Solutions, Inc.	23,114	357,111
*	Virtusa Corp.	3,383	172,702
#	Visa, Inc., Class A	61,541	11,892,798
	Vishay Intertechnology, Inc.	22,767	490,629
*	Vishay Precision Group, Inc.	793	25,368
*	VMware, Inc., Class A	1,858	256,125
*	Vontier Corp.	6,061	196,558
	Wayside Technology Group, Inc.	200	3,630
	Western Digital Corp.	17,059	962,639
	Western Union Co. (The)	27,899	621,311
#*	WEX, Inc.	4,122	777,409
*	Workday, Inc., Class A	696	158,361
	Xerox Holdings Corp.	22,478	472,712
	Xilinx, Inc.	10,402	1,358,189
	Xperi Holding Corp.	13,541	260,800
*	Zebra Technologies Corp., Class A	3,481	1,350,036
*	Zendesk, Inc.	863	124,479
#*	Zix Corp.	5,219	42,535
*	Zoom Video Communications, Inc., Class A	289	107,528
*	Zscaler, Inc.	254	50,724
TOTAL INFORMATION TECHNOLOGY			382,965,764
MATERIALS — (4.9%)
*	AdvanSix, Inc.	5,953	126,918
*	AgroFresh Solutions, Inc.	3,300	6,468
	Air Products & Chemicals, Inc.	7,774	2,073,792
	Albemarle Corp.	12,247	1,992,097
*	Alcoa Corp.	11,279	203,022
*	Allegheny Technologies, Inc.	18,002	306,214
	Amcor P.L.C.	74,077	810,402
	American Vanguard Corp.	4,707	77,901
	AptarGroup, Inc.	8,574	1,140,085
*	Arconic Corp.	8,019	202,079
	Ashland Global Holdings, Inc.	6,569	525,454
	Avery Dennison Corp.	8,318	1,254,937
	Avient Corp.	13,093	503,164
*	Axalta Coating Systems, Ltd.	33,036	891,642
	Balchem Corp.	3,382	361,975
	Ball Corp.	19,111	1,682,150
*	Berry Global Group, Inc.	19,756	975,354
	Cabot Corp.	7,933	348,338
	Caledonia Mining Corp., P.L.C.	1,877	28,211
	Carpenter Technology Corp.	7,820	244,297

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Celanese Corp.	11,618	$1,419,139
*	Century Aluminum Co.	13,837	134,911
	CF Industries Holdings, Inc.	23,397	968,168
	Chase Corp.	1,440	144,346
	Chemours Co. (The)	19,641	517,344
*	Clearwater Paper Corp.	3,333	126,921
#	Cleveland-Cliffs, Inc.	9,768	149,841
*	Coeur Mining, Inc.	41,393	374,607
	Commercial Metals Co.	21,515	423,630
#	Compass Minerals International, Inc.	5,350	311,691
*	Core Molding Technologies, Inc.	1,483	17,766
	Corteva, Inc.	38,686	1,542,024
*	Crown Holdings, Inc.	15,246	1,374,427
	Domtar Corp.	9,965	298,651
	Dow, Inc.	35,233	1,828,593
	DuPont de Nemours, Inc.	18,859	1,498,348
	Eagle Materials, Inc.	3,770	414,813
	Eastman Chemical Co.	16,646	1,637,134
	Ecolab, Inc.	5,851	1,196,588
	Element Solutions, Inc.	43,085	733,738
*	Ferro Corp.	15,399	212,352
»	Ferroglobe Representation & Warranty Insurance Trust	21,032	0
	FMC Corp.	9,353	1,012,836
*	Forterra, Inc.	6,920	126,636
#»	Fortitude Gold Corp.	2,144	2,251
	Freeport-McMoRan, Inc.	83,783	2,254,601
	Friedman Industries, Inc.	400	2,864
	FutureFuel Corp.	5,733	76,249
*	GCP Applied Technologies, Inc.	11,750	291,282
	Glatfelter Corp.	8,364	130,897
	Gold Resource Corp.	7,506	21,167
	Graphic Packaging Holding Co.	45,360	710,338
	Greif, Inc., Class A	5,069	228,916
	Greif, Inc., Class B	1,804	82,443
	Hawkins, Inc.	1,749	96,073
	Haynes International, Inc.	2,316	53,708
	HB Fuller Co.	7,835	398,723
	Hecla Mining Co.	75,093	427,279
	Huntsman Corp.	29,873	789,245
*	Ingevity Corp.	4,396	288,773
	Innospec, Inc.	3,417	299,978
#	International Flavors & Fragrances, Inc.	4,578	514,476
	International Paper Co.	39,546	1,989,559
#*	Intrepid Potash, Inc.	1,065	24,207
	Kaiser Aluminum Corp.	1,125	97,537
*	Koppers Holdings, Inc.	2,199	73,183
*	Kraton Corp.	5,299	148,796
	Kronos Worldwide, Inc.	11,641	164,837
	Linde P.L.C.	13,038	3,199,525
#*	Livent Corp.	23,225	423,159
	Louisiana-Pacific Corp.	15,390	584,974
	LyondellBasell Industries NV, Class A	34,597	2,967,039
	Martin Marietta Materials, Inc.	3,289	945,291
	Materion Corp.	3,754	255,985
	Mercer International, Inc.	9,632	108,842
	Minerals Technologies, Inc.	5,497	338,780
	Mosaic Co. (The)	32,182	835,445
	Myers Industries, Inc.	5,581	111,899
	Neenah, Inc.	3,401	173,179

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	NewMarket Corp.	1,490	$584,363
	Newmont Corp.	24,758	1,475,577
#	Nexa Resources SA	8,788	75,840
	Nucor Corp.	26,786	1,305,282
	O-I Glass, Inc.	22,107	279,432
	Olympic Steel, Inc.	1,248	17,035
	Packaging Corp. of America	9,969	1,340,432
	PPG Industries, Inc.	19,069	2,568,785
	PQ Group Holdings, Inc.	5,451	75,115
#	Quaker Chemical Corp.	96	25,164
*	Ranpak Holdings Corp	2,200	38,148
	Reliance Steel & Aluminum Co.	8,232	955,571
*	Resolute Forest Products, Inc.	12,553	102,307
	Royal Gold, Inc.	5,046	539,316
	RPM International, Inc.	11,333	934,633
*	Ryerson Holding Corp.	2,729	33,676
	Schnitzer Steel Industries, Inc., Class A	3,400	100,368
	Scotts Miracle-Gro Co. (The)	5,681	1,257,830
	Sealed Air Corp.	10,249	433,225
	Sensient Technologies Corp.	6,428	453,367
	Sherwin-Williams Co. (The)	3,898	2,696,636
	Silgan Holdings, Inc.	18,127	660,367
	Sonoco Products Co.	13,576	786,186
#	Southern Copper Corp.	9,181	609,710
	Steel Dynamics, Inc.	32,841	1,125,461
	Stepan Co.	3,841	432,804
*	Summit Materials, Inc., Class A	19,243	395,059
	SunCoke Energy, Inc.	11,932	58,825
#	Tecnoglass, Inc.	6,128	41,609
*	TimkenSteel Corp.	6,176	31,065
*	Trecora Resources	2,437	15,377
	Tredegar Corp.	4,800	70,032
	Trinseo SA	6,272	318,806
*	Tronox Holdings P.L.C., Class A	20,100	308,535
*	UFP Technologies, Inc.	1,356	62,390
	United States Lime & Minerals, Inc.	600	72,600
#	United States Steel Corp.	15,919	282,721
#*	US Concrete, Inc.	2,301	101,911
	Valvoline, Inc.	18,327	435,083
	Verso Corp., Class A	6,331	72,807
	Vulcan Materials Co.	6,953	1,036,970
	Warrior Met Coal, Inc.	9,650	222,143
	Westlake Chemical Corp.	8,677	663,443
	WestRock Co.	23,844	987,857
	Worthington Industries, Inc.	9,015	471,845
	WR Grace & Co.	6,853	397,611
TOTAL MATERIALS			74,283,823
REAL ESTATE — (0.3%)
#*	Altisource Portfolio Solutions SA	556	5,632
*	BBX Capital, Inc.	2,184	11,794
*	CBRE Group, Inc., Class A	19,449	1,186,000
	CTO Realty Growth, Inc.	494	20,812
#*	Cushman & Wakefield P.L.C.	13,256	189,958
*	Five Point Holdings LLC, Class A	3,432	21,622
*	Forestar Group, Inc.	5,762	123,825
*	FRP Holdings, Inc.	1,450	62,626
*	Howard Hughes Corp. (The)	4,563	393,194
	Indus Realty Trust, Inc.	375	23,899

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
REAL ESTATE — (Continued)
*	Jones Lang LaSalle, Inc.	6,112	$893,636
	Kennedy-Wilson Holdings, Inc.	20,101	345,536
*	Marcus & Millichap, Inc.	7,113	254,147
	Newmark Group, Inc., Class A	22,861	154,540
*	Rafael Holdings, Inc., Class B	1,879	44,119
	RE/MAX Holdings, Inc., Class A	3,265	118,258
#*	Realogy Holdings Corp.	3,100	44,020
*	Redfin Corp.	670	47,711
	RMR Group, Inc. (The), Class A	2,582	95,224
	St Joe Co. (The)	6,737	299,797
*	Stratus Properties, Inc.	889	23,238
*	Tejon Ranch Co.	3,235	51,534
TOTAL REAL ESTATE			4,411,122
UTILITIES — (2.1%)
	AES Corp.	32,682	797,114
#	ALLETE, Inc.	4,843	304,334
	Alliant Energy Corp.	9,522	463,245
	Ameren Corp.	9,183	667,788
	American Electric Power Co., Inc.	6,863	555,285
	American States Water Co.	4,161	321,479
	American Water Works Co., Inc.	6,942	1,103,917
	Artesian Resources Corp., Class A	900	36,792
*	Atlantic Power Corp.	16,242	48,076
#	Atlantica Sustainable Infrastructure P.L.C.	10,848	448,565
	Atmos Energy Corp.	4,786	425,954
	Avangrid, Inc.	2,967	137,283
	Avista Corp.	6,403	239,984
	Black Hills Corp.	5,123	302,872
	Brookfield Renewable Corp., Class A	15,352	858,944
	California Water Service Group	4,692	256,371
#	CenterPoint Energy, Inc.	24,708	521,092
#	Chesapeake Utilities Corp.	1,966	199,411
	Clearway Energy, Inc., Class A	4,357	125,612
#	Clearway Energy, Inc., Class C	7,141	221,228
	CMS Energy Corp.	10,986	624,884
	Consolidated Edison, Inc.	11,061	782,898
#	Consolidated Water Co., Ltd.	959	12,150
	Dominion Energy, Inc.	10,386	757,036
	DTE Energy Co.	6,782	805,159
	Duke Energy Corp.	9,590	901,460
	Edison International	13,534	787,137
	Entergy Corp.	7,208	687,139
	Essential Utilities, Inc.	12,048	557,822
	Evergy, Inc.	9,451	507,802
	Eversource Energy	7,386	646,275
	Exelon Corp.	15,822	657,562
	FirstEnergy Corp.	20,368	626,520
	Genie Energy, Ltd., Class B	1,601	11,815
	Hawaiian Electric Industries, Inc.	7,563	250,033
	IDACORP, Inc.	2,774	244,944
	MDU Resources Group, Inc.	24,902	654,674
	MGE Energy, Inc.	3,981	253,510
#	Middlesex Water Co.	1,498	119,241
	National Fuel Gas Co.	6,734	271,111
#	New Jersey Resources Corp.	13,760	481,738
	NextEra Energy, Inc.	25,256	2,042,453
	NiSource, Inc.	18,818	416,819
#	Northwest Natural Holding Co.	2,744	128,172

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
UTILITIES — (Continued)
	NorthWestern Corp.	3,941	$214,666
	NRG Energy, Inc.	32,820	1,359,076
	OGE Energy Corp.	12,343	376,708
	ONE Gas, Inc.	3,622	264,877
#	Ormat Technologies, Inc.	6,540	746,606
	Otter Tail Corp.	5,140	204,007
*	PG&E Corp.	10,892	124,496
	Pinnacle West Capital Corp.	5,533	416,358
	PNM Resources, Inc.	7,457	361,814
	Portland General Electric Co.	5,879	248,623
	PPL Corp.	26,707	738,983
	Public Service Enterprise Group, Inc.	16,842	950,394
#	RGC Resources, Inc.	150	3,376
	Sempra Energy	4,755	588,479
	SJW Group	2,694	178,262
	South Jersey Industries, Inc.	8,752	202,171
	Southern Co. (The)	13,331	785,462
	Southwest Gas Holdings, Inc.	4,256	255,190
#	Spark Energy, Inc., Class A	1,000	10,970
	Spire, Inc.	4,326	264,708
*	Sunnova Energy International, Inc.	989	43,368
	UGI Corp.	10,950	394,090
	Unitil Corp.	1,532	62,460
	Vistra Corp.	56,669	1,131,680
	WEC Energy Group, Inc.	6,674	593,319
	Xcel Energy, Inc.	9,433	603,618
	York Water Co. (The)	1,162	50,477
TOTAL UTILITIES			32,437,938
TOTAL COMMON STOCKS			1,464,533,714
PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
	Liberty Broadband Corp.	1,025	29,069
CONSUMER DISCRETIONARY — (0.0%)
	Qurate Retail, Inc.	1,377	137,783
INDUSTRIALS — (0.0%)
	WESCO International, Inc.	3,380	105,050
TOTAL PREFERRED STOCKS			271,902
TOTAL INVESTMENT SECURITIES (Cost $828,194,251)			1,464,805,616

TEMPORARY CASH INVESTMENTS — (0.3%)
	State Street Institutional U.S. Government Money Market Fund 0.030%	4,445,489	4,445,489
SECURITIES LENDING COLLATERAL — (2.7%)
@§	The DFA Short Term Investment Fund	3,596,607	41,616,339
TOTAL INVESTMENTS — (100.0%)
(Cost $874,252,149)^^			$1,510,867,444

U.S. Social Core Equity 2 Portfolio
CONTINUED
Summary of the Portfolio's investments as of January 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$116,130,362	—	—	$116,130,362
Consumer Discretionary	202,786,110	$1,279	—	202,787,389
Consumer Staples	73,709,239	—	—	73,709,239
Energy	41,708,106	—	—	41,708,106
Financials	227,815,313	698	—	227,816,011
Health Care	107,592,101	81,917	—	107,674,018
Industrials	200,609,942	—	—	200,609,942
Information Technology	382,965,764	—	—	382,965,764
Materials	74,281,572	2,251	—	74,283,823
Real Estate	4,411,122	—	—	4,411,122
Utilities	32,437,938	—	—	32,437,938
Preferred Stocks
Communication Services	29,069	—	—	29,069
Consumer Discretionary	137,783	—	—	137,783
Industrials	105,050	—	—	105,050
Temporary Cash Investments	4,445,489	—	—	4,445,489
Securities Lending Collateral	—	41,616,339	—	41,616,339
TOTAL	$1,469,164,960	$41,702,484	—	$1,510,867,444

U.S. Sustainability Core 1 Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2021
(Unaudited)

		Shares	Value†
COMMON STOCKS — (97.5%)
COMMUNICATION SERVICES — (9.3%)
	Activision Blizzard, Inc.	59,427	$5,407,857
*	Alphabet, Inc., Class A	25,161	45,978,205
*	Alphabet, Inc., Class C	24,846	45,610,796
*	Altice USA, Inc., Class A	56,289	2,002,200
#*	AMC Networks, Inc., Class A	5,342	264,002
#*	ANGI Homeservices, Inc., Class A	11,704	163,622
#*	Anterix, Inc.	1,027	37,260
	AT&T, Inc.	207,990	5,954,754
	ATN International, Inc.	3,315	143,142
*	Boingo Wireless, Inc.	8,699	100,386
#*	Boston Omaha Corp., Class A	5,144	140,431
	Cable One, Inc.	1,472	2,944,000
*	Cargurus, Inc.	9,912	289,926
*	Cars.com, Inc.	9,156	106,301
*	Charter Communications, Inc., Class A	18,268	11,098,906
*	Cincinnati Bell, Inc.	6,277	95,661
#	Cinemark Holdings, Inc.	12,700	257,048
	Cogent Communications Holdings, Inc.	5,178	294,887
	Comcast Corp., Class A	641,778	31,812,935
*	Consolidated Communications Holdings, Inc.	4,371	26,685
*	Daily Journal Corp.	490	163,660
#*	Discovery, Inc., Class A	35,709	1,479,067
*	Discovery, Inc., Class C	74,277	2,601,923
*	DISH Network Corp., Class A	41,651	1,208,712
	Electronic Arts, Inc.	36,174	5,180,117
	Entercom Communications Corp., Class A	30,177	140,323
	Entravision Communications Corp., Class A	2,498	7,994
	EW Scripps Co. (The), Class A	22,068	326,827
*	Facebook, Inc., Class A	296,279	76,537,754
*	Fluent, Inc.	15,836	85,831
	Fox Corp., Class A	58,287	1,817,389
*	Fox Corp., Class B	44,206	1,321,317
#*	Gannett Co., Inc.	6,361	28,497
*	Glu Mobile, Inc.	33,400	294,254
*	Gray Television, Inc.	31,074	529,812
*	Hemisphere Media Group, Inc.	1,000	10,440
*	IAC/InterActiveCorp	6,302	1,323,105
*	IDT Corp., Class B	3,461	48,558
*	iHeartMedia, Inc., Class A	14,172	206,061
*	IMAX Corp.	4,464	84,370
	Interpublic Group of Cos., Inc. (The)	180,877	4,353,709
*	Iridium Communications, Inc.	18,004	887,057
#	John Wiley & Sons, Inc., Class A	13,388	610,627
	John Wiley & Sons, Inc., Class B	200	9,476
*	Liberty Broadband Corp., Class A	3,489	506,498
*	Liberty Broadband Corp., Class C	26,594	3,884,054
*	Liberty Latin America, Ltd., Class A	12,581	126,942
*	Liberty Latin America, Ltd., Class C	3,385	33,478
#*	Liberty Media Corp.-Liberty Braves, Class A	527	14,419
*	Liberty Media Corp.-Liberty Braves, Class C	11,062	296,240
*	Liberty Media Corp.-Liberty Formula One, Class A	6,437	233,341
*	Liberty Media Corp.-Liberty Formula One, Class C	43,636	1,755,476
*	Liberty Media Corp.-Liberty SiriusXM, Class A	20,828	841,868
*	Liberty Media Corp.-Liberty SiriusXM, Class C	45,004	1,825,362

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Liberty TripAdvisor Holdings, Inc., Class A	11,867	$48,417
#*	Lions Gate Entertainment Corp., Class A	16,297	227,995
*	Lions Gate Entertainment Corp., Class B	17,495	216,238
#*	Live Nation Entertainment, Inc.	22,357	1,485,623
#	Loral Space & Communications, Inc.	3,100	78,740
*	Madison Square Garden Entertainment Corp.	3,796	336,895
*	Match Group, Inc.	21,277	2,975,801
#	Meredith Corp.	6,065	133,005
#*	MSG Networks, Inc., Class A	6,407	110,649
	National CineMedia, Inc.	18,917	78,789
*	Netflix, Inc.	18,669	9,939,189
	New York Times Co. (The), Class A	37,000	1,834,830
	News Corp., Class A	83,596	1,621,762
	News Corp., Class B	44,107	832,740
	Nexstar Media Group, Inc., Class A	15,362	1,746,199
	Omnicom Group, Inc.	67,665	4,220,943
*	ORBCOMM, Inc.	6,700	50,183
*	Pinterest, Inc., Class A	22,609	1,548,943
*	QuinStreet, Inc.	6,800	143,956
*	Roku, Inc.	5,339	2,077,031
	Saga Communications, Inc., Class A	369	8,303
	Scholastic Corp.	9,232	237,909
*	Sciplay Corp., Class A	6,293	100,499
	Shenandoah Telecommunications Co.	8,687	337,664
#	Sirius XM Holdings, Inc.	208,535	1,305,429
#*	Snap, Inc., Class A	69,905	3,700,771
	Spok Holdings, Inc.	3,028	33,671
*	Spotify Technology SA	6,145	1,935,675
*	Take-Two Interactive Software, Inc.	16,036	3,214,416
*	TechTarget, Inc.	6,809	508,632
	TEGNA, Inc.	93,070	1,491,912
	Telephone and Data Systems, Inc.	12,956	242,925
*	T-Mobile US, Inc.	58,510	7,376,941
*	Travelzoo	800	8,808
	Tribune Publishing Co.	12,777	186,672
*	TripAdvisor, Inc.	22,240	688,773
*	TrueCar, Inc.	15,067	67,500
*	Twitter, Inc.	74,257	3,752,206
*	United States Cellular Corp.	6,027	187,922
	Verizon Communications, Inc.	432,221	23,664,100
	ViacomCBS, Inc., Class A	1,311	63,793
#	ViacomCBS, Inc., Class B	69,026	3,347,761
*	Vonage Holdings Corp.	25,042	312,524
*	Walt Disney Co. (The)	103,357	17,381,547
	World Wrestling Entertainment, Inc., Class A	9,617	541,726
*	Yelp, Inc.	16,822	548,229
*	Zedge, Inc., Class B	148	1,076
*	Zillow Group, Inc., Class A	10,656	1,478,200
#*	Zillow Group, Inc., Class C	25,618	3,342,124
*	Zynga, Inc., Class A	193,391	1,916,505
TOTAL COMMUNICATION SERVICES			369,195,703
CONSUMER DISCRETIONARY — (14.1%)
*	1-800-Flowers.com, Inc., Class A	10,234	314,491
*	Aaron's Co., Inc. (The)	9,065	153,561
	Abercrombie & Fitch Co., Class A	15,852	365,706
	Acushnet Holdings Corp.	19,226	784,805
*	Adient P.L.C.	15,438	498,493
*	Adtalem Global Education, Inc.	43	1,659

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Advance Auto Parts, Inc.	17,754	$2,647,832
*	Amazon.com, Inc.	32,891	105,455,124
#	American Eagle Outfitters, Inc.	46,507	1,055,244
*	America's Car-Mart, Inc.	3,515	417,512
	Aptiv P.L.C.	53,640	7,166,304
	Aramark	33,993	1,165,620
*	Asbury Automotive Group, Inc.	6,771	965,612
*	At Home Group, Inc.	16,879	411,341
	Autoliv, Inc.	18,376	1,630,135
*	AutoNation, Inc.	33,178	2,364,928
*	AutoZone, Inc.	2,858	3,196,301
*	Barnes & Noble Education, Inc.	8,742	51,228
	Bassett Furniture Industries, Inc.	1,000	19,380
*	Beazer Homes USA, Inc.	10,870	180,659
#	Bed Bath & Beyond, Inc.	35,768	1,263,683
	Best Buy Co., Inc.	65,529	7,130,866
#	Big Lots, Inc.	14,448	862,257
*	Biglari Holdings, Inc., Class A	4	2,284
#*	BJ's Restaurants, Inc.	4,790	223,885
#	Bloomin' Brands, Inc.	11,210	236,195
	Bluegreen Vacations Holding Corp.	2,580	33,772
*	Booking Holdings, Inc.	5,152	10,017,188
#*	Boot Barn Holdings, Inc.	7,189	411,498
	BorgWarner, Inc.	78,662	3,303,017
	Bowl America, Inc., Class A	348	3,355
*	Bright Horizons Family Solutions, Inc.	208	31,610
#	Brinker International, Inc.	5,920	348,570
	Brunswick Corp.	23,474	2,029,562
#	Buckle, Inc. (The)	16,457	647,089
*	Burlington Stores, Inc.	3,952	983,653
	Caleres, Inc.	13,300	200,963
	Callaway Golf Co.	31,212	870,503
#	Camping World Holdings, Inc., Class A	9,784	334,221
*	Capri Holdings, Ltd.	47,347	1,972,476
*	CarMax, Inc.	34,582	4,073,068
*	Carrols Restaurant Group, Inc.	3,123	19,175
#	Carter's, Inc.	15,495	1,364,180
*	Carvana Co.	3,275	855,397
	Cato Corp. (The), Class A	5,374	61,102
*	Cavco Industries, Inc.	3,607	680,497
*	Century Communities, Inc.	15,745	739,070
	Cheesecake Factory, Inc. (The)	4,899	220,308
	Chico's FAS, Inc.	4,300	9,503
#	Children's Place, Inc. (The)	3,036	223,055
#	Churchill Downs, Inc.	2,595	486,433
*	Chuy's Holdings, Inc.	1,407	49,358
	Citi Trends, Inc.	2,012	118,708
	Collectors Universe, Inc.	2,106	192,299
#	Columbia Sportswear Co.	22,033	1,927,006
*	Conn's, Inc.	10,463	164,583
*	Container Store Group, Inc. (The)	9,388	127,958
*	Cooper-Standard Holdings, Inc.	2,500	76,275
	Cracker Barrel Old Country Store, Inc.	3,958	535,557
*	Crocs, Inc.	11,857	830,227
	Culp, Inc.	400	6,172
	Dana, Inc.	20,677	400,307
*	Deckers Outdoor Corp.	8,861	2,587,235
*	Del Taco Restaurants, Inc.	3,674	35,344
*	Delta Apparel, Inc.	231	4,625

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Denny's Corp.	6,766	$106,429
	Designer Brands, Inc., Class A	12,830	157,168
#	Dick's Sporting Goods, Inc.	17,702	1,186,211
	Dillard's, Inc., Class A	1,493	131,100
	Dollar General Corp.	23,332	4,540,641
*	Dollar Tree, Inc.	42,560	4,326,650
	Domino's Pizza, Inc.	1,212	449,361
#*	Dorman Products, Inc.	5,159	468,592
	DR Horton, Inc.	124,376	9,552,077
	eBay, Inc.	121,968	6,892,412
*	El Pollo Loco Holdings, Inc.	8,900	181,115
	Escalade, Inc.	1,044	21,767
	Ethan Allen Interiors, Inc.	6,184	146,252
*	Etsy, Inc.	34,653	6,899,066
*	Everi Holdings, Inc.	14,851	194,251
	Expedia Group, Inc.	8,799	1,091,956
*	Fiesta Restaurant Group, Inc.	521	7,846
*	Five Below, Inc.	12,813	2,251,628
	Flexsteel Industries, Inc.	561	19,141
*	Floor & Decor Holdings, Inc., Class A	22,018	2,027,197
	Foot Locker, Inc.	32,042	1,404,080
	Ford Motor Co.	835,159	8,794,224
*	Fossil Group, Inc.	11,510	166,895
*	Fox Factory Holding Corp.	4,672	558,958
*	frontdoor, Inc.	19,230	1,058,419
*	GameStop Corp., Class A	542	176,150
*	Gap, Inc. (The)	100,754	2,040,268
	Garmin, Ltd.	23,476	2,696,453
	General Motors Co.	133,541	6,767,858
*	Genesco, Inc.	3,409	132,303
	Gentex Corp.	37,750	1,247,638
*	Gentherm, Inc.	4,770	292,210
	Genuine Parts Co.	44,561	4,183,387
#*	G-III Apparel Group, Ltd.	12,016	324,913
#*	GoPro, Inc., Class A	24,590	220,081
	Graham Holdings Co., Class B	741	420,970
*	Grand Canyon Education, Inc.	845	71,774
*	Green Brick Partners, Inc.	8,145	162,086
	Group 1 Automotive, Inc.	6,500	894,530
*	GrubHub, Inc.	29,927	2,252,605
#	Guess?, Inc.	20,348	472,481
#	H&R Block, Inc.	12,980	223,645
#	Hamilton Beach Brands Holding Co., Class A	2,900	55,651
#	Hanesbrands, Inc.	68,702	1,050,454
	Harley-Davidson, Inc.	48,907	1,960,682
	Hasbro, Inc.	58,698	5,507,046
#	Haverty Furniture Cos., Inc.	9,089	297,119
*	Helen of Troy, Ltd.	2,970	725,423
#*	Hibbett Sports, Inc.	6,448	363,990
*	Hilton Grand Vacations, Inc.	11,006	327,098
	Home Depot, Inc. (The)	110,597	29,951,880
	Hooker Furniture Corp.	2,589	78,007
*	Horizon Global Corp.	467	4,427
#	Hyatt Hotels Corp., Class A	3,975	260,999
*	Installed Building Products, Inc.	14,804	1,553,384
#	International Game Technology P.L.C.	27,224	438,579
#*	iRobot Corp.	5,251	630,645
*	J Alexander's Holdings, Inc.	327	2,400
	Jack in the Box, Inc.	2,744	258,320

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Johnson Outdoors, Inc., Class A	2,769	$301,904
	KB Home	36,637	1,525,565
	Kohl's Corp.	48,624	2,142,373
#	Kontoor Brands, Inc.	3,229	116,631
	L Brands, Inc.	59,503	2,425,342
*	Lakeland Industries, Inc.	1,175	32,665
*	Lands' End, Inc.	11,225	309,922
	Las Vegas Sands Corp.	20,246	973,630
	La-Z-Boy, Inc.	14,341	555,284
	LCI Industries	6,811	881,207
*	Leaf Group, Ltd.	1,900	10,260
	Lear Corp.	19,800	2,985,048
	Leggett & Platt, Inc.	39,058	1,601,378
	Lennar Corp., Class A	62,260	5,176,919
	Lennar Corp., Class B	4,565	305,581
*	LGI Homes, Inc.	10,573	1,128,245
	Lifetime Brands, Inc.	3,039	42,242
#*	Lincoln Educational Services Corp.	4,082	24,043
*	Liquidity Services, Inc.	2,301	44,916
#	Lithia Motors, Inc., Class A	8,056	2,567,286
*	LKQ Corp.	88,508	3,105,746
#*	Lovesac Co. (The)	3,397	192,066
	Lowe's Cos., Inc.	73,715	12,299,348
*	Lululemon Athletica, Inc.	25,330	8,325,464
*	Lumber Liquidators Holdings, Inc.	6,809	190,380
*	M/I Homes, Inc.	4,720	233,026
	Macy's, Inc.	65,300	982,112
#*	Magnite, Inc.	29,338	1,016,268
*	Malibu Boats, Inc., Class A	7,866	551,485
#	Marine Products Corp.	1,421	23,134
*	MarineMax, Inc.	7,469	312,428
*	MasterCraft Boat Holdings, Inc.	1,741	44,448
#*	Mattel, Inc.	37,815	685,208
	McDonald's Corp.	57,244	11,897,593
	MDC Holdings, Inc.	30,633	1,593,529
»	Media General, Inc.	7,656	718
*	Meritage Homes Corp.	7,013	562,863
#	MGM Resorts International	8,144	232,593
#*	Michaels Cos., Inc. (The)	14,436	223,758
*	Modine Manufacturing Co.	3,297	41,377
#	Monro, Inc.	8,577	501,497
#*	Motorcar Parts of America, Inc.	1,259	28,491
	Movado Group, Inc.	6,505	134,393
	Murphy USA, Inc.	10,724	1,335,889
	Nathan's Famous, Inc.	200	11,102
*	National Vision Holdings, Inc.	14,984	694,808
#*	Nautilus, Inc.	3,718	91,128
	Newell Brands, Inc.	109,520	2,630,670
	NIKE, Inc., Class B	183,290	24,485,711
#*	Noodles & Co.	7,000	59,290
*	NVR, Inc.	1,550	6,892,044
	ODP Corp. (The)	9,935	424,125
#*	Ollie's Bargain Outlet Holdings, Inc.	13,577	1,286,149
	OneSpaWorld Holdings Ltd.	5,092	48,323
*	O'Reilly Automotive, Inc.	10,840	4,612,095
#	Oxford Industries, Inc.	3,124	203,810
	Papa John's International, Inc.	3,147	321,875
	Patrick Industries, Inc.	6,454	445,713
#*	Penn National Gaming, Inc.	6,814	706,748

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Penske Automotive Group, Inc.	25,497	$1,525,740
#	PetMed Express, Inc.	3,207	122,507
*	Planet Fitness, Inc., Class A	16,050	1,155,600
	Polaris, Inc.	18,832	2,197,129
	Pool Corp.	5,846	2,070,536
	PulteGroup, Inc.	144,992	6,307,152
*	Purple Innovation, Inc.	142	4,834
	PVH Corp.	21,603	1,841,872
*	Quotient Technology, Inc.	26,012	230,466
	Qurate Retail, Inc., Class A	187,005	2,356,263
	Ralph Lauren Corp.	18,493	1,868,718
	Rent-A-Center, Inc.	21,048	911,378
#*	Revolve Group, Inc.	7,325	272,197
#*	RH	4,062	1,930,912
	Rocky Brands, Inc.	508	17,506
	Ross Stores, Inc.	43,148	4,801,941
	Ruth's Hospitality Group, Inc.	4,263	77,544
#*	Sally Beauty Holdings, Inc.	19,256	290,766
#*	Scientific Games Corp., Class A	8,548	335,253
	Service Corp. International	19,455	981,116
#*	Shake Shack, Inc., Class A	5,140	582,979
#	Shoe Carnival, Inc.	2,176	102,250
	Shutterstock, Inc.	10,328	671,217
#	Signet Jewelers, Ltd.	10,401	422,489
*	Skechers U.S.A., Inc., Class A	43,898	1,513,603
*	Skyline Champion Corp.	20,834	700,647
*	Sleep Number Corp.	5,045	543,548
#	Sonic Automotive, Inc., Class A	7,475	305,952
*	Sonos, Inc.	13,037	340,918
*	Sportsman's Warehouse Holdings, Inc.	8,400	147,168
*	Stamps.com, Inc.	5,376	1,227,395
	Standard Motor Products, Inc.	4,500	176,535
	Starbucks Corp.	51,265	4,962,965
	Steven Madden, Ltd.	21,062	707,683
*	Stitch Fix, Inc., Class A	9,336	891,028
*	Stoneridge, Inc.	2,300	63,135
	Strategic Education, Inc.	1,474	130,257
	Superior Group of Cos, Inc.	2,597	59,290
	Tapestry, Inc.	84,453	2,670,404
	Target Corp.	75,257	13,634,311
*	Taylor Morrison Home Corp.	56,424	1,465,896
*	Tempur Sealy International, Inc.	45,172	1,192,541
*	Terminix Global Holdings, Inc.	33,818	1,612,442
*	Tesla, Inc.	50,574	40,131,986
	Texas Roadhouse, Inc.	9,464	721,251
	Thor Industries, Inc.	13,989	1,692,809
	Tilly's, Inc., Class A	804	7,879
	TJX Cos., Inc. (The)	178,602	11,437,672
	Toll Brothers, Inc.	54,353	2,777,438
*	TopBuild Corp.	7,056	1,410,847
	Tractor Supply Co.	13,779	1,953,035
*	Tri Pointe Homes, Inc.	73,914	1,493,063
*	Tupperware Brands Corp.	440	13,235
*	Ulta Beauty, Inc.	14,401	4,028,824
#*	Under Armour, Inc., Class A	43,304	757,820
*	Under Armour, Inc., Class C	53,975	808,006
*	Unifi, Inc.	2,171	51,995
*	Universal Electronics, Inc.	2,355	127,735
*	Universal Technical Institute, Inc.	2,800	17,024

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Urban Outfitters, Inc.	30,991	$850,083
	Vail Resorts, Inc.	2,453	652,400
#*	Veoneer, Inc.	6,794	178,614
*	Vera Bradley, Inc.	4,500	38,025
	VF Corp.	62,638	4,814,983
*	Visteon Corp.	9,352	1,192,193
*	VOXX International Corp.	2,400	44,832
#*	Wayfair, Inc., Class A	10,428	2,839,753
	Wendy's Co. (The)	33,307	679,463
	Weyco Group, Inc.	1,334	23,025
	Whirlpool Corp.	19,875	3,678,664
#	Williams-Sonoma, Inc.	26,352	3,397,300
	Wingstop, Inc.	3,249	487,512
	Winmark Corp.	415	70,811
#	Winnebago Industries, Inc.	10,006	691,014
	Wolverine World Wide, Inc.	20,759	594,538
	Wyndham Destinations, Inc.	10,369	458,725
	Wynn Resorts, Ltd.	13,224	1,316,185
*	YETI Holdings, Inc.	14,730	969,529
	Yum! Brands, Inc.	29,301	2,973,758
*	ZAGG, Inc.	2,300	9,568
*	Zumiez, Inc.	7,034	303,025
TOTAL CONSUMER DISCRETIONARY			561,915,464
CONSUMER STAPLES — (5.5%)
	Alico, Inc.	390	11,583
	Andersons, Inc. (The)	6,289	144,647
#	B&G Foods, Inc.	4,822	183,622
#*	Beyond Meat, Inc.	664	118,245
#*	BJ's Wholesale Club Holdings, Inc.	30,887	1,299,416
*	Boston Beer Co., Inc. (The), Class A	2,106	1,930,970
	Brown-Forman Corp., Class A	9,188	607,511
	Brown-Forman Corp., Class B	47,710	3,419,376
	Calavo Growers, Inc.	2,429	184,968
#	Campbell Soup Co.	35,067	1,687,073
#	Casey's General Stores, Inc.	12,250	2,296,630
#*	Celsius Holdings, Inc.	4,242	226,523
#*	Central Garden & Pet Co.	2,583	109,235
*	Central Garden & Pet Co., Class A	7,418	289,302
*	Chefs' Warehouse, Inc. (The)	6,639	181,178
	Church & Dwight Co., Inc.	33,119	2,796,237
	Clorox Co. (The)	15,321	3,209,137
	Coca-Cola Co. (The)	366,688	17,656,027
	Coca-Cola Consolidated, Inc.	2,053	547,864
	Colgate-Palmolive Co.	68,973	5,379,894
	Constellation Brands, Inc., Class A	20,738	4,374,266
	Costco Wholesale Corp.	52,645	18,553,677
	Coty, Inc., Class A	258,804	1,648,581
*	Darling Ingredients, Inc.	24,005	1,488,550
	Edgewell Personal Care Co.	13,524	451,702
*	elf Beauty, Inc.	12,514	272,305
	Energizer Holdings, Inc.	17,941	786,533
	Estee Lauder Cos., Inc. (The), Class A	44,464	10,522,406
	Flowers Foods, Inc.	28,322	650,273
#	Fresh Del Monte Produce, Inc.	9,825	240,418
*	Freshpet, Inc.	2,255	314,144
	General Mills, Inc.	105,570	6,133,617
*	Grocery Outlet Holding Corp.	201	8,581
#*	Hain Celestial Group, Inc. (The)	30,967	1,287,763

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
*	Herbalife Nutrition, Ltd.	35,997	$1,834,407
*	Hostess Brands, Inc.	21,210	325,573
#	Ingles Markets, Inc., Class A	3,819	181,632
	Inter Parfums, Inc.	7,310	454,536
	J&J Snack Foods Corp.	1,914	292,191
	JM Smucker Co. (The)	25,811	3,004,659
	John B. Sanfilippo & Son, Inc.	549	44,156
	Kellogg Co.	54,901	3,235,865
#	Keurig Dr Pepper, Inc.	109,865	3,493,707
	Kraft Heinz Co. (The)	102,254	3,426,532
	Kroger Co. (The)	187,702	6,475,719
	Lamb Weston Holdings, Inc.	11,734	876,530
	Lancaster Colony Corp.	3,667	640,185
*	Landec Corp.	1,591	16,960
#*	Lifevantage Corp.	2,374	21,224
#	Limoneira Co.	2,840	45,355
	McCormick & Co., Inc.	400	36,244
	McCormick & Co., Inc. Non-Voting	41,290	3,697,107
	Medifast, Inc.	3,226	757,045
*	Monster Beverage Corp.	62,540	5,430,348
#	National Beverage Corp.	6,471	980,615
#	Natura & Co. Holding SA, ADR	31,119	554,229
*	Natural Alternatives International, Inc.	1,014	14,571
	Natural Grocers by Vitamin Cottage, Inc.	2,440	40,626
	Natural Health Trends Corp.	187	1,014
*	Nature's Sunshine Products, Inc.	900	14,445
	Nu Skin Enterprises, Inc., Class A	16,787	971,464
	Oil-Dri Corp. of America	489	16,954
	PepsiCo, Inc.	101,458	13,856,119
*	Performance Food Group Co.	47,202	2,212,830
*	Post Holdings, Inc.	12,885	1,222,142
	PriceSmart, Inc.	8,339	782,865
	Procter & Gamble Co. (The)	216,347	27,737,849
#*	Rite Aid Corp.	11,098	291,766
*	S&W Seed Co.	2,831	9,909
*	Seneca Foods Corp., Class A	504	18,270
*	Simply Good Foods Co. (The)	15,534	443,340
	SpartanNash Co.	16,618	307,765
	Spectrum Brands Holdings, Inc.	7,099	536,471
*	Sprouts Farmers Market, Inc.	36,757	832,546
	Sysco Corp.	88,788	6,349,230
#	Tootsie Roll Industries, Inc.	3,006	118,977
#*	TreeHouse Foods, Inc.	11,515	486,278
#*	United Natural Foods, Inc.	16,619	450,043
	United-Guardian, Inc.	1,797	25,104
*	US Foods Holding Corp.	70,838	2,195,270
*	USANA Health Sciences, Inc.	7,027	581,555
	Village Super Market, Inc., Class A	1,201	25,305
	Walgreens Boots Alliance, Inc.	184,174	9,254,743
	Walmart, Inc.	170,158	23,905,497
#	Weis Markets, Inc.	7,918	390,199
*	Willamette Valley Vineyards, Inc.	500	3,470
TOTAL CONSUMER STAPLES			217,933,690
ENERGY — (0.9%)
	Adams Resources & Energy, Inc.	101	2,445
	Archrock, Inc.	47,178	418,469
*	Aspen Aerogels, Inc.	2,521	50,571
	Baker Hughes Co.	136,071	2,733,666

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	Cactus, Inc., Class A	16,888	$442,466
*	ChampionX Corp.	71,669	1,095,819
*	Cheniere Energy, Inc.	12,538	794,032
*	Clean Energy Fuels Corp.	43,049	440,391
#	CVR Energy, Inc.	3,494	59,747
#*	Dawson Geophysical Co.	287	740
#	Delek US Holdings, Inc.	24,894	467,011
#	DMC Global, Inc.	6,010	343,592
*	Dril-Quip, Inc.	13,427	404,421
	EnLink Midstream LLC	5,629	21,897
	Equitrans Midstream Corp.	59,677	396,852
*	Exterran Corp.	10,898	47,079
#*	Forum Energy Technologies, Inc.	1,231	18,256
*	Frank's International NV	16,907	47,001
*	Geospace Technologies Corp.	400	3,260
#*	Green Plains, Inc.	14,954	287,266
#*	Helix Energy Solutions Group, Inc.	57,235	235,808
	Helmerich & Payne, Inc.	18,274	443,693
	HollyFrontier Corp.	27,378	779,178
	Liberty Oilfield Services, Inc., Class A	15,777	189,640
	Marathon Petroleum Corp.	41,069	1,772,538
	Nabors Industries, Ltd.	1,666	118,986
*	Natural Gas Services Group, Inc.	200	1,638
*	NexTier Oilfield Solutions, Inc.	35,379	117,458
	NOV, Inc.	168,871	2,090,623
*	Oceaneering International, Inc.	33,117	279,839
*	Oil States International, Inc.	8,651	48,446
	ONEOK, Inc.	2,600	103,558
#	Patterson-UTI Energy, Inc.	49,500	304,425
	Phillips 66	45,763	3,102,731
*	ProPetro Holding Corp.	13,373	106,850
#*	Renewable Energy Group, Inc.	15,339	1,374,374
*	REX American Resources Corp.	2,581	197,447
*	RPC, Inc.	31,800	141,828
	Schlumberger, N.V.	476,766	10,588,973
*	Select Energy Services, Inc., Class A	4,625	23,218
	TechnipFMC P.L.C.	190,901	2,040,732
	US Silica Holdings, Inc.	10,175	82,825
	Valero Energy Corp.	68,019	3,838,312
	World Fuel Services Corp.	8,385	256,497
TOTAL ENERGY			36,314,598
FINANCIALS — (13.9%)
	1st Constitution Bancorp	1,118	17,251
	1st Source Corp.	6,784	266,950
	ACNB Corp.	674	16,884
	Affiliated Managers Group, Inc.	19,859	2,188,263
*	Affinity Bancshares, Inc.	1,723	18,402
	Aflac, Inc.	138,705	6,266,692
	Alleghany Corp.	4,130	2,341,090
#	Allegiance Bancshares, Inc.	4,927	173,332
	Allstate Corp. (The)	68,932	7,388,132
	Ally Financial, Inc.	112,785	4,267,784
	Altabancorp	1,091	35,141
	A-Mark Precious Metals, Inc.	800	22,864
*	Ambac Financial Group, Inc.	4,904	70,716
#*	Amerant Bancorp, Inc.	1,200	17,112
	American Equity Investment Life Holding Co.	31,978	933,438
	American Express Co.	90,222	10,489,210

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	American Financial Group, Inc.	27,005	$2,542,251
	American International Group, Inc.	153,742	5,756,100
	American National Bankshares, Inc.	1,300	36,335
	American National Group, Inc.	8,086	714,641
	American River Bankshares	700	9,044
	Ameriprise Financial, Inc.	45,922	9,086,586
	Ameris Bancorp	18,224	712,741
	AMERISAFE, Inc.	6,014	333,777
	AmeriServ Financial, Inc.	3,000	10,200
	Ames National Corp.	512	11,525
	Aon P.L.C., Class A	32,868	6,675,491
*	Arch Capital Group, Ltd.	128,447	4,034,520
	Ares Management Corp., Class A	16,927	764,423
	Argo Group International Holdings, Ltd.	10,944	441,590
	Arrow Financial Corp.	1,810	53,214
	Arthur J Gallagher & Co.	39,426	4,550,155
	Artisan Partners Asset Management, Inc., Class A	17,508	847,387
*	Assetmark Financial Holdings Inc	5,144	118,415
	Associated Banc-Corp	40,448	725,637
	Associated Capital Group, Inc., Class A	670	22,003
	Assurant, Inc.	16,605	2,249,479
	Assured Guaranty, Ltd.	34,145	1,220,684
*	Athene Holding, Ltd., Class A	56,900	2,326,641
*	Atlantic Capital Bancshares, Inc.	4,603	82,348
	Atlantic Union Bankshares Corp.	12,755	418,874
*	Atlanticus Holdings Corp.	1,500	38,595
	Auburn National BanCorp, Inc.	400	15,812
	Axis Capital Holdings, Ltd.	33,871	1,554,679
*	Axos Financial, Inc.	17,851	695,296
	Banc of California, Inc.	16,133	271,841
#	BancFirst Corp.	7,327	422,255
*	Bancorp, Inc. (The)	13,671	229,263
	BancorpSouth Bank	26,681	737,730
	Bank of America Corp.	538,702	15,972,514
	Bank of Commerce Holdings	1,070	10,839
#	Bank of Hawaii Corp.	10,975	858,135
	Bank of Marin Bancorp	1,638	60,835
	Bank of New York Mellon Corp. (The)	118,047	4,701,812
	Bank of NT Butterfield & Son, Ltd. (The)	9,036	274,785
#	Bank of Princeton (The)	708	16,511
	Bank of South Carolina Corp.	550	8,960
	Bank OZK	23,400	869,544
	BankFinancial Corp.	1,550	13,144
	BankUnited, Inc.	20,716	717,809
	Bankwell Financial Group, Inc.	459	8,928
	Banner Corp.	8,770	387,897
#	Bar Harbor Bankshares	1,356	29,168
*	Baycom Corp.	656	9,643
	Berkshire Hills Bancorp, Inc.	7,992	132,507
	BGC Partners, Inc., Class A	83,591	296,748
	BlackRock, Inc.	17,492	12,266,440
	Blackstone Group, Inc. (The), Class A	57,039	3,832,450
*	Blucora, Inc.	3,816	63,193
	BOK Financial Corp.	19,844	1,465,678
	Boston Private Financial Holdings, Inc.	23,986	292,389
*	Bridgewater Bancshares, Inc.	1,630	20,929
*	Brighthouse Financial, Inc.	34,115	1,206,306
	BrightSphere Investment Group, Inc.	20,386	373,675
	Brookline Bancorp, Inc.	19,800	249,282

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Brown & Brown, Inc.	70,566	$3,040,689
	Bryn Mawr Bank Corp.	4,630	143,900
#	Business First Bancshares, Inc.	925	18,778
	Byline Bancorp, Inc.	3,649	58,639
	C&F Financial Corp.	202	7,953
	Cadence BanCorp	19,542	350,193
	Cambridge Bancorp	1,038	76,293
	Camden National Corp.	1,950	73,222
*	Cannae Holdings, Inc.	15,701	596,481
	Capital City Bank Group, Inc.	2,327	51,962
	Capital One Financial Corp.	54,458	5,677,791
	Capitol Federal Financial, Inc.	45,411	564,005
	Capstar Financial Holdings, Inc.	2,354	34,133
	Cathay General Bancorp	17,420	589,144
	Cboe Global Markets, Inc.	9,829	901,614
	CBTX, Inc.	2,095	55,140
	Central Pacific Financial Corp.	3,622	72,005
	Central Valley Community Bancorp	1,512	23,134
	Century Bancorp, Inc., Class A	255	20,196
	CF Bankshares, Inc.	1,038	17,532
	Charles Schwab Corp. (The)	216,306	11,148,411
	Chemung Financial Corp.	900	30,114
	Chubb, Ltd.	44,547	6,489,161
	Cincinnati Financial Corp.	33,505	2,817,435
	CIT Group, Inc.	6,080	224,352
	Citigroup, Inc.	166,221	9,639,156
	Citizens & Northern Corp.	1,544	29,506
	Citizens Community Bancorp, Inc.	800	8,824
	Citizens Financial Group, Inc.	79,377	2,892,498
#*	Citizens, Inc.	4,745	28,707
	City Holding Co.	3,964	273,714
	Civista Bancshares, Inc.	2,072	35,328
	CME Group, Inc.	14,925	2,712,469
	CNA Financial Corp.	13,819	530,926
	CNB Financial Corp.	2,020	42,481
	CNO Financial Group, Inc.	7,390	156,742
*	Coastal Financial Corp.	1,753	34,709
	Codorus Valley Bancorp, Inc.	849	13,414
	Cohen & Steers, Inc.	11,580	758,490
	Colony Bankcorp, Inc.	989	13,698
	Columbia Banking System, Inc.	18,353	706,958
*	Columbia Financial, Inc.	29,218	450,542
	Comerica, Inc.	19,842	1,134,962
#	Commerce Bancshares, Inc.	26,495	1,771,191
	Community Bank System, Inc.	15,227	987,471
	Community Bankers Trust Corp.	1,900	13,718
	Community Financial Corp. (The)	92	2,190
	Community Trust Bancorp, Inc.	5,088	185,508
	Community West Bancshares	1,400	12,334
	ConnectOne Bancorp, Inc.	5,971	126,884
#*	Consumer Portfolio Services, Inc.	2,632	11,054
	County Bancorp, Inc.	489	10,577
#	Cowen, Inc., Class A	6,629	166,719
	Crawford & Co., Class A	2,485	18,911
	Crawford & Co., Class B	3,005	23,560
#*	Credit Acceptance Corp.	5,243	2,022,592
	Cullen/Frost Bankers, Inc.	17,368	1,602,024
	Curo Group Holdings Corp.	5,521	80,220
*	Customers Bancorp, Inc.	3,262	72,482

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	CVB Financial Corp.	32,196	$625,568
	Diamond Hill Investment Group, Inc.	1,753	259,847
	Dime Community Bancshares, Inc.	9,366	148,919
	Dime Community Bancshares, Inc.	1,706	41,678
	Discover Financial Services	61,666	5,151,578
	Donegal Group, Inc., Class A	6,092	84,496
*	Donnelley Financial Solutions, Inc.	13,002	232,606
	Eagle Bancorp Montana, Inc.	696	14,887
	Eagle Bancorp, Inc.	7,950	337,795
	East West Bancorp, Inc.	37,844	2,268,369
	Eaton Vance Corp.	39,057	2,622,287
#*	eHealth, Inc.	5,136	245,758
#	Elmira Savings Bank	444	5,514
	Employers Holdings, Inc.	10,615	323,757
*	Encore Capital Group, Inc.	7,869	233,709
*	Enova International, Inc.	16,977	383,680
*	Enstar Group, Ltd.	5,890	1,179,237
	Enterprise Bancorp, Inc.	881	22,325
	Enterprise Financial Services Corp.	5,162	182,270
	Equitable Holdings, Inc.	113,312	2,807,871
*	Equity Bancshares, Inc., Class A	500	11,040
	Erie Indemnity Co., Class A	14,677	3,567,979
#*	Esquire Financial Holdings, Inc.	910	20,093
	ESSA Bancorp, Inc.	1,868	26,675
	Essent Group, Ltd.	39,705	1,660,860
	Evans Bancorp, Inc.	394	11,710
	Evercore, Inc., Class A	14,746	1,608,789
	Everest Re Group, Ltd.	13,057	2,756,072
*	EZCORP, Inc., Class A	7,270	32,642
	FactSet Research Systems, Inc.	4,544	1,373,833
	Farmers & Merchants Bancorp, Inc.	657	15,045
	Farmers National Banc Corp.	1,526	20,326
	FB Financial Corp.	12,483	466,365
	FBL Financial Group, Inc., Class A	9,708	544,036
	Federal Agricultural Mortgage Corp., Class C	4,638	352,488
	Federated Hermes, Inc., Class B	36,934	997,218
	FedNat Holding Co.	566	2,943
*	FG Financial Group, Inc.	1,900	6,821
	Fidelity National Financial, Inc.	88,022	3,195,199
	Fifth Third Bancorp	43,396	1,255,446
	Financial Institutions, Inc.	3,311	75,789
	First American Financial Corp.	47,603	2,489,161
	First Bancorp	6,777	230,825
	First BanCorp	47,566	432,851
	First Bancorp, Inc. (The)	1,624	39,025
	First Bancshares, Inc. (The)	400	11,976
	First Bank	1,208	10,932
	First Busey Corp.	16,705	345,292
	First Business Financial Services, Inc.	1,369	26,367
#	First Capital, Inc.	400	19,196
	First Citizens BancShares, Inc., Class A	2,311	1,377,333
	First Commonwealth Financial Corp.	22,811	267,573
	First Community Bancshares, Inc.	2,068	44,379
	First Community Corp.	1,506	25,587
	First Financial Bancorp	20,371	373,197
	First Financial Bankshares, Inc.	21,781	825,064
	First Financial Corp.	1,687	64,764
	First Financial Northwest, Inc.	1,300	16,562
	First Foundation, Inc.	11,508	233,152

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	First Guaranty Bancshares, Inc.	605	$9,680
	First Hawaiian, Inc.	28,460	661,695
	First Horizon National Corp.	145,965	2,027,454
	First Internet Bancorp	909	27,834
	First Interstate BancSystem, Inc., Class A	10,169	393,134
	First Merchants Corp.	9,025	339,972
	First Mid Bancshares, Inc.	350	11,855
	First Midwest Bancorp, Inc.	24,340	402,340
	First Northwest Bancorp	817	11,193
	First of Long Island Corp. (The)	2,544	42,561
	First Republic Bank	22,009	3,191,085
	First Savings Financial Group, Inc.	238	14,373
	First United Corp.	402	6,283
	First US Bancshares, Inc.	700	6,076
*	First Western Financial, Inc.	900	16,623
	FirstCash, Inc.	10,958	645,207
	Flagstar Bancorp, Inc.	18,894	809,608
	Flushing Financial Corp.	8,593	157,080
	FNB Corp.	88,933	876,879
#	Franklin Financial Services Corp.	387	10,453
	Franklin Resources, Inc.	90,785	2,386,738
	FS Bancorp, Inc.	606	32,494
	Fulton Financial Corp.	37,205	498,547
*	Genworth Financial, Inc., Class A	36,151	102,669
#	German American Bancorp, Inc.	7,528	254,672
	Glacier Bancorp, Inc.	26,504	1,236,412
	Glen Burnie Bancorp	300	3,390
#	Global Indemnity Group LLC, Class A	1,893	51,584
	Globe Life, Inc.	29,133	2,633,332
	Goldman Sachs Group, Inc. (The)	26,135	7,087,028
	Goosehead Insurance, Inc., Class A	5,264	703,270
	Great Southern Bancorp, Inc.	2,513	123,564
	Great Western Bancorp, Inc.	10,947	262,728
*	Green Dot Corp., Class A	14,062	706,334
#	Greene County Bancorp, Inc.	3,316	78,656
	Greenhill & Co., Inc.	3,044	35,341
#*	Greenlight Capital Re, Ltd., Class A	7,778	58,413
	Guaranty Bancshares, Inc.	529	17,658
	Guaranty Federal Bancshares, Inc.	101	1,760
	Hamilton Lane, Inc., Class A	6,632	499,854
	Hancock Whitney Corp.	12,291	419,615
	Hanmi Financial Corp.	1,858	25,678
	Hanover Insurance Group, Inc. (The)	11,994	1,348,965
*	HarborOne Bancrop, Inc.	5,886	63,922
	Hartford Financial Services Group, Inc. (The)	120,268	5,775,269
	Hawthorn Bancshares, Inc.	635	11,659
	HCI Group, Inc.	3,180	176,903
	Heartland Financial USA, Inc.	5,450	232,497
#	Hennessy Advisors, Inc.	1,267	10,858
	Heritage Commerce Corp.	3,641	31,968
	Heritage Financial Corp.	8,293	195,715
	Heritage Insurance Holdings, Inc.	5,231	48,753
	Hilltop Holdings, Inc.	10,662	320,286
	Hingham Institution For Savings (The)	221	48,456
*	HMN Financial, Inc.	600	10,752
	Home Bancorp, Inc.	196	5,519
	Home BancShares, Inc.	38,893	824,532
	HomeStreet, Inc.	7,077	257,603
	HomeTrust Bancshares, Inc.	2,385	50,085

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Hope Bancorp, Inc.	28,677	$320,609
	Horace Mann Educators Corp.	14,657	574,115
	Horizon Bancorp, Inc.	4,762	75,382
	Houlihan Lokey, Inc.	12,242	793,894
*	Howard Bancorp, Inc.	900	10,890
	IF Bancorp, Inc.	1,300	25,740
	Independence Holding Co.	2,412	92,886
	Independent Bank Corp.	5,606	420,898
	Independent Bank Corp.	2,690	49,388
	Independent Bank Group, Inc.	9,779	600,626
	Interactive Brokers Group, Inc., Class A	13,832	846,380
	Intercontinental Exchange, Inc.	24,428	2,695,630
	International Bancshares Corp.	14,998	567,074
	Invesco, Ltd.	120,175	2,474,403
	Investar Holding Corp.	440	7,097
	Investors Bancorp, Inc.	50,246	578,331
	Investors Title Co.	67	9,581
	James River Group Holdings, Ltd.	11,855	527,310
	Janus Henderson Group P.L.C.	73,993	2,276,025
	JPMorgan Chase & Co.	374,171	48,144,583
	Kearny Financial Corp.	25,720	266,202
	Kemper Corp.	29,011	2,040,924
	Kentucky First Federal Bancorp	1,169	7,341
	KeyCorp	113,323	1,910,626
	Kingstone Cos., Inc.	1,394	9,772
#	Kinsale Capital Group, Inc.	5,810	1,089,724
	KKR & Co., Inc., Class A	73,499	2,862,786
	Lake Shore Bancorp, Inc.	663	8,752
	Lakeland Bancorp, Inc.	7,907	103,661
	Lakeland Financial Corp.	6,237	366,112
	Landmark Bancorp, Inc.	478	11,286
	Lazard, Ltd., Class A	36,115	1,487,938
	LCNB Corp.	917	14,103
*	LendingClub Corp.	20,888	226,635
#*	LendingTree, Inc.	2,645	861,000
#	Level One Bancorp, Inc.	511	10,654
*	Limestone Bancorp, Inc.	1,000	13,050
	Lincoln National Corp.	61,327	2,789,765
	Live Oak Bancshares, Inc.	6,544	260,975
	Loews Corp.	5,495	248,869
	LPL Financial Holdings, Inc.	31,297	3,390,717
	Luther Burbank Corp.	1,713	16,770
	M&T Bank Corp.	11,234	1,488,168
	Macatawa Bank Corp.	3,313	27,498
	Mackinac Financial Corp.	4,036	50,531
*	Magyar Bancorp, Inc.	1,100	11,660
#*	Maiden Holdings, Ltd.	26,869	61,799
#*	MainStreet Bancshares, Inc.	515	8,796
*	Malvern Bancorp, Inc.	515	8,147
*	Markel Corp.	3,046	2,953,036
	MarketAxess Holdings, Inc.	4,200	2,271,192
	Marlin Business Services Corp.	300	4,275
	Marsh & McLennan Cos., Inc.	44,822	4,926,386
*	MBIA, Inc.	3,063	18,807
	Mercantile Bank Corp.	1,891	51,341
	Merchants Bancorp	1,535	45,774
#	Mercury General Corp.	21,274	1,127,735
	Meridian Bancorp, Inc.	12,240	185,436
	Meridian Corp.	1,050	21,294

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Meta Financial Group, Inc.	6,639	$256,465
	MetLife, Inc.	197,274	9,498,743
*	Metropolitan Bank Holding Corp.	500	19,830
	MGIC Investment Corp.	115,465	1,353,250
	Mid Penn Bancorp, Inc.	810	17,626
	Middlefield Banc Corp.	954	19,557
	MidWestOne Financial Group, Inc.	1,531	37,647
*	MMA Capital Holdings, Inc.	709	16,789
	Moelis & Co., Class A	14,707	731,085
	Moody's Corp.	19,312	5,142,013
	Morgan Stanley	180,536	12,104,939
	Morningstar, Inc.	11,640	2,675,920
*	Mr Cooper Group, Inc.	33,693	917,460
	MSCI, Inc.	8,251	3,261,620
	MVB Financial Corp.	945	21,177
	Nasdaq, Inc.	16,062	2,172,707
	National Bank Holdings Corp., Class A	6,516	216,787
	National Bankshares, Inc.	507	15,717
	National Western Life Group, Inc., Class A	764	137,520
	Navient Corp.	97,570	1,098,150
	NBT Bancorp, Inc.	8,704	287,319
	Nelnet, Inc., Class A	7,371	507,051
	New York Community Bancorp, Inc.	136,632	1,429,171
»	NewStar Financial, Inc.	4,932	501
*	NI Holdings, Inc.	962	16,354
*	Nicholas Financial, Inc.	2,510	23,042
*	Nicolet Bankshares, Inc.	399	27,048
*	NMI Holdings, Inc., Class A	22,133	469,441
*	Northeast Bank	1,100	28,666
	Northern Trust Corp.	28,610	2,551,726
	Northfield Bancorp, Inc.	16,416	202,902
	Northrim BanCorp, Inc.	383	12,302
	Northwest Bancshares, Inc.	31,083	396,308
	Norwood Financial Corp.	600	14,808
#	Oak Valley Bancorp	817	12,704
	OceanFirst Financial Corp.	15,616	283,587
	OFG Bancorp	9,492	163,073
	Ohio Valley Banc Corp.	243	5,222
	Old National Bancorp	33,591	563,993
	Old Point Financial Corp.	189	3,676
	Old Republic International Corp.	128,980	2,334,538
	Old Second Bancorp, Inc.	1,641	16,115
	OneMain Holdings, Inc.	45,452	2,116,245
	Oppenheimer Holdings, Inc., Class A	2,150	74,540
	Origin Bancorp, Inc.	1,651	52,155
	Orrstown Financial Services, Inc.	1,386	23,992
*	Pacific Mercantile Bancorp	1,500	8,850
#	Pacific Premier Bancorp, Inc.	16,040	533,330
	PacWest Bancorp	26,357	795,718
*	Palomar Holdings, Inc.	5,218	519,661
	Park National Corp.	3,121	337,099
	Parke Bancorp, Inc.	661	11,449
	Pathfinder Bancorp, Inc.	900	10,665
#	PCB Bancorp	653	7,732
	PCSB Financial Corp.	610	8,988
	Peapack-Gladstone Financial Corp.	2,215	52,097
	Penns Woods Bancorp, Inc.	853	18,374
	Pennymac Financial Services, Inc.	29,177	1,692,266
	Peoples Bancorp of North Carolina, Inc.	1,287	25,869

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Peoples Bancorp, Inc.	2,291	$69,876
	Peoples Financial Services Corp.	500	18,010
	People's United Financial, Inc.	71,928	982,536
	Pinnacle Financial Partners, Inc.	19,704	1,350,315
	Piper Sandler Cos.	4,756	434,365
	PJT Partners, Inc., Class A	4,492	309,903
	Plumas Bancorp	646	16,085
	PNC Financial Services Group, Inc. (The)	20,167	2,894,368
*	Ponce de Leon Federal Bank	877	8,261
	Popular, Inc.	21,523	1,221,430
#*	PRA Group, Inc.	16,103	530,916
	Preferred Bank	3,525	170,222
	Premier Financial Bancorp, Inc.	1,616	24,838
	Premier Financial Corp.	3,939	109,347
	Primerica, Inc.	14,804	2,062,345
	Principal Financial Group, Inc.	61,526	3,031,386
	ProAssurance Corp.	16,130	295,663
	PROG Holdings, Inc.	18,130	855,373
	Progressive Corp. (The)	79,692	6,948,345
	Prosperity Bancshares, Inc.	23,870	1,609,793
	Protective Insurance Corp., Class A	1,036	16,017
	Protective Insurance Corp., Class B	1,722	24,229
	Provident Bancorp, Inc.	1,077	12,418
	Provident Financial Holdings, Inc.	990	15,890
	Provident Financial Services, Inc.	18,293	338,786
	Prudential Bancorp, Inc.	879	10,381
	Prudential Financial, Inc.	77,746	6,085,957
	Pzena Investment Management, Inc., Class A	1,038	8,615
	QCR Holdings, Inc.	1,780	69,028
	Radian Group, Inc.	57,299	1,100,141
*	Randolph Bancorp, Inc.	800	15,200
	Raymond James Financial, Inc.	32,544	3,252,122
	RBB Bancorp	2,496	41,434
	Regional Management Corp.	1,439	40,724
	Regions Financial Corp.	96,306	1,638,165
	Reinsurance Group of America, Inc.	21,490	2,257,524
	RenaissanceRe Holdings, Ltd.	16,838	2,533,109
#	Renasant Corp.	11,564	409,366
	Republic Bancorp, Inc., Class A	2,095	75,609
	Riverview Bancorp, Inc.	1,676	8,732
	RLI Corp.	10,868	1,051,805
	S&P Global, Inc.	23,240	7,367,080
	S&T Bancorp, Inc.	8,284	210,414
	Safety Insurance Group, Inc.	4,726	347,077
	Salisbury Bancorp, Inc.	800	29,336
	Sandy Spring Bancorp, Inc.	10,716	356,093
	Santander Consumer USA Holdings, Inc.	77,511	1,712,993
	SB Financial Group, Inc.	1,621	28,011
*	Seacoast Banking Corp. of Florida	10,856	330,565
*	Security National Financial Corp., Class A	949	8,161
	SEI Investments Co.	48,837	2,581,035
*	Select Bancorp, Inc.	1,607	15,170
	Selective Insurance Group, Inc.	20,978	1,363,150
	ServisFirst Bancshares, Inc.	9,643	396,134
	Severn Bancorp, Inc.	1,832	14,015
	Shore Bancshares, Inc.	1,820	24,115
	Sierra Bancorp	1,779	38,907
	Signature Bank	14,415	2,381,214
	Silvercrest Asset Management Group, Inc., Class A	953	14,590

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Simmons First National Corp., Class A	16,570	$409,279
	SLM Corp.	137,726	1,911,637
	SmartFinancial, Inc.	900	17,820
	Sound Financial Bancorp, Inc.	200	6,596
	South State Corp.	12,280	856,407
*	Southern First Bancshares, Inc.	700	28,070
	Southern Missouri Bancorp, Inc.	700	21,455
	Southern National Bancorp of Virginia, Inc.	1,339	16,162
	Southside Bancshares, Inc.	5,959	186,934
	Spirit of Texas Bancshares, Inc.	722	12,953
	State Auto Financial Corp.	13,521	223,637
	State Street Corp.	46,454	3,251,780
	Sterling Bancorp	45,573	841,278
	Sterling Bancorp, Inc.	2,334	10,923
	Stewart Information Services Corp.	9,052	419,832
	Stifel Financial Corp.	26,760	1,386,703
	Stock Yards Bancorp, Inc.	4,729	213,751
*	StoneX Group, Inc.	4,536	242,767
	Summit Financial Group, Inc.	488	10,102
	Summit State Bank	845	12,092
*	SVB Financial Group	12,261	5,367,621
	Synchrony Financial	115,279	3,879,138
	Synovus Financial Corp.	40,086	1,491,199
	T Rowe Price Group, Inc.	41,129	6,435,866
	TCF Financial Corp.	26,474	1,028,780
	Territorial Bancorp, Inc.	1,317	31,424
*	Texas Capital Bancshares, Inc.	9,746	586,904
	TFS Financial Corp.	29,817	526,866
*	Third Point Reinsurance, Ltd.	27,906	257,572
	Timberland Bancorp, Inc.	618	15,605
	Tiptree, Inc.	3,518	17,133
	Tompkins Financial Corp.	2,686	179,613
	Towne Bank	10,259	238,009
	Travelers Cos., Inc. (The)	85,116	11,601,311
	TriCo Bancshares	6,793	253,379
*	TriState Capital Holdings, Inc.	3,298	60,518
*	Triumph Bancorp, Inc.	5,877	336,987
	Truist Financial Corp.	92,164	4,422,029
	TrustCo Bank Corp. NY	18,825	117,091
	Trustmark Corp.	15,984	439,080
	U.S. Bancorp.	45,845	1,964,458
	UMB Financial Corp.	11,046	783,935
	Umpqua Holdings Corp.	49,953	724,818
	United Bancorp, Inc.	1,200	16,308
	United Bancshares, Inc.	300	7,323
#	United Bankshares, Inc.	33,049	1,046,331
	United Community Banks, Inc.	17,121	510,719
	United Fire Group, Inc.	4,168	114,787
	United Insurance Holdings Corp.	3,600	18,288
	United Security Bancshares	3,542	24,192
	Unity Bancorp, Inc.	600	11,280
	Universal Insurance Holdings, Inc.	7,756	103,853
	Univest Financial Corp.	5,773	129,604
	Unum Group	63,020	1,463,955
#	Valley National Bancorp	101,913	1,040,532
#	Value Line, Inc.	245	7,546
	Veritex Holdings, Inc.	9,778	249,926
	Virtu Financial, Inc., Class A	27,281	757,593
	Virtus Investment Partners, Inc.	2,433	510,930

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Voya Financial, Inc.	38,274	$2,122,676
	Waddell & Reed Financial, Inc., Class A	16,366	413,896
	Walker & Dunlop, Inc.	15,579	1,282,463
	Washington Federal, Inc.	23,065	603,842
	Washington Trust Bancorp, Inc.	3,755	163,643
	Waterstone Financial, Inc.	8,901	164,401
	Webster Financial Corp.	22,699	1,061,178
	Wells Fargo & Co.	160,426	4,793,529
	WesBanco, Inc.	8,597	249,313
	West BanCorp, Inc.	2,622	54,013
	Westamerica BanCorp	4,107	229,253
	Western Alliance Bancorp	25,923	1,767,430
	Western New England Bancorp, Inc.	2,300	14,743
	White Mountains Insurance Group, Ltd.	1,113	1,135,260
	Willis Towers Watson P.L.C.	24,666	5,005,718
	Wintrust Financial Corp.	18,373	1,105,871
	WisdomTree Investments, Inc.	33,553	179,005
#*	World Acceptance Corp.	2,207	316,528
	WR Berkley Corp.	59,279	3,683,597
	WSFS Financial Corp.	11,738	504,382
	WVS Financial Corp.	100	1,470
	Zions Bancorp NA	34,432	1,519,828
TOTAL FINANCIALS			554,412,737
HEALTH CARE — (14.8%)
	Abbott Laboratories	56,978	7,041,911
	AbbVie, Inc.	221,642	22,713,872
*	ABIOMED, Inc.	8,278	2,882,813
*	ACADIA Pharmaceuticals, Inc.	6,913	332,170
*	Acceleron Pharma, Inc.	624	72,091
#*	Accuray, Inc.	6,585	32,530
»	Achillion Pharmaceuticals, Inc.	15,963	22,667
*	Adaptive Biotechnologies Corp.	7,596	421,350
*	Addus HomeCare Corp.	1,000	112,550
*	Adverum Biotechnologies, Inc.	12,221	150,685
*	Aeglea BioTherapeutics, Inc.	2,100	14,595
	Agilent Technologies, Inc.	33,698	4,049,489
*	Agios Pharmaceuticals, Inc.	1,305	61,296
#*	Akebia Therapeutics, Inc.	32,390	104,944
#*	Albireo Pharma, Inc.	3,349	122,808
*	Alexion Pharmaceuticals, Inc.	30,655	4,700,331
*	Align Technology, Inc.	8,882	4,666,425
*	Alkermes P.L.C.	1,483	31,128
#*	Allakos, Inc.	4,985	664,650
*	Allscripts Healthcare Solutions, Inc.	61,122	1,008,513
*	Alnylam Pharmaceuticals, Inc.	7,098	1,068,107
*	Amedisys, Inc.	6,299	1,809,766
	AmerisourceBergen Corp.	57,743	6,016,821
	Amgen, Inc.	71,108	17,167,604
*	Amicus Therapeutics, Inc.	2,900	54,839
*	AMN Healthcare Services, Inc.	15,534	1,120,312
*	Amneal Pharmaceuticals, Inc.	12,699	61,082
*	Amphastar Pharmaceuticals, Inc.	8,433	153,312
*	AnaptysBio, Inc.	3,300	85,536
*	AngioDynamics, Inc.	11,277	211,331
*	ANI Pharmaceuticals, Inc.	589	16,810
*	Anika Therapeutics, Inc.	4,935	182,644
#*	Antares Pharma, Inc.	16,300	71,394
	Anthem, Inc.	71,435	21,214,766

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Applied Genetic Technologies Corp.	3,753	$14,787
*	Ardelyx, Inc.	11,447	77,725
*	Arena Pharmaceuticals, Inc.	5,558	412,626
*	Arrowhead Pharmaceuticals, Inc.	11,562	892,240
*	Arvinas Inc.	4,106	309,757
*	Assembly Biosciences, Inc.	3,400	18,972
*	Atara Biotherapeutics, Inc.	16,529	305,125
*	AtriCure, Inc.	7,571	440,859
	Atrion Corp.	364	237,135
*	Avanos Medical, Inc.	15,266	691,550
#*	Avrobio, Inc.	4,993	71,450
#*	AxoGen, Inc.	6,135	106,442
	Becton Dickinson and Co.	20,660	5,408,581
*	BioDelivery Sciences International, Inc.	3,149	12,124
*	Biogen, Inc.	32,889	9,294,760
*	BioMarin Pharmaceutical, Inc.	15,243	1,261,816
*	Bio-Rad Laboratories, Inc., Class A	2,790	1,600,818
	Bio-Techne Corp.	6,795	2,207,763
*	BioTelemetry, Inc.	8,869	633,779
#*	Bluebird Bio, Inc.	9,783	435,833
*	Boston Scientific Corp.	95,945	3,400,291
	Bristol-Myers Squibb Co.	212,721	13,067,451
	Bruker Corp.	40,101	2,321,447
#*	Calithera Biosciences, Inc.	5,200	14,924
	Cantel Medical Corp.	8,319	656,951
	Cardinal Health, Inc.	80,154	4,306,674
*	Cardiovascular Systems, Inc.	6,506	292,705
*	Catalent, Inc.	16,040	1,845,402
#*	Catalyst Pharmaceuticals, Inc.	22,500	81,900
*	Centene Corp.	84,926	5,121,038
	Cerner Corp.	63,569	5,092,513
*	Change Healthcare, Inc.	39,030	931,256
*	Charles River Laboratories International, Inc.	8,160	2,113,848
#*	Chembio Diagnostics, Inc.	1,787	11,776
	Chemed Corp.	2,171	1,124,361
*	ChemoCentryx, Inc.	1,925	109,744
*	Chiasma, Inc.	4,800	19,008
*	Chimerix, Inc.	5,901	50,040
*	Cidara Therapeutics, Inc.	364	892
	Cigna Corp.	68,560	14,880,948
#*	Codexis, Inc.	10,600	246,874
#*	Collegium Pharmaceutical, Inc.	5,728	138,274
	Computer Programs and Systems, Inc.	5,689	175,107
*	Concert Pharmaceuticals, Inc.	800	8,376
#	CONMED Corp.	6,620	740,778
	Cooper Cos., Inc. (The)	6,571	2,392,107
*	Corcept Therapeutics, Inc.	12,907	364,752
*	CorVel Corp.	8,512	841,156
*	Covetrus, Inc.	30,615	1,043,053
#*	CRISPR Therapeutics AG	8,262	1,369,013
*	Cross Country Healthcare, Inc.	9,956	87,215
*	CryoLife, Inc.	11,098	265,575
*	Cumberland Pharmaceuticals, Inc.	1,705	5,405
	CVS Health Corp.	271,948	19,485,074
*	Cymabay Therapeutics, Inc.	8,753	46,829
*	CytomX Therapeutics, Inc.	3,708	25,622
	Danaher Corp.	37,526	8,925,184
*	DaVita, Inc.	30,314	3,557,954
*	Denali Therapeutics, Inc.	4,274	292,769

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	DENTSPLY SIRONA, Inc.	31,755	$1,698,575
*	DexCom, Inc.	4,930	1,848,010
*	Eagle Pharmaceuticals, Inc.	2,161	100,854
#*	Editas Medicine Inc.	6,019	369,266
*	Edwards Lifesciences Corp.	41,633	3,438,053
#*	Eiger BioPharmaceuticals, Inc.	3,191	30,666
*	Elanco Animal Health, Inc.	88,665	2,573,945
»	Elanco Animal Health, Inc.	2,068	0
#*	Electromed, Inc.	2,300	22,862
	Eli Lilly and Co.	45,923	9,550,606
*	Emergent BioSolutions, Inc.	12,985	1,387,447
*	Enanta Pharmaceuticals, Inc.	5,294	254,430
	Encompass Health Corp.	2,644	212,578
#*	Endo International P.L.C.	19,244	140,096
*	Envista Holdings Corp.	44,648	1,586,790
#*	Enzo Biochem, Inc.	1,646	4,642
#*	Epizyme, Inc.	6,900	75,555
#*	Evolent Health, Inc., Class A	28,787	491,394
#*	Exact Sciences Corp.	2,621	359,496
*	Exelixis, Inc.	36,889	819,305
#*	FibroGen, Inc.	7,001	337,308
#*	Fluidigm Corp.	13,456	87,195
*	FONAR Corp.	776	13,828
#*	G1 Therapeutics, Inc.	6,400	154,432
	Gilead Sciences, Inc.	189,592	12,437,235
#*	Global Blood Therapeutics, Inc.	4,426	221,831
*	Globus Medical, Inc., Class A	15,569	960,452
*	Great Elm Group, Inc.	393	1,104
*	Guardant Health, Inc.	2,015	313,333
*	Haemonetics Corp.	10,458	1,195,245
#*	Halozyme Therapeutics, Inc.	11,582	551,187
*	Hanger, Inc.	9,076	185,967
*	Harvard Bioscience, Inc.	3,317	15,391
*	HealthStream, Inc.	11,750	273,540
*	Henry Schein, Inc.	34,549	2,275,052
#*	Heron Therapeutics, Inc.	7,284	126,450
#*	Heska Corp.	1,107	185,268
	Hill-Rom Holdings, Inc.	17,285	1,660,051
*	HMS Holdings Corp.	22,382	824,105
*	Hologic, Inc.	53,781	4,287,959
*	Horizon Therapeutics P.L.C.	16,100	1,166,928
	Humana, Inc.	15,217	5,829,785
*	ICU Medical, Inc.	4,229	864,746
*	IDEXX Laboratories, Inc.	4,139	1,981,257
*	Illumina, Inc.	7,290	3,108,748
*	Incyte Corp.	1,684	151,139
*	InfuSystem Holdings, Inc.	2,116	37,284
*	Innoviva, Inc.	14,687	176,391
*	Inogen, Inc.	3,112	152,270
*	Inovalon Holdings, Inc., Class A	17,522	427,537
#*	Insulet Corp.	4,751	1,269,372
*	Integer Holdings Corp.	8,957	661,027
*	Integra LifeSciences Holdings Corp.	18,336	1,210,909
#*	Intellia Therapeutics, Inc.	11,057	692,389
*	Intra-Cellular Therapies, Inc.	6,071	195,183
#*	IntriCon Corp.	1,700	31,161
*	Intuitive Surgical, Inc.	6,439	4,814,054
#	Invacare Corp.	3,836	35,905
*	Ionis Pharmaceuticals, Inc.	27,047	1,624,713

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Iovance Biotherapeutics, Inc.	10,225	$448,264
*	IQVIA Holdings, Inc.	39,724	7,062,927
*	iRadimed Corp.	1,652	40,870
#*	iRhythm Technologies Inc.	2,717	457,597
#*	Ironwood Pharmaceuticals, Inc.	25,681	262,460
*	Jazz Pharmaceuticals P.L.C.	3,382	525,901
	Johnson & Johnson	264,584	43,161,588
*	Joint Corp. (The)	1,721	55,984
#*	Kala Pharmaceuticals, Inc.	3,757	27,915
#*	Karyopharm Therapeutics, Inc.	3,622	55,163
#*	Kindred Biosciences, Inc.	1,675	8,375
#*	Kiniksa Pharmaceuticals, Ltd., Class A	3,240	63,796
#*	Kodiak Sciences, Inc.	2,639	333,332
#*	Krystal Biotech, Inc.	2,752	191,814
*	Kura Oncology, Inc.	10,428	312,319
*	Laboratory Corp. of America Holdings	10,658	2,439,723
#*	Lannett Co., Inc.	400	3,100
#*	Lantheus Holdings, Inc.	19,041	309,797
#	LeMaitre Vascular, Inc.	5,455	262,167
*	LENSAR, Inc.	1,319	9,220
*	LHC Group, Inc.	6,641	1,323,020
#*	Ligand Pharmaceuticals, Inc.	1,699	314,910
*	LivaNova P.L.C.	13,536	851,414
	Luminex Corp.	11,663	327,614
*	MacroGenics, Inc.	2,879	58,847
#*	Madrigal Pharmaceuticals, Inc.	2,322	275,761
*	Magellan Health, Inc.	10,591	995,342
*	Masimo Corp.	9,791	2,505,713
	McKesson Corp.	59,414	10,365,961
*»	MedCath Corp.	117	0
*	MEDNAX, Inc.	21,892	596,995
*	Medpace Holdings, Inc.	6,869	912,135
	Medtronic P.L.C.	91,549	10,192,150
	Merck & Co., Inc.	249,595	19,236,287
#*	Meridian Bioscience, Inc.	4,317	95,406
*	Merit Medical Systems, Inc.	12,278	664,854
*	Merrimack Pharmaceuticals, Inc.	2,200	14,784
*	Mersana Therapeutics, Inc.	5,538	105,554
#	Mesa Laboratories, Inc.	365	101,156
*	Mettler-Toledo International, Inc.	2,889	3,374,641
*	Mirati Therapeutics, Inc.	3,650	749,454
*	Moderna, Inc.	29,158	5,048,999
*	ModivCare, Inc.	2,046	324,434
*	Molecular Templates, Inc.	3,072	35,174
*	Molina Healthcare, Inc.	25,689	5,487,427
*	Myriad Genetics, Inc.	8,399	231,392
*	Natera, Inc.	3,403	362,896
	National Research Corp.	3,799	172,095
*	Natus Medical, Inc.	6,050	147,439
#*	Nektar Therapeutics	21,192	417,482
*	Neogen Corp.	4,152	335,772
#*	NeoGenomics, Inc.	16,056	851,289
#*	Neoleukin Therapeutics, Inc.	3,400	42,840
*	Neurocrine Biosciences, Inc.	1,437	157,711
#*	Nevro Corp.	3,326	538,114
*	NextGen Healthcare, Inc.	17,664	349,394
#*	Novavax, Inc.	8,052	1,779,009
*	Novocure, Ltd.	7,457	1,200,279
*	NuVasive, Inc.	10,233	549,921

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Omnicell, Inc.	8,836	$1,040,881
#*	OPKO Health, Inc.	92,724	501,637
*	OptimizeRx Corp.	2,100	94,794
*	OraSure Technologies, Inc.	11,284	171,855
*	Orthofix Medical, Inc.	1,449	58,554
#*	OrthoPediatrics Corp.	1,393	64,329
	Owens & Minor, Inc.	19,414	564,559
*	Oxford Immunotec Global P.L.C.	6,134	134,028
*	Pacira BioSciences, Inc.	1,924	127,138
*»	PDL BioPharma, Inc.	17,391	42,956
*	Pennant Group, Inc.	161	8,657
#*	Penumbra, Inc.	3,586	936,269
	PerkinElmer, Inc.	31,544	4,639,176
	Perrigo Co. P.L.C.	29,024	1,239,325
#*	PetIQ, Inc.	3,429	118,849
	Pfizer, Inc.	314,539	11,291,950
*	PRA Health Sciences, Inc.	19,117	2,355,979
	Premier, Inc., Class A	41,074	1,391,176
*	Prestige Consumer Healthcare, Inc.	5,817	232,680
*	Pro-Dex, Inc.	1,452	44,954
*	Protagonist Therapeutics, Inc.	4,126	85,449
*	Prothena Corp. P.L.C.	11,664	130,753
	Psychemedics Corp.	600	4,110
*	Quanterix Corp.	898	58,137
	Quest Diagnostics, Inc.	14,191	1,832,768
*	Quidel Corp.	3,142	788,548
*	R1 RCM, Inc.	32,461	818,991
*	RadNet, Inc.	10,158	181,930
*	Regeneron Pharmaceuticals, Inc.	7,672	3,865,460
*	REGENXBIO, Inc.	5,207	215,205
*	Repligen Corp.	7,320	1,464,000
	ResMed, Inc.	16,845	3,395,447
#*	Revance Therapeutics, Inc.	6,156	156,609
*	Rhythm Pharmaceuticals, Inc.	8,744	268,353
*	Rigel Pharmaceuticals, Inc.	10,783	39,250
#*	Rocket Pharmaceuticals, Inc.	7,702	424,226
#*	Sangamo Therapeutics, Inc.	24,190	330,435
*	Sarepta Therapeutics, Inc.	809	72,325
*	Seagen, Inc.	9,210	1,512,927
*	SeaSpine Holdings Corp.	289	4,699
#*	Shockwave Medical, Inc.	3,170	367,847
*	SI-BONE, Inc.	3,000	87,840
#*	SIGA Technologies, Inc.	2,512	16,228
#	Simulations Plus, Inc.	2,272	179,806
*	Spectrum Pharmaceuticals, Inc.	36,562	131,258
#*	Spero Therapeutics, Inc.	1,266	22,927
*	STAAR Surgical Co.	2,806	287,839
	STERIS P.L.C.	4,871	911,413
#*	Stoke Therapeutics, Inc.	3,338	203,885
	Stryker Corp.	31,892	7,048,451
*	Supernus Pharmaceuticals, Inc.	2,044	60,073
#*	Surgalign Holdings, Inc.	7,852	13,191
*	Surmodics, Inc.	1,314	59,787
*	Syndax Pharmaceuticals, Inc.	5,336	106,933
*	Syneos Health, Inc.	27,824	2,068,714
*	Syros Pharmaceuticals, Inc.	52	569
#*	Tabula Rasa HealthCare, Inc.	2,922	165,940
*	Tactile Systems Technology, Inc.	2,040	111,282
*	Tandem Diabetes Care, Inc.	2,348	217,542

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Taro Pharmaceutical Industries, Ltd.	3,972	$296,867
*	TCR2 Therapeutics, Inc.	3,625	93,271
#*	Teladoc Health, Inc.	13,626	3,594,948
	Teleflex, Inc.	5,007	1,890,793
*	TG Therapeutics, Inc.	4,784	230,924
	Thermo Fisher Scientific, Inc.	28,714	14,635,526
#*	Tivity Health, Inc.	6,062	136,698
*	Travere Therapeutics, Inc.	3,350	84,588
*	Triple-S Management Corp., Class B	7,807	182,918
*	Turning Point Therapeutics, Inc.	4,288	538,101
*	Twist Bioscience Corp.	3,241	533,274
#*	Ultragenyx Pharmaceutical, Inc.	4,787	663,430
*	United Therapeutics Corp.	8,846	1,449,152
	UnitedHealth Group, Inc.	187,035	62,391,135
#	US Physical Therapy, Inc.	2,113	254,278
	Utah Medical Products, Inc.	407	35,275
*	Vanda Pharmaceuticals, Inc.	2,458	35,248
*	Varex Imaging Corp.	1,186	22,961
*	Varian Medical Systems, Inc.	11,161	1,959,537
*	Veeva Systems, Inc., Class A	8,403	2,322,925
*	Veracyte, Inc.	7,308	414,364
#*	Vericel Corp.	4,909	202,594
*	Vertex Pharmaceuticals, Inc.	16,258	3,724,383
*	Viatris, Inc.	39,027	663,069
*	ViewRay, Inc.	12,366	54,905
*	Vocera Communications, Inc.	6,299	276,841
*	Waters Corp.	13,307	3,521,964
*	Xencor, Inc.	13,151	601,658
*	Xenon Pharmaceuticals, Inc.	1,372	19,688
	Zimmer Biomet Holdings, Inc.	25,949	3,987,583
	Zoetis, Inc.	50,649	7,812,608
*	Zogenix, Inc.	6,333	120,074
TOTAL HEALTH CARE			586,480,321
INDUSTRIALS — (12.2%)
	3M Co.	41,115	7,222,261
#	AAON, Inc.	11,510	851,676
	AAR Corp.	6,170	207,004
	ABM Industries, Inc.	34,592	1,270,910
*	Acacia Research Corp.	2,434	13,630
	ACCO Brands Corp.	29,508	238,720
	Acme United Corp.	500	15,680
#	Acuity Brands, Inc.	10,003	1,202,761
	ADT, Inc.	122,842	1,109,263
	Advanced Drainage Systems, Inc.	7,577	624,951
*	AECOM	57,654	2,888,465
*	Aegion Corp.	12,394	227,678
#*	Aerojet Rocketdyne Holdings, Inc.	21,792	1,134,056
*	AeroVironment, Inc.	5,825	668,535
	AGCO Corp.	24,766	2,746,549
	Air Lease Corp.	35,451	1,404,923
	Alamo Group, Inc.	3,597	502,105
	Albany International Corp., Class A	9,939	690,959
	Allegion P.L.C.	10,315	1,103,808
	Allied Motion Technologies, Inc.	1,800	81,450
	Allison Transmission Holdings, Inc.	32,924	1,340,007
	Altra Industrial Motion Corp.	15,647	804,412
	AMERCO	7,294	3,373,037
#*	Ameresco, Inc., Class A	6,493	364,192

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	American Superconductor Corp.	701	$17,329
*	American Woodmark Corp.	3,600	311,436
	AMETEK, Inc.	29,032	3,288,164
	AO Smith Corp.	20,554	1,116,082
#*	API Group Corp.	22,048	394,880
	Apogee Enterprises, Inc.	5,500	193,050
	Applied Industrial Technologies, Inc.	12,975	913,310
	ARC Document Solutions, Inc.	2,577	5,051
	ArcBest Corp.	5,840	270,684
	Arcosa, Inc.	9,435	526,379
	Argan, Inc.	6,356	274,770
*	Armstrong Flooring, Inc.	391	1,470
	Armstrong World Industries, Inc.	5,964	466,444
*	ASGN, Inc.	21,121	1,751,142
#	Astec Industries, Inc.	7,209	428,719
*	Astronics Corp.	5,151	64,181
*	Astronics Corp., Class B	988	12,385
*	Atkore International Group, Inc.	8,777	389,348
*	Avis Budget Group, Inc.	17,637	729,114
#	AZZ, Inc.	8,565	407,608
	Barnes Group, Inc.	13,327	640,629
	Barrett Business Services, Inc.	2,644	166,704
*	Beacon Roofing Supply, Inc.	25,110	998,625
*	Blue Bird Corp.	5,216	106,928
	Boise Cascade Co.	19,523	929,880
	Brady Corp., Class A	5,547	254,663
*	BrightView Holdings, Inc.	19,469	276,070
	Brink's Co. (The)	12,434	847,128
*	Builders FirstSource, Inc.	68,416	2,616,912
	BWX Technologies, Inc.	21,818	1,176,427
	CAI International, Inc.	7,027	228,167
	Carlisle Cos., Inc.	7,448	1,079,439
	Carrier Global Corp.	119,038	4,582,963
	Caterpillar, Inc.	92,005	16,822,194
*	CBIZ, Inc.	15,062	390,256
*	CECO Environmental Corp.	2,011	13,936
	CH Robinson Worldwide, Inc.	32,090	2,745,620
*	Chart Industries, Inc.	10,560	1,268,362
#*	Cimpress P.L.C.	6,614	604,453
	Cintas Corp.	18,777	5,973,339
*	CIRCOR International, Inc.	5,527	176,698
*	Clean Harbors, Inc.	8,582	664,762
*	Colfax Corp.	30,746	1,141,292
	Columbus McKinnon Corp.	6,681	288,552
	Comfort Systems USA, Inc.	14,478	802,516
*	Commercial Vehicle Group, Inc.	3,200	26,496
*	Construction Partners, Inc., Class A	8,566	243,446
*	Copart, Inc.	36,141	3,966,475
	CoreLogic, Inc.	33,261	2,504,221
#*	Cornerstone Building Brands, Inc.	26,877	305,860
*	CoStar Group, Inc.	5,179	4,659,598
*	Covenant Logistics Group, Inc.	3,969	59,892
*	CPI Aerostructures, Inc.	1,133	4,441
	CRA International, Inc.	2,412	128,343
	Crane Co.	14,105	1,067,466
	CSW Industrials, Inc.	2,666	310,642
	CSX Corp.	30,595	2,623,674
	Cubic Corp.	10,446	639,086
	Cummins, Inc.	28,731	6,735,121

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Curtiss-Wright Corp.	11,570	$1,200,850
	Deere & Co.	37,719	10,893,247
	Deluxe Corp.	7,783	263,766
*	DLH Holdings Corp.	1,775	18,389
	Donaldson Co., Inc.	40,376	2,399,949
	Douglas Dynamics, Inc.	7,828	319,382
	Dover Corp.	28,880	3,364,231
*	Ducommun, Inc.	3,219	158,825
*	DXP Enterprises, Inc.	5,236	121,423
*	Dycom Industries, Inc.	10,127	821,705
	Eastern Co. (The)	406	9,557
	Eaton Corp. P.L.C.	60,128	7,077,066
*	Echo Global Logistics, Inc.	5,738	151,082
	EMCOR Group, Inc.	21,238	1,875,315
	Emerson Electric Co.	73,297	5,816,117
	Encore Wire Corp.	6,362	367,405
#*	Energy Recovery, Inc.	12,528	173,388
	Enerpac Tool Group Corp.	19,790	401,143
	EnerSys	12,751	1,048,515
	Ennis, Inc.	7,441	135,426
	EnPro Industries, Inc.	5,521	398,561
	Equifax, Inc.	20,886	3,699,119
	ESCO Technologies, Inc.	9,161	871,028
*	Evoqua Water Technologies Corp.	33,587	915,246
*	ExOne Co. (The)	1,400	38,836
	Expeditors International of Washington, Inc.	62,030	5,552,926
	Exponent, Inc.	10,538	870,228
	Fastenal Co.	120,564	5,496,513
	Federal Signal Corp.	20,957	685,084
	FedEx Corp.	25,063	5,898,326
	Flowserve Corp.	25,118	893,196
	Fluor Corp.	43,300	748,657
*	Forrester Research, Inc.	3,927	155,745
	Fortive Corp.	62,984	4,161,983
	Fortune Brands Home & Security, Inc.	30,958	2,670,127
	Forward Air Corp.	5,320	381,391
*	Franklin Covey Co.	1,000	24,050
	Franklin Electric Co., Inc.	10,886	755,706
*	FTI Consulting, Inc.	9,087	999,297
*	Gates Industrial Corp. P.L.C.	25,501	360,074
#	GATX Corp.	7,015	650,992
*	Gencor Industries, Inc.	1,295	16,589
*	Generac Holdings, Inc.	15,058	3,710,592
	General Dynamics Corp.	56,002	8,214,373
	General Electric Co.	536,071	5,725,238
*	Gibraltar Industries, Inc.	8,289	742,943
*	GMS, Inc.	13,937	404,034
	Gorman-Rupp Co. (The)	7,675	241,763
*	GP Strategies Corp.	1,658	20,029
	Graco, Inc.	38,858	2,678,871
	GrafTech International, Ltd.	30,353	294,424
	Graham Corp.	400	5,904
#	Granite Construction, Inc.	7,074	209,461
*	Great Lakes Dredge & Dock Corp.	23,114	315,044
#	Greenbrier Cos., Inc. (The)	8,751	316,611
	Griffon Corp.	8,042	180,623
	H&E Equipment Services, Inc.	11,912	327,342
*	Harsco Corp.	18,453	306,873
	Healthcare Services Group, Inc.	15,968	517,683

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Heartland Express, Inc.	15,848	$297,467
#	HEICO Corp.	11,073	1,303,735
	HEICO Corp., Class A	14,779	1,571,155
	Heidrick & Struggles International, Inc.	8,582	250,251
	Helios Technologies, Inc.	9,166	500,005
*	Herc Holdings, Inc.	7,086	453,362
	Herman Miller, Inc.	13,985	478,986
	Hexcel Corp.	18,657	814,565
	Hillenbrand, Inc.	12,211	501,872
	HNI Corp.	14,042	452,995
	Honeywell International, Inc.	65,153	12,728,942
	Howmet Aerospace, Inc.	59,199	1,455,111
*	Hub Group, Inc., Class A	11,242	591,666
	Hubbell, Inc.	14,861	2,312,372
	Huntington Ingalls Industries, Inc.	15,881	2,498,558
	Hurco Cos., Inc.	600	17,652
*	Huron Consulting Group, Inc.	6,601	349,589
#*	Huttig Building Products, Inc.	911	3,189
#	Hyster-Yale Materials Handling, Inc.	4,000	358,840
*	IAA, Inc.	32,747	1,871,164
	ICF International, Inc.	9,198	709,442
	IDEX Corp.	16,905	3,147,542
*	IES Holdings, Inc.	1,364	62,035
	IHS Markit, Ltd.	71,011	6,183,638
	Illinois Tool Works, Inc.	30,465	5,916,608
*	Ingersoll Rand, Inc.	54,652	2,286,640
	Insperity, Inc.	12,243	960,953
	Insteel Industries, Inc.	2,902	73,246
	Interface, Inc.	1,796	18,032
	ITT, Inc.	37,138	2,774,580
	Jacobs Engineering Group, Inc.	42,422	4,282,925
	JB Hunt Transport Services, Inc.	14,089	1,897,225
*	JELD-WEN Holding, Inc.	11,594	301,328
	John Bean Technologies Corp.	9,076	1,051,727
	Johnson Controls International P.L.C.	80,763	4,023,613
	Kadant, Inc.	2,282	326,212
	Kaman Corp.	7,816	393,614
	Kansas City Southern	2,527	512,147
	KAR Auction Services, Inc.	51,021	941,848
	Kelly Services, Inc., Class A	9,921	193,658
	Kennametal, Inc.	22,433	849,762
	Kforce, Inc.	9,003	383,978
	Kimball International, Inc., Class B	8,882	107,383
#	Knight-Swift Transportation Holdings, Inc.	35,735	1,429,400
	Knoll, Inc.	8,235	123,196
	Korn Ferry	24,085	1,098,276
#*	Kratos Defense & Security Solutions, Inc.	21,690	575,653
	L3Harris Technologies, Inc.	30,844	5,290,054
	Landstar System, Inc.	5,228	728,783
*	Lawson Products, Inc.	796	39,474
*	LB Foster Co., Class A	958	14,514
	Lennox International, Inc.	7,785	2,144,690
	Lincoln Electric Holdings, Inc.	17,143	1,962,873
	Lindsay Corp.	2,270	317,414
	LSI Industries, Inc.	1,800	17,289
*	Lydall, Inc.	1,500	45,150
#*	Lyft, Inc., Class A	66,349	2,949,877
	Macquarie Infrastructure Corp.	8,296	230,546
*	Manitex International, Inc.	3,706	21,717

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Manitowoc Co., Inc. (The)	10,263	$134,856
	ManpowerGroup, Inc.	26,050	2,303,862
	Marten Transport, Ltd.	15,064	238,764
	Masco Corp.	41,136	2,234,096
*	Masonite International Corp.	2,605	259,197
#*	MasTec, Inc.	29,492	2,275,308
*	Matrix Service Co.	7,677	90,512
	Matthews International Corp., Class A	3,993	121,906
	Maxar Technologies, Inc.	13,964	584,673
	McGrath RentCorp	8,054	562,089
*	Mercury Systems, Inc.	11,130	790,898
*	Meritor, Inc.	18,878	487,241
#*	Middleby Corp. (The)	13,751	1,866,286
	Miller Industries, Inc.	2,768	110,388
*	Mistras Group, Inc.	3,871	26,749
	Moog, Inc., Class A	7,788	575,300
#*	Morgan Group Holding Co.	14	116
*	MRC Global, Inc.	12,259	84,710
	MSA Safety, Inc.	8,946	1,396,650
	MSC Industrial Direct Co., Inc., Class A	14,524	1,126,627
	Mueller Industries, Inc.	5,807	198,309
	Mueller Water Products, Inc., Class A	34,298	411,233
*	MYR Group, Inc.	7,511	417,687
*	Navistar International Corp.	17,069	751,036
	Nielsen Holdings P.L.C.	171,008	3,818,609
*	NN, Inc.	3,098	18,681
	Nordson Corp.	10,528	1,884,407
	Northrop Grumman Corp.	26,486	7,591,152
*	Northwest Pipe Co.	1,100	33,275
*	NOW, Inc.	36,096	299,236
*	NV5 Global, Inc.	3,882	339,015
	nVent Electric P.L.C.	43,362	970,442
	Old Dominion Freight Line, Inc.	11,572	2,244,968
#	Omega Flex, Inc.	391	72,335
	Oshkosh Corp.	23,164	2,121,591
	Otis Worldwide Corp.	44,039	2,847,121
	Owens Corning	1,937	150,311
	PACCAR, Inc.	101,979	9,302,524
*	PAM Transportation Services, Inc.	48	2,479
	Park Aerospace Corp.	565	7,503
	Parker-Hannifin Corp.	23,224	6,145,303
	Park-Ohio Holdings Corp.	3,500	98,665
#*	Parsons Corp.	7,376	263,028
	Pentair P.L.C.	52,126	2,838,782
*	PGT Innovations, Inc.	4,692	97,171
	Pitney Bowes, Inc.	36,597	341,816
*	Plug Power, Inc.	30,068	1,899,396
#	Powell Industries, Inc.	1,050	30,104
	Preformed Line Products Co.	500	32,145
	Primoris Services Corp.	9,291	270,415
*	Proto Labs, Inc.	4,789	1,014,310
	Quad/Graphics, Inc.	909	4,254
	Quanex Building Products Corp.	2,223	48,884
	Quanta Services, Inc.	35,830	2,524,940
*	Radiant Logistics, Inc.	3,151	18,276
	Raven Industries, Inc.	2,635	85,031
	Raytheon Technologies Corp.	156,251	10,426,629
*	RBC Bearings, Inc.	5,104	854,052
	Regal Beloit Corp.	11,938	1,497,980

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Resideo Technologies, Inc.	27,180	$627,858
	Resources Connection, Inc.	7,615	87,877
	REV Group, Inc.	1,698	17,540
	Rexnord Corp.	27,902	1,056,370
	Robert Half International, Inc.	53,366	3,602,205
	Rockwell Automation, Inc.	16,803	4,176,050
#	Rollins, Inc.	42,419	1,527,932
	Roper Technologies, Inc.	12,881	5,061,074
	Rush Enterprises, Inc., Class A	21,180	889,348
	Rush Enterprises, Inc., Class B	6,222	240,978
	Ryder System, Inc.	13,664	855,230
*	Saia, Inc.	3,500	618,625
	Schneider National, Inc., Class B	20,115	422,415
*	Sensata Technologies Holding P.L.C.	42,595	2,321,427
	Shyft Group, Inc. (The)	5,851	176,700
#*	SiteOne Landscape Supply, Inc.	9,588	1,511,836
	Snap-on, Inc.	17,524	3,154,145
*	SP Plus Corp.	2,747	79,663
	Spirit AeroSystems Holdings, Inc., Class A	10,304	348,996
*	SPX Corp.	11,212	579,773
*	SPX FLOW, Inc.	14,858	787,028
	Standex International Corp.	3,482	285,211
	Stanley Black & Decker, Inc.	20,298	3,521,500
	Steelcase, Inc., Class A	18,524	239,515
*	Sterling Construction Co., Inc.	6,218	127,282
#*	Sunrun, Inc.	30,039	2,080,802
	Systemax, Inc.	13,866	532,870
*	Teledyne Technologies, Inc.	7,581	2,706,493
	Tennant Co.	3,970	268,967
	Terex Corp.	21,102	754,608
	Tetra Tech, Inc.	12,713	1,545,519
*	Textainer Group Holdings, Ltd.	30,986	561,156
	Textron, Inc.	56,280	2,547,233
*	Thermon Group Holdings, Inc.	3,145	45,886
	Timken Co. (The)	24,186	1,829,913
*	Titan Machinery, Inc.	8,152	173,638
	Toro Co. (The)	25,868	2,438,059
*	TPI Composites, Inc.	8,062	482,994
	Trane Technologies P.L.C.	41,452	5,942,144
*	Transcat, Inc.	923	33,754
*	TransDigm Group, Inc.	5,150	2,849,392
	TransUnion	31,181	2,713,994
#*	Trex Co., Inc.	14,244	1,307,172
*	TriMas Corp.	4,787	151,509
*	TriNet Group, Inc.	30,298	2,245,385
#	Trinity Industries, Inc.	49,407	1,374,009
	Triton International, Ltd.	26,095	1,209,242
*	TrueBlue, Inc.	12,240	227,542
#*	Tutor Perini Corp.	10,514	156,659
*	Twin Disc, Inc.	3,200	26,560
#*	U.S. Xpress Enterprises, Inc., Class A	5,641	38,077
*	Uber Technologies, Inc.	75,188	3,829,325
	UFP Industries, Inc.	11,153	601,593
*	Ultralife Corp.	1,376	8,077
	UniFirst Corp.	4,272	909,082
	Union Pacific Corp.	11,765	2,323,235
	United Parcel Service, Inc., Class B	39,400	6,107,000
*	United Rentals, Inc.	23,892	5,805,995
*	Univar Solutions, Inc.	61,482	1,142,950

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Universal Logistics Holdings, Inc.	3,439	$72,907
*	Upwork, Inc.	20,165	835,839
*	USA Truck, Inc.	1,300	13,403
	Valmont Industries, Inc.	6,567	1,266,906
*	Vectrus, Inc.	1,788	91,903
	Verisk Analytics, Inc.	31,895	5,852,732
*	Veritiv Corp.	1,263	23,138
#	Viad Corp.	2,443	84,284
*	Vicor Corp.	3,380	292,505
	VSE Corp.	2,282	78,957
	Wabash National Corp.	16,346	260,719
#	Watsco, Inc.	8,571	2,044,098
	Watts Water Technologies, Inc., Class A	6,178	741,792
*	Welbilt, Inc.	23,516	303,592
	Werner Enterprises, Inc.	20,925	821,097
#*	WESCO International, Inc.	19,246	1,464,813
	Westinghouse Air Brake Technologies Corp.	37,639	2,793,190
*	Willis Lease Finance Corp.	474	13,139
*	WillScot Mobile Mini Holdings Corp.	64,564	1,530,812
	Woodward, Inc.	13,450	1,505,727
	WW Grainger, Inc.	15,239	5,552,939
#*	XPO Logistics, Inc.	16,377	1,808,185
	Xylem, Inc.	24,134	2,331,103
TOTAL INDUSTRIALS			484,305,150
INFORMATION TECHNOLOGY — (22.5%)
#*	2U, Inc.	16,968	693,991
*	A10 Networks Inc.	8,790	87,285
*	Acacia Communications, Inc.	6,401	732,274
	Accenture P.L.C., Class A	58,401	14,128,370
*	ACI Worldwide, Inc.	27,058	1,038,757
*	Adobe, Inc.	41,992	19,264,670
	ADTRAN, Inc.	10,173	174,976
*	Advanced Micro Devices, Inc.	73,668	6,308,928
*	Agilysys, Inc.	5,872	216,031
*	Airgain, Inc.	869	19,831
*	Akamai Technologies, Inc.	10,100	1,121,403
*	Alarm.com Holdings, Inc.	9,879	917,957
	Alliance Data Systems Corp.	14,816	1,002,302
#*	Altair Engineering, Inc., Class A	4,698	262,759
#*	Alteryx, Inc., Class A	4,215	531,301
	Amdocs, Ltd.	34,245	2,418,382
	American Software, Inc., Class A	10,000	192,100
	Amkor Technology, Inc.	40,886	634,551
	Amphenol Corp., Class A	24,517	3,061,683
*	Amtech Systems, Inc.	1,892	13,225
	Analog Devices, Inc.	29,825	4,394,117
*	Anaplan, Inc.	7,389	492,846
*	ANSYS, Inc.	8,123	2,878,547
#*	Appfolio, Inc., Class A	3,060	467,599
	Apple, Inc.	1,456,721	192,228,903
	Applied Materials, Inc.	87,181	8,428,659
*	Arista Networks, Inc.	12,654	3,891,864
*	Arlo Technologies, Inc.	11,974	100,701
*	Arrow Electronics, Inc.	26,059	2,544,140
*	Aspen Technology, Inc.	13,437	1,799,214
*	Asure Software, Inc.	1,020	8,344
*	Atlassian Corp. P.L.C., Class A	4,508	1,041,934
*	Autodesk, Inc.	23,624	6,554,006

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Automatic Data Processing, Inc.	52,830	$8,723,290
*	Avalara, Inc.	9,130	1,369,500
*	Avaya Holdings Corp.	27,392	609,198
*	Avid Technology, Inc.	10,113	172,326
	Avnet, Inc.	33,379	1,178,612
*	Aware, Inc.	500	2,005
*	Axcelis Technologies, Inc.	3,800	130,112
*	AXT, Inc.	2,116	21,858
#	Badger Meter, Inc.	4,664	427,735
	Bel Fuse, Inc., Class B	878	12,801
	Belden, Inc.	4,998	236,106
	Benchmark Electronics, Inc.	8,185	207,326
*	Black Knight, Inc.	31,507	2,573,807
	Blackbaud, Inc.	9,252	615,165
#*	Blackline, Inc.	7,119	922,765
*	Bm Technologies, Inc.	501	7,254
	Booz Allen Hamilton Holding Corp.	37,761	3,216,104
*	Bottomline Technologies De, Inc.	9,806	468,531
*	Brightcove, Inc.	4,594	75,571
	Broadcom, Inc.	37,254	16,782,927
	Broadridge Financial Solutions, Inc.	17,792	2,514,188
	Brooks Automation, Inc.	7,442	563,806
*	CACI International, Inc., Class A	6,702	1,616,656
*	Cadence Design Systems, Inc.	26,998	3,520,269
*	CalAmp Corp.	12,829	128,418
*	Calix, Inc.	12,725	384,295
#*	Cambium Networks Corp.	1,109	40,756
*	Cardtronics P.L.C., Class A	11,418	443,589
*	Casa Systems, Inc.	4,387	33,824
	Cass Information Systems, Inc.	3,680	149,408
	CDK Global, Inc.	26,832	1,338,917
	CDW Corp.	20,341	2,678,096
#*	Cerence, Inc.	5,365	600,397
*	Ceridian HCM Holding, Inc.	21,481	1,995,800
*	CEVA, Inc.	2,935	172,549
*	ChannelAdvisor Corp.	5,802	118,941
*	Ciena Corp.	35,560	1,898,548
*	Cirrus Logic, Inc.	9,107	853,235
	Cisco Systems, Inc.	430,842	19,206,936
	Citrix Systems, Inc.	14,044	1,872,206
*	Clearfield, Inc.	1,200	37,584
*	ClearOne, Inc.	858	2,428
#*	Cloudera, Inc.	70,190	1,071,801
	CMC Materials, Inc.	7,133	1,050,762
	Cognex Corp.	12,293	1,009,624
	Cognizant Technology Solutions Corp., Class A	97,526	7,602,152
*	Coherent, Inc.	4,777	959,413
	Cohu, Inc.	14,632	595,230
*	CommVault Systems, Inc.	9,409	590,697
*	Computer Task Group, Inc.	2,600	16,952
	Comtech Telecommunications Corp.	4,990	106,487
*	Concentrix Corp.	16,835	1,799,998
*	Conduent, Inc.	34,520	166,386
*	Cornerstone OnDemand, Inc.	8,215	335,993
*	Coupa Software, Inc.	2,543	787,999
	CSG Systems International, Inc.	10,554	454,772
*	CyberOptics Corp.	2,083	50,388
	Daktronics, Inc.	624	2,995
*	Dell Technologies, Inc., Class C	22,642	1,650,375

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Digi International, Inc.	9,912	$183,075
*	Digital Turbine, Inc.	30,444	1,741,701
*	DocuSign, Inc.	7,161	1,667,725
	Dolby Laboratories, Inc., Class A	8,090	712,163
*	Dropbox, Inc., Class A	50,467	1,142,068
*	DSP Group, Inc.	1,896	30,582
	DXC Technology Co.	33,920	956,544
*	Dynatrace, Inc.	20,375	845,766
#*	DZS, Inc.	1,582	24,363
#	Ebix, Inc.	5,441	283,313
*	EchoStar Corp., Class A	15,251	319,356
*	eGain Corp.	5,400	59,400
*	Elastic N.V.	6,855	1,041,686
*	EMCORE Corp.	1,184	5,932
#*	Endurance International Group Holdings, Inc.	39,208	371,692
*	Envestnet, Inc.	10,407	798,529
*	EPAM Systems, Inc.	5,611	1,932,597
*	ePlus, Inc.	4,342	364,902
*	Euronet Worldwide, Inc.	15,261	1,907,015
	EVERTEC, Inc.	17,799	617,625
*	Evo Payments, Inc., Class A	10,429	239,450
*	ExlService Holdings, Inc.	7,262	556,850
*	F5 Networks, Inc.	19,343	3,790,261
*	Fabrinet	3,800	299,972
*	Fair Isaac Corp.	4,127	1,857,604
*	FARO Technologies, Inc.	3,724	262,803
#*	Fastly, Inc., Class A	5,887	643,743
	Fidelity National Information Services, Inc.	51,547	6,363,993
*	FireEye, Inc.	37,869	795,249
*	Fiserv, Inc.	47,018	4,828,278
#*	Five9, Inc.	3,291	547,129
*	FleetCor Technologies, Inc.	14,364	3,486,861
*	Flex, Ltd.	92,773	1,636,516
	FLIR Systems, Inc.	28,944	1,506,535
*	FormFactor, Inc.	17,785	726,873
*	Fortinet, Inc.	16,674	2,413,561
*	Frequency Electronics, Inc.	1,723	18,350
*	Gartner, Inc.	20,712	3,146,360
*	Genasys, Inc.	2,697	20,066
	Genpact, Ltd.	32,446	1,242,033
	Global Payments, Inc.	24,792	4,376,284
*	Globant SA	8,114	1,557,888
*	GoDaddy, Inc., Class A	30,178	2,371,387
*	GSI Technology, Inc.	2,247	16,133
#*	GTT Communications, Inc.	3,977	18,493
#*	Guidewire Software, Inc.	11,462	1,315,150
	Hackett Group, Inc. (The)	6,800	92,616
#*	Harmonic, Inc.	18,582	144,196
	Hewlett Packard Enterprise Co.	297,961	3,676,839
	HP, Inc.	155,240	3,778,542
*	HubSpot, Inc.	4,513	1,679,739
*	I3 Verticals, Inc., Class A	1,689	49,015
*	Ichor Holdings, Ltd.	4,111	148,407
#*	Identiv, Inc.	2,402	19,408
*	Immersion Corp.	4,600	58,190
#*	Infinera Corp.	27,228	268,196
*	Information Services Group, Inc.	4,171	14,724
*	Inphi Corp.	3,230	544,610
*	Insight Enterprises, Inc.	10,803	822,108

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Intel Corp.	289,471	$16,068,535
	InterDigital, Inc.	4,928	316,427
	International Business Machines Corp.	145,720	17,356,709
*	Intevac, Inc.	1,900	12,730
	Intuit, Inc.	28,744	10,383,195
*	Iteris, Inc.	2,900	18,879
*	Itron, Inc.	9,104	783,126
#*	j2 Global, Inc.	13,336	1,368,807
	Jabil, Inc.	28,489	1,178,590
	Jack Henry & Associates, Inc.	15,427	2,233,675
	Juniper Networks, Inc.	70,654	1,725,371
#	KBR, Inc.	44,201	1,284,039
*	Key Tronic Corp.	334	2,849
*	Keysight Technologies, Inc.	26,314	3,725,799
*	Kimball Electronics, Inc.	1,207	23,138
	KLA Corp.	22,724	6,364,311
*	Knowles Corp.	27,403	528,604
	Kulicke & Soffa Industries, Inc.	16,980	605,677
*	KVH Industries, Inc.	1,119	13,999
	Lam Research Corp.	20,609	9,973,726
*	Lantronix, Inc.	3,255	14,647
*	Lattice Semiconductor Corp.	13,590	545,095
	Leidos Holdings, Inc.	37,013	3,925,599
*	LGL Group, Inc. (The)	400	4,068
#*	Limelight Networks, Inc.	19,272	87,784
*	LiveRamp Holdings, Inc.	16,075	1,217,038
#*	Lumentum Holdings, Inc.	9,130	856,394
*	Luna Innovations, Inc.	6,774	72,008
#*	MagnaChip Semiconductor Corp.	3,441	58,463
*	Manhattan Associates, Inc.	10,444	1,182,574
	ManTech International Corp., Class A	7,348	659,042
#	Marvell Technology Group, Ltd.	71,606	3,684,845
	Mastercard, Inc., Class A	104,577	33,076,659
	MAXIMUS, Inc.	17,751	1,332,390
*	MaxLinear, Inc.	8,648	271,461
	Methode Electronics, Inc.	5,836	220,309
	Microsoft Corp.	419,900	97,400,004
*	MicroStrategy, Inc., Class A	1,106	682,745
*	Mimecast, Ltd.	8,213	353,652
*	Mitek Systems, Inc.	5,200	83,980
	MKS Instruments, Inc.	6,884	1,088,154
#*	Model N, Inc.	3,029	102,925
#*	MongoDB, Inc.	2,408	890,021
	Monolithic Power Systems, Inc.	4,095	1,454,913
	Motorola Solutions, Inc.	16,825	2,819,029
*	Napco Security Technologies, Inc.	2,904	75,272
	National Instruments Corp.	31,936	1,322,150
*	NCR Corp.	45,228	1,508,806
*	NeoPhotonics Corp.	13,287	148,017
	NetApp, Inc.	32,151	2,136,112
*	NETGEAR, Inc.	6,047	250,285
*	Netscout Systems, Inc.	25,594	748,241
*	New Relic, Inc.	7,021	527,839
	NIC, Inc.	15,000	403,800
	NortonLifeLock, Inc.	88,965	1,874,493
*	Novanta, Inc.	5,473	683,687
#*	Nuance Communications, Inc.	57,866	2,635,218
	NVIDIA Corp.	42,616	22,142,847
*	Okta, Inc.	4,595	1,190,151

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	OneSpan, Inc.	8,089	$188,635
*	Onto Innovation, Inc.	8,362	451,966
	Oracle Corp.	268,373	16,217,780
*	OSI Systems, Inc.	4,892	440,378
*	Palo Alto Networks, Inc.	4,034	1,414,925
#*	PAR Technology Corp.	1,359	84,611
	Paychex, Inc.	64,776	5,656,240
*	Paycom Software, Inc.	6,879	2,612,231
*	Paylocity Holding Corp.	8,247	1,545,983
*	PayPal Holdings, Inc.	65,004	15,231,087
*	Paysign, Inc.	4,194	19,628
#	PC Connection, Inc.	7,567	371,464
	PC-Tel, Inc.	8,847	65,114
*	PDF Solutions, Inc.	4,300	83,076
	Pegasystems, Inc.	9,516	1,212,814
*	Perficient, Inc.	5,864	320,233
	Perspecta, Inc.	42,076	1,218,100
*	PFSweb, Inc.	1,693	11,631
*	Photronics, Inc.	20,910	232,101
*	Pixelworks, Inc.	4,600	14,076
	Power Integrations, Inc.	9,244	744,604
*	PRGX Global, Inc.	1,900	14,288
	Progress Software Corp.	11,017	442,663
*	Proofpoint, Inc.	6,476	835,922
*	PTC, Inc.	19,843	2,637,333
#*	Pure Storage, Inc., Class A	42,499	983,002
#*	Q2 Holdings Inc.	3,861	494,169
	QAD, Inc., Class A	1,155	74,832
	QUALCOMM, Inc.	107,473	16,795,880
#*	Qualys, Inc.	7,225	1,000,446
*	Rambus, Inc.	16,625	315,792
#*	RealPage, Inc.	19,918	1,724,301
	RF Industries, Ltd.	1,338	7,854
*	Ribbon Communications, Inc.	22,079	161,397
	Richardson Electronics, Ltd.	500	3,190
#*	RingCentral, Inc., Class A	3,191	1,189,988
#*	Sailpoint Technologies Holdings, Inc.	17,435	964,330
*	salesforce.com, Inc.	47,779	10,777,031
	Sapiens International Corp. NV	11,123	363,277
*	ScanSource, Inc.	7,387	178,692
	Science Applications International Corp.	19,623	1,884,397
*	Seachange International, Inc.	5,000	5,900
*	Semtech Corp.	10,248	727,096
*	ServiceNow, Inc.	7,512	4,080,218
#*	ShotSpotter, Inc.	1,286	59,143
*	Sigmatron International, Inc.	497	2,525
*	Silicon Laboratories, Inc.	4,902	642,995
*	Slack Technologies, Inc., Class A	23,907	1,008,158
*	Smartsheet, Inc., Class A	5,459	380,711
*	SolarWinds Corp.	30,663	515,445
*	Splunk, Inc.	9,233	1,523,722
*	SPS Commerce, Inc.	5,278	521,941
*	Square, Inc., Class A	15,006	3,240,696
	SS&C Technologies Holdings, Inc.	46,612	2,930,963
*	StarTek, Inc.	1,400	12,236
*	Stratasys, Ltd.	11,873	492,848
*	Super Micro Computer, Inc.	13,901	430,931
	Switch, Inc., Class A	11,631	200,286
*	Sykes Enterprises, Inc.	10,168	392,383

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Synaptics, Inc.	4,120	$408,786
	SYNNEX Corp.	16,835	1,374,073
*	Synopsys, Inc.	14,482	3,699,427
	TE Connectivity, Ltd.	3,794	456,798
*	Telenav, Inc.	2,293	10,915
#*	Teradata Corp.	22,482	604,766
	Teradyne, Inc.	36,238	4,112,288
*	Trade Desk, Inc. (The), Class A	1,853	1,419,379
*	TransAct Technologies, Inc.	300	2,775
*	Trimble, Inc.	49,581	3,267,884
	TTEC Holdings, Inc.	11,998	906,809
*	Twilio, Inc., Class A	7,261	2,609,821
*	Tyler Technologies, Inc.	3,816	1,613,367
#	Ubiquiti, Inc.	2,026	623,988
#*	Unisys Corp.	7,040	168,186
	Universal Display Corp.	4,566	1,053,924
*	Upland Software, Inc.	3,755	179,076
*	Verint Systems, Inc.	11,933	881,013
*	VeriSign, Inc.	11,886	2,306,716
*	Verra Mobility Corp.	32,352	414,106
#*	ViaSat, Inc.	6,684	291,021
*	Viavi Solutions, Inc.	58,568	904,876
*	Virtusa Corp.	6,944	354,491
	Visa, Inc., Class A	182,272	35,224,064
*	Vishay Precision Group, Inc.	335	10,717
#*	VMware, Inc., Class A	6,106	841,712
*	Vontier Corp.	25,193	817,009
	Wayside Technology Group, Inc.	401	7,278
	Western Union Co. (The)	71,151	1,584,533
*	WEX, Inc.	8,730	1,646,478
*	Workday, Inc., Class A	6,998	1,592,255
	Xerox Holdings Corp.	56,226	1,182,433
	Xilinx, Inc.	23,672	3,090,853
	Xperi Holding Corp.	11,148	214,710
*	Zebra Technologies Corp., Class A	4,490	1,741,357
*	Zendesk, Inc.	5,473	789,426
*	Zoom Video Communications, Inc., Class A	7,018	2,611,187
*	Zscaler, Inc.	6,657	1,329,403
TOTAL INFORMATION TECHNOLOGY			892,368,420
MATERIALS — (3.2%)
*	AdvanSix, Inc.	2,662	56,754
*	AgroFresh Solutions, Inc.	3,791	7,430
	Albemarle Corp.	19,807	3,221,807
*	Allegheny Technologies, Inc.	25,670	436,647
	Amcor P.L.C.	289,199	3,163,837
	American Vanguard Corp.	11,503	190,375
	AptarGroup, Inc.	25,603	3,404,431
*	Arconic Corp.	11,724	295,445
	Ashland Global Holdings, Inc.	10,742	859,253
	Avery Dennison Corp.	26,048	3,929,862
	Avient Corp.	24,886	956,369
*	Axalta Coating Systems, Ltd.	126,183	3,405,679
	Balchem Corp.	8,472	906,758
	Ball Corp.	69,561	6,122,759
#*	Berry Global Group, Inc.	47,445	2,342,360
	Celanese Corp.	15,108	1,845,442
	Chase Corp.	2,929	293,603
	Chemours Co. (The)	13,483	355,142

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
*	Clearwater Paper Corp.	3,528	$134,346
*	Coeur Mining, Inc.	34,478	312,026
	Commercial Metals Co.	15,594	307,046
#	Compass Minerals International, Inc.	8,651	504,007
	Corteva, Inc.	74,778	2,980,651
*	Crown Holdings, Inc.	42,502	3,831,555
	Domtar Corp.	8,755	262,387
	Dow, Inc.	69,381	3,600,874
	DuPont de Nemours, Inc.	33,783	2,684,059
	Ecolab, Inc.	35,592	7,278,920
	Element Solutions, Inc.	72,375	1,232,546
*	Ferro Corp.	22,476	309,944
»	Ferroglobe Representation & Warranty Insurance Trust	4,347	0
	FMC Corp.	33,466	3,624,033
*	Forterra, Inc.	4,008	73,346
	FutureFuel Corp.	5,003	66,540
*	GCP Applied Technologies, Inc.	13,183	326,807
	Glatfelter Corp.	6,681	104,558
	Graphic Packaging Holding Co.	63,486	994,191
	Greif, Inc., Class A	10,196	460,451
	Greif, Inc., Class B	1,339	61,192
	Hawkins, Inc.	3,025	166,163
	HB Fuller Co.	21,430	1,090,573
	Hecla Mining Co.	95,364	542,621
	Huntsman Corp.	55,125	1,456,402
*	Ingevity Corp.	6,430	422,387
	Innospec, Inc.	8,186	718,649
#	International Flavors & Fragrances, Inc.	20,783	2,335,594
	International Paper Co.	41,258	2,075,690
*	Koppers Holdings, Inc.	2,305	76,710
*	Kraton Corp.	10,965	307,897
	Kronos Worldwide, Inc.	15,336	217,158
#*	Livent Corp.	41,022	747,421
	Louisiana-Pacific Corp.	14,818	563,232
	LyondellBasell Industries NV, Class A	27,579	2,365,175
	Martin Marietta Materials, Inc.	6,116	1,757,800
	Materion Corp.	3,829	261,100
	Mercer International, Inc.	9,541	107,813
	Minerals Technologies, Inc.	8,295	511,221
	Mosaic Co. (The)	1,855	48,156
	Myers Industries, Inc.	11,436	229,292
	Neenah, Inc.	3,136	159,685
	NewMarket Corp.	3,112	1,220,495
	Newmont Corp.	43,571	2,596,832
	Packaging Corp. of America	11,725	1,576,543
	PPG Industries, Inc.	51,407	6,925,037
	PQ Group Holdings, Inc.	7,442	102,551
*	Ranpak Holdings Corp	3,924	68,042
	Reliance Steel & Aluminum Co.	27,252	3,163,412
	Royal Gold, Inc.	21,606	2,309,249
	RPM International, Inc.	24,608	2,029,422
*	Ryerson Holding Corp.	3,500	43,190
	Schnitzer Steel Industries, Inc., Class A	10,435	308,041
	Scotts Miracle-Gro Co. (The)	20,170	4,465,840
	Sealed Air Corp.	37,703	1,593,706
	Sensient Technologies Corp.	8,535	601,974
	Sherwin-Williams Co. (The)	16,371	11,325,458
	Silgan Holdings, Inc.	27,408	998,473
	Sonoco Products Co.	27,900	1,615,689

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Steel Dynamics, Inc.	34,565	$1,184,543
	Stepan Co.	6,143	692,193
	Tecnoglass, Inc.	2,017	13,695
	Trinseo SA	6,473	329,023
	Valvoline, Inc.	58,037	1,377,798
	Vulcan Materials Co.	15,108	2,253,207
	Westlake Chemical Corp.	10,076	770,411
	WestRock Co.	31,566	1,307,779
	Worthington Industries, Inc.	17,536	917,834
	WR Grace & Co.	8,334	483,539
TOTAL MATERIALS			127,378,147
REAL ESTATE — (0.3%)
#*	Altisource Portfolio Solutions SA	510	5,166
*	BBX Capital, Inc.	2,580	13,932
*	CBRE Group, Inc., Class A	64,518	3,934,308
	CTO Realty Growth, Inc.	707	29,786
#*	Cushman & Wakefield P.L.C.	56,233	805,819
*	eXp World Holdings, Inc.	6,449	687,399
*	Forestar Group, Inc.	1,437	30,881
*	FRP Holdings, Inc.	837	36,150
*	Howard Hughes Corp. (The)	8,633	743,906
	Indus Realty Trust, Inc.	600	38,238
*	Jones Lang LaSalle, Inc.	17,594	2,572,419
*	JW Mays, Inc.	248	6,560
	Kennedy-Wilson Holdings, Inc.	6,100	104,859
*	Marcus & Millichap, Inc.	8,733	312,030
*	Maui Land & Pineapple Co., Inc.	7,404	85,590
	Newmark Group, Inc., Class A	19,948	134,848
*	Rafael Holdings, Inc., Class B	1,730	40,620
	RE/MAX Holdings, Inc., Class A	6,670	241,587
#*	Realogy Holdings Corp.	24,980	354,716
	RMR Group, Inc. (The), Class A	2,376	87,627
	St Joe Co. (The)	5,730	254,985
*	Stratus Properties, Inc.	321	8,391
TOTAL REAL ESTATE			10,529,817
UTILITIES — (0.8%)
	American States Water Co.	9,309	719,213
	American Water Works Co., Inc.	25,754	4,095,401
	Atmos Energy Corp.	14,528	1,292,992
#	Avangrid, Inc.	10,807	500,040
	Brookfield Renewable Corp., Class A	35,412	1,981,301
	California Water Service Group	17,475	954,834
	Chesapeake Utilities Corp.	2,228	225,986
	Clearway Energy, Inc., Class A	5,815	167,647
	Clearway Energy, Inc., Class C	10,478	324,608
	Consolidated Edison, Inc.	31,905	2,258,236
	Consolidated Water Co., Ltd.	163	2,065
	Essential Utilities, Inc.	71,690	3,319,247
	Eversource Energy	52,752	4,615,800
	Genie Energy, Ltd., Class B	2,902	21,417
	Middlesex Water Co.	3,825	304,470
#	New Jersey Resources Corp.	29,214	1,022,782
	Northwest Natural Holding Co.	6,141	286,846
	ONE Gas, Inc.	9,392	686,837
#	Ormat Technologies, Inc.	22,226	2,537,320
	SJW Group	7,228	478,277

U.S. Sustainability Core 1 Portfolio
CONTINUED
	Shares	Value†
UTILITIES — (Continued)
South Jersey Industries, Inc.	30,799	$711,457
Southwest Gas Holdings, Inc.	16,924	1,014,763
Spire, Inc.	9,440	577,634
* Sunnova Energy International, Inc.	21,100	925,235
UGI Corp.	67,682	2,435,875
Unitil Corp.	2,002	81,622
York Water Co. (The)	1,961	85,186
TOTAL UTILITIES		31,627,091
TOTAL COMMON STOCKS		3,872,461,138
PREFERRED STOCKS — (0.0%)
CONSUMER DISCRETIONARY — (0.0%)
Qurate Retail, Inc.	5,220	522,313
INDUSTRIALS — (0.0%)
WESCO International, Inc.	4,748	147,568
TOTAL PREFERRED STOCKS		669,881
RIGHTS/WARRANTS — (0.0%)
INFORMATION TECHNOLOGY — (0.0%)
*» LGL Group, Inc. (The) Warrants 11/16/25	400	160
TOTAL INVESTMENT SECURITIES (Cost $2,456,670,343)		3,873,131,179

TEMPORARY CASH INVESTMENTS — (0.8%)
	State Street Institutional U.S. Government Money Market Fund 0.030%	29,314,645	29,314,645
SECURITIES LENDING COLLATERAL — (1.7%)
@§	The DFA Short Term Investment Fund	5,947,485	68,818,349
TOTAL INVESTMENTS — (100.0%)
(Cost $2,554,796,453)^^			$3,971,264,173
Summary of the Portfolio's investments as of January 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$369,195,703	—	—	$369,195,703
Consumer Discretionary	561,914,746	$718	—	561,915,464
Consumer Staples	217,933,690	—	—	217,933,690
Energy	36,314,598	—	—	36,314,598
Financials	554,412,236	501	—	554,412,737
Health Care	586,414,698	65,623	—	586,480,321
Industrials	484,305,150	—	—	484,305,150
Information Technology	892,368,420	—	—	892,368,420
Materials	127,378,147	—	—	127,378,147
Real Estate	10,529,817	—	—	10,529,817
Utilities	31,627,091	—	—	31,627,091
Preferred Stocks
Consumer Discretionary	522,313	—	—	522,313
Industrials	147,568	—	—	147,568

U.S. Sustainability Core 1 Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Rights/Warrants
Information Technology	—	$160	—	$160
Temporary Cash Investments	$29,314,645	—	—	29,314,645
Securities Lending Collateral	—	68,818,349	—	68,818,349
TOTAL	$3,902,378,822	$68,885,351	—	$3,971,264,173

U.S. Sustainability Targeted Value Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2021
(Unaudited)

		Shares	Value†
COMMON STOCKS — (98.1%)
COMMUNICATION SERVICES — (3.1%)
*	AMC Networks, Inc., Class A	4,050	$200,151
	ATN International, Inc.	1,950	84,201
*	Boston Omaha Corp., Class A	3,328	90,854
*	Cars.com, Inc.	7,528	87,400
#	Cinemark Holdings, Inc.	2,976	60,234
*	comScore, Inc.	7,603	24,254
*	Consolidated Communications Holdings, Inc.	9,953	60,763
*	Cumulus Media, Inc., Class A	1,202	10,433
	Entercom Communications Corp., Class A	17,035	79,213
	Entravision Communications Corp., Class A	3,700	11,840
	EW Scripps Co. (The), Class A	5,781	85,617
*	Fluent, Inc.	8,075	43,766
*	Gaia, Inc.	1,133	10,356
*	Gray Television, Inc.	10,302	175,649
*	iHeartMedia, Inc., Class A	7,097	103,190
*	IMAX Corp.	2,151	40,654
	Interpublic Group of Cos., Inc. (The)	21,784	524,341
*	Iridium Communications, Inc.	4,789	235,954
	John Wiley & Sons, Inc., Class A	4,209	191,972
*	Liberty Latin America, Ltd., Class A	3,446	34,770
*	Liberty Latin America, Ltd., Class C	5,115	50,587
*	Liberty Media Corp.-Liberty Braves, Class A	1,232	33,708
*	Liberty Media Corp.-Liberty Braves, Class C	2,255	60,389
*	Liberty Media Corp.-Liberty Formula One, Class A	2,591	93,924
*	Liberty Media Corp.-Liberty Formula One, Class C	6,803	273,685
#*	Lions Gate Entertainment Corp., Class A	9,379	131,212
*	Lions Gate Entertainment Corp., Class B	14,424	178,281
*	Madison Square Garden Entertainment Corp.	2,264	200,930
#	Marcus Corp. (The)	2,894	50,934
	Meredith Corp.	3,280	71,930
	Nexstar Media Group, Inc., Class A	4,717	536,181
*	ORBCOMM, Inc.	7,900	59,171
*	QuinStreet, Inc.	1,800	38,106
	Scholastic Corp.	2,967	76,460
	TEGNA, Inc.	22,192	355,738
	Telephone and Data Systems, Inc.	13,952	261,600
	Tribune Publishing Co.	2,533	37,007
*	TrueCar, Inc.	11,549	51,740
*	United States Cellular Corp.	3,314	103,331
*	Yelp, Inc.	7,097	231,291
TOTAL COMMUNICATION SERVICES			5,051,817
CONSUMER DISCRETIONARY — (15.8%)
*	Aaron's Co., Inc. (The)	583	9,876
	Abercrombie & Fitch Co., Class A	7,400	170,718
	Acushnet Holdings Corp.	1,087	44,371
*	Adient P.L.C.	8,129	262,485
*	Adtalem Global Education, Inc.	8,400	324,156
	Advance Auto Parts, Inc.	1,004	149,737
*	American Axle & Manufacturing Holdings, Inc.	11,287	99,438
#	American Eagle Outfitters, Inc.	21,003	476,558
*	American Public Education, Inc.	3,000	86,340
*	America's Car-Mart, Inc.	289	34,327

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Aramark	5,097	$174,776
*	Asbury Automotive Group, Inc.	1,323	188,673
*	At Home Group, Inc.	5,729	139,616
	Autoliv, Inc.	3,138	278,372
*	AutoNation, Inc.	10,731	764,906
*	Barnes & Noble Education, Inc.	9,000	52,740
	Bassett Furniture Industries, Inc.	1,300	25,194
*	Beazer Homes USA, Inc.	4,630	76,951
#	Bed Bath & Beyond, Inc.	13,804	487,695
#	Big Lots, Inc.	4,398	262,473
*	Biglari Holdings, Inc., Class B	175	20,080
*	BJ's Restaurants, Inc.	2,378	111,148
	Bluegreen Vacations Holding Corp.	1,472	19,268
*	Boot Barn Holdings, Inc.	1,969	112,706
	BorgWarner, Inc.	24,513	1,029,301
	Buckle, Inc. (The)	3,127	122,954
*	Capri Holdings, Ltd.	14,285	595,113
	Carriage Services, Inc.	1,500	49,680
*	Carrols Restaurant Group, Inc.	7,700	47,278
	Cato Corp. (The), Class A	2,400	27,288
*	Cavco Industries, Inc.	685	129,232
*	Century Casinos, Inc.	2,324	16,152
*	Century Communities, Inc.	4,231	198,603
*	Chuy's Holdings, Inc.	2,311	81,070
	Citi Trends, Inc.	1,206	71,154
	Columbia Sportswear Co.	2,155	188,476
*	Conn's, Inc.	3,300	51,909
*	Container Store Group, Inc. (The)	5,193	70,781
	Cooper Tire & Rubber Co.	5,763	211,790
*	Cooper-Standard Holdings, Inc.	2,305	70,326
	Culp, Inc.	1,700	26,231
	Dana, Inc.	16,454	318,549
*	Del Taco Restaurants, Inc.	3,900	37,518
*	Delta Apparel, Inc.	486	9,730
	Designer Brands, Inc., Class A	7,500	91,875
	Dick's Sporting Goods, Inc.	7,631	511,353
*	Dorman Products, Inc.	1,900	172,577
*	El Pollo Loco Holdings, Inc.	3,254	66,219
	Escalade, Inc.	1,340	27,939
	Ethan Allen Interiors, Inc.	2,897	68,514
	Extended Stay America, Inc.	14,958	219,583
*	Fiesta Restaurant Group, Inc.	1,800	27,108
	Flexsteel Industries, Inc.	800	27,296
	Foot Locker, Inc.	9,137	400,383
*	Fossil Group, Inc.	5,300	76,850
*	Full House Resorts, Inc.	2,414	13,760
*	Genesco, Inc.	2,100	81,501
*	Gentherm, Inc.	818	50,111
*	G-III Apparel Group, Ltd.	5,577	150,802
	Goodyear Tire & Rubber Co. (The)	26,548	280,081
	Graham Holdings Co., Class B	461	261,899
*	Grand Canyon Education, Inc.	2,961	251,507
*	Green Brick Partners, Inc.	6,284	125,052
	Group 1 Automotive, Inc.	1,835	252,533
	Guess?, Inc.	5,531	128,430
	Harley-Davidson, Inc.	14,535	582,708
	Haverty Furniture Cos., Inc.	1,700	55,573
*	Hibbett Sports, Inc.	1,807	102,005
	Hooker Furniture Corp.	1,500	45,195

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Houghton Mifflin Harcourt Co.	4,700	$23,171
	International Game Technology P.L.C.	3,948	63,602
#*	iRobot Corp.	1,979	237,678
	Johnson Outdoors, Inc., Class A	851	92,785
	KB Home	10,312	429,392
	Kohl's Corp.	17,885	788,013
*	Lands' End, Inc.	2,685	74,133
*	Laureate Education, Inc., Class A	9,909	128,916
	La-Z-Boy, Inc.	4,267	165,218
*	Lazydays Holdings, Inc.	700	12,012
	LCI Industries	136	17,596
	Lear Corp.	6,523	983,408
*	LGI Homes, Inc.	2,334	249,061
	Lifetime Brands, Inc.	2,519	35,014
*	Lincoln Educational Services Corp.	772	4,547
	Lithia Motors, Inc., Class A	800	254,944
*	MarineMax, Inc.	2,857	119,508
	Marriott Vacations Worldwide Corp.	1,564	191,997
	MDC Holdings, Inc.	7,388	384,324
*	Modine Manufacturing Co.	5,200	65,260
*	Mohawk Industries, Inc.	6,784	974,182
*	Monarch Casino & Resort, Inc.	1,391	73,514
	Monro, Inc.	2,584	151,086
*	Motorcar Parts of America, Inc.	1,943	43,970
	Movado Group, Inc.	2,044	42,229
	Newell Brands, Inc.	40,232	966,373
	ODP Corp. (The)	4,708	200,985
	OneSpaWorld Holdings Ltd.	4,100	38,909
	Oxford Industries, Inc.	1,394	90,945
	Patrick Industries, Inc.	2,100	145,026
	Penske Automotive Group, Inc.	10,886	651,418
*	Perdoceo Education Corp.	4,517	53,436
*	Playa Hotels & Resorts NV	15,018	79,896
*	PlayAGS, Inc.	2,037	10,491
	PulteGroup, Inc.	9,096	395,676
	PVH Corp.	7,717	657,951
	Qurate Retail, Inc., Class A	44,327	558,520
	Ralph Lauren Corp.	2,027	204,828
	RCI Hospitality Holdings, Inc.	1,296	49,870
	Rocky Brands, Inc.	400	13,784
	Shoe Carnival, Inc.	1,600	75,184
	Signet Jewelers, Ltd.	4,793	194,692
*	Skechers U.S.A., Inc., Class A	6,189	213,397
*	Skyline Champion Corp.	3,457	116,259
	Sonic Automotive, Inc., Class A	2,832	115,914
	Standard Motor Products, Inc.	2,984	117,062
*	Stoneridge, Inc.	2,503	68,707
	Strattec Security Corp.	151	8,267
*	Stride, Inc.	3,457	89,018
	Superior Group of Cos, Inc.	1,430	32,647
*	Taylor Morrison Home Corp.	14,798	384,452
#	Thor Industries, Inc.	5,541	670,516
	Tilly's, Inc., Class A	3,675	36,015
	Toll Brothers, Inc.	14,765	754,492
*	TravelCenters of America, Inc.	1,668	45,853
*	Tri Pointe Homes, Inc.	14,500	292,900
*	Turtle Beach Corp.	600	17,940
*	Unifi, Inc.	1,800	43,110
*	Universal Electronics, Inc.	1,176	63,786

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Universal Technical Institute, Inc.	3,020	$18,362
*	Urban Outfitters, Inc.	11,136	305,460
*	Vera Bradley, Inc.	4,600	38,870
*	VOXX International Corp.	2,513	46,943
	Whirlpool Corp.	924	171,023
	Winnebago Industries, Inc.	2,667	184,183
	Wolverine World Wide, Inc.	5,605	160,527
*	ZAGG, Inc.	5,384	22,397
*	Zumiez, Inc.	2,300	99,084
TOTAL CONSUMER DISCRETIONARY			25,907,321
CONSUMER STAPLES — (3.7%)
	Andersons, Inc. (The)	5,515	126,845
	Casey's General Stores, Inc.	147	27,560
*	Central Garden & Pet Co.	956	40,429
*	Central Garden & Pet Co., Class A	3,818	148,902
*	Darling Ingredients, Inc.	5,628	348,992
	Edgewell Personal Care Co.	6,894	230,260
	Flowers Foods, Inc.	3,218	73,885
	Fresh Del Monte Produce, Inc.	6,532	159,838
*	Hostess Brands, Inc.	16,079	246,813
	Ingles Markets, Inc., Class A	1,773	84,324
	Inter Parfums, Inc.	2,242	139,408
	J&J Snack Foods Corp.	809	123,502
*	Landec Corp.	2,899	30,903
#	MGP Ingredients, Inc.	1,548	89,629
	Molson Coors Beverage Co., Class B	18,523	929,114
	Natural Grocers by Vitamin Cottage, Inc.	3,317	55,228
*	Nature's Sunshine Products, Inc.	700	11,235
	Nu Skin Enterprises, Inc., Class A	3,425	198,205
	Oil-Dri Corp. of America	612	21,218
*	Performance Food Group Co.	7,866	368,758
*	Post Holdings, Inc.	9,198	872,430
	PriceSmart, Inc.	2,396	224,937
*	Rite Aid Corp.	6,890	181,138
*	Simply Good Foods Co. (The)	9,960	284,258
	SpartanNash Co.	3,200	59,264
#	Tootsie Roll Industries, Inc.	2,343	92,736
#*	TreeHouse Foods, Inc.	3,200	135,136
*	United Natural Foods, Inc.	8,528	230,938
*	US Foods Holding Corp.	9,460	293,165
	Village Super Market, Inc., Class A	1,020	21,491
	Weis Markets, Inc.	2,623	129,262
TOTAL CONSUMER STAPLES			5,979,803
ENERGY — (2.3%)
	Archrock, Inc.	23,412	207,664
*	ChampionX Corp.	17,275	264,135
*	Clean Energy Fuels Corp.	18,714	191,444
	CVR Energy, Inc.	1,928	32,969
	Delek US Holdings, Inc.	6,100	114,436
	DMC Global, Inc.	769	43,964
*	Dril-Quip, Inc.	3,826	115,239
	EnLink Midstream LLC	4,300	16,727
	Equitrans Midstream Corp.	33,280	221,312
*	Exterran Corp.	4,343	18,762
*	Frank's International NV	17,819	49,537
#*	Green Plains, Inc.	3,995	76,744

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
*	Helix Energy Solutions Group, Inc.	20,262	$83,479
	Helmerich & Payne, Inc.	10,616	257,756
	HollyFrontier Corp.	16,243	462,276
	Liberty Oilfield Services, Inc., Class A	3,668	44,089
*	Newpark Resources, Inc.	7,000	16,730
*	NexTier Oilfield Solutions, Inc.	16,455	54,631
*	Oceaneering International, Inc.	7,440	62,868
*	Oil States International, Inc.	4,192	23,475
*	Overseas Shipholding Group, Inc., Class A	4,410	9,129
	Patterson-UTI Energy, Inc.	20,449	125,761
	PBF Energy, Inc., Class A	9,525	80,677
*	ProPetro Holding Corp.	11,646	93,052
#*	Renewable Energy Group, Inc.	3,552	318,259
*	REX American Resources Corp.	817	62,501
*	RPC, Inc.	16,534	73,742
*	Select Energy Services, Inc., Class A	10,900	54,718
	Solaris Oilfield Infrastructure, Inc., Class A	4,372	39,785
	TechnipFMC P.L.C.	35,296	377,314
	US Silica Holdings, Inc.	7,960	64,794
	World Fuel Services Corp.	5,200	159,068
TOTAL ENERGY			3,817,037
FINANCIALS — (25.8%)
	1st Source Corp.	2,313	91,017
	Affiliated Managers Group, Inc.	3,040	334,978
	Alerus Financial Corp.	1,222	29,401
	Alleghany Corp.	1,145	649,043
	Allegiance Bancshares, Inc.	2,314	81,407
	Ally Financial, Inc.	16,505	624,549
	Altabancorp	1,101	35,463
	A-Mark Precious Metals, Inc.	1,200	34,296
	American Equity Investment Life Holding Co.	19,024	555,311
	American Financial Group, Inc.	912	85,856
	American National Bankshares, Inc.	983	27,475
	American National Group, Inc.	819	72,383
	Ameris Bancorp	8,874	347,062
	Ames National Corp.	300	6,753
	Argo Group International Holdings, Ltd.	3,300	133,155
	Arrow Financial Corp.	3,252	95,609
	Associated Banc-Corp	21,145	379,341
	Assured Guaranty, Ltd.	6,600	235,950
*	Athene Holding, Ltd., Class A	16,537	676,198
*	Atlantic Capital Bancshares, Inc.	4,903	87,715
	Atlantic Union Bankshares Corp.	13,696	449,777
	Axis Capital Holdings, Ltd.	8,668	397,861
*	Axos Financial, Inc.	6,130	238,763
	Banc of California, Inc.	11,966	201,627
	BancFirst Corp.	1,764	101,659
*	Bancorp, Inc. (The)	13,502	226,429
	BancorpSouth Bank	12,844	355,137
	Bank of Marin Bancorp	977	36,286
	Bank of NT Butterfield & Son, Ltd. (The)	2,170	65,990
	Bank OZK	16,031	595,712
	BankUnited, Inc.	6,302	218,364
	Banner Corp.	5,341	236,232
	Bar Harbor Bankshares	1,590	34,201
	Berkshire Hills Bancorp, Inc.	5,632	93,379
	BOK Financial Corp.	7,065	521,821
	Boston Private Financial Holdings, Inc.	11,431	139,344

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Bridgewater Bancshares, Inc.	2,992	$38,417
*	Brighthouse Financial, Inc.	4,816	170,294
	Brookline Bancorp, Inc.	7,898	99,436
	Bryn Mawr Bank Corp.	2,274	70,676
	Business First Bancshares, Inc.	1,202	24,401
	Byline Bancorp, Inc.	2,819	45,301
	Cadence BanCorp	9,673	173,340
	Cambridge Bancorp	700	51,450
	Camden National Corp.	1,500	56,325
*	Cannae Holdings, Inc.	687	26,099
	Capital City Bank Group, Inc.	1,405	31,374
	Capitol Federal Financial, Inc.	13,300	165,186
	Cathay General Bancorp	4,950	167,409
	CBTX, Inc.	2,345	61,720
	Central Valley Community Bancorp	1,568	23,990
	Century Bancorp, Inc., Class A	200	15,840
	CIT Group, Inc.	4,010	147,969
	Citizens & Northern Corp.	600	11,466
	City Holding Co.	342	23,615
	Civista Bancshares, Inc.	1,528	26,052
	CNA Financial Corp.	2,441	93,783
	CNB Financial Corp.	2,000	42,060
	Columbia Banking System, Inc.	6,550	252,306
	Comerica, Inc.	13,057	746,860
	Community Bank System, Inc.	2,473	160,374
	Community Trust Bancorp, Inc.	1,921	70,040
	ConnectOne Bancorp, Inc.	4,530	96,263
*	CrossFirst Bankshares, Inc.	3,354	38,571
*	Customers Bancorp, Inc.	3,600	79,992
	CVB Financial Corp.	5,172	100,492
	Donegal Group, Inc., Class A	3,070	42,581
*	Donnelley Financial Solutions, Inc.	3,460	61,899
	Eagle Bancorp, Inc.	2,254	95,772
	East West Bancorp, Inc.	1,938	116,164
	Employers Holdings, Inc.	5,582	170,251
*	Encore Capital Group, Inc.	2,763	82,061
*	Enova International, Inc.	2,508	56,681
*	Enstar Group, Ltd.	1,469	294,108
	Enterprise Financial Services Corp.	2,507	88,522
*	Equity Bancshares, Inc., Class A	709	15,655
	Essent Group, Ltd.	5,009	209,526
	Everest Re Group, Ltd.	2,672	564,006
*	EZCORP, Inc., Class A	3,900	17,511
	Farmers National Banc Corp.	3,131	41,705
	FB Financial Corp.	4,010	149,814
	FBL Financial Group, Inc., Class A	2,662	149,178
	Federal Agricultural Mortgage Corp., Class C	899	68,324
	Fidelity National Financial, Inc.	11,097	402,821
	Financial Institutions, Inc.	1,921	43,972
	First American Financial Corp.	9,623	503,187
	First Bancorp	2,800	95,368
	First BanCorp	20,387	185,522
	First Bancshares, Inc. (The)	1,416	42,395
	First Busey Corp.	4,979	102,916
	First Citizens BancShares, Inc., Class A	421	250,912
	First Commonwealth Financial Corp.	9,700	113,781
	First Community Bancshares, Inc.	1,920	41,203
	First Financial Bancorp	9,890	181,185
	First Financial Corp.	1,600	61,424

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	First Foundation, Inc.	3,764	$76,259
	First Hawaiian, Inc.	10,852	252,309
	First Horizon National Corp.	46,108	640,454
	First Internet Bancorp	300	9,186
	First Interstate BancSystem, Inc., Class A	4,047	156,457
	First Merchants Corp.	5,100	192,117
	First Mid Bancshares, Inc.	1,080	36,580
	First Midwest Bancorp, Inc.	11,500	190,095
	First of Long Island Corp. (The)	2,216	37,074
	Flagstar Bancorp, Inc.	5,068	217,164
	Flushing Financial Corp.	4,109	75,113
	FNB Corp.	31,900	314,534
	FS Bancorp, Inc.	200	10,724
	Fulton Financial Corp.	16,724	224,102
	German American Bancorp, Inc.	2,236	75,644
	Global Indemnity Group LLC, Class A	1,156	31,501
	Globe Life, Inc.	5,416	489,552
	Great Southern Bancorp, Inc.	1,625	79,901
	Great Western Bancorp, Inc.	4,034	96,816
*	Greenlight Capital Re, Ltd., Class A	4,869	36,566
	Guaranty Bancshares, Inc.	800	26,704
	Hancock Whitney Corp.	8,220	280,631
	Hanmi Financial Corp.	3,600	49,752
*	HarborOne Bancrop, Inc.	6,991	75,922
	Heartland Financial USA, Inc.	3,079	131,350
	Heritage Commerce Corp.	6,810	59,792
	Heritage Financial Corp.	3,286	77,550
	Heritage Insurance Holdings, Inc.	3,378	31,483
	Home BancShares, Inc.	7,672	162,646
	HomeStreet, Inc.	700	25,480
	Hope Bancorp, Inc.	15,898	177,740
	Horace Mann Educators Corp.	4,083	159,931
	Horizon Bancorp, Inc.	4,812	76,174
	Independent Bank Corp.	2,779	208,647
	Independent Bank Corp.	2,100	38,556
	Independent Bank Group, Inc.	4,140	254,279
	International Bancshares Corp.	6,191	234,082
	Invesco, Ltd.	36,477	751,061
	Investors Bancorp, Inc.	24,385	280,671
	Investors Title Co.	193	27,599
	James River Group Holdings, Ltd.	237	10,542
	Janus Henderson Group P.L.C.	1,710	52,600
	Jefferies Financial Group, Inc.	14,918	348,335
	Kearny Financial Corp.	8,400	86,940
	Lakeland Bancorp, Inc.	4,740	62,141
	Lincoln National Corp.	8,415	382,798
	Live Oak Bancshares, Inc.	3,877	154,615
	Luther Burbank Corp.	4,158	40,707
	Macatawa Bank Corp.	2,792	23,174
	Marlin Business Services Corp.	1,600	22,800
	Mercantile Bank Corp.	1,524	41,377
	Merchants Bancorp	1,317	39,273
	Mercury General Corp.	3,492	185,111
	Meridian Bancorp, Inc.	6,022	91,233
	Meta Financial Group, Inc.	1,505	58,138
*	Metropolitan Bank Holding Corp.	973	38,589
	MGIC Investment Corp.	18,800	220,336
	Midland States Bancorp, Inc.	1,400	25,746
	MidWestOne Financial Group, Inc.	2,014	49,524

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Mr Cooper Group, Inc.	8,415	$229,140
	MVB Financial Corp.	584	13,087
	National Bank Holdings Corp., Class A	3,100	103,137
	National Western Life Group, Inc., Class A	257	46,260
	Navient Corp.	18,901	212,731
	NBT Bancorp, Inc.	3,620	119,496
	Nelnet, Inc., Class A	2,700	185,733
	New York Community Bancorp, Inc.	43,981	460,041
*	Nicolet Bankshares, Inc.	1,065	72,196
*	NMI Holdings, Inc., Class A	5,329	113,028
*	Northeast Bank	600	15,636
	Northfield Bancorp, Inc.	3,342	41,307
	Northwest Bancshares, Inc.	13,610	173,528
	OceanFirst Financial Corp.	5,544	100,679
*	Ocwen Financial Corp.	1,100	26,906
	OFG Bancorp	4,294	73,771
	Old National Bancorp	16,605	278,798
	Old Republic International Corp.	18,604	336,732
	Old Second Bancorp, Inc.	3,000	29,460
	OneMain Holdings, Inc.	11,496	535,254
	Origin Bancorp, Inc.	2,026	64,001
	Owl Rock Capital Corp.	2,802	36,146
	Pacific Premier Bancorp, Inc.	9,189	305,534
	PacWest Bancorp	11,200	338,128
	Park National Corp.	1,377	148,730
	PCSB Financial Corp.	1,860	27,407
	Peapack-Gladstone Financial Corp.	2,473	58,165
	Pennymac Financial Services, Inc.	6,708	389,064
	Peoples Bancorp, Inc.	2,300	70,150
	Peoples Financial Services Corp.	592	21,324
	People's United Financial, Inc.	44,903	613,375
	Pinnacle Financial Partners, Inc.	8,484	581,409
	Popular, Inc.	9,458	536,741
*	PRA Group, Inc.	3,563	117,472
	Preferred Bank	1,300	62,777
	Premier Financial Corp.	2,900	80,504
	ProAssurance Corp.	3,700	67,821
	PROG Holdings, Inc.	1,166	55,012
	Prosperity Bancshares, Inc.	9,076	612,085
	Provident Financial Services, Inc.	8,011	148,364
	QCR Holdings, Inc.	1,900	73,682
	Radian Group, Inc.	10,501	201,619
	RBB Bancorp	1,856	30,810
	Red River Bancshares, Inc.	588	27,389
	Regional Management Corp.	1,330	37,639
	Reinsurance Group of America, Inc.	5,286	555,294
	Reliant Bancorp, Inc.	1,025	21,064
	Renasant Corp.	5,140	181,956
	Republic Bancorp, Inc., Class A	2,073	74,815
	S&T Bancorp, Inc.	3,883	98,628
	Safety Insurance Group, Inc.	1,300	95,472
	Sandy Spring Bancorp, Inc.	3,095	102,847
	Santander Consumer USA Holdings, Inc.	31,135	688,083
*	Seacoast Banking Corp. of Florida	4,314	131,361
	Sierra Bancorp	2,300	50,301
	Simmons First National Corp., Class A	6,732	166,280
*	Southern First Bancshares, Inc.	900	36,090
	Southern National Bancorp of Virginia, Inc.	2,535	30,597
	Southside Bancshares, Inc.	2,785	87,365

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	State Auto Financial Corp.	2,800	$46,312
	Sterling Bancorp	17,153	316,644
	Stewart Information Services Corp.	2,399	111,266
	Stifel Financial Corp.	10,031	519,806
*	StoneX Group, Inc.	1,100	58,872
	Synovus Financial Corp.	9,239	343,691
	TCF Financial Corp.	12,058	468,574
	Territorial Bancorp, Inc.	1,139	27,177
*	Texas Capital Bancshares, Inc.	3,166	190,657
*	Third Point Reinsurance, Ltd.	10,182	93,980
	Timberland Bancorp, Inc.	1,300	32,825
	Tompkins Financial Corp.	1,260	84,256
	Towne Bank	6,673	154,814
	TriCo Bancshares	2,260	84,298
*	TriState Capital Holdings, Inc.	3,900	71,565
*	Triumph Bancorp, Inc.	2,265	129,875
	TrustCo Bank Corp. NY	10,834	67,387
	Trustmark Corp.	7,604	208,882
	UMB Financial Corp.	2,941	208,723
	Umpqua Holdings Corp.	18,405	267,057
	United Bankshares, Inc.	11,731	371,403
	United Community Banks, Inc.	7,500	223,725
	United Fire Group, Inc.	2,094	57,669
	United Insurance Holdings Corp.	3,336	16,947
	Universal Insurance Holdings, Inc.	2,700	36,153
	Univest Financial Corp.	3,848	86,388
	Unum Group	20,004	464,693
	Valley National Bancorp	34,045	347,599
	Veritex Holdings, Inc.	4,200	107,352
	Voya Financial, Inc.	8,457	469,025
	Waddell & Reed Financial, Inc., Class A	2,853	72,152
	Washington Federal, Inc.	7,282	190,643
	Washington Trust Bancorp, Inc.	1,443	62,886
	Waterstone Financial, Inc.	2,500	46,175
	Webster Financial Corp.	2,576	120,428
	WesBanco, Inc.	6,107	177,103
	West BanCorp, Inc.	1,689	34,793
	White Mountains Insurance Group, Ltd.	265	270,300
	Wintrust Financial Corp.	3,735	224,810
#*	World Acceptance Corp.	255	36,572
	WSFS Financial Corp.	4,737	203,549
	Zions Bancorp NA	17,959	792,710
TOTAL FINANCIALS			42,253,423
HEALTH CARE — (6.6%)
*	Acadia Healthcare Co., Inc.	11,065	560,774
*	Addus HomeCare Corp.	1,800	202,590
*	Alkermes P.L.C.	11,309	237,376
*	Allscripts Healthcare Solutions, Inc.	25,633	422,945
*	Amphastar Pharmaceuticals, Inc.	8,758	159,220
*	AnaptysBio, Inc.	2,665	69,077
*	AngioDynamics, Inc.	8,254	154,680
*	ANI Pharmaceuticals, Inc.	1,000	28,540
*	Anika Therapeutics, Inc.	2,937	108,698
*	Avanos Medical, Inc.	6,554	296,896
*	Brookdale Senior Living, Inc.	16,635	82,177
	Computer Programs and Systems, Inc.	1,766	54,358
*	Covetrus, Inc.	1,940	66,096
*	Cross Country Healthcare, Inc.	5,716	50,072

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	CryoLife, Inc.	1,635	$39,126
*	Eagle Pharmaceuticals, Inc.	541	25,248
*	Enanta Pharmaceuticals, Inc.	856	41,139
*	Envista Holdings Corp.	18,797	668,045
*	Evolent Health, Inc., Class A	6,138	104,776
*	Five Prime Therapeutics, Inc.	4,900	81,928
*	Five Star Senior Living, Inc.	4,274	30,901
*	GlycoMimetics, Inc.	6,500	23,595
*	Harvard Bioscience, Inc.	4,000	18,560
*	HealthStream, Inc.	2,700	62,856
*	Henry Schein, Inc.	7,168	472,013
*	HMS Holdings Corp.	5,845	215,213
*	Innoviva, Inc.	3,719	44,665
*	Inogen, Inc.	2,451	119,927
*	Integer Holdings Corp.	3,470	256,086
*	IntriCon Corp.	988	18,110
	Invacare Corp.	4,957	46,398
*	Jazz Pharmaceuticals P.L.C.	1,971	306,491
*	Lannett Co., Inc.	4,008	31,062
*	Lantheus Holdings, Inc.	2,311	37,600
*	LENSAR, Inc.	858	5,997
	Luminex Corp.	2,803	78,736
*	Magellan Health, Inc.	1,399	131,478
*	MEDNAX, Inc.	7,957	216,987
*	Merit Medical Systems, Inc.	6,459	349,755
#	Mesa Laboratories, Inc.	364	100,879
*	Myriad Genetics, Inc.	9,528	262,496
	National HealthCare Corp.	1,999	128,036
*	Natus Medical, Inc.	3,039	74,060
*	NextCure, Inc.	862	9,991
*	NextGen Healthcare, Inc.	8,824	174,539
*	NuVasive, Inc.	1,284	69,002
#*	OPKO Health, Inc.	18,950	102,520
*	Option Care Health, Inc.	7,963	147,156
*	OraSure Technologies, Inc.	6,825	103,945
*	Orthofix Medical, Inc.	1,806	72,980
	Owens & Minor, Inc.	6,200	180,296
	Patterson Cos., Inc.	5,466	173,163
*»	PDL BioPharma, Inc.	11,311	27,938
	Perrigo Co. P.L.C.	8,666	370,038
#*	PetIQ, Inc.	1,800	62,388
	Premier, Inc., Class A	14,024	474,993
*	Prestige Consumer Healthcare, Inc.	5,713	228,520
*	Select Medical Holdings Corp.	12,954	332,918
*	Supernus Pharmaceuticals, Inc.	6,479	190,418
*	Taro Pharmaceutical Industries, Ltd.	1,756	131,243
*	Triple-S Management Corp., Class B	2,366	55,435
*	United Therapeutics Corp.	5,274	863,987
	Universal Health Services, Inc., Class B	2,370	295,492
	Utah Medical Products, Inc.	200	17,334
*	Vanda Pharmaceuticals, Inc.	6,232	89,367
*	Varex Imaging Corp.	3,366	65,166
TOTAL HEALTH CARE			10,724,491
INDUSTRIALS — (21.4%)
	AAR Corp.	3,926	131,717
	ABM Industries, Inc.	7,322	269,010
*	Acacia Research Corp.	5,600	31,360
	ACCO Brands Corp.	12,100	97,889

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Acme United Corp.	500	$15,680
	Acuity Brands, Inc.	3,266	392,704
	ADT, Inc.	40,371	364,550
*	Aegion Corp.	4,200	77,154
	AGCO Corp.	6,620	734,158
	Air Lease Corp.	13,402	531,121
	Alamo Group, Inc.	1,926	268,850
	Albany International Corp., Class A	2,528	175,747
	Allied Motion Technologies, Inc.	300	13,575
	Altra Industrial Motion Corp.	6,790	349,074
	AMERCO	1,721	795,859
*	American Woodmark Corp.	2,489	215,323
*	API Group Corp.	15,468	277,032
	Apogee Enterprises, Inc.	5,119	179,677
	Applied Industrial Technologies, Inc.	3,189	224,474
	ArcBest Corp.	3,698	171,402
	Arcosa, Inc.	5,463	304,781
	Argan, Inc.	1,958	84,644
*	ASGN, Inc.	5,587	463,218
	Astec Industries, Inc.	5,004	297,588
*	Astronics Corp.	4,400	54,824
	AZZ, Inc.	2,853	135,774
	Barnes Group, Inc.	4,557	219,055
	Barrett Business Services, Inc.	1,644	103,654
*	Beacon Roofing Supply, Inc.	9,961	396,149
	BG Staffing, Inc.	800	10,096
	Boise Cascade Co.	4,406	209,858
	Brady Corp., Class A	3,385	155,405
*	BrightView Holdings, Inc.	10,362	146,933
*	Broadwind, Inc.	2,000	17,620
*	Builders FirstSource, Inc.	8,575	327,994
	CAI International, Inc.	2,100	68,187
	Carlisle Cos., Inc.	4,114	596,242
*	CBIZ, Inc.	6,497	168,337
*	CECO Environmental Corp.	4,496	31,157
*	Chart Industries, Inc.	3,033	364,294
*	CIRCOR International, Inc.	1,900	60,743
*	Civeo Corp.	700	9,723
*	Colfax Corp.	13,493	500,860
	Columbus McKinnon Corp.	2,011	86,855
	Comfort Systems USA, Inc.	2,984	165,403
*	Construction Partners, Inc., Class A	2,768	78,667
*	Covenant Logistics Group, Inc.	1,400	21,126
	CRA International, Inc.	800	42,568
	Cubic Corp.	2,641	161,576
	Curtiss-Wright Corp.	3,659	379,768
*	Ducommun, Inc.	1,300	64,142
*	DXP Enterprises, Inc.	2,400	55,656
*	Dycom Industries, Inc.	2,669	216,563
*	Echo Global Logistics, Inc.	2,944	77,516
	EMCOR Group, Inc.	4,763	420,573
	Encore Wire Corp.	2,332	134,673
	Enerpac Tool Group Corp.	1,205	24,425
	EnerSys	729	59,946
	Ennis, Inc.	2,900	52,780
	EnPro Industries, Inc.	1,928	139,182
	ESCO Technologies, Inc.	2,197	208,891
	Federal Signal Corp.	5,100	166,719
	Flowserve Corp.	11,398	405,313

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Fluor Corp.	3,751	$64,855
	Forward Air Corp.	1,500	107,535
*	FTI Consulting, Inc.	2,388	262,608
*	Gates Industrial Corp. P.L.C.	11,807	166,715
	GATX Corp.	3,924	364,147
*	Gibraltar Industries, Inc.	2,446	219,235
*	GMS, Inc.	4,681	135,702
	Gorman-Rupp Co. (The)	2,300	72,450
*	GP Strategies Corp.	829	10,014
	Graham Corp.	1,600	23,616
	Granite Construction, Inc.	4,392	130,047
*	Great Lakes Dredge & Dock Corp.	6,188	84,342
	Greenbrier Cos., Inc. (The)	3,900	141,102
	Griffon Corp.	6,073	136,400
	H&E Equipment Services, Inc.	613	16,845
*	Harsco Corp.	7,187	119,520
	Heartland Express, Inc.	3,812	71,551
	Heidrick & Struggles International, Inc.	1,841	53,684
	Helios Technologies, Inc.	2,707	147,667
*	Herc Holdings, Inc.	2,549	163,085
	Herman Miller, Inc.	5,040	172,620
	Hexcel Corp.	3,520	153,683
*	Hill International, Inc.	5,321	11,653
	Hillenbrand, Inc.	6,381	262,259
	HNI Corp.	3,597	116,039
	Howmet Aerospace, Inc.	13,756	338,122
*	Hub Group, Inc., Class A	3,629	190,994
	Huntington Ingalls Industries, Inc.	271	42,636
*	Huron Consulting Group, Inc.	2,105	111,481
	Hyster-Yale Materials Handling, Inc.	1,400	125,594
	ICF International, Inc.	1,590	122,637
*	IES Holdings, Inc.	1,681	76,452
	Insteel Industries, Inc.	2,642	66,684
	Interface, Inc.	6,215	62,399
	ITT, Inc.	2,618	195,591
*	JELD-WEN Holding, Inc.	8,461	219,901
	Kadant, Inc.	948	135,517
	Kaman Corp.	2,577	129,778
	KAR Auction Services, Inc.	11,738	216,683
	Kelly Services, Inc., Class A	3,700	72,224
	Kennametal, Inc.	6,954	263,418
	Kimball International, Inc., Class B	4,420	53,438
	Knight-Swift Transportation Holdings, Inc.	15,027	601,080
	Knoll, Inc.	6,629	99,170
	Korn Ferry	4,471	203,878
*	Kratos Defense & Security Solutions, Inc.	7,207	191,274
*	Lawson Products, Inc.	740	36,697
*	LB Foster Co., Class A	1,200	18,180
	LSI Industries, Inc.	4,600	44,183
*	Lydall, Inc.	1,810	54,481
	Macquarie Infrastructure Corp.	8,239	228,962
*	Manitowoc Co., Inc. (The)	4,862	63,887
	ManpowerGroup, Inc.	2,183	193,065
	Marten Transport, Ltd.	9,639	152,778
*	Masonite International Corp.	2,016	200,592
*	MasTec, Inc.	6,612	510,116
*	Matrix Service Co.	2,800	33,012
	Matthews International Corp., Class A	3,913	119,464
	Maxar Technologies, Inc.	5,005	209,559

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	McGrath RentCorp	2,141	$149,420
*	Middleby Corp. (The)	4,866	660,413
	Miller Industries, Inc.	1,008	40,199
*	Mistras Group, Inc.	3,768	26,037
	Moog, Inc., Class A	2,499	184,601
*	MRC Global, Inc.	9,441	65,237
	MSC Industrial Direct Co., Inc., Class A	3,531	273,900
	Mueller Industries, Inc.	3,787	129,326
	Mueller Water Products, Inc., Class A	12,972	155,534
*	MYR Group, Inc.	1,390	77,298
	Nielsen Holdings P.L.C.	21,914	489,340
*	NN, Inc.	1,800	10,854
*	Northwest Pipe Co.	1,003	30,341
*	NOW, Inc.	10,257	85,031
*	NV5 Global, Inc.	1,102	96,238
	nVent Electric P.L.C.	16,017	358,460
*	Orion Group Holdings, Inc.	5,300	28,461
	Oshkosh Corp.	5,984	548,075
	Park Aerospace Corp.	1,800	23,904
	Park-Ohio Holdings Corp.	1,700	47,923
*	PGT Innovations, Inc.	5,433	112,517
	Powell Industries, Inc.	1,186	34,003
	Primoris Services Corp.	4,530	131,846
	Quad/Graphics, Inc.	5,500	25,740
	Quanex Building Products Corp.	3,007	66,124
	Quanta Services, Inc.	11,735	826,965
*	Radiant Logistics, Inc.	3,253	18,867
	Raven Industries, Inc.	2,900	93,583
*	Resideo Technologies, Inc.	12,705	293,485
	Resources Connection, Inc.	4,608	53,176
	REV Group, Inc.	6,021	62,197
	Rexnord Corp.	10,230	387,308
	Rush Enterprises, Inc., Class A	4,808	201,888
	Rush Enterprises, Inc., Class B	800	30,984
	Ryder System, Inc.	5,910	369,907
	Schneider National, Inc., Class B	9,474	198,954
*	Sensata Technologies Holding P.L.C.	13,925	758,912
	Snap-on, Inc.	4,744	853,873
*	SPX FLOW, Inc.	3,378	178,933
	Standex International Corp.	1,132	92,722
	Steelcase, Inc., Class A	9,968	128,886
*	Sterling Construction Co., Inc.	2,100	42,987
*	Team, Inc.	3,400	33,592
	Tennant Co.	1,291	87,465
	Terex Corp.	5,816	207,980
*	Textainer Group Holdings, Ltd.	5,609	101,579
	Textron, Inc.	14,789	669,350
*	Thermon Group Holdings, Inc.	4,079	59,513
	Timken Co. (The)	7,255	548,913
	Titan International, Inc.	6,300	43,470
*	Titan Machinery, Inc.	2,463	52,462
*	TriMas Corp.	3,661	115,871
	Trinity Industries, Inc.	12,519	348,153
	Triton International, Ltd.	7,524	348,662
*	TrueBlue, Inc.	4,541	84,417
*	Tutor Perini Corp.	6,200	92,380
*	U.S. Xpress Enterprises, Inc., Class A	3,436	23,193
	UFP Industries, Inc.	6,173	332,972
	UniFirst Corp.	753	160,238

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Univar Solutions, Inc.	17,481	$324,972
	Universal Logistics Holdings, Inc.	1,545	32,754
*	USA Truck, Inc.	1,200	12,372
	Valmont Industries, Inc.	1,860	358,831
*	Vectrus, Inc.	1,110	57,054
*	Veritiv Corp.	1,624	29,752
	VSE Corp.	1,100	38,060
	Wabash National Corp.	2,348	37,451
	Werner Enterprises, Inc.	4,770	187,175
*	Willdan Group, Inc.	1,100	49,159
*	WillScot Mobile Mini Holdings Corp.	19,771	468,770
*	XPO Logistics, Inc.	1,147	126,640
TOTAL INDUSTRIALS			35,074,784
INFORMATION TECHNOLOGY — (11.4%)
	ADTRAN, Inc.	8,458	145,478
*	Airgain, Inc.	800	18,256
	Alliance Data Systems Corp.	3,345	226,289
*	Alpha & Omega Semiconductor, Ltd.	2,593	74,523
	Amdocs, Ltd.	10,301	727,457
	Amkor Technology, Inc.	32,523	504,757
*	Arlo Technologies, Inc.	5,911	49,712
*	Arrow Electronics, Inc.	10,301	1,005,687
*	Asure Software, Inc.	1,400	11,452
*	Aviat Networks, Inc.	900	32,355
	Avnet, Inc.	10,258	362,210
*	Axcelis Technologies, Inc.	5,040	172,570
*	AXT, Inc.	4,947	51,102
	Bel Fuse, Inc., Class B	1,400	20,412
	Belden, Inc.	3,820	180,457
	Benchmark Electronics, Inc.	7,100	179,843
*	Bm Technologies, Inc.	554	8,022
*	CACI International, Inc., Class A	2,931	707,016
	Cass Information Systems, Inc.	1,356	55,054
*	Cerence, Inc.	1,409	157,681
*	CEVA, Inc.	1,577	92,712
*	Ciena Corp.	4,637	247,569
	Cohu, Inc.	4,104	166,951
	Comtech Telecommunications Corp.	2,182	46,564
*	Concentrix Corp.	5,342	571,167
*	Conduent, Inc.	23,377	112,677
	CSG Systems International, Inc.	500	21,545
	CTS Corp.	3,025	92,262
	Daktronics, Inc.	9,240	44,352
*	Digi International, Inc.	3,896	71,959
*	Diodes, Inc.	4,579	324,102
*	DSP Group, Inc.	2,692	43,422
	DXC Technology Co.	23,848	672,514
	Ebix, Inc.	3,159	164,489
*	EchoStar Corp., Class A	2,992	62,652
*	EMCORE Corp.	2,030	10,170
*	ePlus, Inc.	1,396	117,320
*	Fabrinet	3,130	247,082
*	First Solar, Inc.	10,113	1,002,704
*	Flex, Ltd.	51,247	903,997
	FLIR Systems, Inc.	3,858	200,809
	Hackett Group, Inc. (The)	2,400	32,688
*	Harmonic, Inc.	9,556	74,155
*	Ichor Holdings, Ltd.	2,312	83,463

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	IEC Electronics Corp.	1,800	$26,298
*	Insight Enterprises, Inc.	2,900	220,690
	InterDigital, Inc.	2,595	166,625
*	Intevac, Inc.	4,900	32,830
#*	j2 Global, Inc.	4,203	431,396
	Jabil, Inc.	12,404	513,153
	Juniper Networks, Inc.	23,351	570,231
*	Kimball Electronics, Inc.	3,762	72,118
*	Knowles Corp.	10,756	207,483
	Kulicke & Soffa Industries, Inc.	5,200	185,484
*	KVH Industries, Inc.	2,390	29,899
#*	MagnaChip Semiconductor Corp.	2,721	46,230
	ManTech International Corp., Class A	2,289	205,300
	MAXIMUS, Inc.	2,595	194,781
	Methode Electronics, Inc.	4,413	166,591
	MTS Systems Corp.	1,556	91,088
*	NCR Corp.	10,272	342,674
*	NeoPhotonics Corp.	4,900	54,586
*	NETGEAR, Inc.	3,300	136,587
*	Netscout Systems, Inc.	8,219	240,282
*	ON Semiconductor Corp.	9,558	329,655
*	OneSpan, Inc.	2,800	65,296
*	Onto Innovation, Inc.	4,271	230,848
*	OSI Systems, Inc.	1,612	145,112
	PC Connection, Inc.	2,203	108,145
	PC-Tel, Inc.	2,500	18,400
*	PDF Solutions, Inc.	1,900	36,708
*	PFSweb, Inc.	2,400	16,488
*	Plexus Corp.	2,463	189,454
*	Rambus, Inc.	9,710	184,441
*	Ribbon Communications, Inc.	9,407	68,765
*	Rogers Corp.	1,592	248,463
*	Sanmina Corp.	7,646	237,791
*	ScanSource, Inc.	3,400	82,246
	Science Applications International Corp.	2,137	205,216
#*	SecureWorks Corp., Class A	1,700	23,528
*	SMART Global Holdings, Inc.	2,576	95,698
*	Smith Micro Software, Inc.	2,800	17,808
*	StarTek, Inc.	2,568	22,444
*	Super Micro Computer, Inc.	5,725	177,475
*	Sykes Enterprises, Inc.	4,634	178,826
*	Synaptics, Inc.	2,206	218,879
	SYNNEX Corp.	5,342	436,014
*	TTM Technologies, Inc.	12,821	171,930
*	Ultra Clean Holdings, Inc.	3,588	138,497
*	Veeco Instruments, Inc.	4,000	73,840
*	Verint Systems, Inc.	300	22,149
#*	ViaSat, Inc.	3,553	154,698
*	Virtusa Corp.	539	27,516
	Vishay Intertechnology, Inc.	11,172	240,757
*	Vishay Precision Group, Inc.	1,180	37,748
	Xerox Holdings Corp.	18,930	398,098
*	Zix Corp.	5,035	41,035
TOTAL INFORMATION TECHNOLOGY			18,675,952
MATERIALS — (6.0%)
*	AdvanSix, Inc.	1,863	39,719
*	Allegheny Technologies, Inc.	5,691	96,804
	American Vanguard Corp.	6,700	110,885

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
*	Ampco-Pittsburgh Corp.	768	$4,977
	Ashland Global Holdings, Inc.	6,020	481,540
	Avient Corp.	1,231	47,307
*	Berry Global Group, Inc.	5,721	282,446
	Caledonia Mining Corp., P.L.C.	800	12,024
	Chase Corp.	477	47,814
*	Clearwater Paper Corp.	1,580	60,166
	Domtar Corp.	3,173	95,095
	Element Solutions, Inc.	22,321	380,127
*	Ferro Corp.	7,464	102,928
*	GCP Applied Technologies, Inc.	5,734	142,146
	Glatfelter Corp.	5,460	85,449
	Graphic Packaging Holding Co.	23,691	371,001
	Greif, Inc., Class A	2,231	100,752
	Greif, Inc., Class B	1,321	60,370
	Hawkins, Inc.	1,003	55,095
	Haynes International, Inc.	1,100	25,509
	HB Fuller Co.	4,348	221,270
	Hecla Mining Co.	58,228	331,317
	Huntsman Corp.	25,119	663,644
	Innospec, Inc.	2,373	208,326
*	Koppers Holdings, Inc.	1,800	59,904
*	Kraton Corp.	3,220	90,418
	Kronos Worldwide, Inc.	5,844	82,751
#*	Livent Corp.	12,321	224,489
	Materion Corp.	2,200	150,018
	Mercer International, Inc.	8,142	92,005
	Minerals Technologies, Inc.	3,736	230,250
	Myers Industries, Inc.	1,700	34,085
	Neenah, Inc.	1,383	70,422
	PQ Group Holdings, Inc.	6,274	86,456
*	Ranpak Holdings Corp	5,336	92,526
*	Rayonier Advanced Materials, Inc.	6,900	47,748
	Reliance Steel & Aluminum Co.	7,026	815,578
*	Resolute Forest Products, Inc.	5,311	43,285
	Royal Gold, Inc.	970	103,673
*	Ryerson Holding Corp.	3,158	38,970
	Schnitzer Steel Industries, Inc., Class A	3,293	97,209
	Sensient Technologies Corp.	1,954	137,816
	Silgan Holdings, Inc.	7,412	270,019
	Sonoco Products Co.	7,451	431,487
	Steel Dynamics, Inc.	21,042	721,109
	Stepan Co.	1,820	205,077
	Tecnoglass, Inc.	2,164	14,693
	Trinseo SA	3,249	165,147
*	UFP Technologies, Inc.	718	33,035
*	US Concrete, Inc.	874	38,709
*	Venator Materials P.L.C	800	3,216
	Westlake Chemical Corp.	7,321	559,764
	WestRock Co.	13,638	565,022
	Worthington Industries, Inc.	4,605	241,026
TOTAL MATERIALS			9,772,618
REAL ESTATE — (1.7%)
*	BBX Capital, Inc.	1,472	7,949
	CTO Realty Growth, Inc.	646	27,216
#*	Cushman & Wakefield P.L.C.	9,842	141,036
*	Five Point Holdings LLC, Class A	7,874	49,606
*	Forestar Group, Inc.	4,397	94,492

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
REAL ESTATE — (Continued)
*	FRP Holdings, Inc.	1,100	$47,509
*	Howard Hughes Corp. (The)	6,025	519,174
*	Jones Lang LaSalle, Inc.	5,627	822,724
	Kennedy-Wilson Holdings, Inc.	12,446	213,947
*	Marcus & Millichap, Inc.	5,613	200,552
	Newmark Group, Inc., Class A	21,700	146,692
	RE/MAX Holdings, Inc., Class A	2,141	77,547
#*	Realogy Holdings Corp.	13,150	186,730
	St Joe Co. (The)	4,666	207,637
*	Tejon Ranch Co.	3,140	50,020
TOTAL REAL ESTATE			2,792,831
UTILITIES — (0.3%)
	Genie Energy, Ltd., Class B	2,503	18,472
	New Jersey Resources Corp.	3,084	107,971
	Ormat Technologies, Inc.	3,101	354,010
TOTAL UTILITIES			480,453
TOTAL COMMON STOCKS Cost ($125,631,226)			160,530,530

TEMPORARY CASH INVESTMENTS — (0.9%)
	State Street Institutional U.S. Government Money Market Fund 0.030%	1,483,159	1,483,159
SECURITIES LENDING COLLATERAL — (1.0%)
@§	The DFA Short Term Investment Fund	135,028	1,562,404
TOTAL INVESTMENTS — (100.0%)
(Cost $128,676,789)^^			$163,576,093
As of January 31, 2021, U.S. Sustainability Targeted Value Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	4	03/19/21	$755,309	$741,040	$(14,269)
Total Futures Contracts			$755,309	$741,040	$(14,269)
Summary of the Portfolio's investments as of January 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$5,051,817	—	—	$5,051,817
Consumer Discretionary	25,907,321	—	—	25,907,321
Consumer Staples	5,979,803	—	—	5,979,803
Energy	3,817,037	—	—	3,817,037
Financials	42,253,423	—	—	42,253,423
Health Care	10,696,553	$27,938	—	10,724,491
Industrials	35,074,784	—	—	35,074,784
Information Technology	18,675,952	—	—	18,675,952
Materials	9,772,618	—	—	9,772,618

U.S. Sustainability Targeted Value Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Real Estate	$2,792,831	—	—	$2,792,831
Utilities	480,453	—	—	480,453
Temporary Cash Investments	1,483,159	—	—	1,483,159
Securities Lending Collateral	—	$1,562,404	—	1,562,404
Futures Contracts**	(14,269)	—	—	(14,269)
TOTAL	$161,971,482	$1,590,342	—	$163,561,824
** Valued at the unrealized appreciation/(depreciation) on the investment.

International Sustainability Core 1 Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2021
(Unaudited)
		Shares	Value»
COMMON STOCKS — (96.1%)
AUSTRALIA — (4.9%)
	A2B Australia, Ltd.	17,255	$15,150
	Accent Group, Ltd.	120,472	211,623
	Adairs, Ltd.	73,277	202,276
*	Afterpay, Ltd.	18,498	1,888,363
#*	Alkane Resources, Ltd.	42,032	25,261
	ALS, Ltd.	178,210	1,348,177
	Altium, Ltd.	26,789	624,529
#*	AMA Group, Ltd.	93,199	45,710
	AMP, Ltd.	1,806,296	2,037,412
	Ampol, Ltd.	87,387	1,739,881
	APA Group	62,345	463,555
	Appen, Ltd.	10,703	181,156
	ARB Corp., Ltd.	13,209	352,794
#*	Ardent Leisure Group, Ltd.	46,049	20,706
	Aristocrat Leisure, Ltd.	56,540	1,331,959
	Atlas Arteria, Ltd.	190,197	916,697
	AUB Group, Ltd.	21,409	265,127
#	Aurelia Metals, Ltd.	219,955	68,386
	Austal, Ltd.	74,939	146,249
	Australia & New Zealand Banking Group, Ltd.	160,648	2,892,301
#	Australian Ethical Investment, Ltd.	12,237	65,092
	Australian Finance Group, Ltd.	56,056	116,605
	Australian Pharmaceutical Industries, Ltd.	146,400	141,696
#*	Australian Strategic Materials, Ltd.	8,406	31,919
	Australian Vintage, Ltd.	29,425	13,049
	Auswide Bank, Ltd.	3,218	14,992
	Baby Bunting Group, Ltd.	26,246	103,481
	Bank of Queensland, Ltd.	160,543	971,727
	Bapcor, Ltd.	102,985	588,177
	Base Resources, Ltd.	40,543	8,333
	Beacon Lighting Group, Ltd.	36,860	47,834
	Bell Financial Group, Ltd.	28,791	38,501
#	Bingo Industries, Ltd.	49,484	121,198
#*	Blackmores, Ltd.	5,191	291,017
	Boral, Ltd.	96,241	353,763
	Brambles, Ltd.	217,589	1,750,750
	Bravura Solutions, Ltd.	49,092	113,043
	Breville Group, Ltd.	23,386	514,253
	Brickworks, Ltd.	8,713	123,597
	BWX, Ltd.	36,233	112,996
#*	Cardno, Ltd.	42,097	10,904
	Carsales.com, Ltd.	75,398	1,124,042
#*	Catapult Group International, Ltd.	36,268	46,060
	Cedar Woods Properties, Ltd.	28,763	154,208
	Challenger, Ltd.	288,952	1,458,924
*	Champion Iron, Ltd.	49,204	190,711
*	City Chic Collective, Ltd.	6,211	18,149
	Class, Ltd.	10,274	15,066
*	Clean Seas Seafood, Ltd.	14,344	9,107
#	Clinuvel Pharmaceuticals, Ltd.	6,242	103,913
#	Clover Corp., Ltd.	9,216	10,518
	Coca-Cola Amatil, Ltd.	109,260	1,087,584
	Cochlear, Ltd.	12,828	1,928,808
	Codan, Ltd.	36,432	331,978
	Coles Group, Ltd.	133,704	1,850,902

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#*	Collection House, Ltd.	24,532	$6,562
	Collins Foods, Ltd.	23,791	174,401
	Commonwealth Bank of Australia	124,911	7,930,825
	Computershare, Ltd.	185,306	2,022,566
*	Corporate Travel Management, Ltd.	17,766	224,720
	Credit Corp. Group, Ltd.	11,811	254,248
	Crown Resorts, Ltd.	30,309	221,350
	CSL, Ltd.	30,936	6,413,698
	CSR, Ltd.	173,487	696,081
	Data#3, Ltd.	43,983	189,536
*	Decmil Group, Ltd.	7,268	3,097
*	Deterra Royalties, Ltd.	70,153	230,846
	Dicker Data, Ltd.	14,724	129,496
	Domain Holdings Australia, Ltd.	66,163	250,186
	Domino's Pizza Enterprises, Ltd.	10,182	712,029
	Eagers Automotive, Ltd.	58,507	590,424
	Earlypay, Ltd.	71,990	21,457
#*	Eclipx Group, Ltd.	123,378	159,073
	Elanor Investor Group	5,923	6,877
	Elders, Ltd.	40,393	327,509
#*	Emeco Holdings, Ltd.	163,382	138,732
	EQT Holdings, Ltd.	1,807	37,777
	Estia Health, Ltd.	35,289	50,156
#	EVENT Hospitality and Entertainment, Ltd.	14,335	105,500
	Evolution Mining, Ltd.	151,678	541,709
	Fleetwood, Ltd.	38,317	63,086
#*	Flight Centre Travel Group, Ltd.	27,363	291,827
	Fortescue Metals Group, Ltd.	409,002	6,736,969
*	Freedom Foods Group, Ltd.	19,712	17,005
#*	Galaxy Resources, Ltd.	35,064	71,539
#	Genworth Mortgage Insurance Australia, Ltd.	97,139	168,000
*	Gold Road Resources, Ltd.	19,058	17,343
	GUD Holdings, Ltd.	15,456	140,191
#	GWA Group, Ltd.	107,183	280,721
	Hansen Technologies, Ltd.	54,281	159,933
	Harvey Norman Holdings, Ltd.	115,606	468,214
	Healius, Ltd.	132,352	391,501
#	Helloworld Travel, Ltd.	3,146	5,080
	HT&E, Ltd.	96,349	135,410
#	HUB24, Ltd.	10,689	199,370
#	Humm Group, Ltd.	120,992	104,258
*	Huon Aquaculture Group, Ltd.	4,569	10,474
	IGO, Ltd.	289,297	1,407,483
	Iluka Resources, Ltd.	87,634	429,286
	Imdex, Ltd.	177,130	213,020
#*	Imugene, Ltd.	1,293,602	102,786
	Infomedia, Ltd.	117,763	162,682
	Insurance Australia Group, Ltd.	309,272	1,140,006
*	Intega Group, Ltd.	42,097	10,098
	Integral Diagnostics, Ltd.	48,014	164,232
#	Integrated Research, Ltd.	29,009	56,355
#	InvoCare, Ltd.	24,092	204,553
#*	ioneer, Ltd.	197,318	53,977
	IOOF Holdings, Ltd.	84,231	199,019
	IPH, Ltd.	16,637	80,162
	IRESS, Ltd.	73,649	559,643
*	IVE Group, Ltd.	45,812	43,318
*	James Hardie Industries P.L.C.	70,949	1,983,083
	Japara Healthcare, Ltd.	60,696	34,470

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	JB Hi-Fi, Ltd.	52,162	$2,050,084
	Johns Lyng Group, Ltd.	22,895	53,770
#	Jumbo Interactive, Ltd.	3,096	33,021
	Jupiter Mines, Ltd.	210,857	47,397
#*	Karoon Energy, Ltd.	282,687	215,695
	Kogan.com, Ltd.	20,145	275,000
	Lendlease Corp., Ltd.	101,470	925,124
	Lifestyle Communities, Ltd.	27,462	263,305
	Link Administration Holdings, Ltd.	237,830	861,645
	Lovisa Holdings, Ltd.	11,914	96,448
	Lycopodium, Ltd.	4,037	17,344
#*	Lynas Rare Earths, Ltd.	173,948	631,958
	MACA, Ltd.	118,448	114,112
	Macmahon Holdings, Ltd.	458,170	92,599
	Macquarie Group, Ltd.	32,911	3,282,186
*	Macquarie Telecom Group, Ltd.	1,200	46,252
	Magellan Financial Group, Ltd.	34,708	1,261,038
	McMillan Shakespeare, Ltd.	37,895	364,531
	McPherson's, Ltd.	51,385	53,659
	Medibank Pvt, Ltd.	1,026,846	2,280,928
*	Medusa Mining, Ltd.	27,561	16,452
#*	Mesoblast, Ltd.	101,712	182,947
#*	Metals X, Ltd.	37,047	4,804
	Metcash, Ltd.	596,436	1,553,378
	Michael Hill International, Ltd.	11,133	5,548
	Mineral Resources, Ltd.	61,738	1,608,011
	MNF Group, Ltd.	4,617	15,553
	Moelis Australia, Ltd.	7,704	25,538
	Monadelphous Group, Ltd.	36,458	358,527
	Monash IVF Group, Ltd.	94,248	54,151
#	Money3 Corp., Ltd.	40,376	83,892
#	Mortgage Choice, Ltd.	17,757	18,132
	Mount Gibson Iron, Ltd.	175,033	113,043
#*	Myer Holdings, Ltd.	113,042	26,519
	MyState, Ltd.	14,331	56,911
*	Nanosonics, Ltd.	5,730	29,737
	National Australia Bank, Ltd.	266,979	4,785,623
	Navigator Global Investments, Ltd.	42,354	66,324
#*	nearmap, Ltd.	29,364	47,546
	Netwealth Group, Ltd.	25,677	336,990
	Newcrest Mining, Ltd.	17,257	327,994
#	nib holdings, Ltd.	176,824	743,820
	Nick Scali, Ltd.	24,435	191,233
	Nine Entertainment Co. Holdings, Ltd.	475,801	871,853
	Northern Star Resources, Ltd.	147,760	1,429,912
	NRW Holdings, Ltd.	97,763	211,257
*	Nufarm, Ltd.	152,413	563,136
	Objective Corp., Ltd.	7,029	73,319
#	OM Holdings, Ltd.	12,020	7,879
	Omni Bridgeway, Ltd.	43,725	131,213
	oOh!media, Ltd.	256,149	308,115
	Orica, Ltd.	30,047	348,776
	Orora, Ltd.	366,452	699,778
	Over the Wire Holdings, Ltd.	3,739	10,539
	OZ Minerals, Ltd.	113,447	1,604,672
	Pacific Current Group, Ltd.	10,093	47,453
	Pact Group Holdings, Ltd.	95,712	174,837
	Peet, Ltd.	170,712	160,156
	Pendal Group, Ltd.	82,654	387,603

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Perenti Global, Ltd.	266,230	$262,577
	Perpetual, Ltd.	13,703	336,037
*	Perseus Mining, Ltd.	207,225	183,961
#	Platinum Asset Management, Ltd.	59,485	187,577
#*	Praemium, Ltd.	32,007	19,280
	Premier Investments, Ltd.	29,017	494,183
#	Pro Medicus, Ltd.	21,294	692,011
	Propel Funeral Partners, Ltd.	6,597	15,107
	PWR Holdings, Ltd.	9,899	33,868
	QBE Insurance Group, Ltd.	226,801	1,391,113
	Qube Holdings, Ltd.	142,168	308,061
	Ramelius Resources, Ltd.	127,762	148,070
	Ramsay Health Care, Ltd.	30,049	1,441,878
	REA Group, Ltd.	9,090	1,010,391
*	ReadyTech Holdings, Ltd.	6,970	11,041
*	Red 5, Ltd.	165,130	26,796
#	Reece, Ltd.	46,533	566,634
	Regis Healthcare, Ltd.	41,808	57,680
	Regis Resources, Ltd.	62,969	173,084
*	Reject Shop, Ltd. (The)	3,970	20,390
	Reliance Worldwide Corp., Ltd.	181,940	589,129
#*	Resolute Mining, Ltd.	190,084	98,957
*	Retail Food Group, Ltd.	176,797	10,086
#	Rhipe, Ltd.	11,565	17,008
	Rio Tinto, Ltd.	11,099	928,975
*	RPMGlobal Holdings, Ltd.	20,564	20,065
	Sandfire Resources, Ltd.	78,192	283,268
*	Saracen Mineral Holdings, Ltd.	113,838	418,684
	Seek, Ltd.	98,673	2,102,418
	Servcorp, Ltd.	11,029	24,061
#	Service Stream, Ltd.	118,480	171,743
#	Seven Group Holdings, Ltd.	35,927	610,946
#*	Seven West Media, Ltd.	246,158	67,294
	SG Fleet Group, Ltd.	32,586	59,632
*	Sigma Healthcare, Ltd.	201,340	101,161
*	Silver Lake Resources, Ltd.	106,835	129,378
	Sims Metal Management, Ltd., Sponsored ADR	819	7,781
	Sims, Ltd.	95,028	882,207
	SmartGroup Corp., Ltd.	20,960	112,337
	Sonic Healthcare, Ltd.	89,173	2,330,435
*	Southern Cross Media Group, Ltd.	52,098	85,431
	SRG Global, Ltd.	57,132	19,558
	St Barbara, Ltd.	133,933	223,543
	Star Entertainment Grp, Ltd. (The)	20,445	53,475
	Steadfast Group, Ltd.	167,992	510,603
	Suncorp Group, Ltd.	164,946	1,263,735
#	Sunland Group, Ltd.	10,665	19,721
	Super Retail Group, Ltd.	37,761	322,221
*	Superloop, Ltd.	36,804	26,573
*	Sydney Airport	88,373	384,007
*	Syrah Resources, Ltd.	23,743	18,054
	Tabcorp Holdings, Ltd.	459,565	1,392,657
	Tassal Group, Ltd.	51,172	135,845
	Technology One, Ltd.	77,271	507,446
*	Tiger Resources, Ltd.	41,785	13
*	TPG Telecom, Ltd.	38,385	215,498
	Transurban Group	224,618	2,263,274
	Treasury Wine Estates, Ltd.	120,307	920,437
*	Tuas, Ltd.	30,977	17,603

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Virtus Health, Ltd.	20,226	$88,465
	Vita Group, Ltd.	52,506	42,219
	Viva Energy Group, Ltd.	298,443	397,040
*	Vocus Group, Ltd.	66,344	207,531
#	Webjet, Ltd.	50,023	180,841
	Wesfarmers, Ltd.	48,914	2,030,387
	Western Areas, Ltd.	93,142	165,840
*	Westgold Resources, Ltd.	118,136	210,496
	Westpac Banking Corp.	223,862	3,588,774
	Westpac Banking Corp., Sponsored ADR	2,300	36,892
	WiseTech Global, Ltd.	13,304	315,229
	Woolworths Group, Ltd.	86,876	2,702,167
	Worley, Ltd.	141,812	1,228,908
*	WPP AUNZ, Ltd.	117,442	62,003
*	Xero, Ltd.	10,814	1,066,787
TOTAL AUSTRALIA			133,882,002
AUSTRIA — (0.4%)
	Agrana Beteiligungs AG	2,065	43,905
	ANDRITZ AG	27,149	1,289,722
*	BAWAG Group AG	14,209	617,775
	CA Immobilien Anlagen AG	17,925	771,994
#*	DO & CO AG	711	48,593
*	Erste Group Bank AG	37,177	1,135,355
#*	FACC AG	2,711	33,289
*	Flughafen Wien AG	973	33,308
*	IMMOFINANZ AG	14,671	309,907
#*	Lenzing AG	1,020	131,152
	Mayr Melnhof Karton AG	2,933	582,503
#	Oesterreichische Post AG	10,635	449,764
	Palfinger AG	4,743	168,880
*	POLYTEC Holding AG	4,068	42,092
#*	Porr AG	1,946	32,723
*	Raiffeisen Bank International AG	50,122	979,809
#	Rosenbauer International AG	1,549	74,240
	S IMMO AG	8,477	182,687
#*	S&T AG	11,559	303,365
	Schoeller-Bleckmann Oilfield Equipment AG	5,380	201,963
*	Semperit AG Holding	1,318	41,388
	Strabag SE	3,193	110,047
	Telekom Austria AG	14,061	107,020
	UBM Development AG	1,355	57,665
	UNIQA Insurance Group AG	46,933	363,564
#	Verbund AG	6,493	585,230
	Vienna Insurance Group AG Wiener Versicherung Gruppe	13,332	341,307
	Wienerberger AG	24,650	837,163
	Zumtobel Group AG	10,798	89,024
TOTAL AUSTRIA			9,965,434
BELGIUM — (0.9%)
	Ageas SA	52,253	2,675,195
*	AGFA-Gevaert NV	41,929	194,188
*	Argenx SE, ADR	1,656	485,241
*	Argenx SE	2,483	724,034
	Atenor	431	29,368
	Banque Nationale de Belgique	8	17,355
	Barco NV	25,745	497,356
	Bekaert SA	19,494	670,537

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
BELGIUM — (Continued)
#*	Biocartis Group NV	1,000	$5,462
*	bpost SA	38,773	458,718
*	Cie d'Entreprises CFE	3,011	305,577
*	Deceuninck NV	9,767	28,086
	D'ieteren SA	7,659	603,860
	Econocom Group SA	64,729	199,973
#	Elia Group SA	9,036	1,087,451
	Etablissements Franz Colruyt NV	22,440	1,384,245
*	EVS Broadcast Equipment SA	2,905	53,890
#*	Exmar NV	1,527	5,406
	Fagron	19,167	473,951
*	Galapagos NV	1,355	141,481
*	Galapagos NV	817	85,436
#*	Galapagos NV, Sponsored ADR	491	51,211
	Gimv NV	6,935	413,398
	Immobel SA	3,531	273,856
*	Jensen-Group NV	1,156	32,897
*	KBC Group NV	21,677	1,511,635
#*	Kinepolis Group NV	2,000	81,814
	Lotus Bakeries NV	54	256,640
	Melexis NV	5,690	636,070
#*	Ontex Group NV	26,241	297,595
	Orange Belgium SA	14,983	404,146
*	Oxurion NV	5,875	18,375
	Picanol	86	7,250
	Proximus SADP	79,116	1,667,226
	Recticel SA	12,958	186,962
	Resilux	238	42,275
*	Roularta Media Group NV	245	3,938
*	Sioen Industries NV	1,941	52,888
	Telenet Group Holding NV	12,366	526,904
*	Tessenderlo Group SA	9,945	424,324
	UCB SA	33,713	3,491,057
#	Umicore SA	86,828	4,917,893
	Van de Velde NV	2,854	75,451
TOTAL BELGIUM			25,500,615
CANADA — (8.0%)
*	5N Plus, Inc.	31,797	90,511
#	Absolute Software Corp.	16,200	204,345
	Acadian Timber Corp.	3,400	43,632
#*	AcuityAds Holdings, Inc.	8,300	121,182
	Aecon Group, Inc.	19,264	248,568
#	AG Growth International, Inc.	2,900	80,418
	AGF Management, Ltd., Class B	19,818	100,117
	Agnico Eagle Mines, Ltd.	6,782	473,454
	Agnico Eagle Mines, Ltd.	40,476	2,827,249
*	Aimia, Inc.	32,723	104,407
	AirBoss of America Corp.	4,300	56,056
	Alamos Gold, Inc., Class A	38,803	311,334
	Alamos Gold, Inc., Class A	99,046	792,371
	Alaris Equity Partners Income	9,789	122,482
*	Alcanna, Inc.	5,628	30,148
*	Aleafia Health, Inc.	26,000	14,436
#*	Alexco Resource Corp.	5,397	15,152
	Algoma Central Corp.	1,600	16,879
	Algonquin Power & Utilities Corp.	85,694	1,428,066
	Algonquin Power & Utilities Corp.	9,626	159,984
	Alimentation Couche-Tard, Inc., Class B	133,139	4,060,544

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#	AltaGas, Ltd.	51,256	$761,174
	Altus Group, Ltd.	12,398	474,590
	Andrew Peller, Ltd., Class A	10,400	83,363
*	Aphria, Inc.	9,300	113,274
#*	Argonaut Gold, Inc.	108,800	197,393
*	Aritzia, Inc.	28,727	597,567
*	ATS Automation Tooling Systems, Inc.	13,150	225,620
*	Aura Minerals, Inc.	1,700	18,612
#*	Aurora Cannabis, Inc.	2,673	29,640
	AutoCanada, Inc.	2,455	53,410
	B2Gold Corp.	186,891	923,676
	B2Gold Corp.	215,095	1,064,720
	Badger Daylighting, Ltd.	13,735	400,960
	Bank of Montreal	26,498	1,971,057
	Bank of Montreal	26,327	1,956,359
	Bank of Nova Scotia (The)	96,997	5,173,173
	Bank of Nova Scotia (The)	42,323	2,255,393
	Barrick Gold Corp.	133,822	2,993,598
	Barrick Gold Corp.	13,245	300,195
*	Bausch Health Cos., Inc.	5,662	144,381
	BCE, Inc.	4,008	170,004
	BCE, Inc.	15,082	639,477
	Bird Construction, Inc.	17,846	114,438
#*	BlackBerry, Ltd.	52,256	733,934
#*	BlackBerry, Ltd.	95,364	1,344,632
	BMTC Group, Inc.	1,803	15,326
	Boralex, Inc., Class A	42,788	1,678,728
	Bridgemarq Real Estate Services	1,000	11,519
	Brookfield Asset Management, Inc., Class A	91,981	3,572,542
	BRP, Inc.	9,987	657,365
	BRP, Inc.	2,100	138,411
	CAE, Inc.	47,504	1,073,228
	CAE, Inc.	56,370	1,271,143
	Calian Group, Ltd.	2,800	130,765
	Cameco Corp.	17,976	223,654
	Cameco Corp.	137,838	1,711,948
	Canaccord Genuity Group, Inc.	32,340	296,908
#*	Canada Goose Holdings, Inc.	6,300	210,714
*	Canada Goose Holdings, Inc.	13,772	460,811
	Canadian Imperial Bank of Commerce	46,212	3,938,365
	Canadian Imperial Bank of Commerce	21,605	1,840,314
#	Canadian Tire Corp., Ltd., Class A	20,814	2,698,862
	Canadian Western Bank	13,782	306,626
*	Canfor Corp.	22,314	411,991
	Canfor Pulp Products, Inc.	12,900	85,647
*	Canopy Growth Corp.	1,800	72,056
#*	Canopy Growth Corp.	23,776	952,704
	CanWel Building Materials Group, Ltd.	6,923	39,467
*	Capstone Mining Corp.	19,300	39,996
	Cascades, Inc.	38,997	472,691
	CCL Industries, Inc., Class B	86,298	3,959,416
*	Celestica, Inc.	12,726	102,699
*	Celestica, Inc.	10,522	85,328
	Centerra Gold, Inc.	75,507	782,376
	Cervus Equipment Corp.	4,800	46,771
#	CES Energy Solutions Corp.	67,953	74,396
#*	CGI, Inc.	29,764	2,382,608
*	CGI, Inc.	27,423	2,198,129
#	Chesswood Group, Ltd.	1,100	7,837

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#*	China Gold International Resources Corp., Ltd.	34,632	$69,603
	CI Financial Corp.	87,586	1,087,676
#	Cineplex, Inc.	12,975	106,540
#	Cogeco Communications, Inc.	7,025	598,752
	Cogeco, Inc.	2,229	160,314
#	Colliers International Group, Inc.	4,681	412,697
	Colliers International Group, Inc.	8,051	711,386
	Computer Modelling Group, Ltd.	38,654	179,252
	Constellation Software, Inc.	2,958	3,603,451
*	Copper Mountain Mining Corp.	14,100	23,596
	Corby Spirit and Wine, Ltd.	4,000	53,021
	Corus Entertainment, Inc., Class B	81,390	301,692
*	CRH Medical Corp.	31,201	66,855
*	CRH Medical Corp.	3,300	7,029
*	Denison Mines Corp.	45,000	29,912
*	Descartes Systems Group, Inc. (The)	600	36,589
*	Descartes Systems Group, Inc. (The)	7,600	464,056
	Dexterra Group, Inc.	2,800	13,138
#*	DIRTT Environmental Solutions	19,000	42,940
	Dollarama, Inc.	49,995	1,954,448
*	Dorel Industries, Inc., Class B	5,728	66,563
	DREAM Unlimited Corp., Class A	11,824	190,848
	Dundee Precious Metals, Inc.	20,225	128,586
	ECN Capital Corp.	71,719	381,380
*	EcoSynthetix, Inc.	10,000	37,537
#	E-L Financial Corp., Ltd.	600	379,120
*	Eldorado Gold Corp.	38,946	437,041
*	Eldorado Gold Corp.	25,500	285,855
	Element Fleet Management Corp.	156,452	1,453,490
	Empire Co., Ltd., Class A	70,349	1,943,640
#	Enbridge, Inc.	32,057	1,076,974
#	Enbridge, Inc.	112,805	3,790,248
#	Endeavour Mining Corp.	48,434	1,028,709
*	Endeavour Silver Corp.	13,413	66,501
	Enerflex, Ltd.	52,280	269,015
	Enghouse Systems, Ltd.	12,700	583,182
	Ensign Energy Services, Inc.	27,178	21,891
	Equitable Group, Inc.	1,900	153,664
*	ERO Copper Corp.	20,256	295,742
	Evertz Technologies, Ltd.	9,230	92,390
	Exco Technologies, Ltd.	6,124	46,454
#	Extendicare, Inc.	14,600	70,103
	Fairfax Financial Holdings, Ltd.	6,706	2,432,882
#	Fiera Capital Corp.	25,394	216,457
	Finning International, Inc.	61,742	1,289,158
	Firm Capital Mortgage Investment Corp.	4,200	42,961
#*	First Majestic Silver Corp.	8,237	148,604
#*	First Majestic Silver Corp.	7,400	134,088
	First National Financial Corp.	2,500	85,435
	First Quantum Minerals, Ltd.	90,650	1,509,945
	FirstService Corp.	6,501	889,662
	FirstService Corp.	4,815	657,739
*	Fission Uranium Corp.	18,500	4,991
#*	Fortuna Silver Mines, Inc.	43,326	335,088
*	Galiano Gold, Inc.	10,852	12,475
*	GDI Integrated Facility Services, Inc.	4,100	136,586
*	Gear Energy, Ltd.	26,600	5,304
	Genworth MI Canada, Inc.	14,538	494,320
	George Weston, Ltd.	31,411	2,273,628

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Gibson Energy, Inc.	53,836	$815,486
#	goeasy, Ltd.	1,700	124,195
*	GoldMoney, Inc.	13,300	32,970
#*	Great Canadian Gaming Corp.	13,700	456,934
	Great-West Lifeco, Inc.	44,633	1,019,186
	Guardian Capital Group, Ltd., Class A	4,250	86,412
	Hardwoods Distribution, Inc.	5,100	109,039
*	Headwater Exploration, Inc.	21,500	47,245
*	Heroux-Devtek, Inc.	5,777	57,601
	High Liner Foods, Inc.	1,530	14,106
	HLS Therapeutics, Inc.	2,100	26,883
*	Home Capital Group, Inc.	20,300	479,104
	Hudbay Minerals, Inc.	20,428	116,235
	Hudbay Minerals, Inc.	64,431	366,810
	Hydro One, Ltd.	61,329	1,421,058
	iA Financial Corp., Inc.	57,931	2,581,356
*	IAMGOLD Corp.	88,246	299,502
*	IAMGOLD Corp.	82,154	277,681
*	IBI Group, Inc.	11,900	83,940
	IGM Financial, Inc.	41,674	1,104,463
*	Imperial Metals Corp.	2,300	7,896
	Information Services Corp.	2,743	45,368
#	Innergex Renewable Energy, Inc.	59,433	1,362,718
	Intact Financial Corp.	25,232	2,782,179
#	Inter Pipeline, Ltd.	70,501	707,353
*	Interfor Corp.	23,242	433,124
*	Intertain Group, Ltd. (The)	1,300	12,172
	Intertape Polymer Group, Inc.	25,100	450,868
#	Invesque, Inc.	4,700	8,930
*	Ivanhoe Mines, Ltd., Class A	98,358	469,965
#	Jamieson Wellness, Inc.	10,674	299,248
*	Karora Resources, Inc.	11,100	28,732
	K-Bro Linen, Inc.	1,606	45,213
#	Keyera Corp.	23,697	445,124
*	Kinaxis, Inc.	7,060	980,036
	Kinross Gold Corp.	298,651	2,085,594
	Kinross Gold Corp.	173,833	1,213,354
#	Kirkland Lake Gold, Ltd.	34,944	1,342,848
	Kirkland Lake Gold, Ltd.	3,908	150,145
*	Knight Therapeutics, Inc.	23,582	97,555
	KP Tissue, Inc.	2,300	18,562
	Labrador Iron Ore Royalty Corp.	10,700	266,506
	Lassonde Industries, Inc., Class A	600	81,736
#	Laurentian Bank of Canada	6,444	155,714
	Leon's Furniture, Ltd.	16,465	265,243
*	Lightspeed POS Inc.	2,664	172,947
	Linamar Corp.	9,576	488,853
	Loblaw Cos., Ltd.	34,657	1,673,556
	Logistec Corp., Class B	600	16,657
*	Lucara Diamond Corp.	75,030	44,593
#*	Lundin Gold, Inc.	6,200	49,600
	Lundin Mining Corp.	117,800	1,050,182
	Magellan Aerospace Corp.	3,300	23,252
	Magna International, Inc.	8,200	577,511
	Magna International, Inc.	56,739	3,985,915
*	Mainstreet Equity Corp.	540	32,693
	Martinrea International, Inc.	20,800	220,565
*	Mav Beauty Brands, Inc.	5,500	29,849
*	MDF Commerce, Inc.	1,302	15,171

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Melcor Developments, Ltd.	3,500	$25,975
	Metro, Inc.	50,180	2,169,253
	Morguard Corp.	1,253	106,805
#	Morneau Shepell, Inc.	17,644	432,287
*	Mountain Province Diamonds, Inc.	5,600	2,671
	MTY Food Group, Inc.	1,707	68,369
#	Mullen Group, Ltd.	27,221	220,110
	National Bank of Canada	122,880	6,906,264
#	Neo Performance Materials, Inc.	4,400	52,301
*	New Gold, Inc.	213,798	404,607
	NFI Group, Inc.	11,978	263,774
	Norbord, Inc.	4,800	207,428
	Norbord, Inc.	8,163	352,070
	North American Construction Group, Ltd.	16,830	155,173
	North West Co., Inc. (The)	21,305	539,310
*	Novagold Resources, Inc.	8,500	77,520
	Nutrien, Ltd.	19,369	952,374
#*	OceanaGold Corp.	248,830	437,824
	Open Text Corp.	9,500	425,541
	Open Text Corp.	32,932	1,475,024
	Osisko Gold Royalties, Ltd.	21,771	243,290
	Osisko Gold Royalties, Ltd.	15,112	169,254
#*	Osisko Mining, Inc.	6,095	14,823
#	Pan American Silver Corp.	8,533	276,070
#	Pan American Silver Corp.	47,708	1,548,605
#	Park Lawn Corp.	3,070	74,016
	Parkland Corp.	82,198	2,466,422
	Pason Systems, Inc.	45,541	302,716
	Pembina Pipeline Corp.	69,773	1,835,030
*	Photon Control, Inc.	37,200	63,418
	Pinnacle Renewable Energy, Inc.	3,100	22,667
	Pizza Pizza Royalty Corp.	3,756	27,757
*	Points International, Ltd.	4,835	65,611
	Polaris Infrastructure, Inc.	6,700	109,715
	Pollard Banknote, Ltd.	1,300	36,700
*	Precision Drilling Corp.	3,342	65,108
#*	Precision Drilling Corp.	611	11,915
#*	Premier Gold Mines, Ltd.	36,029	89,034
#	Premium Brands Holdings Corp.	6,947	567,766
*	Pretium Resources, Inc.	12,456	134,774
*	Pretium Resources, Inc.	10,824	116,810
	Quarterhill, Inc.	53,700	107,925
	Quebecor, Inc., Class B	61,180	1,464,014
*	Real Matters, Inc.	26,958	353,116
	Recipe Unlimited Corp.	2,400	30,630
#	Restaurant Brands International, Inc.	6,200	357,624
	Restaurant Brands International, Inc.	16,764	967,283
#	RF Capital Group, Inc.	12,724	16,418
	Richelieu Hardware, Ltd.	17,753	520,199
	Ritchie Bros Auctioneers, Inc.	5,562	328,435
	Ritchie Bros Auctioneers, Inc.	26,330	1,551,100
	Rogers Communications, Inc., Class B	33,549	1,514,067
	Rogers Communications, Inc., Class B	41,011	1,848,776
#	Rogers Sugar, Inc.	13,200	56,258
*	Roxgold, Inc.	20,000	21,740
	Royal Bank of Canada	117,992	9,550,086
	Royal Bank of Canada	79,396	6,420,754
	Russel Metals, Inc.	20,515	368,348
*	Sabina Gold & Silver Corp.	10,300	20,701

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	Sandstorm Gold, Ltd.	26,231	$169,232
	Saputo, Inc.	9,564	250,777
#	Savaria Corp.	8,200	107,474
	Secure Energy Services, Inc.	57,057	114,672
	Shaw Communications, Inc., Class B	32,401	555,916
	Shaw Communications, Inc., Class B	131,742	2,256,740
#	ShawCor, Ltd.	38,300	121,003
*	Shopify, Inc., Class A	100	109,035
*	Shopify, Inc., Class A	2,505	2,751,968
#	Sienna Senior Living, Inc.	8,300	85,353
*	Sierra Wireless, Inc.	3,326	61,565
*	Sierra Wireless, Inc.	8,319	153,985
	Sleep Country Canada Holdings, Inc.	19,005	390,875
#	SNC-Lavalin Group, Inc.	57,551	952,770
*	Spin Master Corp.	13,655	290,452
#	Sprott, Inc.	1,570	44,580
#*	SSR Mining, Inc.	22,697	398,999
#*	SSR Mining, Inc.	28,100	494,419
	Stantec, Inc.	31,658	1,123,967
	Stantec, Inc.	11,760	417,480
	Stelco Holdings, Inc.	5,170	83,286
	Stella-Jones, Inc.	28,343	1,018,686
*	Steppe Gold, Ltd.	5,600	10,423
*	Storm Resources, Ltd.	22,900	41,189
	Sun Life Financial, Inc.	20,011	924,849
	Sun Life Financial, Inc.	24,439	1,130,548
*	SunOpta, Inc.	5,100	72,188
#	Superior Plus Corp.	85,262	806,780
*	Taseko Mines, Ltd.	44,100	53,455
	TELUS Corp.	9,416	194,321
*	TeraGo, Inc.	1,600	7,858
*	Teranga Gold Corp.	23,240	229,901
	TerraVest Industries, Inc.	4,200	51,894
	TFI International, Inc.	21,982	1,460,138
	Thomson Reuters Corp.	4,883	398,163
	Thomson Reuters Corp.	14,658	1,195,360
#	Tidewater Midstream and Infrastructure, Ltd.	47,657	33,169
	Timbercreek Financial Corp.	26,030	175,874
*	TMAC Resources, Inc.	3,200	5,505
	TMX Group, Ltd.	3,526	340,095
*	Topicus.com, Inc.	5,315	19,994
*	Torex Gold Resources, Inc.	22,607	297,714
	Toromont Industries, Ltd.	31,164	2,091,979
	Toronto-Dominion Bank (The)	72,925	4,132,274
	Toronto-Dominion Bank (The)	64,586	3,654,922
	Total Energy Services, Inc.	21,170	51,321
	Transcontinental, Inc., Class A	16,600	266,379
*	TransGlobe Energy Corp.	3,755	3,876
#*	Trevali Mining Corp.	30,400	4,517
#*	Trican Well Service, Ltd.	145,160	194,114
	Tricon Residential, Inc.	43,980	419,594
*	Trisura Group, Ltd.	1,000	67,363
*	Turquoise Hill Resources, Ltd.	31,737	349,949
	Uni-Select, Inc.	11,719	62,226
	VersaBank	2,200	18,908
*	Viemed Healthcare Inc.	3,400	28,526
	Wajax Corp.	7,400	109,951
*	Wall Financial Corp.	300	4,117
*	Wesdome Gold Mines, Ltd.	23,300	177,836

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#	West Fraser Timber Co., Ltd.	21,288	$1,364,097
#	Western Forest Products, Inc.	179,553	176,920
	Wheaton Precious Metals Corp.	43,448	1,784,409
*	WildBrain, Ltd.	18,132	34,173
	Winpak, Ltd.	4,811	151,356
	WSP Global, Inc.	37,195	3,464,262
	Yamana Gold, Inc.	202,845	947,007
	Yamana Gold, Inc.	69,675	324,685
#	Yellow Pages, Ltd.	6,064	58,328
TOTAL CANADA			219,401,648
CHINA — (0.0%)
	CITIC Telecom International Holdings, Ltd.	326,000	102,809
*	Hanfeng Evergreen, Inc.	2,300	0
	K Wah International Holdings, Ltd.	346,000	163,034
	TK Group Holdings, Ltd.	52,000	19,290
TOTAL CHINA			285,133
DENMARK — (2.7%)
*	ALK-Abello A.S.	1,357	530,593
	Alm Brand A.S.	23,269	260,187
	Ambu A.S., Class B	11,796	555,501
*	Bang & Olufsen A.S.	19,113	92,567
*	BankNordik P/F	744	18,293
*	Bavarian Nordic A.S.	3,967	141,386
*	Better Collective A/S	3,221	76,034
*	Brodrene Hartmann A.S.	980	78,165
	Carlsberg A.S., Class B	10,034	1,465,888
	Chemometec A/S	2,729	226,110
*	Chr Hansen Holding A.S.	25,592	2,315,282
	Coloplast A.S., Class B	14,486	2,162,294
*	Columbus A.S.	25,172	50,299
	D/S Norden A.S.	6,475	115,605
*	Danske Bank A.S.	138,951	2,365,485
#*	Demant A.S.	34,795	1,247,135
*	Drilling Co. of 1972 A.S. (The)	1,128	30,882
	DSV Panalpina A.S.	579	90,300
*	FLSmidth & Co. A.S.	15,918	556,355
	Fluegger Group A.S.	89	10,566
*	Genmab A.S.	9,225	3,672,882
	GN Store Nord A.S.	33,366	2,541,920
	H Lundbeck A.S.	35,153	1,250,738
*	H+H International A.S., Class B	1,880	44,827
#*	ISS A.S.	49,080	842,908
*	Jeudan A.S.	930	38,096
*	Jyske Bank A.S.	20,310	759,142
*	Matas A.S.	14,681	182,035
*	Netcompany Group A.S.	10,976	1,023,940
*	Nilfisk Holding A.S.	9,487	210,168
*	NKT A.S.	13,588	556,785
	NNIT A.S.	5,720	98,288
	North Media A.S.	819	10,672
	Novo Nordisk A.S., Sponsored ADR	14,665	1,020,684
	Novo Nordisk A.S., Class B	279,098	19,444,252
	Novozymes A.S., Class B	63,828	3,830,858
*	NTG Nordic Transport Group A.S., Class A	274	9,885
#	Orsted A.S.	18,900	3,589,621
	Pandora A.S.	48,757	4,691,708

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
DENMARK — (Continued)
*	Parken Sport & Entertainment A.S.	758	$8,582
	Per Aarsleff Holding A.S.	7,318	338,237
	Ringkjoebing Landbobank A.S.	10,753	944,673
	Royal Unibrew A.S.	22,246	2,196,019
	RTX A.S.	2,621	87,065
	Schouw & Co., A.S.	2,836	285,355
	SimCorp A.S.	11,513	1,490,175
	Solar A.S., Class B	3,406	222,307
*	SP Group A.S.	235	12,503
*	Spar Nord Bank A.S.	14,753	134,484
*	Sydbank A.S.	12,677	263,396
*	TCM Group A.S.	1,025	23,232
*	Tivoli A.S.	451	51,566
	Topdanmark A.S.	18,131	837,180
#	Tryg A.S.	48,757	1,516,840
	Vestas Wind Systems A.S.	37,216	7,990,934
*	Vestjysk Bank A.S.	80,297	34,586
*	Zealand Pharma A.S.	8,046	257,114
TOTAL DENMARK			72,902,584
FINLAND — (2.0%)
	Ahlstrom-Munksjo Oyj	12,167	262,767
	Aktia Bank Oyj	19,393	224,145
	Alma Media Oyj	11,511	126,175
#	Altia Oyj	9,107	119,947
	Aspo Oyj	7,277	75,322
#*	BasWare Oyj	1,360	64,681
#*	Bittium Oyj	1,503	11,977
	Cargotec Oyj, Class B	15,190	659,861
*	Caverion Oyj	43,041	309,684
#	Citycon Oyj	10,844	106,242
	Digia Oyj	6,198	56,442
	Elisa Oyj	32,879	1,957,511
	Enento Group Oyj	3,129	119,983
	Fiskars Oyj Abp	7,258	136,329
*	F-Secure Oyj	24,377	114,428
	Harvia Oyj	2,024	57,646
	Huhtamaki Oyj	37,122	1,820,301
	Ilkka-Yhtyma Oyj	2,760	14,432
	Kamux Corp.	7,138	118,272
	Kemira Oyj	36,727	621,678
#	Kesko Oyj, Class A	74,404	1,808,483
	Kesko Oyj, Class B	168,510	4,375,633
	Kojamo Oyj	21,006	447,655
	Kone Oyj, Class B	49,145	3,865,011
	Konecranes Oyj	23,033	837,516
	Lassila & Tikanoja Oyj	12,490	217,554
*	Marimekko Oyj	490	27,709
	Metsa Board Oyj	55,314	594,523
	Metso Outotec Oyj	204,823	2,043,733
	Neles Oyj	29,888	384,695
	Neste Oyj	99,198	6,987,564
*	Nokia Oyj	725,369	3,485,825
*	Nokia Oyj	4,241	20,495
	Nokian Renkaat Oyj	24,485	896,521
*	Nordea Bank Abp	126,848	1,028,066
*	Nordea Bank Abp	240,493	1,952,338
	Olvi Oyj, Class A	2,822	150,604
	Oriola Oyj, Class A	365	988

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
	Oriola Oyj, Class B	67,247	$165,287
	Orion Oyj, Class A	6,153	284,799
	Orion Oyj, Class B	30,302	1,390,301
*	Outokumpu Oyj	114,172	531,592
*	Pihlajalinna Oyj	935	11,232
	Ponsse Oyj	4,349	168,104
*	QT Group Oyj	4,743	392,669
	Raisio Oyj, Class V	25,934	111,583
	Revenio Group Oyj	5,150	313,855
	Rovio Entertainment Oyj	6,030	50,142
	Sampo Oyj, Class A	70,228	2,952,496
	Sanoma Oyj	35,518	680,220
	Scanfil Oyj	1,516	11,644
	Stora Enso Oyj, Class R	133,081	2,415,107
#*	Tecnotree Oyj	22,408	17,103
	Teleste Oyj	1,086	6,751
	Terveystalo Oyj	28,945	370,820
	TietoEVRY Oyj	43,428	1,426,965
	Tikkurila Oyj	19,607	781,283
	Tokmanni Group Corp.	19,408	375,696
	UPM-Kymmene Oyj	48,131	1,719,817
	Uponor Oyj	21,212	498,444
	Vaisala Oyj, Class A	7,610	365,899
#	Valmet Oyj	61,103	1,956,079
	Wartsila Oyj Abp	141,367	1,385,701
#	YIT Oyj	52,566	312,456
TOTAL FINLAND			54,798,781
FRANCE — (8.5%)
	ABC arbitrage	3,408	30,614
*	Aeroports de Paris	4,757	545,940
*	Airbus SE	82,893	8,335,521
*	Akka Technologies	4,578	127,475
	AKWEL	1,450	37,176
	ALD SA	46,386	636,184
*	Alstom SA	54,744	2,968,196
	Altamir	1,314	31,886
*	Alten SA	15,685	1,651,461
*	Amundi SA	9,438	702,390
	Arkema SA	26,085	2,886,555
	Assystem SA	1,932	62,701
*	ATEME SA	2,676	54,763
*	Atos SE	36,852	2,828,005
	Aubay	2,680	119,773
	AXA SA	237,796	5,268,215
*	Axway Software SA	4,228	123,422
	Bastide le Confort Medical	1,130	71,704
	Beneteau SA	13,553	184,982
*	Bigben Interactive	8,334	195,644
	BioMerieux	6,514	1,006,968
*	BNP Paribas SA	73,383	3,519,130
	Boiron SA	1,586	65,877
	Bonduelle SCA	4,870	119,842
	Bouygues SA	44,663	1,752,209
*	Bureau Veritas SA	84,521	2,217,809
	Burelle SA	32	34,146
	Capgemini SE	40,243	5,815,551
	Carrefour SA	252,241	4,277,366
#*	Casino Guichard Perrachon SA	9,818	333,010

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	CBo Territoria	3,645	$15,912
*	Cegedim SA	3,576	102,069
*	CGG SA	163,986	165,331
	Chargeurs SA	2,501	56,051
*	Cie de Saint-Gobain	41,488	2,062,418
	Cie des Alpes	3,810	80,381
	Cie Plastic Omnium SA	12,731	498,891
*	Claranova SADIR	1,540	11,808
*	CNP Assurances	64,579	978,763
*	Coface SA	31,664	311,491
*	Credit Agricole SA	159,745	1,808,011
	Danone SA	59,879	3,981,869
*	Dassault Aviation SA	711	741,314
	Dassault Systemes SE	10,738	2,143,556
	Dassault Systemes SE, Sponsored ADR	1,000	200,560
	Delta Plus Group	636	61,243
*	Derichebourg SA	33,712	227,874
#	Edenred	103,446	5,603,030
*	Eiffage SA	36,021	3,269,540
	Elior Group SA	24,381	153,605
*	Elis SA	44,162	665,137
#*	Erytech Pharma SA	1,777	18,291
*	ESI Group	696	36,051
	EssilorLuxottica SA	10,638	1,504,827
*	Eurofins Scientific SE	45,220	4,340,519
#*	Europcar Mobility Group	29,582	23,428
	Eutelsat Communications SA	112,439	1,339,024
*	Exel Industries, Class A	246	19,708
*	Faurecia SE	36,465	1,908,258
*	Fnac Darty SA	7,344	412,830
	Gaztransport Et Technigaz SA	8,725	794,750
#*	Getlink SE	70,388	1,084,726
*	GL Events	2,714	26,966
*	Groupe Crit	1,234	95,257
	Groupe Gorge SA	547	10,062
	Guerbet	757	30,605
	Haulotte Group SA	9,012	65,867
#	Hermes International	4,620	4,713,954
*	HEXAOM	929	40,099
*	ID Logistics Group	701	190,980
	Iliad SA	5,805	1,073,532
	Imerys SA	3,586	169,326
	Infotel SA	1,221	61,439
	Ipsen SA	17,707	1,544,790
	IPSOS	16,678	533,099
	Jacquet Metals SA	4,428	77,065
*	JCDecaux SA	30,029	583,438
	Kaufman & Broad SA	11,998	549,669
	Kering SA	11,053	7,254,449
#*	Korian SA	14,400	532,060
#*	Lagardere SCA	30,741	714,552
	Laurent-Perrier	417	37,530
	Lectra	10,147	289,397
	Legrand SA	42,791	3,931,932
	Linedata Services	868	31,582
*	LISI	5,977	136,704
	LNA Sante SA	837	50,050
	L'Oreal SA	22,712	7,990,083
*	Lumibird	872	16,163

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	LVMH Moet Hennessy Louis Vuitton SE	51,744	$31,284,165
*	Maisons du Monde SA	17,092	298,694
	Manitou BF SA	3,459	115,029
	Manutan International	280	26,363
*	Mersen SA	3,538	108,017
*	Metropole Television SA	12,534	212,949
*	Natixis SA	339,421	1,277,668
#*	Neoen SA	4,907	345,980
*	Nexans SA	9,508	707,156
	Nexity SA	25,046	1,128,253
*	NRJ Group	6,886	52,074
*	Oeneo SA	5,443	73,490
*	OL Groupe SA	2,891	6,918
#	Orange SA, Sponsored ADR	5,900	69,325
	Orange SA	626,166	7,348,948
*	Orpea SA	7,981	1,104,260
	Pernod Ricard SA	15,406	2,903,445
#	Pharmagest Interactive	942	131,079
*	Plastivaloire	1,044	8,875
	Publicis Groupe SA	110,401	5,713,753
	Quadient SA	11,879	259,321
*	Recylex SA	633	532
#	Remy Cointreau SA	7,236	1,342,119
#*	Renault SA	49,899	2,122,131
*	Rexel SA	141,444	2,152,330
	Robertet SA	52	60,142
*	Rothschild & Co.	7,937	270,917
	Rubis SCA	39,007	1,765,526
*	Safran SA	33,017	4,150,487
	Samse SA	4	752
	Sanofi	69,950	6,578,675
#	Sartorius Stedim Biotech	3,659	1,530,866
*	Savencia SA	995	72,430
	Schneider Electric SE	48,655	7,121,177
	Schneider Electric SE	278	40,642
*	SCOR SE	88,063	2,677,871
	SEB SA	8,991	1,708,630
	Seche Environnement SA	652	33,574
	SES SA	117,777	1,003,963
*	SMCP S.A.	4,221	21,156
#	Societe BIC SA	6,833	389,988
*	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	419	31,021
*	Societe Generale SA	99,268	1,850,653
	Societe pour l'Informatique Industrielle	3,552	90,916
*	Sodexo SA	42,578	3,788,413
#*	Solocal Group	17,197	55,180
	Somfy SA	1,778	308,430
*	Sopra Steria Group	10,071	1,670,712
*	SPIE SA	43,053	950,685
	Stef SA	699	63,537
	Suez SA	83,186	1,707,272
	Sword Group	3,773	156,396
*	Synergie SE	3,765	143,719
*	Tarkett SA	7,704	137,592
	Teleperformance	10,663	3,487,675
*	Television Francaise 1	28,059	243,225
	Thales SA	31,597	2,835,107
	Thermador Groupe	1,388	122,856
#	Tikehau Capital SCA	849	23,064

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Total Gabon	153	$24,654
	Trigano SA	1,559	274,108
*	Ubisoft Entertainment SA	33,116	3,311,073
*	Union Financiere de France BQE SA	1,214	30,911
	Valeo SA	49,194	1,831,348
#*	Valneva SE	6,094	69,878
	Verallia SASU	404	13,278
	Vetoquinol SA	354	37,015
	VIEL & Cie SA	300	1,996
	Vilmorin & Cie SA	2,438	150,892
	Vinci SA	69,078	6,405,475
*	Virbac SA	1,307	340,195
#	Vivendi SA	57,841	1,777,355
*	Vranken-Pommery Monopole SA	575	9,731
*	Wavestone	2,234	81,922
*	Worldline SA	39,332	3,324,732
TOTAL FRANCE			232,947,117
GERMANY — (6.9%)
	1&1 Drillisch AG	23,647	573,946
	7C Solarparken AG	12,579	67,341
*	Aareal Bank AG	18,793	428,127
*	Adidas AG	35,538	11,268,346
*	ADLER Group SA	10,627	320,231
*	ADVA Optical Networking SE	23,206	253,921
*	AIXTRON SE	11,010	205,780
	All for One Group SE	641	46,598
#	Allgeier SE	3,172	83,759
	Allianz SE	42,523	9,610,581
	Allianz SE, Sponsored ADR	3,199	72,393
*	Amadeus Fire AG	1,428	195,284
	Aroundtown SA	298,964	2,075,490
	Atoss Software AG	992	223,910
	Aurubis AG	14,661	1,129,889
	Basler AG	534	54,870
#*	Bauer AG	3,061	44,797
	Bayerische Motoren Werke AG	70,712	5,987,103
	BayWa AG	6,349	249,318
	Bechtle AG	12,450	2,638,188
	Beiersdorf AG	13,328	1,454,819
	Bertrandt AG	2,343	122,727
	bet-at-home.com AG	948	43,739
*	Bijou Brigitte AG	1,158	31,112
	Bilfinger SE	11,555	391,196
*	Borussia Dortmund GmbH & Co. KGaA	15,308	95,361
	Brenntag AG	52,812	4,136,924
	CANCOM SE	10,445	618,709
#	Carl Zeiss Meditec AG	8,170	1,276,849
*	CECONOMY AG	61,836	397,551
*	CENIT AG	5,755	94,729
	Cewe Stiftung & Co. KGAA	2,455	329,243
*	Commerzbank AG	343,870	2,271,943
	CompuGroup Medical SE & Co. KgaA	11,887	1,172,733
	Continental AG	18,240	2,552,760
*	Corestate Capital Holding SA	1,650	29,769
	Covestro AG	63,725	4,328,953
	CropEnergies AG	9,008	136,484
#*	CTS Eventim AG & Co. KGaA	17,669	1,042,455
	Daimler AG	136,506	9,587,371

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
*	Delivery Hero SE	11,033	$1,675,745
	Dermapharm Holding SE	2,539	178,723
*	Deutsche Bank AG	42,112	424,627
*	Deutsche Bank AG	107,067	1,083,518
	Deutsche Beteiligungs AG	5,290	231,133
#	Deutsche Boerse AG	31,291	5,023,864
*	Deutsche EuroShop AG	6,634	141,927
*	Deutsche Pfandbriefbank AG	23,846	234,051
	Deutsche Post AG	75,322	3,720,534
	Deutsche Telekom AG, Sponsored ADR	6,013	107,512
	Deutsche Telekom AG	292,103	5,194,338
*	Deutz AG	41,029	266,238
	DIC Asset AG	16,864	284,354
	DMG Mori AG	2,478	125,105
	Dr Hoenle AG	1,006	64,103
	Draegerwerk AG & Co. KGaA	1,074	88,811
#	Duerr AG	22,931	930,806
	Eckert & Ziegler Strahlen- und Medizintechnik AG	4,428	294,615
*	EDAG Engineering Group AG	1,820	20,820
#*	ElringKlinger AG	6,586	123,915
	Energiekontor AG	1,687	110,065
	Evonik Industries AG	14,698	483,330
*	Evotec SE	16,462	647,114
*	Fielmann AG	7,465	647,708
*	FinTech Group AG	3,564	329,292
	First Sensor AG	411	20,535
*	Fraport AG Frankfurt Airport Services Worldwide	7,797	422,412
	Freenet AG	55,371	1,156,135
	Fresenius Medical Care AG & Co. KGaA, ADR	6,891	277,501
	Fresenius Medical Care AG & Co. KGaA	35,797	2,895,936
	Fresenius SE & Co. KGaA	58,242	2,593,674
	Fuchs Petrolub SE	10,358	462,196
	GEA Group AG	38,677	1,336,363
	Gesco AG	3,348	81,922
	GFT Technologies SE	8,513	125,021
*	Grammer AG	166	4,164
	Grand City Properties SA	32,168	799,005
	GRENKE AG	357	17,743
#*	H&R GmbH & Co. KGaA	5,787	42,145
	Hamburger Hafen und Logistik AG	5,365	115,762
	Hannover Rueck SE	9,366	1,451,383
	Hawesko Holding AG	936	50,803
*	Heidelberger Druckmaschinen AG	73,333	116,198
*	Hella GmbH & Co KGaA	7,122	434,194
#*	HelloFresh SE	48,819	4,122,386
	Henkel AG & Co. KGaA	6,938	648,738
#	Hochtief AG	4,498	418,220
*	HolidayCheck Group AG	8,681	20,279
	Hornbach Baumarkt AG	3,332	140,456
	Hornbach Holding AG & Co. KGaA	4,233	400,462
	Hugo Boss AG	24,082	857,186
*	Hypoport SE	860	584,962
	Indus Holding AG	10,640	431,216
	Infineon Technologies AG	41,275	1,653,623
*	Instone Real Estate Group AG	9,267	235,086
	IVU Traffic Technologies AG	3,842	82,900
	Jenoptik AG	11,944	414,188
*	JOST Werke AG	4,245	215,178
	K+S AG	32,488	366,665

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	KION Group AG	28,775	$2,484,437
*	Kloeckner & Co. SE	27,440	251,001
	Knorr-Bremse AG	11,024	1,458,822
#*	Koenig & Bauer AG	4,322	133,306
	Krones AG	6,004	496,970
	KWS Saat SE & Co., KGaA	2,304	201,553
	Lanxess AG	28,160	2,121,439
	LEG Immobilien AG	10,092	1,446,703
	Leifheit AG	843	44,288
*	Leoni AG	6,219	89,259
	LPKF Laser & Electronics AG	2,930	97,951
#*	Manz AG	207	12,759
*	Medigene AG	1,388	7,524
	Merck KGaA	7,613	1,268,849
	METRO AG	64,789	756,019
	MLP SE	16,479	116,748
#	MTU Aero Engines AG	12,792	2,968,174
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	15,393	4,081,576
*	Nagarro SE	3,172	290,243
	Nemetschek SE	17,430	1,227,108
	New Work SE	869	240,604
	Nexus AG	4,152	267,478
*	Nordex SE	12,619	357,246
	Norma Group SE	6,035	300,965
*	OHB SE	1,625	77,584
	Patrizia AG	7,089	215,967
	Pfeiffer Vacuum Technology AG	1,554	338,181
	PNE AG	7,350	69,151
*	ProSiebenSat.1 Media SE	95,839	1,731,866
#	PSI Software AG	3,317	112,004
#*	Puma SE	25,388	2,484,299
*	Puma SE	2,960	290,170
*	PVA TePla AG	2,195	54,944
	q.beyond AG	22,904	48,196
*	QIAGEN NV	5,630	304,874
*	QIAGEN NV	22,578	1,224,127
#	Rational AG	1,409	1,354,442
	Rheinmetall AG	17,744	1,873,612
#*	RTL Group SA	19,673	1,125,292
*	SAF-Holland SE	16,245	225,988
	SAP SE, Sponsored ADR	15,059	1,900,446
	SAP SE	93,916	11,916,812
#	Scout24 AG	27,001	2,084,791
	Secunet Security Networks AG	212	72,135
	Siemens AG	59,109	9,158,356
	Siemens Healthineers AG	6,596	369,913
*	Sixt SE	5,236	608,402
*	SMA Solar Technology AG	983	71,698
	Software AG	15,847	642,546
	Stabilus SA	9,463	708,312
	STRATEC SE	2,735	450,212
	Stroeer SE & Co. KGaA	12,152	1,094,993
*	SUESS MicroTec SE	2,973	82,053
	Symrise AG	24,807	3,087,072
	TAG Immobilien AG	37,898	1,163,723
*	Takkt AG	12,576	158,013
*	Talanx AG	16,587	619,435
*	Technotrans SE	943	28,904
*	Tele Columbus AG	30,558	119,547

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
#	Telefonica Deutschland Holding AG	239,734	$656,977
*	Thyssenkrupp AG	89,997	1,043,464
	Traffic Systems SE	982	42,992
	Uniper SE	14,010	490,606
	United Internet AG	40,248	1,746,581
	VERBIO Vereinigte BioEnergie AG	13,879	702,998
	Vonovia SE	57,107	3,813,048
*	Vossloh AG	3,018	157,855
	Wacker Chemie AG	4,374	633,039
*	Wacker Neuson SE	10,215	204,965
*	Washtec AG	3,329	197,558
	Wuestenrot & Wuerttembergische AG	8,776	179,893
*	Zalando SE	10,399	1,192,359
	Zeal Network SE	3,022	151,908
*	zooplus AG	1,497	346,626
TOTAL GERMANY			189,222,135
HONG KONG — (1.9%)
*	Aceso Life Science Group, Ltd.	432,000	13,094
	Aeon Credit Service Asia Co., Ltd.	28,000	18,679
	AIA Group, Ltd.	1,470,600	17,730,651
#*	Apollo Future Mobility Group, Ltd.	84,000	6,060
*	Asia Standard International Group, Ltd.	80,000	9,690
	Asiasec Properties, Ltd.	17,000	2,484
	ASM Pacific Technology, Ltd.	50,500	733,330
	Associated International Hotels, Ltd.	4,000	7,223
	Bank of East Asia, Ltd. (The)	187,207	405,144
	BOC Aviation, Ltd.	90,400	736,200
	BOC Hong Kong Holdings, Ltd.	429,000	1,279,279
	BOCOM International Holdings Co., Ltd.	245,000	39,731
	Brightoil Petroleum Holdings, Ltd.	229,000	8,308
#*	Cathay Pacific Airways, Ltd.	140,727	108,352
	Century City International Holdings, Ltd.	232,000	12,610
*	China Energy Development Holdings, Ltd.	504,000	6,941
	China Motor Bus Co., Ltd.	1,000	12,681
#*	China Star Entertainment, Ltd.	200,000	36,586
*	China Strategic Holdings, Ltd.	5,740,000	127,575
	Chinese Estates Holdings, Ltd.	104,000	47,039
	Chong Hing Bank, Ltd.	29,000	35,450
	Chow Sang Sang Holdings International, Ltd.	121,000	145,134
	Chow Tai Fook Jewellery Group, Ltd.	452,000	542,669
	Chuang's Consortium International, Ltd.	92,000	11,463
	CK Asset Holdings, Ltd.	300,500	1,499,350
	CK Life Sciences Intl Holdings, Inc.	716,000	80,088
	CMBC Capital Holdings, Ltd.	2,090,000	30,171
#	Convenience Retail Asia, Ltd.	114,000	10,582
#*	Convoy Global Holdings, Ltd.	528,000	2,132
	Cowell e Holdings, Inc.	52,000	38,939
	CSI Properties, Ltd.	2,220,000	64,804
	Dah Sing Banking Group, Ltd.	85,600	84,978
	Dah Sing Financial Holdings, Ltd.	28,400	80,364
	Dickson Concepts International, Ltd.	43,000	20,274
*	Digital Domain Holdings, Ltd.	2,900,000	30,355
	Dynamic Holdings, Ltd.	12,000	21,506
	Eagle Nice International Holdings, Ltd.	24,000	12,932
*	Emperor Capital Group, Ltd.	444,000	8,123
	Emperor International Holdings, Ltd.	402,000	54,856
*	ENM Holdings, Ltd.	208,000	17,125
*	Esprit Holdings, Ltd.	605,400	71,007

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Far East Consortium International, Ltd.	285,056	$104,220
#*	FIH Mobile, Ltd.	666,000	104,445
	Fosun Tourism Group	9,600	9,821
	Fountain SET Holdings, Ltd.	74,000	8,962
	Galaxy Entertainment Group, Ltd.	76,000	573,402
	Giordano International, Ltd.	424,000	72,056
	Glorious Sun Enterprises, Ltd.	129,000	13,959
	Golden Resources Development International, Ltd.	312,000	24,113
#*	Gold-Finance Holdings, Ltd.	44,000	77
*	Goodbaby International Holdings, Ltd.	275,000	34,622
	Great Eagle Holdings, Ltd.	49,000	146,265
*	G-Resources Group, Ltd.	7,803,000	43,225
	Guoco Group, Ltd.	10,000	121,473
	Guotai Junan International Holdings, Ltd.	854,000	135,042
	Haitong International Securities Group, Ltd.	902,349	250,510
	Hang Seng Bank, Ltd.	71,700	1,293,064
	Hanison Construction Holdings, Ltd.	89,806	11,797
	Harbour Centre Development, Ltd.	9,000	8,382
	Henderson Land Development Co., Ltd.	168,740	690,143
	HKBN, Ltd.	121,500	175,768
	HKR International, Ltd.	275,600	111,822
	Hon Kwok Land Investment Co., Ltd.	26,000	9,130
	Hongkong Chinese, Ltd.	58,000	4,770
	Honma Golf, Ltd.	11,500	7,973
	Hutchison Telecommunications Hong Kong Holdings, Ltd.	148,000	23,439
	Hypebeast, Ltd.	92,500	12,256
	Hysan Development Co., Ltd.	89,000	322,757
*	Imagi International Holdings, Ltd.	56,000	7,799
	International Housewares Retail Co., Ltd.	105,000	33,520
*	IT, Ltd.	120,000	43,636
#	ITC Properties Group, Ltd.	49,758	7,279
	Jacobson Pharma Corp., Ltd.	128,000	17,329
*	JBM Healthcare, Ltd.	16,000	2,311
	Johnson Electric Holdings, Ltd.	137,000	404,630
	Karrie International Holdings, Ltd.	74,000	10,491
	Kerry Logistics Network, Ltd.	128,000	272,980
	Kerry Properties, Ltd.	179,500	464,571
#	Kingston Financial Group, Ltd.	232,000	18,522
	Kowloon Development Co., Ltd.	123,000	136,954
*	Lai Sun Development Co., Ltd.	36,900	30,328
*	Lai Sun Garment International, Ltd.	6,044	5,011
*	Landing International Development, Ltd.	244,800	6,780
	Landsea Green Properties Co., Ltd.	96,000	7,156
	Langham Hospitality Investments and Langham Hospitality Investments, Ltd.	392,250	49,002
*	Lifestyle International Holdings, Ltd.	133,000	94,542
	Liu Chong Hing Investment, Ltd.	86,000	78,455
	L'Occitane International SA	154,250	424,237
	Luk Fook Holdings International, Ltd.	159,000	344,436
	Lung Kee Bermuda Holdings	18,000	6,180
	Man Wah Holdings, Ltd.	386,400	852,227
*	Mason Group Holdings, Ltd.	2,620,000	9,428
	Melco International Development, Ltd.	112,000	195,429
	Melco Resorts & Entertainment, Ltd., ADR	1,858	29,709
	MGM China Holdings, Ltd.	182,800	275,474
	Microport Scientific Corp.	16,000	111,265
*	Midland Holdings, Ltd.	173,026	17,107
	Miramar Hotel & Investment	17,000	31,226
	Modern Dental Group, Ltd.	116,000	19,570

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	MTR Corp., Ltd.	49,358	$286,439
	NagaCorp., Ltd.	330,000	374,666
	New World Development Co., Ltd.	113,000	523,199
*	NewOcean Energy Holdings, Ltd.	382,000	32,941
	NWS Holdings, Ltd.	255,242	245,406
	Oriental Watch Holdings	124,476	40,381
*	Oshidori International Holdings, Ltd.	486,000	40,793
	Pacific Textiles Holdings, Ltd.	372,000	230,917
	Paliburg Holdings, Ltd.	52,000	13,656
*	PC Partner Group, Ltd.	34,000	12,495
	Pentamaster International, Ltd.	44,000	11,462
	Perfect Shape Medical, Ltd.	60,000	24,249
	Pico Far East Holdings, Ltd.	244,000	39,572
	Playmates Holdings, Ltd.	90,000	10,553
	Polytec Asset Holdings, Ltd.	426,710	81,349
	Power Assets Holdings, Ltd.	334,000	1,772,424
*	Prada SpA	152,700	938,321
*	PT International Development Co., Ltd.	390,000	10,302
	Public Financial Holdings, Ltd.	50,000	12,617
	Regina Miracle International Holdings, Ltd.	58,000	17,188
*	Sa Sa International Holdings, Ltd.	285,472	42,213
*	Samsonite International SA	496,500	713,926
	SEA Holdings, Ltd.	13,170	14,175
	Shun Tak Holdings, Ltd.	36,000	10,508
	Singamas Container Holdings, Ltd.	276,000	20,226
	Sino Land Co., Ltd.	507,603	703,062
	SmarTone Telecommunications Holdings, Ltd.	47,500	25,497
	Soundwill Holdings, Ltd.	11,500	11,573
	Stella International Holdings, Ltd.	57,500	67,997
*	Summit Ascent Holdings, Ltd.	76,000	8,320
	Sun Hung Kai & Co., Ltd.	193,000	78,988
	Sun Hung Kai Properties, Ltd.	139,707	1,908,428
	SUNeVision Holdings, Ltd.	193,000	174,510
	Swire Properties, Ltd.	70,200	203,483
#	TAI Cheung Holdings, Ltd.	170,000	103,208
	Tao Heung Holdings, Ltd.	83,000	8,444
	Techtronic Industries Co., Ltd.	320,500	4,787,750
	Television Broadcasts, Ltd.	90,900	88,070
	Texwinca Holdings, Ltd.	266,000	52,379
*	TOM Group, Ltd.	14,000	1,170
	Tradelink Electronic Commerce, Ltd.	156,000	19,708
	Transport International Holdings, Ltd.	21,349	39,862
	Union Medical Healthcare, Ltd.	32,000	24,201
	United Laboratories International Holdings, Ltd. (The)	152,000	105,387
	Untrade CW Group Holdings	85,500	477
#	Value Partners Group, Ltd.	93,000	61,436
	Valuetronics Holdings, Ltd.	128,810	61,199
	Vitasoy International Holdings, Ltd.	132,000	574,475
	VPower Group International Holdings, Ltd.	28,000	8,593
	VSTECS Holdings, Ltd.	216,400	188,933
	VTech Holdings, Ltd.	31,500	251,821
	Wai Kee Holdings, Ltd.	74,000	36,162
	Wang On Group, Ltd.	1,820,000	13,342
*	Wealthking Investments, Ltd.	80,000	10,719
	Wharf Holdings, Ltd. (The)	105,000	231,031
	Wharf Real Estate Investment Co., Ltd.	220,000	1,161,953
#	Wing Tai Properties, Ltd.	18,000	9,077
*	Wynn Macau, Ltd.	233,200	369,475
	Xinyi Glass Holdings, Ltd.	318,000	769,234

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	YTO Express Holdings, Ltd.	72,000	$47,001
	Yue Yuen Industrial Holdings, Ltd.	127,500	277,354
*	Zhaobangji Properties Holdings, Ltd.	376,000	45,487
TOTAL HONG KONG			50,574,820
IRELAND — (0.6%)
*	AIB Group P.L.C.	134,528	239,214
*	Bank of Ireland Group P.L.C.	284,550	1,057,066
*	C&C Group P.L.C.	56,898	179,499
*	Cairn Homes P.L.C	257,087	295,336
*	Datalex P.L.C.	3,175	2,070
*	FBD Holdings P.L.C.	8,527	73,131
*	Flutter Entertainment P.L.C.	17,587	3,274,590
*	Flutter Entertainment P.L.C.	5,348	994,708
	Glanbia P.L.C.	31,501	388,694
*	Greencore Group P.L.C.	132,695	210,800
	Kerry Group P.L.C., Class A	6,832	927,150
*	Kingspan Group P.L.C.	40,559	2,753,366
*	Permanent TSB Group Holdings P.L.C.	16,548	15,975
	Smurfit Kappa Group P.L.C.	99,292	4,776,127
TOTAL IRELAND			15,187,726
ISRAEL — (0.6%)
	Adgar Investment and Development, Ltd.	5,179	9,301
*	AFI Properties, Ltd.	7,582	275,859
	Africa Israel Residences, Ltd.	198	8,524
*	Airport City, Ltd.	11,458	164,311
*	Allot, Ltd.	5,136	65,096
#	Alony Hetz Properties & Investments, Ltd.	20,158	253,329
*	Alrov Properties and Lodgings, Ltd.	935	36,070
	Amot Investments, Ltd.	28,914	159,255
	Arad, Ltd.	2,137	31,237
	Ashtrom Group, Ltd.	6,992	132,041
	Atreyu Capital Markets, Ltd.	692	10,769
#	AudioCodes, Ltd.	8,905	267,150
#*	Avgol Industries 1953, Ltd.	36,631	35,892
*	Azorim-Investment Development & Construction Co., Ltd.	8,746	25,589
	Azrieli Group, Ltd.	2,180	132,523
	Bank Leumi Le-Israel BM	2,982	18,376
*	Bet Shemesh Engines Holdings 1997, Ltd.	1,480	31,740
*	Bezeq The Israeli Telecommunication Corp., Ltd.	302,204	311,449
*	Big Shopping Centers, Ltd.	847	90,425
	Blue Square Real Estate, Ltd.	1,148	71,317
*	Brack Capital Properties NV	663	57,658
#*	Camtek, Ltd.	12,714	297,304
	Carasso Motors, Ltd.	12,078	50,516
*	Cellcom Israel, Ltd.	7,235	29,625
*	Clal Insurance Enterprises Holdings, Ltd.	14,087	207,867
#*	Compugen, Ltd.	6,256	73,417
	Danel Adir Yeoshua, Ltd.	2,125	316,877
	Delek Automotive Systems, Ltd.	10,164	100,723
	Delta-Galil Industries, Ltd.	2,486	58,354
	Dor Alon Energy in Israel 1988, Ltd.	1,244	28,676
	Duniec Brothers, Ltd.	642	20,425
	Electra Consumer Products 1970, Ltd.	2,703	104,490
	Electra, Ltd.	616	323,711
*	Ellomay Capital, Ltd.	725	22,893
#	Energix-Renewable Energies, Ltd.	35,588	132,817

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
*	Enlight Renewable Energy, Ltd.	128,494	$238,461
	First International Bank Of Israel, Ltd.	9,619	251,170
#	FMS Enterprises Migun, Ltd.	2,021	51,324
	Formula Systems 1985, Ltd.	2,359	206,312
	Formula Systems 1985, Ltd., Sponsored ADR	379	31,976
	Fox Wizel, Ltd.	3,070	281,696
#	Freshmarket, Ltd.	10,471	38,826
#	Gev-Yam Land Corp., Ltd.	35,516	282,881
	Gilat Satellite Networks, Ltd.	2,508	30,019
#*	Hadera Paper, Ltd.	1,025	54,672
*	Hamlet Israel-Canada, Ltd.	723	13,376
*	Harel Insurance Investments & Financial Services, Ltd.	38,369	327,240
	Hilan, Ltd.	2,338	107,162
	ICL Group, Ltd.	56,668	301,483
	IDI Insurance Co., Ltd.	3,478	104,960
*	IES Holdings, Ltd.	199	12,050
#	Inrom Construction Industries, Ltd.	34,286	156,194
	Isracard, Ltd.	52,157	196,778
#	Israel Canada T.R, Ltd.	12,050	32,620
	Israel Discount Bank, Ltd., Class A	181,769	702,217
	Israel Land Development - Urban Renewal, Ltd.	4,076	45,773
	Isras Investment Co., Ltd.	865	174,008
*	Itamar Medical, Ltd.	21,662	17,213
*	Kamada, Ltd.	2,586	17,023
*	Kamada, Ltd.	4,001	25,886
	Kerur Holdings, Ltd.	1,061	27,407
	Klil Industries, Ltd.	140	12,995
	Levinstein Properties, Ltd.	392	8,756
	Magic Software Enterprises, Ltd.	12,519	202,432
	Magic Software Enterprises, Ltd.	4,166	68,660
	Malam - Team, Ltd.	287	76,658
	Matrix IT, Ltd.	10,211	219,999
	Maytronics, Ltd.	9,928	172,281
	Mediterranean Towers, Ltd.	7,618	21,365
	Mega Or Holdings, Ltd.	1,064	31,037
*	Mehadrin, Ltd.	180	7,221
	Meitav Dash Investments, Ltd.	4,702	25,624
#	Melisron, Ltd.	6,033	309,782
*	Menora Mivtachim Holdings, Ltd.	9,951	165,024
*	Migdal Insurance & Financial Holdings, Ltd.	126,492	139,511
*	Minrav Holdings, Ltd.	66	11,420
	Mivne Real Estate KD, Ltd.	91,634	218,224
*	Mivtach Shamir Holdings, Ltd.	1,141	38,362
	Mizrahi Tefahot Bank, Ltd.	20,418	474,861
	Nawi Brothers, Ltd.	5,461	28,026
	Neto ME Holdings, Ltd.	281	11,664
*	Nice, Ltd.	1,948	507,905
#*	Nice, Ltd., Sponsored ADR	5,315	1,388,703
*	Nova Measuring Instruments, Ltd.	5,347	390,103
	Novolog, Ltd.	78,328	67,240
	NR Spuntech Industries, Ltd.	3,315	9,959
*	Oil Refineries, Ltd.	459,051	91,441
	One Software Technologies, Ltd.	1,003	119,129
*	OPC Energy, Ltd.	9,616	106,088
	Palram Industries 1990, Ltd.	1,658	15,949
*	Partner Communications Co., Ltd.	5,874	28,149
	Paz Oil Co., Ltd.	2,835	278,664
*	Perion Network, Ltd.	6,767	97,580
*	Phoenix Holdings, Ltd. (The)	55,924	439,186

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Plasson Industries, Ltd.	835	$43,643
	Prashkovsky Investments and Construction, Ltd.	1,064	30,040
	Priortech, Ltd.	1,051	20,024
	Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	2,954	194,901
*	Rapac Communication & Infrastructure, Ltd.	1,869	16,147
	Sano-Brunos Enterprises, Ltd.	528	42,668
	Scope Metals Group, Ltd.	1,901	39,649
	Shalag Industries, Ltd.	2,338	9,096
#	Shapir Engineering and Industry, Ltd.	32,498	233,303
#*	Shikun & Binui, Ltd.	48,502	277,438
	Shufersal, Ltd.	45,783	380,771
	Strauss Group, Ltd.	697	19,872
	Summit Real Estate Holdings, Ltd.	8,875	122,477
	Tadiran Holdings, Ltd.	643	58,677
	Telsys, Ltd.	1,027	39,822
*	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	52,468	618,073
#	Victory Supermarket Chain, Ltd.	2,523	54,467
#	YD More Investments, Ltd.	3,879	16,386
	YH Dimri Construction & Development, Ltd.	1,401	59,556
TOTAL ISRAEL			15,745,341
ITALY — (1.9%)
	ACEA SpA	32,542	643,873
	Alerion Cleanpower SpA	1,342	21,296
#*	Amplifon SpA	47,354	1,877,045
	Anima Holding SpA	73,284	340,276
*	Aquafil SpA	1,840	9,560
*	Arnoldo Mondadori Editore SpA	59,870	98,521
	Ascopiave SpA	18,488	80,319
	Assicurazioni Generali SpA	140,899	2,404,698
*	Atlantia SpA	59,251	938,654
#*	Autogrill SpA	45,798	242,392
*	Autostrade Meridionali SpA	304	6,728
*	Avio SpA	4,827	69,677
	Azimut Holding SpA	46,444	975,906
*	B&C Speakers SpA	864	10,175
*	Banca Farmafactoring SpA	37,643	207,162
*	Banca Generali SpA	22,073	684,385
*	Banca IFIS SpA	4,579	46,412
*	Banca Mediolanum SpA	60,713	481,105
*	Banca Monte dei Paschi di Siena SpA	519	648
*	Banca Popolare di Sondrio SCPA	63,681	156,263
#*	Banca Sistema SpA	7,802	15,520
*	Banco BPM SpA	378,573	828,523
*	Banco di Desio e della Brianza SpA	5,932	17,452
	BasicNet SpA	3,564	17,048
	Be Shaping The Future SpA	21,403	35,089
#	BF SpA	4,090	18,499
*	Biesse SpA	5,151	121,238
#*	BPER Banca	383,246	704,073
*	Brunello Cucinelli SpA	11,554	462,503
*	Cairo Communication SpA	27,194	37,909
	Carel Industries SpA	11,454	236,747
*	Cerved Group SpA	75,993	648,896
*	CIR SpA-Compagnie Industriali	143,654	80,158
*	CNH Industrial NV	172,286	2,195,339
*	Credito Emiliano SpA	18,908	97,212
	Danieli & C Officine Meccaniche SpA	8,236	102,941
#	Danieli & C Officine Meccaniche SpA	3,599	71,066

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	Datalogic SpA	1,449	$25,189
	Davide Campari-Milano NV	20,238	217,525
	De' Longhi SpA	9,602	344,603
	DeA Capital SpA	18,750	27,108
	DiaSorin SpA	6,696	1,464,309
	Digital Bros SpA	1,430	32,572
#*	Elica SpA	6,100	21,422
*	Emak SpA	14,627	21,151
*	Esprinet SpA	14,964	171,746
#*	Eurotech SpA	3,709	21,797
	Ferrari NV	8,345	1,736,626
	Ferrari NV	6,293	1,310,077
#	Fiera Milano SpA	15,355	45,524
*	Fila SpA	870	8,891
#*	Fincantieri SpA	63,031	39,429
#*	FinecoBank Banca Fineco SpA	185,435	2,883,473
*	FNM SpA	43,781	28,448
#*	Geox SpA	18,566	17,348
	Gruppo MutuiOnline SpA	7,943	309,706
#*	Guala Closures SpA	2,263	22,649
	Hera SpA	322,839	1,127,858
*	Illimity Bank SpA	9,073	97,183
*	IMMSI SpA	53,304	25,433
#*	Intek Group SpA	9,436	3,909
	Interpump Group SpA	20,755	930,863
*	Intesa Sanpaolo SpA	1,761,562	3,840,390
	Iren SpA	58,641	144,527
	Italgas SpA	175,037	1,049,811
	Italmobiliare SpA	1,641	54,557
#*	IVS Group SA	966	6,069
#*	Juventus Football Club SpA	75,941	70,682
	La Doria SpA	1,145	18,555
	Leonardo SpA	67,936	470,705
*	Maire Tecnimont SpA	22,476	51,275
*	Mediaset SpA	106,584	275,766
*	Mediobanca Banca di Credito Finanziario SpA	224,311	1,996,204
*	Moncler SpA	73,470	4,140,194
*	Nexi SpA	54,103	959,848
	Openjobmetis SpA agenzia per il lavoro	1,095	9,983
*	OVS SpA	55,291	68,337
	Piaggio & C SpA	38,388	136,090
*	Prima Industrie SpA	1,531	26,363
	Prysmian SpA	47,146	1,518,764
	RAI Way SpA	27,312	168,464
	Recordati Industria Chimica e Farmaceutica SpA	29,360	1,519,357
	Reno de Medici SpA	78,367	95,225
	Reply SpA	8,246	1,008,702
*	Rizzoli Corriere Della Sera Mediagroup SpA	49,861	31,260
	Sabaf SpA	883	17,664
*	Safilo Group SpA	6,117	6,638
	Saipem SpA	155,225	406,732
*	Saras SpA	41,476	27,215
*	Sesa SpA	3,831	449,541
#	Snam SpA	525,389	2,754,986
#*	Societa Cattolica di Assicurazioni SC	78,463	366,438
*	Sogefi SpA	15,342	21,153
	SOL SpA	11,608	206,132
	Tamburi Investment Partners SpA	20,828	167,355
*	Technogym SpA	27,430	280,188

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	Telecom Italia SpA	1,921,018	$822,549
	Telecom Italia SpA	1,068,081	505,523
	Telecom Italia SpA, Sponsored ADR	6,420	27,542
#	Tenaris SA	6,392	49,356
#	Tenaris SA, ADR	1,806	27,921
	Terna Rete Elettrica Nazionale SpA	83,958	608,876
*	Tinexta S.p.A.	5,992	141,577
#*	UniCredit SpA	131,836	1,201,403
*	Unieuro SpA	4,210	66,674
*	Unipol Gruppo SpA	142,550	625,447
	UnipolSai Assicurazioni SpA	134,616	340,992
#	Webuild SpA	12,528	18,575
	Wiit SpA	108	19,830
	Zignago Vetro SpA	1,344	21,831
TOTAL ITALY			52,763,413
JAPAN — (22.6%)
	77 Bank, Ltd. (The)	11,200	140,811
	A&A Material Corp.	800	8,286
	A&D Co., Ltd.	7,000	78,186
	ABC-Mart, Inc.	5,200	295,775
	Abist Co., Ltd.	500	14,053
	Achilles Corp.	4,400	60,024
	Acom Co., Ltd.	58,800	258,480
	Adastria Co., Ltd.	10,700	195,913
	ADEKA Corp.	40,600	679,117
	Ad-sol Nissin Corp.	1,500	44,417
	Advan Co., Ltd.	3,300	34,555
	Advantage Risk Management Co., Ltd.	1,200	7,298
	Advantest Corp.	32,300	2,552,574
	Adventure, Inc.	300	11,036
	Aeon Co., Ltd.	85,999	2,694,241
	Aeon Delight Co., Ltd.	7,600	199,023
	Aeon Fantasy Co., Ltd.	2,500	51,281
	AEON Financial Service Co., Ltd.	37,700	452,747
	Aeon Hokkaido Corp.	3,500	33,232
	AFC-HD AMS Life Science Co., Ltd.	2,000	20,328
	AGS Corp.	1,600	12,847
*	Ahresty Corp.	1,800	6,012
	Ai Holdings Corp.	4,400	83,048
	Aica Kogyo Co., Ltd.	6,800	221,279
	Aichi Bank, Ltd. (The)	2,000	53,244
	Aichi Corp.	11,000	95,625
	Aichi Steel Corp.	3,200	93,366
	Aichi Tokei Denki Co., Ltd.	800	33,326
	Aida Engineering, Ltd.	19,900	188,409
*	Aiful Corp.	102,800	261,224
	Ain Holdings, Inc.	8,800	552,788
	Aiphone Co., Ltd.	3,600	58,308
	Air Water, Inc.	70,700	1,143,026
	Airport Facilities Co., Ltd.	2,400	11,030
	Aisan Industry Co., Ltd.	8,200	39,570
	Aisin Seiki Co., Ltd.	16,800	516,365
	AIT Corp.	2,400	22,420
	Aizawa Securities Co., Ltd.	5,900	46,986
	Ajis Co., Ltd.	2,400	88,356
	Akatsuki Corp.	6,800	23,127
	Akatsuki, Inc.	3,300	149,927
#*	Akebono Brake Industry Co., Ltd.	17,600	25,708

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Akita Bank, Ltd. (The)	4,000	$52,201
	Albis Co., Ltd.	2,400	55,745
	Alconix Corp.	2,300	34,767
	Alfresa Holdings Corp.	50,300	1,002,728
	Alinco, Inc.	5,700	51,423
#	Alleanza Holdings Co., Ltd.	1,400	17,379
	Alpen Co., Ltd.	5,500	118,167
	Alpha Corp.	800	7,585
	Alpha Systems, Inc.	1,000	33,725
	Alps Alpine Co., Ltd.	39,916	533,423
	Alps Logistics Co., Ltd.	3,600	37,371
	Altech Corp.	10,500	208,621
	Amada Co., Ltd.	87,200	981,773
	Amano Corp.	9,300	216,268
	Amiyaki Tei Co., Ltd.	1,100	29,927
	Amuse, Inc.	3,200	75,742
	Anabuki Kosan, Inc.	2,300	36,094
	Anest Iwata Corp.	7,400	78,970
#	Anritsu Corp.	51,000	1,256,571
	AOI TYO Holdings, Inc.	7,300	31,015
	AOKI Holdings, Inc.	5,800	29,606
	Aomori Bank, Ltd. (The)	3,400	76,194
*	Aoyama Trading Co., Ltd.	12,300	71,987
#	Aoyama Zaisan Networks Co., Ltd.	5,000	76,438
	Aozora Bank, Ltd.	21,700	399,939
	Apaman Co., Ltd.	1,700	9,452
	Arakawa Chemical Industries, Ltd.	5,000	56,758
	Arata Corp.	4,200	184,738
	Arcland Sakamoto Co., Ltd.	6,200	87,474
	Arcland Service Holdings Co., Ltd.	3,700	72,911
	Arcs Co., Ltd.	14,223	314,808
	Ardepro Co., Ltd.	83,300	36,732
	Arealink Co., Ltd.	5,400	49,405
	Argo Graphics, Inc.	4,700	141,212
	Ariake Japan Co., Ltd.	1,900	123,193
	Arisawa Manufacturing Co., Ltd.	4,400	40,488
	ARTERIA Networks Corp.	3,000	44,813
#	Artiza Networks, Inc.	1,900	32,025
	Artnature, Inc.	4,700	28,859
*	Aruhi Corp.	7,600	125,227
	As One Corp.	2,200	322,670
	Asahi Broadcasting Group Holdings Corp.	2,300	15,370
#	Asahi Co., Ltd.	3,600	55,708
	Asahi Diamond Industrial Co., Ltd.	14,700	63,954
	Asahi Group Holdings, Ltd.	57,000	2,301,222
	Asahi Holdings, Inc.	24,300	925,181
	Asahi Intecc Co., Ltd.	33,200	1,090,035
	Asahi Intelligence Service Co., Ltd.	700	8,388
	Asahi Kasei Corp.	307,400	3,418,230
	Asahi Kogyosha Co., Ltd.	2,100	58,443
	Asahi Net, Inc.	7,400	62,210
	Asahi Yukizai Corp.	5,300	76,902
	Asante, Inc.	900	13,302
	Asanuma Corp.	2,500	101,267
	Asax Co., Ltd.	1,700	11,877
	Asia Pile Holdings Corp.	3,100	14,239
	Asics Corp.	39,100	688,216
	ASKA Pharmaceutical Co., Ltd.	5,600	80,803
	ASKUL Corp.	8,900	314,301

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Astellas Pharma, Inc.	230,500	$3,741,484
	Asukanet Co., Ltd.	700	6,721
	Ateam, Inc.	6,100	67,920
	Atom Corp.	13,700	117,229
	Atsugi Co., Ltd.	3,300	15,026
	Aucnet, Inc.	600	7,528
	Autobacs Seven Co., Ltd.	39,300	539,664
	Avant Corp.	8,000	105,337
#	Avantia Co., Ltd.	4,000	32,853
	Avex, Inc.	8,900	108,731
	Awa Bank, Ltd. (The)	4,000	83,226
	Axial Retailing, Inc.	5,600	264,337
	Azbil Corp.	16,000	814,888
	Bandai Namco Holdings, Inc.	25,100	2,140,304
	Bando Chemical Industries, Ltd.	5,300	33,162
	Bank of Iwate, Ltd. (The)	3,300	60,870
	Bank of Kochi, Ltd. (The)	2,500	16,996
	Bank of Kyoto, Ltd. (The)	7,600	398,814
	Bank of Nagoya, Ltd. (The)	1,900	47,179
	Bank of Okinawa, Ltd. (The)	4,080	104,467
	Bank of Saga, Ltd. (The)	2,600	32,096
	Bank of the Ryukyus, Ltd.	6,200	43,350
	Bank of Toyama, Ltd. (The)	600	16,233
	Baroque Japan, Ltd.	6,000	43,191
	BayCurrent Consulting, Inc.	4,800	723,700
#*	Beaglee, Inc.	1,800	29,513
#	Beauty Garage, Inc.	1,000	23,193
	Beenos, Inc.	6,500	137,603
	Belc Co., Ltd.	3,500	197,999
	Bell System24 Holdings, Inc.	14,500	258,995
	Belluna Co., Ltd.	17,600	193,030
	Benefit One, Inc.	21,100	598,088
	Benesse Holdings, Inc.	22,000	424,668
#	BeNEXT Group, Inc.	18,800	221,723
*	Bengo4.com, Inc.	600	66,661
	Bic Camera, Inc.	26,900	290,929
	Biofermin Pharmaceutical Co., Ltd.	1,600	38,030
	BML, Inc.	5,500	191,399
	Bookoff Group Holdings, Ltd.	1,300	10,735
	Bourbon Corp.	1,000	20,965
	BP Castrol K.K.	2,500	29,459
	Br Holdings Corp.	2,900	18,216
#*	BrainPad, Inc.	600	23,212
	Broadleaf Co., Ltd.	34,300	206,939
	Broccoli Co., Ltd.	900	11,892
	BRONCO BILLY Co., Ltd.	400	8,522
	Brother Industries, Ltd.	52,700	1,175,134
#	Bull-Dog Sauce Co., Ltd.	1,100	24,817
	Bunka Shutter Co., Ltd.	25,100	223,974
#	Business Brain Showa-Ota, Inc.	2,800	45,971
	C Uyemura & Co., Ltd.	2,500	187,594
	CAC Holdings Corp.	5,100	66,087
	Calbee, Inc.	14,700	434,728
	Can Do Co., Ltd.	2,600	45,686
	Canare Electric Co., Ltd.	1,100	18,618
	Canon Electronics, Inc.	3,600	60,405
	Canon Marketing Japan, Inc.	14,600	320,355
	Canon, Inc., Sponsored ADR	14,250	314,925
	Canon, Inc.	37,800	836,193

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Capcom Co., Ltd.	15,700	$985,008
	Career Design Center Co., Ltd.	1,800	15,304
	Carlit Holdings Co., Ltd.	6,900	47,420
	Carta Holdings, Inc.	900	11,145
#	Casa, Inc.	3,100	28,452
	Casio Computer Co., Ltd.	46,300	817,983
	Cawachi, Ltd.	5,100	142,518
	CDS Co., Ltd.	300	3,957
	CE Holdings Co., Ltd.	1,900	11,021
	Central Automotive Products, Ltd.	2,300	57,017
	Central Japan Railway Co.	7,055	1,010,221
	Central Security Patrols Co., Ltd.	3,400	107,869
#	Central Sports Co., Ltd.	1,100	22,694
#	Ceres, Inc.	600	14,792
#*	Change, Inc.	8,000	278,725
	Charm Care Corp. KK	2,200	27,799
	Chiba Bank, Ltd. (The)	39,400	214,301
	Chiba Kogyo Bank, Ltd. (The)	8,900	20,171
	Chilled & Frozen Logistics Holdings Co., Ltd., Class H	3,700	69,905
	Chino Corp.	2,000	26,579
	Chiyoda Co., Ltd.	5,300	46,998
	Chiyoda Integre Co., Ltd.	1,700	28,142
	Chodai Co., Ltd.	3,600	53,546
	Chofu Seisakusho Co., Ltd.	5,400	104,701
	Chori Co., Ltd.	700	10,204
	Chubu Shiryo Co., Ltd.	4,100	55,011
	Chudenko Corp.	11,100	225,413
	Chuetsu Pulp & Paper Co., Ltd.	2,000	22,947
	Chugai Pharmaceutical Co., Ltd.	80,100	4,191,563
	Chugai Ro Co., Ltd.	1,900	29,199
	Chugoku Bank, Ltd. (The)	12,500	97,256
	Chugoku Marine Paints, Ltd.	16,500	149,792
	Chukyo Bank, Ltd. (The)	1,900	32,993
	Chuo Spring Co., Ltd.	500	13,722
	Chuo Warehouse Co., Ltd.	1,000	10,759
	CI Takiron Corp.	22,800	141,801
	Citizen Watch Co., Ltd.	49,700	151,122
	CKD Corp.	2,100	47,714
	CK-San-Etsu Co., Ltd.	900	32,676
	Cleanup Corp.	7,400	32,463
	CMIC Holdings Co., Ltd.	4,200	58,962
	Coca-Cola Bottlers Japan Holdings, Inc.	30,100	456,948
	cocokara fine, Inc.	5,600	364,705
	Colowide Co., Ltd.	10,500	191,541
	Computer Engineering & Consulting, Ltd.	10,700	143,522
	Computer Institute of Japan, Ltd.	2,900	24,222
	COMSYS Holdings Corp.	37,221	1,102,409
	Comture Corp.	7,000	194,052
	Concordia Financial Group, Ltd.	129,168	467,469
	CONEXIO Corp.	9,700	126,687
	Core Corp.	1,700	24,471
	Corona Corp.	4,800	42,474
	Cosel Co., Ltd.	9,300	100,453
	Cosmos Pharmaceutical Corp.	4,000	609,873
	Cota Co., Ltd.	4,011	55,586
	Create Medic Co., Ltd.	1,600	14,832
*	Create Restaurants Holdings, Inc.	13,700	105,595
	Create SD Holdings Co., Ltd.	9,300	301,794
	Creek & River Co., Ltd.	8,200	89,980

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Cresco, Ltd.	5,100	$61,972
*	CROOZ, Inc.	2,100	25,376
	CTI Engineering Co., Ltd.	5,900	137,392
	CTS Co., Ltd.	5,700	50,272
	Curves Holdings Co., Ltd.	4,300	34,356
	CyberAgent, Inc.	18,200	1,139,402
#	Cybernet Systems Co., Ltd.	7,300	65,790
	Cyberstep, Inc.	3,400	23,489
	Cybozu, Inc.	6,800	170,422
	Dai Nippon Printing Co., Ltd.	17,100	294,756
	Dai Nippon Toryo Co., Ltd.	10,800	95,459
	Daibiru Corp.	8,900	101,272
	Daicel Corp.	64,100	487,617
	Dai-Dan Co., Ltd.	7,000	189,951
	Daido Kogyo Co., Ltd.	1,000	6,928
	Daido Metal Co., Ltd.	9,000	43,149
	Daido Steel Co., Ltd.	8,300	339,643
	Daidoh, Ltd.	5,000	8,833
	Daifuku Co., Ltd.	13,400	1,529,309
	Daihatsu Diesel Manufacturing Co., Ltd.	4,300	16,870
	Daihen Corp.	5,000	236,557
	Daiho Corp.	5,000	177,782
	Dai-Ichi Cutter Kogyo K.K.	2,000	25,394
	Daiichi Jitsugyo Co., Ltd.	2,700	106,639
	Daiichi Kensetsu Corp.	2,300	37,791
	Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	8,000	69,249
	Dai-ichi Life Holdings, Inc.	105,500	1,607,481
	Daiichi Sankyo Co., Ltd.	88,500	2,848,905
	Daiken Corp.	6,200	105,537
	Daiken Medical Co., Ltd.	1,900	10,161
	Daiki Aluminium Industry Co., Ltd.	15,900	108,930
	Daikin Industries, Ltd.	18,000	3,800,382
	Daikoku Denki Co., Ltd.	2,000	16,634
	Daikokutenbussan Co., Ltd.	2,800	149,139
	Dainichi Co., Ltd.	4,100	34,141
	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	7,200	153,454
	Daio Paper Corp.	3,400	61,407
	Daiohs Corp.	1,000	9,182
	Daiseki Co., Ltd.	4,900	155,230
	Daishi Hokuetsu Financial Group, Inc.	5,500	114,808
	Daisue Construction Co., Ltd.	2,300	18,253
	Daito Bank, Ltd. (The)	2,000	11,671
	Daito Chemix Corp.	2,500	23,760
	Daito Pharmaceutical Co., Ltd.	3,600	127,350
	Daito Trust Construction Co., Ltd.	23,900	2,490,712
	Daitron Co., Ltd.	1,100	16,715
	Daiwa House Industry Co., Ltd.	116,300	3,297,202
	Daiwa Industries, Ltd.	13,400	132,403
	Daiwa Securities Group, Inc.	105,200	500,693
	Daiwabo Holdings Co., Ltd.	6,500	547,846
	DCM Holdings Co., Ltd.	35,500	358,724
#	Dear Life Co., Ltd.	13,500	56,279
	Delica Foods Holdings Co., Ltd.	2,200	13,557
	DeNA Co., Ltd.	21,200	395,781
	Denka Co., Ltd.	11,100	422,737
	Densan System Co., Ltd.	3,200	96,707
	Denso Corp.	19,800	1,100,585
	Dentsu Group, Inc.	45,000	1,435,290
	Denyo Co., Ltd.	6,000	117,608

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Dexerials Corp.	11,300	$148,025
	DIC Corp.	34,200	837,331
	Digital Arts, Inc.	3,000	284,389
	Digital Garage, Inc.	6,200	212,266
	Digital Hearts Holdings Co., Ltd.	5,000	60,316
	Digital Holdings, Inc.	600	10,416
	Digital Information Technologies Corp.	1,100	17,355
	Dip Corp.	10,900	299,139
	Disco Corp.	1,600	520,509
	DKK Co., Ltd.	1,700	43,935
	DKS Co., Ltd.	2,600	93,538
	DMG Mori Co., Ltd.	58,500	918,565
	DMW Corp.	300	10,759
	Doshisha Co., Ltd.	8,900	159,399
#	Double Standard, Inc.	500	20,386
	Doutor Nichires Holdings Co., Ltd.	6,100	90,689
	Dowa Holdings Co., Ltd.	16,500	603,500
*	Dream Incubator, Inc.	1,600	19,441
*	Drecom Co., Ltd.	4,200	31,878
	DTS Corp.	13,300	283,418
	Duskin Co., Ltd.	10,600	279,669
	Dvx, Inc.	1,300	12,666
	DyDo Group Holdings, Inc.	3,100	156,184
	Eagle Industry Co., Ltd.	6,100	63,680
	East Japan Railway Co.	14,800	976,239
	EAT& Holdings Co, Ltd.	1,300	23,161
	Ebara Corp.	26,100	901,152
	Ebara Foods Industry, Inc.	1,900	45,798
	Ebara Jitsugyo Co., Ltd.	1,000	36,217
	Ebase Co., Ltd.	5,200	52,872
*	eBook Initiative Japan Co., Ltd.	900	19,867
	Eco's Co., Ltd.	5,100	91,066
#	EDION Corp.	23,600	231,280
#	EF-ON, Inc.	8,900	89,637
	eGuarantee, Inc.	8,800	195,580
	E-Guardian, Inc.	3,000	85,923
	Ehime Bank, Ltd. (The)	6,199	57,099
	Eidai Co., Ltd.	3,400	9,555
	Eiken Chemical Co., Ltd.	3,000	65,989
	Eisai Co., Ltd.	24,900	1,817,288
	Eizo Corp.	2,900	104,158
	EJ Holdings, Inc.	5,000	47,332
	Elan Corp.	3,600	51,089
	Elecom Co., Ltd.	4,500	213,172
	Elematec Corp.	8,200	77,690
	EM Systems Co., Ltd.	4,000	36,876
	Endo Lighting Corp.	1,800	9,592
	Enigmo, Inc.	6,800	79,669
	en-japan, Inc.	22,500	644,450
	Enplas Corp.	2,000	88,125
#	Entrust, Inc.	2,900	23,162
	EPS Holdings, Inc.	7,100	69,112
	eRex Co., Ltd.	11,600	192,258
	ES-Con Japan, Ltd.	14,500	101,315
	Escrow Agent Japan, Inc.	4,000	10,907
	Eslead Corp.	3,100	43,943
	ESPEC Corp.	4,200	79,587
	Exedy Corp.	8,700	130,251
	Ezaki Glico Co., Ltd.	11,300	496,501

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Faith, Inc.	2,300	$17,466
	FALCO HOLDINGS Co., Ltd.	3,600	58,593
	FAN Communications, Inc.	18,100	70,301
	Fancl Corp.	36,400	1,336,446
	FANUC Corp.	8,900	2,323,515
	Fast Retailing Co., Ltd.	8,300	7,134,032
	FCC Co., Ltd.	13,700	219,812
*	FDK Corp.	900	12,660
	Feed One Co., Ltd.	4,620	38,560
	Ferrotec Holdings Corp.	7,400	118,606
#*	FFRI Security, Inc.	1,900	40,472
	Fibergate, Inc.	1,200	23,691
	FIDEA Holdings Co., Ltd.	35,900	36,774
	Fields Corp.	3,500	17,091
	Financial Products Group Co., Ltd.	28,500	135,648
	FINDEX, Inc.	5,100	54,028
	First Bank of Toyama, Ltd. (The)	8,100	22,293
	First Brothers Co., Ltd.	900	8,351
	First Juken Co., Ltd.	2,300	23,247
	Fixstars Corp.	3,700	32,968
	FJ Next Co., Ltd.	5,400	52,108
	Focus Systems Corp.	3,300	29,486
	Forval Corp.	1,100	8,660
	Foster Electric Co., Ltd.	6,000	89,025
	FP Corp.	18,000	720,293
	France Bed Holdings Co., Ltd.	6,300	55,824
	Freebit Co., Ltd.	1,600	14,917
#	Freund Corp.	800	6,002
	F-Tech, Inc.	1,700	10,109
	FTGroup Co., Ltd.	2,400	31,372
	Fudo Tetra Corp.	3,400	55,157
	Fuji Co., Ltd.	3,700	69,597
	Fuji Corp.	15,400	402,515
	Fuji Corp.	1,100	21,809
	Fuji Corp., Ltd.	9,000	54,507
	Fuji Die Co., Ltd.	1,600	9,952
	Fuji Electric Co., Ltd.	14,700	585,734
	Fuji Furukawa Engineering & Construction Co., Ltd.	1,200	26,933
	Fuji Media Holdings, Inc.	13,300	154,386
*	Fuji Oil Co., Ltd.	14,000	28,758
	Fuji Pharma Co., Ltd.	2,800	32,549
	Fuji Seal International, Inc.	21,100	391,812
#	Fuji Soft, Inc.	5,900	304,791
	Fujicco Co., Ltd.	3,200	62,442
	FUJIFILM Holdings Corp.	13,700	784,764
	Fujikura Composites, Inc.	5,200	19,582
	Fujikura Kasei Co., Ltd.	12,000	56,561
*	Fujikura, Ltd.	89,200	418,049
	Fujimori Kogyo Co., Ltd.	6,100	270,902
	Fujio Food Group, Inc.	300	3,585
	Fujisash Co., Ltd.	25,100	18,944
	Fujishoji Co., Ltd.	2,500	20,371
	Fujitec Co., Ltd.	17,600	383,989
	Fujitsu General, Ltd.	10,200	253,539
	Fujitsu, Ltd.	21,800	3,326,676
	Fujiya Co., Ltd.	1,500	32,458
	FuKoKu Co., Ltd.	2,000	12,853
	Fukuda Corp.	2,100	102,217
	Fukuda Denshi Co., Ltd.	1,300	99,903

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Fukui Bank, Ltd. (The)	4,700	$84,369
	Fukui Computer Holdings, Inc.	2,800	101,264
	Fukuoka Financial Group, Inc.	26,332	471,041
	Fukushima Galilei Co., Ltd.	3,100	128,745
	Fukuyama Transporting Co., Ltd.	4,700	183,257
	FULLCAST Holdings Co., Ltd.	12,500	199,925
*	Funai Electric Co., Ltd.	5,700	23,378
	Funai Soken Holdings, Inc.	13,550	299,854
#	Furukawa Battery Co., Ltd. (The)	2,000	29,374
	Furukawa Co., Ltd.	9,100	105,352
	Furukawa Electric Co., Ltd.	12,800	345,140
	Furuno Electric Co., Ltd.	3,500	38,037
	Furusato Industries, Ltd.	3,800	46,026
	Furyu Corp.	5,900	63,932
	Fuso Chemical Co., Ltd.	5,600	198,474
	Fuso Pharmaceutical Industries, Ltd.	1,300	32,695
	Futaba Corp.	6,100	55,681
	Futaba Industrial Co., Ltd.	19,400	93,124
	Future Corp.	8,100	135,876
	Fuyo General Lease Co., Ltd.	10,100	699,997
	G-7 Holdings, Inc.	4,700	109,080
#*	GA Technologies Co., Ltd.	2,700	65,093
	Gakkyusha Co., Ltd.	3,400	43,603
	Gakujo Co., Ltd.	1,900	23,473
	GCA Corp.	4,100	26,722
	Gecoss Corp.	3,400	30,608
	Genki Sushi Co., Ltd.	2,100	48,971
	Genky DrugStores Co., Ltd.	4,300	155,803
	Geo Holdings Corp.	13,700	160,767
	Giken, Ltd.	5,400	254,269
	GL Sciences, Inc.	1,000	26,184
	GLOBERIDE, Inc.	3,500	140,039
	Glory, Ltd.	20,600	399,292
	Glosel Co., Ltd.	3,100	14,633
#	GMO Financial Holdings, Inc.	15,100	102,678
	GMO GlobalSign Holdings K.K.	2,700	244,566
	GMO internet, Inc.	22,000	621,489
	GMO Payment Gateway, Inc.	8,000	1,139,753
	Goldcrest Co., Ltd.	6,000	103,305
	Goldwin, Inc.	7,800	470,131
	Good Com Asset Co., Ltd.	500	5,855
	Grace Technology, Inc.	1,500	86,150
	Grandy House Corp.	4,800	18,497
	Gree, Inc.	19,700	108,343
	gremz, Inc.	1,300	18,953
	GS Yuasa Corp.	14,800	437,222
	GSI Creos Corp.	1,800	31,946
	G-Tekt Corp.	7,000	98,032
	Gumi, Inc.	6,400	53,561
	Gun-Ei Chemical Industry Co., Ltd.	1,700	41,473
*	GungHo Online Entertainment, Inc.	18,710	466,447
	Gunma Bank, Ltd. (The)	20,700	63,849
	H.U. Group Holdings, Inc.	18,200	541,160
	H2O Retailing Corp.	29,760	213,807
	HABA Laboratories, Inc.	700	27,148
	Hachijuni Bank, Ltd. (The)	67,500	215,816
	Hagihara Industries, Inc.	3,200	44,108
	Hagiwara Electric Holdings Co., Ltd.	2,100	53,070
	Hagoromo Foods Corp.	700	21,118

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Hakudo Co., Ltd.	2,100	$28,257
	Hakuhodo DY Holdings, Inc.	82,800	1,199,836
	Hakuto Co., Ltd.	6,500	76,055
	Halows Co., Ltd.	3,000	93,255
	Hamakyorex Co., Ltd.	3,400	99,345
	Hamamatsu Photonics KK	5,800	336,412
#	Hamee Corp.	1,600	26,934
	Hankyu Hanshin Holdings, Inc.	17,300	559,742
	Hanwa Co., Ltd.	16,700	431,405
	Happinet Corp.	7,500	111,234
	Hard Off Corp. Co., Ltd.	1,800	13,054
	Harima Chemicals Group, Inc.	5,900	51,378
	Harmonic Drive Systems, Inc.	3,000	224,148
	Haruyama Holdings, Inc.	2,900	18,808
	Haseko Corp.	165,600	1,951,960
	Hashimoto Sogyo Holdings Co., Ltd.	1,100	26,952
	Hazama Ando Corp.	69,000	478,463
	Heiwa Corp.	11,300	158,433
	Heiwa Real Estate Co., Ltd.	8,100	277,177
	Heiwado Co., Ltd.	9,900	204,659
	Helios Techno Holding Co., Ltd.	4,500	13,198
	Hibino Corp.	800	8,579
	Hibiya Engineering, Ltd.	6,300	111,408
	Hiday Hidaka Corp.	4,523	75,991
	Hikari Tsushin, Inc.	3,600	754,973
	HI-LEX Corp.	4,100	58,163
	Himacs, Ltd.	900	10,865
	Hino Motors, Ltd.	34,300	295,637
	Hinokiya Group Co., Ltd.	1,400	27,061
	Hioki EE Corp.	1,900	74,466
#	Hirakawa Hewtech Corp.	3,700	44,142
	Hirano Tecseed Co., Ltd.	2,700	56,148
	Hirata Corp.	800	63,268
	Hirogin Holdings, Inc.	37,000	214,970
	Hirose Electric Co., Ltd.	1,625	255,138
#	Hirose Tusyo, Inc.	800	15,504
	Hiroshima Gas Co., Ltd.	11,900	42,816
*	HIS Co., Ltd.	13,100	224,514
	Hisaka Works, Ltd.	6,700	51,870
	Hisamitsu Pharmaceutical Co., Inc.	7,600	455,206
	Hitachi Capital Corp.	28,900	713,019
	Hitachi Construction Machinery Co., Ltd.	20,200	588,820
	Hitachi Metals, Ltd.	29,210	466,036
	Hitachi Transport System, Ltd.	19,400	570,178
	Hitachi Zosen Corp.	60,700	346,436
	Hitachi, Ltd.	65,200	2,685,932
	Hitachi, Ltd., ADR	3,100	257,269
	Hito Communications Holdings, Inc.	800	13,967
	Hochiki Corp.	3,700	44,592
	Hodogaya Chemical Co., Ltd.	1,800	94,322
	Hogy Medical Co., Ltd.	2,900	88,515
	Hokkaido Coca-Cola Bottling Co., Ltd.	1,100	41,499
	Hokkaido Gas Co., Ltd.	5,700	85,201
	Hokkan Holdings, Ltd.	3,800	51,933
	Hokko Chemical Industry Co., Ltd.	6,700	74,025
	Hokkoku Bank, Ltd. (The)	3,700	85,293
	Hokuetsu Corp.	37,500	159,569
#	Hokuetsu Industries Co., Ltd.	6,300	62,445
	Hokuhoku Financial Group, Inc.	23,900	210,947

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Hokuriku Electric Industry Co., Ltd.	1,800	$15,556
#	Hokuriku Electrical Construction Co., Ltd.	6,100	70,374
	Holon Co., Ltd.	400	20,063
#	Honda Motor Co., Ltd., Sponsored ADR	20,519	543,343
	Honda Motor Co., Ltd.	97,500	2,574,652
	Honda Tsushin Kogyo Co., Ltd.	3,200	14,516
	H-One Co., Ltd.	6,200	44,449
	Honeys Holdings Co., Ltd.	6,200	57,894
	Hoosiers Holdings	13,800	87,353
	Horiba, Ltd.	14,400	942,735
	Hoshizaki Corp.	6,700	594,692
	Hosokawa Micron Corp.	1,600	94,556
	Hotland Co., Ltd.	4,400	50,765
	House Foods Group, Inc.	14,800	546,733
	Howa Machinery, Ltd.	1,900	15,264
	Hulic Co., Ltd.	81,600	922,572
	Hyakugo Bank, Ltd. (The)	45,200	126,738
	Hyakujushi Bank, Ltd. (The)	2,500	35,582
*	I K K, Inc.	1,800	10,520
	IBJ, Inc.	8,500	70,800
	Ichibanya Co., Ltd.	2,100	102,654
	Ichigo, Inc.	117,200	322,700
	Ichiken Co., Ltd.	2,100	37,752
	Ichikoh Industries, Ltd.	9,000	57,977
	Ichimasa Kamaboko Co., Ltd.	1,300	14,667
	Ichinen Holdings Co., Ltd.	8,600	100,568
	Ichiyoshi Securities Co., Ltd.	9,800	47,040
	Icom, Inc.	3,400	88,711
#	ID Holdings Corp.	1,800	21,206
	Idec Corp.	8,500	150,064
	IDOM, Inc.	23,100	134,845
	Ihara Science Corp.	1,300	21,922
	IHI Corp.	65,100	1,140,046
	Iida Group Holdings Co., Ltd.	22,120	487,956
	IJTT Co., Ltd.	2,200	10,121
	Ikegami Tsushinki Co., Ltd.	1,000	8,157
	I'll, Inc.	800	11,288
#	Imagica Group, Inc.	4,300	15,140
	Imagineer Co., Ltd.	900	10,890
	Imasen Electric Industrial	700	4,709
	Imuraya Group Co., Ltd.	900	21,959
	Inaba Denki Sangyo Co., Ltd.	10,600	247,775
	Inaba Seisakusho Co., Ltd.	3,300	44,609
	Inabata & Co., Ltd.	8,200	115,125
	Inageya Co., Ltd.	2,200	35,914
	Ines Corp.	6,300	85,708
	I-Net Corp.	2,600	38,375
	Infocom Corp.	9,300	269,702
	Infomart Corp.	63,800	546,517
	Information Services International-Dentsu, Ltd.	7,800	287,670
	Innotech Corp.	2,000	23,469
	Insource Co., Ltd.	2,850	64,001
	Intage Holdings, Inc.	12,400	138,901
	Intelligent Wave, Inc.	3,200	21,766
#	Inter Action Corp.	1,700	39,098
	Internet Initiative Japan, Inc.	25,200	516,490
#	Inui Global Logistics Co., Ltd.	1,600	14,245
	I-O Data Device, Inc.	5,200	51,019
	I-PEX, Inc.	1,300	26,136

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	IR Japan Holdings, Ltd.	3,800	$634,821
	I'rom Group Co., Ltd.	1,500	25,049
#	ISB Corp.	2,200	26,600
	Ise Chemicals Corp.	400	12,361
*	Iseki & Co., Ltd.	5,600	72,368
	Isetan Mitsukoshi Holdings, Ltd.	98,440	605,228
#	Ishihara Chemical Co., Ltd.	3,100	61,566
	Ishihara Sangyo Kaisha, Ltd.	8,000	56,210
	Ishii Iron Works Co., Ltd.	500	13,690
	Ishizuka Glass Co., Ltd.	700	12,041
	Isolite Insulating Products Co., Ltd.	1,800	9,026
	Isuzu Motors, Ltd.	117,500	1,123,634
	Itfor, Inc.	5,400	48,103
	ITmedia, Inc.	3,800	83,534
	Ito En, Ltd.	14,000	873,568
	Itochu Enex Co., Ltd.	30,500	293,113
	Itochu Techno-Solutions Corp.	14,800	521,761
	Itochu-Shokuhin Co., Ltd.	1,900	95,676
	Itoki Corp.	10,500	32,537
*	Itokuro, Inc.	1,000	9,965
	IwaiCosmo Holdings, Inc.	3,900	52,257
	Iwaki & Co., Ltd.	8,200	50,440
	Iwasaki Electric Co., Ltd.	1,900	24,900
	Iwatani Corp.	18,600	1,147,260
*	Iwatsu Electric Co., Ltd.	1,800	14,379
	Iwatsuka Confectionery Co., Ltd.	800	33,717
	Iyo Bank, Ltd. (The)	43,700	250,817
	Izumi Co., Ltd.	13,500	485,155
	J Front Retailing Co., Ltd.	36,700	304,048
#	J Trust Co., Ltd.	11,200	27,340
	JAC Recruitment Co., Ltd.	10,500	186,619
	Jaccs Co., Ltd.	7,000	124,889
	Jafco Group Co., Ltd.	9,100	492,132
	Jalux, Inc.	1,700	22,418
	Jamco Corp.	7,000	44,196
	Janome Sewing Machine Co., Ltd.	1,200	9,374
	Japan Airport Terminal Co., Ltd.	4,600	242,002
#*	Japan Animal Referral Medical Center Co., Ltd.	600	13,019
	Japan Asia Group, Ltd.	6,800	78,165
*	Japan Asset Marketing Co., Ltd.	39,200	43,427
	Japan Aviation Electronics Industry, Ltd.	10,000	155,208
	Japan Best Rescue System Co., Ltd.	6,900	55,840
	Japan Cash Machine Co., Ltd.	3,800	18,535
#*	Japan Display, Inc.	48,200	21,587
	Japan Electronic Materials Corp.	2,800	53,279
	Japan Elevator Service Holdings Co., Ltd.	12,600	296,581
	Japan Exchange Group, Inc.	70,400	1,643,522
	Japan Foundation Engineering Co., Ltd.	11,300	50,569
#	Japan Investment Adviser Co., Ltd.	1,500	15,882
	Japan Lifeline Co., Ltd.	17,100	246,723
	Japan Material Co., Ltd.	9,800	136,818
	Japan Medical Dynamic Marketing, Inc.	4,600	96,114
	Japan Post Holdings Co., Ltd.	86,600	688,692
	Japan Post Insurance Co., Ltd.	28,000	549,955
#	Japan Property Management Center Co., Ltd.	900	10,059
	Japan Pulp & Paper Co., Ltd.	3,900	131,942
	Japan Securities Finance Co., Ltd.	30,400	150,992
	Japan Steel Works, Ltd. (The)	11,400	316,728
	Japan Transcity Corp.	3,000	15,010

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Japan Wool Textile Co., Ltd. (The)	15,200	$138,284
#	Jastec Co., Ltd.	2,900	32,891
	JBCC Holdings, Inc.	3,900	54,633
	JCR Pharmaceuticals Co., Ltd.	7,600	250,309
	JCU Corp.	10,300	383,657
	Jeol, Ltd.	11,700	479,129
	JFE Systems, Inc.	800	24,500
	JGC Holdings Corp.	57,200	648,070
*	JIG-SAW, Inc.	300	36,699
	Jimoto Holdings, Inc.	1,080	8,285
	JINS Holdings, Inc.	3,800	246,902
	JK Holdings Co., Ltd.	4,400	34,018
	JM Holdings Co., Ltd.	3,700	72,134
	JMS Co., Ltd.	3,800	33,906
	Joban Kosan Co., Ltd.	1,000	12,856
	J-Oil Mills, Inc.	1,700	60,000
	Joshin Denki Co., Ltd.	4,300	112,602
	Joyful Honda Co., Ltd.	8,900	117,938
	JP-Holdings, Inc.	20,800	56,133
	JSB Co., Ltd.	600	19,514
	JSP Corp.	7,700	124,563
	JSR Corp.	21,700	662,189
	JTEKT Corp.	45,600	405,189
	Juki Corp.	10,400	62,844
	Juroku Bank, Ltd. (The)	4,800	84,590
	Justsystems Corp.	10,500	762,923
	JVCKenwood Corp.	50,920	84,638
	K&O Energy Group, Inc.	2,600	35,484
	Kadokawa Corp.	9,702	315,108
	Kadoya Sesame Mills, Inc.	500	19,075
	Kagome Co., Ltd.	9,000	298,250
	Kajima Corp.	176,501	2,364,873
	Kakaku.com, Inc.	25,800	747,232
	Kaken Pharmaceutical Co., Ltd.	10,600	416,007
*	Kamakura Shinsho, Ltd.	2,100	17,305
	Kameda Seika Co., Ltd.	2,000	92,636
	Kamei Corp.	3,000	34,201
	Kamigumi Co., Ltd.	20,400	359,877
	Kanaden Corp.	7,800	90,344
	Kanagawa Chuo Kotsu Co., Ltd.	1,100	40,579
	Kanamic Network Co., Ltd.	7,600	50,240
	Kanamoto Co., Ltd.	11,600	248,097
	Kandenko Co., Ltd.	28,500	245,662
	Kaneka Corp.	15,100	542,287
	Kaneko Seeds Co., Ltd.	2,800	42,400
	Kanematsu Corp.	27,700	348,384
	Kanematsu Electronics, Ltd.	3,500	129,726
	Kanemi Co., Ltd.	400	11,645
	Kansai Mirai Financial Group, Inc.	22,215	106,321
	Kansai Paint Co., Ltd.	21,700	638,740
	Kansai Super Market, Ltd.	3,700	39,891
	Kanto Denka Kogyo Co., Ltd.	1,700	13,591
	Kao Corp.	33,200	2,408,884
	Kasai Kogyo Co., Ltd.	9,100	33,918
	Katakura Industries Co., Ltd.	7,900	100,868
	Katitas Co., Ltd.	16,600	495,976
	Kato Sangyo Co., Ltd.	4,600	151,807
	Kato Works Co., Ltd.	3,900	35,538
	Kawada Technologies, Inc.	900	36,163

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kawai Musical Instruments Manufacturing Co., Ltd.	1,300	$33,065
*	Kawasaki Heavy Industries, Ltd.	63,300	1,345,168
	KDDI Corp.	250,200	7,354,061
	KeePer Technical Laboratory Co., Ltd.	6,600	125,263
	Keihan Holdings Co., Ltd.	9,200	419,416
	Keihanshin Building Co., Ltd.	4,500	71,282
	Keikyu Corp.	26,700	428,269
	Keio Corp.	11,000	805,035
	Keisei Electric Railway Co., Ltd.	11,000	373,492
	Keiyo Bank, Ltd. (The)	20,400	78,053
	Keiyo Co., Ltd.	12,200	85,918
	Kenko Mayonnaise Co., Ltd.	1,800	31,797
	Kewpie Corp.	26,900	620,287
	Keyence Corp.	11,200	6,013,068
	KFC Holdings Japan, Ltd.	6,700	179,397
	KFC, Ltd.	500	10,265
	KH Neochem Co., Ltd.	11,500	259,342
	Kikkoman Corp.	21,000	1,481,820
	Kimoto Co., Ltd.	12,900	20,691
	Kinden Corp.	33,100	531,874
	Kintetsu Department Store Co., Ltd.	3,500	108,714
	Kintetsu Group Holdings Co., Ltd.	12,700	534,527
	Kintetsu World Express, Inc.	21,800	534,436
	Kirin Holdings Co., Ltd.	85,600	1,839,888
	Kissei Pharmaceutical Co., Ltd.	4,600	101,311
	Ki-Star Real Estate Co., Ltd.	2,000	47,252
	Kitagawa Corp.	1,000	12,799
	Kita-Nippon Bank, Ltd. (The)	1,600	28,342
	Kitano Construction Corp.	1,200	27,769
#	Kitanotatsujin Corp.	8,500	46,453
	Kito Corp.	11,000	160,057
	Kitz Corp.	21,400	122,953
	Kiyo Bank, Ltd. (The)	7,300	94,169
*	KLab, Inc.	11,100	96,641
	Koa Corp.	3,300	50,230
	Kobayashi Pharmaceutical Co., Ltd.	6,700	754,481
	Kobe Bussan Co., Ltd.	18,800	520,758
*	Kobe Electric Railway Co., Ltd.	900	31,697
	Koei Chemical Co., Ltd.	500	13,807
	Koei Tecmo Holdings Co., Ltd.	6,000	343,722
	Kohnan Shoji Co., Ltd.	8,900	242,013
	Kohsoku Corp.	3,100	43,396
	Koito Manufacturing Co., Ltd.	18,700	1,206,515
	Kojima Co., Ltd.	9,900	58,667
	Kokusai Co., Ltd.	1,500	10,402
#	Kokusai Pulp & Paper Co., Ltd.	9,600	22,251
	Kokuyo Co., Ltd.	35,700	464,662
	KOMAIHALTEC, Inc.	1,200	24,429
	Komatsu Matere Co., Ltd.	8,900	82,838
	Komatsu Wall Industry Co., Ltd.	1,100	18,193
	Komatsu, Ltd.	84,100	2,304,297
#	KOMEDA Holdings Co., Ltd.	10,700	193,219
	Komehyo Holdings Co., Ltd.	2,000	13,568
	Komeri Co., Ltd.	9,100	241,647
	Komori Corp.	14,800	96,368
#	Konaka Co., Ltd.	8,100	23,463
	Konami Holdings Corp.	12,000	735,379
	Kondotec, Inc.	2,500	25,221
	Konica Minolta, Inc.	85,000	368,737

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Konishi Co., Ltd.	14,400	$217,742
	Konoike Transport Co., Ltd.	5,100	50,071
	Konoshima Chemical Co., Ltd.	1,900	23,601
	Kose Corp.	4,500	723,235
#	Koshidaka Holdings Co., Ltd.	8,400	33,616
	Kotobuki Spirits Co., Ltd.	5,500	297,909
*	Kourakuen Holdings Corp.	1,800	29,151
	Kozo Keikaku Engineering, Inc.	1,300	30,931
	Krosaki Harima Corp.	1,800	83,589
	KRS Corp.	1,000	14,850
	K's Holdings Corp.	62,476	844,790
	KU Holdings Co., Ltd.	5,300	41,202
	Kubota Corp.	74,200	1,630,259
	Kumagai Gumi Co., Ltd.	13,000	321,635
	Kumiai Chemical Industry Co., Ltd.	14,200	116,056
#	Kunimine Industries Co., Ltd.	3,100	36,401
	Kurabo Industries, Ltd.	3,700	63,675
	Kuraray Co., Ltd.	50,900	545,314
	Kureha Corp.	5,400	334,478
	Kurimoto, Ltd.	3,100	48,907
	Kurita Water Industries, Ltd.	13,100	531,732
#	Kuriyama Holdings Corp.	8,000	49,951
	Kushikatsu Tanaka Holdings Co.	200	3,064
	Kusuri no Aoki Holdings Co., Ltd.	5,600	458,521
*	KYB Corp.	5,800	130,150
	Kyocera Corp.	17,800	1,140,842
	Kyoden Co., Ltd.	3,100	9,056
	Kyodo Printing Co., Ltd.	2,100	71,652
#	Kyokuto Boeki Kaisha, Ltd.	1,800	23,380
	Kyokuto Kaihatsu Kogyo Co., Ltd.	12,000	164,917
	Kyokuto Securities Co., Ltd.	5,600	40,431
	Kyokuyo Co., Ltd.	4,700	136,042
	KYORIN Holdings, Inc.	8,600	161,406
	Kyoritsu Printing Co., Ltd.	3,900	4,548
	Kyosan Electric Manufacturing Co., Ltd.	21,800	84,941
	Kyowa Electronic Instruments Co., Ltd.	3,500	12,812
	Kyowa Exeo Corp.	36,600	955,656
	Kyowa Leather Cloth Co., Ltd.	6,600	39,856
	Kyudenko Corp.	14,100	428,501
	Kyushu Financial Group, Inc.	57,240	228,924
#	Kyushu Leasing Service Co., Ltd.	2,100	12,266
	Kyushu Railway Co.	20,100	422,121
	LAC Co., Ltd.	5,200	51,286
#	Lacto Japan Co., Ltd.	1,800	45,122
*	LAND Co., Ltd.	263,800	22,893
*	Laox Co., Ltd.	13,500	23,111
	Lasertec Corp.	13,400	1,794,902
	Lawson, Inc.	30,300	1,471,603
	Lecip Holdings Corp.	1,700	8,157
	Life Corp.	7,000	220,449
	LIFULL Co., Ltd.	12,500	48,328
	Like Co., Ltd.	1,800	35,792
	Linical Co., Ltd.	2,500	17,952
	Link And Motivation, Inc.	13,000	70,892
	Lintec Corp.	15,500	351,083
	Lion Corp.	33,800	772,531
*	Litalico, Inc.	2,700	93,902
	Lixil Corp.	29,300	683,285
*	Locondo, Inc.	1,100	19,808

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Look Holdings, Inc.	1,900	$16,223
*	M&A Capital Partners Co., Ltd.	4,100	201,198
	M3, Inc.	58,300	4,907,384
	Mabuchi Motor Co., Ltd.	5,500	226,803
	Macnica Fuji Electronics Holdings, Inc.	25,000	523,905
	Macromill, Inc.	16,900	121,739
	Maeda Corp.	43,100	352,908
	Maeda Road Construction Co., Ltd.	8,500	143,543
	Maezawa Kasei Industries Co., Ltd.	2,600	23,607
	Maezawa Kyuso Industries Co., Ltd.	3,700	77,603
	Makino Milling Machine Co., Ltd.	6,200	249,855
	Makita Corp.	21,000	1,002,115
	Mandom Corp.	4,400	66,212
	Mani, Inc.	9,900	262,355
	MarkLines Co., Ltd.	3,500	82,596
	Mars Group Holdings Corp.	1,900	27,678
#	Marubun Corp.	2,800	14,414
	Maruha Nichiro Corp.	17,700	398,245
	Marui Group Co., Ltd.	27,400	491,039
	Maruichi Steel Tube, Ltd.	3,400	73,406
	Maruka Corp.	2,300	42,168
	Marumae Co., Ltd.	1,800	21,283
	Marusan Securities Co., Ltd.	18,100	89,374
#	Maruwa Unyu Kikan Co., Ltd.	7,200	153,423
	Maruzen CHI Holdings Co., Ltd.	9,400	33,224
	Maruzen Co., Ltd.	3,300	56,818
	Maruzen Showa Unyu Co., Ltd.	2,800	89,878
	Marvelous, Inc.	6,600	60,469
	Matching Service Japan Co., Ltd.	800	8,627
	Matsuda Sangyo Co., Ltd.	5,600	95,976
	Matsui Construction Co., Ltd.	6,700	45,262
	Matsui Securities Co., Ltd.	5,000	38,882
	Matsumotokiyoshi Holdings Co., Ltd.	19,600	777,338
	Matsuoka Corp.	1,200	22,878
	Matsuyafoods Holdings Co., Ltd.	1,700	56,947
	Max Co., Ltd.	5,900	85,886
*	Maxell Holdings, Ltd.	8,900	116,934
	Maxvalu Nishinihon Co., Ltd.	1,300	24,303
	Maxvalu Tokai Co., Ltd.	3,000	77,042
	Mazda Motor Corp.	152,400	1,086,471
	McDonald's Holdings Co. Japan, Ltd.	6,900	336,476
	MCJ Co., Ltd.	20,000	191,601
	Mebuki Financial Group, Inc.	121,100	234,461
	MEC Co., Ltd.	4,700	100,044
	Media Do Co., Ltd.	2,900	171,203
	Medical Data Vision Co., Ltd.	7,500	187,170
	Medical System Network Co., Ltd.	14,700	78,695
	Medipal Holdings Corp.	36,100	739,138
	Medius Holdings Co., Ltd.	2,000	15,114
	Megmilk Snow Brand Co., Ltd.	15,200	327,931
	Meidensha Corp.	11,100	257,898
	Meiji Electric Industries Co., Ltd.	2,500	34,862
	MEIJI Holdings Co., Ltd.	31,300	2,136,537
	Meisei Industrial Co., Ltd.	12,600	94,115
	Meitec Corp.	10,500	550,318
	Meito Sangyo Co., Ltd.	1,800	24,123
#	Meiwa Corp.	9,600	40,877
	Meiwa Estate Co., Ltd.	2,500	14,424
	Melco Holdings, Inc.	900	32,188

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Members Co., Ltd.	1,400	$33,812
	Menicon Co., Ltd.	7,700	463,412
*	Mercari, Inc.	6,500	313,167
	Mercuria Investment Co., Ltd.	900	6,167
*	Metaps, Inc.	1,000	7,318
	METAWATER Co., Ltd.	3,800	85,936
	Michinoku Bank, Ltd. (The)	3,100	29,907
	Micronics Japan Co., Ltd.	1,100	16,550
	Mie Kotsu Group Holdings, Inc.	12,800	57,976
	Mikuni Corp.	1,500	3,887
	Milbon Co., Ltd.	7,100	464,426
*	Mimaki Engineering Co., Ltd.	4,800	21,839
	Mimasu Semiconductor Industry Co., Ltd.	4,600	117,523
	Minebea Mitsumi, Inc.	57,200	1,269,468
	Ministop Co., Ltd.	3,700	50,239
	Mirait Holdings Corp.	27,500	438,322
	Miroku Jyoho Service Co., Ltd.	5,500	113,752
	MISUMI Group, Inc.	25,700	836,790
	Mitani Corp.	2,800	181,842
	Mitani Sangyo Co., Ltd.	8,700	35,200
	Mitani Sekisan Co., Ltd.	500	22,413
#	Mito Securities Co., Ltd.	15,500	36,695
*	Mitsuba Corp.	5,100	20,544
	Mitsubishi Chemical Holdings Corp.	426,400	2,916,545
	Mitsubishi Electric Corp.	129,600	1,977,023
	Mitsubishi Estate Co., Ltd.	87,700	1,387,412
	Mitsubishi Gas Chemical Co., Inc.	24,700	565,160
	Mitsubishi Heavy Industries, Ltd.	73,700	2,116,907
#	Mitsubishi Kakoki Kaisha, Ltd.	1,500	43,816
	Mitsubishi Logisnext Co., Ltd.	19,400	217,193
	Mitsubishi Logistics Corp.	15,499	431,586
*	Mitsubishi Motors Corp.	147,400	335,121
	Mitsubishi Paper Mills, Ltd.	2,600	8,376
	Mitsubishi Pencil Co., Ltd.	5,300	67,309
	Mitsubishi Research Institute, Inc.	1,800	72,446
	Mitsubishi Shokuhin Co., Ltd.	5,400	146,164
*	Mitsubishi Steel Manufacturing Co., Ltd.	1,000	5,872
	Mitsubishi UFJ Financial Group, Inc.	1,171,800	5,291,588
	Mitsubishi UFJ Lease & Finance Co., Ltd.	180,700	884,198
	Mitsuboshi Belting, Ltd.	4,000	63,006
	Mitsui Chemicals, Inc.	59,400	1,702,089
*	Mitsui E&S Holdings Co., Ltd.	22,100	85,218
	Mitsui Fudosan Co., Ltd.	84,300	1,711,091
	Mitsui Mining & Smelting Co., Ltd.	20,900	727,864
	Mitsui Sugar Co., Ltd.	2,300	40,820
	Mitsui-Soko Holdings Co., Ltd.	4,800	102,588
	Mitsuuroko Group Holdings Co., Ltd.	11,100	143,517
	Miura Co., Ltd.	3,100	176,503
	Mixi, Inc.	15,600	365,738
	Miyaji Engineering Group, Inc.	1,000	23,531
	Miyazaki Bank, Ltd. (The)	2,300	46,994
	Miyoshi Oil & Fat Co., Ltd.	1,900	21,195
	Mizuho Financial Group, Inc.	130,471	1,719,918
	Mizuho Financial Group, Inc., ADR	19,384	52,143
	Mizuho Leasing Co., Ltd.	9,500	295,457
#	Mizuho Medy Co., Ltd.	700	9,871
	Mizuno Corp.	7,600	151,170
*	Mobile Factory, Inc.	900	8,779
	Mochida Pharmaceutical Co., Ltd.	1,600	60,053

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Modec, Inc.	10,900	$203,478
	Monex Group, Inc.	49,600	256,149
	Money Partners Group Co., Ltd.	3,000	5,887
	Monogatari Corp. (The)	1,200	132,940
	MonotaRO Co., Ltd.	20,800	1,042,257
	Morinaga & Co., Ltd.	14,400	572,884
	Morinaga Milk Industry Co., Ltd.	7,600	378,145
	Moriroku Holdings Co., Ltd.	600	11,615
	Morita Holdings Corp.	6,200	99,382
	Morito Co., Ltd.	5,400	31,007
#	Morozoff, Ltd.	300	16,309
	Mortgage Service Japan, Ltd.	1,000	11,485
	Mory Industries, Inc.	400	8,623
#	MrMax Holdings, Ltd.	9,200	64,764
	MS&AD Insurance Group Holdings, Inc.	47,552	1,368,135
	MTI, Ltd.	4,000	30,737
	Mugen Estate Co., Ltd.	5,700	24,583
	m-up Holdings, Inc.	400	8,592
	Murakami Corp.	1,300	31,786
	Murata Manufacturing Co., Ltd.	5,000	480,240
	Musashino Bank, Ltd. (The)	3,800	54,593
*	Mynet, Inc.	1,700	14,542
	N Field Co., Ltd.	2,900	24,192
	Nabtesco Corp.	33,200	1,489,286
#	NAC Co., Ltd.	5,200	45,141
	Nachi-Fujikoshi Corp.	3,500	140,126
	Nafco Co., Ltd.	4,400	82,777
	Nagano Bank, Ltd. (The)	1,400	16,601
	Nagano Keiki Co., Ltd.	4,600	41,350
	Nagase & Co., Ltd.	35,400	507,656
	Nagatanien Holdings Co., Ltd.	3,600	80,119
	Nagawa Co., Ltd.	600	66,335
	Nagoya Railroad Co., Ltd.	19,900	506,847
	Naigai Tec Corp.	800	19,802
	Nakabayashi Co., Ltd.	8,000	47,105
	Nakamoto Packs Co., Ltd.	800	13,039
	Nakamuraya Co., Ltd.	600	22,096
	Nakanishi, Inc.	4,600	87,930
	Nakano Corp.	6,500	24,348
	Nakayamafuku Co., Ltd.	4,800	26,047
	Namura Shipbuilding Co., Ltd.	16,000	25,676
	Nankai Electric Railway Co., Ltd.	14,900	361,968
	Nanto Bank, Ltd. (The)	5,300	84,746
	Natori Co., Ltd.	2,000	36,683
	NEC Capital Solutions, Ltd.	4,700	85,363
	NEC Corp.	38,400	2,089,297
	NEC Networks & System Integration Corp.	33,800	598,496
	Neos Corp.	1,700	8,831
	NET One Systems Co., Ltd.	35,300	1,177,689
	Neturen Co., Ltd.	14,100	64,840
	New Art Holdings Co., Ltd.	1,600	13,607
	Nexon Co., Ltd.	34,200	1,037,744
	Nextage Co., Ltd.	15,000	211,535
	NF Holdings Corp.	1,100	20,288
	NFC Holdings, Inc.	600	12,438
	NGK Insulators, Ltd.	18,900	330,985
	NGK Spark Plug Co., Ltd.	23,600	440,234
	NHK Spring Co., Ltd.	66,200	452,848
	Nicca Chemical Co., Ltd.	3,100	25,418

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
*	Nice Corp.	700	$9,920
	Nichia Steel Works, Ltd.	1,000	2,807
	Nichias Corp.	10,100	230,697
	Nichiban Co., Ltd.	1,500	23,885
	Nichiden Corp.	4,700	96,739
	Nichiha Corp.	4,800	143,831
	Nichi-iko Pharmaceutical Co., Ltd.	10,500	101,914
	Nichirei Corp.	23,900	692,503
	Nichireki Co., Ltd.	5,000	70,021
	Nichirin Co., Ltd.	1,430	20,316
	Nidec Corp.	28,000	3,726,190
#	Nidec Corp., Sponsored ADR	10,600	354,358
	Nifco, Inc.	55,600	1,943,679
	Nihon Chouzai Co., Ltd.	4,500	64,462
*	Nihon Dempa Kogyo Co., Ltd.	2,600	18,448
	Nihon Dengi Co., Ltd.	1,800	68,349
	Nihon Flush Co., Ltd.	3,000	36,856
#	Nihon House Holdings Co., Ltd.	14,000	41,496
#	Nihon Kagaku Sangyo Co., Ltd.	2,300	28,451
	Nihon Kohden Corp.	23,700	706,214
	Nihon M&A Center, Inc.	26,500	1,534,585
	Nihon Nohyaku Co., Ltd.	14,300	65,174
	Nihon Parkerizing Co., Ltd.	26,200	254,382
	Nihon Plast Co., Ltd.	4,600	22,238
	Nihon Unisys, Ltd.	35,200	1,335,765
#	Nihon Yamamura Glass Co., Ltd.	1,200	9,869
	Niitaka Co., Ltd.	500	12,876
	Nikkiso Co., Ltd.	21,800	209,429
	Nikko Co., Ltd.	9,800	66,528
	Nikkon Holdings Co., Ltd.	11,100	224,001
	Nikon Corp.	51,200	408,034
	Nintendo Co., Ltd.	18,900	10,879,506
	Nippi, Inc.	600	21,800
	Nippn Corp.	8,900	140,117
	Nippo Corp.	7,300	181,906
	Nippon Air Conditioning Services Co., Ltd.	2,400	16,591
	Nippon Aqua Co., Ltd.	2,000	11,385
	Nippon Beet Sugar Manufacturing Co., Ltd.	1,800	27,853
	Nippon Carbide Industries Co., Inc.	2,000	24,172
	Nippon Carbon Co., Ltd.	1,400	54,281
	Nippon Chemical Industrial Co., Ltd.	1,300	37,207
	Nippon Chemiphar Co., Ltd.	500	10,654
	Nippon Coke & Engineering Co., Ltd.	41,900	38,341
	Nippon Commercial Development Co., Ltd.	3,900	63,462
	Nippon Concept Corp.	1,200	17,385
	Nippon Concrete Industries Co., Ltd.	700	2,051
	Nippon Densetsu Kogyo Co., Ltd.	12,400	231,357
	Nippon Dry-Chemical Co., Ltd.	2,100	29,265
	Nippon Express Co., Ltd.	23,400	1,589,831
	Nippon Felt Co., Ltd.	2,900	12,037
	Nippon Fine Chemical Co., Ltd.	5,100	66,619
	Nippon Gas Co., Ltd.	17,700	854,010
	Nippon Hume Corp.	3,300	23,927
	Nippon Kayaku Co., Ltd.	50,700	478,589
	Nippon Kodoshi Corp.	800	18,534
	Nippon Koei Co., Ltd.	3,500	90,149
	Nippon Light Metal Holdings Co., Ltd.	22,960	414,552
	Nippon Paint Holdings Co., Ltd.	15,500	1,393,834
	Nippon Paper Industries Co., Ltd.	11,200	136,753

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nippon Parking Development Co., Ltd., Class C	53,600	$72,159
	Nippon Pillar Packing Co., Ltd.	12,000	191,113
	Nippon Piston Ring Co., Ltd.	900	8,111
	Nippon Road Co., Ltd. (The)	1,200	83,041
	Nippon Sanso Holdings Corp.	12,200	235,181
	Nippon Seiki Co., Ltd.	9,100	111,555
	Nippon Seisen Co., Ltd.	1,200	43,266
*	Nippon Sharyo, Ltd.	3,700	87,267
	Nippon Shinyaku Co., Ltd.	4,600	338,646
	Nippon Shokubai Co., Ltd.	5,000	280,041
	Nippon Signal Co., Ltd.	12,900	114,883
	Nippon Soda Co., Ltd.	9,900	283,558
	Nippon Steel Trading Corp.	5,300	181,819
	Nippon Suisan Kaisha, Ltd.	98,700	412,138
	Nippon Systemware Co., Ltd.	2,600	51,798
	Nippon Telegraph & Telephone Corp.	122,800	3,069,240
	Nippon Thompson Co., Ltd.	19,900	91,010
	Nippon Yakin Kogyo Co., Ltd.	1,140	18,930
	Nipro Corp.	56,900	670,952
	Nishimatsu Construction Co., Ltd.	15,000	347,593
#	Nishimatsuya Chain Co., Ltd.	8,600	115,705
	Nishimoto Co., Ltd.	2,100	53,113
	Nishi-Nippon Financial Holdings, Inc.	18,000	108,212
	Nishi-Nippon Railroad Co., Ltd.	9,000	245,515
	Nishio Rent All Co., Ltd.	7,600	158,376
	Nissan Chemical Corp.	27,600	1,572,068
*	Nissan Motor Co., Ltd.	183,800	947,619
	Nissan Shatai Co., Ltd.	21,900	171,798
	Nissan Tokyo Sales Holdings Co., Ltd.	5,300	13,134
	Nissei ASB Machine Co., Ltd.	2,600	142,882
	Nissei Plastic Industrial Co., Ltd.	4,000	33,491
	Nissha Co., Ltd.	6,800	87,590
	Nisshin Group Holdings Co., Ltd.	14,600	57,569
	Nisshin Oillio Group, Ltd. (The)	8,400	244,642
	Nisshin Seifun Group, Inc.	17,980	302,639
	Nisshinbo Holdings, Inc.	26,604	197,881
	Nissin Electric Co., Ltd.	10,200	134,133
	Nissin Foods Holdings Co., Ltd.	600	51,860
	Nissin Sugar Co., Ltd.	2,600	46,202
	Nisso Corp.	4,200	32,180
	Nissui Pharmaceutical Co., Ltd.	3,800	36,117
	Nitori Holdings Co., Ltd.	7,900	1,567,858
	Nitta Corp.	4,200	88,373
	Nitta Gelatin, Inc.	5,200	33,108
	Nitto Denko Corp.	23,000	2,084,777
	Nitto Fuji Flour Milling Co., Ltd.	300	19,220
	Nitto Kogyo Corp.	7,600	148,286
	Nitto Kohki Co., Ltd.	3,300	53,581
	Nitto Seiko Co., Ltd.	8,700	37,387
	Nittoc Construction Co., Ltd.	4,800	35,062
	NJS Co., Ltd.	3,300	62,236
	Noda Corp.	1,400	9,126
	Noevir Holdings Co., Ltd.	5,600	246,343
	NOF Corp.	18,600	893,813
	Nohmi Bosai, Ltd.	4,900	103,525
	Nojima Corp.	15,400	393,290
	Nomura Co., Ltd.	27,200	197,263
	Nomura Holdings, Inc.	304,800	1,612,711
#	Nomura Holdings, Inc., Sponsored ADR	22,606	121,168

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nomura Micro Science Co., Ltd.	800	$25,670
	Nomura Real Estate Holdings, Inc.	41,400	924,706
	Nomura Research Institute, Ltd.	33,866	1,140,755
	Noritake Co., Ltd.	1,700	52,782
	Noritsu Koki Co., Ltd.	5,700	114,794
	Noritz Corp.	9,800	140,547
	NS Solutions Corp.	11,100	356,587
#	NS Tool Co., Ltd.	1,900	48,369
	NSD Co., Ltd.	20,600	394,328
	NSK, Ltd.	23,800	215,788
*	NTN Corp.	106,000	279,981
	NTT Data Corp.	101,000	1,450,474
	Obara Group, Inc.	2,600	100,070
	Obayashi Corp.	255,800	2,142,633
	OBIC Business Consultants Co., Ltd.	1,800	114,629
	Obic Co., Ltd.	5,700	1,066,492
	Ochi Holdings Co., Ltd.	800	10,196
	Odakyu Electric Railway Co., Ltd.	20,700	601,697
	Oenon Holdings, Inc.	11,900	43,328
	Ogaki Kyoritsu Bank, Ltd. (The)	5,600	105,905
	Ohara, Inc.	700	11,809
	Ohashi Technica, Inc.	2,500	31,878
	Ohba Co., Ltd.	3,000	20,942
	Ohki Healthcare Holdings Co., Ltd.	800	10,331
	Ohmoto Gumi Co., Ltd.	100	4,822
	Oiles Corp.	5,300	82,610
*	Oisix ra daichi, Inc.	4,600	136,696
	Oita Bank, Ltd. (The)	2,400	46,151
	Oji Holdings Corp.	111,600	674,683
	Okabe Co., Ltd.	12,800	94,630
	Okamoto Industries, Inc.	3,000	110,754
	Okamoto Machine Tool Works, Ltd.	400	10,792
	Okamura Corp.	20,900	183,423
	Okasan Securities Group, Inc.	44,000	158,334
	Oki Electric Industry Co., Ltd.	32,200	336,387
	Okinawa Cellular Telephone Co.	3,700	165,206
	OKUMA Corp.	6,400	384,250
	Okumura Corp.	10,600	264,197
	Okura Industrial Co., Ltd.	3,400	60,326
	Okuwa Co., Ltd.	8,300	100,364
	Olympic Group Corp.	2,900	24,701
	Olympus Corp.	149,200	2,697,651
	Omron Corp.	8,700	770,790
	Ono Pharmaceutical Co., Ltd.	29,400	877,563
	Onoken Co., Ltd.	6,400	74,059
	Onward Holdings Co., Ltd.	40,800	95,419
	Open House Co., Ltd.	41,700	1,678,551
	Optex Group Co., Ltd.	4,600	84,915
*	Optim Corp.	5,000	150,006
	Oracle Corp.	4,600	541,963
	Organo Corp.	2,200	146,186
	Orient Corp.	185,800	211,336
#	Oriental Consultants Holdings Co., Ltd.	2,100	42,400
	Oriental Land Co., Ltd.	6,200	970,371
	Origin Co., Ltd.	1,200	15,439
	Oro Co., Ltd.	1,800	64,301
	Osaka Gas Co., Ltd.	32,000	591,766
	Osaka Organic Chemical Industry, Ltd.	1,300	44,698
	Osaka Soda Co., Ltd.	2,800	67,857

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Osaki Electric Co., Ltd.	9,400	$51,924
	OSG Corp.	19,400	349,402
	OSJB Holdings Corp.	40,000	99,642
	Otsuka Corp.	28,500	1,435,002
	Otsuka Holdings Co., Ltd.	7,300	311,720
	OUG Holdings, Inc.	1,000	26,977
	Outsourcing, Inc.	57,700	723,302
	Oyo Corp.	6,700	81,047
#	Ozu Corp.	700	12,740
	Pacific Industrial Co., Ltd.	8,800	92,291
	Pack Corp. (The)	3,300	80,288
	PAL GROUP Holdings Co., Ltd.	5,900	84,931
	PALTAC Corp.	6,300	327,373
	Pan Pacific International Holdings Corp.	60,800	1,365,313
	Panasonic Corp.	339,600	4,408,766
	Panasonic Corp., Sponsored ADR	24,160	316,496
	PAPYLESS Co., Ltd.	1,300	27,210
	Paraca, Inc.	900	13,753
	Paramount Bed Holdings Co., Ltd.	4,800	210,219
	Paris Miki Holdings, Inc.	2,800	8,115
*	Park24 Co., Ltd.	50,200	953,468
	Parker Corp.	5,500	24,814
#	Pasco Corp.	2,100	27,074
	Pasona Group, Inc.	16,200	291,071
#	PC Depot Corp.	9,220	48,486
	PCA Corp.	600	26,457
	PCI Holdings, Inc.	2,900	40,429
	Pegasus Sewing Machine Manufacturing Co., Ltd.	7,900	26,552
	Penta-Ocean Construction Co., Ltd.	114,900	941,400
*	PeptiDream, Inc.	13,400	782,290
	Persol Holdings Co., Ltd.	114,700	2,151,276
*	Phil Co., Inc.	300	5,339
	Pickles Corp.	1,200	41,848
	Pigeon Corp.	11,500	517,442
	Pilot Corp.	11,100	319,207
	Piolax, Inc.	5,600	81,502
	Plenus Co., Ltd.	600	11,465
	Pola Orbis Holdings, Inc.	39,500	790,757
	Poletowin Pitcrew Holdings, Inc.	14,300	158,608
	Premium Group Co., Ltd.	3,300	75,169
	Press Kogyo Co., Ltd.	20,000	58,629
#	Pressance Corp.	4,800	67,554
	Prestige International, Inc.	28,100	247,566
	Pronexus, Inc.	4,500	45,417
*	Prored Partners Co., Ltd.	500	16,974
	Pro-Ship, Inc.	2,100	28,687
	Prospect Co., Ltd.	140,700	42,824
	PS Mitsubishi Construction Co., Ltd.	11,100	63,941
	Punch Industry Co., Ltd.	8,400	33,011
*	QB Net Holdings Co., Ltd.	2,700	35,426
	Qol Holdings Co., Ltd.	9,500	104,120
	Quick Co., Ltd.	7,200	78,633
	Raccoon Holdings, Inc.	2,900	53,208
	Raito Kogyo Co., Ltd.	9,700	158,195
	Raiznext Corp.	11,000	121,557
#	Rakus Co., Ltd.	25,000	452,851
*	Rakuten, Inc.	72,700	715,565
*	RareJob, Inc.	1,100	24,356
	Rasa Corp.	2,500	21,389

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Rasa Industries, Ltd.	4,100	$91,891
	Raysum Co., Ltd.	5,700	49,659
	Recruit Holdings Co., Ltd.	260,500	11,331,072
	Relia, Inc.	16,800	230,528
	Relo Group, Inc.	40,500	1,007,662
	Renaissance, Inc.	3,900	34,865
	Rengo Co., Ltd.	76,200	633,772
*	RENOVA, Inc.	14,900	528,810
	Retail Partners Co., Ltd.	7,900	99,614
	Rheon Automatic Machinery Co., Ltd.	3,700	40,774
	Ricoh Co., Ltd.	91,000	689,957
	Ricoh Leasing Co., Ltd.	8,200	241,575
	Ride On Express Holdings Co., Ltd.	3,000	60,806
*	Right On Co., Ltd.	4,800	28,146
	Riken Keiki Co., Ltd.	2,700	77,271
	Riken Technos Corp.	13,600	58,975
	Rinnai Corp.	3,600	376,014
	Rion Co., Ltd.	2,900	89,176
	Riso Kagaku Corp.	4,400	58,171
	Rix Corp.	900	13,689
	Rock Field Co., Ltd.	2,200	32,335
	Rohto Pharmaceutical Co., Ltd.	47,300	1,385,414
	Rokko Butter Co., Ltd.	1,000	17,478
	Roland DG Corp.	3,000	49,344
	Rorze Corp.	2,000	147,924
	Round One Corp.	15,100	131,532
*	Rozetta Corp.	600	11,362
*	Ryobi, Ltd.	4,800	54,972
	Ryoden Corp.	7,900	121,640
	Ryohin Keikaku Co., Ltd.	116,900	2,795,175
	Ryosan Co., Ltd.	10,000	222,227
	S Foods, Inc.	2,300	76,478
	S&B Foods, Inc.	1,300	60,141
	Sac's Bar Holdings, Inc.	5,000	26,603
	Sagami Rubber Industries Co., Ltd.	2,000	22,766
	Saibu Gas Co., Ltd.	13,000	358,077
	Saison Information Systems Co., Ltd.	3,100	66,327
	Saizeriya Co., Ltd.	3,900	79,597
	Sakai Chemical Industry Co., Ltd.	3,600	70,091
	Sakai Heavy Industries, Ltd.	1,000	20,479
	Sakai Moving Service Co., Ltd.	2,400	111,518
	Sakai Ovex Co., Ltd.	1,400	29,219
	Sakata INX Corp.	23,000	232,522
	Sakura Internet, Inc.	8,400	57,364
	Sala Corp.	19,400	105,550
	SAMTY Co., Ltd.	14,700	226,913
	San Holdings, Inc.	1,000	11,109
	San ju San Financial Group, Inc.	3,210	38,362
	San-A Co., Ltd.	4,900	190,100
	San-Ai Oil Co., Ltd.	30,700	315,609
#*	Sanden Holdings Corp.	2,700	10,318
	Sanei Architecture Planning Co., Ltd.	3,700	61,890
	Sangetsu Corp.	11,600	173,229
	San-In Godo Bank, Ltd. (The)	19,900	90,115
#*	Sanix, Inc.	16,200	50,158
	Sanken Electric Co., Ltd.	3,399	140,036
	Sanki Engineering Co., Ltd.	20,800	247,173
	Sanko Metal Industrial Co., Ltd.	500	13,162
	Sankyo Co., Ltd.	8,000	228,503

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sankyo Frontier Co., Ltd.	1,000	$37,275
	Sankyo Seiko Co., Ltd.	13,500	59,662
	Sankyo Tateyama, Inc.	4,500	34,514
	Sankyu, Inc.	13,500	508,297
#	Sanoh Industrial Co., Ltd.	2,800	23,341
#	Sansei Technologies, Inc.	1,300	7,518
	Sansha Electric Manufacturing Co., Ltd.	1,000	8,622
	Sanshin Electronics Co., Ltd.	5,000	88,200
	Santen Pharmaceutical Co., Ltd.	31,200	516,011
	Sanwa Holdings Corp.	90,200	1,028,340
	Sanyo Chemical Industries, Ltd.	3,200	160,409
	Sanyo Denki Co., Ltd.	2,800	167,875
	Sanyo Electric Railway Co., Ltd.	1,400	26,920
	Sanyo Shokai, Ltd.	4,300	25,536
	Sanyo Trading Co., Ltd.	8,000	74,361
	Sapporo Holdings, Ltd.	24,100	467,563
	Sato Foods Co., Ltd.	300	13,012
	Sato Holdings Corp.	9,800	204,598
	Sato Shoji Corp.	3,800	33,123
#	Satori Electric Co., Ltd.	2,400	17,271
#	Sawada Holdings Co., Ltd.	4,800	42,582
	Sawai Pharmaceutical Co., Ltd.	5,400	246,851
*	Saxa Holdings, Inc.	1,300	17,613
	SB Technology Corp.	3,000	88,151
	SBI Holdings, Inc.	54,400	1,358,052
*	SBI Insurance Group Co., Ltd.	1,900	24,881
	SBS Holdings, Inc.	4,500	103,269
	Scala, Inc.	6,000	46,129
	SCREEN Holdings Co., Ltd.	9,400	725,007
	Scroll Corp.	7,900	62,180
	SCSK Corp.	10,243	569,692
	SEC Carbon, Ltd.	200	13,060
	Secom Co., Ltd.	12,400	1,123,552
	Secom Joshinetsu Co., Ltd.	200	7,219
	Seed Co., Ltd.	2,100	12,100
	Sega Sammy Holdings, Inc.	39,900	635,487
	Seibu Holdings, Inc.	49,800	457,327
	Seika Corp.	4,100	52,795
	Seikagaku Corp.	7,100	69,514
	Seikitokyu Kogyo Co., Ltd.	5,900	45,315
	Seiko Epson Corp.	52,300	890,925
	Seiko Holdings Corp.	6,400	86,020
	Seiko PMC Corp.	3,900	27,838
	Seino Holdings Co., Ltd.	19,500	252,618
	Seiren Co., Ltd.	12,500	189,345
	Seiwa Electric Manufacturing Co., Ltd.	1,700	10,509
	Sekisui Chemical Co., Ltd.	19,200	346,295
	Sekisui House, Ltd.	76,800	1,483,810
	Sekisui Jushi Corp.	6,900	133,243
	Sekisui Kasei Co., Ltd.	9,600	48,901
#	SEMITEC Corp.	500	22,661
	Senko Group Holdings Co., Ltd.	37,520	348,637
	Senshu Electric Co., Ltd.	4,100	120,970
	Senshu Ikeda Holdings, Inc.	45,500	64,715
*	Senshukai Co., Ltd.	11,400	34,240
	Septeni Holdings Co., Ltd.	2,600	11,590
	Seria Co., Ltd.	16,900	588,475
	Seven & I Holdings Co., Ltd.	97,600	3,727,151
	Seven Bank, Ltd.	319,000	702,775

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	SG Holdings Co., Ltd.	36,800	$943,282
	Sharp Corp.	25,500	529,683
	Shibaura Electronics Co., Ltd.	1,200	35,029
	Shibaura Machine Co., Ltd.	4,700	112,887
	Shibaura Mechatronics Corp.	1,700	86,485
	Shibusawa Warehouse Co., Ltd. (The)	900	18,437
#	Shibuya Corp.	3,000	98,934
*	Shidax Corp.	3,800	9,215
*	SHIFT, Inc.	2,400	294,823
	Shikibo, Ltd.	3,500	33,520
	Shikoku Bank, Ltd. (The)	3,800	24,083
	Shikoku Chemicals Corp.	14,500	165,616
	Shima Seiki Manufacturing, Ltd.	8,300	163,649
	Shimadzu Corp.	31,000	1,185,167
	Shimamura Co., Ltd.	5,800	644,141
	Shimano, Inc.	2,600	609,629
	Shimizu Bank, Ltd. (The)	1,900	30,339
	Shimizu Corp.	122,100	860,104
	Shimojima Co., Ltd.	4,600	59,478
	Shin Nippon Air Technologies Co., Ltd.	3,000	60,465
	Shin Nippon Biomedical Laboratories, Ltd.	3,700	24,943
	Shinagawa Refractories Co., Ltd.	1,700	43,365
	Shindengen Electric Manufacturing Co., Ltd.	1,600	41,036
	Shin-Etsu Chemical Co., Ltd.	29,200	5,083,097
	Shin-Etsu Polymer Co., Ltd.	18,500	172,178
	Shin-Keisei Electric Railway Co., Ltd.	600	12,726
	Shinki Bus Co., Ltd.	800	22,772
	Shinko Electric Industries Co., Ltd.	8,000	201,102
	Shinko Shoji Co., Ltd.	6,600	48,287
	Shinmaywa Industries, Ltd.	14,100	122,296
	Shinnihon Corp.	8,500	67,972
	Shin-Nihon Tatemono Co., Ltd.	4,300	16,026
	Shinoken Group Co., Ltd.	16,300	179,630
	Shinsei Bank, Ltd.	53,800	659,482
	Shinsho Corp.	1,300	22,036
	Shinwa Co., Ltd.	2,600	51,958
	Shinwa Co., Ltd.	2,600	17,264
	Shionogi & Co., Ltd.	22,500	1,221,525
	Ship Healthcare Holdings, Inc.	12,600	724,958
	Shiseido Co., Ltd.	75,000	4,868,961
	Shizuki Electric Co., Inc.	1,200	6,669
	Shizuoka Bank, Ltd. (The)	46,500	338,030
	Shizuoka Gas Co., Ltd.	17,900	162,347
	SHO-BOND Holdings Co., Ltd.	5,900	256,727
	Shoei Co., Ltd.	7,000	285,256
	Shoei Foods Corp.	1,500	53,406
	Shofu, Inc.	2,000	35,784
	Showa Denko K.K.	19,700	469,997
#	Showa Sangyo Co., Ltd.	2,600	76,717
	Sigma Koki Co., Ltd.	700	9,023
#	SIGMAXYZ, Inc.	3,900	61,767
*	Silver Life Co., Ltd.	500	9,819
	Sinanen Holdings Co., Ltd.	3,000	83,999
	Sinfonia Technology Co., Ltd.	7,000	95,956
	Sinko Industries, Ltd.	5,800	101,041
	Sintokogio, Ltd.	8,900	61,018
	SK-Electronics Co., Ltd.	3,800	46,138
	SKY Perfect JSAT Holdings, Inc.	42,800	187,977
#*	Skylark Holdings Co., Ltd.	49,100	806,630

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	SMC Corp.	2,400	$1,452,390
	SMK Corp.	800	22,844
	SMS Co., Ltd.	29,600	1,098,326
	Snow Peak, Inc.	2,500	42,600
	SNT Corp.	2,900	5,603
	Soda Nikka Co., Ltd.	6,600	32,982
	Sodick Co., Ltd.	14,600	130,571
	Soft99 Corp.	1,100	12,699
	Softbank Corp.	80,400	1,056,171
	SoftBank Group Corp.	232,868	18,041,011
	Softcreate Holdings Corp.	3,500	87,627
	Software Service, Inc.	900	94,949
	Sohgo Security Services Co., Ltd.	12,700	624,938
#	Soiken Holdings, Inc.	9,300	55,767
	Soken Chemical & Engineering Co., Ltd.	3,500	63,139
	Solasto Corp.	14,400	218,022
#*	SoldOut, Inc.	800	11,590
	Soliton Systems K.K.	5,500	89,908
	Solxyz Co., Ltd.	1,300	11,527
	Sompo Holdings, Inc.	37,500	1,497,462
	Sony Corp.	157,000	15,026,880
	Sotetsu Holdings, Inc.	13,100	307,440
	Sotoh Co., Ltd.	2,400	18,653
	Space Co., Ltd.	2,900	21,418
	Space Value Holdings Co., Ltd.	5,400	34,909
	Sparx Group Co., Ltd.	29,800	84,571
	SPK Corp.	2,500	29,804
	S-Pool, Inc.	26,800	245,451
	Sprix, Ltd.	3,000	22,465
	Square Enix Holdings Co., Ltd.	15,300	879,805
	SRA Holdings	6,000	144,044
	St Marc Holdings Co., Ltd.	3,900	54,101
	Star Mica Holdings Co., Ltd.	5,300	56,081
	Star Micronics Co., Ltd.	9,000	136,371
	Starts Corp., Inc.	13,600	350,044
	St-Care Holding Corp.	1,700	15,284
	Stella Chemifa Corp.	2,700	89,114
	Step Co., Ltd.	1,000	14,673
	Strike Co., Ltd.	2,000	85,797
	Studio Alice Co., Ltd.	3,300	63,727
	Subaru Corp.	94,600	1,817,289
#	Subaru Enterprise Co., Ltd.	500	39,649
	Sugi Holdings Co., Ltd.	11,600	762,317
	Sugimoto & Co., Ltd.	3,600	78,757
	Sumida Corp.	6,400	59,196
	Suminoe Textile Co., Ltd.	500	9,640
	Sumitomo Bakelite Co., Ltd.	13,400	480,628
	Sumitomo Chemical Co., Ltd.	326,931	1,538,993
	Sumitomo Dainippon Pharma Co., Ltd.	31,800	516,945
	Sumitomo Densetsu Co., Ltd.	6,500	160,245
	Sumitomo Electric Industries, Ltd.	78,500	1,047,858
	Sumitomo Forestry Co., Ltd.	48,800	945,055
	Sumitomo Heavy Industries, Ltd.	32,500	904,395
	Sumitomo Metal Mining Co., Ltd.	26,400	1,144,652
	Sumitomo Mitsui Construction Co., Ltd.	61,200	254,693
	Sumitomo Mitsui Financial Group, Inc.	94,700	2,942,170
	Sumitomo Mitsui Financial Group, Inc., Sponsored ADR, Sponsored ADR	147,256	914,460
	Sumitomo Mitsui Trust Holdings, Inc.	42,000	1,256,546
*	Sumitomo Precision Products Co., Ltd.	1,700	31,502

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sumitomo Realty & Development Co., Ltd.	32,000	$965,946
	Sumitomo Riko Co., Ltd.	4,100	22,927
	Sumitomo Seika Chemicals Co., Ltd.	3,000	123,211
	Sumitomo Warehouse Co., Ltd. (The)	11,800	143,859
	Sun Frontier Fudousan Co., Ltd.	15,400	129,661
	Suncall Corp.	2,600	11,745
	Sundrug Co., Ltd.	17,300	686,361
	Suntory Beverage & Food, Ltd.	35,100	1,226,123
	Sun-Wa Technos Corp.	4,000	39,721
	Suruga Bank, Ltd.	23,900	70,282
	Sushiro Global Holdings, Ltd.	16,400	561,019
	Suzuden Corp.	2,200	25,867
	Suzuken Co., Ltd.	16,390	634,765
	Suzuki Co., Ltd.	2,800	29,972
	Suzuki Motor Corp.	20,100	907,074
	SWCC Showa Holdings Co., Ltd.	7,100	110,212
	Sysmex Corp.	29,900	3,488,203
	System Information Co., Ltd.	1,100	11,863
	System Research Co., Ltd.	2,300	37,833
	System Support, Inc.	700	10,436
	Systems Engineering Consultants Co., Ltd.	1,000	26,349
	Systena Corp.	19,700	371,128
	Syuppin Co., Ltd.	10,000	88,506
	T Hasegawa Co., Ltd.	7,500	145,077
	T RAD Co., Ltd.	800	10,365
	T&D Holdings, Inc.	68,900	802,948
	T&K Toka Co., Ltd.	9,500	76,512
	Tachibana Eletech Co., Ltd.	3,100	46,913
	Tachikawa Corp.	2,200	26,660
	Tachi-S Co., Ltd.	6,400	65,285
	Tadano, Ltd.	33,700	328,790
	Taihei Dengyo Kaisha, Ltd.	4,500	105,645
	Taiho Kogyo Co., Ltd.	1,600	10,863
	Taikisha, Ltd.	11,800	314,654
	Taiko Bank, Ltd. (The)	1,400	17,291
	Taiko Pharmaceutical Co., Ltd.	4,300	65,284
	Taisei Corp.	63,900	2,070,175
	Taisei Lamick Co., Ltd.	2,300	62,552
	Taisei Oncho Co., Ltd.	1,900	36,309
	Taisho Pharmaceutical Holdings Co., Ltd.	4,500	294,298
	Taiyo Holdings Co., Ltd.	4,700	279,758
	Takachiho Koheki Co., Ltd.	1,200	13,544
	Takamatsu Construction Group Co., Ltd.	5,600	109,552
	Takamiya Co., Ltd.	8,300	43,715
	Takano Co., Ltd.	1,800	10,186
	Takaoka Toko Co., Ltd.	3,000	43,474
	Takara & Co., Ltd.	2,300	37,443
	Takara Bio, Inc.	4,700	130,415
	Takara Holdings, Inc.	28,400	331,064
	Takara Leben Co., Ltd.	37,200	112,148
	Takara Standard Co., Ltd.	12,200	170,570
	Takasago International Corp.	7,500	185,350
	Takasago Thermal Engineering Co., Ltd.	17,500	264,251
	Takashima & Co., Ltd.	700	11,115
	Takashimaya Co., Ltd.	49,100	466,206
	Takasho Co., Ltd.	2,900	21,152
	Take And Give Needs Co., Ltd.	1,500	8,196
	TAKEBISHI Corp.	1,000	15,191
#	Takeda Pharmaceutical Co, Ltd., Sponsored ADR	5,752	101,407

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Takeda Pharmaceutical Co., Ltd.	82,130	$2,888,480
	Takeei Corp.	6,200	77,934
	Takeuchi Manufacturing Co., Ltd.	10,900	248,191
	Takihyo Co., Ltd.	2,000	35,903
	Takisawa Machine Tool Co., Ltd.	1,100	10,488
	Takuma Co., Ltd.	15,000	316,492
	Tama Home Co., Ltd.	6,300	115,601
#	Tamagawa Holdings Co., Ltd.	1,300	26,361
	Tamron Co., Ltd.	3,000	58,454
	Tanseisha Co., Ltd.	10,000	69,892
	Tatsuta Electric Wire and Cable Co., Ltd.	13,000	85,105
	Tayca Corp.	6,000	84,720
	Tazmo Co., Ltd.	2,300	31,597
	Tbk Co., Ltd.	3,900	16,325
	TBS Holdings, Inc.	9,000	175,317
	TDC Soft, Inc.	3,600	33,092
	TechMatrix Corp.	10,400	189,336
	TECHNO ASSOCIE Co., Ltd.	3,000	29,224
#	Techno Horizon Co., Ltd.	4,600	33,876
	Techno Ryowa, Ltd.	4,200	35,238
	Techno Smart Corp.	1,700	16,267
	TechnoPro Holdings, Inc.	16,900	1,286,812
	Tecnos Japan, Inc.	3,600	22,646
	Teijin, Ltd.	84,200	1,540,394
	Teikoku Electric Manufacturing Co., Ltd.	2,000	23,184
	Teikoku Sen-I Co., Ltd.	3,900	84,875
	Teikoku Tsushin Kogyo Co., Ltd.	900	9,292
	Tekken Corp.	4,000	70,827
	Temairazu, Inc.	200	9,042
	Tenma Corp.	4,000	81,457
	Tenpos Holdings Co., Ltd.	900	17,689
	Terumo Corp.	31,600	1,228,155
	T-Gaia Corp.	8,600	160,547
	THK Co., Ltd.	16,500	524,301
	Tigers Polymer Corp.	2,500	9,582
	TIS, Inc.	48,200	1,071,807
	TKC Corp.	3,200	210,556
	Toa Corp.	2,900	23,514
	Toa Corp.	5,700	111,475
	Toa Oil Co., Ltd.	300	8,053
	TOA ROAD Corp.	900	31,926
	Toagosei Co., Ltd.	38,400	406,936
	Tobishima Corp.	7,330	73,394
	Tobu Railway Co., Ltd.	11,700	330,155
	TOC Co., Ltd.	16,000	110,099
	Tocalo Co., Ltd.	21,200	288,875
	Tochigi Bank, Ltd. (The)	17,000	27,613
	Toda Corp.	57,500	405,749
*	Toda Kogyo Corp.	800	16,695
	Toei Animation Co., Ltd.	3,100	301,879
	Toei Co., Ltd.	1,500	272,922
	Toell Co., Ltd.	2,200	17,775
	Toenec Corp.	3,800	133,361
	Toho Bank, Ltd. (The)	24,600	47,894
	Toho Co., Ltd.	9,400	364,108
#	Toho Co., Ltd.	2,300	41,450
	Toho Gas Co., Ltd.	18,000	1,058,148
	Toho Holdings Co., Ltd.	26,100	491,516
	Toho Titanium Co., Ltd.	4,300	35,161

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
*	Toho Zinc Co., Ltd.	2,300	$47,720
	Tohoku Bank, Ltd. (The)	2,400	25,447
	Tohokushinsha Film Corp.	5,900	36,548
	Tokai Carbon Co., Ltd.	53,100	766,521
	Tokai Corp.	4,500	86,201
	TOKAI Holdings Corp.	23,900	222,461
	Tokai Rika Co., Ltd.	9,500	155,667
	Tokai Tokyo Financial Holdings, Inc.	62,600	185,186
	Token Corp.	2,320	180,215
	Tokio Marine Holdings, Inc.	71,500	3,512,142
	Tokushu Tokai Paper Co., Ltd.	1,300	56,971
	Tokyo Century Corp.	22,600	1,834,554
	Tokyo Electron Device, Ltd.	1,100	35,986
	Tokyo Electron, Ltd.	17,300	6,578,375
	Tokyo Energy & Systems, Inc.	10,800	97,152
	Tokyo Gas Co., Ltd.	51,100	1,119,739
	Tokyo Individualized Educational Institute, Inc.	6,800	43,886
	Tokyo Keiki, Inc.	2,900	25,872
	Tokyo Kiraboshi Financial Group, Inc.	4,285	44,927
	Tokyo Ohka Kogyo Co., Ltd.	7,100	477,087
#*	Tokyo Rope Manufacturing Co., Ltd.	3,300	40,707
	Tokyo Sangyo Co., Ltd.	7,300	42,024
	Tokyo Seimitsu Co., Ltd.	8,700	402,258
	Tokyo Steel Manufacturing Co., Ltd.	5,800	40,912
	Tokyo Tatemono Co., Ltd.	61,500	830,280
	Tokyo Theatres Co., Inc.	3,200	38,750
	Tokyotokeiba Co., Ltd.	2,300	95,297
	Tokyu Construction Co., Ltd.	30,500	152,498
	Tokyu Corp.	50,483	593,583
	Tokyu Fudosan Holdings Corp.	180,000	1,017,121
	Tokyu Recreation Co., Ltd.	300	13,419
	Toli Corp.	14,500	33,524
	Tomato Bank, Ltd.	3,000	29,596
	Tomoe Corp.	3,500	12,990
	Tomoe Engineering Co., Ltd.	3,000	58,117
	Tomoku Co., Ltd.	2,700	46,823
	TOMONY Holdings, Inc.	28,300	81,480
	Tomy Co., Ltd.	40,200	345,839
	Tonami Holdings Co., Ltd.	1,200	62,074
	Topcon Corp.	34,000	410,884
	Toppan Forms Co., Ltd.	17,300	178,367
	Toppan Printing Co., Ltd.	19,640	279,321
	Topre Corp.	7,700	106,668
*	Topy Industries, Ltd.	4,600	55,712
	Toray Industries, Inc.	452,607	2,953,133
	Torex Semiconductor, Ltd.	900	12,187
	Toridoll Holdings Corp.	6,400	94,013
	Torigoe Co., Ltd. (The)	3,600	28,954
#	Torikizoku Co., Ltd.	2,700	37,924
	Torishima Pump Manufacturing Co., Ltd.	6,900	57,550
	Tosei Corp.	14,000	138,353
	Toshiba Corp.	37,500	1,224,606
	Toshiba TEC Corp.	10,000	371,582
	Tosho Co., Ltd.	2,400	35,384
	Totech Corp.	2,700	70,729
	Totetsu Kogyo Co., Ltd.	7,100	182,286
	TOTO, Ltd.	10,200	564,936
	Totoku Electric Co., Ltd.	800	18,635
	Tottori Bank, Ltd. (The)	1,400	14,850

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Tow Co., Ltd.	17,400	$44,858
	Towa Bank, Ltd. (The)	3,400	21,512
	Towa Corp.	7,800	143,634
	Towa Pharmaceutical Co., Ltd.	6,400	128,111
	Toyo Construction Co., Ltd.	25,400	124,953
	Toyo Corp.	4,000	43,202
	Toyo Denki Seizo K.K.	2,600	28,662
*	Toyo Engineering Corp.	18,500	77,103
	Toyo Ink SC Holdings Co., Ltd.	19,100	335,495
	Toyo Kanetsu K.K.	5,100	117,119
#	Toyo Logistics Co., Ltd.	7,500	22,486
	Toyo Machinery & Metal Co., Ltd.	5,800	24,180
	Toyo Securities Co., Ltd.	25,300	31,472
	Toyo Seikan Group Holdings, Ltd.	48,800	522,981
	Toyo Suisan Kaisha, Ltd.	6,500	319,893
	Toyo Tanso Co., Ltd.	4,500	82,910
	Toyo Wharf & Warehouse Co., Ltd.	900	11,943
	Toyobo Co., Ltd.	27,723	347,950
	Toyoda Gosei Co., Ltd.	12,700	335,877
	Toyota Boshoku Corp.	31,100	502,833
	Toyota Industries Corp.	8,300	653,796
	Toyota Motor Corp., Sponsored ADR	53,503	7,518,242
	Toyota Motor Corp.	198,118	13,895,169
	TPR Co., Ltd.	7,300	97,832
	Trancom Co., Ltd.	3,100	242,323
	Transaction Co., Ltd.	7,000	70,560
	Transcosmos, Inc.	9,900	248,199
*	Trend Micro, Inc.	23,300	1,282,314
	Tri Chemical Laboratories, Inc.	3,200	132,045
	Trusco Nakayama Corp.	15,400	398,636
	TS Tech Co., Ltd.	12,800	370,558
	TSI Holdings Co., Ltd.	23,500	56,394
	Tsubaki Nakashima Co., Ltd.	15,700	180,837
	Tsubakimoto Chain Co.	8,400	216,010
	Tsubakimoto Kogyo Co., Ltd.	1,300	43,697
	Tsugami Corp.	12,700	207,960
*	Tsukada Global Holdings, Inc.	1,400	3,733
	Tsukui Holdings Corp.	20,500	110,078
	Tsuruha Holdings, Inc.	5,500	730,349
	Tsurumi Manufacturing Co., Ltd.	5,900	103,639
	Tsutsumi Jewelry Co., Ltd.	2,500	43,632
	Tsuzuki Denki Co., Ltd.	600	9,404
	TV Asahi Holdings Corp.	6,800	131,110
	Tv Tokyo Holdings Corp.	4,600	104,662
	UACJ Corp.	12,400	218,873
	Uchida Yoko Co., Ltd.	4,900	196,182
	Ueki Corp.	600	15,595
	ULS Group, Inc.	300	10,446
	Ulvac, Inc.	8,400	379,604
	Unicharm Corp.	29,500	1,323,058
*	Uniden Holdings Corp.	1,000	19,538
	UNIMAT Retirement Community Co., Ltd.	1,400	13,666
	Union Tool Co.	900	29,385
	Unipres Corp.	13,800	126,622
	UNIRITA, Inc.	600	11,429
	United Arrows, Ltd.	10,000	150,795
#	United Super Markets Holdings, Inc.	20,700	225,072
	UNITED, Inc.	3,400	41,870
*	Universal Entertainment Corp.	3,700	84,782

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Urbanet Corp. Co., Ltd.	9,800	$24,036
	Usen-Next Holdings Co., Ltd.	3,300	58,086
	Ushio, Inc.	32,100	415,143
	USS Co., Ltd.	31,300	616,347
*	UT Group Co., Ltd.	17,200	527,497
	Utoc Corp.	2,100	9,415
#*	UUUM, CO., Ltd.	3,100	52,232
	V Technology Co., Ltd.	3,700	217,981
	Valor Holdings Co., Ltd.	13,200	312,321
	Valqua, Ltd.	8,000	156,642
#	Value HR Co., Ltd.	1,600	26,055
	ValueCommerce Co., Ltd.	5,900	164,669
	Valuence Holdings, Inc.	1,500	44,329
	V-Cube, Inc.	4,500	127,994
#*	Vector, Inc.	17,100	209,275
	Vertex Corp.	1,600	28,206
*	Vision, Inc.	3,000	25,594
	Vital KSK Holdings, Inc.	15,000	114,085
	VT Holdings Co., Ltd.	37,300	150,813
	Wacoal Holdings Corp.	23,900	476,616
	Wacom Co., Ltd.	39,100	349,187
	Waida Manufacturing Co., Ltd.	800	8,436
	Wakachiku Construction Co., Ltd.	3,200	37,596
	Wakita & Co., Ltd.	12,500	118,557
	Warabeya Nichiyo Holdings Co., Ltd.	2,500	38,912
#	Waseda Academy Co., Ltd.	1,200	11,236
	Watahan & Co., Ltd.	8,600	110,692
	Watts Co., Ltd.	1,800	14,672
	WDB Holdings Co., Ltd.	6,600	164,515
	Weathernews, Inc.	1,600	73,606
	Welbe, Inc.	1,700	25,345
	Welcia Holdings Co., Ltd.	17,100	579,322
	Wellnet Corp.	9,400	44,306
	West Holdings Corp.	10,680	447,577
	West Japan Railway Co.	9,700	517,116
	Will Group, Inc.	8,400	80,743
	WIN-Partners Co., Ltd.	4,900	51,487
	Wood One Co., Ltd.	3,300	32,333
#	Workman Co., Ltd.	3,500	288,640
	World Co., Ltd.	10,200	118,485
	World Holdings Co., Ltd.	3,600	65,186
	Wowow, Inc.	1,700	46,132
	Xebio Holdings Co., Ltd.	8,300	69,326
	Yahagi Construction Co., Ltd.	7,200	58,663
	Yaizu Suisankagaku Industry Co., Ltd.	1,300	12,764
	Yakult Honsha Co., Ltd.	18,400	939,814
	YAKUODO Holdings Co., Ltd.	4,600	110,339
	YAMABIKO Corp.	11,100	135,913
	YAMADA Consulting Group Co., Ltd.	3,400	30,933
	Yamada Holdings Co., Ltd.	79,700	406,297
	Yamagata Bank, Ltd. (The)	4,400	42,270
	Yamaguchi Financial Group, Inc.	13,200	75,063
	Yamaha Corp.	7,300	411,401
	Yamaha Motor Co., Ltd.	55,500	1,224,400
	Yamaichi Electronics Co., Ltd.	3,500	55,356
	YA-MAN, Ltd.	16,600	281,327
	Yamanashi Chuo Bank, Ltd. (The)	3,300	24,984
	Yamatane Corp.	1,400	18,269
	Yamato Corp.	8,000	53,632

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Yamato Holdings Co., Ltd.	24,800	$615,307
	Yamato International, Inc.	6,300	20,098
	Yamaya Corp.	1,000	20,689
	Yamazaki Baking Co., Ltd.	37,400	688,575
	Yamazawa Co., Ltd.	1,400	23,378
	Yamazen Corp.	18,800	176,189
	Yaoko Co., Ltd.	7,300	478,821
#	Yashima Denki Co., Ltd.	500	4,658
	Yaskawa Electric Corp.	36,800	1,887,414
	Yasuda Logistics Corp.	2,900	25,800
	Yasunaga Corp.	1,200	13,699
	YE DIGITAL Corp.	3,200	22,848
	Yellow Hat, Ltd.	10,800	173,423
	Yodogawa Steel Works, Ltd.	8,200	159,498
	Yokogawa Bridge Holdings Corp.	10,700	198,905
	Yokogawa Electric Corp.	28,100	607,476
	Yokohama Reito Co., Ltd.	16,900	142,703
	Yokowo Co., Ltd.	3,700	114,373
	Yomeishu Seizo Co., Ltd.	1,400	25,076
	Yondenko Corp.	2,200	57,396
	Yondoshi Holdings, Inc.	3,900	71,261
	Yotai Refractories Co., Ltd.	9,100	74,472
	Yuasa Funashoku Co., Ltd.	400	11,312
	Yuasa Trading Co., Ltd.	5,300	165,713
#	Yumeshin Holdings Co., Ltd.	12,000	81,751
	Yurtec Corp.	19,500	152,778
	Yushin Precision Equipment Co., Ltd.	4,400	40,234
	Yushiro Chemical Industry Co., Ltd.	1,500	15,711
	Yutaka Giken Co., Ltd.	900	14,226
	Z Holdings Corp.	257,100	1,597,189
	Zaoh Co., Ltd.	1,600	20,628
	Zenitaka Corp. (The)	900	38,774
	Zenkoku Hosho Co., Ltd.	22,400	999,891
	Zenrin Co., Ltd.	9,950	117,015
	Zensho Holdings Co., Ltd.	15,468	427,883
	Zeon Corp.	49,300	791,513
	ZIGExN Co., Ltd.	18,300	66,418
	ZOZO, Inc.	23,800	666,472
	Zuiko Corp.	3,900	39,487
	Zuken, Inc.	1,000	26,004
TOTAL JAPAN			618,418,999
NETHERLANDS — (4.8%)
	Aalberts NV	27,412	1,237,474
*	ABN AMRO Bank NV	41,320	431,547
*	Accell Group NV	7,546	267,287
*	Adyen NV	2,872	5,999,680
	Aegon NV	414,234	1,717,522
	Aegon NV	274,024	1,120,758
	Akzo Nobel NV	29,854	3,039,166
	AMG Advanced Metallurgical Group NV	2,691	85,219
	Amsterdam Commodities NV	10,798	267,360
	APERAM SA	22,258	963,417
*	Arcadis NV	30,947	1,085,013
	ASM International NV	11,733	3,005,621
	ASML Holding NV	5,120	2,733,283
	ASML Holding NV	40,825	21,807,082
	ASR Nederland NV	84,189	3,263,516
*	Basic-Fit NV	10,245	350,881

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
	BE Semiconductor Industries NV	19,812	$1,362,146
*	Brunel International NV	8,121	78,647
	Coca-Cola European Partners P.L.C.	44,682	2,078,452
	Corbion NV	17,966	1,049,206
	Euronext NV	22,056	2,375,360
	Flow Traders	11,803	452,246
	ForFarmers NV	14,215	91,491
*	Fugro NV	43,405	454,633
*	GrandVision NV	8,498	252,403
*	Heijmans NV	8,775	107,581
#	Heineken NV	27,513	2,870,156
*	Hunter Douglas NV	853	66,930
	IMCD NV	16,137	2,002,667
*	ING Groep NV, Sponsored ADR	3,205	28,268
*	ING Groep NV	710,230	6,314,910
*	Intertrust NV	29,353	451,296
*	Just Eat Takeaway.com NV	1,499	171,914
*	Just Eat Takeaway.com NV	14,627	1,672,533
#*	Kendrion NV	3,348	78,289
	Koninklijke Ahold Delhaize NV, Sponsored ADR	839	24,206
	Koninklijke Ahold Delhaize NV	364,661	10,467,421
*	Koninklijke BAM Groep NV	59,131	116,554
	Koninklijke DSM NV	24,906	4,353,897
	Koninklijke KPN NV	1,749,673	5,465,977
*	Koninklijke Philips NV	103,251	5,628,122
#*	Koninklijke Philips NV	25,868	1,404,390
	Koninklijke Vopak NV	22,662	1,146,984
*	Lucas Bols NV	3,519	41,417
	Nedap N.V.	2,325	138,327
	NN Group NV	74,285	3,094,083
	Ordina NV	20,715	72,311
*	PostNL NV	138,820	572,290
	Prosus N.V.	34,685	4,052,277
*	Randstad NV	64,879	4,053,497
*	Signify NV	53,823	2,568,221
*	Sligro Food Group NV	5,889	130,847
	Stellantis NV	343,867	5,222,092
	Stellantis NV	116,304	1,768,493
#	Stellantis NV	204,589	3,115,890
	TKH Group NV	13,161	621,590
*	TomTom NV	24,461	284,521
*	Van Lanschot Kempen NV	4,458	110,888
	Wolters Kluwer NV	102,067	8,480,769
TOTAL NETHERLANDS			132,269,018
NEW ZEALAND — (0.5%)
#*	AFT Pharmaceuticals, Ltd.	3,673	13,484
	Arvida Group, Ltd.	78,707	100,930
*	Auckland International Airport, Ltd.	133,485	710,130
	Briscoe Group, Ltd.	5,956	22,459
	Chorus, Ltd.	165,499	1,000,869
	Chorus, Ltd., ADR	880	25,960
	Contact Energy, Ltd.	41,450	241,909
	EBOS Group, Ltd.	41,366	847,502
	Fisher & Paykel Healthcare Corp., Ltd.	52,048	1,289,941
*	Fletcher Building, Ltd.	212,834	946,024
*	Fletcher Building, Ltd.	1,711	7,491
	Freightways, Ltd.	45,105	355,067
#*	Gentrack Group, Ltd.	3,743	3,583

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
NEW ZEALAND — (Continued)
	Hallenstein Glasson Holdings, Ltd.	15,793	$80,017
	Heartland Group Holdings, Ltd.	99,775	132,567
	Infratil, Ltd.	217,264	1,117,783
	Investore Property, Ltd.	53,820	87,145
*	Kathmandu Holdings, Ltd.	184,391	170,044
	Mainfreight, Ltd.	10,911	526,514
	Mercury NZ, Ltd.	86,179	439,495
	Meridian Energy, Ltd.	160,529	819,394
#	NEW Zealand King Salmon Investments, Ltd.	7,998	8,793
*	New Zealand Refining Co., Ltd. (The)	40,839	13,726
#*	NZME, Ltd.	3,265	1,707
	NZX, Ltd.	51,963	76,362
	Oceania Healthcare, Ltd.	23,417	26,443
*	Pacific Edge, Ltd.	33,541	25,990
	PGG Wrightson, Ltd.	9,271	21,945
	Port of Tauranga, Ltd.	23,974	129,203
*	Pushpay Holdings, Ltd.	32,428	38,203
*	Rakon, Ltd.	23,774	11,753
*	Restaurant Brands New Zealand, Ltd.	7,513	63,271
	Ryman Healthcare, Ltd.	22,629	251,386
	Sanford, Ltd.	10,196	34,735
	Scales Corp., Ltd.	17,828	62,370
	Skellerup Holdings, Ltd.	41,550	115,826
*	SKY Network Television, Ltd.	224,706	26,426
	SKYCITY Entertainment Group, Ltd.	124,903	272,137
	Spark New Zealand, Ltd.	444,558	1,526,323
	Summerset Group Holdings, Ltd.	44,965	390,777
*	Synlait Milk, Ltd.	5,457	18,606
*	Tourism Holdings, Ltd.	40,594	65,301
*	TOWER, Ltd.	110,380	54,594
#	Trustpower, Ltd.	9,349	58,245
	Turners Automotive Group, Ltd.	11,522	26,829
	Vector, Ltd.	54,410	167,673
*	Vista Group International, Ltd.	33,814	36,048
*	Warehouse Group, Ltd. (The)	44,391	98,526
*	Z Energy, Ltd.	178,107	376,075
TOTAL NEW ZEALAND			12,937,581
NORWAY — (0.9%)
	ABG Sundal Collier Holding ASA	97,773	73,138
#*	Adevinta ASA, Class B	11,925	176,936
	AF Gruppen ASA	11,901	230,345
*	Akastor ASA	49,939	35,981
*	Aker Solutions ASA	110,923	189,390
*	AKVA GROUP ASA	1,770	17,757
	American Shipping Co. ASA	3,443	11,516
*	ArcticZymes Technologies ASA	3,832	26,472
*	Asetek A/S	3,095	39,717
	Atea ASA	50,345	766,009
	Austevoll Seafood ASA	11,545	114,975
#	Avance Gas Holding, Ltd.	4,868	20,459
*	B2Holding ASA	88,310	73,294
*	Bakkafrost P/F	3,650	256,998
	Bonheur ASA	4,820	125,284
#*	Borr Drilling Ltd.	1,454	1,323
*	Borr Drilling Ltd.	1,000	866
	Borregaard ASA	38,929	712,477
	Bouvet ASA	328	24,206
*	Crayon Group Holding ASA	1,377	19,084

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
*	DNB ASA	163,886	$3,190,608
#	Entra ASA	53,609	1,193,083
	Europris ASA	109,562	606,673
	Fjordkraft Holding ASA	31,865	270,647
	Gjensidige Forsikring ASA	21,417	492,505
*	Golar LNG, Ltd.	568	6,151
#*	Grieg Seafood ASA	15,229	141,768
*	Hexagon Composites ASA	21,825	156,876
*	Hexagon Purus Holding A.S.	2,478	17,387
	Kid ASA	2,513	25,017
	Kitron ASA	59,232	111,629
*	Komplett Bank ASA	10,688	10,089
#*	Kongsberg Automotive ASA	191,049	7,150
	Kongsberg Gruppen ASA	49,492	957,346
	Leroy Seafood Group ASA	52,136	363,152
	Medistim ASA	1,112	33,084
	Mowi ASA	43,088	954,446
*	NEL ASA	81,684	288,499
*	Nordic Nanovector ASA	2,120	3,368
*	Nordic Semiconductor ASA	32,154	492,635
	Norsk Hydro ASA	100,640	444,446
	Norway Royal Salmon ASA	6,469	147,350
*	Norwegian Finans Holding ASA	26,601	224,576
	Norwegian Property ASA	12,067	17,614
#	Ocean Yield ASA	15,224	42,701
*	Odfjell Drilling, Ltd.	43,206	84,216
*	Olav Thon Eiendomsselskap ASA	2,241	44,443
	Orkla ASA	86,136	837,300
*	Otello Corp. ASA	43,963	131,386
	Pareto Bank ASA	6,232	30,068
*	PGS ASA	155,458	64,205
#*	Protector Forsikring ASA	23,037	167,054
	Salmar ASA	11,348	680,660
*	Sbanken ASA	14,605	114,895
	Scatec ASA	31,690	1,199,123
*	Schibsted ASA, Class A	13,506	508,106
*	Schibsted ASA, Class B	21,036	676,700
	Selvaag Bolig ASA	18,981	115,743
*	Solon Eiendom ASA	2,379	9,528
*	SpareBank 1 SR-Bank ASA	92,357	1,013,036
*	Storebrand ASA	200,358	1,533,329
*	Subsea 7 SA	122,363	1,143,847
	TGS NOPEC Geophysical Co. ASA	65,216	868,892
	Tomra Systems ASA	16,058	734,919
	Treasure ASA	7,397	15,527
	Veidekke ASA	36,690	441,189
	Wilh Wilhelmsen Holding ASA, Class A	2,067	40,351
#*	XXL ASA	28,854	69,903
TOTAL NORWAY			23,639,447
PORTUGAL — (0.1%)
#	Altri SGPS SA	33,575	200,314
	Banco Espirito Santo SA	18,689	0
	Corticeira Amorim SGPS SA	7,780	105,129
*	CTT-Correios de Portugal SA	51,370	148,760
	EDP Renovaveis SA	43,003	1,177,679
	Jeronimo Martins SGPS SA	66,309	1,084,356
#*	Mota-Engil SGPS SA	35,962	60,332
	Navigator Co. SA (The)	38,840	116,567

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
PORTUGAL — (Continued)
	NOS SGPS SA	125,417	$432,491
	REN - Redes Energeticas Nacionais SGPS SA	138,484	394,105
	Sonae SGPS SA	323,749	259,539
TOTAL PORTUGAL			3,979,272
SINGAPORE — (0.7%)
	Accordia Golf Trust	207,400	3,326
	AEM Holdings, Ltd.	37,300	111,490
	Ascendas India Trust	70,300	79,389
	Avarga, Ltd.	85,300	19,189
#	Best World International, Ltd.	54,600	10,391
	Boustead Projects, Ltd.	5,100	3,869
	Boustead Singapore, Ltd.	50,700	33,792
#	BRC Asia, Ltd.	23,800	27,332
	Bukit Sembawang Estates, Ltd.	50,500	153,006
	Bund Center Investment, Ltd.	5,250	2,214
	CapitaLand, Ltd.	139,000	334,108
	Centurion Corp., Ltd.	64,200	17,325
	China Aviation Oil Singapore Corp., Ltd.	103,700	88,025
	China Sunsine Chemical Holdings, Ltd.	147,900	50,481
	Chip Eng Seng Corp., Ltd.	142,900	45,634
	City Developments, Ltd.	156,800	846,936
*	COSCO Shipping International Singapore Co., Ltd.	268,200	54,454
	CSE Global, Ltd.	175,300	62,997
	Dairy Farm International Holdings, Ltd.	71,500	307,723
	Dasin Retail Trust	7,900	4,457
	DBS Group Holdings, Ltd.	169,963	3,205,035
	Del Monte Pacific, Ltd.	92,600	14,284
	Delfi, Ltd.	52,600	28,955
*	Ezion Holdings, Ltd.	350,280	2,136
#*	Ezra Holdings, Ltd.	194,482	302
	Far East Orchard, Ltd.	50,200	40,477
	Food Empire Holdings, Ltd.	66,800	36,383
	Fraser and Neave, Ltd.	73,600	79,212
	Frasers Property, Ltd.	90,300	83,271
	Frencken Group, Ltd.	50,100	51,479
	Fu Yu Corp., Ltd.	139,000	28,101
*	Gallant Venture, Ltd.	272,800	27,454
	Genting Singapore, Ltd.	222,000	142,476
*	GL, Ltd.	18,400	9,979
	Great Eastern Holdings, Ltd.	5,800	91,446
	GuocoLand, Ltd.	118,666	139,603
*	Halcyon Agri Corp., Ltd.	28,372	6,300
	Haw Par Corp., Ltd.	22,800	191,961
	Hi-P International, Ltd.	16,200	24,189
	Ho Bee Land, Ltd.	72,400	129,559
	Hong Fok Corp., Ltd.	41,300	21,621
	Hong Leong Asia, Ltd.	47,900	26,531
	Hong Leong Finance, Ltd.	56,000	102,055
	Hongkong Land Holdings, Ltd.	140,000	645,445
	Hour Glass, Ltd. (The)	66,500	39,922
	HRnetgroup, Ltd.	119,200	49,244
	Hutchison Port Holdings Trust	1,016,200	207,524
	iFAST Corp., Ltd.	14,500	59,976
	IGG, Inc.	570,000	738,776
	k1 Ventures, Ltd.	17,100	0
*	Lian Beng Group, Ltd.	142,400	49,059
	Metro Holdings, Ltd.	79,700	44,407
#*	Midas Holdings, Ltd.	200,100	5,423

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
*	mm2 Asia, Ltd.	84,400	$8,582
	NetLink NBN Trust	108,200	77,621
	NSL, Ltd.	2,000	1,106
	Oversea-Chinese Banking Corp., Ltd.	261,066	2,023,328
	Oxley Holdings, Ltd.	293,584	49,392
	Penguin International, Ltd.	19,400	9,513
	Q&M Dental Group Singapore, Ltd.	44,400	14,637
*	Raffles Education Corp., Ltd.	6,903	671
	Raffles Medical Group, Ltd.	49,879	34,990
	Riverstone Holdings, Ltd.	37,800	42,609
*	SATS, Ltd.	114,760	331,276
	SBS Transit, Ltd.	12,200	27,046
*	Sembcorp Marine, Ltd.	708,100	76,842
	Sheng Siong Group, Ltd.	187,800	228,386
	SIA Engineering Co., Ltd.	26,900	38,218
	SIIC Environment Holdings, Ltd.	120,700	16,422
	Sinarmas Land, Ltd.	101,700	16,885
	Singapore Exchange, Ltd.	159,400	1,184,187
	Singapore Post, Ltd.	461,200	238,843
#	Singapore Press Holdings, Ltd.	286,500	253,495
	Singapore Technologies Engineering, Ltd.	308,300	859,568
	Singapore Telecommunications, Ltd.	520,900	922,798
	Singapore Telecommunications, Ltd.	9,600	17,100
	Stamford Land Corp., Ltd.	54,500	14,114
	StarHub, Ltd.	111,900	107,571
	Straits Trading Co., Ltd.	44,700	74,170
	Sunningdale Tech, Ltd.	51,500	63,100
*	Swiber Holdings, Ltd.	50,250	772
	Tuan Sing Holdings, Ltd.	71,119	16,751
	UMS Holdings, Ltd.	38,500	37,374
	United Industrial Corp., Ltd.	68,500	120,540
	United Overseas Bank, Ltd.	57,585	1,011,758
	UOB-Kay Hian Holdings, Ltd.	63,874	72,088
	UOL Group, Ltd.	111,351	611,260
	Venture Corp., Ltd.	46,100	685,138
	Vicom, Ltd.	32,400	52,650
	Wing Tai Holdings, Ltd.	165,700	236,289
	XP Power, Ltd.	5,216	357,242
	Yangzijiang Shipbuilding Holdings, Ltd.	1,037,700	766,350
TOTAL SINGAPORE			19,279,405
SPAIN — (1.8%)
	Acciona SA	13,434	2,013,370
	Acerinox SA	51,429	571,038
	ACS Actividades de Construccion y Servicios SA	55,635	1,733,810
*	Aena SME SA	6,672	1,028,934
	Alantra Partners SA	4,315	68,863
	Almirall SA	21,340	292,176
	Amadeus IT Group SA	49,862	3,183,351
*	Amper SA	117,290	26,602
*	Applus Services SA	36,530	365,364
*	Atresmedia Corp. de Medios de Comunicacion SA	35,513	141,004
*	Azkoyen SA	1,659	10,331
	Banco Bilbao Vizcaya Argentaria SA	331,519	1,512,628
#	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	213,887	979,604
	Banco de Sabadell SA	2,356,977	1,029,402
#*	Banco Santander SA	1,628,326	4,752,924
#*	Banco Santander SA, Sponsored ADR	58,183	170,476
	Bankinter SA	229,795	1,289,821

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
	Befesa SA	5,372	$356,486
	CaixaBank SA	878,083	2,215,837
*	Caja de Ahorros del Mediterraneo	233	0
	Construcciones y Auxiliar de Ferrocarriles SA	7,653	343,394
*	Duro Felguera SA	19,192	18,976
*	eDreams ODIGEO SA	8,936	40,502
	Elecnor SA	8,214	102,505
	Enagas SA	99,082	2,182,833
*	Ence Energia y Celulosa SA	41,710	164,228
	Endesa SA	19,207	490,877
	Ercros SA	7,631	19,790
	Euskaltel SA	30,113	323,629
	Faes Farma SA	83,189	370,828
	Ferrovial SA	18,365	440,269
	Fluidra SA	5,972	143,654
	Gestamp Automocion SA	40,092	185,736
	Global Dominion Access SA	22,427	103,066
#	Grifols SA	22,267	655,488
	Grupo Catalana Occidente SA	12,633	429,206
	Grupo Empresarial San Jose SA	2,330	11,994
#*	Grupo Ezentis SA	13,405	6,685
	Iberdrola SA	377,162	5,106,465
	Iberdrola SA	5,247	71,215
	Iberpapel Gestion SA	809	17,027
#*	Indra Sistemas SA	71,490	629,478
	Industria de Diseno Textil SA	135,544	4,019,989
	Laboratorios Farmaceuticos Rovi SA	2,392	117,759
*	Liberbank SA	279,258	71,356
	Mapfre SA	317,829	583,288
*	Mediaset Espana Comunicacion SA	65,887	338,689
*	Metrovacesa S.A.	3,173	24,252
	Naturgy Energy Group SA	46,285	1,195,766
*	Neinor Homes SA	7,081	95,365
#*	Obrascon Huarte Lain SA	12,647	8,132
	Pharma Mar SA	4,088	519,567
*	Promotora de Informaciones SA, Class A	39,368	48,278
	Prosegur Cash SA	153,049	134,204
	Prosegur Cia de Seguridad SA	88,423	245,189
*	Quabit Inmobiliaria SA	34,647	14,831
*	Realia Business SA	163,953	130,359
	Red Electrica Corp. SA	135,363	2,570,256
*	Renta Corp. Real Estate SA	3,910	9,190
	Sacyr SA	69,511	152,204
	Siemens Gamesa Renewable Energy SA	41,453	1,700,556
*	Solaria Energia y Medio Ambiente SA	12,786	328,996
*	Talgo SA	14,798	68,339
*	Tecnicas Reunidas SA	15,110	198,434
#	Telefonica SA, Sponsored ADR	9,774	42,419
	Telefonica SA	567,394	2,448,243
*	Tubacex SA	26,193	41,996
*	Unicaja Banco SA	166,366	114,635
	Vidrala SA	7,872	865,032
*	Vocento SA	7,149	8,967
	Zardoya Otis SA	50,189	330,277
TOTAL SPAIN			50,026,434
SWEDEN — (4.3%)
	AcadeMedia AB	17,378	159,385
*	Adapteo Oyj	11,070	115,577

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
#	AddLife AB, Class B	20,978	$366,306
*	AddNode Group AB	3,605	113,728
	AddTech AB, Class B	122,388	1,622,478
*	AF Poyry AB	36,672	1,003,167
*	Alfa Laval AB	75,945	1,990,272
	Alimak Group AB	11,756	194,977
*	Ambea AB	12,963	105,853
*	Annehem Fastigheter AB, Class B	17,670	63,226
*	AQ Group AB	532	14,471
*	Arise AB	5,707	33,786
	Arjo AB, Class B	65,958	489,896
	Assa Abloy AB, Class B	55,613	1,375,408
	Atlas Copco AB, Class A	95,165	5,163,018
	Atlas Copco AB, Class B	55,453	2,596,311
	Atrium Ljungberg AB, Class B	10,784	207,444
*	Attendo AB	61,296	343,012
	Avanza Bank Holding AB	58,232	1,586,748
	Axfood AB	42,750	1,027,397
	Beijer Alma AB	13,531	218,434
*	Beijer Electronics Group AB	10,291	52,439
	Beijer Ref AB	20,129	834,992
	Bergman & Beving AB	7,871	93,997
	Besqab AB	764	12,138
	Betsson AB	61,336	576,410
*	BHG Group AB	10,145	189,851
*	Bilia AB, Class A	48,348	599,498
	BillerudKorsnas AB	87,051	1,555,619
	BioGaia AB, Class B	7,871	437,142
*	Biotage AB	8,847	149,139
	Boliden AB	77,159	2,528,254
*	Bonava AB, Class B	24,862	262,739
*	Boozt AB	11,337	225,745
	Bravida Holding AB	57,778	695,162
	BTS Group AB, Class B	554	16,230
*	Bufab AB	8,142	183,445
*	Bulten AB	2,524	26,034
	Bure Equity AB	18,659	620,524
*	Byggmax Group AB	39,743	262,074
	Castellum AB	25,073	601,535
*	Catella AB	3,280	12,975
	Catena AB	5,768	268,607
*	Cavotec SA	8,963	22,527
*	CDON AB	1,515	95,364
*	Cellavision AB	1,369	48,436
*	Clas Ohlson AB, Class B	20,654	187,736
	Cloetta AB, Class B	73,406	210,220
*	Collector AB	2,336	6,089
*	Coor Service Management Holding AB	32,992	225,448
	Corem Property Group AB, Class B	16,602	37,178
	Dios Fastigheter AB	14,012	119,911
*	Dometic Group AB	93,233	1,286,766
*	Doro AB	6,089	33,594
*	Duni AB	10,324	126,021
	Dustin Group AB	21,430	203,153
	Eastnine AB	3,292	47,599
*	Elanders AB, Class B	1,312	22,326
	Electrolux AB, Class B	76,869	1,877,972
*	Electrolux Professional AB, Class B	90,554	493,199
#	Elekta AB, Class B	238,240	3,423,159

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
#*	Eltel AB	18,484	$50,454
*	Enea AB	4,907	140,306
	Eolus Vind AB, Class B	4,899	124,864
	Epiroc AB, Class A	107,285	2,055,461
	Epiroc AB, Class B	63,070	1,082,551
#	Evolution Gaming Group AB	10,618	1,033,269
	eWork Group AB	1,253	13,318
	Fabege AB	83,636	1,246,308
*	Fagerhult AB	13,271	80,016
#*	Fastighets AB Balder, Class B	8,105	405,042
#	FastPartner AB, Class A	6,434	67,388
	Ferronordic AB	3,915	76,292
#*	Fingerprint Cards AB, Class B	2,112	4,915
	FormPipe Software AB	2,952	10,233
	G5 Entertainment AB	1,969	96,234
*	GARO AB	1,169	91,188
	Getinge AB, Class B	35,607	918,456
*	GHP Specialty Care AB	7,694	22,094
*	Granges AB	31,289	359,229
*	Haldex AB	15,422	91,930
	Heba Fastighets AB, Class B	7,353	93,154
#*	Hennes & Mauritz AB, Class B	100,396	2,146,403
#	Hexagon AB, Class B	7,789	678,781
*	Hexatronic Group AB	6,586	77,584
	Hexpol AB	67,205	734,481
*	HMS Networks AB	6,717	217,770
#*	Hoist Finance AB	29,068	119,973
	Holmen AB, Class B	12,272	561,805
	Hufvudstaden AB, Class A	25,532	389,962
*	Humana AB	6,021	42,493
	Husqvarna AB, Class A	11,102	139,187
	Husqvarna AB, Class B	122,543	1,516,173
	ICA Gruppen AB	36,670	1,838,066
*	Indutrade AB	64,155	1,314,824
	Instalco AB	16,401	526,064
#*	International Petroleum Corp.	3,960	9,445
	Intrum AB	32,520	884,050
	INVISIO AB	4,916	116,292
*	Inwido AB	18,358	250,070
*	ITAB Shop Concept AB, Class B	2,638	6,707
	JM AB	28,922	1,009,447
	Karnov Group AB	2,242	14,606
*	Kindred Group P.L.C.	146,859	1,760,990
	Klovern AB, Class B	168,117	278,519
*	KNOW IT AB	7,822	262,816
	Kungsleden AB	51,096	522,468
	Lagercrantz Group AB, Class B	54,553	469,939
	LeoVegas AB	4,691	19,143
	Lifco AB, Class B	11,411	1,047,516
	Lime Technologies AB	2,589	110,168
	Lindab International AB	25,338	540,456
	Loomis AB	22,206	568,092
*	Medcap AB	998	24,308
*	Medicover AB, Class B	7,393	139,556
*	Mekonomen AB	12,393	138,999
	Midsona AB, Class B	1,345	12,138
#*	Millicom International Cellular SA	27,108	1,011,719
	MIPS AB	7,000	413,936
#*	Modern Times Group MTG AB, Class B	27,624	418,649

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
*	Momentum Group AB, Class B	8,229	$143,066
*	Munters Group AB	6,495	60,890
	Mycronic AB	36,542	1,024,333
	NCC AB, Class B	34,545	578,553
#*	Nederman Holding AB	5,019	80,880
#*	Nelly Group AB	5,034	21,060
*	New Wave Group AB, Class B	19,982	138,058
	Nibe Industrier AB, Class B	32,522	1,085,564
*	Nobia AB	37,396	290,860
*	Nobina AB	23,570	187,595
*	Nordic Entertainment Group AB, Class B	31,804	1,660,217
*	Nordic Waterproofing Holding AB	9,203	164,871
	NP3 Fastigheter AB	6,447	96,743
*	Nyfosa AB	29,492	284,962
*	OEM International AB, Class B	3,241	120,396
*	Pandox AB	29,887	448,775
*	Peab AB, Class B	88,353	984,144
	Platzer Fastigheter Holding AB, Class B	16,807	197,590
	Proact IT Group AB	2,968	99,365
#*	Qliro AB	5,033	29,725
	Ratos AB, Class B	120,121	552,325
#*	RaySearch Laboratories AB	5,832	60,445
*	Resurs Holding AB	50,452	273,422
*	Rottneros AB	32,778	33,532
#*	Saab AB, Class B	29,463	824,661
	Sagax AB, Class B	10,206	201,540
	Samhallsbyggnadsbolaget i Norden AB	120,629	395,056
	Samhallsbyggnadsbolaget i Norden AB, Class D	17,400	59,631
*	Sandvik AB	85,431	2,127,668
*	Scandic Hotels Group AB	11,296	42,021
	Sectra AB, Class B	7,809	664,734
	Securitas AB, Class B	177,186	2,730,190
*	Semcon AB	4,539	46,624
*	Sensys Gatso Group AB	121,587	20,473
*	Sinch AB	3,082	452,510
*	Skandinaviska Enskilda Banken AB, Class A	184,524	2,007,526
*	Skandinaviska Enskilda Banken AB, Class C	4,014	44,680
#	Skanska AB, Class B	113,244	2,926,231
#	SKF AB, Class A	2,264	62,149
	SKF AB, Class B	48,300	1,321,950
*	SkiStar AB	13,399	195,772
*	Svenska Cellulosa AB SCA, Class A	4,573	81,647
#*	Svenska Cellulosa AB SCA, Class B	95,228	1,677,428
#*	Svenska Handelsbanken AB, Class A	177,097	1,765,479
*	Svenska Handelsbanken AB, Class B	4,821	55,035
	Sweco AB, Class B	44,232	736,959
*	Swedbank AB, Class A	107,747	2,027,342
*	Swedish Orphan Biovitrum AB	73,355	1,385,041
*	Systemair AB	8,146	255,348
#	Telefonaktiebolaget LM Ericsson, Sponsored ADR	51,015	636,157
	Telefonaktiebolaget LM Ericsson, Class A	8,008	112,043
	Telefonaktiebolaget LM Ericsson, Class B	329,535	4,149,322
	Telia Co. AB	364,626	1,597,896
*	Thule Group AB	23,627	876,134
*	Trelleborg AB, Class B	39,265	888,068
	Troax Group AB	10,181	237,205
*	VBG Group AB, Class B	3,360	67,135
	Vitec Software Group AB, Class B	6,215	222,360
*	Vitrolife AB	2,728	72,099

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
*	Volvo AB, Class A	66,571	$1,646,541
*	Volvo AB, Class B	348,699	8,591,467
	Wallenstam AB, Class B	68,724	1,046,341
	Wihlborgs Fastigheter AB	44,089	905,412
TOTAL SWEDEN			117,631,684
SWITZERLAND — (7.7%)
	ABB, Ltd., Sponsored ADR	36,020	1,062,950
	ABB, Ltd.	131,873	3,889,778
	Adecco Group AG	62,144	3,881,845
*	Alcon, Inc.	58,451	4,191,521
*	Alcon, Inc.	2,604	186,882
	Allreal Holding AG	4,957	1,079,834
	ALSO Holding AG	2,262	607,184
*	ams AG	83,919	2,099,049
*	APG SGA SA	591	124,883
*	Arbonia AG	14,830	236,344
*	Aryzta AG	211,219	185,590
*	Ascom Holding AG	9,499	162,468
	Bachem Holding AG, Class B	784	313,180
	Baloise Holding AG	17,182	2,877,324
	Banque Cantonale de Geneve	319	55,451
	Banque Cantonale Vaudoise	7,610	805,230
#*	Basilea Pharmaceutica AG	2,074	118,646
	Belimo Holding AG	160	1,233,017
	Bellevue Group AG	3,163	123,735
	Berner Kantonalbank AG	1,979	493,138
	BKW AG	3,027	345,764
#	Bobst Group SA	1,972	141,497
	Bossard Holding AG, Class A	2,135	489,624
	Bucher Industries AG	2,453	1,160,649
	Burckhardt Compression Holding AG	1,462	505,101
	Burkhalter Holding AG	2,295	164,721
*	Calida Holding AG	1,324	51,246
*	Carlo Gavazzi Holding AG	182	37,013
	Cembra Money Bank AG	12,097	1,314,304
	Cicor Technologies, Ltd.	223	11,756
	Cie Financiere Richemont SA	67,949	6,311,377
	Cie Financiere Tradition SA	392	48,743
#	Clariant AG	86,839	1,844,979
	Coltene Holding AG	1,811	194,550
	Comet Holding AG	759	173,375
	Conzzeta AG	278	355,214
	Credit Suisse Group AG	142,149	1,864,649
	Credit Suisse Group AG, Sponsored ADR	174,770	2,280,749
	Daetwyler Holding AG	667	191,518
	DKSH Holding AG	21,071	1,694,648
	dormakaba Holding AG	896	537,008
*	Dottikon Es Holding AG	350	75,835
*	Dufry AG	23,113	1,242,686
	EFG International AG	30,794	212,818
	Emmi AG	789	820,324
	EMS-Chemie Holding AG	705	664,956
	Energiedienst Holding AG	1,192	40,812
*	Feintool International Holding AG	280	16,617
*	Fenix Outdoor International AG	1,455	188,155
*	Flughafen Zurich AG	7,174	1,182,081
	Forbo Holding AG	166	282,641
	Galenica AG	20,640	1,363,376

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
*	GAM Holding AG	42,666	$101,179
	Geberit AG	3,517	2,152,639
	Georg Fischer AG	807	1,008,048
	Givaudan SA	1,520	6,123,733
	Gurit Holding AG	97	285,065
	Helvetia Holding AG	14,557	1,458,123
*	Hiag Immobilien Holding AG	90	10,450
*	HOCHDORF Holding AG	97	6,702
	Huber & Suhner AG	5,650	465,390
	Hypothekarbank Lenzburg AG	12	57,082
	Implenia AG	6,444	180,250
*	Ina Invest Holding AG	1,289	26,450
	Inficon Holding AG	331	358,924
	Interroll Holding AG	230	757,228
	Intershop Holding AG	212	142,658
	Investis Holding SA	1,529	150,907
*	IWG P.L.C.	274,610	1,173,728
	Julius Baer Group, Ltd.	73,611	4,453,854
*	Jungfraubahn Holding AG	1,020	157,449
	Kardex Holding AG	2,312	512,248
*	Komax Holding AG	858	219,516
	Kudelski SA	3,540	20,130
	Kuehne + Nagel International AG	11,314	2,574,568
	Landis & Gyr Group AG	5,215	384,203
#*	Lastminute.com NV	1,649	42,703
	LEM Holding SA	73	149,300
	Liechtensteinische Landesbank AG	4,512	257,946
	Logitech International SA	50,736	5,269,365
#	Logitech International SA	14,496	1,520,920
	Luzerner Kantonalbank AG	640	285,575
*	Medartis Holding AG	205	10,719
#*	Meier Tobler Group AG	600	8,792
	Metall Zug AG	56	101,106
	Mobilezone Holding AG	15,152	162,306
	Mobimo Holding AG	2,504	788,656
	Novartis AG, Sponsored ADR	145,519	13,165,104
	Novartis AG	25,021	2,265,529
	OC Oerlikon Corp. AG	75,787	778,922
*	Orascom Development Holding AG	912	10,296
	Partners Group Holding AG	3,887	4,589,736
*	Peach Property Group AG	1,115	53,560
	Phoenix Mecano AG	230	121,557
	Plazza AG, Class A	212	73,731
	PSP Swiss Property AG	11,376	1,455,430
	Rieter Holding AG	1,029	106,000
	Roche Holding AG	3,910	1,377,594
	Roche Holding AG	103,912	35,861,255
	Schaffner Holding AG	38	8,143
	Schindler Holding AG	3,862	1,015,927
	Schweiter Technologies AG	385	665,392
*	Sensirion Holding AG	1,910	124,979
	SFS Group AG	5,636	712,219
	SGS SA	1,086	3,293,832
#*	Siemens Energy AG	29,554	1,092,125
	SIG Combibloc Group AG	112,946	2,680,757
	Sika AG	32,823	8,931,523
*	Sonova Holding AG	9,875	2,382,236
	St Galler Kantonalbank AG	943	432,401
	Stadler Rail AG	3,320	165,864

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Straumann Holding AG	1,700	$1,884,329
	Sulzer AG	6,781	730,506
	Swatch Group AG (The)	8,105	2,334,655
	Swatch Group AG (The)	15,537	874,945
	Swiss Life Holding AG	6,687	3,048,971
	Swiss Prime Site AG	21,072	2,048,026
	Swiss Re AG	48,496	4,275,491
#*	Swiss Steel Holding AG	87,913	25,278
	Swisscom AG	13,916	7,574,179
	Swissquote Group Holding SA	3,745	406,776
	Temenos AG	24,757	3,126,113
	TX Group AG	768	61,163
	u-blox Holding AG	1,411	110,953
	UBS Group AG	292,594	4,217,399
#*	UBS Group AG	97,065	1,396,765
	Valiant Holding AG	3,433	328,403
*	Valora Holding AG	845	161,610
	Varia US Properties AG	791	33,719
	VAT Group AG	6,785	1,883,783
	Vaudoise Assurances Holding SA	364	189,032
*	Vetropack Holding AG	950	62,759
	Vifor Pharma AG	20,069	2,725,333
	Vontobel Holding AG	16,069	1,298,285
	VP Bank AG	1,148	141,845
	VZ Holding AG	3,604	304,050
*	V-ZUG Holding AG	560	56,158
	Walliser Kantonalbank	563	63,209
	Warteck Invest AG	22	57,579
#	Ypsomed Holding AG	820	138,587
	Zehnder Group AG	2,142	156,678
	Zug Estates Holding AG, Class B	65	141,253
	Zuger Kantonalbank AG	15	109,117
	Zurich Insurance Group AG	20,445	8,174,863
TOTAL SWITZERLAND			210,420,671
UNITED KINGDOM — (13.4%)
	3i Group P.L.C.	189,909	2,877,789
*	4imprint Group P.L.C.	9,683	316,303
	888 Holdings P.L.C.	164,802	680,310
*	A.G. Barr P.L.C.	27,002	180,785
*	AA P.L.C.	171,091	81,445
	Abcam P.L.C.	1,249	28,322
	Admiral Group P.L.C.	44,130	1,739,201
	Advanced Medical Solutions Group P.L.C	9,681	30,103
	Afren P.L.C.	43,528	0
	Air Partner P.L.C.	8,770	8,147
	Airtel Africa P.L.C.	19,299	20,894
	AJ Bell P.L.C.	64,549	379,552
	Alliance Pharma P.L.C.	58,522	69,432
	Antofagasta P.L.C.	35,144	685,391
*	AO World P.L.C.	23,392	99,576
*	Appreciate Group P.L.C	10,000	5,520
*	Arrow Global Group P.L.C.	34,935	100,014
*	Ascential P.L.C.	105,064	475,760
	Ashmore Group P.L.C.	184,764	1,138,429
	Ashtead Group P.L.C.	86,943	4,363,396
*	ASOS P.L.C.	40,413	2,469,227
	AstraZeneca P.L.C., Sponsored ADR	236,656	11,974,794
	AstraZeneca P.L.C.	31,073	3,169,792

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Auto Trader Group P.L.C.	478,735	$3,690,842
	Avast P.L.C.	328,476	2,117,922
	AVEVA Group P.L.C.	9,660	479,419
	Aviva P.L.C.	818,368	3,743,284
	Avon Rubber P.L.C.	10,138	428,522
	B&M European Value Retail SA	351,348	2,568,172
*	Babcock International Group P.L.C.	186,427	592,754
	BAE Systems P.L.C.	479,064	3,022,760
*	Bakkavor Group P.L.C.	9,424	10,737
*	Balfour Beatty P.L.C.	161,772	595,698
*	Barclays P.L.C., Sponsored ADR	311,723	2,269,343
*	Barclays P.L.C.	12,130	22,127
*	Barratt Developments P.L.C.	293,210	2,553,543
	Beazley P.L.C.	211,524	900,308
	Begbies Traynor Group P.L.C.	34,007	53,380
	Bellway P.L.C.	42,141	1,584,963
	Berkeley Group Holdings P.L.C.	45,673	2,612,005
	Bloomsbury Publishing P.L.C.	32,035	133,739
*	Boohoo Group P.L.C.	266,033	1,229,860
*	Braemar Shipping Services P.L.C.	3,084	7,991
	Brewin Dolphin Holdings P.L.C.	83,115	334,383
	Britvic P.L.C.	117,924	1,200,058
	Brooks Macdonald Group P.L.C.	412	10,441
	BT Group P.L.C.	2,465,705	4,227,875
	Bunzl P.L.C.	64,327	2,064,876
*	Burberry Group P.L.C.	155,862	3,652,896
*	Burford Capital, Ltd.	28,915	244,897
	Camellia P.L.C.	85	8,652
*	Capita P.L.C.	467,669	222,996
*	Card Factory P.L.C.	95,274	46,545
	CareTech Holdings P.L.C.	7,464	49,873
	Carr's Group P.L.C.	24,999	46,151
	Castings P.L.C.	1,710	8,889
	Centamin P.L.C.	79,875	125,008
	Central Asia Metals P.L.C.	27,437	82,218
	Chemring Group P.L.C.	40,377	163,183
	Chesnara P.L.C.	28,219	107,826
*	Circassia Group P.L.C.	9,031	3,036
#	City of London Investment Group P.L.C.	8,546	54,511
	Clarkson P.L.C.	10,205	348,551
	Clinigen Group P.L.C.	20,757	216,415
	Clipper Logistics P.L.C.	15,057	110,562
	Close Brothers Group P.L.C.	39,808	767,200
	CLS Holdings P.L.C.	46,767	137,039
	CMC Markets P.L.C.	26,423	145,416
*	CNH Industrial NV	186,079	2,389,051
	Coca-Cola HBC AG	20,127	594,202
*	Compass Group P.L.C.	432,500	7,725,644
	Computacenter P.L.C.	47,175	1,510,174
	Concentric AB	21,100	460,722
	ConvaTec Group P.L.C.	294,773	806,504
*	Costain Group P.L.C.	23,192	18,292
	Countryside Properties P.L.C.	189,730	1,116,871
*	Crest Nicholson Holdings P.L.C.	95,497	421,778
	Croda International P.L.C.	24,618	2,115,124
	Daily Mail & General Trust P.L.C., Class A	42,055	441,854
	DCC P.L.C.	27,354	2,057,831
*	De La Rue P.L.C.	15,036	34,009
	Debenhams P.L.C.	50,413	0

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*	DFS Furniture P.L.C.	51,904	$152,672
	Diageo P.L.C., Sponsored ADR	65,054	10,426,205
	Diageo P.L.C.	21,285	854,533
*	Dialight P.L.C.	4,837	16,550
*	Dialog Semiconductor P.L.C.	31,173	1,962,281
*	Dignity P.L.C.	10,046	78,950
	Diploma P.L.C.	49,185	1,554,178
	Direct Line Insurance Group P.L.C.	366,691	1,505,032
	DiscoverIE Group P.L.C.	21,648	200,572
*	Dixons Carphone P.L.C.	480,581	721,106
	Domino's Pizza Group P.L.C.	124,971	562,203
	dotdigital group P.L.C.	5,600	13,593
	Drax Group P.L.C.	133,884	683,658
*	DS Smith P.L.C.	367,606	1,824,644
*	Dunelm Group P.L.C.	32,109	506,239
	EKF Diagnostics Holdings P.L.C.	32,850	30,723
	Electrocomponents P.L.C.	241,511	2,892,402
*	Elementis P.L.C.	171,905	259,055
	EMIS Group P.L.C.	23,831	377,057
*	Entain P.L.C.	170,958	2,893,214
*	Epwin Group P.L.C.	23,535	28,959
*	Equiniti Group P.L.C.	109,374	174,166
	Euromoney Institutional Investor P.L.C.	27,010	351,403
	Experian P.L.C.	180,547	6,310,588
	FDM Group Holdings P.L.C.	43,721	597,940
	Ferguson P.L.C.	42,921	4,983,483
	Fevertree Drinks P.L.C.	24,159	805,839
*	Flowtech Fluidpower P.L.C.	100	129
*	Forterra P.L.C.	30,695	108,991
*	Foxtons Group P.L.C.	63,166	44,229
*	Frasers Group P.L.C.	68,899	401,622
	Fresnillo P.L.C.	34,140	460,026
*	Frontier Developments P.L.C.	3,886	167,899
	Fuller Smith & Turner P.L.C., Class A	6,136	67,666
*	G4S P.L.C.	505,802	1,795,249
*	Galliford Try Holdings P.L.C.	47,789	80,066
	Games Workshop Group P.L.C.	9,825	1,386,408
	Gamesys Group P.L.C.	9,416	163,712
	Gamma Communications P.L.C.	11,034	242,100
*	Gem Diamonds, Ltd.	52,034	34,100
#	GlaxoSmithKline P.L.C., Sponsored ADR	119,518	4,452,045
	GlaxoSmithKline P.L.C.	113,680	2,111,185
*	Go-Ahead Group P.L.C. (The)	9,830	132,259
	GoCo Group P.L.C.	127,050	213,901
	Goodwin P.L.C.	549	23,266
	Grafton Group P.L.C.	56,949	672,413
	Grainger P.L.C.	250,022	909,073
*	Greggs P.L.C.	26,875	761,494
*	Gym Group P.L.C. (The)	27,078	77,919
	H&T Group P.L.C.	3,020	11,575
	Halfords Group P.L.C.	69,958	261,151
	Halma P.L.C.	64,182	2,163,332
	Hargreaves Lansdown P.L.C.	59,172	1,378,605
*	Hays P.L.C.	905,106	1,732,159
*	Headlam Group P.L.C.	9,316	49,970
	Helical P.L.C.	43,501	225,302
	Henry Boot P.L.C.	10,910	40,572
	Hikma Pharmaceuticals P.L.C.	28,668	941,438
	Hill & Smith Holdings P.L.C.	29,641	547,139

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Hilton Food Group P.L.C.	29,728	$408,531
*	Hiscox, Ltd.	89,765	1,144,946
	Hochschild Mining P.L.C.	98,240	308,683
	Hollywood Bowl Group P.L.C.	31,896	85,341
	HomeServe P.L.C.	121,201	1,727,809
*	Hostelworld Group P.L.C.	39,902	40,726
*	Howden Joinery Group P.L.C.	237,562	2,178,185
*	HSBC Holdings P.L.C.	52,879	276,695
#*	HSBC Holdings P.L.C., Sponsored ADR	225,791	5,904,435
*	Hyve Group P.L.C.	40,515	56,430
*	Ibstock P.L.C.	31,885	89,900
*	IDOX P.L.C.	161,469	117,426
	IG Group Holdings P.L.C.	118,878	1,218,268
	IMI P.L.C.	109,845	1,869,415
	Impax Asset Management Group P.L.C.	7,707	84,356
*	Inchcape P.L.C.	220,891	2,002,017
*	Indivior P.L.C.	391,367	733,851
*	Informa P.L.C.	146,125	994,287
	IntegraFin Holdings P.L.C.	8,534	63,845
	Intermediate Capital Group P.L.C.	73,474	1,704,184
	Intertek Group P.L.C.	25,350	1,909,190
	Investec P.L.C.	147,168	380,920
	iomart Group P.L.C.	30,153	131,537
*	IP Group P.L.C.	322,507	418,241
*	ITV P.L.C.	1,421,127	2,054,362
*	J D Wetherspoon P.L.C.	19,539	307,488
	J Sainsbury P.L.C.	863,619	2,884,235
	James Fisher & Sons P.L.C.	8,525	116,321
	James Halstead P.L.C.	2,272	15,363
*	JD Sports Fashion P.L.C.	166,377	1,693,636
	John Laing Group P.L.C.	227,223	981,811
*	John Menzies P.L.C.	20,176	57,324
*	John Wood Group P.L.C.	371,391	1,483,614
	Johnson Matthey P.L.C.	82,496	3,318,747
*	Johnson Service Group P.L.C.	121,407	219,847
*	Joules Group P.L.C.	3,174	6,920
	Jupiter Fund Management P.L.C.	149,178	584,048
*	Just Group P.L.C.	601,479	627,388
	Kainos Group P.L.C.	37,041	628,207
	Keller Group P.L.C.	17,276	179,280
*	Kier Group P.L.C.	14,760	15,557
*	Kin & Carta P.L.C.	44,135	86,518
*	Kingfisher P.L.C.	665,021	2,524,551
*	Lamprell P.L.C.	132,019	121,114
	Lancashire Holdings, Ltd.	69,075	642,764
	Legal & General Group P.L.C.	1,023,695	3,404,668
*	Liberty Global P.L.C., Class A	1,556	37,551
*	Liberty Global P.L.C., Class C	3,809	92,025
	Liontrust Asset Management P.L.C.	14,386	251,848
*	Lloyds Banking Group P.L.C.	6,635,337	2,977,482
	London Stock Exchange Group P.L.C.	14,802	1,757,220
*	Lookers P.L.C.	96,839	52,410
*	LSL Property Services P.L.C.	29,164	93,886
	Luceco P.L.C.	30,984	110,238
*	M&C Saatchi P.L.C.	1,389	1,902
	M&G P.L.C.	1,319,896	3,166,494
	Macfarlane Group P.L.C.	44,789	55,357
	Man Group P.L.C.	230,354	459,860
*	Marks & Spencer Group P.L.C.	694,670	1,341,693

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*	Marshalls P.L.C.	80,474	$714,361
	McBride P.L.C.	67,145	72,497
*	McCarthy & Stone P.L.C.	99,411	162,860
*	Mears Group P.L.C.	26,536	55,656
	Mediclinic International P.L.C.	82,029	324,366
*	Meggitt P.L.C.	159,869	864,508
*	Melrose Industries P.L.C.	567,691	1,298,384
*	Micro Focus International P.L.C., Sponsored ADR	10,594	62,505
*	Micro Focus International P.L.C.	44,294	267,127
*	Midwich Group P.L.C.	8,550	53,996
*	Mitchells & Butlers P.L.C.	29,869	121,623
*	Mitie Group P.L.C.	364,902	239,153
*	MJ Gleeson P.L.C.	7,577	74,824
	Mondi P.L.C.	64,335	1,515,083
	Moneysupermarket.com Group P.L.C.	299,947	1,094,053
	Morgan Sindall Group P.L.C.	19,786	400,634
	Morses Club P.L.C.	1,415	1,025
	Mortgage Advice Bureau Holdings, Ltd.	5,537	68,140
*	Motorpoint group P.L.C.	30,228	119,978
	N Brown Group P.L.C.	88,702	74,918
*	Naked Wines P.L.C.	16,093	158,056
	National Grid P.L.C.	100,554	1,168,003
	National Grid P.L.C., Sponsored ADR	46,020	2,672,866
*	Natwest Group P.L.C.	349,158	700,993
	NCC Group P.L.C.	103,129	347,867
*	Next Fifteen Communications Group P.L.C.	16,471	139,550
*	Next P.L.C.	21,377	2,256,851
	Nichols P.L.C.	547	9,735
	Ninety One P.L.C.	109,578	349,738
*	NMC Health P.L.C.	10,120	4,858
*	Norcros P.L.C.	18,943	54,870
	Numis Corp. P.L.C.	14,209	64,060
*	Ocado Group P.L.C.	22,893	869,036
*	On the Beach Group P.L.C.	42,302	190,610
*	OSB Group P.L.C.	96,895	544,319
*	Oxford Instruments P.L.C.	21,482	580,122
*	Pagegroup P.L.C.	209,262	1,285,441
	Paragon Banking Group P.L.C.	98,152	608,215
	PayPoint P.L.C.	37,538	319,077
	Pearson P.L.C.	97,772	1,083,224
#	Pearson P.L.C., Sponsored ADR	106,066	1,172,029
*	Pendragon P.L.C.	814,289	155,229
	Persimmon P.L.C.	78,198	2,721,949
#*	Petrofac, Ltd.	136,103	221,291
#*	Petropavlovsk P.L.C.	256,830	101,526
	Pets at Home Group P.L.C.	115,178	631,457
	Phoenix Group Holdings P.L.C.	240,352	2,215,022
*	Photo-Me International P.L.C.	46,978	30,167
*	Playtech P.L.C.	116,989	742,607
	Plus500, Ltd.	28,082	515,202
	Polar Capital Holdings P.L.C.	26,418	231,861
*	Polypipe Group P.L.C.	31,480	220,967
	Porvair P.L.C.	1,478	11,214
*	PPHE Hotel Group, Ltd.	317	5,863
*	Premier Foods P.L.C.	225,199	288,414
*	Provident Financial P.L.C.	49,812	166,647
#	Prudential P.L.C., ADR	64,461	2,058,884
	Prudential P.L.C.	38,410	614,538
*	PureTech Health P.L.C.	21,283	116,022

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	PZ Cussons P.L.C.	33,538	$113,585
	QinetiQ Group P.L.C.	150,681	618,810
	Quilter P.L.C.	632,936	1,340,774
	Rank Group P.L.C.	31,471	53,649
	Rathbone Brothers P.L.C.	11,896	261,109
*	Raven Property Group, Ltd.	4,029	1,496
*	Reach P.L.C.	119,382	313,491
	Reckitt Benckiser Group P.L.C.	87,560	7,423,196
	Redde Northgate P.L.C.	48,249	161,544
*	Redrow P.L.C.	115,093	826,475
#	RELX P.L.C., Sponsored ADR	231,703	5,750,863
	RELX P.L.C.	28,808	713,242
	RELX P.L.C.	62,004	1,548,870
	Renew Holdings P.L.C.	38,141	272,402
*	Renishaw P.L.C.	7,437	609,263
*	Rentokil Initial P.L.C.	346,789	2,353,599
*	Restaurant Group P.L.C. (The)	55,831	52,045
	Rhi Magnesita NV	2,499	132,501
	Ricardo P.L.C.	6,637	35,373
*	Rightmove P.L.C.	351,193	2,874,793
	Rio Tinto P.L.C.	18,306	1,388,824
#	Rio Tinto P.L.C., Sponsored ADR	24,745	1,891,013
*	RM P.L.C.	16,894	50,811
	Robert Walters P.L.C.	28,653	216,304
*	Rolls-Royce Holdings P.L.C.	444,096	554,230
	Rotork P.L.C.	314,974	1,396,868
*	Royal Mail P.L.C.	322,380	1,780,973
*	RPS Group P.L.C.	112,608	112,526
	RSA Insurance Group P.L.C.	288,673	2,661,287
#	RWS Holdings P.L.C.	52,018	417,858
	S&U P.L.C.	720	20,366
	Sabre Insurance Group P.L.C.	46,492	161,393
	Sage Group P.L.C. (The)	205,674	1,656,093
*	Savills P.L.C.	78,853	1,132,413
*	Scapa Group P.L.C.	69,367	207,086
	Schroders P.L.C.	16,782	782,603
	Schroders P.L.C.	5,429	171,753
*	ScS Group P.L.C.	3,909	11,233
*	Secure Trust Bank P.L.C.	32	385
*	Senior P.L.C.	74,168	96,545
*	Serco Group P.L.C.	161,629	258,194
	Severfield P.L.C.	41,825	40,092
	Severn Trent P.L.C.	76,140	2,407,009
*	SIG P.L.C.	164,789	65,054
*	Signature Aviation P.L.C.	147,795	830,344
	Smart Metering Systems P.L.C.	9,316	87,140
#	Smith & Nephew P.L.C., Sponsored ADR	31,573	1,334,275
	Smith & Nephew P.L.C.	32,916	693,006
	Smiths Group P.L.C.	88,992	1,718,796
	Softcat P.L.C.	61,001	1,256,088
*	SolGold P.L.C.	103,298	40,787
	Spectris P.L.C.	18,310	758,592
*	Speedy Hire P.L.C.	208,692	191,338
	Spirax-Sarco Engineering P.L.C.	11,165	1,688,046
*	Spire Healthcare Group P.L.C.	41,811	92,450
	Spirent Communications P.L.C.	180,213	586,519
	SSP Group P.L.C.	164,076	648,996
	St James's Place P.L.C.	320,054	5,122,137
	St. Modwen Properties P.L.C.	96,764	512,554

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*	Standard Chartered P.L.C.	201,260	$1,217,763
	Standard Life Aberdeen P.L.C.	831,138	3,421,511
*	SThree P.L.C.	77,063	339,271
	Strix Group P.L.C.	27,771	86,721
*	Studio Retail Group P.L.C.	11,005	43,691
*	STV Group P.L.C.	9,790	45,504
*	Superdry P.L.C.	5,843	16,601
	Synthomer P.L.C.	123,444	725,493
	T Clarke P.L.C.	8,800	11,067
	TalkTalk Telecom Group P.L.C.	284,040	379,695
	Tatton Asset Management P.L.C.	5,337	22,007
*	Taylor Wimpey P.L.C.	1,296,693	2,587,962
*	TBC Bank Group P.L.C.	5,784	96,009
*	Ted Baker P.L.C.	14,865	20,489
	Telecom Plus P.L.C.	34,523	614,909
*	Telit Communications P.L.C.	20,549	57,654
*	TEN Entertainment Group P.L.C.	9,777	27,509
	Tesco P.L.C.	2,505,216	8,198,064
*	Topps Tiles P.L.C.	74,684	67,108
	TP ICAP P.L.C.	81,088	247,210
*	Travis Perkins P.L.C.	67,361	1,239,600
	Trellus Health , Ltd.	2,022	0
	Trifast P.L.C.	3,680	7,047
*	TT Electronics P.L.C.	28,350	79,268
*	Tyman P.L.C.	32,170	152,415
*	U & I Group P.L.C.	76,204	90,590
	UDG Healthcare P.L.C.	64,801	722,531
	Ultra Electronics Holdings P.L.C.	27,897	760,017
	Unilever P.L.C., Sponsored ADR	276,705	16,142,970
	Unilever P.L.C.	32,472	1,891,662
	Unilever P.L.C.	57,621	3,349,452
	United Utilities Group P.L.C.	287,745	3,626,967
*	Vectura Group P.L.C.	150,957	241,190
	Vertu Motors P.L.C.	116,710	50,436
	Vesuvius P.L.C.	43,783	297,792
	Victrex P.L.C.	25,118	802,972
*	Virgin Money UK P.L.C.	218,809	385,707
*	Vistry Group P.L.C.	73,714	848,914
*	Vitec Group P.L.C. (The)	8,133	106,395
	Vodafone Group P.L.C.	852,835	1,456,428
#	Vodafone Group P.L.C., Sponsored ADR	115,120	1,974,311
	Volex P.L.C.	18,288	80,884
*	Volution Group P.L.C.	34,330	136,955
	Vp P.L.C.	2,676	29,188
*	Watches of Switzerland Group P.L.C.	1,206	10,552
	Watkin Jones P.L.C.	105,062	281,609
*	Weir Group P.L.C (The)	56,779	1,466,942
	WH Smith P.L.C.	49,961	1,043,258
*	Whitbread P.L.C.	29,169	1,108,510
*	William Hill P.L.C.	337,655	1,247,747
*	Wilmington P.L.C.	6,622	14,565
	Wincanton P.L.C.	20,741	82,081
	Wm Morrison Supermarkets P.L.C.	709,150	1,739,116
#	WPP P.L.C., Sponsored ADR	7,905	410,586
	WPP P.L.C.	147,665	1,543,043
*	Xaar P.L.C.	14,174	26,184
*	Young & Co's Brewery P.L.C., Class A	299	5,076
	Zotefoams P.L.C.	1,500	8,527
TOTAL UNITED KINGDOM			365,609,148

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
UNITED STATES — (0.0%)
#*	Arko Corp.	7,299	$63,458
*	Golden Star Resources, Ltd.	6,360	23,874
	Primo Water Corp.	27,947	431,781
TOTAL UNITED STATES			519,113
TOTAL COMMON STOCKS			2,627,907,521
PREFERRED STOCKS — (0.3%)
GERMANY — (0.3%)
	Bayerische Motoren Werke AG	11,899	776,575
	Biotest AG	2,084	70,669
	Draegerwerk AG & Co. KGaA	2,885	246,012
	Fuchs Petrolub SE	24,806	1,411,402
	Henkel AG & Co. KGaA	11,895	1,231,984
	Jungheinrich AG	22,689	1,034,523
	Porsche Automobil Holding SE	19,135	1,329,018
#	Sartorius AG	5,875	2,920,436
	Schaeffler AG	6,250	49,392
#	Sixt SE	6,476	438,794
	STO SE & Co. KGaA	1,344	213,295
	Villeroy & Boch AG	866	16,425
TOTAL GERMANY			9,738,525
RIGHTS/WARRANTS — (0.0%)
CANADA — (0.0%)
*	Pan American Silver Corp. Rights 02/22/29	39,567	30,467
*	Pan American Silver Corp. Rights 02/22/29	1,089	838
TOTAL CANADA			31,305
FRANCE — (0.0%)
*	Technicolor SA Warrants 09/22/24	1,045	324
GERMANY — (0.0%)
*	7C Solarparken AG Rights 02/01/21	2,819	31
*	HolidayCheck Group AG Rights 02/04/21	8,681	1,580
TOTAL GERMANY			1,611
SINGAPORE — (0.0%)
*	Ezion Holdings, Ltd. Warrants 04/16/23	210,168	0
SPAIN — (0.0%)
*	ACS Actividades de Construccion y Servicios SA Rights 02/10/21	55,635	27,411
*	Sacyr SA Rights 02/03/21	69,512	3,459
TOTAL SPAIN			30,870
SWEDEN — (0.0%)
#*	Modern Times Group MTG AB Rights 02/10/21	27,624	51,504
SWITZERLAND — (0.0%)
*	Cie Financiere Richemont SA Warrants 11/22/23	135,898	44,244
TOTAL RIGHTS/WARRANTS			159,858
TOTAL INVESTMENT SECURITIES (Cost $2,047,988,937)			2,637,805,904

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
SECURITIES LENDING COLLATERAL — (3.6%)
@§	The DFA Short Term Investment Fund	8,422,823	$97,460,482
TOTAL INVESTMENTS — (100.0%)
(Cost $2,145,430,088)^^			$2,735,266,386
Summary of the Portfolio's investments as of January 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$72,692	$133,809,310	—	$133,882,002
Austria	—	9,965,434	—	9,965,434
Belgium	536,452	24,964,163	—	25,500,615
Canada	219,069,287	332,361	—	219,401,648
China	—	285,133	—	285,133
Denmark	1,020,684	71,881,900	—	72,902,584
Finland	—	54,798,781	—	54,798,781
France	325,065	232,622,052	—	232,947,117
Germany	4,036,487	185,185,648	—	189,222,135
Hong Kong	42,803	50,532,017	—	50,574,820
Ireland	—	15,187,726	—	15,187,726
Israel	2,534,220	13,211,121	—	15,745,341
Italy	1,365,540	51,397,873	—	52,763,413
Japan	10,493,811	607,925,188	—	618,418,999
Netherlands	34,491,179	97,777,839	—	132,269,018
New Zealand	25,960	12,911,621	—	12,937,581
Norway	24,404	23,615,043	—	23,639,447
Portugal	—	3,979,272	—	3,979,272
Singapore	—	19,279,405	—	19,279,405
Spain	1,263,714	48,762,720	—	50,026,434
Sweden	804,192	116,827,492	—	117,631,684
Switzerland	23,693,844	186,726,827	—	210,420,671
United Kingdom	72,572,881	293,036,267	—	365,609,148
United States	519,113	—	—	519,113
Preferred Stocks
Germany	—	9,738,525	—	9,738,525
Rights/Warrants
Canada	—	31,305	—	31,305
France	—	324	—	324
Germany	—	1,611	—	1,611
Spain	—	30,870	—	30,870
Sweden	—	51,504	—	51,504
Switzerland	—	44,244	—	44,244
Securities Lending Collateral	—	97,460,482	—	97,460,482
TOTAL	$372,892,328	$2,362,374,058	—	$2,735,266,386

International Social Core Equity Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2021
(Unaudited)
		Shares	Value»
COMMON STOCKS — (95.9%)
AUSTRALIA — (6.4%)
*	3P Learning, Ltd.	16,060	$16,544
	Accent Group, Ltd.	97,187	170,720
	Adairs, Ltd.	37,884	104,576
	Adbri, Ltd.	102,443	223,307
*	Afterpay, Ltd.	827	84,424
	AGL Energy, Ltd.	27,789	242,919
*	Alliance Aviation Services, Ltd.	20,675	62,462
	ALS, Ltd.	47,621	360,258
	Altium, Ltd.	17,452	406,857
	Alumina, Ltd.	113,491	145,683
#*	AMA Group, Ltd.	98,167	48,147
*	Amaysim Australia, Ltd.	22,467	12,996
	AMP, Ltd.	636,328	717,746
	Ampol, Ltd.	61,622	1,226,898
	Ansell, Ltd.	26,204	732,489
	APA Group	49,995	371,729
	Appen, Ltd.	5,001	84,646
	ARB Corp., Ltd.	10,141	270,852
#*	Ardent Leisure Group, Ltd.	124,631	56,041
	Asaleo Care, Ltd.	73,732	73,258
	ASX, Ltd.	2,768	151,249
	Atlas Arteria, Ltd.	79,861	384,908
	AUB Group, Ltd.	9,378	116,136
	Aurelia Metals, Ltd.	207,134	64,400
	Aurizon Holdings, Ltd.	294,911	831,851
	AusNet Services	182,628	240,410
	Australia & New Zealand Banking Group, Ltd.	103,873	1,870,126
*	Australian Agricultural Co., Ltd.	85,892	72,478
#	Australian Ethical Investment, Ltd.	4,055	21,570
	Australian Finance Group, Ltd.	38,224	79,512
	Australian Pharmaceutical Industries, Ltd.	117,548	113,771
	Auswide Bank, Ltd.	3,299	15,369
	AVJennings, Ltd.	17,132	6,708
	Bank of Queensland, Ltd.	115,749	700,600
	Bapcor, Ltd.	58,022	331,380
	Base Resources, Ltd.	44,322	9,110
	Beach Energy, Ltd.	600,978	747,514
	Bega Cheese, Ltd.	69,864	297,946
	Bell Financial Group, Ltd.	31,306	41,864
	Bendigo & Adelaide Bank, Ltd.	93,993	656,939
	BHP Group, Ltd.	207,542	6,921,318
#	BHP Group, Ltd., Sponsored ADR	3,952	263,915
	Bingo Industries, Ltd.	50,056	122,599
#*	Blackmores, Ltd.	2,146	120,309
	BlueScope Steel, Ltd.	128,152	1,608,940
	Boral, Ltd.	228,719	840,725
	Brambles, Ltd.	60,252	484,796
	Bravura Solutions, Ltd.	33,634	77,448
	Breville Group, Ltd.	14,676	322,722
	Brickworks, Ltd.	20,821	295,353
	BWX, Ltd.	29,116	90,801
	Capitol Health, Ltd.	106,977	22,402
*	Cardno, Ltd.	56,221	14,563
	Carsales.com, Ltd.	42,540	634,191
#*	Cash Converters International, Ltd.	147,100	27,449

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Cedar Woods Properties, Ltd.	15,959	$85,561
	Challenger, Ltd.	101,693	513,450
*	Champion Iron, Ltd.	9,852	38,186
*	CIMIC Group, Ltd.	9,027	169,298
	Class, Ltd.	5,320	7,801
	Cleanaway Waste Management, Ltd.	424,996	715,980
#	Clinuvel Pharmaceuticals, Ltd.	2,420	40,287
	Coca-Cola Amatil, Ltd.	76,642	762,901
	Cochlear, Ltd.	3,878	583,093
	Codan, Ltd.	39,633	361,147
	Coles Group, Ltd.	87,420	1,210,179
#*	Collection House, Ltd.	41,771	11,173
	Collins Foods, Ltd.	35,393	259,451
	Commonwealth Bank of Australia	56,784	3,605,319
	Computershare, Ltd.	68,275	745,203
#*	Cooper Energy, Ltd.	325,876	80,490
#*	Corporate Travel Management, Ltd.	10,914	138,050
	Costa Group Holdings, Ltd.	49,353	147,099
	Credit Corp. Group, Ltd.	12,571	270,608
	CSR, Ltd.	148,769	596,905
	Data#3, Ltd.	13,503	58,188
*	Decmil Group, Ltd.	23,568	10,042
*	Deterra Royalties, Ltd.	67,909	223,462
	Dicker Data, Ltd.	10,375	91,247
	Domain Holdings Australia, Ltd.	46,064	174,185
	Domino's Pizza Enterprises, Ltd.	10,129	708,323
	Downer EDI, Ltd.	158,345	619,929
#	Eagers Automotive, Ltd.	28,704	289,671
*	Eclipx Group, Ltd.	76,114	98,135
	Elders, Ltd.	23,286	188,804
#*	Emeco Holdings, Ltd.	24,425	20,740
#*	Energy World Corp., Ltd.	19,261	1,248
	Estia Health, Ltd.	58,859	83,656
#	EVENT Hospitality and Entertainment, Ltd.	18,409	135,484
	Evolution Mining, Ltd.	220,024	785,802
*	FAR, Ltd.	281,998	1,789
	Finbar Group, Ltd.	8,281	5,794
	Fleetwood, Ltd.	19,034	31,338
#*	Flight Centre Travel Group, Ltd.	19,842	211,616
	Fortescue Metals Group, Ltd.	325,178	5,356,243
*	Freedom Foods Group, Ltd.	8,443	7,284
	G8 Education, Ltd.	202,759	173,915
#*	Galaxy Resources, Ltd.	20,931	42,704
#	Genworth Mortgage Insurance Australia, Ltd.	57,287	99,076
	GrainCorp, Ltd., Class A	48,814	150,004
	Grange Resources, Ltd.	136,583	34,322
*	Greenland Minerals, Ltd.	279,308	60,620
	GTN, Ltd.	1,005	334
	GUD Holdings, Ltd.	14,226	129,035
#	GWA Group, Ltd.	55,527	145,430
	Hansen Technologies, Ltd.	27,679	81,553
	Harvey Norman Holdings, Ltd.	123,169	498,844
#	Helloworld Travel, Ltd.	7,605	12,281
	HT&E, Ltd.	64,154	90,163
#	HUB24, Ltd.	5,216	97,288
	Humm Group, Ltd.	108,774	93,729
*	Huon Aquaculture Group, Ltd.	7,569	17,351
	IDP Education, Ltd.	26,622	463,360
	IGO, Ltd.	154,721	752,746

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Iluka Resources, Ltd.	67,909	$332,661
	Imdex, Ltd.	101,591	122,176
*	Incitec Pivot, Ltd.	319,892	641,025
	Infomedia, Ltd.	73,305	101,266
	Inghams Group, Ltd.	48,683	122,127
	Insurance Australia Group, Ltd.	151,017	556,664
*	Intega Group, Ltd.	56,221	13,486
	Integral Diagnostics, Ltd.	14,290	48,879
#	Integrated Research, Ltd.	9,550	18,552
#	InvoCare, Ltd.	26,384	224,013
	IOOF Holdings, Ltd.	105,030	248,163
	IPH, Ltd.	36,537	176,047
	IRESS, Ltd.	30,090	228,647
*	IVE Group, Ltd.	23,613	22,327
*	James Hardie Industries P.L.C.	37,005	1,034,320
	Japara Healthcare, Ltd.	51,658	29,337
	JB Hi-Fi, Ltd.	38,033	1,494,782
	Johns Lyng Group, Ltd.	7,061	16,583
#	Jumbo Interactive, Ltd.	6,105	65,115
	Jupiter Mines, Ltd.	394,182	88,605
#*	Karoon Energy, Ltd.	127,496	97,282
*	Kingsgate Consolidated, Ltd.	33,671	23,067
	Kogan.com, Ltd.	4,682	63,914
	Lendlease Corp., Ltd.	50,924	464,285
	Lifestyle Communities, Ltd.	17,655	169,276
	Link Administration Holdings, Ltd.	116,830	423,269
#	Lovisa Holdings, Ltd.	9,718	78,671
	Lycopodium, Ltd.	1,624	6,977
#*	Lynas Rare Earths, Ltd.	93,031	337,984
	MACA, Ltd.	83,592	80,532
	Macmahon Holdings, Ltd.	237,156	47,931
	Macquarie Group, Ltd.	12,772	1,273,760
	Magellan Financial Group, Ltd.	15,570	565,701
	McMillan Shakespeare, Ltd.	27,118	260,862
	McPherson's, Ltd.	35,328	36,891
	Medibank Pvt, Ltd.	210,778	468,200
*	Medusa Mining, Ltd.	45,149	26,951
#*	Mesoblast, Ltd.	55,890	100,528
#*	Metals X, Ltd.	186,167	24,143
	Michael Hill International, Ltd.	22,149	11,038
	Mineral Resources, Ltd.	58,225	1,516,513
*	MMA Offshore, Ltd.	506,043	13,484
	MNF Group, Ltd.	4,304	14,498
	Monadelphous Group, Ltd.	17,454	171,642
	Monash IVF Group, Ltd.	62,135	35,700
	Money3 Corp., Ltd.	29,045	60,349
	Mortgage Choice, Ltd.	32,978	33,674
	Mount Gibson Iron, Ltd.	132,415	85,519
#*	Myer Holdings, Ltd.	244,786	57,424
	MyState, Ltd.	7,273	28,883
	National Australia Bank, Ltd.	190,091	3,407,398
	Navigator Global Investments, Ltd.	29,512	46,214
	Netwealth Group, Ltd.	12,362	162,242
	New Energy Solar, Ltd.	42,801	29,877
#	New Hope Corp., Ltd.	47,377	48,429
	Newcrest Mining, Ltd.	17,675	335,939
*	NEXTDC, Ltd.	17,113	150,685
#	nib holdings, Ltd.	85,198	358,390
	Nick Scali, Ltd.	11,735	91,840

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Nine Entertainment Co. Holdings, Ltd.	359,765	$659,230
	Northern Star Resources, Ltd.	111,779	1,081,715
	NRW Holdings, Ltd.	154,462	333,778
*	Nufarm, Ltd.	58,546	216,316
	OFX Group, Ltd.	40,584	36,988
	Oil Search, Ltd.	180,391	530,339
	OM Holdings, Ltd.	98,157	64,339
#	Omni Bridgeway, Ltd.	10,886	32,667
	oOh!media, Ltd.	121,863	146,586
	Orica, Ltd.	35,957	417,377
	Origin Energy, Ltd.	153,460	551,602
	Orora, Ltd.	264,618	505,316
	OZ Minerals, Ltd.	87,031	1,231,026
	Pacific Current Group, Ltd.	12,386	58,233
	Pact Group Holdings, Ltd.	47,849	87,406
*	Panoramic Resources, Ltd.	433,565	54,368
	Peet, Ltd.	82,024	76,952
	Pendal Group, Ltd.	55,550	260,500
	Perenti Global, Ltd.	188,216	185,634
	Perpetual, Ltd.	10,952	268,575
*	Perseus Mining, Ltd.	278,562	247,290
#	Platinum Asset Management, Ltd.	51,331	161,865
#*	Praemium, Ltd.	43,406	26,146
	Premier Investments, Ltd.	18,290	311,494
#	Pro Medicus, Ltd.	6,317	205,289
	PWR Holdings, Ltd.	10,450	35,753
*	Qantas Airways, Ltd.	84,000	287,412
	QBE Insurance Group, Ltd.	113,806	698,044
	Qube Holdings, Ltd.	224,164	485,737
	Ramelius Resources, Ltd.	142,259	164,872
	REA Group, Ltd.	4,473	497,192
*	Red 5, Ltd.	26,956	4,374
#	Reece, Ltd.	16,422	199,971
	Regis Healthcare, Ltd.	30,740	42,410
	Regis Resources, Ltd.	148,080	407,031
*	Reject Shop, Ltd. (The)	5,557	28,541
	Reliance Worldwide Corp., Ltd.	98,493	318,924
#*	Resolute Mining, Ltd.	168,251	87,591
	Ridley Corp., Ltd.	62,846	43,080
	Rio Tinto, Ltd.	33,798	2,828,858
	Sandfire Resources, Ltd.	58,335	211,331
	Santos, Ltd.	263,401	1,298,256
*	Saracen Mineral Holdings, Ltd.	147,678	543,144
	Seek, Ltd.	11,153	237,636
	Select Harvests, Ltd.	26,481	105,118
*	Senex Energy, Ltd.	220,285	54,351
	Servcorp, Ltd.	12,793	27,909
#	Service Stream, Ltd.	74,410	107,861
#	Seven Group Holdings, Ltd.	12,827	218,126
#*	Seven West Media, Ltd.	334,126	91,342
	SG Fleet Group, Ltd.	15,329	28,052
*	Sigma Healthcare, Ltd.	302,534	152,004
*	Silver Lake Resources, Ltd.	210,030	254,347
	Sims, Ltd.	43,506	403,895
	SmartGroup Corp., Ltd.	8,685	46,548
	Sonic Healthcare, Ltd.	25,483	665,969
	South32, Ltd., ADR	2,251	21,880
	South32, Ltd.	395,616	763,006
*	Southern Cross Media Group, Ltd.	72,250	118,477

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Spark Infrastructure Group	174,945	$293,159
*	SpeedCast International, Ltd.	76,666	8,677
#	SRG Global, Ltd.	113,718	38,930
	St Barbara, Ltd.	252,456	421,365
	Steadfast Group, Ltd.	32,056	97,433
	Suncorp Group, Ltd.	100,699	771,506
#	Sunland Group, Ltd.	9,056	16,746
#	Super Retail Group, Ltd.	52,878	451,217
*	Superloop, Ltd.	27,389	19,775
*	Sydney Airport	58,516	254,269
*	Syrah Resources, Ltd.	121,694	92,533
	Tassal Group, Ltd.	58,013	154,005
	Technology One, Ltd.	50,987	334,837
	Telstra Corp., Ltd.	217,713	517,040
*	Tiger Resources, Ltd.	219,444	67
*	TPG Telecom, Ltd.	66,547	373,602
	Transurban Group	62,453	629,283
*	Tuas, Ltd.	44,136	25,081
	Vita Group, Ltd.	23,746	19,094
	Viva Energy Group, Ltd.	14,861	19,771
*	Vocus Group, Ltd.	136,699	427,610
#	Webjet, Ltd.	18,449	66,696
	Wesfarmers, Ltd.	49,629	2,060,066
	Western Areas, Ltd.	61,773	109,987
*	Westgold Resources, Ltd.	62,236	110,893
	Westpac Banking Corp.	127,792	2,048,658
#	Whitehaven Coal, Ltd.	249,261	282,855
	WiseTech Global, Ltd.	1,966	46,583
	Woodside Petroleum, Ltd.	60,971	1,131,716
	Woolworths Group, Ltd.	57,381	1,784,763
	Worley, Ltd.	59,222	513,203
*	WPP AUNZ, Ltd.	68,187	35,999
*	Xero, Ltd.	3,003	296,242
TOTAL AUSTRALIA			95,880,311
AUSTRIA — (0.6%)
	Agrana Beteiligungs AG	4,134	87,894
	ANDRITZ AG	11,131	528,782
	AT&S Austria Technologie & Systemtechnik AG	8,985	285,803
	Atrium European Real Estate, Ltd.	25,592	82,195
*	BAWAG Group AG	322	14,000
	CA Immobilien Anlagen AG	10,722	461,775
#*	DO & CO AG	1,322	90,352
*	Erste Group Bank AG	31,209	953,097
	EVN AG	10,674	249,396
#*	FACC AG	1,800	22,103
*	Flughafen Wien AG	986	33,753
*	IMMOFINANZ AG	14,429	304,799
*	Kapsch TrafficCom AG	788	15,023
#*	Lenzing AG	4,008	515,349
	Mayr Melnhof Karton AG	1,587	315,183
#	Oesterreichische Post AG	5,490	232,177
	OMV AG	19,841	832,565
	Palfinger AG	1,670	59,462
*	POLYTEC Holding AG	2,865	29,645
#*	Porr AG	2,673	44,948
*	Raiffeisen Bank International AG	35,344	690,922
#	Rosenbauer International AG	131	6,278
	S IMMO AG	8,446	182,019

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRIA — (Continued)
#*	S&T AG	7,883	$206,889
	Schoeller-Bleckmann Oilfield Equipment AG	1,480	55,559
*	Semperit AG Holding	945	29,675
	Strabag SE	4,197	144,650
	Telekom Austria AG	26,772	203,765
	UBM Development AG	1,080	45,962
	UNIQA Insurance Group AG	30,482	236,127
#	Verbund AG	1,562	140,787
	voestalpine AG	28,790	1,050,760
	Wienerberger AG	9,422	319,990
	Zumtobel Group AG	4,872	40,167
TOTAL AUSTRIA			8,511,851
BELGIUM — (0.9%)
	Ackermans & van Haaren NV	6,610	1,010,288
	Ageas SA	30,305	1,551,524
*	AGFA-Gevaert NV	57,317	265,455
*	Argenx SE, ADR	932	273,095
#	Atenor	685	46,675
	Banque Nationale de Belgique	19	41,218
	Barco NV	7,567	146,184
	Bekaert SA	10,030	345,003
*	bpost SA	13,289	157,220
*	Cie d'Entreprises CFE	2,314	234,840
*	Deceuninck NV	13,585	39,065
	D'ieteren SA	6,984	550,641
	Econocom Group SA	25,591	79,061
#	Elia Group SA	3,271	393,653
	Etablissements Franz Colruyt NV	10,547	650,608
	Euronav NV	10,967	87,882
#*	Euronav NV	38,310	302,649
*	EVS Broadcast Equipment SA	3,189	59,159
#*	Exmar NV	9,024	31,946
	Fagron	10,265	253,827
	Gimv NV	4,779	284,878
#	Immobel SA	565	43,820
*	Jensen-Group NV	1,201	34,178
*	KBC Group NV	22,611	1,576,767
#*	Kinepolis Group NV	2,693	110,162
	Lotus Bakeries NV	54	256,640
	Melexis NV	3,794	424,121
#*	Ontex Group NV	18,660	211,620
*	Oxurion NV	7,971	24,931
	Picanol	441	37,179
	Proximus SADP	27,141	571,947
	Recticel SA	11,663	168,277
	Resilux	280	49,735
*	Roularta Media Group NV	370	5,948
	Shurgard Self Storage SA	265	11,664
*	Sioen Industries NV	2,506	68,283
*	Sipef NV	1,654	92,040
	Solvay SA	12,303	1,399,343
	Telenet Group Holding NV	8,229	350,630
	TER Beke SA	193	25,517
*	Tessenderlo Group SA	6,656	283,992
#	Umicore SA	21,764	1,232,702
	Van de Velde NV	784	20,726
TOTAL BELGIUM			13,805,093

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (10.6%)
*	5N Plus, Inc.	21,900	$62,339
	Absolute Software Corp.	8,900	112,264
	Acadian Timber Corp.	3,200	41,065
#*	Advantage Oil & Gas, Ltd.	49,377	73,752
	Aecon Group, Inc.	18,295	236,065
#*	Africa Oil Corp.	14,600	13,016
	AG Growth International, Inc.	4,100	113,694
	AGF Management, Ltd., Class B	23,287	117,641
	Agnico Eagle Mines, Ltd.	13,229	924,046
*	Aimia, Inc.	25,250	80,563
#*	Air Canada	22,541	352,900
#	AirBoss of America Corp.	3,978	51,858
	Alamos Gold, Inc., Class A	76,244	611,740
	Alamos Gold, Inc., Class A	21,200	169,596
	Alaris Equity Partners Income	8,582	107,380
*	Alexco Resource Corp.	1,285	3,624
	Algoma Central Corp.	3,100	32,703
	Algonquin Power & Utilities Corp.	38,062	634,292
	Algonquin Power & Utilities Corp.	11,652	193,656
	Alimentation Couche-Tard, Inc., Class B	42,995	1,311,284
#	AltaGas, Ltd.	63,164	938,013
	Altius Minerals Corp.	10,201	117,745
	Altus Group, Ltd.	4,716	180,526
#*	Americas Gold & Silver Corp.	7,847	21,294
*	Amerigo Resources, Ltd.	32,000	19,519
*	Aphria, Inc.	11,000	133,980
	ARC Resources, Ltd.	93,291	431,163
#*	Argonaut Gold, Inc.	81,374	147,634
*	Aritzia, Inc.	16,150	335,945
	Atco, Ltd., Class I	7,139	204,386
*	ATS Automation Tooling Systems, Inc.	7,780	133,484
*	Aurora Cannabis, Inc.	521	5,772
#*	Aurora Cannabis, Inc.	4,146	46,230
	AutoCanada, Inc.	4,621	100,533
	B2Gold Corp.	176,791	873,759
	Badger Daylighting, Ltd.	6,756	197,225
#	Bank of Montreal	24,104	1,792,979
	Bank of Montreal	29,963	2,226,551
	Bank of Nova Scotia (The)	12,211	651,253
#	Bank of Nova Scotia (The)	45,821	2,441,801
	Barrick Gold Corp.	23,664	529,364
	Barrick Gold Corp.	13,588	307,953
#*	Baytex Energy Corp.	87,689	52,117
#	BCE, Inc.	3,215	136,358
	BCE, Inc.	4,498	190,715
#	Birchcliff Energy, Ltd.	78,147	132,002
*	Black Diamond Group, Ltd.	7,742	16,105
#*	BlackBerry, Ltd.	42,433	595,970
#*	BlackBerry, Ltd.	96,667	1,363,005
	BMTC Group, Inc.	3,210	27,287
#	Bonterra Energy Corp.	6,180	11,454
#	Boralex, Inc., Class A	15,766	618,557
	Bridgemarq Real Estate Services	1,100	12,671
	Brookfield Asset Management, Inc., Class A	17,269	670,728
	BRP, Inc.	5,568	366,497
	Calian Group, Ltd.	1,100	51,372
#	Cameco Corp.	12,558	156,245
#	Cameco Corp.	94,363	1,171,988
	Canaccord Genuity Group, Inc.	29,719	272,845

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Canacol Energy, Ltd.	31,330	$89,182
*	Canada Goose Holdings, Inc.	10,610	355,011
	Canadian Imperial Bank of Commerce	24,457	2,084,320
	Canadian Imperial Bank of Commerce	17,164	1,462,030
	Canadian National Railway Co.	9,800	992,607
	Canadian National Railway Co.	17,171	1,737,190
	Canadian Natural Resources, Ltd.	15,385	347,584
	Canadian Natural Resources, Ltd.	241,708	5,457,767
	Canadian Pacific Railway, Ltd.	2,100	705,567
	Canadian Pacific Railway, Ltd.	2,847	957,218
#	Canadian Tire Corp., Ltd., Class A	11,132	1,443,438
	Canadian Utilities, Ltd., Class A	11,783	291,269
	Canadian Utilities, Ltd., Class B	500	12,313
	Canadian Western Bank	27,023	601,216
*	Canfor Corp.	17,127	316,222
	Canfor Pulp Products, Inc.	11,391	75,628
#*	Canopy Growth Corp.	13,461	539,382
	CanWel Building Materials Group, Ltd.	20,500	116,868
	Capital Power Corp.	18,001	513,530
*	Capstone Mining Corp.	94,575	195,991
#	Cardinal Energy, Ltd.	26,424	21,490
	Cascades, Inc.	23,294	282,352
	CCL Industries, Inc., Class B	17,033	781,487
*	Celestica, Inc.	31,528	254,431
	Cenovus Energy, Inc.	96,202	567,996
#	Cenovus Energy, Inc.	145,012	857,021
	Centerra Gold, Inc.	64,603	669,396
	Cervus Equipment Corp.	2,500	24,360
#	CES Energy Solutions Corp.	71,198	77,949
*	CGI, Inc.	12,994	1,040,170
*	CGI, Inc.	5,200	416,813
	Chesswood Group, Ltd.	2,800	19,948
#*	China Gold International Resources Corp., Ltd.	56,934	114,425
	CI Financial Corp.	46,364	575,766
#	Cineplex, Inc.	16,665	136,839
#	Cogeco Communications, Inc.	6,247	532,442
	Cogeco, Inc.	1,976	142,117
#	Colliers International Group, Inc.	1,020	89,928
	Colliers International Group, Inc.	6,483	572,838
	Computer Modelling Group, Ltd.	15,890	73,687
	Constellation Software, Inc.	1,366	1,664,068
*	Copper Mountain Mining Corp.	51,894	86,845
	Corus Entertainment, Inc., Class B	63,465	235,249
	Crescent Point Energy Corp.	91,674	252,351
	Crescent Point Energy Corp.	9,725	26,645
*	CRH Medical Corp.	17,856	38,260
*	Denison Mines Corp.	140,508	93,397
*	Descartes Systems Group, Inc. (The)	1,400	85,484
	Dexterra Group, Inc.	16,180	75,918
#*	DIRTT Environmental Solutions	12,800	28,928
#	Dollarama, Inc.	16,751	654,845
*	Dorel Industries, Inc., Class B	8,016	93,152
	DREAM Unlimited Corp., Class A	9,274	149,681
	Dundee Precious Metals, Inc.	41,531	264,045
	Dynacor Gold Mines, Inc.	9,100	13,379
	ECN Capital Corp.	64,765	344,400
#	E-L Financial Corp., Ltd.	200	126,373
*	Eldorado Gold Corp.	36,906	414,158
*	Eldorado Gold Corp.	5,549	62,200

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Element Fleet Management Corp.	121,652	$1,130,186
#	Emera, Inc.	11,790	492,990
	Empire Co., Ltd., Class A	28,697	792,856
#	Enbridge, Inc.	28,266	949,613
	Enbridge, Inc.	23,217	780,091
	Endeavour Mining Corp.	27,292	579,665
	Enerflex, Ltd.	27,441	141,202
#*	Energy Fuels, Inc.	5,893	22,489
#	Enerplus Corp.	42,400	131,303
#	Enerplus Corp.	23,206	72,171
	Enghouse Systems, Ltd.	7,732	355,052
	Ensign Energy Services, Inc.	37,617	30,300
	Equitable Group, Inc.	2,750	222,409
*	ERO Copper Corp.	10,787	157,492
	Evertz Technologies, Ltd.	4,600	46,045
	Exchange Income Corp.	4,758	135,029
	Exco Technologies, Ltd.	6,801	51,589
#	Extendicare, Inc.	16,049	77,060
	Fairfax Financial Holdings, Ltd.	2,851	1,034,319
	Fiera Capital Corp.	15,753	134,278
	Finning International, Inc.	36,935	771,194
	Firm Capital Mortgage Investment Corp.	9,400	96,150
*	First Mining Gold Corp.	44,500	13,746
	First National Financial Corp.	3,000	102,522
	First Quantum Minerals, Ltd.	85,069	1,416,986
	FirstService Corp.	4,525	619,246
	FirstService Corp.	1,700	232,224
*	Fission Uranium Corp.	72,500	19,560
	Fortis, Inc.	12,609	509,980
	Fortis, Inc.	8,539	345,232
#*	Fortuna Silver Mines, Inc.	43,026	332,768
*	Fortuna Silver Mines, Inc.	1,312	10,207
	Franco-Nevada Corp.	404	48,126
	Franco-Nevada Corp.	203	24,224
	Freehold Royalties, Ltd.	27,920	119,649
	Frontera Energy Corp.	2,400	6,982
#*	Galiano Gold, Inc.	35,902	41,272
*	GDI Integrated Facility Services, Inc.	2,600	86,616
*	Gear Energy, Ltd.	59,300	11,825
	Genworth MI Canada, Inc.	10,049	341,686
	George Weston, Ltd.	11,959	865,631
#	Gibson Energy, Inc.	29,035	439,811
#	Gildan Activewear, Inc.	4,100	102,440
	Gildan Activewear, Inc.	7,979	198,837
#	goeasy, Ltd.	4,750	347,015
#*	GoldMoney, Inc.	5,800	14,378
#*	Gran Tierra Energy, Inc.	126,076	72,959
	Great-West Lifeco, Inc.	24,753	565,230
	Guardian Capital Group, Ltd., Class A	5,128	104,264
*	Headwater Exploration, Inc.	11,100	24,392
*	Heroux-Devtek, Inc.	8,414	83,893
	High Liner Foods, Inc.	5,650	52,093
*	Home Capital Group, Inc.	23,185	547,193
	Hudbay Minerals, Inc.	31,643	180,049
#	Hudbay Minerals, Inc.	38,089	216,843
	Hydro One, Ltd.	15,100	349,883
	iA Financial Corp., Inc.	23,900	1,064,963
*	IAMGOLD Corp.	108,961	369,807
*	IAMGOLD Corp.	4,292	14,507

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#*	IBI Group, Inc.	1,900	$13,402
	IGM Financial, Inc.	7,028	186,259
*	Imperial Metals Corp.	7,560	25,954
#	Imperial Oil, Ltd.	6,500	123,672
	Imperial Oil, Ltd.	15,507	294,943
	Information Services Corp.	3,800	62,850
	Innergex Renewable Energy, Inc.	20,075	460,302
	Intact Financial Corp.	5,480	604,246
#	Inter Pipeline, Ltd.	64,567	647,816
*	Interfor Corp.	21,569	401,947
	Intertape Polymer Group, Inc.	23,559	423,187
#	Invesque, Inc.	3,800	7,220
*	Ivanhoe Mines, Ltd., Class A	129,106	616,882
#	Jamieson Wellness, Inc.	4,873	136,615
*	Just Energy Group, Inc.	340	2,281
*	Karora Resources, Inc.	5,800	15,013
	K-Bro Linen, Inc.	1,451	40,849
*	Kelt Exploration, Ltd.	37,600	52,339
#	Keyera Corp.	49,475	929,337
*	Kinaxis, Inc.	3,895	540,685
	Kinross Gold Corp.	380,521	2,657,324
	Kinross Gold Corp.	27,330	190,763
	Kirkland Lake Gold, Ltd.	42,618	1,637,738
*	Knight Therapeutics, Inc.	28,671	118,608
	KP Tissue, Inc.	3,500	28,246
	Labrador Iron Ore Royalty Corp.	11,809	294,128
*	Largo Resources, Ltd.	40,433	56,598
	Lassonde Industries, Inc., Class A	659	89,773
#	Laurentian Bank of Canada	11,573	279,653
	Leon's Furniture, Ltd.	6,706	108,030
	Linamar Corp.	14,328	731,442
	Loblaw Cos., Ltd.	16,488	796,214
#*	Lucara Diamond Corp.	114,752	68,201
#*	Lundin Gold, Inc.	7,913	63,304
	Lundin Mining Corp.	163,319	1,455,982
	Magellan Aerospace Corp.	4,737	33,377
	Magna International, Inc.	34,984	2,463,859
	Magna International, Inc.	31,793	2,233,458
*	Mainstreet Equity Corp.	900	54,489
*	Major Drilling Group International, Inc.	21,320	116,374
	Manulife Financial Corp.	78,234	1,414,471
	Maple Leaf Foods, Inc.	15,900	310,726
	Martinrea International, Inc.	28,236	299,418
*	MDF Commerce, Inc.	2,100	24,469
	Medical Facilities Corp.	14,050	74,274
*	MEG Energy Corp.	73,856	246,042
	Melcor Developments, Ltd.	3,200	23,748
#	Methanex Corp.	1,735	57,474
	Methanex Corp.	12,874	426,258
	Metro, Inc.	19,068	824,321
	Morguard Corp.	700	59,668
#	Morneau Shepell, Inc.	10,400	254,805
	MTY Food Group, Inc.	2,985	119,563
#	Mullen Group, Ltd.	29,081	235,150
	National Bank of Canada	52,657	2,959,498
#	Neo Performance Materials, Inc.	1,900	22,585
*	New Gold, Inc.	178,103	337,055
	New Look Vision Group, Inc.	100	2,639
	NFI Group, Inc.	16,244	357,717

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Norbord, Inc.	1,800	$77,785
	North American Construction Group, Ltd.	7,400	68,343
#	North American Construction Group, Ltd.	5,792	53,402
	North West Co., Inc. (The)	10,709	271,085
#	Northland Power, Inc.	21,264	779,056
	Nutrien, Ltd.	35,473	1,744,216
#*	NuVista Energy, Ltd.	52,211	44,096
*	OceanaGold Corp.	197,015	346,654
	Onex Corp.	14,054	744,271
	Open Text Corp.	5,600	250,845
	Open Text Corp.	13,563	607,487
	Osisko Gold Royalties, Ltd.	12,734	142,307
	Osisko Gold Royalties, Ltd.	17,699	198,229
*	Osisko Mining, Inc.	9,905	24,090
	Pan American Silver Corp.	37,196	1,207,377
*	Paramount Resources, Ltd., Class A	14,976	75,187
*	Parex Resources, Inc.	58,874	890,879
#	Park Lawn Corp.	7,600	183,232
#	Parkland Corp.	34,585	1,037,753
	Pason Systems, Inc.	14,685	97,613
	Pembina Pipeline Corp.	39,166	1,030,066
#	Peyto Exploration & Development Corp.	50,298	138,848
	PHX Energy Services Corp.	8,838	17,279
	Pinnacle Renewable Energy, Inc.	6,100	44,602
	Pizza Pizza Royalty Corp.	7,900	58,381
*	Points International, Ltd.	1,000	13,365
*	Points International, Ltd.	1,715	23,273
	Polaris Infrastructure, Inc.	6,500	106,440
#	PrairieSky Royalty, Ltd.	18,546	153,154
*	Precision Drilling Corp.	1,898	36,977
#*	Precision Drilling Corp.	992	19,351
#*	Premier Gold Mines, Ltd.	56,650	139,991
#	Premium Brands Holdings Corp.	9,754	797,177
*	Pretium Resources, Inc.	39,757	430,171
*	Pulse Seismic, Inc.	4,200	3,777
	Quarterhill, Inc.	31,600	63,509
	Quebecor, Inc., Class B	22,012	526,739
*	Real Matters, Inc.	12,900	168,974
	Recipe Unlimited Corp.	5,300	67,641
	Restaurant Brands International, Inc.	14,891	859,211
	RF Capital Group, Inc.	6,961	8,982
#	Richelieu Hardware, Ltd.	8,371	245,287
	Ritchie Bros Auctioneers, Inc.	1,000	59,050
	Ritchie Bros Auctioneers, Inc.	11,797	694,961
	Rogers Communications, Inc., Class B	10,567	476,889
	Rogers Communications, Inc., Class B	17,335	781,462
#	Rogers Sugar, Inc.	23,918	101,938
*	Roxgold, Inc.	101,700	110,548
	Royal Bank of Canada	35,569	2,878,899
	Royal Bank of Canada	85,089	6,881,147
	Russel Metals, Inc.	20,065	360,268
*	Sabina Gold & Silver Corp.	40,900	82,200
*	Sandstorm Gold, Ltd.	3,411	22,006
*	Sandstorm Gold, Ltd.	8,544	55,194
	Saputo, Inc.	13,180	345,592
#	Savaria Corp.	3,800	49,805
#	Secure Energy Services, Inc.	40,209	80,811
*	Seven Generations Energy, Ltd., Class A	80,320	385,662
	Shaw Communications, Inc., Class B	8,279	142,046

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Shaw Communications, Inc., Class B	59,158	$1,013,377
#	ShawCor, Ltd.	16,294	51,478
*	Shopify, Inc., Class A	752	826,140
#	Sienna Senior Living, Inc.	13,800	141,912
*	Sierra Wireless, Inc.	9,798	181,361
	Sleep Country Canada Holdings, Inc.	13,187	271,217
#	SNC-Lavalin Group, Inc.	39,349	651,432
*	Spin Master Corp.	4,550	96,782
*	SSR Mining, Inc.	27,376	481,263
#*	SSR Mining, Inc.	17,200	302,634
	Stantec, Inc.	18,409	653,520
	Stelco Holdings, Inc.	8,799	141,747
	Stella-Jones, Inc.	11,395	409,552
*	Storm Resources, Ltd.	27,400	49,283
	Sun Life Financial, Inc.	24,598	1,137,903
	Suncor Energy, Inc.	2,872	48,036
	Suncor Energy, Inc.	133,580	2,234,793
*	SunOpta, Inc.	700	9,926
*	SunOpta, Inc.	3,392	48,012
#	Superior Plus Corp.	53,070	502,168
	Surge Energy, Inc.	70,035	16,704
#*	Tamarack Valley Energy, Ltd.	68,150	70,881
*	Taseko Mines, Ltd.	65,679	79,611
	TC Energy Corp.	71,236	3,058,161
	Teck Resources, Ltd., Class B	45,833	837,270
	Teck Resources, Ltd., Class B	54,379	994,048
	TELUS Corp.	2,996	61,829
*	Teranga Gold Corp.	24,400	241,376
	TerraVest Industries, Inc.	1,300	16,063
*	Tervita Corp.	759	1,804
	TFI International, Inc.	29,167	1,937,396
	Thomson Reuters Corp.	7,062	575,906
	Tidewater Midstream and Infrastructure, Ltd.	71,300	49,624
	Timbercreek Financial Corp.	20,935	141,449
*	TMAC Resources, Inc.	1,000	1,720
	TMX Group, Ltd.	3,995	385,332
*	Topicus.com, Inc.	2,541	9,556
	TORC Oil & Gas, Ltd.	40,565	80,258
*	Torex Gold Resources, Inc.	28,014	368,919
	Toromont Industries, Ltd.	16,213	1,088,347
	Toronto-Dominion Bank (The)	6,849	388,097
	Toronto-Dominion Bank (The)	53,477	3,026,263
	Total Energy Services, Inc.	13,840	33,552
	Tourmaline Oil Corp.	76,172	1,085,326
	TransAlta Corp.	59,192	519,362
	TransAlta Corp.	31,016	272,010
#	TransAlta Renewables, Inc.	20,584	346,085
#	Transcontinental, Inc., Class A	23,619	379,012
*	TransGlobe Energy Corp.	16,500	17,032
#*	Trevali Mining Corp.	127,243	18,906
*	Trican Well Service, Ltd.	69,115	92,424
	Tricon Residential, Inc.	22,747	217,019
*	Trisura Group, Ltd.	588	39,577
*	Turquoise Hill Resources, Ltd.	1	7
*	Turquoise Hill Resources, Ltd.	20,593	227,072
	Uni-Select, Inc.	7,611	40,413
#	Vermilion Energy, Inc.	14,286	62,564
	Vermilion Energy, Inc.	30,353	132,946
	VersaBank	2,400	20,626

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Wajax Corp.	6,875	$102,151
	Waste Connections, Inc.	8,445	831,917
*	Wesdome Gold Mines, Ltd.	28,500	217,525
#	West Fraser Timber Co., Ltd.	14,904	955,022
#	Western Forest Products, Inc.	128,611	126,725
#	Westshore Terminals Investment Corp.	16,246	203,401
	Wheaton Precious Metals Corp.	8,900	365,523
#	Whitecap Resources, Inc.	101,556	363,735
*	WildBrain, Ltd.	40,263	75,882
	Winpak, Ltd.	3,432	107,972
	WSP Global, Inc.	11,089	1,032,805
	Yamana Gold, Inc.	139,814	652,739
	Yellow Pages, Ltd.	5,429	52,220
TOTAL CANADA			156,975,712
CHINA — (0.1%)
*	China Display Optoelectronics Technology Holdings, Ltd.	176,000	11,335
	CITIC Telecom International Holdings, Ltd.	571,000	180,073
	K Wah International Holdings, Ltd.	64,000	30,156
	SITC International Holdings Co., Ltd.	364,000	834,432
	TK Group Holdings, Ltd.	54,000	20,032
TOTAL CHINA			1,076,028
DENMARK — (1.5%)
*	ALK-Abello A.S.	1,030	402,734
	Alm Brand A.S.	15,888	177,655
	Ambu A.S., Class B	6,829	321,593
	AP Moller - Maersk A.S., Class A	146	275,386
	AP Moller - Maersk A.S., Class B	146	299,908
*	Bang & Olufsen A.S.	23,220	112,458
*	BankNordik P/F	1,197	29,431
*	Bavarian Nordic A.S.	5,256	187,327
*	Brodrene Hartmann A.S.	947	75,533
*	Chr Hansen Holding A.S.	8,059	729,090
	Coloplast A.S., Class B	4,151	619,611
*	Columbus A.S.	15,956	31,883
	D/S Norden A.S.	8,469	151,207
*	Danske Bank A.S.	65,390	1,113,191
#*	Demant A.S.	17,336	621,363
*	Dfds A.S.	8,218	364,286
	DSV Panalpina A.S.	6,231	972,193
*	FLSmidth & Co. A.S.	6,739	235,537
	GN Store Nord A.S.	32,830	2,501,086
*	GronlandsBANKEN A.S.	259	25,329
*	H+H International A.S., Class B	5,954	141,969
*	ISS A.S.	28,004	480,946
*	Jeudan A.S.	1,620	66,360
*	Jyske Bank A.S.	15,138	565,824
*	Matas A.S.	7,747	96,058
*	Netcompany Group A.S.	705	65,769
*	Nilfisk Holding A.S.	7,830	173,460
*	NKT A.S.	6,153	252,127
	NNIT A.S.	2,649	45,518
	Orsted A.S.	4,475	849,924
	Pandora A.S.	33,757	3,248,313
*	Parken Sport & Entertainment A.S.	1,139	12,895
	Per Aarsleff Holding A.S.	4,485	207,296
	Ringkjoebing Landbobank A.S.	7,222	634,438

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
DENMARK — (Continued)
	Rockwool International A.S., Class A	949	$332,784
	Rockwool International A.S., Class B	1,889	712,628
	RTX A.S.	1,768	58,730
	Schouw & Co., A.S.	3,662	368,466
	SimCorp A.S.	7,296	944,352
	Solar A.S., Class B	1,580	103,125
*	Spar Nord Bank A.S.	22,279	203,089
*	Sydbank A.S.	15,118	314,114
*	Tivoli A.S.	409	46,764
	Topdanmark A.S.	9,439	435,836
	TORM P.L.C.	9,199	64,924
#	Tryg A.S.	12,901	401,353
	United International Enterprises, Ltd.	387	90,555
	Vestas Wind Systems A.S.	9,872	2,119,693
*	Vestjysk Bank A.S.	107,651	46,368
TOTAL DENMARK			22,330,479
FINLAND — (1.8%)
	Ahlstrom-Munksjo Oyj	8,510	183,799
	Aktia Bank Oyj	12,613	145,782
	Alma Media Oyj	6,819	74,745
	Aspo Oyj	5,171	53,523
	Atria Oyj	2,128	26,609
	Cargotec Oyj, Class B	8,754	380,278
*	Caverion Oyj	2,736	19,686
#	Citycon Oyj	7,699	75,428
	Digia Oyj	3,511	31,973
	Elisa Oyj	15,775	939,194
	Enento Group Oyj	967	37,080
#*	Finnair Oyj	154,000	116,344
	Fiskars Oyj Abp	7,879	147,993
	Fortum Oyj	36,991	894,734
*	F-Secure Oyj	7,922	37,187
*	HKScan Oyj, Class A	10,963	28,831
	Huhtamaki Oyj	31,301	1,534,865
	Ilkka-Yhtyma Oyj	2,909	15,211
	Kemira Oyj	32,835	555,798
	Kesko Oyj, Class A	19,799	481,240
	Kesko Oyj, Class B	47,840	1,242,243
	Kojamo Oyj	12,117	258,223
	Kone Oyj, Class B	11,103	873,196
	Konecranes Oyj	9,197	334,417
	Lassila & Tikanoja Oyj	12,008	209,158
	Metsa Board Oyj	34,526	371,090
	Metso Outotec Oyj	120,615	1,203,502
	Neles Oyj	29,515	379,894
	Neste Oyj	45,529	3,207,089
*	Nokia Oyj	369,101	1,773,747
	Nokian Renkaat Oyj	19,298	706,598
*	Nordea Bank Abp	83,521	676,913
*	Nordea Bank Abp	54,225	440,202
	Oriola Oyj, Class A	2,227	6,025
	Oriola Oyj, Class B	38,503	94,637
#*	Outokumpu Oyj	91,094	424,139
	Ponsse Oyj	2,973	114,917
*	QT Group Oyj	250	20,697
	Raisio Oyj, Class V	15,215	65,464
	Raute Oyj, Class A	401	10,838
	Revenio Group Oyj	4,498	274,120

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
	Sampo Oyj, Class A	21,786	$915,918
	Sanoma Oyj	25,923	496,462
	Stora Enso Oyj, Class R	65,314	1,185,296
	Teleste Oyj	1,197	7,441
	TietoEVRY Oyj	11,128	365,646
	Tikkurila Oyj	12,676	505,102
	Tokmanni Group Corp.	20,394	394,782
	UPM-Kymmene Oyj	58,715	2,098,004
	Uponor Oyj	18,691	439,205
	Vaisala Oyj, Class A	882	42,408
	Valmet Oyj	37,202	1,190,941
	Wartsila Oyj Abp	18,087	177,295
#	YIT Oyj	41,269	245,306
TOTAL FINLAND			26,531,215
FRANCE — (7.6%)
	ABC arbitrage	3,204	28,781
*	Accor SA	16,144	542,854
*	Aeroports de Paris	2,014	231,138
	Air Liquide SA	19,718	3,224,818
*	Airbus SE	22,232	2,235,596
*	Akka Technologies	4,517	125,776
	AKWEL	3,913	100,325
	Albioma SA	8,361	425,222
	ALD SA	1,818	24,934
*	Alstom SA	9,199	498,766
	Altamir	3,848	93,377
*	Alten SA	6,197	652,477
*	Amundi SA	3,373	251,024
	Arkema SA	21,109	2,335,913
	Assystem SA	1,573	51,050
*	Atos SE	20,684	1,587,281
	Aubay	1,711	76,467
	AXA SA	76,328	1,690,997
*	Axway Software SA	1,727	50,414
	Bastide le Confort Medical	789	50,066
	Beneteau SA	9,994	136,406
*	Bigben Interactive	3,072	72,117
*	BNP Paribas SA	39,946	1,915,637
	Boiron SA	1,900	78,919
#	Bollore SA	140,211	567,809
	Bonduelle SCA	4,816	118,513
#*	Bourbon Corp.	3,477	0
	Bouygues SA	41,733	1,637,260
*	Bureau Veritas SA	32,581	854,917
	Burelle SA	30	32,012
	Capgemini SE	12,370	1,787,599
	Carrefour SA	104,780	1,776,802
#*	Casino Guichard Perrachon SA	9,663	327,752
*	Cegedim SA	1,561	44,555
*	CGG SA	161,860	163,188
	Chargeurs SA	4,080	91,439
*	Cie de Saint-Gobain	52,183	2,594,079
	Cie des Alpes	2,635	55,592
	Cie Generale des Etablissements Michelin SCA	25,036	3,450,145
	Cie Plastic Omnium SA	15,525	608,380
*	CNP Assurances	12,837	194,558
*	Coface SA	26,139	257,139
*	Credit Agricole SA	56,025	634,097

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Danone SA	42,968	$2,857,311
	Dassault Systemes SE	1,001	199,823
*	Derichebourg SA	26,450	178,787
#	Edenred	24,983	1,353,175
*	Eiffage SA	24,726	2,244,320
*	Electricite de France SA	56,323	700,351
	Electricite de Strasbourg SA	112	15,686
	Elior Group SA	28,156	177,389
*	Elis SA	53,902	811,834
*	Engie SA	78,813	1,223,119
*	Eramet SA	2,328	125,105
#*	Erytech Pharma SA	2,355	24,240
	EssilorLuxottica SA	7,122	1,007,462
*	Esso SA Francaise	718	10,116
#*	Etablissements Maurel et Prom SA	7,575	15,197
#	Eutelsat Communications SA	53,695	639,448
*	Exel Industries, Class A	266	21,310
*	Faurecia SE	20,433	1,069,284
*	Fnac Darty SA	4,763	267,744
*	Fnac Darty SA	903	50,619
	Gaztransport Et Technigaz SA	3,911	356,248
#*	Getlink SE	40,618	625,950
*	GL Events	2,690	26,728
*	Groupe Crit	826	63,762
	Groupe Gorge SA	802	14,753
	Guerbet	2,118	85,630
	Haulotte Group SA	2,041	14,917
	Hermes International	940	959,116
*	HEXAOM	901	38,890
*	ID Logistics Group	479	130,499
	Iliad SA	10,199	1,886,125
	Imerys SA	8,616	406,837
	Ipsen SA	5,348	466,569
	IPSOS	10,845	346,652
	Jacquet Metals SA	3,858	67,145
*	JCDecaux SA	18,864	366,512
	Kaufman & Broad SA	7,894	361,651
	Kering SA	2,248	1,475,437
#*	Korian SA	17,570	649,184
*	Lagardere SCA	28,664	666,273
	Lectra	6,056	172,720
	Legrand SA	17,950	1,649,370
	Linedata Services	1,500	54,576
*	LISI	5,674	129,774
	LNA Sante SA	1,112	66,494
	L'Oreal SA	2,912	1,024,442
	LVMH Moet Hennessy Louis Vuitton SE	13,701	8,283,556
*	Maisons du Monde SA	6,340	110,796
	Manitou BF SA	2,548	84,733
	Manutan International	278	26,175
*	Mersen SA	4,927	150,424
*	METabolic EXplorer SA	7,040	24,120
*	Metropole Television SA	10,154	172,513
*	Natixis SA	83,047	312,610
*	Nexans SA	6,931	515,492
	Nexity SA	11,171	503,223
*	Nicox	1,341	7,065
*	NRJ Group	4,221	31,921
*	Oeneo SA	5,302	71,586

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
*	OL Groupe SA	4,903	$11,732
	Orange SA	337,021	3,955,420
*	Orpea SA	7,826	1,082,813
*	Pierre Et Vacances SA	743	9,521
	Publicis Groupe SA	53,683	2,778,339
	Quadient SA	10,199	222,647
#*	Rallye SA	1,703	13,164
#*	Recylex SA	3,158	2,656
*	Renault SA	7,773	330,574
*	Rexel SA	65,149	991,362
	Robertet SA	187	216,280
*	Rothschild & Co.	5,200	177,494
	Rubis SCA	13,553	613,433
*	Safran SA	13,247	1,665,248
	Samse SA	48	9,029
*	Savencia SA	1,061	77,234
*	SCOR SE	40,801	1,240,701
	SEB SA	4,923	935,556
	Seche Environnement SA	1,053	54,222
	SES SA	82,028	699,229
	Societe BIC SA	6,130	349,865
*	Societe Generale SA	63,550	1,184,762
*	Societe Marseillaise du Tunnel Prado-Carenage SA	467	8,768
	Societe pour l'Informatique Industrielle	1,640	41,977
*	Sodexo SA	13,996	1,245,306
*	SOITEC	3,223	647,873
#*	Solocal Group	15,928	51,107
	Somfy SA	1,802	312,593
*	Sopra Steria Group	3,729	618,699
*	SPIE SA	27,246	601,639
#*	SRP Groupe SA	5,380	17,738
	Stef SA	1,222	111,077
	STMicroelectronics NV	93,340	3,740,191
#	STMicroelectronics NV	3,197	127,720
	Suez SA	37,066	760,726
	Sword Group	1,865	77,307
*	Synergie SE	2,431	92,797
*	Tarkett SA	11,085	197,976
	Teleperformance	9,363	3,062,469
*	Television Francaise 1	14,992	129,956
	Thermador Groupe	1,400	123,918
	Tikehau Capital SCA	387	10,513
	Total Gabon	250	40,284
	Total SE	175,281	7,387,809
	Trigano SA	1,798	316,130
*	Ubisoft Entertainment SA	13,221	1,321,890
*	Union Financiere de France BQE SA	1,264	32,185
	Valeo SA	45,376	1,689,215
#*	Vallourec SA	1,373	40,613
	Veolia Environnement SA	20,894	556,787
	Vetoquinol SA	532	55,627
	Vicat SA	5,467	235,177
	Vilmorin & Cie SA	1,927	119,257
	Vinci SA	41,184	3,818,916
*	Virbac SA	860	223,847
#	Vivendi SA	19,449	597,638
*	Worldline SA	15,481	1,308,597
TOTAL FRANCE			113,414,582

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (6.7%)
	1&1 Drillisch AG	11,388	$276,403
	7C Solarparken AG	9,453	50,606
*	Aareal Bank AG	13,417	305,655
*	Adidas AG	6,785	2,151,380
*	ADLER Group SA	10,942	329,751
*	ADVA Optical Networking SE	14,838	162,358
*	AIXTRON SE	2,091	39,081
	All for One Group SE	614	44,635
#	Allgeier SE	1,208	31,898
	Allianz SE	14,478	3,272,158
*	Amadeus Fire AG	765	104,616
	Aroundtown SA	123,947	860,476
	Atoss Software AG	486	109,698
	Aurubis AG	9,731	749,946
	BASF SE	30,339	2,344,786
	Basler AG	411	42,231
*	Bauer AG	2,614	38,255
	Bayerische Motoren Werke AG	36,617	3,100,319
	BayWa AG	3,443	135,203
#	Bechtle AG	5,456	1,156,141
	Bertrandt AG	1,821	95,384
*	Bijou Brigitte AG	834	22,407
	Bilfinger SE	8,032	271,925
*	Borussia Dortmund GmbH & Co. KGaA	13,186	82,142
	Brenntag AG	27,483	2,152,827
	CANCOM SE	6,509	385,560
	Carl Zeiss Meditec AG	1,334	208,484
*	CECONOMY AG	33,172	213,267
*	CENIT AG	419	6,897
	Cewe Stiftung & Co. KGAA	2,318	310,869
*	Commerzbank AG	254,263	1,679,908
	CompuGroup Medical SE & Co. KgaA	4,659	459,642
	Continental AG	12,991	1,818,142
*	Corestate Capital Holding SA	3,697	66,700
	Covestro AG	30,228	2,053,442
	CropEnergies AG	9,615	145,680
*	CTS Eventim AG & Co. KGaA	11,889	701,440
	Daimler AG	74,027	5,199,217
*	Delivery Hero SE	1,273	193,349
*	Deutsche Bank AG	182,842	1,850,361
	Deutsche Beteiligungs AG	2,919	127,538
	Deutsche Boerse AG	11,706	1,879,433
#*	Deutsche EuroShop AG	3,175	67,926
*	Deutsche Lufthansa AG	29,710	382,740
*	Deutsche Pfandbriefbank AG	35,125	344,755
	Deutsche Post AG	50,136	2,476,470
	Deutsche Telekom AG	331,319	5,891,699
	Deutsche Wohnen SE	16,729	827,855
*	Deutz AG	31,772	206,169
	DIC Asset AG	8,141	137,270
	DMG Mori AG	3,123	157,669
#	Dr Hoenle AG	981	62,510
	Draegerwerk AG & Co. KGaA	801	66,236
#	Duerr AG	14,034	569,663
	E.ON SE	133,300	1,410,118
	Eckert & Ziegler Strahlen- und Medizintechnik AG	4,820	320,697
*	EDAG Engineering Group AG	3,367	38,517
	Elmos Semiconductor SE	1,788	71,141
*	ElringKlinger AG	5,449	102,522

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Energiekontor AG	2,205	$143,861
	Evonik Industries AG	22,338	734,564
*	Fielmann AG	4,683	406,325
	First Sensor AG	731	36,522
	FORTEC Elektronik AG	65	1,433
*	Francotyp-Postalia Holding AG, Class A	2,956	11,379
*	Fraport AG Frankfurt Airport Services Worldwide	7,592	411,306
	Freenet AG	45,068	941,010
	Fresenius Medical Care AG & Co. KGaA	28,784	2,328,592
	Fuchs Petrolub SE	5,063	225,922
	GEA Group AG	16,227	560,674
	Gerresheimer AG	9,780	1,040,565
	Gesco AG	2,374	58,089
	GFT Technologies SE	5,152	75,661
	Grand City Properties SA	19,175	476,278
*	H&R GmbH & Co. KGaA	3,109	22,642
	Hamburger Hafen und Logistik AG	10,912	235,451
	Hannover Rueck SE	3,404	527,494
	Hapag-Lloyd AG	5,475	618,401
	HeidelbergCement AG	14,197	1,049,431
*	Heidelberger Druckmaschinen AG	78,275	124,029
*	Hella GmbH & Co KGaA	12,571	766,393
#*	HelloFresh SE	11,084	935,958
	Henkel AG & Co. KGaA	2,096	195,987
*	Highlight Communications AG	1,578	7,816
	Hochtief AG	2,264	210,505
	Hornbach Baumarkt AG	2,192	92,400
	Hornbach Holding AG & Co. KGaA	2,702	255,622
	Hugo Boss AG	13,109	466,608
*	Hypoport SE	472	321,049
	Indus Holding AG	5,552	225,011
	Infineon Technologies AG	72,009	2,884,937
*	Instone Real Estate Group AG	2,402	60,934
	Jenoptik AG	7,124	247,043
	K+S AG	53,489	603,686
	KION Group AG	20,522	1,771,872
*	Kloeckner & Co. SE	20,604	188,470
	Knorr-Bremse AG	2,608	345,120
*	Koenig & Bauer AG	3,583	110,513
	Krones AG	1,826	151,144
	KSB SE & Co. KGaA	11	3,836
	KWS Saat SE & Co., KGaA	1,695	148,278
	Lanxess AG	21,050	1,585,806
	LEG Immobilien AG	7,927	1,136,347
	Leifheit AG	993	52,168
#*	Leoni AG	9,337	134,011
	LPKF Laser & Electronics AG	1,872	62,582
#*	Manz AG	577	35,564
	METRO AG	60,356	704,290
	MLP SE	16,050	113,709
#	MTU Aero Engines AG	6,538	1,517,036
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,493	1,191,355
*	Nagarro SE	1,208	110,534
	Nemetschek SE	10,653	749,993
	New Work SE	503	139,268
	Nexus AG	902	58,108
*	Nordex SE	10,527	298,022
	Norma Group SE	11,700	583,479
*	OHB SE	1,146	54,715

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Patrizia AG	7,619	$232,107
	Pfeiffer Vacuum Technology AG	441	95,970
	PNE AG	20,038	188,523
*	Progress-Werk Oberkirch AG	549	14,672
*	ProSiebenSat.1 Media SE	42,290	764,204
#	PSI Software AG	1,210	40,858
#*	Puma SE	4,428	433,294
*	Puma SE	1,130	110,774
	q.beyond AG	38,579	81,180
*	R Stahl AG	287	8,702
	Rational AG	673	646,941
#*	RTL Group SA	8,129	464,977
	RWE AG	51,991	2,233,444
*	SAF-Holland SE	15,350	213,538
*	Salzgitter AG	9,848	256,041
	SAP SE, Sponsored ADR	2,290	288,998
	SAP SE	32,005	4,061,050
*	Schaltbau Holding AG	438	16,454
	Scout24 AG	8,334	643,482
	Secunet Security Networks AG	211	71,795
*	SGL Carbon SE	15,607	117,885
#	Siltronic AG	3,715	633,124
*	Sixt SE	1,991	231,346
*	SMA Solar Technology AG	840	61,268
*	SMT Scharf AG	570	6,287
	Softing AG	978	6,189
	Software AG	8,736	354,217
	Stabilus SA	6,518	487,877
	STRATEC SE	297	48,890
	Stroeer SE & Co. KGaA	7,447	671,035
	Suedzucker AG	20,485	298,561
*	SUESS MicroTec SE	2,792	77,058
*	Surteco Group SE	1,977	57,993
	Symrise AG	8,978	1,117,255
	TAG Immobilien AG	20,451	627,983
*	Takkt AG	9,442	118,636
*	Talanx AG	7,508	280,383
*	Technotrans SE	2,276	69,761
*	Tele Columbus AG	4,512	17,652
#	Telefonica Deutschland Holding AG	230,296	631,113
*	Thyssenkrupp AG	19,380	224,700
	Traffic Systems SE	757	33,141
	Uniper SE	19,296	675,713
	United Internet AG	32,890	1,427,277
	VERBIO Vereinigte BioEnergie AG	6,536	331,061
	Volkswagen AG	3,803	802,550
	Vonovia SE	16,192	1,081,140
*	Vossloh AG	2,156	112,769
	Wacker Chemie AG	4,737	685,575
*	Wacker Neuson SE	7,576	152,013
*	Washtec AG	2,225	132,042
	Wuestenrot & Wuerttembergische AG	6,502	133,280
*	Zalando SE	4,302	493,271
TOTAL GERMANY			99,980,014
HONG KONG — (2.5%)
*	Aceso Life Science Group, Ltd.	245,000	7,426
	Aeon Credit Service Asia Co., Ltd.	38,000	25,350
	AIA Group, Ltd.	585,800	7,062,842

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	APAC Resources, Ltd.	20,000	$3,408
#*	Applied Development Holdings, Ltd.	235,000	4,608
	Asia Financial Holdings, Ltd.	40,000	19,897
*	Asia Standard International Group, Ltd.	156,000	18,896
	Asiasec Properties, Ltd.	62,000	9,059
	ASM Pacific Technology, Ltd.	54,200	787,059
	Bank of East Asia, Ltd. (The)	192,053	415,632
	BOC Aviation, Ltd.	60,000	488,628
	BOC Hong Kong Holdings, Ltd.	241,500	720,154
	BOCOM International Holdings Co., Ltd.	130,000	21,082
	Brightoil Petroleum Holdings, Ltd.	444,000	16,109
*	Burwill Holdings, Ltd.	1,052,000	1,805
	Cafe de Coral Holdings, Ltd.	124,000	254,582
#*	Cathay Pacific Airways, Ltd.	383,181	295,029
	Century City International Holdings, Ltd.	420,000	22,828
	CGN Mining Co., Ltd.	245,000	13,883
	Chevalier International Holdings, Ltd.	12,000	15,482
*	China Best Group Holding, Ltd.	58,000	2,827
*	China Energy Development Holdings, Ltd.	1,680,000	23,137
	China Motor Bus Co., Ltd.	1,400	17,753
#*	China Star Entertainment, Ltd.	180,000	32,927
*	China Strategic Holdings, Ltd.	2,830,000	62,899
	Chinese Estates Holdings, Ltd.	121,000	54,728
	Chong Hing Bank, Ltd.	21,000	25,671
	Chow Sang Sang Holdings International, Ltd.	104,000	124,743
	Chow Tai Fook Jewellery Group, Ltd.	151,000	181,290
	Chuang's China Investments, Ltd.	190,000	9,667
	Chuang's Consortium International, Ltd.	200,000	24,921
	CK Asset Holdings, Ltd.	198,308	989,461
	CK Infrastructure Holdings, Ltd.	33,500	177,863
	CK Life Sciences Intl Holdings, Inc.	264,000	29,530
	CLP Holdings, Ltd.	68,000	638,150
	CNQC International Holdings, Ltd.	147,500	14,072
	CNT Group, Ltd.	128,000	6,547
#	Convenience Retail Asia, Ltd.	54,000	5,013
#*	Convoy Global Holdings, Ltd.	576,000	2,325
	Cowell e Holdings, Inc.	141,000	105,584
	CSI Properties, Ltd.	1,190,000	34,737
	Dah Sing Banking Group, Ltd.	131,328	130,374
	Dah Sing Financial Holdings, Ltd.	38,120	107,868
	Dickson Concepts International, Ltd.	43,500	20,510
	Eagle Nice International Holdings, Ltd.	74,000	39,873
*	Emperor Capital Group, Ltd.	888,000	16,246
*	Emperor Watch & Jewellery, Ltd.	810,000	11,383
#*	ENM Holdings, Ltd.	156,000	12,844
*	Esprit Holdings, Ltd.	499,500	58,586
*	Eternity Investment, Ltd.	710,000	18,336
	Fairwood Holdings, Ltd.	16,500	35,696
	Far East Consortium International, Ltd.	410,854	150,213
#*	FIH Mobile, Ltd.	830,000	130,164
	First Pacific Co., Ltd.	622,000	192,089
	Fountain SET Holdings, Ltd.	164,000	19,863
*	Freeman Fintech Corp, Ltd.	312,000	680
	Get Nice Financial Group, Ltd.	101,500	11,614
	Giordano International, Ltd.	382,000	64,918
	Glorious Sun Enterprises, Ltd.	80,000	8,657
#*	Gold-Finance Holdings, Ltd.	38,000	66
*	Good Resources Holdings, Ltd.	410,000	3,374
*	Goodbaby International Holdings, Ltd.	231,000	29,082

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Great Eagle Holdings, Ltd.	56,597	$168,942
*	G-Resources Group, Ltd.	6,825,600	37,810
	Guotai Junan International Holdings, Ltd.	974,000	154,017
#	Haitong International Securities Group, Ltd.	731,956	203,206
	Hang Lung Group, Ltd.	147,000	371,784
	Hang Lung Properties, Ltd.	149,000	395,954
	Hang Seng Bank, Ltd.	29,800	537,424
	Hanison Construction Holdings, Ltd.	26,565	3,490
	Henderson Land Development Co., Ltd.	107,249	438,646
	HK Electric Investments & HK Electric Investments, Ltd.	124,500	122,894
	HKBN, Ltd.	110,500	159,855
	HKT Trust & HKT, Ltd.	648,000	852,883
	Hon Kwok Land Investment Co., Ltd.	38,000	13,344
	Hong Kong & China Gas Co., Ltd.	156,437	224,680
	Hong Kong Exchanges & Clearing, Ltd.	45,540	2,911,470
	Hong Kong Ferry Holdings Co., Ltd.	22,000	17,284
	Hongkong & Shanghai Hotels, Ltd. (The)	119,511	103,442
	Hongkong Chinese, Ltd.	136,000	11,185
#	Honma Golf, Ltd.	25,000	17,333
	Hung Hing Printing Group, Ltd.	86,000	11,517
	Hutchison Telecommunications Hong Kong Holdings, Ltd.	340,000	53,845
	Hypebeast, Ltd.	200,000	26,500
	Hysan Development Co., Ltd.	81,000	293,745
*	Imagi International Holdings, Ltd.	31,500	4,387
	International Housewares Retail Co., Ltd.	59,000	18,835
*	IT, Ltd.	176,000	63,999
#	ITC Properties Group, Ltd.	124,018	18,143
	Jacobson Pharma Corp., Ltd.	72,000	9,748
*	JBM Healthcare, Ltd.	9,000	1,300
	Johnson Electric Holdings, Ltd.	100,875	297,934
*	Kader Holdings Co., Ltd.	102,000	5,858
	Karrie International Holdings, Ltd.	110,000	15,595
	Kerry Logistics Network, Ltd.	122,500	261,251
	Kerry Properties, Ltd.	113,000	292,460
	Kingmaker Footwear Holdings, Ltd.	42,000	4,471
	Kingston Financial Group, Ltd.	644,000	51,415
	Kowloon Development Co., Ltd.	101,000	112,458
*	Kwoon Chung Bus Holdings, Ltd.	22,000	6,143
*	Lai Sun Development Co., Ltd.	55,120	45,303
	Landsea Green Properties Co., Ltd.	264,000	19,680
	Langham Hospitality Investments and Langham Hospitality Investments, Ltd.	343,500	42,912
*	Lifestyle International Holdings, Ltd.	104,000	73,927
	Liu Chong Hing Investment, Ltd.	46,000	41,964
	L'Occitane International SA	108,500	298,410
	Luk Fook Holdings International, Ltd.	93,000	201,463
	Lung Kee Bermuda Holdings	24,000	8,240
	Magnificent Hotel Investment, Ltd.	102,000	1,448
	Man Wah Holdings, Ltd.	494,400	1,090,427
*	Mason Group Holdings, Ltd.	3,999,598	14,393
*	Master Glory Group, Ltd.	163,500	1,029
#*	MH Development, Ltd.	28,000	785
	Ming Fai International Holdings, Ltd.	64,000	5,890
	Miramar Hotel & Investment	47,000	86,330
	Modern Dental Group, Ltd.	72,000	12,147
	MTR Corp., Ltd.	34,420	199,749
	Nameson Holdings, Ltd.	206,000	11,296
	New World Development Co., Ltd.	156,270	723,543
#*	NewOcean Energy Holdings, Ltd.	238,000	20,523

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Oriental Watch Holdings	83,462	$27,076
*	Oshidori International Holdings, Ltd.	1,002,000	84,104
	Pacific Basin Shipping, Ltd.	1,279,000	221,948
*	Pacific Century Premium Developments, Ltd.	124,200	13,245
	Pacific Textiles Holdings, Ltd.	300,000	186,223
	Paliburg Holdings, Ltd.	58,000	15,231
*	PC Partner Group, Ltd.	60,000	22,050
	PCCW, Ltd.	1,041,797	579,349
	Perfect Shape Medical, Ltd.	88,000	35,565
	Pico Far East Holdings, Ltd.	162,000	26,273
	Playmates Holdings, Ltd.	140,000	16,416
	Polytec Asset Holdings, Ltd.	533,170	101,645
	Power Assets Holdings, Ltd.	59,500	315,746
*	Prada SpA	68,400	420,309
	Public Financial Holdings, Ltd.	104,000	26,243
*	PYI Corp., Ltd.	113,600	4,381
	Regal Hotels International Holdings, Ltd.	76,000	27,461
	Regina Miracle International Holdings, Ltd.	87,000	25,782
*	Sa Sa International Holdings, Ltd.	389,388	57,579
*	Samsonite International SA	357,300	513,768
	SAS Dragon Holdings, Ltd.	64,000	25,074
	SEA Holdings, Ltd.	47,706	51,346
*	Shangri-La Asia, Ltd.	256,000	217,538
	Shun Ho Property Investments, Ltd.	1,683	308
	Shun Tak Holdings, Ltd.	394,000	115,005
*	Sing Tao News Corp., Ltd.	118,000	13,850
	Singamas Container Holdings, Ltd.	386,000	28,287
	Sino Land Co., Ltd.	257,027	355,999
	SmarTone Telecommunications Holdings, Ltd.	151,500	81,322
	Soundwill Holdings, Ltd.	25,500	25,662
	Stella International Holdings, Ltd.	99,000	117,074
	Sun Hung Kai & Co., Ltd.	139,000	56,888
	Sun Hung Kai Properties, Ltd.	48,696	665,198
	SUNeVision Holdings, Ltd.	106,000	95,845
	Swire Pacific, Ltd., Class A	54,000	337,477
	Swire Pacific, Ltd., Class B	95,000	96,492
	Swire Properties, Ltd.	51,200	148,410
	TAI Cheung Holdings, Ltd.	82,000	49,783
	Tao Heung Holdings, Ltd.	46,000	4,680
	Techtronic Industries Co., Ltd.	109,000	1,628,283
	Television Broadcasts, Ltd.	73,300	71,018
	Texwinca Holdings, Ltd.	224,000	44,109
*	TOM Group, Ltd.	2,000	167
#*	Town Health International Medical Group, Ltd.	210,998	3,511
	Tradelink Electronic Commerce, Ltd.	164,000	20,719
	Transport International Holdings, Ltd.	56,513	105,519
	Union Medical Healthcare, Ltd.	35,000	26,470
	United Laboratories International Holdings, Ltd. (The)	176,000	122,027
#	Value Partners Group, Ltd.	50,000	33,030
	Valuetronics Holdings, Ltd.	117,650	55,897
	Vedan International Holdings, Ltd.	124,000	11,196
	Vitasoy International Holdings, Ltd.	124,000	539,658
	VPower Group International Holdings, Ltd.	19,000	5,831
	VSTECS Holdings, Ltd.	196,000	171,122
	VTech Holdings, Ltd.	59,200	473,263
	Wai Kee Holdings, Ltd.	56,000	27,366
	Wang On Group, Ltd.	3,440,000	25,218
*	Wealthking Investments, Ltd.	108,000	14,470
	WH Group, Ltd.	1,299,500	1,053,055

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Wharf Holdings, Ltd. (The)	58,000	$127,617
	Wharf Real Estate Investment Co., Ltd.	96,000	507,034
	Wing On Co. International, Ltd.	9,000	19,724
	Wing Tai Properties, Ltd.	62,000	31,264
*	Xingye Alloy Materials Group, Ltd.	95,000	13,636
	Xinyi Glass Holdings, Ltd.	514,000	1,243,353
	YT Realty Group, Ltd.	38,309	9,636
	Yue Yuen Industrial Holdings, Ltd.	187,000	406,785
*	Zhaobangji Properties Holdings, Ltd.	176,000	21,292
TOTAL HONG KONG			37,043,648
IRELAND — (0.9%)
*	AIB Group P.L.C.	91,119	162,025
*	Bank of Ireland Group P.L.C.	138,912	516,039
*	Cairn Homes P.L.C	176,369	202,609
	CRH P.L.C., Sponsored ADR	139,087	5,722,039
*	Datalex P.L.C.	13,426	8,753
*	FBD Holdings P.L.C.	5,285	45,326
	Glanbia P.L.C.	32,025	395,160
*	Greencore Group P.L.C.	90,910	144,420
*	Irish Continental Group P.L.C.	65,808	306,258
	Kerry Group P.L.C., Class A	4,678	634,837
*	Kingspan Group P.L.C.	36,564	2,482,164
*	Permanent TSB Group Holdings P.L.C.	13,273	12,813
	Smurfit Kappa Group P.L.C.	63,274	3,043,595
TOTAL IRELAND			13,676,038
ISRAEL — (0.8%)
	Adgar Investment and Development, Ltd.	6,846	12,295
*	AFI Properties, Ltd.	2,320	84,407
	Africa Israel Residences, Ltd.	740	31,857
*	Airport City, Ltd.	11,254	161,388
	Alony Hetz Properties & Investments, Ltd.	18,392	231,135
*	Alrov Properties and Lodgings, Ltd.	1,668	64,370
	Amot Investments, Ltd.	16,980	93,524
	Arad, Ltd.	1,741	25,449
	Ashtrom Group, Ltd.	6,451	121,822
#	Atreyu Capital Markets, Ltd.	1,315	20,464
*	Avgol Industries 1953, Ltd.	23,344	22,873
*	Azorim-Investment Development & Construction Co., Ltd.	22,077	64,593
	Azrieli Group, Ltd.	784	47,660
*	Bank Hapoalim BM	73,495	517,194
	Bank Leumi Le-Israel BM	114,005	702,539
*	Bet Shemesh Engines Holdings 1997, Ltd.	331	7,099
*	Bezeq The Israeli Telecommunication Corp., Ltd.	182,440	188,021
*	Big Shopping Centers, Ltd.	833	88,931
	Blue Square Real Estate, Ltd.	814	50,568
*	Brack Capital Properties NV	439	38,158
#*	Camtek, Ltd.	1,544	36,105
	Carasso Motors, Ltd.	2,525	10,561
*	Cellcom Israel, Ltd.	11,947	48,919
*	Cellcom Israel, Ltd.	6,437	26,134
*	Ceragon Networks, Ltd.	7,505	33,397
*	Clal Insurance Enterprises Holdings, Ltd.	9,258	136,610
#*	Compugen, Ltd.	2,478	29,081
	Danel Adir Yeoshua, Ltd.	1,077	160,601
	Delek Automotive Systems, Ltd.	9,595	95,084
*	Delek Group, Ltd.	588	17,958

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Delta-Galil Industries, Ltd.	3,106	$72,908
	Dor Alon Energy in Israel 1988, Ltd.	2,111	48,662
	Duniec Brothers, Ltd.	455	14,476
*	El Al Israel Airlines	62,551	12,346
	Electra, Ltd.	371	194,962
	Energix-Renewable Energies, Ltd.	10,003	37,332
*	Enlight Renewable Energy, Ltd.	29,620	54,969
*	Equital, Ltd.	5,972	145,330
	First International Bank Of Israel, Ltd.	10,866	283,731
	FMS Enterprises Migun, Ltd.	330	8,381
	Formula Systems 1985, Ltd.	2,261	197,741
	Fox Wizel, Ltd.	2,984	273,805
	Gev-Yam Land Corp., Ltd.	14,900	118,677
	Gilat Satellite Networks, Ltd.	2,199	26,320
*	Hadera Paper, Ltd.	954	50,885
*	Hamlet Israel-Canada, Ltd.	477	8,825
*	Harel Insurance Investments & Financial Services, Ltd.	34,538	294,566
	Hilan, Ltd.	2,773	127,100
	ICL Group, Ltd.	81,239	432,204
	IDI Insurance Co., Ltd.	1,400	42,250
*	IES Holdings, Ltd.	544	32,940
	Inrom Construction Industries, Ltd.	13,747	62,626
	Isracard, Ltd.	3,986	15,037
	Israel Discount Bank, Ltd., Class A	144,689	558,968
	Israel Land Development - Urban Renewal, Ltd.	1,404	15,767
	Isras Investment Co., Ltd.	376	75,638
*	Kamada, Ltd.	2,600	16,822
	Kenon Holdings, Ltd.	2,757	74,829
	Kerur Holdings, Ltd.	968	25,004
	Klil Industries, Ltd.	213	19,771
	Magic Software Enterprises, Ltd.	1,344	22,151
	Malam - Team, Ltd.	164	43,805
	Matrix IT, Ltd.	6,841	147,391
	Maytronics, Ltd.	8,431	146,304
#	Mega Or Holdings, Ltd.	3,782	110,320
*	Mehadrin, Ltd.	180	7,214
	Meitav Dash Investments, Ltd.	7,248	39,498
	Melisron, Ltd.	1,602	82,259
*	Menora Mivtachim Holdings, Ltd.	7,969	132,155
*	Migdal Insurance & Financial Holdings, Ltd.	104,926	115,726
	Mivne Real Estate KD, Ltd.	30,451	72,518
*	Mivtach Shamir Holdings, Ltd.	1,225	41,186
	Mizrahi Tefahot Bank, Ltd.	18,843	438,230
*	Naphtha Israel Petroleum Corp., Ltd.	12,979	58,016
	Neto ME Holdings, Ltd.	380	15,773
*	Nice, Ltd.	653	170,258
#*	Nice, Ltd., Sponsored ADR	2,458	642,226
*	Nova Measuring Instruments, Ltd.	4,633	338,011
	Novolog, Ltd.	24,796	21,286
*	Oil Refineries, Ltd.	527,463	105,068
	One Software Technologies, Ltd.	588	69,838
*	OPC Energy, Ltd.	8,059	88,911
	Palram Industries 1990, Ltd.	1,581	15,208
*	Partner Communications Co., Ltd.	34,075	163,292
*	Partner Communications Co., Ltd., ADR	1,321	6,129
	Paz Oil Co., Ltd.	2,106	207,007
*	Perion Network, Ltd.	3,683	53,109
*	Phoenix Holdings, Ltd. (The)	33,483	262,951
	Plasson Industries, Ltd.	383	20,018

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	1,201	$79,241
	Scope Metals Group, Ltd.	1,610	33,580
#	Shapir Engineering and Industry, Ltd.	29,722	213,374
#*	Shikun & Binui, Ltd.	64,850	370,956
	Shufersal, Ltd.	27,713	230,485
#	Strauss Group, Ltd.	5,149	146,802
	Summit Real Estate Holdings, Ltd.	8,694	119,979
*	Suny Cellular Communication, Ltd.	24,074	8,400
	Tadiran Holdings, Ltd.	495	45,171
*	Tower Semiconductor, Ltd.	14,875	416,054
*	Tower Semiconductor, Ltd.	5,566	157,996
#	Victory Supermarket Chain, Ltd.	1,493	32,231
	YH Dimri Construction & Development, Ltd.	1,190	50,586
TOTAL ISRAEL			12,052,382
ITALY — (2.6%)
	A2A SpA	338,403	548,748
	ACEA SpA	15,647	309,590
#*	Aeffe SpA	5,749	7,106
*	Amplifon SpA	24,370	965,992
	Anima Holding SpA	55,509	257,742
*	Aquafil SpA	2,441	12,682
*	Arnoldo Mondadori Editore SpA	26,239	43,178
	Assicurazioni Generali SpA	66,235	1,130,421
#*	Atlantia SpA	41,716	660,858
#*	Autogrill SpA	25,173	133,232
*	Avio SpA	2,121	30,616
	Azimut Holding SpA	32,545	683,853
*	B&C Speakers SpA	646	7,608
*	Banca Carige SpA	41	14
*	Banca Farmafactoring SpA	17,840	98,179
*	Banca Generali SpA	8,183	253,718
*	Banca IFIS SpA	5,863	59,426
*	Banca Mediolanum SpA	14,507	114,957
*	Banca Monte dei Paschi di Siena SpA	18,901	23,606
*	Banca Popolare di Sondrio SCPA	125,701	308,450
#*	Banca Profilo SpA	37,962	9,863
#*	Banca Sistema SpA	9,819	19,533
*	Banco BPM SpA	373,202	816,769
*	Banco di Desio e della Brianza SpA	6,714	19,752
	BasicNet SpA	2,920	13,968
	Be Shaping The Future SpA	12,564	20,598
*	Biesse SpA	2,053	48,321
*	BPER Banca	257,934	473,858
#*	Brunello Cucinelli SpA	6,450	258,191
	Buzzi Unicem SpA	17,919	440,866
*	Cairo Communication SpA	17,083	23,815
	Carel Industries SpA	1,939	40,078
	Cementir Holding NV	7,248	59,550
*	Cerved Group SpA	28,334	241,941
*	CIR SpA-Compagnie Industriali	172,644	96,334
*	CNH Industrial NV	223,650	2,849,840
*	Credito Emiliano SpA	25,960	133,469
*	Credito Valtellinese SpA	18,197	253,578
*	d'Amico International Shipping SA	34,823	3,819
	Danieli & C Officine Meccaniche SpA	10,382	129,764
#	Danieli & C Officine Meccaniche SpA	3,400	67,136
	Datalogic SpA	776	13,490
	De' Longhi SpA	9,038	324,362

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	DeA Capital SpA	29,586	$42,774
	DiaSorin SpA	3,572	781,140
*	Elica SpA	4,248	14,918
*	Emak SpA	12,990	18,784
	Enel SpA	462,497	4,587,039
	Eni SpA	168,488	1,701,859
	Eni SpA, Sponsored ADR	3,109	62,646
	ERG SpA	9,634	293,765
*	Esprinet SpA	9,762	112,041
	Ferrari NV	5,231	1,088,534
	Ferrari NV	1,916	398,873
#	Fiera Milano SpA	3,369	9,988
#*	FinecoBank Banca Fineco SpA	90,530	1,407,722
*	FNM SpA	35,502	23,068
#*	Freni Brembo SpA	24,492	332,940
*	Geox SpA	10,145	9,480
	Gruppo MutuiOnline SpA	3,454	134,675
#*	Guala Closures SpA	2,227	22,288
	Hera SpA	161,633	564,675
*	IMMSI SpA	64,785	30,911
#	Infrastrutture Wireless Italiane SpA	8,237	88,459
*	Intek Group SpA	60,280	24,970
	Interpump Group SpA	14,749	661,493
*	Intesa Sanpaolo SpA	703,027	1,532,673
	Iren SpA	97,914	241,319
	Italgas SpA	85,312	511,672
	Italmobiliare SpA	3,339	111,010
#*	IVS Group SA	645	4,053
	La Doria SpA	1,769	28,667
*	Maire Tecnimont SpA	33,875	77,280
*	Mediaset SpA	130,980	338,886
*	Mediobanca Banca di Credito Finanziario SpA	118,400	1,053,673
*	Moncler SpA	23,775	1,339,773
	Openjobmetis SpA agenzia per il lavoro	850	7,749
#*	OVS SpA	65,769	81,288
	Piaggio & C SpA	71,436	253,249
#*	Pirelli & C SpA	72,434	377,224
	Poste Italiane SpA	25,460	248,792
*	Prima Industrie SpA	595	10,246
	Prysmian SpA	16,902	544,482
	RAI Way SpA	18,777	115,819
	Recordati Industria Chimica e Farmaceutica SpA	13,887	718,641
	Reno de Medici SpA	51,419	62,480
	Reply SpA	3,217	393,523
*	Rizzoli Corriere Della Sera Mediagroup SpA	24,091	15,104
	Sabaf SpA	1,265	25,306
	Saipem SpA	37,845	99,163
*	Saras SpA	153,095	100,456
	Servizi Italia SpA	2,903	7,890
*	Sesa SpA	1,262	148,087
#	Snam SpA	206,334	1,081,955
*	Sogefi SpA	12,614	17,392
	SOL SpA	5,393	95,768
	Tamburi Investment Partners SpA	11,942	95,955
*	Technogym SpA	17,901	182,852
	Telecom Italia SpA	1,877,143	803,763
	Telecom Italia SpA	1,240,179	586,977
#	Tenaris SA	6,644	51,302
	Terna Rete Elettrica Nazionale SpA	111,736	810,326

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
*	Tinexta S.p.A.	3,393	$80,169
*	UniCredit SpA	160,139	1,459,326
*	Unieuro SpA	2,496	39,529
*	Unipol Gruppo SpA	105,754	464,003
	UnipolSai Assicurazioni SpA	74,796	189,463
#	Webuild SpA	11,659	17,286
	Zignago Vetro SpA	4,955	80,486
TOTAL ITALY			38,926,970
JAPAN — (22.4%)
	77 Bank, Ltd. (The)	12,900	162,185
	A&A Material Corp.	1,500	15,537
	A&D Co., Ltd.	7,100	79,303
	ABC-Mart, Inc.	1,400	79,632
	Abist Co., Ltd.	900	25,296
#*	Access Co., Ltd.	4,500	31,684
	Achilles Corp.	3,200	43,653
	Acom Co., Ltd.	13,900	61,103
	Adastria Co., Ltd.	7,780	142,449
	ADEKA Corp.	22,600	378,031
	Ad-sol Nissin Corp.	800	23,689
	Advan Co., Ltd.	2,500	26,178
	Advance Create Co., Ltd.	700	12,632
	Advantest Corp.	16,200	1,280,238
	Adventure, Inc.	300	11,036
	Aeon Co., Ltd.	51,565	1,615,483
	Aeon Delight Co., Ltd.	4,200	109,986
#	Aeon Fantasy Co., Ltd.	2,600	53,333
	AEON Financial Service Co., Ltd.	25,700	308,637
	Aeon Hokkaido Corp.	4,700	44,626
	Aeon Mall Co., Ltd.	12,100	195,885
	Aeria, Inc.	2,400	12,496
	AFC-HD AMS Life Science Co., Ltd.	2,200	22,360
	AGC, Inc.	20,900	726,038
*	Ahresty Corp.	4,600	15,365
	Ai Holdings Corp.	6,700	126,460
	Aica Kogyo Co., Ltd.	4,300	139,927
	Aichi Bank, Ltd. (The)	2,200	58,568
	Aichi Corp.	10,500	91,278
	Aichi Steel Corp.	2,600	75,860
	Aichi Tokei Denki Co., Ltd.	500	20,829
	Aida Engineering, Ltd.	13,100	124,028
*	Aiful Corp.	71,800	182,450
	Ain Holdings, Inc.	6,400	402,028
	Aiphone Co., Ltd.	3,100	50,210
	Air Water, Inc.	41,100	664,475
	Airport Facilities Co., Ltd.	6,100	28,036
	Aisan Industry Co., Ltd.	10,100	48,738
	Aisin Seiki Co., Ltd.	17,318	532,286
#	Aizawa Securities Co., Ltd.	9,400	74,859
	Ajis Co., Ltd.	1,100	40,497
	Akatsuki Corp.	8,400	28,569
	Akatsuki, Inc.	1,700	77,235
#*	Akebono Brake Industry Co., Ltd.	28,700	41,921
	Akita Bank, Ltd. (The)	4,100	53,506
	Albis Co., Ltd.	1,400	32,518
	Alconix Corp.	7,100	107,326
	Alfresa Holdings Corp.	10,000	199,349
	Alinco, Inc.	3,800	34,282

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Alleanza Holdings Co., Ltd.	1,700	$21,103
	Alpen Co., Ltd.	4,700	100,979
	Alpha Corp.	1,500	14,223
	Alps Alpine Co., Ltd.	42,308	565,388
	Alps Logistics Co., Ltd.	4,100	42,562
	Altech Corp.	3,630	72,123
	Amada Co., Ltd.	54,900	618,112
	Amano Corp.	8,500	197,664
	Amiyaki Tei Co., Ltd.	600	16,324
	Amuse, Inc.	600	14,202
*	ANA Holdings, Inc.	5,200	110,583
	Anabuki Kosan, Inc.	1,000	15,693
	Anest Iwata Corp.	3,400	36,284
	Anritsu Corp.	17,200	423,785
	AOI Electronics Co., Ltd.	900	17,902
	AOI TYO Holdings, Inc.	8,066	34,270
	AOKI Holdings, Inc.	9,700	49,514
	Aomori Bank, Ltd. (The)	4,600	103,086
*	Aoyama Trading Co., Ltd.	12,200	71,402
	Aoyama Zaisan Networks Co., Ltd.	1,800	27,518
	Aozora Bank, Ltd.	20,500	377,823
	Apaman Co., Ltd.	3,300	18,347
	Arakawa Chemical Industries, Ltd.	4,300	48,812
	Arata Corp.	2,600	114,362
	Araya Industrial Co., Ltd.	800	10,306
	Arcland Sakamoto Co., Ltd.	5,500	77,598
	Arcland Service Holdings Co., Ltd.	2,200	43,352
	Arcs Co., Ltd.	10,300	227,978
	Arealink Co., Ltd.	1,900	17,383
	Argo Graphics, Inc.	1,900	57,086
	Ariake Japan Co., Ltd.	800	51,871
	Arisawa Manufacturing Co., Ltd.	7,900	72,694
	Artnature, Inc.	5,000	30,701
#	ArtSpark Holdings, Inc.	1,700	30,464
	As One Corp.	600	88,001
	Asahi Broadcasting Group Holdings Corp.	1,500	10,024
#	Asahi Co., Ltd.	3,500	54,161
	Asahi Diamond Industrial Co., Ltd.	13,100	56,993
	Asahi Holdings, Inc.	10,600	403,577
	Asahi Intecc Co., Ltd.	14,400	472,786
	Asahi Kogyosha Co., Ltd.	1,076	29,945
	Asahi Net, Inc.	3,500	29,424
	Asahi Printing Co., Ltd.	1,200	10,747
	Asahi Yukizai Corp.	3,400	49,334
	Asanuma Corp.	1,700	68,861
	Asax Co., Ltd.	2,400	16,768
	Ashimori Industry Co., Ltd.	1,100	9,749
	Asia Pile Holdings Corp.	6,300	28,937
	Asics Corp.	11,100	195,376
	ASKUL Corp.	3,500	123,601
	Asukanet Co., Ltd.	1,300	12,481
	Ateam, Inc.	1,900	21,156
	Atsugi Co., Ltd.	5,100	23,221
#	Aucnet, Inc.	1,600	20,075
	Autobacs Seven Co., Ltd.	16,300	223,830
	Avant Corp.	4,800	63,202
	Avantia Co., Ltd.	2,500	20,533
	Avex, Inc.	10,900	133,165
	Awa Bank, Ltd. (The)	8,600	178,936

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Axell Corp.	1,700	$11,683
	Axial Retailing, Inc.	3,400	160,490
	Azbil Corp.	4,000	203,722
	Azia Co., Ltd.	1,100	18,917
	Bandai Namco Holdings, Inc.	11,400	972,090
	Bando Chemical Industries, Ltd.	9,300	58,190
	Bank of Iwate, Ltd. (The)	4,200	77,471
	Bank of Kochi, Ltd. (The)	1,900	12,917
	Bank of Kyoto, Ltd. (The)	9,299	487,969
	Bank of Nagoya, Ltd. (The)	3,399	84,401
	Bank of Okinawa, Ltd. (The)	6,380	163,357
	Bank of Saga, Ltd. (The)	4,700	58,020
	Bank of the Ryukyus, Ltd.	11,900	83,203
#	Bank of Toyama, Ltd. (The)	1,000	27,055
	Baroque Japan, Ltd.	3,800	27,354
	BayCurrent Consulting, Inc.	4,600	693,546
#*	Beaglee, Inc.	1,200	19,675
	Beenos, Inc.	1,400	29,637
	Belc Co., Ltd.	2,500	141,428
	Bell System24 Holdings, Inc.	8,100	144,680
	Belluna Co., Ltd.	15,900	174,385
	Benefit One, Inc.	6,800	192,749
	Benesse Holdings, Inc.	10,400	200,752
#	BeNEXT Group, Inc.	9,100	107,323
*	Bengo4.com, Inc.	300	33,331
	Bic Camera, Inc.	14,800	160,065
	Biofermin Pharmaceutical Co., Ltd.	700	16,638
	BML, Inc.	4,100	142,679
	Bookoff Group Holdings, Ltd.	3,100	25,600
	Bourbon Corp.	2,500	52,411
	BP Castrol K.K.	2,100	24,746
	Br Holdings Corp.	2,800	17,588
*	BrainPad, Inc.	800	30,949
	Bridgestone Corp.	50,700	1,888,954
	Broadleaf Co., Ltd.	18,600	112,218
	Brother Industries, Ltd.	29,400	655,578
#	Bull-Dog Sauce Co., Ltd.	2,700	60,915
	Bunka Shutter Co., Ltd.	13,200	117,787
	Business Brain Showa-Ota, Inc.	1,000	16,418
	C Uyemura & Co., Ltd.	600	45,022
	CAC Holdings Corp.	3,200	41,466
	Calbee, Inc.	8,700	257,288
	Can Do Co., Ltd.	1,300	22,843
	Canare Electric Co., Ltd.	1,700	28,774
	Canon Electronics, Inc.	6,700	112,420
	Canon Marketing Japan, Inc.	8,600	188,702
	Canon, Inc.	36,600	809,647
	Capcom Co., Ltd.	14,200	890,899
	Career Design Center Co., Ltd.	1,500	12,754
	Carlit Holdings Co., Ltd.	5,200	35,737
	Casa, Inc.	2,200	20,192
	Casio Computer Co., Ltd.	18,500	326,840
	Cawachi, Ltd.	3,900	108,984
	Central Automotive Products, Ltd.	1,900	47,101
	Central Glass Co., Ltd.	9,100	186,024
	Central Japan Railway Co.	3,500	501,172
	Central Security Patrols Co., Ltd.	1,800	57,107
#	Central Sports Co., Ltd.	1,400	28,883
#*	Change, Inc.	6,000	209,044

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Charm Care Corp. KK	3,000	$37,908
	Chiba Bank, Ltd. (The)	49,700	270,324
	Chiba Kogyo Bank, Ltd. (The)	12,300	27,877
#	Chilled & Frozen Logistics Holdings Co., Ltd., Class H	4,800	90,688
	Chino Corp.	1,400	18,605
	Chiyoda Co., Ltd.	4,500	39,904
	Chiyoda Integre Co., Ltd.	2,800	46,351
	Chofu Seisakusho Co., Ltd.	5,500	106,640
	Chori Co., Ltd.	2,600	37,901
	Chubu Electric Power Co., Inc.	16,800	205,762
	Chubu Shiryo Co., Ltd.	6,500	87,213
	Chudenko Corp.	8,500	172,614
	Chuetsu Pulp & Paper Co., Ltd.	1,800	20,652
	Chugai Ro Co., Ltd.	1,400	21,515
	Chugoku Bank, Ltd. (The)	25,700	199,959
	Chugoku Electric Power Co., Inc. (The)	18,400	226,888
	Chugoku Marine Paints, Ltd.	10,000	90,783
	Chukyo Bank, Ltd. (The)	2,900	50,358
	Chuo Spring Co., Ltd.	400	10,977
	Chuo Warehouse Co., Ltd.	2,300	24,747
	CI Takiron Corp.	10,600	65,925
	Citizen Watch Co., Ltd.	71,300	216,800
	CK-San-Etsu Co., Ltd.	700	25,414
	Cleanup Corp.	4,700	20,619
	CMC Corp.	800	19,056
	CMIC Holdings Co., Ltd.	2,400	33,693
	CMK Corp.	12,600	49,185
	Coca-Cola Bottlers Japan Holdings, Inc.	12,656	192,123
	cocokara fine, Inc.	2,800	182,352
	Computer Engineering & Consulting, Ltd.	4,800	64,384
	Computer Institute of Japan, Ltd.	1,600	13,364
	COMSYS Holdings Corp.	6,863	203,268
	Comture Corp.	3,400	94,254
	Concordia Financial Group, Ltd.	114,532	414,500
	CONEXIO Corp.	5,900	77,057
	Core Corp.	1,000	14,395
	Corona Corp.	3,800	33,625
	Cosel Co., Ltd.	6,600	71,289
	Cosmo Energy Holdings Co., Ltd.	16,900	374,246
	Cosmos Initia Co., Ltd.	2,100	7,217
	Cosmos Pharmaceutical Corp.	2,200	335,430
	Cota Co., Ltd.	1,936	26,830
	Create Medic Co., Ltd.	2,200	20,394
#*	Create Restaurants Holdings, Inc.	15,600	120,239
	Create SD Holdings Co., Ltd.	4,500	146,030
	Credit Saison Co., Ltd.	33,200	378,701
	Creek & River Co., Ltd.	1,300	14,265
	Cresco, Ltd.	4,200	51,035
	CTI Engineering Co., Ltd.	3,300	76,846
	CTS Co., Ltd.	4,000	35,279
	Curves Holdings Co., Ltd.	7,400	59,125
	CyberAgent, Inc.	8,300	519,618
	Cybozu, Inc.	3,300	82,705
	Dai Nippon Toryo Co., Ltd.	5,000	44,194
	Daibiru Corp.	6,400	72,825
	Daicel Corp.	56,600	430,563
	Dai-Dan Co., Ltd.	3,700	100,403
	Daido Kogyo Co., Ltd.	2,100	14,548
	Daido Metal Co., Ltd.	12,400	59,449

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Daido Steel Co., Ltd.	7,200	$294,630
	Daidoh, Ltd.	4,900	8,656
	Daifuku Co., Ltd.	7,600	867,369
	Daihatsu Diesel Manufacturing Co., Ltd.	4,800	18,832
	Daihen Corp.	5,000	236,557
	Daiho Corp.	3,400	120,892
	Dai-Ichi Cutter Kogyo K.K.	2,000	25,394
	Daiichi Jitsugyo Co., Ltd.	2,500	98,739
	Daiichi Kensetsu Corp.	1,900	31,218
	Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	5,600	48,475
	Dai-ichi Life Holdings, Inc.	38,600	588,140
	Daiichikosho Co., Ltd.	8,700	300,154
	Daiken Corp.	3,000	51,066
	Daiken Medical Co., Ltd.	2,300	12,300
	Daiki Aluminium Industry Co., Ltd.	7,200	49,327
	Daikin Industries, Ltd.	10,100	2,132,437
	Daikokutenbussan Co., Ltd.	2,400	127,833
	Daikyonishikawa Corp.	11,800	87,407
	Dainichi Co., Ltd.	2,000	16,654
	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	3,800	80,990
	Daio Paper Corp.	18,600	335,932
	Daiohs Corp.	1,500	13,774
	Daiseki Co., Ltd.	2,500	79,199
	Daiseki Eco. Solution Co., Ltd.	1,120	8,570
	Daishi Hokuetsu Financial Group, Inc.	9,200	192,043
	Daishinku Corp.	1,900	42,815
	Daisue Construction Co., Ltd.	1,600	12,698
	Daito Bank, Ltd. (The)	1,500	8,753
	Daito Pharmaceutical Co., Ltd.	3,000	106,125
	Daito Trust Construction Co., Ltd.	6,200	646,126
	Daitron Co., Ltd.	2,500	37,988
	Daiwa House Industry Co., Ltd.	58,300	1,652,853
	Daiwa Industries, Ltd.	9,100	89,915
	Daiwa Securities Group, Inc.	119,504	568,772
	Daiwabo Holdings Co., Ltd.	5,500	463,562
	DCM Holdings Co., Ltd.	29,500	298,095
#	Dear Life Co., Ltd.	3,800	15,841
	DeNA Co., Ltd.	13,500	252,030
	Denka Co., Ltd.	22,100	841,666
	Densan System Co., Ltd.	1,800	54,398
	Denso Corp.	10,800	600,319
	Dentsu Group, Inc.	18,200	580,495
	Denyo Co., Ltd.	4,200	82,326
	Dexerials Corp.	14,400	188,634
	DIC Corp.	22,200	543,531
	Digital Arts, Inc.	1,900	180,113
	Digital Garage, Inc.	2,000	68,473
	Digital Hearts Holdings Co., Ltd.	1,600	19,301
	Digital Information Technologies Corp.	1,000	15,778
	Dip Corp.	6,500	178,386
	Disco Corp.	800	260,254
	DKK Co., Ltd.	2,300	59,442
	DKS Co., Ltd.	1,900	68,355
	DMG Mori Co., Ltd.	29,400	461,638
	Doshisha Co., Ltd.	7,500	134,325
#	Double Standard, Inc.	800	32,617
	Doutor Nichires Holdings Co., Ltd.	8,000	118,937
	Dowa Holdings Co., Ltd.	13,500	493,773
*	Dream Incubator, Inc.	1,400	17,011

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	DTS Corp.	6,100	$129,989
	Duskin Co., Ltd.	9,000	237,455
	Dvx, Inc.	1,700	16,564
	DyDo Group Holdings, Inc.	2,600	130,993
#	Dynic Corp.	1,100	8,255
	Eagle Industry Co., Ltd.	7,800	81,426
	Earth Corp.	1,200	68,501
	Ebara Corp.	19,300	666,369
	Ebara Foods Industry, Inc.	1,600	38,567
	Ebara Jitsugyo Co., Ltd.	1,200	43,460
	Eco's Co., Ltd.	2,100	37,498
	EDION Corp.	17,700	173,460
#	EF-ON, Inc.	6,039	60,822
	eGuarantee, Inc.	3,600	80,010
	E-Guardian, Inc.	1,200	34,369
	Ehime Bank, Ltd. (The)	8,700	80,135
	Eidai Co., Ltd.	6,000	16,861
	Eiken Chemical Co., Ltd.	3,000	65,989
	Eizo Corp.	3,600	129,300
	Elan Corp.	4,000	56,766
	Elecom Co., Ltd.	3,300	156,326
	Electric Power Development Co., Ltd.	8,300	135,507
	Elematec Corp.	4,200	39,792
	EM Systems Co., Ltd.	2,800	25,813
	Endo Lighting Corp.	3,700	19,717
	ENEOS Holdings, Inc.	212,150	859,790
	Enigmo, Inc.	4,600	53,894
	en-japan, Inc.	7,000	200,496
	Enomoto Co., Ltd.	600	8,556
	Enplas Corp.	1,900	83,719
	Enshu, Ltd.	1,300	10,906
	EPS Holdings, Inc.	5,100	49,644
	eRex Co., Ltd.	5,300	87,842
	ES-Con Japan, Ltd.	14,300	99,918
*	Escrow Agent Japan, Inc.	5,500	14,998
	Eslead Corp.	2,600	36,855
	ESPEC Corp.	2,500	47,373
	Exedy Corp.	7,300	109,291
	Ezaki Glico Co., Ltd.	4,900	215,297
	Faith, Inc.	1,900	14,428
	FALCO HOLDINGS Co., Ltd.	1,900	30,924
	FAN Communications, Inc.	9,600	37,287
	Fancl Corp.	8,300	304,739
	FANUC Corp.	1,700	443,817
	Fast Retailing Co., Ltd.	2,200	1,890,948
	FCC Co., Ltd.	10,100	162,051
*	FDK Corp.	1,200	16,881
	Feed One Co., Ltd.	7,600	63,433
	Felissimo Corp.	1,000	12,365
	Fenwal Controls of Japan, Ltd.	1,200	15,189
	Ferrotec Holdings Corp.	11,300	181,115
#*	FFRI Security, Inc.	700	14,911
	FIDEA Holdings Co., Ltd.	47,700	48,861
	Financial Products Group Co., Ltd.	17,400	82,816
	FINDEX, Inc.	1,800	19,069
	First Bank of Toyama, Ltd. (The)	13,200	36,330
	First Brothers Co., Ltd.	1,700	15,775
	First Juken Co., Ltd.	2,200	22,236
	First-corp, Inc.	1,400	9,403

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Fixstars Corp.	4,900	$43,661
	FJ Next Co., Ltd.	3,700	35,704
	Forval Corp.	1,100	8,660
	Foster Electric Co., Ltd.	7,000	103,863
	FP Corp.	8,600	344,140
	France Bed Holdings Co., Ltd.	5,400	47,849
	Freebit Co., Ltd.	2,300	21,443
	F-Tech, Inc.	4,000	23,785
	FTGroup Co., Ltd.	1,000	13,072
	Fudo Tetra Corp.	4,390	71,218
	Fuji Co., Ltd.	5,400	101,575
	Fuji Corp.	15,300	399,901
	Fuji Corp.	1,800	35,688
	Fuji Corp., Ltd.	7,000	42,394
	Fuji Die Co., Ltd.	1,600	9,952
	Fuji Electric Co., Ltd.	15,500	617,611
	Fuji Furukawa Engineering & Construction Co., Ltd.	600	13,466
	Fuji Kyuko Co., Ltd.	3,299	159,395
	Fuji Media Holdings, Inc.	8,600	99,828
*	Fuji Oil Co., Ltd.	12,400	25,472
	Fuji Oil Holdings, Inc.	8,600	251,516
	Fuji Seal International, Inc.	10,100	187,550
#	Fuji Soft, Inc.	4,700	242,800
	Fujibo Holdings, Inc.	2,100	80,642
	Fujicco Co., Ltd.	2,400	46,832
	Fujikura Composites, Inc.	4,800	18,076
	Fujikura Kasei Co., Ltd.	5,000	23,567
*	Fujikura, Ltd.	75,600	354,310
	Fujimori Kogyo Co., Ltd.	3,900	173,200
	Fujisash Co., Ltd.	13,200	9,962
	Fujitec Co., Ltd.	6,800	148,359
	Fujitsu General, Ltd.	5,900	146,655
	Fujitsu, Ltd.	10,300	1,571,778
	Fujiya Co., Ltd.	1,000	21,639
	FuKoKu Co., Ltd.	2,600	16,709
	Fukuda Corp.	1,600	77,879
	Fukuda Denshi Co., Ltd.	700	53,794
	Fukui Bank, Ltd. (The)	5,600	100,525
	Fukui Computer Holdings, Inc.	700	25,316
	Fukuoka Financial Group, Inc.	29,228	522,846
	Fukushima Galilei Co., Ltd.	2,000	83,061
	Fukuyama Transporting Co., Ltd.	5,700	222,248
	FULLCAST Holdings Co., Ltd.	4,700	75,172
*	Funai Electric Co., Ltd.	6,100	25,018
	Funai Soken Holdings, Inc.	5,580	123,482
#	Furukawa Battery Co., Ltd. (The)	4,000	58,748
	Furukawa Co., Ltd.	7,400	85,671
	Furukawa Electric Co., Ltd.	18,300	493,443
	Furuno Electric Co., Ltd.	7,300	79,334
	Furusato Industries, Ltd.	2,200	26,647
	Furuya Metal Co., Ltd.	600	37,936
	Furyu Corp.	5,800	62,848
	Fuso Chemical Co., Ltd.	5,800	205,563
	Fuso Pharmaceutical Industries, Ltd.	1,700	42,755
	Futaba Corp.	9,100	83,064
	Futaba Industrial Co., Ltd.	15,900	76,324
	Future Corp.	4,600	77,164
	Fuyo General Lease Co., Ltd.	5,500	381,187
	G-7 Holdings, Inc.	4,200	97,476

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Gakken Holdings Co., Ltd.	3,200	$52,417
	Gakkyusha Co., Ltd.	1,500	19,237
	GCA Corp.	7,600	49,534
	Gecoss Corp.	3,900	35,110
	Genki Sushi Co., Ltd.	700	16,324
	Genky DrugStores Co., Ltd.	2,000	72,466
	Geo Holdings Corp.	9,700	113,828
	Geostr Corp.	5,000	15,155
	Giken, Ltd.	2,900	136,552
	GL Sciences, Inc.	1,400	36,658
	GLOBERIDE, Inc.	3,200	128,036
	Glory, Ltd.	11,400	220,967
	Glosel Co., Ltd.	4,100	19,353
#	GMO Financial Holdings, Inc.	10,400	70,719
	GMO GlobalSign Holdings K.K.	600	54,348
	GMO internet, Inc.	12,100	341,819
	GMO Payment Gateway, Inc.	3,600	512,889
	Godo Steel, Ltd.	3,000	55,090
	Goldcrest Co., Ltd.	5,400	92,974
	Goldwin, Inc.	3,000	180,820
	Grace Technology, Inc.	1,300	74,663
	Grandy House Corp.	3,100	11,946
	Gree, Inc.	27,300	150,141
	GS Yuasa Corp.	18,899	558,314
	GSI Creos Corp.	1,500	26,621
	G-Tekt Corp.	6,700	93,831
	Gun-Ei Chemical Industry Co., Ltd.	1,000	24,396
*	GungHo Online Entertainment, Inc.	10,370	258,528
	Gunma Bank, Ltd. (The)	74,700	230,413
	H.U. Group Holdings, Inc.	14,000	416,277
	H2O Retailing Corp.	24,860	178,603
#	HABA Laboratories, Inc.	500	19,392
	Hachijuni Bank, Ltd. (The)	64,100	204,945
	Hagihara Industries, Inc.	3,400	46,865
	Hagiwara Electric Holdings Co., Ltd.	1,800	45,489
	Hakudo Co., Ltd.	1,900	25,566
	Hakuhodo DY Holdings, Inc.	27,300	395,598
	Hakuto Co., Ltd.	3,600	42,123
	Halows Co., Ltd.	2,300	71,496
	Hamakyorex Co., Ltd.	5,100	149,017
	Hamamatsu Photonics KK	2,400	139,205
	Handsman Co., Ltd.	800	14,478
	Hankyu Hanshin Holdings, Inc.	17,400	562,977
	Hanwa Co., Ltd.	8,700	224,744
	Happinet Corp.	4,100	60,808
	Hard Off Corp. Co., Ltd.	1,400	10,153
	Harima Chemicals Group, Inc.	3,800	33,091
	Haruyama Holdings, Inc.	2,200	14,268
	Haseko Corp.	70,600	832,176
	Hashimoto Sogyo Holdings Co., Ltd.	800	19,601
	Hayashikane Sangyo Co., Ltd.	1,800	10,154
	Hazama Ando Corp.	46,500	322,442
	Heiwa Real Estate Co., Ltd.	6,400	219,004
	Heiwado Co., Ltd.	9,000	186,054
	Hibino Corp.	900	9,651
	Hibiya Engineering, Ltd.	4,400	77,809
	Hiday Hidaka Corp.	2,329	39,129
	Hikari Tsushin, Inc.	1,800	377,487
	HI-LEX Corp.	5,900	83,698

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Himaraya Co., Ltd.	1,200	$11,322
	Hino Motors, Ltd.	32,700	281,847
	Hinokiya Group Co., Ltd.	100	1,933
	Hioki EE Corp.	900	35,273
	Hirakawa Hewtech Corp.	2,600	31,019
	Hirano Tecseed Co., Ltd.	1,800	37,432
	Hirata Corp.	300	23,725
	Hirogin Holdings, Inc.	57,000	331,170
	Hirose Electric Co., Ltd.	1,700	266,914
	Hirose Tusyo, Inc.	900	17,441
	Hiroshima Gas Co., Ltd.	7,500	26,985
*	HIS Co., Ltd.	9,700	166,243
	Hisaka Works, Ltd.	5,000	38,709
	Hisamitsu Pharmaceutical Co., Inc.	1,400	83,854
	Hitachi Capital Corp.	19,700	486,037
	Hitachi Metals, Ltd.	14,700	234,534
	Hitachi Transport System, Ltd.	7,600	223,369
	Hitachi Zosen Corp.	50,700	289,362
	Hito Communications Holdings, Inc.	1,100	19,204
	Hochiki Corp.	3,600	43,387
	Hodogaya Chemical Co., Ltd.	1,400	73,361
	Hokkaido Coca-Cola Bottling Co., Ltd.	900	33,954
	Hokkaido Electric Power Co., Inc.	29,100	123,451
	Hokkaido Gas Co., Ltd.	2,000	29,895
	Hokkan Holdings, Ltd.	2,500	34,166
	Hokko Chemical Industry Co., Ltd.	6,000	66,291
	Hokkoku Bank, Ltd. (The)	5,400	124,481
	Hokuetsu Corp.	34,700	147,654
#	Hokuetsu Industries Co., Ltd.	6,000	59,471
	Hokuhoku Financial Group, Inc.	31,800	280,674
	Hokuriku Electric Industry Co., Ltd.	1,000	8,642
	Hokuriku Electric Power Co.	25,500	166,884
	Hokuriku Electrical Construction Co., Ltd.	2,900	33,456
#	Hokuto Corp.	5,800	119,670
	Honda Motor Co., Ltd.	72,700	1,919,766
	Honda Tsushin Kogyo Co., Ltd.	4,400	19,960
	H-One Co., Ltd.	5,000	35,846
	Honeys Holdings Co., Ltd.	4,450	41,553
	Honshu Chemical Industry Co., Ltd.	1,000	17,379
	Hoosiers Holdings	9,100	57,602
	Horiba, Ltd.	5,600	366,619
	Hoshizaki Corp.	1,500	133,140
	Hosiden Corp.	13,000	118,341
	Hosokawa Micron Corp.	1,800	106,375
	Hotland Co., Ltd.	3,400	39,228
	House Foods Group, Inc.	6,200	229,037
	Howa Machinery, Ltd.	3,900	31,331
	Hoya Corp.	14,600	1,868,126
	Hulic Co., Ltd.	43,169	488,070
	Hyakugo Bank, Ltd. (The)	59,200	165,994
	Hyakujushi Bank, Ltd. (The)	6,400	91,090
#*	I K K, Inc.	2,100	12,273
	Ibiden Co., Ltd.	9,900	459,394
#	IBJ, Inc.	2,700	22,490
	Ichibanya Co., Ltd.	1,700	83,101
	Ichigo, Inc.	74,000	203,753
	Ichiken Co., Ltd.	1,200	21,573
	Ichikoh Industries, Ltd.	11,300	72,793
	Ichimasa Kamaboko Co., Ltd.	1,500	16,923

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Ichinen Holdings Co., Ltd.	5,400	$63,147
	Ichiyoshi Securities Co., Ltd.	10,100	48,480
	Icom, Inc.	1,900	49,574
	ID Holdings Corp.	1,700	20,027
	IDEA Consultants, Inc.	1,200	19,716
	Idec Corp.	6,300	111,224
	Idemitsu Kosan Co., Ltd.	18,805	441,616
	IDOM, Inc.	19,900	116,165
	Ihara Science Corp.	2,000	33,726
	IHI Corp.	40,400	707,494
	Iida Group Holdings Co., Ltd.	12,740	281,038
	Iino Kaiun Kaisha, Ltd.	18,800	72,439
	IJTT Co., Ltd.	7,800	35,884
	Ikegami Tsushinki Co., Ltd.	1,400	11,419
	Imagica Group, Inc.	3,000	10,562
	Imasen Electric Industrial	1,000	6,728
	Inaba Denki Sangyo Co., Ltd.	1,000	23,375
	Inaba Seisakusho Co., Ltd.	2,800	37,850
	Inabata & Co., Ltd.	12,000	168,476
	Ines Corp.	3,800	51,697
	I-Net Corp.	3,730	55,053
	Infocom Corp.	4,800	139,201
	Infomart Corp.	35,400	303,240
	Information Services International-Dentsu, Ltd.	5,200	191,780
	Innotech Corp.	4,100	48,112
	Inpex Corp.	211,900	1,226,593
	Insource Co., Ltd.	5,550	124,634
	Intage Holdings, Inc.	7,700	86,253
#	Inter Action Corp.	1,800	41,398
	Internet Initiative Japan, Inc.	17,000	348,426
	I-O Data Device, Inc.	2,600	25,509
	I-PEX, Inc.	3,800	76,397
	IR Japan Holdings, Ltd.	1,500	250,587
	Iriso Electronics Co., Ltd.	3,700	168,571
	I'rom Group Co., Ltd.	1,200	20,039
	Ise Chemicals Corp.	400	12,361
*	Iseki & Co., Ltd.	6,600	85,290
	Isetan Mitsukoshi Holdings, Ltd.	57,800	355,366
	Ishihara Chemical Co., Ltd.	1,700	33,762
	Ishihara Sangyo Kaisha, Ltd.	8,500	59,723
	Ishizuka Glass Co., Ltd.	1,000	17,202
	Isolite Insulating Products Co., Ltd.	2,800	14,041
	Isuzu Motors, Ltd.	58,000	554,645
	Itfor, Inc.	4,500	40,086
	Ito En, Ltd.	5,000	311,989
	ITOCHU Corp.	59,200	1,695,428
	Itochu Enex Co., Ltd.	13,900	133,583
	Itochu Techno-Solutions Corp.	7,200	253,829
	Itoham Yonekyu Holdings, Inc.	40,700	275,411
	Itoki Corp.	9,400	29,128
*	Itokuro, Inc.	1,000	9,965
	IwaiCosmo Holdings, Inc.	5,600	75,035
	Iwaki & Co., Ltd.	6,000	36,908
	Iwasaki Electric Co., Ltd.	2,000	26,211
	Iwatani Corp.	11,500	709,327
*	Iwatsu Electric Co., Ltd.	2,900	23,166
	Iwatsuka Confectionery Co., Ltd.	900	37,932
	Iyo Bank, Ltd. (The)	54,500	312,804
	Izumi Co., Ltd.	8,900	319,843

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	J Front Retailing Co., Ltd.	42,200	$349,613
#	J Trust Co., Ltd.	17,200	41,986
	JAC Recruitment Co., Ltd.	2,600	46,210
	Jaccs Co., Ltd.	6,700	119,536
	Jafco Group Co., Ltd.	8,000	432,644
	Jalux, Inc.	1,000	13,187
	Jamco Corp.	2,300	14,522
	Janome Sewing Machine Co., Ltd.	7,199	56,237
*	Japan Airlines Co., Ltd.	22,200	396,266
	Japan Airport Terminal Co., Ltd.	1,800	94,696
	Japan Asia Group, Ltd.	7,100	81,614
*	Japan Asia Investment Co., Ltd.	2,700	5,956
*	Japan Asset Marketing Co., Ltd.	10,100	11,189
	Japan Aviation Electronics Industry, Ltd.	15,000	232,812
	Japan Best Rescue System Co., Ltd.	2,300	18,613
#*	Japan Display, Inc.	142,900	63,999
	Japan Electronic Materials Corp.	2,700	51,376
	Japan Elevator Service Holdings Co., Ltd.	3,800	89,445
	Japan Exchange Group, Inc.	43,100	1,006,190
#	Japan Foundation Engineering Co., Ltd.	6,500	29,088
#	Japan Investment Adviser Co., Ltd.	2,100	22,235
	Japan Lifeline Co., Ltd.	10,100	145,725
	Japan Material Co., Ltd.	10,600	147,987
	Japan Oil Transportation Co., Ltd.	700	17,555
	Japan Petroleum Exploration Co., Ltd.	5,500	104,589
#	Japan Property Management Center Co., Ltd.	3,600	40,234
	Japan Pulp & Paper Co., Ltd.	3,100	104,877
	Japan Securities Finance Co., Ltd.	27,400	136,091
	Japan Steel Works, Ltd. (The)	18,200	505,654
	Japan Transcity Corp.	8,700	43,530
	Japan Wool Textile Co., Ltd. (The)	14,300	130,096
	Jastec Co., Ltd.	1,400	15,878
	JBCC Holdings, Inc.	1,700	23,814
	JCR Pharmaceuticals Co., Ltd.	2,800	92,219
	JCU Corp.	8,700	324,059
	Jeol, Ltd.	9,300	380,846
*	JFE Holdings, Inc.	39,400	341,848
	JGC Holdings Corp.	36,000	407,876
*	JIG-SAW, Inc.	300	36,699
	Jimoto Holdings, Inc.	4,650	35,670
	JINS Holdings, Inc.	2,500	162,435
	JK Holdings Co., Ltd.	3,200	24,741
	JM Holdings Co., Ltd.	2,300	44,840
	JMS Co., Ltd.	5,000	44,614
#	Joban Kosan Co., Ltd.	1,900	24,426
	J-Oil Mills, Inc.	2,700	95,294
	Joshin Denki Co., Ltd.	4,600	120,458
	JP-Holdings, Inc.	7,900	21,320
	JSB Co., Ltd.	600	19,514
	JSP Corp.	3,300	53,384
	JTEKT Corp.	55,600	494,047
	Juki Corp.	9,000	54,384
	Juroku Bank, Ltd. (The)	7,700	135,697
	Justsystems Corp.	4,400	319,701
	JVCKenwood Corp.	45,500	75,629
	K&O Energy Group, Inc.	4,700	64,145
	Kadokawa Corp.	4,885	158,658
	Kadoya Sesame Mills, Inc.	400	15,260
	Kaga Electronics Co., Ltd.	4,200	98,080

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kagome Co., Ltd.	6,200	$205,461
	Kajima Corp.	58,400	782,478
	Kakaku.com, Inc.	12,100	350,446
	Kakiyasu Honten Co., Ltd.	2,400	60,574
	Kameda Seika Co., Ltd.	2,100	97,268
	Kamei Corp.	6,100	69,542
	Kamigumi Co., Ltd.	17,900	315,774
	Kanaden Corp.	4,800	55,596
	Kanagawa Chuo Kotsu Co., Ltd.	1,800	66,402
#	Kanamic Network Co., Ltd.	6,700	44,290
	Kanamoto Co., Ltd.	9,800	209,599
	Kandenko Co., Ltd.	25,600	220,665
	Kaneko Seeds Co., Ltd.	2,900	43,915
	Kanematsu Corp.	20,400	256,571
	Kanematsu Electronics, Ltd.	1,800	66,716
	Kansai Electric Power Co., Inc. (The)	27,200	266,679
	Kansai Mirai Financial Group, Inc.	26,523	126,939
	Kansai Paint Co., Ltd.	6,600	194,271
	Kansai Super Market, Ltd.	3,400	36,657
	Kanto Denka Kogyo Co., Ltd.	11,500	91,938
	Kao Corp.	21,500	1,559,970
	Kasai Kogyo Co., Ltd.	7,000	26,091
	Katakura & Co-op Agri Corp.	700	8,302
	Katakura Industries Co., Ltd.	6,600	84,270
	Katitas Co., Ltd.	1,700	50,793
	Kato Works Co., Ltd.	2,500	22,781
	Kawada Technologies, Inc.	700	28,127
	Kawai Musical Instruments Manufacturing Co., Ltd.	1,400	35,609
*	Kawasaki Heavy Industries, Ltd.	40,500	860,652
#*	Kawasaki Kisen Kaisha, Ltd.	14,500	253,827
	KDDI Corp.	158,100	4,646,990
	KeePer Technical Laboratory Co., Ltd.	1,800	34,163
	Keihan Holdings Co., Ltd.	9,700	442,211
	Keihanshin Building Co., Ltd.	4,200	66,530
	Keihin Co., Ltd.	900	11,503
	Keikyu Corp.	15,200	243,808
	Keio Corp.	4,500	329,333
	Keisei Electric Railway Co., Ltd.	6,300	213,909
	Keiyo Bank, Ltd. (The)	28,100	107,514
	Keiyo Co., Ltd.	6,600	46,480
	KEL Corp.	1,000	8,983
	Kenko Mayonnaise Co., Ltd.	2,600	45,929
	Kewpie Corp.	13,000	299,767
	Keyence Corp.	2,000	1,073,762
	KFC Holdings Japan, Ltd.	2,700	72,294
	KFC, Ltd.	800	16,424
	KH Neochem Co., Ltd.	8,400	189,432
	Kimoto Co., Ltd.	4,300	6,897
	Kimura Chemical Plants Co., Ltd.	5,400	28,549
	Kimura Unity Co., Ltd.	1,200	12,582
	Kinden Corp.	19,200	308,519
	King Co., Ltd.	3,600	20,334
#*	Kinki Sharyo Co., Ltd. (The)	1,300	15,340
	Kintetsu Department Store Co., Ltd.	1,800	55,910
	Kintetsu Group Holdings Co., Ltd.	7,500	315,666
	Kintetsu World Express, Inc.	11,300	277,024
	Kissei Pharmaceutical Co., Ltd.	8,000	176,192
	Ki-Star Real Estate Co., Ltd.	3,100	73,241
	Kitagawa Corp.	2,400	30,718

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kita-Nippon Bank, Ltd. (The)	1,700	$30,113
	Kitano Construction Corp.	1,000	23,141
#	Kitanotatsujin Corp.	4,600	25,139
	Kito Corp.	7,900	114,950
	Kitz Corp.	20,200	116,059
	Kiyo Bank, Ltd. (The)	16,100	207,688
*	KLab, Inc.	4,100	35,696
	Koa Corp.	7,100	108,070
	Koatsu Gas Kogyo Co., Ltd.	6,900	49,544
	Kobayashi Pharmaceutical Co., Ltd.	1,400	157,653
	Kobe Bussan Co., Ltd.	16,400	454,278
*	Kobe Electric Railway Co., Ltd.	1,300	45,784
*	Kobe Steel, Ltd.	80,600	374,951
	Kobelco Eco-Solutions Co., Ltd.	1,200	27,343
	Koei Tecmo Holdings Co., Ltd.	800	45,830
	Kohnan Shoji Co., Ltd.	7,700	209,382
	Kohsoku Corp.	2,000	27,997
	Koito Manufacturing Co., Ltd.	12,700	819,398
	Kojima Co., Ltd.	5,800	34,371
	Kokuyo Co., Ltd.	22,000	286,347
	KOMAIHALTEC, Inc.	500	10,179
	Komatsu Matere Co., Ltd.	7,000	65,153
	Komatsu Wall Industry Co., Ltd.	2,000	33,078
	Komatsu, Ltd.	40,500	1,109,679
	KOMEDA Holdings Co., Ltd.	9,900	178,773
	Komehyo Holdings Co., Ltd.	2,300	15,603
	Komeri Co., Ltd.	8,400	223,059
	Komori Corp.	11,900	77,485
	Konaka Co., Ltd.	5,700	16,511
	Konami Holdings Corp.	6,000	367,689
	Kondotec, Inc.	4,900	49,434
	Konica Minolta, Inc.	96,100	416,890
	Konishi Co., Ltd.	6,000	90,726
	Konoike Transport Co., Ltd.	6,500	63,816
	Konoshima Chemical Co., Ltd.	700	8,695
*	Kosaido Co., Ltd.	2,900	23,447
	Kose Corp.	1,100	176,791
#	Koshidaka Holdings Co., Ltd.	13,400	53,625
	Kotobuki Spirits Co., Ltd.	3,400	184,162
*	Kourakuen Holdings Corp.	1,000	16,195
	Krosaki Harima Corp.	1,400	65,014
	KRS Corp.	1,500	22,274
	K's Holdings Corp.	29,800	402,950
	KU Holdings Co., Ltd.	3,800	29,541
	Kubota Corp.	36,700	806,341
	Kumagai Gumi Co., Ltd.	10,000	247,412
	Kumiai Chemical Industry Co., Ltd.	6,410	52,389
	Kunimine Industries Co., Ltd.	2,600	30,530
	Kurabo Industries, Ltd.	3,100	53,349
	Kuraray Co., Ltd.	61,300	656,734
	Kureha Corp.	4,500	278,732
	Kurimoto, Ltd.	2,100	33,131
	Kurita Water Industries, Ltd.	14,600	592,617
	Kuriyama Holdings Corp.	2,000	12,488
	Kushikatsu Tanaka Holdings Co.	400	6,128
	Kusuri no Aoki Holdings Co., Ltd.	1,900	155,570
*	KYB Corp.	5,400	121,174
	Kyocera Corp.	11,300	724,242
	Kyoden Co., Ltd.	6,700	19,574

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kyodo Printing Co., Ltd.	2,100	$71,652
	Kyoei Steel, Ltd.	5,500	70,820
	Kyokuto Boeki Kaisha, Ltd.	1,500	19,484
	Kyokuto Kaihatsu Kogyo Co., Ltd.	7,500	103,073
	Kyokuto Securities Co., Ltd.	5,500	39,709
	Kyokuyo Co., Ltd.	3,000	86,835
	KYORIN Holdings, Inc.	10,100	189,558
	Kyoritsu Maintenance Co., Ltd.	1,780	57,638
	Kyoritsu Printing Co., Ltd.	7,400	8,629
	Kyosan Electric Manufacturing Co., Ltd.	10,000	38,964
	Kyowa Electronic Instruments Co., Ltd.	5,000	18,303
	Kyowa Exeo Corp.	11,919	311,215
	Kyowa Kirin Co., Ltd.	1,500	44,462
	Kyowa Leather Cloth Co., Ltd.	3,800	22,947
	Kyudenko Corp.	6,800	206,653
	Kyushu Electric Power Co., Inc.	19,300	179,049
	Kyushu Financial Group, Inc.	80,150	320,550
	Kyushu Leasing Service Co., Ltd.	2,100	12,266
	LAC Co., Ltd.	1,800	17,753
#	Lacto Japan Co., Ltd.	1,200	30,081
*	LAND Co., Ltd.	128,800	11,177
	Lasertec Corp.	11,600	1,553,796
	Lawson, Inc.	5,500	267,123
	LEC, Inc.	5,400	69,190
	Life Corp.	5,200	163,762
	LIFULL Co., Ltd.	13,600	52,581
	Like Co., Ltd.	1,100	21,873
	Linical Co., Ltd.	2,200	15,797
	Link And Motivation, Inc.	4,700	25,630
	Lintec Corp.	9,000	203,855
	Lion Corp.	8,600	196,561
*	Litalico, Inc.	2,100	73,035
	Lixil Corp.	27,200	634,312
	Lonseal Corp.	800	11,220
	Look Holdings, Inc.	2,000	17,077
*	M&A Capital Partners Co., Ltd.	2,400	117,775
	M3, Inc.	22,500	1,893,930
	Mabuchi Motor Co., Ltd.	6,100	251,545
	Macnica Fuji Electronics Holdings, Inc.	12,550	263,000
	Macromill, Inc.	11,800	85,001
	Maeda Corp.	37,000	302,960
	Maeda Kosen Co., Ltd.	4,200	106,929
	Maeda Road Construction Co., Ltd.	8,000	135,099
	Maezawa Kasei Industries Co., Ltd.	3,600	32,686
	Maezawa Kyuso Industries Co., Ltd.	2,100	44,045
	Makino Milling Machine Co., Ltd.	6,200	249,855
	Makita Corp.	3,800	181,335
	Mamiya-Op Co., Ltd.	1,100	7,598
	Mani, Inc.	4,400	116,602
	MarkLines Co., Ltd.	2,700	63,717
	Marubeni Corp.	136,000	903,626
	Marubun Corp.	3,300	16,988
	Marudai Food Co., Ltd.	5,000	81,010
	Marufuji Sheet Piling Co., Ltd.	400	7,587
	Maruha Nichiro Corp.	10,800	242,997
	Marui Group Co., Ltd.	10,700	191,756
	Maruichi Steel Tube, Ltd.	7,800	168,402
	Maruka Corp.	1,700	31,168
	Marumae Co., Ltd.	1,200	14,189

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Marusan Securities Co., Ltd.	16,100	$79,498
	Maruwa Co., Ltd.	2,700	282,561
	Maruwa Unyu Kikan Co., Ltd.	5,600	119,329
	Maruyama Manufacturing Co., Inc.	600	8,858
	Maruzen CHI Holdings Co., Ltd.	3,900	13,785
	Maruzen Co., Ltd.	1,000	17,218
	Maruzen Showa Unyu Co., Ltd.	3,100	99,508
	Marvelous, Inc.	3,500	32,067
	Matsuda Sangyo Co., Ltd.	3,100	53,129
#	Matsui Construction Co., Ltd.	6,000	40,533
	Matsumotokiyoshi Holdings Co., Ltd.	8,500	337,111
	Matsuyafoods Holdings Co., Ltd.	1,800	60,297
	Max Co., Ltd.	3,500	50,949
*	Maxell Holdings, Ltd.	10,500	137,955
	Maxvalu Tokai Co., Ltd.	1,800	46,225
	Mazda Motor Corp.	76,406	544,704
	McDonald's Holdings Co. Japan, Ltd.	3,900	190,182
	MCJ Co., Ltd.	23,800	228,005
	Mebuki Financial Group, Inc.	152,650	295,544
	MEC Co., Ltd.	2,200	46,829
	Media Do Co., Ltd.	1,800	106,264
	Medical Data Vision Co., Ltd.	6,200	154,727
	Medical System Network Co., Ltd.	7,000	37,474
	Medipal Holdings Corp.	11,300	231,365
#	Medius Holdings Co., Ltd.	1,500	11,335
	Megachips Corp.	3,500	103,795
	Megmilk Snow Brand Co., Ltd.	11,300	243,791
	Meidensha Corp.	11,700	271,839
	Meiji Electric Industries Co., Ltd.	1,500	20,917
	Meiji Shipping Co., Ltd.	2,700	9,884
	Meiko Electronics Co., Ltd.	7,500	132,760
	Meiko Network Japan Co., Ltd.	3,300	18,741
	Meisei Industrial Co., Ltd.	10,800	80,670
	Meitec Corp.	4,400	230,610
	Meito Sangyo Co., Ltd.	2,500	33,504
#	Meiwa Corp.	6,500	27,677
	Meiwa Estate Co., Ltd.	2,100	12,116
	Menicon Co., Ltd.	5,200	312,953
	Mercuria Investment Co., Ltd.	1,500	10,278
	Mesco, Inc.	600	5,725
	METAWATER Co., Ltd.	1,800	40,707
	Michinoku Bank, Ltd. (The)	4,799	46,298
	Mie Kotsu Group Holdings, Inc.	12,100	54,806
	Mikuni Corp.	7,000	18,137
	Milbon Co., Ltd.	3,080	201,469
*	Mimaki Engineering Co., Ltd.	5,500	25,023
	Mimasu Semiconductor Industry Co., Ltd.	4,500	114,968
	Minebea Mitsumi, Inc.	35,490	787,647
	Ministop Co., Ltd.	3,800	51,597
	Miraial Co., Ltd.	1,700	17,722
	Mirait Holdings Corp.	20,210	322,127
	Miroku Jyoho Service Co., Ltd.	2,600	53,774
	MISUMI Group, Inc.	11,100	361,415
	Mitani Corp.	2,000	129,887
	Mitani Sangyo Co., Ltd.	7,800	31,558
	Mitani Sekisan Co., Ltd.	1,600	71,722
	Mito Securities Co., Ltd.	16,800	39,772
*	Mitsuba Corp.	9,300	37,463
	Mitsubishi Corp.	45,900	1,162,744

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Mitsubishi Electric Corp.	66,300	$1,011,393
	Mitsubishi Estate Co., Ltd.	25,500	403,409
	Mitsubishi Gas Chemical Co., Inc.	20,800	475,924
	Mitsubishi Heavy Industries, Ltd.	43,800	1,258,080
#	Mitsubishi Kakoki Kaisha, Ltd.	1,800	52,580
	Mitsubishi Logisnext Co., Ltd.	8,300	92,923
	Mitsubishi Logistics Corp.	9,500	264,538
	Mitsubishi Materials Corp.	18,400	390,957
*	Mitsubishi Motors Corp.	97,800	222,353
	Mitsubishi Paper Mills, Ltd.	6,500	20,941
	Mitsubishi Pencil Co., Ltd.	1,300	16,510
	Mitsubishi Research Institute, Inc.	1,300	52,322
*	Mitsubishi Steel Manufacturing Co., Ltd.	2,900	17,028
	Mitsubishi UFJ Financial Group, Inc.	440,300	1,988,297
	Mitsubishi UFJ Lease & Finance Co., Ltd.	98,600	482,468
	Mitsuboshi Belting, Ltd.	6,400	100,810
	Mitsui Chemicals, Inc.	26,366	755,522
*	Mitsui E&S Holdings Co., Ltd.	14,100	54,370
	Mitsui Fudosan Co., Ltd.	35,500	720,566
	Mitsui High-Tec, Inc.	3,800	148,925
	Mitsui Matsushima Holdings Co., Ltd.	1,100	8,073
	Mitsui Mining & Smelting Co., Ltd.	18,600	647,764
	Mitsui OSK Lines, Ltd.	22,900	621,699
	Mitsui Sugar Co., Ltd.	4,500	79,865
	Mitsui-Soko Holdings Co., Ltd.	7,300	156,019
	Mitsuuroko Group Holdings Co., Ltd.	8,300	107,314
	Miura Co., Ltd.	1,700	96,792
	Mixi, Inc.	11,300	264,925
	Miyaji Engineering Group, Inc.	1,500	35,297
	Miyazaki Bank, Ltd. (The)	3,700	75,598
	Miyoshi Oil & Fat Co., Ltd.	2,400	26,773
	Mizuho Financial Group, Inc.	85,980	1,133,415
	Mizuho Leasing Co., Ltd.	7,900	245,696
	Mizuho Medy Co., Ltd.	1,800	25,384
	Mizuno Corp.	5,500	109,399
*	Mobile Factory, Inc.	1,400	13,656
	Modec, Inc.	7,000	130,674
#	Molitec Steel Co., Ltd.	2,000	7,934
	Monex Group, Inc.	45,600	235,492
	Monogatari Corp. (The)	1,300	144,018
	MonotaRO Co., Ltd.	11,400	571,237
	MORESCO Corp.	1,700	18,428
	Mori-Gumi Co., Ltd.	1,900	5,348
	Morinaga & Co., Ltd.	5,600	222,788
	Morinaga Milk Industry Co., Ltd.	11,000	547,316
	Morita Holdings Corp.	5,300	84,955
	Morito Co., Ltd.	5,100	29,284
#	Morozoff, Ltd.	500	27,181
	Mory Industries, Inc.	1,200	25,869
#	MrMax Holdings, Ltd.	8,700	61,244
	MS&AD Insurance Group Holdings, Inc.	16,800	483,359
	MTI, Ltd.	4,700	36,116
	Mugen Estate Co., Ltd.	2,600	11,213
	Murakami Corp.	1,000	24,451
	Murata Manufacturing Co., Ltd.	21,400	2,055,428
	Musashi Seimitsu Industry Co., Ltd.	15,600	220,824
	Musashino Bank, Ltd. (The)	7,800	112,059
	Mutoh Holdings Co., Ltd.	200	2,966
	N Field Co., Ltd.	1,600	13,347

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nabtesco Corp.	15,600	$699,785
#	NAC Co., Ltd.	2,700	23,439
	Nachi-Fujikoshi Corp.	4,500	180,162
	Nadex Co., Ltd.	1,100	7,425
	Nafco Co., Ltd.	2,900	54,557
	Nagano Bank, Ltd. (The)	1,800	21,344
	Nagano Keiki Co., Ltd.	4,100	36,855
	Nagase & Co., Ltd.	24,600	352,778
	Nagatanien Holdings Co., Ltd.	2,200	48,962
	Nagawa Co., Ltd.	900	99,502
#	Nagoya Railroad Co., Ltd.	8,300	211,399
	Nakabayashi Co., Ltd.	4,900	28,852
	Nakamoto Packs Co., Ltd.	400	6,519
	Nakamuraya Co., Ltd.	900	33,144
	Nakanishi, Inc.	5,300	101,310
	Nakano Corp.	4,900	18,355
	Nakayama Steel Works, Ltd.	5,100	17,590
	Nakayamafuku Co., Ltd.	1,900	10,310
	Nakayo, Inc.	1,100	15,210
	Namura Shipbuilding Co., Ltd.	12,900	20,701
	Nankai Electric Railway Co., Ltd.	8,300	201,633
	Nanto Bank, Ltd. (The)	7,800	124,720
	Narasaki Sangyo Co., Ltd.	1,000	21,176
	Natori Co., Ltd.	800	14,673
	NEC Capital Solutions, Ltd.	2,400	43,589
	NEC Corp.	19,700	1,071,853
	NEC Networks & System Integration Corp.	7,500	132,802
	NET One Systems Co., Ltd.	9,800	326,950
	Neturen Co., Ltd.	8,500	39,088
#	New Japan Chemical Co., Ltd.	5,200	12,561
	Nexon Co., Ltd.	6,700	203,301
	Nextage Co., Ltd.	7,600	107,178
	NGK Insulators, Ltd.	24,300	425,552
	NGK Spark Plug Co., Ltd.	23,800	443,965
	NH Foods, Ltd.	5,600	239,978
	NHK Spring Co., Ltd.	53,200	363,920
	Nicca Chemical Co., Ltd.	1,900	15,579
*	Nice Corp.	1,400	19,841
	Nichia Steel Works, Ltd.	6,500	18,249
	Nichias Corp.	17,700	404,291
	Nichiban Co., Ltd.	2,800	44,586
	Nichicon Corp.	13,300	180,750
	Nichiden Corp.	2,000	41,166
	Nichiha Corp.	7,200	215,746
	Nichirei Corp.	16,100	466,498
	Nichireki Co., Ltd.	5,800	81,225
	Nichirin Co., Ltd.	2,810	39,922
	Nidec Corp.	5,800	771,854
	Nifco, Inc.	16,200	566,324
	Nihon Chouzai Co., Ltd.	5,600	80,219
*	Nihon Dempa Kogyo Co., Ltd.	2,000	14,191
	Nihon Dengi Co., Ltd.	600	22,783
	Nihon Denkei Co., Ltd.	900	10,953
	Nihon House Holdings Co., Ltd.	11,100	32,900
	Nihon Kagaku Sangyo Co., Ltd.	2,900	35,873
	Nihon Kohden Corp.	2,900	86,414
	Nihon M&A Center, Inc.	15,500	897,587
	Nihon Nohyaku Co., Ltd.	9,800	44,665
	Nihon Parkerizing Co., Ltd.	5,000	48,546

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nihon Plast Co., Ltd.	3,800	$18,371
	Nihon Tokushu Toryo Co., Ltd.	2,700	26,831
	Nihon Unisys, Ltd.	16,300	618,550
#	Nihon Yamamura Glass Co., Ltd.	1,600	13,159
	Nikkato Corp.	1,400	10,644
	Nikkiso Co., Ltd.	16,700	160,434
	Nikko Co., Ltd.	8,000	54,308
	Nikkon Holdings Co., Ltd.	14,900	300,687
	Nikon Corp.	47,800	380,938
	Nintendo Co., Ltd.	3,400	1,957,160
	Nippi, Inc.	400	14,534
	Nippn Corp.	13,100	206,239
	Nippo Corp.	10,000	249,186
	Nippon Beet Sugar Manufacturing Co., Ltd.	3,000	46,422
	Nippon Carbide Industries Co., Inc.	1,700	20,546
	Nippon Carbon Co., Ltd.	4,200	162,844
	Nippon Ceramic Co., Ltd.	3,000	77,736
	Nippon Chemical Industrial Co., Ltd.	1,799	51,488
*	Nippon Chemi-Con Corp.	3,900	71,896
	Nippon Chemiphar Co., Ltd.	500	10,654
	Nippon Coke & Engineering Co., Ltd.	51,300	46,942
	Nippon Commercial Development Co., Ltd.	3,100	50,444
	Nippon Concept Corp.	2,200	31,873
	Nippon Concrete Industries Co., Ltd.	13,200	38,671
	Nippon Denko Co., Ltd.	27,900	71,914
	Nippon Densetsu Kogyo Co., Ltd.	9,600	179,115
	Nippon Dry-Chemical Co., Ltd.	900	12,542
	Nippon Electric Glass Co., Ltd.	16,400	360,303
	Nippon Express Co., Ltd.	14,900	1,012,329
	Nippon Felt Co., Ltd.	2,300	9,547
	Nippon Filcon Co., Ltd.	1,500	7,193
#	Nippon Fine Chemical Co., Ltd.	2,700	35,269
	Nippon Gas Co., Ltd.	11,600	559,690
	Nippon Hume Corp.	6,600	47,855
	Nippon Kodoshi Corp.	1,600	37,068
	Nippon Koei Co., Ltd.	3,800	97,876
	Nippon Light Metal Holdings Co., Ltd.	17,550	316,872
	Nippon Paint Holdings Co., Ltd.	2,200	197,835
	Nippon Paper Industries Co., Ltd.	33,400	407,817
	Nippon Parking Development Co., Ltd., Class C	28,800	38,772
	Nippon Pillar Packing Co., Ltd.	5,000	79,630
	Nippon Piston Ring Co., Ltd.	2,300	20,728
	Nippon Road Co., Ltd. (The)	2,000	138,401
	Nippon Seiki Co., Ltd.	13,400	164,267
	Nippon Seisen Co., Ltd.	1,000	36,055
*	Nippon Sharyo, Ltd.	2,200	51,888
*	Nippon Sheet Glass Co., Ltd.	7,900	35,244
	Nippon Shinyaku Co., Ltd.	900	66,257
	Nippon Shokubai Co., Ltd.	2,900	162,424
	Nippon Signal Co., Ltd.	11,500	102,415
	Nippon Soda Co., Ltd.	6,500	186,175
*	Nippon Steel Corp.	65,998	762,383
	Nippon Steel Trading Corp.	4,100	140,652
	Nippon Suisan Kaisha, Ltd.	89,000	371,634
	Nippon Systemware Co., Ltd.	1,300	25,899
	Nippon Telegraph & Telephone Corp.	31,800	794,803
	Nippon Thompson Co., Ltd.	14,800	67,686
	Nippon Yakin Kogyo Co., Ltd.	4,660	77,379
	Nippon Yusen K.K.	36,400	838,426

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nishikawa Rubber Co., Ltd.	1,200	$16,730
	Nishimatsu Construction Co., Ltd.	11,300	261,853
#	Nishimatsuya Chain Co., Ltd.	11,300	152,031
	Nishimoto Co., Ltd.	700	17,704
	Nishi-Nippon Financial Holdings, Inc.	33,700	202,597
	Nishi-Nippon Railroad Co., Ltd.	7,600	207,324
	Nishio Rent All Co., Ltd.	5,600	116,698
*	Nissan Motor Co., Ltd.	149,100	768,716
	Nissan Shatai Co., Ltd.	17,700	138,851
	Nissan Tokyo Sales Holdings Co., Ltd.	4,900	12,142
	Nissei ASB Machine Co., Ltd.	1,900	104,414
	Nissei Plastic Industrial Co., Ltd.	4,600	38,514
	Nissha Co., Ltd.	11,400	146,841
	Nisshin Group Holdings Co., Ltd.	9,400	37,065
	Nisshin Oillio Group, Ltd. (The)	6,200	180,569
	Nisshin Seifun Group, Inc.	11,540	194,241
	Nisshinbo Holdings, Inc.	40,311	299,833
	Nissin Corp.	3,500	41,678
	Nissin Electric Co., Ltd.	12,400	163,064
	Nissin Foods Holdings Co., Ltd.	1,000	86,434
	Nissin Sugar Co., Ltd.	3,100	55,087
	Nissui Pharmaceutical Co., Ltd.	2,600	24,712
	Nitori Holdings Co., Ltd.	2,100	416,772
	Nitta Corp.	5,800	122,038
	Nitta Gelatin, Inc.	3,200	20,374
	Nittan Valve Co., Ltd.	4,000	8,287
	Nittetsu Mining Co., Ltd.	1,700	89,634
	Nitto Denko Corp.	14,100	1,278,059
	Nitto Fuji Flour Milling Co., Ltd.	300	19,220
	Nitto Kogyo Corp.	7,300	142,432
	Nitto Kohki Co., Ltd.	3,400	55,204
	Nitto Seiko Co., Ltd.	6,900	29,652
	Nittoc Construction Co., Ltd.	6,700	48,941
	NJS Co., Ltd.	1,500	28,289
	Noda Corp.	2,000	13,037
	Noevir Holdings Co., Ltd.	3,100	136,368
	NOF Corp.	6,500	312,354
	Nojima Corp.	9,100	232,398
	NOK Corp.	16,700	217,916
	Nomura Co., Ltd.	20,300	147,222
	Nomura Holdings, Inc.	116,500	616,407
	Nomura Real Estate Holdings, Inc.	25,800	576,266
	Nomura Research Institute, Ltd.	10,989	370,158
	Noritake Co., Ltd.	2,700	83,829
	Noritsu Koki Co., Ltd.	3,600	72,501
	Noritz Corp.	8,000	114,732
	North Pacific Bank, Ltd.	80,000	161,940
	Nozawa Corp.	2,000	12,965
	NS Solutions Corp.	6,700	215,237
	NS Tool Co., Ltd.	2,700	68,734
	NS United Kaiun Kaisha, Ltd.	3,000	40,595
	NSD Co., Ltd.	8,600	164,622
	NSK, Ltd.	37,900	343,629
*	NTN Corp.	151,000	398,841
	NTT Data Corp.	38,700	555,776
	Oat Agrio Co., Ltd.	600	7,350
	Obara Group, Inc.	1,900	73,128
	Obayashi Corp.	121,400	1,016,871
	Obic Co., Ltd.	900	168,393

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Odakyu Electric Railway Co., Ltd.	12,399	$360,408
	Ogaki Kyoritsu Bank, Ltd. (The)	9,300	175,878
	Ohara, Inc.	1,700	28,679
	Ohashi Technica, Inc.	3,300	42,079
	Ohsho Food Service Corp.	2,100	117,254
	Oiles Corp.	6,940	108,173
	Oita Bank, Ltd. (The)	3,900	74,996
	Oji Holdings Corp.	127,400	770,202
	Okabe Co., Ltd.	12,300	90,934
	Okada Aiyon Corp.	800	8,617
	Okamoto Machine Tool Works, Ltd.	1,100	29,678
	Okamura Corp.	17,000	149,196
	Okasan Securities Group, Inc.	38,600	138,902
	Oki Electric Industry Co., Ltd.	28,100	293,555
	Okinawa Cellular Telephone Co.	3,200	142,881
	Okinawa Electric Power Co., Inc. (The)	7,552	101,703
	OKUMA Corp.	5,500	330,214
	Okumura Corp.	6,500	162,007
	Okura Industrial Co., Ltd.	2,600	46,132
	Okuwa Co., Ltd.	5,900	71,343
	Omron Corp.	3,700	327,807
	Ono Pharmaceutical Co., Ltd.	4,000	119,396
	ONO Sokki Co., Ltd.	3,200	16,350
	Onoken Co., Ltd.	4,000	46,287
	Onward Holdings Co., Ltd.	29,800	69,693
*	Open Door, Inc.	1,200	20,060
	Open House Co., Ltd.	12,800	515,239
	Optex Group Co., Ltd.	4,300	79,377
	Oracle Corp.	2,100	247,418
	Organo Corp.	1,800	119,606
	Orient Corp.	83,000	94,407
	Oriental Land Co., Ltd.	1,200	187,814
	Origin Co., Ltd.	1,400	18,012
	ORIX Corp.	79,700	1,278,857
	Oro Co., Ltd.	1,000	35,723
	Osaka Gas Co., Ltd.	12,000	221,912
#	Osaka Organic Chemical Industry, Ltd.	1,600	55,013
	Osaka Soda Co., Ltd.	2,300	55,739
	Osaka Steel Co., Ltd.	3,600	41,352
	OSAKA Titanium Technologies Co., Ltd.	3,400	26,011
	Osaki Electric Co., Ltd.	11,100	61,314
	OSG Corp.	18,400	331,391
	OSJB Holdings Corp.	31,900	79,464
	Otsuka Corp.	7,500	377,632
	Otsuka Holdings Co., Ltd.	10,200	435,554
	OUG Holdings, Inc.	1,000	26,977
	Outsourcing, Inc.	28,700	359,770
	Oyo Corp.	5,800	70,160
	Pacific Industrial Co., Ltd.	12,700	133,193
	Pacific Metals Co., Ltd.	4,000	82,442
	Pack Corp. (The)	2,800	68,123
	PAL GROUP Holdings Co., Ltd.	3,600	51,822
	PALTAC Corp.	3,200	166,285
	Pan Pacific International Holdings Corp.	28,000	628,763
	Panasonic Corp.	190,600	2,474,413
	PAPYLESS Co., Ltd.	700	14,652
	Paraca, Inc.	1,500	22,922
	Paramount Bed Holdings Co., Ltd.	3,800	166,423
	Paris Miki Holdings, Inc.	8,700	25,213

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
*	Park24 Co., Ltd.	22,000	$417,854
	Parker Corp.	3,000	13,535
	Pasona Group, Inc.	6,100	109,601
#	PC Depot Corp.	7,800	41,018
	Pegasus Sewing Machine Manufacturing Co., Ltd.	5,300	17,814
	Penta-Ocean Construction Co., Ltd.	92,000	753,776
*	PeptiDream, Inc.	3,100	180,978
	Persol Holdings Co., Ltd.	21,300	399,496
	Pickles Corp.	700	24,411
	Pigeon Corp.	9,900	445,450
	Pilot Corp.	5,500	158,166
	Piolax, Inc.	7,100	103,333
	Pola Orbis Holdings, Inc.	3,600	72,069
	Poletowin Pitcrew Holdings, Inc.	8,400	93,168
	Press Kogyo Co., Ltd.	23,000	67,424
#	Pressance Corp.	4,600	64,740
	Prestige International, Inc.	11,600	102,198
	Prima Meat Packers, Ltd.	8,599	268,510
	Pronexus, Inc.	1,800	18,167
	Prospect Co., Ltd.	125,000	38,045
	Proto Corp.	4,300	42,248
	PS Mitsubishi Construction Co., Ltd.	8,000	46,084
	Punch Industry Co., Ltd.	4,300	16,899
	Qol Holdings Co., Ltd.	8,200	89,872
	Quick Co., Ltd.	1,500	16,382
#	Raccoon Holdings, Inc.	4,100	75,226
	Raito Kogyo Co., Ltd.	8,000	130,470
	Raiznext Corp.	5,900	65,199
#	Rakus Co., Ltd.	8,400	152,158
*	Rakuten, Inc.	9,700	95,474
	Rasa Corp.	1,700	14,545
	Rasa Industries, Ltd.	2,100	47,066
	Raysum Co., Ltd.	5,400	47,046
	Recruit Holdings Co., Ltd.	44,400	1,931,284
	Relo Group, Inc.	10,300	256,270
	Renaissance, Inc.	2,600	23,243
*	Renesas Electronics Corp.	163,900	1,870,335
	Rengo Co., Ltd.	61,700	513,173
*	RENOVA, Inc.	4,400	156,159
	Resona Holdings, Inc.	178,300	618,945
	Resorttrust, Inc.	20,400	288,809
	Restar Holdings Corp.	3,000	59,887
	Retail Partners Co., Ltd.	4,600	58,003
	Rheon Automatic Machinery Co., Ltd.	3,400	37,468
	Riberesute Corp.	1,300	9,030
	Ricoh Co., Ltd.	50,500	382,888
	Ricoh Leasing Co., Ltd.	3,900	114,895
	Ride On Express Holdings Co., Ltd.	1,500	30,403
#*	Right On Co., Ltd.	4,200	24,628
	Riken Corp.	2,100	41,371
	Riken Keiki Co., Ltd.	2,100	60,100
	Riken Technos Corp.	12,300	53,338
	Riken Vitamin Co., Ltd.	3,400	44,435
	Rinnai Corp.	1,600	167,117
	Rion Co., Ltd.	1,800	55,351
	Riso Kagaku Corp.	3,500	46,273
	Riso Kyoiku Co., Ltd.	18,500	56,287
	Rix Corp.	800	12,168
	Rock Field Co., Ltd.	2,800	41,154

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Rohm Co., Ltd.	4,700	$476,876
	Rohto Pharmaceutical Co., Ltd.	7,900	231,391
	Rokko Butter Co., Ltd.	1,900	33,208
	Roland DG Corp.	3,900	64,148
	Rorze Corp.	2,300	170,112
	Round One Corp.	21,400	186,409
*	Royal Holdings Co., Ltd.	5,700	101,059
#*	Rozetta Corp.	900	17,043
	RS Technologies Co., Ltd.	900	53,329
*	Ryobi, Ltd.	6,600	75,586
	Ryoden Corp.	3,500	53,891
	Ryohin Keikaku Co., Ltd.	53,000	1,267,273
	Ryosan Co., Ltd.	5,400	120,003
	S Foods, Inc.	3,900	129,680
	S LINE Co., Ltd.	1,300	11,009
	Sac's Bar Holdings, Inc.	4,300	22,879
	Saibu Gas Co., Ltd.	5,500	151,494
	Saison Information Systems Co., Ltd.	800	17,117
	Sakai Chemical Industry Co., Ltd.	3,500	68,144
	Sakai Heavy Industries, Ltd.	500	10,239
	Sakai Moving Service Co., Ltd.	2,300	106,871
	Sakai Ovex Co., Ltd.	1,500	31,306
	Sakata INX Corp.	11,900	120,305
	Sakura Internet, Inc.	2,600	17,756
	Sala Corp.	16,500	89,772
	SAMTY Co., Ltd.	9,600	148,188
	San Holdings, Inc.	2,600	28,883
	San ju San Financial Group, Inc.	6,050	72,302
	San-A Co., Ltd.	3,400	131,906
	San-Ai Oil Co., Ltd.	13,200	135,702
#*	Sanden Holdings Corp.	5,500	21,018
	Sanei Architecture Planning Co., Ltd.	2,700	45,163
	Sangetsu Corp.	1,400	20,907
	San-In Godo Bank, Ltd. (The)	39,100	177,060
*	Sanix, Inc.	7,600	23,531
	Sanken Electric Co., Ltd.	7,700	317,233
	Sanki Engineering Co., Ltd.	11,700	139,035
	Sanko Gosei, Ltd.	4,500	18,216
	Sanko Metal Industrial Co., Ltd.	800	21,060
	Sankyo Frontier Co., Ltd.	1,100	41,003
	Sankyo Seiko Co., Ltd.	8,500	37,565
	Sankyo Tateyama, Inc.	6,600	50,620
	Sankyu, Inc.	9,500	357,690
	Sanoh Industrial Co., Ltd.	8,500	70,857
	Sansei Landic Co., Ltd.	2,000	13,932
	Sansei Technologies, Inc.	2,400	13,879
	Sanshin Electronics Co., Ltd.	2,600	45,864
	Santen Pharmaceutical Co., Ltd.	8,600	142,234
	Sanwa Holdings Corp.	41,500	473,127
	Sanyei Corp.	500	9,910
	Sanyo Chemical Industries, Ltd.	3,100	155,396
	Sanyo Denki Co., Ltd.	2,200	131,901
	Sanyo Electric Railway Co., Ltd.	3,200	61,531
	Sanyo Engineering & Construction, Inc.	2,300	17,110
	Sanyo Shokai, Ltd.	3,599	21,373
*	Sanyo Special Steel Co., Ltd.	6,500	90,763
	Sanyo Trading Co., Ltd.	4,800	44,617
	Sata Construction Co., Ltd.	3,000	12,608
	Sato Holdings Corp.	6,600	137,790

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sato Shoji Corp.	3,600	$31,380
#	Satori Electric Co., Ltd.	3,200	23,027
#	Sawada Holdings Co., Ltd.	4,600	40,808
	Sawai Pharmaceutical Co., Ltd.	7,500	342,848
*	Saxa Holdings, Inc.	1,300	17,613
	SB Technology Corp.	1,200	35,260
	SBI Holdings, Inc.	28,800	718,969
	SBS Holdings, Inc.	6,000	137,692
	Scala, Inc.	4,600	35,365
	SCREEN Holdings Co., Ltd.	5,300	408,780
#	Scroll Corp.	9,300	73,200
	SCSK Corp.	5,700	317,021
#	SEC Carbon, Ltd.	500	32,649
	Secom Joshinetsu Co., Ltd.	420	15,159
#	Seed Co., Ltd.	3,600	20,743
	Seibu Electric & Machinery Co., Ltd.	1,200	14,426
	Seibu Holdings, Inc.	35,000	321,415
	Seika Corp.	2,100	27,041
	Seikagaku Corp.	8,300	81,263
	Seikitokyu Kogyo Co., Ltd.	9,100	69,893
	Seiko Epson Corp.	55,500	945,437
	Seiko Holdings Corp.	7,499	100,792
	Seiko PMC Corp.	3,600	25,696
	Seino Holdings Co., Ltd.	24,100	312,210
	Seiren Co., Ltd.	9,300	140,873
	Sekisui Chemical Co., Ltd.	50,600	912,631
	Sekisui House, Ltd.	31,200	602,798
	Sekisui Jushi Corp.	2,800	54,069
	Sekisui Kasei Co., Ltd.	7,400	37,695
	Senko Group Holdings Co., Ltd.	36,100	335,442
	Senshu Electric Co., Ltd.	2,500	73,762
	Senshu Ikeda Holdings, Inc.	61,400	87,330
#*	Senshukai Co., Ltd.	8,300	24,929
	Seria Co., Ltd.	7,900	275,086
	Seven & I Holdings Co., Ltd.	74,100	2,829,732
	Seven Bank, Ltd.	132,600	292,125
	SG Holdings Co., Ltd.	6,000	153,796
	Sharp Corp.	22,000	456,982
	Shibaura Electronics Co., Ltd.	2,300	67,138
	Shibaura Machine Co., Ltd.	4,900	117,691
	Shibaura Mechatronics Corp.	1,200	61,048
	Shibusawa Warehouse Co., Ltd. (The)	2,600	53,262
#	Shibuya Corp.	3,900	128,615
*	Shidax Corp.	6,100	14,792
*	SHIFT, Inc.	900	110,559
	Shiga Bank, Ltd. (The)	9,500	173,754
#	Shikibo, Ltd.	2,900	27,774
	Shikoku Bank, Ltd. (The)	9,300	58,940
	Shikoku Chemicals Corp.	11,400	130,208
	Shikoku Electric Power Co., Inc.	14,900	101,469
	Shima Seiki Manufacturing, Ltd.	7,600	149,847
	Shimamura Co., Ltd.	3,700	410,917
	Shimano, Inc.	900	211,025
	Shimizu Bank, Ltd. (The)	3,400	54,291
	Shimizu Corp.	69,100	486,759
	Shimojima Co., Ltd.	2,400	31,032
	Shin Nippon Air Technologies Co., Ltd.	1,700	34,264
	Shin Nippon Biomedical Laboratories, Ltd.	5,300	35,729
	Shinagawa Refractories Co., Ltd.	1,600	40,814

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Shindengen Electric Manufacturing Co., Ltd.	2,200	$56,424
	Shin-Etsu Chemical Co., Ltd.	11,300	1,967,089
	Shin-Etsu Polymer Co., Ltd.	10,400	96,792
	Shin-Keisei Electric Railway Co., Ltd.	700	14,848
	Shinki Bus Co., Ltd.	600	17,079
	Shinko Electric Industries Co., Ltd.	13,700	344,387
	Shinko Shoji Co., Ltd.	9,800	71,699
	Shinmaywa Industries, Ltd.	12,000	104,081
	Shinnihon Corp.	8,500	67,972
	Shinoken Group Co., Ltd.	7,200	79,346
	Shinsei Bank, Ltd.	23,900	292,967
	Shinsho Corp.	1,400	23,731
	Shinwa Co., Ltd.	2,300	45,963
	Ship Healthcare Holdings, Inc.	7,500	431,523
	Shiseido Co., Ltd.	15,500	1,006,252
	Shizuki Electric Co., Inc.	3,200	17,784
	Shizuoka Bank, Ltd. (The)	45,900	333,668
	Shizuoka Gas Co., Ltd.	12,000	108,836
*	Shobunsha Holdings, Inc.	3,000	13,640
	Shoei Co., Ltd.	3,800	154,853
	Shoei Foods Corp.	2,200	78,329
	Shofu, Inc.	2,600	46,520
*	Shoko Co., Ltd.	1,400	8,498
	Showa Denko K.K.	36,700	875,578
#	Showa Sangyo Co., Ltd.	3,400	100,323
	Showa Shinku Co., Ltd.	700	11,856
	Sigma Koki Co., Ltd.	700	9,023
	SIGMAXYZ, Inc.	2,600	41,178
	Siix Corp.	7,900	115,829
	Sinanen Holdings Co., Ltd.	2,400	67,200
	Sinfonia Technology Co., Ltd.	6,900	94,585
	Sinko Industries, Ltd.	4,500	78,394
	Sintokogio, Ltd.	10,000	68,559
	SK Kaken Co., Ltd.	200	73,611
	SK-Electronics Co., Ltd.	2,100	25,497
	SKY Perfect JSAT Holdings, Inc.	38,100	167,335
#*	Skylark Holdings Co., Ltd.	36,900	606,205
	SMC Corp.	400	242,065
	SMK Corp.	1,100	31,410
	SMS Co., Ltd.	9,200	341,372
	Snow Peak, Inc.	200	3,408
#	SNT Corp.	8,200	15,842
	Soda Nikka Co., Ltd.	4,200	20,988
	Sodick Co., Ltd.	13,900	124,311
	Soft99 Corp.	3,800	43,868
	Softbank Corp.	67,500	886,711
	SoftBank Group Corp.	67,900	5,260,416
	Softcreate Holdings Corp.	800	20,029
	Software Service, Inc.	400	42,199
	Sohgo Security Services Co., Ltd.	5,600	275,563
	Sojitz Corp.	216,400	500,950
	Soken Chemical & Engineering Co., Ltd.	2,200	39,687
	Solasto Corp.	7,600	115,067
	Soliton Systems K.K.	2,100	34,329
	Sompo Holdings, Inc.	14,700	587,005
	Sony Corp.	55,200	5,283,336
	Sotetsu Holdings, Inc.	6,500	152,547
	Sotoh Co., Ltd.	2,900	22,539
	Space Co., Ltd.	1,890	13,958

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Space Value Holdings Co., Ltd.	10,900	$70,464
	Sparx Group Co., Ltd.	19,200	54,489
	SPK Corp.	2,200	26,228
	S-Pool, Inc.	8,900	81,512
	Square Enix Holdings Co., Ltd.	4,300	247,265
	SRA Holdings	2,600	62,419
	St Marc Holdings Co., Ltd.	4,900	67,973
	Stanley Electric Co., Ltd.	9,100	284,671
	Star Mica Holdings Co., Ltd.	2,200	23,279
	Star Micronics Co., Ltd.	8,300	125,765
	Starts Corp., Inc.	10,500	270,254
	Starzen Co., Ltd.	2,100	84,637
	St-Care Holding Corp.	2,700	24,275
	Stella Chemifa Corp.	2,100	69,311
	Step Co., Ltd.	2,300	33,748
	Strike Co., Ltd.	1,700	72,928
	Studio Alice Co., Ltd.	3,800	73,382
	Subaru Corp.	42,800	822,198
#	Subaru Enterprise Co., Ltd.	400	31,719
	Sugi Holdings Co., Ltd.	5,700	374,587
	Sugimoto & Co., Ltd.	2,600	56,880
	SUMCO Corp.	60,900	1,284,262
	Sumida Corp.	8,500	78,620
	Suminoe Textile Co., Ltd.	1,500	28,920
	Sumiseki Holdings, Inc.	13,600	14,417
	Sumitomo Corp.	41,800	554,876
	Sumitomo Densetsu Co., Ltd.	4,100	101,077
	Sumitomo Electric Industries, Ltd.	80,000	1,067,881
	Sumitomo Forestry Co., Ltd.	35,800	693,299
	Sumitomo Heavy Industries, Ltd.	22,300	620,554
	Sumitomo Metal Mining Co., Ltd.	17,000	737,087
	Sumitomo Mitsui Construction Co., Ltd.	55,620	231,471
	Sumitomo Mitsui Financial Group, Inc.	45,800	1,422,929
	Sumitomo Mitsui Trust Holdings, Inc.	22,800	682,125
	Sumitomo Osaka Cement Co., Ltd.	10,300	311,572
*	Sumitomo Precision Products Co., Ltd.	600	11,118
	Sumitomo Realty & Development Co., Ltd.	21,300	642,958
	Sumitomo Riko Co., Ltd.	10,700	59,833
	Sumitomo Rubber Industries, Ltd.	42,925	395,037
	Sumitomo Seika Chemicals Co., Ltd.	2,400	98,569
	Sumitomo Warehouse Co., Ltd. (The)	12,900	157,269
	Sun Frontier Fudousan Co., Ltd.	9,900	83,353
	Suncall Corp.	3,600	16,262
	Sundrug Co., Ltd.	10,700	424,513
	Suntory Beverage & Food, Ltd.	14,200	496,038
	Sun-Wa Technos Corp.	3,300	32,770
	Suruga Bank, Ltd.	27,400	80,574
	Sushiro Global Holdings, Ltd.	10,000	342,085
	Suzuken Co., Ltd.	6,350	245,928
	Suzuki Co., Ltd.	4,100	43,888
	Suzuki Motor Corp.	19,500	879,997
	SWCC Showa Holdings Co., Ltd.	5,900	91,585
	Sysmex Corp.	9,000	1,049,961
	System Information Co., Ltd.	4,200	45,296
	System Research Co., Ltd.	1,200	19,739
	Systena Corp.	12,500	235,487
	Syuppin Co., Ltd.	3,700	32,747
	T Hasegawa Co., Ltd.	7,500	145,077
	T RAD Co., Ltd.	1,500	19,435

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	T&D Holdings, Inc.	47,300	$551,226
	T&K Toka Co., Ltd.	6,000	48,323
	Tachibana Eletech Co., Ltd.	4,880	73,850
	Tachikawa Corp.	2,800	33,931
	Tachi-S Co., Ltd.	7,100	72,425
	Tadano, Ltd.	26,800	261,471
	Taihei Dengyo Kaisha, Ltd.	3,900	91,559
	Taiheiyo Cement Corp.	30,000	746,911
	Taiheiyo Kouhatsu, Inc.	2,400	14,310
	Taiho Kogyo Co., Ltd.	3,300	22,404
	Taikisha, Ltd.	2,600	69,331
	Taiko Bank, Ltd. (The)	1,900	23,467
#	Taiko Pharmaceutical Co., Ltd.	1,000	15,182
	Taisei Corp.	25,800	835,845
	Taisei Lamick Co., Ltd.	1,500	40,795
	Taisei Oncho Co., Ltd.	1,100	21,021
	Taisho Pharmaceutical Holdings Co., Ltd.	3,100	202,738
	Taiyo Holdings Co., Ltd.	3,500	208,331
	Taiyo Yuden Co., Ltd.	34,500	2,023,798
	Takachiho Koheki Co., Ltd.	1,900	21,444
	Takamatsu Construction Group Co., Ltd.	4,400	86,077
#	Takamatsu Machinery Co., Ltd.	900	5,760
	Takamiya Co., Ltd.	4,700	24,754
	Takano Co., Ltd.	2,300	13,015
	Takaoka Toko Co., Ltd.	3,000	43,474
	Takara Leben Co., Ltd.	27,900	84,111
	Takara Standard Co., Ltd.	9,200	128,626
	Takasago International Corp.	4,200	103,796
	Takasago Thermal Engineering Co., Ltd.	1,900	28,690
	Takashima & Co., Ltd.	600	9,527
	Takashimaya Co., Ltd.	35,300	335,175
	Take And Give Needs Co., Ltd.	3,100	16,939
	TAKEBISHI Corp.	2,200	33,421
	Takeei Corp.	5,700	71,649
#	Takemoto Yohki Co., Ltd.	2,500	21,820
	Takeuchi Manufacturing Co., Ltd.	8,900	202,651
	Takihyo Co., Ltd.	1,600	28,722
	Takisawa Machine Tool Co., Ltd.	1,800	17,163
	Takuma Co., Ltd.	7,400	156,136
	Tama Home Co., Ltd.	4,700	86,242
	Tamron Co., Ltd.	4,300	83,784
	Tamura Corp.	18,000	96,586
	Tanabe Engineering Corp.	1,100	8,577
#	Tanseisha Co., Ltd.	9,100	63,601
	Tatsuta Electric Wire and Cable Co., Ltd.	10,600	69,393
	Tayca Corp.	4,200	59,304
	Tbk Co., Ltd.	6,200	25,953
	TBS Holdings, Inc.	6,600	128,566
	TDC Soft, Inc.	2,800	25,739
	TDK Corp.	18,600	3,007,468
	Tear Corp.	1,600	6,240
	TechMatrix Corp.	3,800	69,181
	TECHNO ASSOCIE Co., Ltd.	1,500	14,612
	Techno Horizon Co., Ltd.	4,200	30,931
	Techno Medica Co., Ltd.	900	13,402
	Techno Ryowa, Ltd.	1,600	13,424
	Techno Smart Corp.	2,600	24,879
	TechnoPro Holdings, Inc.	6,600	502,542
	Teijin, Ltd.	61,700	1,128,769

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Teikoku Electric Manufacturing Co., Ltd.	1,500	$17,388
	Teikoku Sen-I Co., Ltd.	2,300	50,055
	Teikoku Tsushin Kogyo Co., Ltd.	1,600	16,518
	Tekken Corp.	3,300	58,432
	Tenma Corp.	4,400	89,603
	Tenpos Holdings Co., Ltd.	1,200	23,585
	Teraoka Seisakusho Co., Ltd.	2,100	7,791
	T-Gaia Corp.	3,700	69,073
	THK Co., Ltd.	14,600	463,927
	Tigers Polymer Corp.	3,500	13,415
	TIS, Inc.	29,100	647,087
	TKC Corp.	2,400	157,917
	Toa Corp.	6,200	50,272
	Toa Corp.	4,100	80,184
	Toa Oil Co., Ltd.	2,100	56,370
	TOA ROAD Corp.	1,500	53,210
	Toagosei Co., Ltd.	32,400	343,352
	Toba, Inc.	500	12,702
	Tobishima Corp.	5,970	59,777
	Tobu Railway Co., Ltd.	8,200	231,391
	TOC Co., Ltd.	12,700	87,391
	Tocalo Co., Ltd.	20,500	279,337
	Tochigi Bank, Ltd. (The)	29,200	47,429
	Toda Corp.	40,600	286,494
*	Toda Kogyo Corp.	800	16,695
	Toei Animation Co., Ltd.	2,700	262,927
	Toei Co., Ltd.	700	127,364
	Toell Co., Ltd.	1,900	15,351
	Toenec Corp.	2,000	70,190
	Togami Electric Manufacturing Co., Ltd.	1,000	15,953
	Toho Bank, Ltd. (The)	57,400	111,754
	Toho Co., Ltd.	3,400	131,699
#	Toho Co., Ltd.	2,500	45,054
	Toho Gas Co., Ltd.	4,700	276,294
	Toho Holdings Co., Ltd.	13,300	250,466
	Toho Titanium Co., Ltd.	3,900	31,890
*	Toho Zinc Co., Ltd.	3,500	72,618
	Tohoku Bank, Ltd. (The)	1,800	19,085
	Tohoku Electric Power Co., Inc.	17,800	152,768
	Tohoku Steel Co., Ltd.	900	12,883
	Tohokushinsha Film Corp.	5,700	35,309
	Tokai Carbon Co., Ltd.	46,500	671,248
	Tokai Corp.	2,700	51,720
	TOKAI Holdings Corp.	28,600	266,208
	Tokai Lease Co., Ltd.	1,100	14,818
	Tokai Rika Co., Ltd.	15,300	250,706
	Tokai Tokyo Financial Holdings, Inc.	55,700	164,774
	Token Corp.	1,910	148,366
	Tokio Marine Holdings, Inc.	18,800	923,472
	Tokushu Tokai Paper Co., Ltd.	2,300	100,794
	Tokuyama Corp.	21,100	526,673
*	Tokyo Base Co., Ltd.	1,800	8,140
	Tokyo Century Corp.	7,600	616,930
*	Tokyo Electric Power Co. Holdings, Inc.	83,700	321,066
	Tokyo Electron Device, Ltd.	1,800	58,885
	Tokyo Electron, Ltd.	6,000	2,281,517
	Tokyo Energy & Systems, Inc.	7,100	63,868
	Tokyo Gas Co., Ltd.	14,300	313,352
	Tokyo Individualized Educational Institute, Inc.	6,700	43,241

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tokyo Keiki, Inc.	2,000	$17,842
	Tokyo Kiraboshi Financial Group, Inc.	7,022	73,623
	Tokyo Ohka Kogyo Co., Ltd.	4,100	275,501
	Tokyo Printing Ink Manufacturing Co., Ltd.	300	5,939
#	Tokyo Rakutenchi Co., Ltd.	900	36,985
#*	Tokyo Rope Manufacturing Co., Ltd.	2,600	32,072
	Tokyo Sangyo Co., Ltd.	6,600	37,994
	Tokyo Seimitsu Co., Ltd.	8,200	379,140
	Tokyo Steel Manufacturing Co., Ltd.	28,400	200,329
	Tokyo Tatemono Co., Ltd.	41,200	556,220
	Tokyo Tekko Co., Ltd.	2,300	43,730
	Tokyo Theatres Co., Inc.	1,900	23,008
	Tokyu Construction Co., Ltd.	28,040	140,198
	Tokyu Corp.	17,000	199,889
	Tokyu Fudosan Holdings Corp.	114,843	648,940
	Tokyu Recreation Co., Ltd.	600	26,837
	Toli Corp.	10,700	24,739
	Tomato Bank, Ltd.	2,600	25,650
#	Tomoe Corp.	5,400	20,042
	Tomoe Engineering Co., Ltd.	2,000	38,745
*	Tomoegawa Co., Ltd.	1,200	9,121
	Tomoku Co., Ltd.	2,200	38,152
	TOMONY Holdings, Inc.	38,500	110,848
	Tomy Co., Ltd.	26,400	227,118
	Tonami Holdings Co., Ltd.	1,300	67,247
	Topcon Corp.	27,800	335,958
	Toppan Forms Co., Ltd.	12,800	131,971
	Toppan Printing Co., Ltd.	20,200	287,285
	Topre Corp.	11,400	157,924
*	Topy Industries, Ltd.	4,000	48,445
	Toray Industries, Inc.	208,800	1,362,361
	Torex Semiconductor, Ltd.	2,700	36,562
	Toridoll Holdings Corp.	11,600	170,399
	Torigoe Co., Ltd. (The)	4,100	32,976
	Torii Pharmaceutical Co., Ltd.	3,700	114,158
	Torishima Pump Manufacturing Co., Ltd.	4,500	37,533
	Tosei Corp.	8,900	87,953
	Toshiba Corp.	9,500	310,234
	Toshiba TEC Corp.	8,800	326,992
	Tosho Co., Ltd.	3,200	47,179
	Tosoh Corp.	37,900	649,898
	Totech Corp.	1,700	44,533
	Totetsu Kogyo Co., Ltd.	4,800	123,236
	TOTO, Ltd.	5,799	321,183
	Totoku Electric Co., Ltd.	500	11,647
	Tottori Bank, Ltd. (The)	2,400	25,456
	Toukei Computer Co., Ltd.	700	26,275
	Tow Co., Ltd.	10,200	26,296
	Towa Bank, Ltd. (The)	9,200	58,208
	Towa Corp.	5,200	95,756
	Towa Pharmaceutical Co., Ltd.	5,100	102,088
	Toyo Construction Co., Ltd.	21,000	103,307
	Toyo Corp.	5,600	60,483
	Toyo Denki Seizo K.K.	1,200	13,229
*	Toyo Engineering Corp.	7,500	31,258
	Toyo Gosei Co., Ltd.	1,400	172,018
	Toyo Ink SC Holdings Co., Ltd.	10,400	182,678
	Toyo Kanetsu K.K.	2,200	50,522
	Toyo Logistics Co., Ltd.	6,300	18,888

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Toyo Machinery & Metal Co., Ltd.	4,900	$20,428
	Toyo Securities Co., Ltd.	14,000	17,415
	Toyo Seikan Group Holdings, Ltd.	25,200	270,064
	Toyo Suisan Kaisha, Ltd.	1,000	49,214
	Toyo Tanso Co., Ltd.	3,500	64,486
	Toyo Tire Corp.	33,000	501,188
	Toyo Wharf & Warehouse Co., Ltd.	1,500	19,905
	Toyobo Co., Ltd.	28,900	362,727
	Toyoda Gosei Co., Ltd.	10,700	282,983
	Toyota Boshoku Corp.	16,400	265,159
	Toyota Industries Corp.	4,800	378,099
	TPR Co., Ltd.	6,600	88,451
#*	Traders Holdings Co., Ltd.	5,540	16,252
	Trancom Co., Ltd.	2,400	187,605
	Transaction Co., Ltd.	2,200	22,176
	Transcosmos, Inc.	1,300	32,592
*	Trend Micro, Inc.	10,500	577,867
	Tri Chemical Laboratories, Inc.	5,600	231,079
	Trinity Industrial Corp.	2,000	13,631
#	Trusco Nakayama Corp.	7,400	191,552
	TS Tech Co., Ltd.	11,000	318,448
	TSI Holdings Co., Ltd.	13,100	31,437
	Tsubaki Nakashima Co., Ltd.	14,500	167,015
	Tsubakimoto Chain Co.	7,100	182,580
	Tsubakimoto Kogyo Co., Ltd.	1,200	40,335
*	Tsudakoma Corp.	1,200	10,114
	Tsugami Corp.	12,100	198,135
*	Tsukada Global Holdings, Inc.	5,000	13,332
	Tsukishima Kikai Co., Ltd.	6,600	85,225
	Tsukuba Bank, Ltd.	28,700	48,355
	Tsukui Holdings Corp.	16,000	85,914
	Tsumura & Co.	6,000	195,234
	Tsuruha Holdings, Inc.	2,500	331,977
	Tsurumi Manufacturing Co., Ltd.	4,800	84,317
	Tsutsumi Jewelry Co., Ltd.	1,500	26,179
	Tsuzuki Denki Co., Ltd.	1,700	26,644
	TV Asahi Holdings Corp.	5,300	102,189
	Tv Tokyo Holdings Corp.	2,500	56,882
	TYK Corp.	5,500	16,782
	UACJ Corp.	10,100	178,275
	Ube Industries, Ltd.	29,800	566,096
	Uchida Yoko Co., Ltd.	2,300	92,085
	Ueki Corp.	200	5,198
	Ulvac, Inc.	8,400	379,604
	Unicharm Corp.	6,300	282,551
*	Uniden Holdings Corp.	1,300	25,400
	UNIMAT Retirement Community Co., Ltd.	1,200	11,714
	Union Tool Co.	1,200	39,180
	Unipres Corp.	11,700	107,353
	United Arrows, Ltd.	5,400	81,429
	United Super Markets Holdings, Inc.	17,200	187,016
	UNITED, Inc.	2,400	29,555
*	Unitika, Ltd.	18,800	68,603
#	Urbanet Corp. Co., Ltd.	3,300	8,094
	Usen-Next Holdings Co., Ltd.	2,700	47,525
	Ushio, Inc.	22,600	292,281
	USS Co., Ltd.	13,900	273,713
*	UT Group Co., Ltd.	5,200	159,476
	Utoc Corp.	3,900	17,485

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	V Technology Co., Ltd.	2,400	$141,393
	Valor Holdings Co., Ltd.	12,400	293,393
	Valqua, Ltd.	4,800	93,985
	Value HR Co., Ltd.	1,400	22,799
	ValueCommerce Co., Ltd.	2,700	75,357
	V-Cube, Inc.	4,000	113,772
*	Vector, Inc.	4,800	58,744
	Vertex Corp.	2,060	36,315
*	Village Vanguard Co., Ltd.	1,200	11,065
*	Vision, Inc.	3,000	25,594
	Vital KSK Holdings, Inc.	11,600	88,226
	VT Holdings Co., Ltd.	25,500	103,103
	Wacoal Holdings Corp.	11,300	225,346
	Wacom Co., Ltd.	22,600	201,832
	Wakachiku Construction Co., Ltd.	3,700	43,470
*	Wakamoto Pharmaceutical Co., Ltd.	4,500	10,394
	Wakita & Co., Ltd.	11,200	106,227
	Warabeya Nichiyo Holdings Co., Ltd.	3,800	59,146
	Waseda Academy Co., Ltd.	2,000	18,727
#	Watahan & Co., Ltd.	2,200	28,317
	Watts Co., Ltd.	1,800	14,672
	WDB Holdings Co., Ltd.	1,400	34,897
	Weathernews, Inc.	900	41,403
	Welcia Holdings Co., Ltd.	7,060	239,182
	West Holdings Corp.	6,890	288,746
	Will Group, Inc.	3,100	29,798
	WIN-Partners Co., Ltd.	1,900	19,965
	Wood One Co., Ltd.	1,900	18,616
#	Workman Co., Ltd.	800	65,975
	World Holdings Co., Ltd.	2,600	47,079
	Wowow, Inc.	1,700	46,132
	Xebio Holdings Co., Ltd.	6,300	52,621
	YAC Holdings Co., Ltd.	1,700	15,998
	Yagi & Co., Ltd.	800	10,280
	Yahagi Construction Co., Ltd.	6,700	54,590
	Yaizu Suisankagaku Industry Co., Ltd.	1,700	16,691
	Yakult Honsha Co., Ltd.	2,700	137,907
	YAKUODO Holdings Co., Ltd.	2,500	59,967
	YAMABIKO Corp.	10,400	127,342
	YAMADA Consulting Group Co., Ltd.	1,400	12,737
	Yamada Holdings Co., Ltd.	60,200	306,889
	Yamagata Bank, Ltd. (The)	7,399	71,081
	Yamaguchi Financial Group, Inc.	50,300	286,034
	Yamaha Motor Co., Ltd.	36,700	809,649
	Yamaichi Electronics Co., Ltd.	3,200	50,611
	YA-MAN, Ltd.	5,800	98,295
	Yamanashi Chuo Bank, Ltd. (The)	7,300	55,268
	Yamatane Corp.	2,600	33,927
	Yamato Corp.	4,700	31,509
	Yamato Holdings Co., Ltd.	26,900	667,409
	Yamato International, Inc.	3,200	10,209
	Yamato Kogyo Co., Ltd.	11,100	280,521
	Yamaura Corp.	2,200	19,417
	Yamazaki Baking Co., Ltd.	13,200	243,027
	Yamazawa Co., Ltd.	900	15,029
	Yamazen Corp.	15,300	143,388
	Yaoko Co., Ltd.	3,700	242,690
	Yashima Denki Co., Ltd.	4,900	45,652
	Yaskawa Electric Corp.	4,900	251,313

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Yasuda Logistics Corp.	3,400	$30,248
	Yasunaga Corp.	2,300	26,256
	Yellow Hat, Ltd.	8,100	130,067
	Yodogawa Steel Works, Ltd.	5,700	110,871
	Yokogawa Bridge Holdings Corp.	6,500	120,830
	Yokogawa Electric Corp.	25,600	553,430
	Yokohama Reito Co., Ltd.	12,100	102,172
	Yokohama Rubber Co., Ltd. (The)	36,400	573,314
	Yokowo Co., Ltd.	1,800	55,641
	Yondenko Corp.	1,100	28,698
	Yondoshi Holdings, Inc.	3,700	67,607
	Yorozu Corp.	5,900	69,464
	Yotai Refractories Co., Ltd.	4,900	40,101
	Yuasa Trading Co., Ltd.	4,400	137,573
	Yuken Kogyo Co., Ltd.	700	10,714
#	Yumeshin Holdings Co., Ltd.	7,900	53,820
	Yurtec Corp.	10,600	83,048
	Yushin Precision Equipment Co., Ltd.	4,600	42,063
	Yushiro Chemical Industry Co., Ltd.	2,000	20,948
	Yutaka Giken Co., Ltd.	200	3,161
	Z Holdings Corp.	116,500	723,736
	Zaoh Co., Ltd.	800	10,314
	Zenitaka Corp. (The)	600	25,849
	Zenkoku Hosho Co., Ltd.	11,400	508,873
	Zenrin Co., Ltd.	5,700	67,034
	Zensho Holdings Co., Ltd.	11,500	318,119
	Zeon Corp.	32,100	515,367
	ZIGExN Co., Ltd.	9,400	34,116
	ZOZO, Inc.	13,700	383,641
	Zuiko Corp.	2,800	28,350
TOTAL JAPAN			333,123,050
NETHERLANDS — (4.0%)
	Aalberts NV	27,666	1,248,940
*	ABN AMRO Bank NV	26,025	271,806
*	Accell Group NV	5,059	179,195
*	Adyen NV	277	578,660
	Aegon NV	220,453	914,055
#	Aegon NV	78,736	322,030
	Akzo Nobel NV	16,598	1,689,690
	AMG Advanced Metallurgical Group NV	6,267	198,465
	Amsterdam Commodities NV	4,113	101,839
	APERAM SA	13,547	586,369
*	Arcadis NV	20,168	707,097
*	ArcelorMittal SA	58,288	1,258,438
	ASM International NV	10,246	2,624,699
	ASML Holding NV	1,474	786,901
	ASML Holding NV	11,712	6,256,023
	ASR Nederland NV	39,201	1,519,594
*	Basic-Fit NV	9,132	312,762
	BE Semiconductor Industries NV	28,622	1,967,866
*	Beter Bed Holding NV	3,857	26,504
*	Boskalis Westminster	19,683	552,972
*	Brunel International NV	1,267	12,270
	Coca-Cola European Partners P.L.C.	23,705	1,102,675
	Corbion NV	15,816	923,647
	Euronext NV	11,989	1,291,176
	Flow Traders	13,664	523,552
	ForFarmers NV	11,164	71,854

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
*	Fugro NV	16,492	$172,741
*	GrandVision NV	15,221	452,085
*	Heijmans NV	6,603	80,953
*	Hunter Douglas NV	1,198	94,000
	IMCD NV	7,240	898,513
*	ING Groep NV	176,715	1,571,237
*	Intertrust NV	22,243	341,982
*	Just Eat Takeaway.com NV	5,495	628,374
#*	Kendrion NV	4,270	99,849
	Koninklijke Ahold Delhaize NV	201,682	5,789,178
*	Koninklijke BAM Groep NV	84,466	166,492
	Koninklijke DSM NV	11,923	2,084,297
	Koninklijke KPN NV	664,803	2,076,844
*	Koninklijke Philips NV	16,602	904,961
*	Koninklijke Philips NV	15,815	858,565
	Koninklijke Vopak NV	14,905	754,382
	Nedap N.V.	1,294	76,987
	NN Group NV	25,174	1,048,535
*	OCI NV	22,781	472,647
	Ordina NV	25,878	90,333
*	PostNL NV	56,376	232,412
	Prosus N.V.	9,390	1,097,041
*	Randstad NV	27,858	1,740,507
	SBM Offshore NV	44,687	767,046
*	Signify NV	43,413	2,071,497
*	Sligro Food Group NV	7,241	160,887
	Stellantis NV	257,626	3,912,403
	Stellantis NV	78,991	1,201,119
#	Stellantis NV	83,504	1,271,766
	TKH Group NV	11,860	560,144
*	TomTom NV	17,116	199,092
*	Van Lanschot Kempen NV	3,124	77,706
	Wolters Kluwer NV	24,419	2,028,980
TOTAL NETHERLANDS			60,012,634
NEW ZEALAND — (0.6%)
*	a2 Milk Co., Ltd. (The)	56,401	465,137
*	Air New Zealand, Ltd.	201,351	228,660
	Arvida Group, Ltd.	101,944	130,727
*	Auckland International Airport, Ltd.	46,633	248,082
	Chorus, Ltd.	131,800	797,071
#*	Comvita, Ltd.	3,438	7,890
	Contact Energy, Ltd.	48,151	281,017
	EBOS Group, Ltd.	19,228	393,941
#*	Eroad, Ltd.	3,923	14,025
	Fisher & Paykel Healthcare Corp., Ltd.	30,399	753,399
*	Fletcher Building, Ltd.	149,957	666,543
	Fonterra Co-operative Group, Ltd.	11,157	36,363
	Freightways, Ltd.	28,554	224,777
	Genesis Energy, Ltd.	73,584	206,391
#*	Gentrack Group, Ltd.	5,468	5,235
	Hallenstein Glasson Holdings, Ltd.	9,781	49,556
	Heartland Group Holdings, Ltd.	103,746	137,843
	Infratil, Ltd.	92,363	475,191
	Investore Property, Ltd.	32,045	51,887
*	Kathmandu Holdings, Ltd.	112,029	103,312
	Mainfreight, Ltd.	12,116	584,662
	Mercury NZ, Ltd.	24,238	123,609
	Meridian Energy, Ltd.	28,632	146,147

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
NEW ZEALAND — (Continued)
#	NEW Zealand King Salmon Investments, Ltd.	12,378	$13,608
*	New Zealand Refining Co., Ltd. (The)	33,462	11,247
*	NZME, Ltd.	18,597	9,722
	NZX, Ltd.	71,993	105,797
	Oceania Healthcare, Ltd.	27,669	31,244
	PGG Wrightson, Ltd.	9,143	21,642
#	Port of Tauranga, Ltd.	23,836	128,459
*	Restaurant Brands New Zealand, Ltd.	7,836	65,991
	Ryman Healthcare, Ltd.	23,391	259,851
	Sanford, Ltd.	19,210	65,443
	Scales Corp., Ltd.	27,860	97,466
	Skellerup Holdings, Ltd.	28,994	80,825
*	SKY Network Television, Ltd.	330,175	38,830
	Spark New Zealand, Ltd.	178,747	613,701
*	Steel & Tube Holdings, Ltd.	26,145	16,907
	Summerset Group Holdings, Ltd.	59,481	516,932
*	Synlait Milk, Ltd.	11,444	39,019
*	Tourism Holdings, Ltd.	28,830	46,377
*	TOWER, Ltd.	132,447	65,509
#	Trustpower, Ltd.	7,314	45,567
	Vector, Ltd.	17,959	55,343
*	Vista Group International, Ltd.	16,899	18,016
*	Warehouse Group, Ltd. (The)	25,303	56,160
*	Z Energy, Ltd.	105,160	222,046
TOTAL NEW ZEALAND			8,757,167
NORWAY — (0.9%)
	ABG Sundal Collier Holding ASA	85,449	63,920
*	Adevinta ASA, Class B	3,392	50,328
	AF Gruppen ASA	6,191	119,827
*	Akastor ASA	34,023	24,514
	Aker ASA, Class A	1,789	140,461
	Aker BP ASA	14,802	367,638
*	Aker Solutions ASA	58,187	99,348
	American Shipping Co. ASA	14,670	49,068
	Atea ASA	17,327	263,634
	Austevoll Seafood ASA	22,138	220,470
	Avance Gas Holding, Ltd.	10,487	44,074
*	Axactor SE	15,198	15,062
*	B2Holding ASA	87,665	72,759
*	Bakkafrost P/F	1,831	128,922
	Bonheur ASA	6,002	156,007
	Borregaard ASA	29,576	541,299
*	BW Energy, Ltd.	5,512	15,377
	BW LPG, Ltd.	22,221	145,137
	BW Offshore, Ltd.	27,016	105,161
*	DNB ASA	44,859	873,336
#*	DNO ASA	166,002	130,252
#	Entra ASA	13,602	302,716
	Equinor ASA	97,963	1,755,613
#	Equinor ASA, Sponsored ADR	3,101	54,981
	Europris ASA	35,896	198,765
	Fjordkraft Holding ASA	1,122	9,530
	FLEX LNG, Ltd.	9,540	76,030
#	Frontline, Ltd.	17,943	103,678
	Gjensidige Forsikring ASA	4,661	107,184
	Golden Ocean Group, Ltd.	15,805	74,160
#*	Grieg Seafood ASA	5,914	55,054
#*	Kongsberg Automotive ASA	558,700	20,910

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
	Leroy Seafood Group ASA	13,669	$95,211
	Mowi ASA	10,148	224,790
*	NEL ASA	38,804	137,052
*	Nordic Semiconductor ASA	7,727	118,386
	Norsk Hydro ASA	117,409	518,501
	Norway Royal Salmon ASA	1,206	27,470
*	Norwegian Finans Holding ASA	33,922	286,383
	Norwegian Property ASA	1,195	1,744
#	Ocean Yield ASA	15,119	42,407
*	Odfjell Drilling, Ltd.	26,164	50,998
*	Odfjell SE, Class A	3,280	10,570
*	Olav Thon Eiendomsselskap ASA	3,755	74,468
	Orkla ASA	17,331	168,469
#*	Otello Corp. ASA	37,717	112,720
*	PGS ASA	89,474	36,953
#*	Protector Forsikring ASA	15,499	112,392
*	REC Silicon ASA	28,794	61,791
	Salmar ASA	4,507	270,333
*	Sbanken ASA	22,150	174,250
	Scatec ASA	11,874	449,302
*	Schibsted ASA, Class A	2,182	82,089
*	Schibsted ASA, Class B	2,783	89,525
	Selvaag Bolig ASA	9,716	59,246
*	Solon Eiendom ASA	3,786	15,165
*	SpareBank 1 SR-Bank ASA	43,788	480,297
	Stolt-Nielsen, Ltd.	7,288	100,978
*	Storebrand ASA	83,073	635,753
*	Subsea 7 SA	46,148	431,390
	Telenor ASA	23,788	392,416
	TGS NOPEC Geophysical Co. ASA	28,530	380,117
	Tomra Systems ASA	9,964	456,018
	Treasure ASA	11,954	25,092
	Veidekke ASA	20,274	243,791
	Wilh Wilhelmsen Holding ASA, Class A	2,180	42,557
*	XXL ASA	10,335	25,038
	Yara International ASA	10,096	469,466
TOTAL NORWAY			13,288,343
PORTUGAL — (0.2%)
#	Altri SGPS SA	17,850	106,496
*	Banco Comercial Portugues SA, Class R	1,456,963	201,837
*	Banco Espirito Santo SA	114,362	0
*	CTT-Correios de Portugal SA	26,952	78,049
	EDP - Energias de Portugal SA	67,830	425,510
	EDP Renovaveis SA	18,674	511,406
	Galp Energia SGPS SA	63,721	639,576
	Jeronimo Martins SGPS SA	27,162	444,182
#*	Mota-Engil SGPS SA	24,656	41,365
#	Navigator Co. SA (The)	58,061	174,255
#	NOS SGPS SA	86,892	299,638
	REN - Redes Energeticas Nacionais SGPS SA	36,176	102,951
	Semapa-Sociedade de Investimento e Gestao	7,457	79,196
	Sonae SGPS SA	248,597	199,292
TOTAL PORTUGAL			3,303,753
SINGAPORE — (1.0%)
	Accordia Golf Trust	210,700	3,378
	AEM Holdings, Ltd.	25,700	76,817

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Amara Holdings, Ltd.	40,200	$11,847
	Ascendas India Trust	141,900	160,246
*	Banyan Tree Holdings, Ltd.	72,700	14,203
#	Best World International, Ltd.	53,300	10,143
	Boustead Projects, Ltd.	2,700	2,048
	Boustead Singapore, Ltd.	79,500	52,988
	Bukit Sembawang Estates, Ltd.	34,300	103,923
	CapitaLand, Ltd.	85,600	205,753
	Centurion Corp., Ltd.	37,000	9,985
	China Aviation Oil Singapore Corp., Ltd.	71,400	60,607
	China Sunsine Chemical Holdings, Ltd.	135,500	46,248
	Chip Eng Seng Corp., Ltd.	104,700	33,435
	Chuan Hup Holdings, Ltd.	81,300	12,537
	City Developments, Ltd.	32,100	173,384
	ComfortDelGro Corp., Ltd.	272,800	323,700
*	COSCO Shipping International Singapore Co., Ltd.	312,900	63,529
	CSE Global, Ltd.	79,800	28,678
	Dairy Farm International Holdings, Ltd.	20,000	86,076
	DBS Group Holdings, Ltd.	101,938	1,922,270
	Del Monte Pacific, Ltd.	53,748	8,291
	Delfi, Ltd.	70,200	38,644
*	Ezion Holdings, Ltd.	982,352	5,990
#*	Ezra Holdings, Ltd.	190,010	295
	Far East Orchard, Ltd.	39,600	31,930
	First Resources, Ltd.	102,800	119,898
	Food Empire Holdings, Ltd.	42,400	23,094
	Fragrance Group, Ltd.	64,000	5,566
	Fraser and Neave, Ltd.	43,400	46,710
	Frasers Property, Ltd.	85,400	78,753
	Frencken Group, Ltd.	61,500	63,193
	Fu Yu Corp., Ltd.	102,100	20,641
*	Gallant Venture, Ltd.	52,000	5,233
*	Geo Energy Resources, Ltd.	113,700	15,752
*	GL, Ltd.	85,500	46,369
	Golden Agri-Resources, Ltd.	1,521,100	206,647
*	Golden Energy & Resources, Ltd.	34,500	4,168
	Great Eastern Holdings, Ltd.	2,700	42,569
	GuocoLand, Ltd.	70,700	83,174
*	Halcyon Agri Corp., Ltd.	43,213	9,595
	Hanwell Holdings, Ltd.	88,400	18,332
	Haw Par Corp., Ltd.	29,200	245,845
	Hi-P International, Ltd.	51,800	77,345
	Ho Bee Land, Ltd.	39,400	70,506
	Hong Fok Corp., Ltd.	66,700	34,919
	Hong Leong Asia, Ltd.	59,600	33,011
	Hong Leong Finance, Ltd.	79,500	144,882
	Hongkong Land Holdings, Ltd.	92,300	425,533
	Hotel Grand Central, Ltd.	28,891	21,966
	Hour Glass, Ltd. (The)	49,200	29,536
	Hutchison Port Holdings Trust	1,246,300	254,514
*	Hyflux, Ltd.	78,700	13,128
	iFAST Corp., Ltd.	17,500	72,385
	IGG, Inc.	161,000	208,672
*	Indofood Agri Resources, Ltd.	119,900	27,165
	Japfa, Ltd.	182,930	119,322
	Jardine Cycle & Carriage, Ltd.	16,866	272,721
*	k1 Ventures, Ltd.	16,400	0
	Keppel Corp., Ltd.	92,900	349,178
	Keppel Infrastructure Trust	516,571	215,409

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	KSH Holdings, Ltd.	38,300	$9,877
*	Lian Beng Group, Ltd.	68,800	23,702
	Metro Holdings, Ltd.	98,700	54,993
#*	Midas Holdings, Ltd.	218,800	5,930
*	mm2 Asia, Ltd.	101,700	10,341
	NetLink NBN Trust	160,900	115,427
	Oversea-Chinese Banking Corp., Ltd.	109,095	845,514
	Oxley Holdings, Ltd.	201,249	33,858
	Pan-United Corp., Ltd.	47,875	10,964
	Penguin International, Ltd.	28,666	14,057
	Q&M Dental Group Singapore, Ltd.	44,700	14,736
	QAF, Ltd.	44,382	30,683
*	Raffles Education Corp., Ltd.	133,900	13,007
	Riverstone Holdings, Ltd.	83,200	93,785
	Roxy-Pacific Holdings, Ltd.	25,150	6,703
*	SATS, Ltd.	95,100	274,524
	SBS Transit, Ltd.	6,200	13,745
#	Sembcorp Industries, Ltd.	283,900	350,773
*	Sembcorp Marine, Ltd.	1,394,232	151,301
	Sheng Siong Group, Ltd.	98,700	120,030
	SIA Engineering Co., Ltd.	20,500	29,126
	SIIC Environment Holdings, Ltd.	190,400	25,904
	Sinarmas Land, Ltd.	175,900	29,205
	Sing Holdings, Ltd.	67,700	18,816
*	Singapore Airlines, Ltd.	315,550	973,346
	Singapore Exchange, Ltd.	55,400	411,568
	Singapore Post, Ltd.	342,600	177,423
	Singapore Press Holdings, Ltd.	272,600	241,197
	Singapore Reinsurance Corp., Ltd.	60,800	13,482
	Singapore Telecommunications, Ltd.	217,800	385,843
	Singapore Telecommunications, Ltd.	32,500	57,890
	Stamford Land Corp., Ltd.	122,800	31,803
	StarHub, Ltd.	98,600	94,785
	Straits Trading Co., Ltd.	19,800	32,854
	Sunningdale Tech, Ltd.	49,000	60,037
*	Swiber Holdings, Ltd.	23,999	369
	Tuan Sing Holdings, Ltd.	108,685	25,598
	UMS Holdings, Ltd.	71,875	69,773
	United Industrial Corp., Ltd.	6,800	11,966
	United Overseas Bank, Ltd.	43,170	758,489
	UOB-Kay Hian Holdings, Ltd.	66,943	75,552
	UOL Group, Ltd.	59,151	324,709
	Venture Corp., Ltd.	46,200	686,624
	Vicom, Ltd.	10,800	17,550
	Wee Hur Holdings, Ltd.	81,000	12,116
	Wing Tai Holdings, Ltd.	114,900	163,848
	XP Power, Ltd.	1,423	97,461
	Yangzijiang Shipbuilding Holdings, Ltd.	675,500	498,862
TOTAL SINGAPORE			14,412,822
SPAIN — (2.1%)
	Acciona SA	6,672	999,941
	Acerinox SA	41,065	455,962
	ACS Actividades de Construccion y Servicios SA	43,465	1,354,544
*	Aena SME SA	5,096	785,888
	Alantra Partners SA	3,441	54,915
	Almirall SA	13,696	187,518
	Amadeus IT Group SA	20,149	1,286,377
*	Amper SA	166,633	37,793

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
*	Applus Services SA	41,191	$411,982
*	Atresmedia Corp. de Medios de Comunicacion SA	12,702	50,433
*	Azkoyen SA	1,900	11,832
	Banco Bilbao Vizcaya Argentaria SA	250,085	1,141,066
	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	2,264	10,369
	Banco de Sabadell SA	1,288,208	562,621
*	Banco Santander SA	723,662	2,112,299
	Bankia SA	346,671	594,189
	Bankinter SA	150,679	845,749
	Befesa SA	1,068	70,873
	CaixaBank SA	280,319	707,384
	Cellnex Telecom SA	7,315	428,540
	CIE Automotive SA	8,712	228,961
	Construcciones y Auxiliar de Ferrocarriles SA	2,899	130,080
	Ebro Foods SA	10,278	224,112
*	eDreams ODIGEO SA	7,637	34,614
	Elecnor SA	7,592	94,742
	Enagas SA	49,350	1,087,208
*	Ence Energia y Celulosa SA	24,877	97,950
	Endesa SA	25,811	659,657
	Ercros SA	32,968	85,498
	Euskaltel SA	29,850	320,802
	Faes Farma SA	96,997	432,378
	Ferrovial SA	4,647	111,404
	Fluidra SA	5,799	139,492
	Fomento de Construcciones y Contratas SA	8,384	89,463
	Gestamp Automocion SA	12,752	59,077
	Global Dominion Access SA	32,538	149,531
	Grifols SA	14,854	437,267
	Grupo Catalana Occidente SA	8,381	284,744
	Grupo Empresarial San Jose SA	5,655	29,109
*	Grupo Ezentis SA	9,294	4,635
	Iberdrola SA	440,741	5,967,268
	Iberdrola SA	5,884	79,863
	Iberpapel Gestion SA	773	16,280
*	Indra Sistemas SA	31,444	276,868
	Industria de Diseno Textil SA	31,700	940,165
*	Liberbank SA	583,259	149,035
	Mapfre SA	244,660	449,007
*	Mediaset Espana Comunicacion SA	58,553	300,989
*	Melia Hotels International SA	28,859	188,724
*	Metrovacesa S.A.	1,642	12,550
	Naturgy Energy Group SA	36,458	941,887
*	Neinor Homes SA	1,088	14,653
#*	Obrascon Huarte Lain SA	27,745	17,840
	Pharma Mar SA	1,866	237,196
*	Promotora de Informaciones SA, Class A	63,603	77,999
	Prosegur Cia de Seguridad SA	35,857	99,428
*	Realia Business SA	45,114	35,870
	Red Electrica Corp. SA	35,355	671,316
	Repsol SA	88,695	871,313
	Sacyr SA	109,418	239,585
*	Solaria Energia y Medio Ambiente SA	7,125	183,333
*	Talgo SA	3,146	14,529
*	Tecnicas Reunidas SA	2,606	34,224
#	Telefonica SA, Sponsored ADR	2,378	10,320
	Telefonica SA	420,261	1,813,380
*	Tubacex SA	25,843	41,435
*	Unicaja Banco SA	226,737	156,234

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
	Vidrala SA	5,368	$589,891
	Viscofan SA	5,628	397,416
*	Vocento SA	7,738	9,706
	Zardoya Otis SA	25,889	170,364
TOTAL SPAIN			31,819,667
SWEDEN — (3.6%)
	AAK AB	15,812	309,058
	AcadeMedia AB	17,150	157,294
*	Adapteo Oyj	9,188	95,928
	AddLife AB, Class B	11,140	194,520
*	AddNode Group AB	5,324	167,958
	AddTech AB, Class B	39,452	523,009
*	AF Poyry AB	17,093	467,581
*	Alfa Laval AB	41,354	1,083,754
	Alimak Group AB	8,324	138,056
*	Annehem Fastigheter AB, Class B	11,599	41,503
*	Arise AB	2,979	17,636
	Arjo AB, Class B	44,131	327,778
	Assa Abloy AB, Class B	12,751	315,355
	Atlas Copco AB, Class A	25,253	1,370,059
	Atlas Copco AB, Class B	14,445	676,315
	Atrium Ljungberg AB, Class B	5,609	107,897
*	Attendo AB	23,033	128,892
	Avanza Bank Holding AB	21,325	581,079
	Axfood AB	7,378	177,313
	Beijer Alma AB	8,702	140,478
*	Beijer Electronics Group AB	6,458	32,908
	Beijer Ref AB	8,919	369,978
	Bergman & Beving AB	6,396	76,382
	Besqab AB	1,035	16,444
*	Bilia AB, Class A	33,505	415,450
	BillerudKorsnas AB	43,723	781,339
	BioGaia AB, Class B	3,627	201,438
*	Biotage AB	9,092	153,269
	Boliden AB	43,869	1,437,447
*	Bonava AB, Class B	21,002	221,947
	Bravida Holding AB	34,487	414,934
*	Bufab AB	8,811	198,518
*	Bulten AB	2,966	30,593
	Bure Equity AB	16,466	547,594
*	Byggmax Group AB	18,910	124,697
	Castellum AB	8,453	202,799
	Catena AB	3,861	179,801
*	Cavotec SA	8,277	20,803
*	CDON AB	654	41,167
*	Clas Ohlson AB, Class B	8,494	77,207
	Cloetta AB, Class B	60,701	173,835
*	Collector AB	2,194	5,719
*	Coor Service Management Holding AB	4,123	28,174
	Dios Fastigheter AB	16,550	141,630
*	Dometic Group AB	47,882	660,849
*	Doro AB	5,800	32,000
*	Duni AB	9,006	109,932
	Dustin Group AB	12,279	116,403
	Eastnine AB	4,136	59,802
*	Elanders AB, Class B	1,369	23,296
	Electrolux AB, Class B	35,797	874,550
*	Electrolux Professional AB, Class B	40,371	219,879

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Elekta AB, Class B	21,330	$306,481
#*	Eltel AB	14,557	39,735
*	Enea AB	3,517	100,562
	Epiroc AB, Class A	20,192	386,856
	Epiroc AB, Class B	11,238	192,892
	Essity AB, Class A	1,061	34,407
	Essity AB, Class B	33,701	1,076,438
	Fabege AB	18,006	268,318
*	Fagerhult AB	13,677	82,464
*	Fastighets AB Balder, Class B	5,906	295,149
	FastPartner AB, Class A	5,997	62,811
#*	Fingerprint Cards AB, Class B	1,921	4,470
	Getinge AB, Class B	20,588	531,052
*	Granges AB	34,122	391,755
*	Haldex AB	9,561	56,993
*	Hennes & Mauritz AB, Class B	37,777	807,648
	Hexagon AB, Class B	3,763	327,931
	Hexpol AB	41,759	456,382
*	HMS Networks AB	752	24,380
#*	Hoist Finance AB	12,304	50,783
	Holmen AB, Class B	10,168	465,485
	Hufvudstaden AB, Class A	8,902	135,964
*	Humana AB	8,389	59,206
	Husqvarna AB, Class A	6,161	77,241
	Husqvarna AB, Class B	56,372	697,467
	ICA Gruppen AB	9,354	468,865
*	Indutrade AB	31,734	650,372
#*	International Petroleum Corp.	14,208	33,888
	Intrum AB	14,527	394,914
*	Inwido AB	16,779	228,561
#*	ITAB Shop Concept AB, Class B	2,085	5,301
	JM AB	17,307	604,056
	Klovern AB, Class B	115,462	191,286
*	KNOW IT AB	5,488	184,395
	Kungsleden AB	16,633	170,076
	Lagercrantz Group AB, Class B	45,873	395,166
	Lifco AB, Class B	5,335	489,747
	Lindab International AB	19,129	408,019
	Loomis AB	24,059	615,497
	Lundin Energy AB	8,160	221,650
*	Mekonomen AB	10,277	115,266
*	Millicom International Cellular SA	11,618	433,604
	MIPS AB	539	31,873
#*	Modern Times Group MTG AB, Class B	19,257	291,845
*	Momentum Group AB, Class B	4,954	86,128
	Mycronic AB	9,725	272,608
	NCC AB, Class B	13,371	223,935
#*	Nederman Holding AB	3,321	53,517
#*	Nelly Group AB	3,377	14,128
*	Net Insight AB, Class B	19,401	3,989
*	New Wave Group AB, Class B	14,821	102,400
	Nibe Industrier AB, Class B	3,874	129,312
*	Nobia AB	31,165	242,396
*	Nobina AB	39,899	317,558
*	Nordic Entertainment Group AB, Class B	8,789	458,799
*	Nordic Waterproofing Holding AB	7,292	130,635
	NP3 Fastigheter AB	6,024	90,395
*	Nyfosa AB	31,889	308,123
*	OEM International AB, Class B	1,603	59,548

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
*	Pandox AB	11,193	$168,071
*	Peab AB, Class B	57,999	646,037
	Platzer Fastigheter Holding AB, Class B	8,730	102,633
#	Pricer AB, Class B	31,342	138,750
	Proact IT Group AB	3,942	131,974
*	Qliro AB	3,377	19,945
	Ratos AB, Class B	62,494	287,352
#*	RaySearch Laboratories AB	3,756	38,928
#*	Recipharm AB, Class B	16,642	458,290
*	Resurs Holding AB	20,316	110,101
*	Rottneros AB	22,228	22,739
	Sagax AB, Class B	10,830	213,863
	Samhallsbyggnadsbolaget i Norden AB	127,297	416,892
*	Sandvik AB	40,388	1,005,867
*	SAS AB	588,210	118,650
*	Scandi Standard AB	16,388	132,738
#*	Scandic Hotels Group AB	13,093	48,706
	Sectra AB, Class B	4,544	386,804
	Securitas AB, Class B	70,028	1,079,034
*	Semcon AB	4,640	47,662
*	Sinch AB	333	48,892
*	Skandinaviska Enskilda Banken AB, Class A	72,171	785,183
*	Skandinaviska Enskilda Banken AB, Class C	1,001	11,142
	Skanska AB, Class B	45,102	1,165,438
#	SKF AB, Class A	1,710	46,941
	SKF AB, Class B	44,677	1,222,790
*	SkiStar AB	10,368	151,486
*	SSAB AB, Class A	2,180	9,367
*	SSAB AB, Class A	54,296	231,755
*	SSAB AB, Class B	12,326	47,416
#*	SSAB AB, Class B	140,360	539,958
*	Svenska Cellulosa AB SCA, Class A	2,239	39,976
*	Svenska Cellulosa AB SCA, Class B	54,248	955,571
*	Svenska Handelsbanken AB, Class A	60,068	598,818
*	Svenska Handelsbanken AB, Class B	1,480	16,895
	Sweco AB, Class B	39,246	653,886
*	Swedbank AB, Class A	32,068	603,384
*	Swedish Orphan Biovitrum AB	24,528	463,122
*	Systemair AB	4,558	142,877
	Tele2 AB, Class B	60,093	829,338
	Telefonaktiebolaget LM Ericsson, Class A	1,704	23,841
	Telefonaktiebolaget LM Ericsson, Class B	90,043	1,133,772
	Telia Co. AB	160,451	703,142
*	Thule Group AB	13,962	517,738
*	Trelleborg AB, Class B	39,255	887,842
	Troax Group AB	5,952	138,674
*	VBG Group AB, Class B	2,264	45,236
*	Volvo AB, Class A	26,300	650,494
*	Volvo AB, Class B	164,207	4,045,836
	Wallenstam AB, Class B	11,503	175,136
	Wihlborgs Fastigheter AB	21,978	451,340
TOTAL SWEDEN			53,285,291
SWITZERLAND — (5.0%)
	ABB, Ltd.	60,836	1,794,443
	Adecco Group AG	29,679	1,853,908
*	Alcon, Inc.	29,043	2,082,674
	Allreal Holding AG	4,218	918,850
	ALSO Holding AG	1,645	441,564

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
*	ams AG	45,328	$1,133,780
*	APG SGA SA	313	66,139
*	Arbonia AG	12,911	205,761
*	Aryzta AG	163,610	143,758
*	Ascom Holding AG	5,979	102,263
*	Autoneum Holding AG	854	153,049
	Baloise Holding AG	8,967	1,501,628
	Banque Cantonale de Geneve	500	86,914
	Banque Cantonale Vaudoise	5,550	587,257
	Belimo Holding AG	40	308,254
	Bell Food Group AG	632	173,245
	Bellevue Group AG	2,601	101,750
	Berner Kantonalbank AG	1,225	305,252
	BKW AG	2,693	307,612
	Bobst Group SA	2,128	152,691
	Bossard Holding AG, Class A	2,664	610,941
	Bucher Industries AG	1,940	917,921
	Burckhardt Compression Holding AG	444	153,396
	Burkhalter Holding AG	843	60,505
*	Calida Holding AG	1,402	54,266
*	Carlo Gavazzi Holding AG	117	23,794
	Cembra Money Bank AG	7,525	817,570
	Cicor Technologies, Ltd.	650	34,267
	Cie Financiere Richemont SA	18,359	1,705,258
	Cie Financiere Tradition SA	555	69,012
#	Clariant AG	54,449	1,156,822
	Coltene Holding AG	1,138	122,251
	Conzzeta AG	328	419,101
	Credit Suisse Group AG	71,491	937,788
	Credit Suisse Group AG, Sponsored ADR	55,796	728,138
	Daetwyler Holding AG	859	246,647
	DKSH Holding AG	9,959	800,958
#	dormakaba Holding AG	602	360,802
*	Dottikon Es Holding AG	480	104,002
	EFG International AG	26,058	180,088
	Emmi AG	566	588,471
	EMS-Chemie Holding AG	558	526,305
	Energiedienst Holding AG	346	11,846
#*	Evolva Holding SA	22,215	5,574
#*	Feintool International Holding AG	721	42,789
*	Fenix Outdoor International AG	573	74,098
*	Flughafen Zurich AG	4,044	666,342
	Forbo Holding AG	269	458,014
#*	GAM Holding AG	40,315	95,604
	Geberit AG	2,995	1,833,140
	Georg Fischer AG	1,075	1,342,815
	Givaudan SA	375	1,510,789
	Gurit Holding AG	111	326,209
	Helvetia Holding AG	9,409	942,466
*	Hiag Immobilien Holding AG	870	101,013
*	HOCHDORF Holding AG	269	18,587
	Huber & Suhner AG	4,158	342,494
	Hypothekarbank Lenzburg AG	7	33,298
	Implenia AG	3,739	104,586
*	Ina Invest Holding AG	748	15,347
	Inficon Holding AG	344	373,021
	Interroll Holding AG	152	500,429
	Intershop Holding AG	192	129,200
	Investis Holding SA	821	81,030

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
*	IWG P.L.C.	224,713	$960,460
	Julius Baer Group, Ltd.	37,018	2,239,784
*	Jungfraubahn Holding AG	867	133,832
	Kardex Holding AG	3,375	747,767
*	Komax Holding AG	807	206,468
#	Kudelski SA	5,386	30,628
	Kuehne + Nagel International AG	4,290	976,215
	LafargeHolcim, Ltd.	42,561	2,301,516
	Landis & Gyr Group AG	348	25,638
*	Lastminute.com NV	1,394	36,099
	LEM Holding SA	86	175,888
	Liechtensteinische Landesbank AG	3,082	176,195
	Logitech International SA	3,921	407,229
#	Logitech International SA	9,093	954,038
	Luzerner Kantonalbank AG	797	355,630
*	Meier Tobler Group AG	1,442	21,131
	Metall Zug AG	47	84,857
*	Mikron Holding AG	1,918	12,700
	Mobilezone Holding AG	7,762	83,146
	Mobimo Holding AG	1,711	538,894
	OC Oerlikon Corp. AG	54,611	561,280
#	Orell Fuessli AG	12	1,440
	Orior AG	1,160	94,277
	Partners Group Holding AG	1,398	1,650,746
	Phoenix Mecano AG	139	73,463
	Plazza AG, Class A	201	69,905
	PSP Swiss Property AG	7,189	919,751
	Rieter Holding AG	320	32,964
	Romande Energie Holding SA	35	46,362
#	Schaffner Holding AG	178	38,145
	Schindler Holding AG	1,034	272,001
	Schweiter Technologies AG	283	489,390
	SFS Group AG	4,476	565,631
	SGS SA	427	1,295,089
	SIG Combibloc Group AG	44,592	1,058,385
	Sika AG	10,331	2,811,186
*	Sonova Holding AG	2,762	666,302
	St Galler Kantonalbank AG	745	341,610
	Straumann Holding AG	321	355,806
	Sulzer AG	4,076	439,101
	Swatch Group AG (The)	4,735	1,363,922
	Swatch Group AG (The)	9,270	522,027
	Swiss Life Holding AG	3,083	1,405,709
	Swiss Prime Site AG	15,599	1,516,095
	Swiss Re AG	18,210	1,605,425
#*	Swiss Steel Holding AG	119,472	34,353
	Swisscom AG	5,200	2,830,248
	Swissquote Group Holding SA	2,546	276,542
#	Temenos AG	8,199	1,035,303
	Thurgauer Kantonalbank	103	11,790
	TX Group AG	707	56,305
	u-blox Holding AG	1,941	152,629
#*	UBS Group AG	132,413	1,905,423
	Valiant Holding AG	3,297	315,393
*	Valora Holding AG	987	188,768
	VAT Group AG	4,536	1,259,372
	Vaudoise Assurances Holding SA	240	124,636
*	Vetropack Holding AG	3,200	211,400
	Vifor Pharma AG	6,395	868,429

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
*	Von Roll Holding AG	5,887	$4,883
	Vontobel Holding AG	7,247	585,517
	VP Bank AG	977	120,717
	VZ Holding AG	2,505	211,333
*	V-ZUG Holding AG	470	47,133
	Walliser Kantonalbank	126	14,146
	Warteck Invest AG	23	60,196
#	Ypsomed Holding AG	385	65,068
	Zehnder Group AG	2,871	210,001
	Zug Estates Holding AG, Class B	44	95,618
	Zuger Kantonalbank AG	23	167,312
	Zurich Insurance Group AG	5,942	2,375,888
TOTAL SWITZERLAND			73,940,316
UNITED KINGDOM — (13.0%)
	3i Group P.L.C.	84,503	1,280,517
*	4imprint Group P.L.C.	4,442	145,101
*	A.G. Barr P.L.C.	16,244	108,758
*	AA P.L.C.	92,061	43,824
	Admiral Group P.L.C.	17,663	696,114
#*	Afren P.L.C.	38,660	0
	Aggreko P.L.C.	71,768	569,236
	Air Partner P.L.C.	9,325	8,663
	AJ Bell P.L.C.	15,040	88,436
	Alliance Pharma P.L.C.	28,396	33,690
*	Allied Minds P.L.C.	21,013	8,058
	Anglo American P.L.C.	77,973	2,564,800
	Anglo Pacific Group P.L.C.	44,965	77,606
	Anglo-Eastern Plantations P.L.C.	3,681	30,560
	Antofagasta P.L.C.	35,962	701,344
*	Arrow Global Group P.L.C.	41,043	117,500
*	Ascential P.L.C.	33,021	149,528
	Ashmore Group P.L.C.	65,852	405,749
	Ashtead Group P.L.C.	49,049	2,461,615
*	ASOS P.L.C.	5,832	356,334
*	Associated British Foods P.L.C.	19,900	574,831
	Auto Trader Group P.L.C.	164,268	1,266,436
	Avast P.L.C.	94,690	610,535
	AVEVA Group P.L.C.	3,546	175,986
	Aviva P.L.C.	335,293	1,533,658
	Avon Rubber P.L.C.	5,568	235,353
	B&M European Value Retail SA	144,685	1,057,573
*	Balfour Beatty P.L.C.	91,434	336,690
*	Bank of Georgia Group P.L.C.	7,070	110,899
*	Barclays P.L.C., Sponsored ADR	196,255	1,428,736
*	Barclays P.L.C.	152,565	278,308
*	Barratt Developments P.L.C.	122,547	1,067,252
	Beazley P.L.C.	81,479	346,798
	Begbies Traynor Group P.L.C.	10,387	16,304
	Bellway P.L.C.	33,894	1,274,786
	Berkeley Group Holdings P.L.C.	19,798	1,132,233
	BHP Group P.L.C., ADR	76,133	4,158,384
	BHP Group P.L.C.	12,358	338,675
*	Biffa P.L.C.	70,559	221,109
	Bloomsbury Publishing P.L.C.	10,127	42,278
	Bodycote P.L.C.	53,188	509,767
*	Boohoo Group P.L.C.	100,272	463,554
	BP P.L.C., Sponsored ADR	204,082	4,534,699
	BP P.L.C.	511,686	1,901,402

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*	Braemar Shipping Services P.L.C.	6,415	$16,623
	Brewin Dolphin Holdings P.L.C.	48,153	193,726
	Britvic P.L.C.	57,617	586,341
	BT Group P.L.C.	1,600,510	2,744,349
	Bunzl P.L.C.	19,825	636,376
*	Burberry Group P.L.C.	60,497	1,417,852
*	Burford Capital, Ltd.	7,666	64,928
	Cairn Energy P.L.C.	137,711	339,725
*	Capita P.L.C.	77,891	37,140
*	Card Factory P.L.C.	111,232	54,341
	CareTech Holdings P.L.C.	11,897	79,493
	Carnival P.L.C.	5,572	87,784
	Carnival P.L.C., ADR	4,479	71,664
	Centamin P.L.C.	286,277	448,037
*	Centrica P.L.C.	1,567,793	1,107,897
	Chesnara P.L.C.	23,799	90,937
#	Cineworld Group P.L.C.	152,705	160,065
*	Circassia Group P.L.C.	29,532	9,928
	City of London Investment Group P.L.C.	7,175	45,766
	Clarkson P.L.C.	4,236	144,680
	Clipper Logistics P.L.C.	10,168	74,662
	Close Brothers Group P.L.C.	31,400	605,157
	CLS Holdings P.L.C.	26,474	77,576
	CMC Markets P.L.C.	21,462	118,114
*	Coats Group P.L.C.	100,184	84,082
	Coca-Cola HBC AG	13,883	409,863
*	Compass Group P.L.C.	127,369	2,275,159
	Computacenter P.L.C.	24,302	777,984
	Concentric AB	9,782	213,592
	ContourGlobal P.L.C.	4,045	11,049
	ConvaTec Group P.L.C.	177,755	486,341
*	Costain Group P.L.C.	29,107	22,957
	Countryside Properties P.L.C.	70,684	416,091
	Cranswick P.L.C.	9,065	422,812
*	Crest Nicholson Holdings P.L.C.	69,001	304,754
	Croda International P.L.C.	10,918	938,041
*	CVS Group P.L.C.	5,704	119,352
	Daily Mail & General Trust P.L.C., Class A	19,039	200,030
	DCC P.L.C.	4,000	300,918
*	De La Rue P.L.C.	30,988	70,089
*	Debenhams P.L.C.	140,138	0
	Devro P.L.C.	60,589	141,850
*	DFS Furniture P.L.C.	24,652	72,512
*	Dialog Semiconductor P.L.C.	16,732	1,053,247
#*	Dignity P.L.C.	9,279	72,924
	Diploma P.L.C.	21,899	691,978
	Direct Line Insurance Group P.L.C.	217,091	891,020
	DiscoverIE Group P.L.C.	5,122	47,456
*	Dixons Carphone P.L.C.	279,270	419,041
	Domino's Pizza Group P.L.C.	83,305	374,762
	Drax Group P.L.C.	100,175	511,528
*	DS Smith P.L.C.	229,150	1,137,406
*	Dunelm Group P.L.C.	21,181	333,945
	easyJet P.L.C.	37,457	370,941
	Electrocomponents P.L.C.	133,391	1,597,527
*	Elementis P.L.C.	65,114	98,125
	EMIS Group P.L.C.	8,652	136,893
*	EnQuest P.L.C.	273,956	46,193
*	Equiniti Group P.L.C.	63,280	100,767

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Euromoney Institutional Investor P.L.C.	15,368	$199,939
	Evraz P.L.C.	44,279	302,754
	Experian P.L.C.	66,671	2,330,325
	FDM Group Holdings P.L.C.	16,023	219,135
	Ferguson P.L.C.	13,617	1,581,056
	Ferrexpo P.L.C.	122,170	471,071
	Fevertree Drinks P.L.C.	11,386	379,787
*	Firstgroup P.L.C.	378,789	370,829
*	Forterra P.L.C.	60,604	215,192
*	Foxtons Group P.L.C.	38,161	26,721
*	Frasers Group P.L.C.	44,943	261,979
	Fresnillo P.L.C.	14,547	196,016
*	G4S P.L.C.	472,272	1,676,241
*	Galliford Try Holdings P.L.C.	31,809	53,293
	Games Workshop Group P.L.C.	6,452	910,443
	Gamma Communications P.L.C.	8,557	187,751
*	Gem Diamonds, Ltd.	29,324	19,217
	Genel Energy P.L.C.	24,692	49,937
*	Glencore P.L.C.	657,917	2,196,210
*	Go-Ahead Group P.L.C. (The)	16,062	216,108
	GoCo Group P.L.C.	52,665	88,667
	Grafton Group P.L.C.	30,844	364,184
	Grainger P.L.C.	102,732	373,531
*	Greggs P.L.C.	45,157	1,279,508
*	Gulf Keystone Petroleum, Ltd.	61,826	113,008
*	Gym Group P.L.C. (The)	12,823	36,899
	H&T Group P.L.C.	3,000	11,498
	Halfords Group P.L.C.	56,734	211,786
	Halma P.L.C.	23,749	800,489
	Hargreaves Lansdown P.L.C.	22,581	526,098
*	Hays P.L.C.	433,514	829,644
*	Headlam Group P.L.C.	12,033	64,544
	Helical P.L.C.	31,554	163,426
	Henry Boot P.L.C.	7,607	28,289
	Hill & Smith Holdings P.L.C.	18,338	338,499
	Hilton Food Group P.L.C.	11,038	151,687
*	Hiscox, Ltd.	51,387	655,438
	Hochschild Mining P.L.C.	81,816	257,076
	Hollywood Bowl Group P.L.C.	17,863	47,794
	HomeServe P.L.C.	81,529	1,162,261
*	Hostelworld Group P.L.C.	2,565	2,618
*	Howden Joinery Group P.L.C.	191,376	1,754,710
*	HSBC Holdings P.L.C., Sponsored ADR	150,687	3,940,465
	Hunting P.L.C.	33,325	91,037
*	Hyve Group P.L.C.	40,610	56,562
*	Ibstock P.L.C.	71,243	200,871
	IG Group Holdings P.L.C.	73,746	755,753
	IMI P.L.C.	92,056	1,566,669
*	Inchcape P.L.C.	133,755	1,212,271
*	Indivior P.L.C.	210,297	394,327
*	Informa P.L.C.	86,785	590,516
	IntegraFin Holdings P.L.C.	10,578	79,137
*	InterContinental Hotels Group P.L.C., ADR	6,252	384,925
*	InterContinental Hotels Group P.L.C.	4,909	302,428
	Intermediate Capital Group P.L.C.	33,198	770,010
*	International Consolidated Airlines Group SA	65,129	126,556
*	International Personal Finance P.L.C.	63,650	69,789
	Intertek Group P.L.C.	12,670	954,218
	Investec P.L.C.	104,829	271,333

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*	IP Group P.L.C.	183,810	$238,373
*	ITV P.L.C.	500,516	723,539
	J Sainsbury P.L.C.	294,799	984,543
	James Fisher & Sons P.L.C.	11,386	155,358
	James Halstead P.L.C.	1,678	11,347
*	JD Sports Fashion P.L.C.	169,439	1,724,805
*	JET2 P.L.C.	13,505	243,116
	John Laing Group P.L.C.	63,812	275,726
*	John Menzies P.L.C.	17,436	49,539
*	John Wood Group P.L.C.	169,146	675,695
	Johnson Matthey P.L.C.	32,315	1,300,002
*	Johnson Service Group P.L.C.	8,230	14,903
	Jupiter Fund Management P.L.C.	98,369	385,125
*	Just Group P.L.C.	281,946	294,091
	Kainos Group P.L.C.	10,660	180,791
	KAZ Minerals P.L.C.	64,883	641,728
	Keller Group P.L.C.	17,172	178,201
*	Kier Group P.L.C.	23,677	24,955
*	Kin & Carta P.L.C.	20,775	40,725
*	Kingfisher P.L.C.	379,157	1,439,355
*	Lamprell P.L.C.	41,997	38,528
	Lancashire Holdings, Ltd.	31,881	296,662
	Legal & General Group P.L.C.	444,474	1,478,259
*	Liberty Global P.L.C., Class A	3,806	91,876
*	Liberty Global P.L.C., Class C	9,330	225,413
	Liontrust Asset Management P.L.C.	7,244	126,817
*	Lloyds Banking Group P.L.C.	3,177,416	1,425,805
#*	Lloyds Banking Group P.L.C., ADR	153,413	273,075
	London Stock Exchange Group P.L.C.	7,332	870,451
*	Lookers P.L.C.	75,313	40,760
*	LSL Property Services P.L.C.	19,229	61,903
	M&G P.L.C.	460,210	1,104,066
	Man Group P.L.C.	351,319	701,344
*	Marks & Spencer Group P.L.C.	464,047	896,265
*	Marshalls P.L.C.	64,933	576,405
	McBride P.L.C.	51,771	55,897
*	McCarthy & Stone P.L.C.	77,447	126,878
*	Mears Group P.L.C.	24,782	51,977
*	Meggitt P.L.C.	92,288	499,057
*	Melrose Industries P.L.C.	612,744	1,401,424
*	Micro Focus International P.L.C., Sponsored ADR	27,103	159,908
*	Micro Focus International P.L.C.	16,455	99,234
*	Midwich Group P.L.C.	5,324	33,623
*	Mitie Group P.L.C.	226,438	148,405
*	MJ Gleeson P.L.C.	3,892	38,434
	Mondi P.L.C.	65,332	1,538,563
	Moneysupermarket.com Group P.L.C.	115,739	422,157
	Morgan Advanced Materials P.L.C.	106,612	425,023
	Morgan Sindall Group P.L.C.	10,265	207,850
	Mortgage Advice Bureau Holdings, Ltd.	1,800	22,151
*	Motorpoint group P.L.C.	7,562	30,014
	MP Evans Group P.L.C.	1,424	12,418
	N Brown Group P.L.C.	54,752	46,244
*	National Express Group P.L.C.	140,758	481,106
	National Grid P.L.C.	6,526	75,805
	National Grid P.L.C., Sponsored ADR	14,934	867,367
*	Natwest Group P.L.C.	200,632	402,802
*	Natwest Group P.L.C., Sponsored ADR	98,252	391,043
	NCC Group P.L.C.	9,698	32,713

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*	Next P.L.C.	9,979	$1,053,521
	Ninety One P.L.C.	52,414	167,290
*	Norcros P.L.C.	17,708	51,293
	Numis Corp. P.L.C.	8,389	37,821
*	Ocado Group P.L.C.	12,563	476,901
*	On the Beach Group P.L.C.	23,702	106,800
*	OSB Group P.L.C.	60,451	339,590
*	Oxford Instruments P.L.C.	16,863	455,386
*	Pagegroup P.L.C.	121,868	748,603
	Pan African Resources P.L.C.	286,130	88,226
	Paragon Banking Group P.L.C.	76,105	471,597
	PayPoint P.L.C.	11,734	99,740
#	Pearson P.L.C.	100,456	1,112,960
	Pearson P.L.C., Sponsored ADR	38,817	428,928
*	Pendragon P.L.C.	410,508	78,256
	Pennon Group P.L.C.	67,906	867,130
	Persimmon P.L.C.	37,120	1,292,089
*	Petrofac, Ltd.	37,629	61,181
#*	Petropavlovsk P.L.C.	646,808	255,686
	Pets at Home Group P.L.C.	89,971	493,261
	Phoenix Group Holdings P.L.C.	101,852	938,642
*	Photo-Me International P.L.C.	91,911	59,021
	Plus500, Ltd.	20,999	385,255
	Polar Capital Holdings P.L.C.	8,724	76,567
*	Polypipe Group P.L.C.	50,707	355,926
	Porvair P.L.C.	3,597	27,291
*	Premier Foods P.L.C.	291,640	373,506
#*	Premier Oil P.L.C.	266,330	68,771
*	Provident Financial P.L.C.	34,288	114,711
#	Prudential P.L.C., ADR	29,732	949,640
	PZ Cussons P.L.C.	40,997	138,847
	Quilter P.L.C.	261,779	554,536
	Rathbone Brothers P.L.C.	6,111	134,132
*	Raven Property Group, Ltd.	39,479	14,663
*	Reach P.L.C.	84,124	220,905
	Redde Northgate P.L.C.	40,459	135,462
*	Redrow P.L.C.	65,201	468,204
#	RELX P.L.C., Sponsored ADR	40,597	1,007,609
	RELX P.L.C.	22,194	554,410
*	Renewi P.L.C.	222,148	121,359
*	Renishaw P.L.C.	5,586	457,623
*	Rentokil Initial P.L.C.	294,780	2,000,622
	Rhi Magnesita NV	3,146	171,869
	Rhi Magnesita NV	3,685	195,385
	Ricardo P.L.C.	7,238	38,577
*	Rightmove P.L.C.	147,870	1,210,433
	Rio Tinto P.L.C.	24,424	1,852,979
	Rio Tinto P.L.C., Sponsored ADR	64,997	4,967,071
	Robert Walters P.L.C.	10,939	82,579
*	Rolls-Royce Holdings P.L.C.	541,350	675,603
	Rotork P.L.C.	125,868	558,208
	Royal Dutch Shell P.L.C., Sponsored ADR, Class B	144,202	5,031,208
	Royal Dutch Shell P.L.C., Class B	177,341	3,090,788
*	Royal Mail P.L.C.	226,241	1,249,857
*	RPS Group P.L.C.	75,774	75,719
	RSA Insurance Group P.L.C.	116,006	1,069,464
	RWS Holdings P.L.C.	17,169	137,916
	S&U P.L.C.	377	10,664
*	Saga P.L.C.	13,662	45,987

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Sage Group P.L.C. (The)	49,050	$394,952
*	Savills P.L.C.	38,477	552,571
*	Scapa Group P.L.C.	19,974	59,630
	Schroders P.L.C.	7,945	370,503
	Schroders P.L.C.	3,290	104,083
*	Senior P.L.C.	97,428	126,823
*	Serco Group P.L.C.	71,709	114,551
	Severfield P.L.C.	44,779	42,924
	Severn Trent P.L.C.	23,750	750,807
*	SIG P.L.C.	113,835	44,939
*	Signature Aviation P.L.C.	111,516	626,521
#	Smith & Nephew P.L.C., Sponsored ADR	1,231	52,022
	Smith & Nephew P.L.C.	31,617	665,658
	Smiths Group P.L.C.	38,048	734,861
	Softcat P.L.C.	23,174	477,182
*	SolGold P.L.C.	26,045	10,284
	Spectris P.L.C.	18,340	759,835
*	Speedy Hire P.L.C.	97,381	89,283
	Spirax-Sarco Engineering P.L.C.	7,791	1,177,924
	Spirent Communications P.L.C.	104,099	338,799
	SSE P.L.C.	88,935	1,801,549
	SSP Group P.L.C.	88,000	348,079
	St James's Place P.L.C.	73,286	1,172,868
	St. Modwen Properties P.L.C.	55,303	292,937
	Stagecoach Group P.L.C.	106,849	107,997
*	Standard Chartered P.L.C.	221,793	1,342,002
	Standard Life Aberdeen P.L.C.	326,858	1,345,562
*	SThree P.L.C.	31,635	139,273
*	Stobart Group, Ltd.	30,787	14,758
	Strix Group P.L.C.	8,484	26,493
*	Studio Retail Group P.L.C.	18,658	74,075
*	STV Group P.L.C.	5,073	23,579
*	Superdry P.L.C.	9,884	28,081
	Synthomer P.L.C.	30,517	179,351
	TalkTalk Telecom Group P.L.C.	84,632	113,133
	Tate & Lyle P.L.C.	102,343	963,930
	Tatton Asset Management P.L.C.	2,837	11,698
*	Taylor Wimpey P.L.C.	542,293	1,082,318
*	TBC Bank Group P.L.C.	1,400	23,239
*	Ted Baker P.L.C.	10,393	14,325
	Telecom Plus P.L.C.	12,609	224,586
*	TEN Entertainment Group P.L.C.	3,146	8,852
	Tesco P.L.C.	833,610	2,727,904
#*	Thomas Cook Group P.L.C.	265,125	0
*	TI Fluid Systems P.L.C.	9,768	33,946
*	Topps Tiles P.L.C.	62,658	56,302
	TP ICAP P.L.C.	88,727	270,499
*	Travis Perkins P.L.C.	70,991	1,306,401
*	TT Electronics P.L.C.	27,053	75,642
#	TUI AG	70,789	339,655
*	Tullow Oil P.L.C.	430,466	150,103
*	Tyman P.L.C.	17,179	81,391
*	U & I Group P.L.C.	32,804	38,997
	UDG Healthcare P.L.C.	14,227	158,631
	Unilever P.L.C., Sponsored ADR	92,012	5,367,980
	Unilever P.L.C.	3,266	190,261
	Unilever P.L.C.	14,403	837,232
	United Utilities Group P.L.C.	68,285	860,718
*	Vectura Group P.L.C.	85,668	136,875

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Vertu Motors P.L.C.	95,932	$41,457
	Vesuvius P.L.C.	51,019	347,008
	Victrex P.L.C.	10,220	326,713
*	Virgin Money UK P.L.C.	306,322	539,971
*	Vistry Group P.L.C.	59,582	686,165
*	Vitec Group P.L.C. (The)	6,546	85,634
	Vodafone Group P.L.C.	1,991,020	3,400,161
	Vodafone Group P.L.C., Sponsored ADR	5,740	98,441
	Volex P.L.C.	8,917	39,438
*	Volution Group P.L.C.	9,901	39,499
	Vp P.L.C.	2,866	31,260
	Watkin Jones P.L.C.	11,811	31,658
*	Weir Group P.L.C (The)	9,122	235,676
	WH Smith P.L.C.	26,286	548,890
*	Whitbread P.L.C.	20,905	794,453
*	Wilmington P.L.C.	1,608	3,537
	Wincanton P.L.C.	21,985	87,004
*	Wizz Air Holdings P.L.C.	2,207	131,690
	Wm Morrison Supermarkets P.L.C.	403,379	989,245
	WPP P.L.C.	139,949	1,462,414
*	Xaar P.L.C.	5,723	10,572
TOTAL UNITED KINGDOM			193,784,761
UNITED STATES — (0.1%)
#*	Arko Corp.	4,919	42,765
*	Golden Star Resources, Ltd.	10,349	38,847
	Ovintiv, Inc.	11,224	176,887
	Ovintiv, Inc.	41,453	651,908
	Primo Water Corp.	42,856	662,125
TOTAL UNITED STATES			1,572,532
TOTAL COMMON STOCKS			1,427,504,659
PREFERRED STOCKS — (0.6%)
GERMANY — (0.6%)
	Bayerische Motoren Werke AG	6,387	416,840
	Biotest AG	1,499	50,831
	Draegerwerk AG & Co. KGaA	1,739	148,289
	Fuchs Petrolub SE	12,105	688,746
	Henkel AG & Co. KGaA	3,344	346,344
	Jungheinrich AG	18,575	846,942
	Porsche Automobil Holding SE	13,444	933,751
#	Sartorius AG	3,661	1,819,867
	Sixt SE	2,328	157,738
	STO SE & Co. KGaA	686	108,869
	Volkswagen AG	20,204	3,819,577
TOTAL GERMANY			9,337,794
RIGHTS/WARRANTS — (0.0%)
CANADA — (0.0%)
#*	Cenovus Energy, Inc. Warrants 01/01/26	5,111	14,189
*	Pan American Silver Corp. Rights 02/22/29	51,227	39,445
*	Pan American Silver Corp. Rights 02/22/29	16,073	12,376
TOTAL CANADA			66,010

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»

GERMANY — (0.0%)
*	7C Solarparken AG Rights 02/01/21	9,453	$102
SINGAPORE — (0.0%)
*	Ezion Holdings, Ltd. Warrants 04/16/23	155,491	0
SPAIN — (0.0%)
*	ACS Actividades de Construccion y Servicios SA Rights 02/10/21	43,465	21,415
*	Sacyr SA Rights 02/03/21	109,418	5,444
TOTAL SPAIN			26,859
SWEDEN — (0.0%)
#*	Modern Times Group MTG AB Rights 02/10/21	19,257	35,904
SWITZERLAND — (0.0%)
*	Cie Financiere Richemont SA Warrants 11/22/23	36,718	11,954
TOTAL RIGHTS/WARRANTS			140,829
TOTAL INVESTMENT SECURITIES (Cost $1,195,070,161)			1,436,983,282

			Value†
SECURITIES LENDING COLLATERAL — (3.5%)
@§	The DFA Short Term Investment Fund	4,444,673	51,429,315
TOTAL INVESTMENTS — (100.0%)
(Cost $1,246,487,683)^^			$1,488,412,597
Summary of the Portfolio's investments as of January 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$296,968	$95,583,343	—	$95,880,311
Austria	—	8,511,851	—	8,511,851
Belgium	575,744	13,229,349	—	13,805,093
Canada	156,658,203	317,509	—	156,975,712
China	—	1,076,028	—	1,076,028
Denmark	—	22,330,479	—	22,330,479
Finland	—	26,531,215	—	26,531,215
France	178,827	113,235,755	—	113,414,582
Germany	2,249,893	97,730,121	—	99,980,014
Hong Kong	7,426	37,036,222	—	37,043,648
Ireland	5,722,039	7,953,999	—	13,676,038
Israel	1,140,762	10,911,620	—	12,052,382
Italy	461,519	38,465,451	—	38,926,970
Japan	—	333,123,050	—	333,123,050
Netherlands	15,080,344	44,932,290	—	60,012,634
New Zealand	—	8,757,167	—	8,757,167
Norway	54,981	13,233,362	—	13,288,343
Portugal	—	3,303,753	—	3,303,753
Singapore	—	14,412,822	—	14,412,822
Spain	100,552	31,719,115	—	31,819,667
Sweden	116,558	53,168,733	—	53,285,291
Switzerland	5,774,275	68,166,041	—	73,940,316
United Kingdom	35,648,036	158,136,725	—	193,784,761

International Social Core Equity Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
United States	$1,572,532	—	—	$1,572,532
Preferred Stocks
Germany	—	$9,337,794	—	9,337,794
Rights/Warrants
Canada	—	66,010	—	66,010
Germany	—	102	—	102
Spain	—	26,859	—	26,859
Sweden	—	35,904	—	35,904
Switzerland	—	11,954	—	11,954
Securities Lending Collateral	—	51,429,315	—	51,429,315
TOTAL	$225,638,659	$1,262,773,938	—	$1,488,412,597

Global Social Core Equity Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2021
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
Investment in U.S. Social Core Equity 2 Portfolio of DFA Investment Dimensions Group Inc.	2,553,075	$51,291,265
Investment in International Social Core Equity Portfolio of DFA Investment Dimensions Group Inc.	2,023,920	27,990,807
Investment in Emerging Markets Social Core Equity Portfolio of DFA Investment Dimensions Group Inc.	793,037	12,656,878
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $78,555,815)		$91,938,950

TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund, 0.030% (Cost $46,600)	46,600	46,600
TOTAL INVESTMENTS — (100.0%) (Cost $78,602,415)^^		$91,985,550
Summary of the Portfolio's investments as of January 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$91,938,950	—	—	$91,938,950
Temporary Cash Investments	46,600	—	—	46,600
TOTAL	$91,985,550	—	—	$91,985,550

Emerging Markets Social Core Equity Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2021
(Unaudited)
		Shares	Value»
COMMON STOCKS — (97.5%)
BRAZIL — (4.0%)
	AES Tiete Energia SA	91,927	$282,935
	AES Tiete Energia SA	14,760	9,064
	Alliar Medicos A Frente SA	18,837	36,804
	Alupar Investimento SA	63,339	296,934
*	Anima Holding SA	18,841	115,462
	Arezzo Industria e Comercio SA	14,328	184,802
	Atacadao SA	84,533	294,168
*	Azul SA, ADR	21,123	463,650
*	B2W Cia Digital	12,190	183,405
	B3 SA - Brasil Bolsa Balcao	128,031	1,399,323
#	Banco Bradesco SA, ADR	415,984	1,888,569
	Banco Bradesco SA	122,481	484,426
	Banco BTG Pactual SA	27,039	469,726
	Banco do Brasil SA	110,874	686,149
	Banco Santander Brasil SA	39,009	279,909
	BB Seguridade Participacoes SA	137,695	696,100
*	BR Malls Participacoes SA	184,037	321,226
	BR Properties SA	51,200	84,220
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	17,000	80,100
#*	Braskem SA, Sponsored ADR	31,186	276,620
*	BRF SA	88,349	342,648
	Camil Alimentos SA	40,653	78,685
	CCR SA	397,361	880,216
	Centrais Eletricas Brasileiras SA	39,182	205,456
	Cia Brasileira de Distribuicao	40,861	563,693
	Cia de Locacao das Americas	131,121	626,919
	Cia de Saneamento Basico do Estado de Sao Paulo	67,036	500,742
#	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	15,067	112,249
	Cia de Saneamento de Minas Gerais-COPASA	67,860	192,365
	Cia de Saneamento do Parana	110,909	441,901
	Cia de Saneamento do Parana	35,900	31,101
	Cia Energetica de Minas Gerais	36,199	107,181
	Cia Hering	22,800	71,925
	Cia Paranaense de Energia	7,300	82,921
	Cia Siderurgica Nacional SA, Sponsored ADR	253,112	1,394,647
	Cielo SA	449,277	337,487
*	Cogna Educacao	464,320	383,581
	Construtora Tenda SA	27,523	146,232
*	Cosan Logistica SA	78,711	270,744
	Cosan SA	28,397	389,567
	CSU Cardsystem SA	21,700	60,205
*	CVC Brasil Operadora e Agencia de Viagens SA	27,661	96,258
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	19,834	92,910
	Direcional Engenharia SA	46,496	118,207
	Duratex SA	136,852	496,993
*	EcoRodovias Infraestrutura e Logistica SA	80,044	177,456
	EDP - Energias do Brasil SA	97,712	344,494
#*	Embraer SA, Sponsored ADR	56,585	363,276
	Enauta Participacoes SA	18,400	38,506
	Energisa SA	67,855	610,787
*	Eneva SA	47,528	543,783
	Engie Brasil Energia SA	46,911	368,333
	Equatorial Energia SA	263,854	1,086,009
	Even Construtora e Incorporadora SA	50,000	103,630
	Fleury SA	80,960	388,568

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Fras-Le SA	24,000	$45,794
*	Gafisa SA	65,913	54,572
#*	Gol Linhas Aereas Inteligentes SA, ADR	19,848	172,086
	Grendene SA	67,936	95,732
	Guararapes Confeccoes SA	48,436	132,346
*	Helbor Empreendimentos SA	39,936	73,794
	Iguatemi Empresa de Shopping Centers SA	18,700	117,264
	Industrias Romi SA	17,616	51,128
	Instituto Hermes Pardini SA	18,968	74,847
*	International Meal Co. Alimentacao SA, Class A	50,116	32,242
	Iochpe-Maxion SA	53,800	137,563
	IRB Brasil Resseguros SA	168,024	221,108
	Itau Unibanco Holding SA	54,639	257,846
	JBS SA	370,435	1,637,080
	JHSF Participacoes SA	113,941	150,355
	JSL SA	9,924	17,340
	Kepler Weber SA	6,872	46,672
	Klabin SA	263,419	1,352,867
*	Light SA	120,784	453,873
	Localiza Rent a Car SA	113,638	1,326,753
	LOG Commercial Properties e Participacoes SA	15,776	96,592
*	Log-in Logistica Intermodal SA	25,395	67,811
	Lojas Americanas SA	35,418	122,151
	Lojas Renner SA	174,605	1,323,403
	M Dias Branco SA	25,598	141,010
	Magazine Luiza SA	209,160	966,018
	Mahle-Metal Leve SA	10,837	37,415
	Marcopolo SA	67,500	33,433
*	Marfrig Global Foods SA	84,700	205,736
*	Marisa Lojas SA	55,309	63,281
*	Mills Estruturas e Servicos de Engenharia SA	79,911	83,980
	Minerva SA	13,600	23,067
	Movida Participacoes SA	27,751	95,760
	MRV Engenharia e Participacoes SA	104,941	364,418
	Multiplan Empreendimentos Imobiliarios SA	24,000	92,993
*	Natura & Co. Holding SA	192,914	1,729,788
	Odontoprev SA	95,732	247,930
*	Omega Geracao SA	24,093	177,327
*	Petro Rio SA	27,600	355,581
	Petrobras Distribuidora SA	119,731	509,000
	Petroleo Brasileiro SA, Sponsored ADR	94,950	928,611
	Petroleo Brasileiro SA, Sponsored ADR	205,156	2,061,818
	Petroleo Brasileiro SA	958,410	4,787,320
	Porto Seguro SA	50,091	441,091
	Portobello SA	21,400	31,134
*	Profarma Distribuidora de Produtos Farmaceuticos SA	16,726	18,586
	Qualicorp Consultoria e Corretora de Seguros SA	113,481	645,245
	Raia Drogasil SA	191,305	871,316
*	Restoque Comercio e Confeccoes de Roupas SA	10,159	8,244
*	Rumo SA	248,120	920,574
	Sao Carlos Empreendimentos e Participacoes SA	8,500	59,221
	Sao Martinho SA	118,242	643,789
	Ser Educacional SA	13,385	35,986
	SIMPAR SA	28,300	183,101
	SLC Agricola SA	30,400	192,410
	Smiles Fidelidade SA	36,500	143,227
	Sul America SA	89,351	651,753
*	Suzano SA	142,054	1,611,005
*	Suzano SA, Sponsored ADR	597	6,762

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
*	Tecnisa SA	24,371	$38,529
	Tegma Gestao Logistica SA	8,588	39,633
	Telefonica Brasil SA	70,769	584,633
#	Telefonica Brasil SA	19,463	160,764
*	Terra Santa Agro SA	1,900	9,195
	TIM SA	182,132	442,730
	TOTVS SA	64,900	336,872
	Transmissora Alianca de Energia Eletrica SA	118,153	692,972
	Trisul SA	43,752	86,362
*	Tupy SA	35,800	138,256
	Ultrapar Participacoes SA	97,988	390,061
	Ultrapar Participacoes SA, Sponsored ADR	43,722	174,451
	Unipar Carbocloro SA	4,633	44,692
	Usinas Siderurgicas de Minas Gerais SA Usiminas	36,500	94,529
	Vale SA	1,013,023	16,283,830
*	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	28,992	45,623
*	Via Varejo SA	150,184	403,225
*	Vulcabras Azaleia SA	46,309	69,149
	WEG SA	104,353	1,598,081
	Wiz Solucoes e Corretagem de Seguros SA	25,000	35,046
	YDUQS Participacoes SA	130,136	797,979
TOTAL BRAZIL			70,479,028
CHILE — (0.6%)
	AES Gener SA	1,278,025	214,449
	Aguas Andinas SA, Class A	905,121	274,717
#	Banco de Chile, ADR	15,877	325,960
	Banco de Credito e Inversiones SA	7,419	310,966
	Banco Santander Chile, ADR	15,160	306,080
	Besalco SA	205,940	117,765
	Camanchaca SA	88,516	7,771
	CAP SA	30,941	393,632
	Cencosud SA	374,528	649,779
*	Cia Sud Americana de Vapores SA	8,594,661	362,476
	Colbun SA	1,932,355	333,201
	Embotelladora Andina SA, ADR, Class B	12,656	196,674
	Empresa Nacional de Telecomunicaciones SA	89,447	547,868
	Empresas CMPC SA	132,896	355,363
	Empresas COPEC SA	34,153	358,574
	Empresas Hites SA	72,367	11,322
	Enel Americas SA, ADR	184,847	1,384,500
	Enel Americas SA	2,676,676	402,555
	Enel Chile SA, ADR	159,898	588,423
	Engie Energia Chile SA	186,876	223,265
	Falabella SA	52,767	180,591
	Forus SA	44,154	86,526
	Grupo Security SA	634,725	129,379
	Hortifrut SA	9,628	12,299
	Inversiones Aguas Metropolitanas SA	269,993	213,087
	Inversiones La Construccion SA	12,479	92,595
	Itau CorpBanca Chile SA	31,741,013	108,013
#	Itau CorpBanca Chile SA, ADR	4,431	22,332
	Molibdenos y Metales SA	3,068	20,757
	Multiexport Foods SA	291,298	105,856
	Parque Arauco SA	159,932	234,302
	PAZ Corp. SA	103,525	90,824
	Plaza SA	36,124	54,022
	Ripley Corp. SA	387,401	114,896

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHILE — (Continued)
	Salfacorp SA	151,797	$95,346
	Sigdo Koppers SA	166,984	198,220
	SMU SA	443,423	63,390
	Sociedad Matriz SAAM SA	2,661,545	206,447
	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	20,736	1,056,292
	Socovesa SA	166,772	49,387
	SONDA SA	242,411	140,124
TOTAL CHILE			10,640,025
CHINA — (35.2%)
*	21Vianet Group, Inc., ADR	21,649	816,817
	360 Security Technology, Inc., Class A	33,100	83,073
	361 Degrees International, Ltd.	365,000	60,236
*	3SBio, Inc.	568,000	528,014
*	51job, Inc., ADR	8,245	543,016
	5I5J Holding Group Co., Ltd., Class A	66,300	38,670
	AAC Technologies Holdings, Inc.	311,000	1,686,403
	AAG Energy Holdings, Ltd.	183,860	30,064
	Accelink Technologies Co Ltd, Class A	12,300	49,060
	Addsino Co., Ltd., Class A	18,900	72,398
*	Advanced Technology & Materials Co., Ltd., Class A	20,000	19,469
	AECC Aero-Engine Control Co., Ltd., Class A	13,000	42,129
	Aerospace Hi-Tech Holdings Grp, Ltd., Class A	26,500	37,700
	Agile Group Holdings, Ltd.	760,749	945,280
	Agricultural Bank of China, Ltd., Class H	7,160,000	2,581,759
	Aier Eye Hospital Group Co., Ltd., Class A	31,969	388,570
#	Air China, Ltd., Class H	716,000	495,455
	Aisino Corp., Class A	32,500	57,443
	Ajisen China Holdings, Ltd.	284,000	43,785
#	Ak Medical Holdings, Ltd.	38,000	68,150
	AKM Industrial Co., Ltd.	70,000	9,109
*	Alibaba Group Holding Ltd.	362,400	11,500,584
*	Alibaba Group Holding, Ltd., Sponsored ADR	175,235	44,479,900
*	Alibaba Health Information Technology, Ltd.	274,000	854,215
*	Alibaba Pictures Group, Ltd.	2,870,000	361,588
	A-Living Smart City Services Co., Ltd., Class H	398,000	1,728,555
*	Alpha Group, Class A	20,400	17,279
*	Aluminum Corp. of China, Ltd., ADR	4,838	37,011
*	Aluminum Corp. of China, Ltd., Class H	1,158,000	351,250
	Amoy Diagnostics Co., Ltd., Class A	3,800	43,731
	An Hui Wenergy Co., Ltd., Class A	35,100	20,389
	Angang Steel Co., Ltd., Class H	771,200	302,142
	Anhui Anke Biotechnology Group Co., Ltd., Class A	16,800	36,531
	Anhui Conch Cement Co., Ltd., Class H	485,500	2,868,249
	Anhui Construction Engineering Group Co., Ltd., Class A	32,300	17,936
	Anhui Expressway Co., Ltd., Class H	148,000	93,168
*	Anhui Guangxin Agrochemical Co., Ltd., Class A	13,800	61,343
	Anhui Hengyuan Coal Industry and Electricity Power Co., Ltd., Class A	19,000	14,983
	Anhui Jiangnan Chemical Industry Co., Ltd., Class A	39,400	37,729
	Anhui Jinhe Industrial Co., Ltd., Class A	15,005	102,659
	Anhui Korrun Co., Ltd., Class A	2,400	8,121
	Anhui Transport Consulting & Design Institute Co., Ltd., Class A	12,400	16,835
	Anhui Truchum Advanced Materials & Technology Co., Ltd., Class A	21,100	24,717
	Anhui Xinhua Media Co., Ltd., Class A	27,300	20,072
	Anhui Zhongding Sealing Parts Co., Ltd., Class A	27,700	42,435
#	ANTA Sports Products, Ltd.	252,000	4,150,071
#*	Anton Oilfield Services Group	1,034,000	62,953
	Aoshikang Technology Co., Ltd., Class A	2,400	20,029
*	Aowei Holdings, Ltd.	78,000	15,284

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Apeloa Pharmaceutical Co., Ltd., Class A	23,700	$82,368
	APT Satellite Holdings, Ltd.	146,000	42,074
	Asia Cement China Holdings Corp.	279,500	239,988
#	AsiaInfo Technologies, Ltd.	45,600	68,173
	Asymchem Laboratories Tianjin Co., Ltd., Class A	2,100	95,126
	Ausnutria Dairy Corp., Ltd.	217,000	352,594
	Autobio Diagnostics Co., Ltd., Class A	2,400	49,032
	Avary Holding Shenzhen Co., Ltd., Class A	11,200	69,396
	Avic Capital Co., Ltd., Class A	79,700	50,561
	AVIC Electromechanical Systems Co., Ltd., Class A	26,800	47,163
	Avic Heavy Machinery Co., Ltd., Class A	14,200	42,414
*	AVIC International Holding HK, Ltd.	1,469,171	28,907
	AVIC Jonhon Optronic Technology Co., Ltd., Class A	7,356	78,861
	AVIC Xi'an Aircraft Industry Group Co., Ltd., Class A	20,000	96,102
	AviChina Industry & Technology Co., Ltd., Class H	853,000	637,735
	AVICOPTER P.L.C., Class A	6,300	54,486
*	BAIC BluePark New Energy Technology Co., Ltd., Class A	22,200	29,875
	BAIC Motor Corp., Ltd., Class H	936,000	329,179
*	Baidu, Inc., Sponsored ADR	45,597	10,716,207
	BAIOO Family Interactive, Ltd.	356,000	80,073
	Bank of Beijing Co., Ltd., Class A	244,700	178,912
	Bank of Changsha Co., Ltd., Class A	54,996	85,063
	Bank of Chengdu Co., Ltd., Class A	67,800	109,076
	Bank of China, Ltd., Class H	13,083,356	4,428,505
	Bank of Chongqing Co., Ltd., Class H	211,000	133,487
	Bank of Communications Co., Ltd., Class H	1,844,580	997,421
	Bank of Guiyang Co., Ltd., Class A	33,817	40,862
	Bank of Hangzhou Co., Ltd., Class A	80,900	183,685
	Bank of Jiangsu Co., Ltd., Class A	190,320	162,317
	Bank of Nanjing Co., Ltd., Class A	176,400	218,013
	Bank of Ningbo Co., Ltd., Class A	117,326	697,213
	Bank of Shanghai Co., Ltd., Class A	164,400	205,911
	Bank of Tianjin Co Ltd., Class H	45,000	18,123
	Bank of Zhengzhou Co., Ltd., Class H	78,100	19,904
	Baoshan Iron & Steel Co., Ltd., Class A	207,500	210,246
	Baosheng Science and Technology Innovation Co., Ltd., Class A	31,000	19,570
*	Baoye Group Co., Ltd., Class H	98,000	46,111
*	Baozun, Inc., Sponsored ADR	17,140	702,569
	BBMG Corp., Class H	1,120,282	217,442
	Befar Group Co., Ltd., Class A	29,100	22,960
	Beibuwan Port Co., Ltd., Class A	12,900	17,730
	Beijing Aosaikang Pharmaceutical Co., Ltd., Class A	19,000	37,529
*	Beijing BDStar Navigation Co., Ltd., Class A	4,400	30,693
	Beijing Capital Co., Ltd., Class A	189,410	82,522
	Beijing Capital Development Co., Ltd., Class A	59,400	52,144
	Beijing Capital International Airport Co., Ltd., Class H	948,000	728,673
	Beijing Capital Land, Ltd., Class H	868,000	154,438
#	Beijing Chunlizhengda Medical Instruments Co., Ltd., Class H	25,250	68,056
	Beijing Dabeinong Technology Group Co., Ltd., Class A	40,488	57,958
*	Beijing Easpring Material Technology Co., Ltd., Class A	6,900	61,521
	Beijing E-Hualu Information Technology Co., Ltd., Class A	13,160	55,663
	Beijing Enlight Media Co., Ltd., Class A	22,200	44,869
*	Beijing Enterprises Clean Energy Group, Ltd.	5,400,000	76,217
*	Beijing Enterprises Medical & Health Group, Ltd.	936,000	14,963
	Beijing Enterprises Water Group, Ltd.	2,278,000	925,060
	Beijing Forever Technology Co., Ltd., Class A	12,200	17,957
*	Beijing Gas Blue Sky Holdings, Ltd.	2,280,000	34,112
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	18,100	34,758
	Beijing Global Safety Technology Co., Ltd., Class A	3,550	14,581

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Beijing Jetsen Technology Co., Ltd., Class A	52,100	$24,169
	Beijing Jingneng Clean Energy Co., Ltd., Class H	482,000	153,960
*	Beijing Jingxi Culture & Tourism Co., Ltd., Class A	22,700	17,465
	Beijing Konruns Pharmaceutical Co., Ltd., Class A	3,700	19,557
	Beijing Kunlun Tech Co., Ltd., Class A	14,100	52,123
	Beijing New Building Materials P.L.C., Class A	23,254	183,440
	Beijing North Star Co., Ltd., Class H	524,000	95,585
*	Beijing Orient Landscape & Environment Co., Ltd., Class A	90,100	55,204
	Beijing Orient National Communication Science & Technology Co., Ltd., Class A	22,000	32,126
	Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A	27,903	208,638
	Beijing Originwater Technology Co., Ltd., Class A	34,200	38,172
	Beijing Sanju Environmental Protection and New Material Co., Ltd., Class A	66,700	62,789
	Beijing Shiji Information Technology Co., Ltd., Class A	8,100	41,772
*	Beijing Shougang Co., Ltd., Class A	27,900	16,390
	Beijing Shuzhi Technology Co., Ltd., Class A	32,000	12,485
	Beijing Sinnet Technology Co., Ltd., Class A	27,500	69,594
	Beijing SL Pharmaceutical Co., Ltd., Class A	24,600	32,321
	Beijing SPC Environment Protection Tech Co., Ltd., Class A	24,100	17,388
	Beijing SuperMap Software Co., Ltd., Class A	12,757	31,820
	Beijing Thunisoft Corp., Ltd., Class A	11,100	33,583
	Beijing Tiantan Biological Products Corp., Ltd., Class A	16,920	100,632
*	Beijing Ultrapower Software Co., Ltd., Class A	35,600	24,023
*	Beijing UniStrong Science & Technology Co., Ltd., Class A	8,800	7,551
	Beijing Urban Construction Design & Development Group Co., Ltd., Class H	125,000	31,372
	Beijing Zhong Ke San Huan High-Tech Co., Ltd., Class A	29,600	43,324
*	Berry Genomics Co., Ltd., Class A	8,100	40,875
#	Best Pacific International Holdings, Ltd.	134,000	24,568
#*	BEST, Inc.	49,903	110,286
	Bestsun Energy Co., Ltd., Class A	40,000	32,408
	Bestway Global Holding, Inc.	80,000	22,126
	Betta Pharmaceuticals Co., Ltd., Class A	2,700	53,704
	Better Life Commercial Chain Share Co., Ltd., Class A	10,900	12,920
	Biem.L.Fdlkk Garment Co., Ltd., Class A	16,200	40,475
	BII Railway Transportation Technology Holdings Co., Ltd.	116,000	10,291
	Blue Sail Medical Co., Ltd., Class A	28,200	105,936
*	Bluedon Information Security Technology Co., Ltd., Class A	22,600	15,853
*	Bluefocus Intelligent Communications Group Co., Ltd., Class A	61,900	61,278
*	Bohai Leasing Co., Ltd., Class A	197,100	71,526
	Bosideng International Holdings, Ltd.	1,540,000	680,938
*	Boyaa Interactive International, Ltd.	202,000	17,189
	Bright Dairy & Food Co., Ltd., Class A	30,569	87,526
	Bright Real Estate Group Co., Ltd., Class A	53,200	19,149
	Brilliance China Automotive Holdings, Ltd.	1,200,000	938,184
	B-Soft Co., Ltd., Class A	24,000	46,958
	BTG Hotels Group Co., Ltd., Class A	17,400	58,329
#	BYD Co., Ltd., Class H	204,000	6,161,536
#	BYD Electronic International Co., Ltd.	340,500	2,345,076
	By-health Co., Ltd., Class A	11,000	37,723
	C C Land Holdings, Ltd.	726,187	169,209
	C&D International Investment Group, Ltd.	121,000	193,098
*	C&D Property Management Group Co., Ltd.	121,000	42,293
	C&S Paper Co., Ltd., Class A	21,300	77,116
*	CA Cultural Technology Group, Ltd.	208,000	63,069
	Cabbeen Fashion, Ltd.	119,000	43,035
	Caitong Securities Co., Ltd., Class A	34,900	58,923
	Camel Group Co., Ltd., Class A	34,500	47,258
	Canny Elevator Co., Ltd., Class A	11,900	17,772

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Canvest Environmental Protection Group Co., Ltd.	148,000	$60,686
*	Capital Environment Holdings, Ltd.	1,962,000	34,936
*	CAR, Inc.	106,000	54,395
	Carrianna Group Holdings Co., Ltd.	248,000	14,709
*	CCOOP Group Co., Ltd., Class A	84,500	32,980
*	CECEP COSTIN New Materials Group, Ltd.	186,000	2,699
	CECEP Solar Energy Co., Ltd., Class A	59,700	57,295
	CECEP Wind-Power Corp., Class A	32,400	17,660
	Central China Real Estate, Ltd.	432,194	179,933
*	Central China Securities Co., Ltd., Class H	387,000	78,668
	Centre Testing International Group Co Ltd, Class A	10,500	47,798
*	CGN New Energy Holdings Co., Ltd.	766,000	166,700
	CGN Nuclear Technology Development Co., Ltd., Class A	15,300	23,723
	CGN Power Co., Ltd., Class H	1,780,000	382,866
	Chacha Food Co., Ltd., Class A	12,500	120,238
	Changjiang Securities Co., Ltd., Class A	49,100	58,574
	Changsha Jingjia Microelectronics Co., Ltd., Class A	4,923	55,606
	Changzhou Tronly New Electronic Materials Co., Ltd., Class A	7,900	13,728
	Changzhou Xingyu Automotive Lighting Systems Co., Ltd., Class A	3,100	102,419
	Chanjet Information Technology Co., Ltd., Class H	7,000	20,672
	Chaowei Power Holdings, Ltd.	282,000	119,595
	Chaozhou Three-Circle Group Co., Ltd., Class A	13,600	81,870
	Cheetah Mobile, Inc., ADR	18,932	40,136
*	ChemPartner PharmaTech Co., Ltd., Class A	12,100	23,722
	Chengdu Fusen Noble-House Industrial Co., Ltd., Class A	19,540	40,483
	Chengdu Hongqi Chain Co., Ltd., Class A	33,900	30,618
	Chengdu Jiafaantai Education Technology Co., Ltd., Class A	8,100	15,566
	Chengdu Kanghong Pharmaceutical Group Co., Ltd., Class A	6,388	40,128
	Chengdu Xingrong Environment Co., Ltd., Class A	61,400	43,053
	China Aerospace International Holdings, Ltd.	784,000	67,535
	China Aerospace Times Electronics Co., Ltd., Class A	82,000	84,291
	China Aircraft Leasing Group Holdings, Ltd.	136,500	113,748
	China Aoyuan Group, Ltd.	642,000	564,818
	China Avionics Systems Co., Ltd., Class A	17,500	49,493
	China Baoan Group Co., Ltd., Class A	20,100	21,263
	China Bester Group Telecom Co., Ltd., Class A	4,800	8,704
	China Beststudy Education Group	132,000	45,878
	China BlueChemical, Ltd., Class H	973,143	195,254
	China Building Material Test & Certification Group Co., Ltd., Class A	7,600	25,724
	China CAMC Engineering Co., Ltd., Class A	31,300	31,269
*	China Chengtong Development Group, Ltd.	1,142,000	25,169
	China Cinda Asset Management Co., Ltd., Class H	2,598,000	491,129
	China CITIC Bank Corp., Ltd., Class H	1,704,000	754,838
	China Coal Energy Co., Ltd., Class H	901,000	261,075
	China Common Rich Renewable Energy Investments, Ltd.	1,016,000	122,852
	China Communications Services Corp., Ltd., Class H	940,800	419,829
	China Conch Venture Holdings, Ltd.	380,000	1,806,803
	China Construction Bank Corp., Class H	26,724,990	20,242,002
*	China CSSC Holdings, Ltd., Class A	5,500	13,578
	China CYTS Tours Holding Co., Ltd., Class A	24,900	38,249
	China Datang Corp. Renewable Power Co., Ltd., Class H	690,000	148,338
*	China Dili Group	828,585	264,753
	China Distance Education Holdings, Ltd., ADR	15,985	153,456
#	China Dongxiang Group Co., Ltd.	1,381,000	136,863
*	China Dynamics Holdings, Ltd.	1,120,000	16,654
	China Eastern Airlines Corp., Ltd., ADR	4,656	93,399
	China Eastern Airlines Corp., Ltd., Class H	514,000	206,128
	China Education Group Holdings, Ltd.	234,000	490,974
	China Electronics Huada Technology Co., Ltd.	270,000	29,150

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#	China Electronics Optics Valley Union Holding Co., Ltd.	572,000	$30,615
	China Energy Engineering Corp., Ltd., Class H	676,000	65,244
	China Everbright Bank Co., Ltd., Class H	879,000	361,055
	China Everbright Environment Group, Ltd.	1,357,592	761,992
#	China Everbright Greentech, Ltd.	302,000	129,382
	China Everbright, Ltd.	498,000	639,859
	China Evergrande Group	701,000	1,344,463
	China Express Airlines Co., Ltd., Class A	15,700	34,143
	China Film Co., Ltd., Class A	22,100	42,255
	China Foods, Ltd.	436,000	180,185
	China Fortune Land Development Co., Ltd., Class A	81,809	119,659
	China Galaxy Securities Co., Ltd., Class H	988,500	591,168
	China Gas Holdings, Ltd.	846,400	2,978,879
	China Gezhouba Group Co., Ltd., Class A	87,300	87,414
*	China Glass Holdings, Ltd.	200,000	21,114
*	China Grand Automotive Services Group Co., Ltd., Class A	74,000	28,311
	China Great Wall Securities Co., Ltd., Class A	16,100	29,156
	China Greatwall Technology Group Co., Ltd., Class A	33,200	88,614
*	China Greenland Broad Greenstate Group Co., Ltd.	184,000	7,229
	China Hanking Holdings, Ltd.	191,000	33,533
	China Harmony Auto Holding, Ltd.	382,000	168,246
*	China High Precision Automation Group, Ltd.	73,000	2,154
	China High Speed Railway Technology Co., Ltd., Class A	99,600	38,153
	China High Speed Transmission Equipment Group Co., Ltd.	148,000	139,277
	China Hongqiao Group, Ltd.	759,000	670,104
	China Huarong Asset Management Co., Ltd., Class H	3,661,000	423,496
*	China International Capital Corp., Ltd., Class H	306,400	798,844
	China International Marine Containers Group Co., Ltd., Class H	225,600	363,308
	China Jinmao Holdings Group, Ltd.	1,667,120	652,509
	China Jushi Co., Ltd., Class A	35,600	123,639
	China Kepei Education Group, Ltd.	234,000	164,603
	China Kings Resources Group Co., Ltd., Class A	5,900	24,635
	China Lesso Group Holdings, Ltd.	563,000	933,999
	China Life Insurance Co., Ltd., ADR	32,164	342,225
	China Life Insurance Co., Ltd., Class H	698,000	1,482,389
	China Lilang, Ltd.	206,000	138,698
#*	China Literature, Ltd.	47,800	453,598
#*	China Logistics Property Holdings Co., Ltd.	279,000	159,795
*	China Longevity Group Co., Ltd.	30,000	994
	China Longyuan Power Group Corp., Ltd., Class H	1,122,000	1,642,417
#*	China Lumena New Materials Corp.	23,400	0
	China Machinery Engineering Corp., Class H	491,000	222,360
#*	China Maple Leaf Educational Systems, Ltd.	570,000	137,905
	China Medical System Holdings, Ltd.	718,000	1,028,712
	China Meheco Co., Ltd., Class A	24,500	51,256
	China Meidong Auto Holdings, Ltd.	188,000	632,237
	China Mengniu Dairy Co., Ltd.	737,000	4,382,903
	China Merchants Bank Co., Ltd., Class H	1,123,598	8,604,366
	China Merchants Land, Ltd.	652,000	93,777
	China Merchants Port Holdings Co., Ltd.	661,731	921,161
	China Merchants Securities Co., Ltd., Class H	92,940	143,031
	China Merchants Shekou Industrial Zone Holdings Co., Ltd., Class A	52,500	95,748
	China Metal Recycling Holdings, Ltd.	130,581	0
	China Minsheng Banking Corp., Ltd., Class H	1,603,020	916,563
#*	China Modern Dairy Holdings, Ltd.	1,337,000	430,914
	China Molybdenum Co., Ltd., Class H	882,000	554,481
	China National Accord Medicines Corp., Ltd., Class A	10,500	62,228
	China National Building Material Co., Ltd., Class H	1,876,000	2,235,842
	China National Medicines Corp., Ltd., Class A	13,200	80,787

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China National Software & Service Co., Ltd., Class A	2,000	$19,292
	China New Town Development Co., Ltd.	416,254	7,920
*	China Nonferrous Metal Industry's Foreign Engineering and Construction Co., Ltd., Class A	55,800	39,778
*	China Northern Rare Earth Group High-Tech Co., Ltd., Class A	27,700	76,026
*	China Oceanwide Holdings, Ltd.	728,000	12,975
*	China Oil & Gas Group, Ltd.	2,350,000	122,572
	China Oilfield Services, Ltd., Class H	776,000	854,350
	China Oriental Group Co., Ltd.	678,000	183,597
	China Overseas Grand Oceans Group, Ltd.	965,250	490,818
	China Overseas Land & Investment, Ltd.	1,510,000	3,430,073
	China Overseas Property Holdings, Ltd.	577,000	355,287
	China Pacific Insurance Group Co., Ltd., Class H	821,000	3,381,506
	China Pioneer Pharma Holdings, Ltd.	119,000	15,006
	China Power International Development, Ltd.	1,625,999	364,336
*	China Properties Group, Ltd.	128,000	7,920
	China Publishing & Media Co., Ltd., Class A	26,700	25,063
	China Railway Group, Ltd., Class H	1,282,000	581,956
	China Railway Hi-tech Industry Co., Ltd., Class A	17,400	22,992
	China Railway Signal & Communication Corp., Ltd., Class H	476,000	184,519
	China Railway Tielong Container Logistics Co., Ltd., Class A	25,000	19,775
*	China Rare Earth Holdings, Ltd.	1,065,200	82,313
	China Reinsurance Group Corp., Class H	1,736,000	180,751
	China Renaissance Holdings, Ltd.	42,500	133,469
	China Resources Cement Holdings, Ltd.	1,186,000	1,307,346
	China Resources Double Crane Pharmaceutical Co., Ltd., Class A	21,041	36,537
	China Resources Land, Ltd.	978,222	3,870,966
	China Resources Power Holdings Co., Ltd.	521,903	550,664
	China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A	22,881	87,742
	China Sanjiang Fine Chemicals Co., Ltd.	397,000	137,425
	China SCE Group Holdings, Ltd.	1,190,600	447,538
	China Science Publishing & Media, Ltd., Class A	13,800	19,510
#*	China Shanshui Cement Group, Ltd.	381,000	88,815
*	China Shengmu Organic Milk, Ltd.	1,109,000	110,029
	China Shenhua Energy Co., Ltd., Class H	1,267,384	2,341,091
	China Shineway Pharmaceutical Group, Ltd.	131,000	92,613
*	China Silver Group, Ltd.	428,000	45,638
	China South City Holdings, Ltd.	3,086,000	333,014
	China South Publishing & Media Group Co., Ltd., Class A	29,700	43,133
*	China Southern Airlines Co., Ltd., Sponsored ADR	5,478	152,288
*	China Southern Airlines Co., Ltd., Class H	570,000	317,382
	China State Construction Engineering Corp., Ltd., Class A	509,200	378,165
*	China Sunshine Paper Holdings Co., Ltd.	178,000	38,877
	China Suntien Green Energy Corp., Ltd., Class H	647,000	188,601
	China Taiping Insurance Holdings Co., Ltd.	649,212	1,146,149
	China Tian Lun Gas Holdings, Ltd.	105,500	91,408
*	China Tianrui Group Cement Co., Ltd.	59,000	52,669
*	China Tianying, Inc., Class A	86,200	51,379
	China Tourism Group Duty Free Corp., Ltd., Class A	16,144	731,355
	China Tower Corp., Ltd., Class H	1,658,000	238,718
	China Traditional Chinese Medicine Holdings Co., Ltd.	1,092,000	605,630
	China TransInfo Technology Co., Ltd., Class A	31,800	87,195
*	China Travel International Investment Hong Kong, Ltd.	1,172,000	159,750
	China Vanke Co., Ltd., Class H	525,300	1,879,446
	China Vast Industrial Urban Development Co., Ltd.	185,000	73,966
	China Water Affairs Group, Ltd.	296,000	229,646
*	China Water Industry Group, Ltd.	236,000	8,656
	China West Construction Group Co., Ltd., Class A	27,300	34,776
*	China Wood Optimization Holding, Ltd.	100,000	12,877

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Xinhua Education Group, Ltd.	106,000	$30,830
	China XLX Fertiliser, Ltd.	238,000	97,968
	China Yangtze Power Co., Ltd., Class A	213,453	649,004
	China Yongda Automobiles Services Holdings, Ltd.	367,000	513,591
	China Yuhua Education Corp., Ltd.	466,000	407,666
*	China ZhengTong Auto Services Holdings, Ltd.	700,000	68,304
	China Zhenhua Group Science & Technology Co., Ltd., Class A	9,100	87,829
#	China Zheshang Bank Co., Ltd., Class H	108,000	52,355
	China Zhonghua Geotechnical Engineering Group Co., Ltd., Class A	41,500	17,682
*	China Zhongwang Holdings, Ltd.	944,318	224,761
	Chinasoft International, Ltd.	840,000	1,016,621
	Chinese Universe Publishing and Media Group Co., Ltd., Class A	38,900	58,307
*	Chongqing Changan Automobile Co., Ltd., Class A	22,600	60,059
	Chongqing Department Store Co., Ltd., Class A	13,700	57,757
	Chongqing Dima Industry Co., Ltd., Class A	110,000	41,623
	Chongqing Fuling Electric Power Industrial Co., Ltd., Class A	17,860	47,671
	Chongqing Fuling Zhacai Group Co., Ltd., Class A	18,300	126,674
*	Chongqing Iron & Steel Co., Ltd., Class H	210,000	20,540
	Chongqing Machinery & Electric Co., Ltd., Class H	568,000	39,492
	Chongqing Rural Commercial Bank Co., Ltd., Class H	1,151,000	494,979
	Chongqing Zhifei Biological Products Co., Ltd., Class A	16,400	399,878
	Chongqing Zongshen Power Machinery Co., Ltd., Class A	34,500	36,461
	Chow Tai Seng Jewellery Co., Ltd., Class A	10,900	52,656
	Chu Kong Shipping Enterprise Group Co., Ltd.	132,000	15,190
	CIFI Holdings Group Co., Ltd.	1,065,465	873,362
	CIMC Enric Holdings, Ltd.	316,000	194,422
	Cinda Real Estate Co., Ltd., Class A	63,800	37,035
	Cisen Pharmaceutical Co., Ltd., Class A	14,000	27,025
*	CITIC Guoan Information Industry Co., Ltd., Class A	131,000	43,440
*	CITIC Resources Holdings, Ltd.	914,000	34,725
	CITIC Securities Co., Ltd., Class H	349,000	764,080
	CITIC, Ltd.	1,820,433	1,417,156
#*	Citychamp Watch & Jewellery Group, Ltd.	560,000	111,228
*	CMST Development Co., Ltd., Class A	58,900	40,379
	CNHTC Jinan Truck Co., Ltd., Class A	13,833	85,081
	CNNC Hua Yuan Titanium Dioxide Co., Ltd., Class A	76,600	94,473
	COFCO Biotechnology Co., Ltd., Class A	55,100	92,706
#	COFCO Joycome Foods, Ltd.	258,000	93,282
*	Cogobuy Group	185,000	39,949
#	Colour Life Services Group Co., Ltd.	185,088	80,174
#	Comba Telecom Systems Holdings, Ltd.	362,000	107,236
	Concord New Energy Group, Ltd.	3,084,648	206,651
	Consun Pharmaceutical Group, Ltd.	217,000	88,986
	Contemporary Amperex Technology Co., Ltd., Class A	26,650	1,442,291
*	Coolpad Group, Ltd.	420,000	15,349
	COSCO SHIPPING Development Co., Ltd., Class H	1,326,000	209,794
	COSCO SHIPPING Energy Transportation Co., Ltd., Class H	550,000	219,935
*	COSCO SHIPPING Holdings Co., Ltd., Class H	913,000	924,114
	COSCO SHIPPING International Hong Kong Co., Ltd.	250,000	77,314
	COSCO SHIPPING Ports, Ltd.	812,257	576,214
*	Cosmo Lady China Holdings Co., Ltd.	331,000	60,330
	Country Garden Holdings Co., Ltd.	2,836,545	3,407,105
	Country Garden Services Holdings Co., Ltd.	310,287	2,521,899
	CP Pokphand Co., Ltd.	2,448,000	252,063
	CPMC Holdings, Ltd.	259,000	130,480
	CQ Pharmaceutical Holding Co., Ltd., Class A	26,000	19,849
	CSC Financial Co., Ltd., Class H	142,500	208,231
	CSG Holding Co., Ltd., Class A	52,900	53,784
	CSPC Pharmaceutical Group, Ltd.	3,478,640	3,536,377

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	CSSC Offshore and Marine Engineering Group Co., Ltd., Class H	42,000	$44,923
	CSSC Science & Technology Co., Ltd., Class A	11,700	20,731
*	CT Environmental Group, Ltd.	882,000	7,258
	CTS International Logistics Corp., Ltd., Class A	40,000	69,272
#*	CWT International, Ltd.	960,000	10,537
*	Cybernaut International Holdings Co., Ltd.	1,200,000	13,475
	D&O Home Collection Co., Ltd., Class A	10,300	31,201
	Da An Gene Co., Ltd. of Sun Yat-Sen University, Class A	18,600	102,203
	DaFa Properties Group, Ltd.	66,000	60,246
	Dali Foods Group Co., Ltd.	942,000	567,354
	Dalian Bio-Chem Co., Ltd., Class A	3,900	8,499
	Dalian Huarui Heavy Industry Group Co., Ltd., Class A	58,500	30,702
	Daqin Railway Co., Ltd., Class A	256,288	252,353
	Dare Power Dekor Home Co., Ltd., Class A	16,600	32,105
	Dashang Co., Ltd., Class A	5,900	16,502
	DaShenLin Pharmaceutical Group Co., Ltd., Class A	5,780	88,535
	Datang International Power Generation Co., Ltd., Class H	882,000	117,049
	Dawnrays Pharmaceutical Holdings, Ltd.	384,000	59,360
	Dazhong Transportation Group Co., Ltd., Class A	39,100	20,606
	Dazzle Fashion Co., Ltd., Class A	13,000	33,976
	DBG Technology Co., Ltd., Class A	18,900	36,319
	Deppon Logistics Co., Ltd., Class A	9,700	22,195
	Dexin China Holdings Co., Ltd.	257,000	97,911
	DHC Software Co., Ltd., Class A	38,400	43,961
	Dian Diagnostics Group Co., Ltd., Class A	14,554	93,864
#*	Differ Group Holding Co., Ltd.	886,000	84,478
	Digital China Group Co., Ltd., Class A	12,500	34,141
	Digital China Holdings, Ltd.	323,250	239,427
	Digital China Information Service Co., Ltd., Class A	14,700	31,159
	Dong-E-E-Jiao Co Ltd, Class A	7,400	37,367
	Dongfang Electric Corp., Ltd., Class H	174,400	167,003
	Dongfang Electronics Co., Ltd., Class A	29,700	19,481
	Dongfeng Motor Group Co., Ltd., Class H	1,068,000	1,052,022
#	Dongjiang Environmental Co., Ltd., Class H	80,800	51,543
	Dongxing Securities Co., Ltd., Class A	24,500	42,244
	Dongyue Group, Ltd.	700,000	485,058
*	Doushen Beijing Education & Technology, Inc., Class A	7,700	11,051
*	DouYu International Holdings, Ltd., ADR	18,087	237,482
#	Dynagreen Environmental Protection Group Co., Ltd., Class H	117,000	48,081
	East Money Information Co., Ltd., Class A	56,218	305,032
*	Easysight Supply Chain Management Co., Ltd., Class A	33,100	37,591
*	E-Commodities Holdings, Ltd.	864,000	41,121
	Electric Connector Technology Co., Ltd., Class A	4,000	20,436
	Elion Energy Co., Ltd., Class A	82,000	34,597
	ENN Energy Holdings, Ltd.	213,600	3,294,229
	ENN Natural Gas Co., Ltd., Class A	48,600	115,832
	Eoptolink Technology, Inc., Ltd., Class A	4,300	36,179
#	Essex Bio-technology, Ltd.	144,000	72,098
*	Estun Automation Co., Ltd., Class A	5,900	30,830
	Eternal Asia Supply Chain Management, Ltd., Class A	62,600	38,560
	EVA Precision Industrial Holdings, Ltd.	184,000	15,917
	Eve Energy Co., Ltd., Class A	11,215	183,989
	Everbright Jiabao Co., Ltd., Class A	39,300	18,733
	Everbright Securities Co., Ltd., Class H	67,400	59,462
*	Fang Holdings, Ltd., ADR	1,934	23,579
*	Fangda Carbon New Material Co., Ltd., Class A	51,400	59,980
*	Fangda Special Steel Technology Co., Ltd., Class A	52,549	51,551
#	Fanhua, Inc., Sponsored ADR	14,830	238,615
	Fantasia Holdings Group Co., Ltd.	814,500	119,062

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Fiberhome Telecommunication Technologies Co., Ltd., Class A	21,800	$67,347
	Financial Street Holdings Co., Ltd., Class A	56,800	53,022
	FinVolution Group	6,888	23,764
	First Capital Securities Co., Ltd., Class A	14,400	17,908
*	First Tractor Co., Ltd., Class H	84,000	41,567
#	Flat Glass Group Co., Ltd., Class H	130,000	533,423
	Focus Media Information Technology Co., Ltd., Class A	135,200	226,584
*	Focused Photonics Hangzhou, Inc., Class A	9,000	18,567
	Foshan Haitian Flavouring & Food Co., Ltd., Class A	29,674	902,642
	Foshan Nationstar Optoelectronics Co., Ltd., Class A	13,700	20,296
*	Founder Securities Co., Ltd., Class A	73,100	109,476
	Fu Shou Yuan International Group, Ltd.	457,000	434,770
	Fuan Pharmaceutical Group Co., Ltd., Class A	24,000	15,472
	Fufeng Group, Ltd.	835,400	325,434
	Fujian Longking Co., Ltd., Class A	30,100	40,044
	Fujian Longma Environmental Sanitation Equipment Co., Ltd., Class A	12,894	30,703
	Fujian Star-net Communication Co., Ltd., Class A	15,900	52,159
	Fujian Sunner Development Co., Ltd., Class A	26,400	116,744
#*	Fullshare Holdings, Ltd.	4,617,482	88,722
	Fusen Pharmaceutical Co., Ltd.	11,000	6,035
	Fuyao Glass Industry Group Co., Ltd., Class H	212,000	1,471,926
	Gansu Qilianshan Cement Group Co., Ltd., Class A	24,100	46,641
	Gansu Shangfeng Cement Co., Ltd., Class A	28,000	74,881
	G-bits Network Technology Xiamen Co., Ltd., Class A	1,300	68,943
#*	GCL New Energy Holdings, Ltd.	1,132,000	54,525
*	GCL System Integration Technology Co., Ltd., Class A	72,200	45,097
#*	GCL-Poly Energy Holdings, Ltd.	6,327,000	1,946,024
#*	GDS Holdings, Ltd., ADR	10,252	1,061,697
	Geely Automobile Holdings, Ltd.	1,839,000	6,665,986
	GEM Co., Ltd., Class A	43,700	53,859
	Gemdale Corp., Class A	57,300	95,736
	Gemdale Properties & Investment Corp., Ltd.	2,420,000	342,046
	Genertec Universal Medical Group Co., Ltd.	520,500	396,883
	Genimous Technology Co., Ltd., Class A	39,100	30,527
*	Genscript Biotech Corp.	40,000	50,871
	Getein Biotech, Inc., Class A	7,800	36,472
	GF Securities Co., Ltd., Class H	359,800	524,307
	Giant Network Group Co., Ltd., Class A	24,200	64,575
	Gigadevice Semiconductor Beijing, Inc., Class A	2,900	81,236
*	Global Top E-Commerce Co., Ltd., Class A	49,800	32,229
	Glodon Co., Ltd., Class A	2,600	33,282
*	Glorious Property Holdings, Ltd.	1,043,000	34,283
*	Glory Sun Financial Group, Ltd.	1,048,000	41,151
	GoerTek, Inc., Class A	46,200	235,600
	Goldcard Smart Group Co., Ltd.	8,900	14,953
	Golden Eagle Retail Group, Ltd.	207,000	187,072
	Golden Throat Holdings Group Co., Ltd.	20,500	3,799
	GoldenHome Living Co., Ltd., Class A	2,500	21,000
*	Goldenmax International Technology, Ltd., Class A	16,000	18,870
	Goldlion Holdings, Ltd.	159,152	32,376
	Goldpac Group, Ltd.	138,000	30,576
#*	GOME Retail Holdings, Ltd.	3,510,940	564,127
*	Gosuncn Technology Group Co., Ltd., Class A	75,900	37,879
*	Gotion High-tech Co., Ltd., Class A	10,000	56,418
*	Grand Baoxin Auto Group, Ltd.	406,323	42,890
	Grandjoy Holdings Group Co., Ltd., Class A	41,100	25,564
	Great Wall Motor Co., Ltd., Class H	695,000	2,166,797
	Greattown Holdings, Ltd., Class A	72,300	41,255
	Greatview Aseptic Packaging Co., Ltd.	347,000	189,935

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Gree Electric Appliances, Inc., Class A	47,400	$411,289
*	Gree Real Estate Co., Ltd., Class A	35,600	32,028
	Greenland Holdings Corp., Ltd., Class A	128,800	107,040
	Greenland Hong Kong Holdings, Ltd.	445,000	130,913
	Greentown China Holdings, Ltd.	389,000	508,159
	Greentown Service Group Co., Ltd.	348,000	391,373
	GRG Banking Equipment Co., Ltd., Class A	38,700	53,766
	Grinm Advanced Materials Co., Ltd., Class A	9,600	17,614
	Guangdong Baolihua New Energy Stock Co., Ltd., Class A	21,179	24,805
*	Guangdong Dongfang Precision Science & Technology Co., Ltd., Class A	29,500	16,886
	Guangdong Ellington Electronics Technology Co., Ltd., Class A	33,300	34,316
	Guangdong Haid Group Co., Ltd., Class A	19,500	198,250
*	Guangdong HEC Technology Holding Co., Ltd., Class A	93,403	66,962
	Guangdong Hongda Blasting Co., Ltd., Class A	9,500	45,170
*	Guangdong Huatie Tongda High-speed Railway Equipment Corp., Class A	45,300	42,148
	Guangdong Investment, Ltd.	648,000	1,134,949
*	Guangdong Land Holdings, Ltd.	142,000	20,512
*	Guangdong Shenglu Telecommunication Tech Co., Ltd., Class A	18,400	16,137
*	Guangdong Shirongzhaoye Co., Ltd., Class A	10,600	9,386
	Guangdong Tapai Group Co., Ltd., Class A	32,500	57,110
	Guangdong Xinbao Electrical Appliances Holdings Co., Ltd., Class A	12,800	97,486
*	Guangdong Yueyun Transportation Co., Ltd., Class H	71,000	15,277
	Guangdong Zhongsheng Pharmaceutical Co., Ltd., Class A	24,300	30,819
*	Guanghui Energy Co., Ltd., Class A	167,900	63,275
	Guangshen Railway Co., Ltd., Sponsored ADR	3,470	31,508
	Guangshen Railway Co., Ltd., Class H	416,000	74,980
	Guangxi Liugong Machinery Co., Ltd., Class A	32,500	37,762
	Guangxi Liuzhou Pharmaceutical Co., Ltd., Class A	5,200	16,286
	Guangxi Wuzhou Zhongheng Group Co., Ltd., Class A	44,600	18,797
	Guangzhou Automobile Group Co., Ltd., Class H	666,836	605,246
	Guangzhou Baiyun International Airport Co., Ltd., Class A	38,600	82,078
	Guangzhou Haige Communications Group, Inc. Co., Class A	30,900	44,283
	Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A	7,100	171,439
	Guangzhou R&F Properties Co., Ltd., Class H	687,200	845,246
	Guangzhou Restaurant Group Co., Ltd., Class A	8,300	51,018
	Guangzhou Shangpin Home Collection Co., Ltd., Class A	4,700	56,118
	Guangzhou Shiyuan Electronic Technology Co., Ltd., Class A	11,300	238,111
	Guangzhou Tinci Materials Technology Co., Ltd., Class A	5,900	86,550
	Guangzhou Wondfo Biotech Co., Ltd., Class A	8,600	115,603
	Guangzhou Yuexiu Financial Holdings Group Co., Ltd., Class A	8,900	19,836
	Guizhou Bailing Group Pharmaceutical Co., Ltd., Class A	29,700	35,840
	Guizhou Broadcasting & TV Information Network Co., Ltd., Class A	22,500	17,136
	Guizhou Gas Group Corp., Ltd., Class A	12,100	17,648
	Guizhou Panjiang Refined Coal Co., Ltd., Class A	56,200	58,854
	Guizhou Space Appliance Co., Ltd., Class A	4,300	36,291
*	Guizhou Xinbang Pharmaceutical Co., Ltd., Class A	25,900	32,435
*	Guocheng Mining Co., Ltd., Class A	4,800	6,310
*	Guolian Securities Co., Ltd., Class H	110,500	59,913
	Guomai Technologies, Inc., Class A	17,300	16,741
	Guorui Properties, Ltd.	529,000	51,768
	Guosen Securities Co., Ltd., Class A	28,212	55,515
*	Guosheng Financial Holding, Inc., Class A	38,130	56,571
	Guotai Junan Securities Co., Ltd., Class H	94,800	137,480
	Guoyuan Securities Co., Ltd., Class A	14,950	18,610
*	Haichang Ocean Park Holdings, Ltd.	643,000	41,389
	Haier Smart Home Co., Ltd., Class A	80,200	393,728
*	Haier Smart Home Co., Ltd., Class H	841,599	3,484,388
*	Hailiang Education Group, Inc., ADR	3,382	198,354
	Hailir Pesticides and Chemicals Group Co., Ltd., Class A	6,700	21,578

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Hainan Meilan International Airport Co., Ltd., Class H	54,000	$312,856
	Hainan Poly Pharm Co., Ltd., Class A	6,000	40,737
*	Hainan Ruize New Building Material Co., Ltd., Class A	28,400	21,507
	Hainan Strait Shipping Co., Ltd., Class A	27,500	33,267
	Haisco Pharmaceutical Group Co., Ltd., Class A	11,600	30,966
	Haitian International Holdings, Ltd.	264,000	951,824
	Haitong Securities Co., Ltd., Class H	540,800	480,149
*	Hand Enterprise Solutions Co., Ltd., Class A	15,300	16,229
*	Hang Zhou Great Star Industrial Co., Ltd., Class A	13,600	71,327
	Hangcha Group Co., Ltd., Class A	23,300	70,367
	Hangjin Technology Co., Ltd., Class A	13,800	44,781
	Hangxiao Steel Structure Co., Ltd., Class A	62,700	35,503
	Hangzhou Binjiang Real Estate Group Co., Ltd., Class A	90,100	60,328
	Hangzhou Century Co., Ltd., Class A	12,100	13,912
	Hangzhou First Applied Material Co., Ltd., Class A	4,400	67,556
	Hangzhou Oxygen Plant Group Co., Ltd., Class A	29,900	122,304
	Hangzhou Silan Microelectronics Co., Ltd., Class A	8,000	27,686
	Hangzhou Tigermed Consulting Co., Ltd., Class A	1,733	44,795
	Han's Laser Technology Industry Group Co. Ltd., Class A	17,400	114,880
#	Harbin Bank Co., Ltd., Class H	312,000	40,549
	Harbin Boshi Automation Co., Ltd., Class A	27,361	54,136
*	Harbin Gloria Pharmaceuticals Co., Ltd., Class A	48,500	19,863
	HBIS Resources Co., Ltd., Class A	9,800	37,516
#*	HC Group, Inc.	262,500	35,100
	Health and Happiness H&H International Holdings, Ltd.	101,000	492,094
	Hebei Chengde Lolo Co., Class A	53,300	52,284
	Hebei Construction Group Corp., Ltd., Class H	82,500	34,458
	Hebei Sitong New Metal Material Co., Ltd., Class A	4,700	8,737
	Hefei Meiya Optoelectronic Technology, Inc., Class A	10,100	70,053
	Heilongjiang Agriculture Co., Ltd., Class A	30,900	78,074
	Henan Lingrui Pharmaceutical Co., Class A	7,474	8,979
	Henan Pinggao Electric Co., Ltd., Class A	40,800	40,249
	Henan Shenhuo Coal & Power Co., Ltd., Class A	34,700	34,991
	Henan Shuanghui Investment & Development Co., Ltd., Class A	53,759	390,164
	Henan Yuguang Gold & Lead Co., Ltd., Class A	27,300	23,785
	Henan Zhongyuan Expressway Co., Ltd., Class A	59,500	28,385
	Henderson Investment, Ltd.	386,000	19,613
	Hengan International Group Co., Ltd.	296,500	2,120,573
*	Hengdeli Holdings, Ltd.	911,200	31,642
	Hengdian Group DMEGC Magnetics Co., Ltd., Class A	36,100	86,334
	Hengli Petrochemical Co., Ltd.,, Class A	120,500	717,534
	Hengtong Optic-electric Co., Ltd., Class A	36,700	69,669
	Hengyi Petrochemical Co., Ltd., Class A	73,020	146,481
*	Hesteel Co., Ltd., Class A	243,800	77,551
	Hexing Electrical Co., Ltd., Class A	9,600	18,937
*	Hi Sun Technology China, Ltd.	1,029,000	186,550
	Hisense Home Appliances Group Co., Ltd., Class H	145,000	246,823
	Hithink RoyalFlush Information Network Co., Ltd., Class A	5,100	93,233
	HKC Holdings, Ltd.	72,723	71,807
	Holitech Technology Co., Ltd., Class A	89,400	49,509
	Hongda Xingye Co., Ltd., Class A	84,400	37,661
	Hongfa Technology Co., Ltd., Class A	13,500	115,168
*	Honghua Group, Ltd.	1,396,000	43,903
	Honworld Group, Ltd.	72,000	23,542
	Hope Education Group Co., Ltd.	754,000	257,465
	Hopson Development Holdings, Ltd.	357,000	911,071
*	Hua Hong Semiconductor, Ltd.	197,000	1,179,778
	Huaan Securities Co., Ltd., Class A	76,600	79,475
#	Huadian Power International Corp., Ltd., Class H	600,000	152,884

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Huadong Medicine Co., Ltd., Class A	28,100	$114,348
	Huafa Industrial Co., Ltd. Zhuhai, Class A	47,065	46,269
	Huafon Chemical Co., Ltd., Class A	60,600	138,257
	Huafon Microfibre Shanghai Technology Co., Ltd.	57,300	48,238
	Huafu Fashion Co., Ltd., Class A	36,200	22,795
	Huagong Tech Co., Ltd., Class A	9,300	32,667
	Hualan Biological Engineering, Inc., Class A	22,800	161,912
	Huaneng Power International, Inc., Sponsored ADR	6,108	86,550
	Huaneng Power International, Inc., Class H	780,000	275,905
*	Huanxi Media Group, Ltd.	520,000	101,212
	Huapont Life Sciences Co., Ltd., Class A	58,350	43,072
	Huatai Securities Co., Ltd., Class H	234,400	372,517
	Huaxi Holdings Co., Ltd.	4,000	1,123
	Huaxi Securities Co., Ltd., Class A	29,600	46,191
	Huaxia Bank Co., Ltd., Class A	148,336	139,816
	Huaxin Cement Co., Ltd., Class A	26,200	79,233
	Huayu Automotive Systems Co., Ltd., Class A	52,100	239,525
	Huazhong In-Vehicle Holdings Co., Ltd.	242,000	27,771
	Huazhu Group, Ltd., ADR	33,456	1,622,616
	Hubei Biocause Pharmaceutical Co., Ltd., Class A	79,400	48,672
	Hubei Dinglong Co., Ltd., Class A	19,800	67,057
	Hubei Jumpcan Pharmaceutical Co., Ltd., Class A	26,500	76,003
*	Hubei Kaile Science & Technology Co., Ltd., Class A	34,900	48,679
	Hubei Xingfa Chemicals Group Co., Ltd., Class A	33,700	67,689
	Huishang Bank Corp., Ltd., Class H	123,900	41,656
	Huizhou Desay Sv Automotive Co., Ltd., Class A	2,000	34,614
	Hunan Aihua Group Co., Ltd., Class A	14,000	51,420
	Hunan Gold Corp., Ltd., Class A	31,100	37,429
	Hunan Valin Steel Co., Ltd., Class A	162,300	126,394
	Hundsun Technologies, Inc., Class A	7,627	114,216
	Huolinhe Opencut Coal Industry Corp., Ltd. of Inner Mongolia, Class A	55,400	76,054
#*	HUYA, Inc., ADR	15,166	392,648
*	Hytera Communications Corp., Ltd., Class A	37,300	33,889
*	HyUnion Holding Co., Ltd., Class A	53,800	44,482
#*	iDreamSky Technology Holdings, Ltd.	116,800	60,578
	Iflytek Co., Ltd., Class A	14,600	105,144
	IKD Co., Ltd., Class A	10,000	22,258
	IMAX China Holding, Inc.	65,500	107,060
	Industrial & Commercial Bank of China, Ltd., Class H	16,884,017	10,769,804
	Industrial Bank Co., Ltd., Class A	266,445	950,525
	Industrial Securities Co., Ltd., Class A	59,500	75,703
*	Inke, Ltd.	171,000	41,385
*	Inner Mongolia BaoTou Steel Union Co., Ltd., Class A	359,100	63,748
	Inner Mongolia Eerduosi Resources Co., Ltd., Class A	15,700	26,984
	Inner Mongolia First Machinery Group Co., Ltd., Class A	36,300	59,833
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd., Class A	131,900	119,677
	Inner Mongolia MengDian HuaNeng Thermal Power Corp., Ltd., Class A	119,500	42,441
	Inner Mongolia Yili Industrial Group Co., Ltd., Class A	87,600	597,780
	Inner Mongolia Yitai Coal Co., Ltd., Class H	18,900	12,281
*	Inner Mongolia Yuan Xing Energy Co., Ltd., Class A	55,800	18,358
*	Innovent Biologics, Inc.	65,000	738,870
*	Innuovo Technology Co., Ltd., Class A	26,600	21,599
	Inspur Electronic Information Industry Co., Ltd., Class A	13,900	55,535
*	Inspur International, Ltd.	150,000	37,640
	Inspur Software Co., Ltd., Class A	6,700	14,451
	IReader Technology Co., Ltd., Class A	6,800	38,586
*	IRICO Group New Energy Co., Ltd., Class H	118,000	28,844
	Jack Sewing Machine Co., Ltd., Class A	3,000	14,330

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jafron Biomedical Co., Ltd., Class A	7,400	$89,974
	Jason Furniture Hangzhou Co., Ltd., Class A	2,700	30,650
*	JC Finance & Tax Interconnect Holdings, Ltd., Class A	16,900	22,860
*	JD.com, Inc., ADR	72,283	6,410,779
	Jiajiayue Group Co., Ltd., Class A	18,500	58,101
	Jiangling Motors Corp., Ltd., Class A	13,900	38,661
	Jiangnan Group, Ltd.	1,488,000	69,009
*	Jiangsu Akcome Science & Technology Co., Ltd., Class A	68,200	24,820
	Jiangsu Changshu Rural Commercial Bank Co., Ltd., Class A	49,400	52,968
	Jiangsu Eastern Shenghong Co., Ltd., Class A	42,700	89,449
	Jiangsu Expressway Co., Ltd., Class H	344,000	398,921
	Jiangsu Guotai International Group Co., Ltd., Class A	32,600	30,434
	Jiangsu Hengli Hydraulic Co., Ltd., Class A	17,526	316,878
	Jiangsu Hengshun Vinegar Industry Co., Ltd., Class A	14,900	55,013
	Jiangsu Jiangyin Rural Commercial Bank Co., Ltd., Class A	80,100	50,771
	Jiangsu Kanion Pharmaceutical Co., Ltd., Class A	11,400	15,575
*	Jiangsu Leike Defense Technology Co., Ltd., Class A	41,800	44,337
	Jiangsu Provincial Agricultural Reclamation and Development Corp.	34,900	62,711
	Jiangsu Shagang Co., Ltd., Class A	53,400	80,303
	Jiangsu Yangnong Chemical Co., Ltd., Class A	7,093	157,317
	Jiangsu Yoke Technology Co., Ltd., Class A	3,873	36,638
	Jiangsu Yuyue Medical Equipment & Supply Co., Ltd., Class A	23,000	98,834
	Jiangsu Zhangjiagang Rural Commercial Bank Co., Ltd., Class A	47,000	40,758
	Jiangsu Zhongnan Construction Group Co., Ltd., Class A	47,700	56,947
	Jiangsu Zhongtian Technology Co., Ltd., Class A	71,800	116,189
	Jiangsu Zijin Rural Commercial Bank Co., Ltd., Class A	80,300	48,167
	Jiangxi Bank Co., Ltd., Class H	156,500	64,398
	Jiangxi Copper Co., Ltd., Class H	465,000	763,918
	Jiangxi Huangshanghuang Group Food Co., Ltd., Class A	11,800	40,731
	Jiangxi Wannianqing Cement Co., Ltd., Class A	27,200	50,277
	Jiangxi Zhengbang Technology Co., Ltd., Class A	50,300	134,569
	Jiangzhong Pharmaceutical Co., Ltd., Class A	20,600	32,160
	Jiayou International Logistics Co., Ltd., Class A	5,900	17,488
	Jiayuan International Group, Ltd.	508,319	197,228
	Jilin Aodong Pharmaceutical Group Co., Ltd., Class A	16,000	38,071
*	Jilin Electric Power Co., Ltd., Class A	36,300	22,750
*	Jilin Zixin Pharmaceutical Industrial Co., Ltd., Class A	18,100	6,954
#	Jinchuan Group International Resources Co., Ltd.	1,549,000	217,916
	Jinduicheng Molybdenum Co., Ltd., Class A	11,900	10,172
	Jingrui Holdings, Ltd.	221,000	73,216
	Jinke Properties Group Co., Ltd., Class A	83,423	89,491
*	JinkoSolar Holding Co., Ltd., ADR	18,951	1,174,772
*	Jinneng Holding Shanxi Coal Industry Co., Ltd., Class A	31,400	22,720
	Jinneng Science&Technology Co., Ltd., Class A	27,800	83,811
	Jinyu Bio-Technology Co., Ltd., Class A	11,700	41,127
	Jinyuan EP Co., Ltd., Class A	16,000	17,311
	Jiuzhitang Co., Ltd., Class A	24,800	29,469
	Jizhong Energy Resources Co., Ltd., Class A	40,500	20,189
	JL Mag Rare-Earth Co., Ltd., Class A	7,500	42,721
	JNBY Design, Ltd.	87,000	100,709
	Joincare Pharmaceutical Group Industry Co., Ltd., Class A	37,500	70,992
	Joinn Laboratories China Co., Ltd., Class A	2,400	53,922
	Jointo Energy Investment Co., Ltd. Hebei, Class A	17,200	12,742
*	Jointown Pharmaceutical Group Co., Ltd., Class A	55,462	162,005
	Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd., Class A	10,500	108,909
	Joy City Property, Ltd.	1,704,000	103,861
	Joyoung Co., Ltd., Class A	17,500	76,171
#	JOYY, Inc., ADR	21,567	1,985,027
	JSTI Group, Class A	36,800	31,424

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Ju Teng International Holdings, Ltd.	356,000	$100,695
	Juewei Food Co., Ltd., Class A	7,000	97,536
	Juneyao Airlines Co., Ltd., Class A	16,300	27,285
*	Kai Yuan Holdings, Ltd.	1,320,000	7,673
	Kaisa Group Holdings, Ltd.	1,512,000	696,271
#	Kaisa Prosperity Holdings, Ltd.	21,750	55,252
*	Kangda International Environmental Co., Ltd.	250,000	21,273
#*	Kasen International Holdings, Ltd.	393,000	52,031
	Kingboard Holdings, Ltd.	323,400	1,317,867
	Kingboard Laminates Holdings, Ltd.	542,973	872,018
	KingClean Electric Co., Ltd., Class A	3,800	16,755
	Kingdee International Software Group Co., Ltd.	438,000	1,754,527
	Kingsoft Corp., Ltd.	252,000	1,942,562
	Konfoong Materials International Co., Ltd., Class A	5,300	37,419
	Konka Group Co., Ltd., Class A	48,100	47,954
	KPC Pharmaceuticals, Inc., Class A	26,900	34,827
	Kunlun Energy Co., Ltd.	1,898,000	1,617,595
*	Kunshan Kersen Science & Technology Co., Ltd., Class A	10,500	16,270
*	Kunwu Jiuding Investment Holdings Co., Ltd., Class A	9,100	24,536
	KWG Group Holdings, Ltd.	793,830	1,051,785
*	KWG Living Group Holdings, Ltd.	396,915	418,250
*	Lanzhou Minbai Shareholding Group Co., Ltd., Class A	19,100	18,223
	Lao Feng Xiang Co., Ltd., Class A	6,400	45,109
	Laobaixing Pharmacy Chain JSC, Class A	7,040	78,586
*	Launch Tech Co., Ltd., Class H	1,000	551
	Lee & Man Chemical Co., Ltd.	86,000	35,381
	Lee & Man Paper Manufacturing, Ltd.	734,000	643,613
	Lee's Pharmaceutical Holdings, Ltd.	124,500	78,186
	Legend Holdings Corp., Class H	257,900	408,704
	Lenovo Group, Ltd.	3,504,000	4,078,455
	Lens Technology Co., Ltd., Class A	76,400	392,391
	Leo Group Co., Ltd., Class A	203,000	98,622
	Lepu Medical Technology Beijing Co., Ltd., Class A	30,507	126,769
#*	LexinFintech Holdings, Ltd., ADR	41,855	325,213
	Leyard Optoelectronic Co., Ltd., Class A	58,500	56,880
	Li Ning Co., Ltd.	637,500	3,971,500
	LianChuang Electronic Technology Co., Ltd., Class A	24,500	37,728
*	Lianhua Supermarket Holdings Co., Ltd., Class H	64,000	10,749
	Liaoning Cheng Da Co., Ltd., Class A	26,600	92,201
	Liaoning Port Co., Ltd., Class H	206,000	20,671
	Liaoning Wellhope Agri-Tech JSC, Ltd., Class A	24,000	43,399
*	Lier Chemical Co., Ltd., Class A	13,500	52,559
*	Lifestyle China Group, Ltd.	222,000	34,546
*	Lifetech Scientific Corp.	1,134,000	718,304
	LingNan Eco&Culture-Tourism Co., Ltd., Class A	36,200	15,638
	Lingyi iTech Guangdong Co., Class A	72,300	114,652
*	Link Motion, Inc., Sponsored ADR	24,777	0
	Lionco Pharmaceutical Group Co., Ltd., Class A	8,700	10,718
	Liuzhou Iron & Steel Co., Ltd., Class A	46,100	39,596
	Livzon Pharmaceutical Group, Inc., Class H	68,271	252,150
	LK Technology Holdings, Ltd.	145,000	147,107
	Logan Group Co., Ltd.	656,000	979,138
	Lomon Billions Group Co., Ltd., Class A	37,100	227,699
	Loncin Motor Co., Ltd., Class A	64,300	30,058
	Long Yuan Construction Group Co., Ltd., Class A	37,800	29,669
	Longfor Group Holdings, Ltd.	552,000	3,108,571
	LONGi Green Energy Technology Co., Ltd., Class A	76,163	1,260,447
	Longshine Technology Group Co., Ltd., Class A	16,400	33,735
	Lonking Holdings, Ltd.	1,137,000	377,323

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Luenmei Quantum Co., Ltd., Class A	34,400	$51,471
	Luoniushan Co., Ltd., Class A	29,300	37,011
*	Luoyang Glass Co., Ltd., Class H	74,000	77,661
	Luxi Chemical Group Co., Ltd., Class A	48,200	88,405
	Luxshare Precision Industry Co., Ltd., Class A	75,818	618,259
#	Luye Pharma Group, Ltd.	865,500	433,129
	LVGEM China Real Estate Investment Co., Ltd.	398,000	113,208
	Maanshan Iron & Steel Co., Ltd., Class H	242,000	66,995
	Maccura Biotechnology Co., Ltd., Class A	11,800	82,600
*	Macrolink Culturaltainment Development Co., Ltd., Class A	46,900	14,843
	Mango Excellent Media Co., Ltd., Class A	14,500	181,356
	Maoye International Holdings, Ltd.	383,000	16,760
*	Markor International Home Furnishings Co., Ltd., Class A	47,400	40,143
	Mayinglong Pharmaceutical Group Co., Ltd., Class A	10,800	31,485
*	Meitu, Inc.	815,500	158,100
*	Meituan, Class B	148,500	6,847,242
	Milkyway Chemical Supply Chain Service Co., Ltd., Class A	3,300	69,563
	Min Xin Holdings, Ltd.	66,000	33,180
	Ming Yang Smart Energy Group, Ltd., Class A	32,100	99,939
*	Mingfa Group International Co., Ltd.	374,000	34,249
	Minmetals Land, Ltd.	687,644	77,788
#	Minsheng Education Group Co., Ltd.	88,000	15,856
	Minth Group, Ltd.	386,000	1,761,888
	Misho Ecology & Landscape Co., Ltd., Class A	19,700	16,208
	MLS Co., Ltd., Class A	35,000	86,068
*	MMG, Ltd.	1,398,000	538,676
	MOBI Development Co., Ltd.	217,000	16,722
	Modern Land China Co., Ltd.	436,000	47,718
*	MOGU, Inc., ADR	12,729	29,277
#	Momo, Inc., Sponsored ADR	69,523	1,062,311
*	Montnets Cloud Technology Group Co., Ltd., Class A	9,700	23,119
	Muyuan Foods Co., Ltd., Class A	48,810	669,935
*	Myhome Real Estate Development Group Co., Ltd., Class A	37,800	10,808
	MYS Group Co., Ltd., Class A	32,200	17,540
*	Nan Hai Corp., Ltd.	4,000,000	22,694
	NanJi E-Commerce Co., Ltd., Class A	57,886	87,394
	Nanjing Hanrui Cobalt Co., Ltd., Class A	3,700	60,420
	Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd., Class A	14,749	72,862
	Nanjing Securities Co., Ltd., Class A	32,300	52,786
*	Nanjing Xinjiekou Department Store Co., Ltd., Class A	44,800	65,268
	NARI Technology Co., Ltd., Class A	79,200	359,501
*	Nature Home Holding Co., Ltd.	168,000	21,018
	NAURA Technology Group Co., Ltd., Class A	1,400	43,161
	NavInfo Co., Ltd., Class A	26,900	62,214
	NetDragon Websoft Holdings, Ltd.	107,000	252,712
	NetEase, Inc., ADR	88,226	10,145,108
	New China Life Insurance Co., Ltd., Class H	218,100	810,783
	New Hope Liuhe Co., Ltd., Class A	56,400	184,002
*	New Oriental Education & Technology Group, Inc., Sponsored ADR	22,445	3,759,537
*	New World Department Store China, Ltd.	209,000	29,315
	Newland Digital Technology Co., Ltd., Class A	17,500	35,051
	Nexteer Automotive Group, Ltd.	439,000	703,929
	Nine Dragons Paper Holdings, Ltd.	906,000	1,395,699
	Ninestar Corp., Class A	22,591	93,741
	Ningbo Huaxiang Electronic Co., Ltd., Class A	18,700	44,063
	Ningbo Joyson Electronic Corp., Class A	27,300	111,899
	Ningbo Orient Wires & Cables Co., Ltd., Class A	21,600	87,531
	Ningbo Yunsheng Co., Ltd., Class A	21,900	22,740
	Ningbo Zhoushan Port Co., Ltd., Class A	65,900	38,936

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	NIO, Inc., ADR	205,804	$11,730,828
#*	Niu Technologies, Sponsored ADR	8,766	383,337
*	Noah Holdings, Ltd., Sponsored ADR	5,159	245,568
	Norinco International Cooperation, Ltd., Class A	18,600	19,585
	North Huajin Chemical Industries Co., Ltd., Class A	41,500	34,612
	Northeast Securities Co., Ltd., Class A	31,200	42,655
	NSFOCUS Technologies Group Co., Ltd., Class A	15,100	31,620
#*	NVC International Holdings, Ltd.	1,151,000	24,416
	Offcn Education Technology Co., Ltd., Class A	15,800	96,663
	Offshore Oil Engineering Co., Ltd., Class A	72,200	47,089
	OFILM Group Co., Ltd., Class A	63,500	100,535
*	OneSmart International Education Group, Ltd., ADR	19,304	72,197
	Oppein Home Group, Inc., Class A	5,363	123,868
	Opple Lighting Co., Ltd., Class A	9,601	45,657
	ORG Technology Co., Ltd., Class A	48,100	32,235
*	Orient Group, Inc., Class A	64,800	31,435
	Orient Securities Co., Ltd., Class H	178,800	125,817
	Oriental Pearl Group Co., Ltd., Class A	55,600	74,873
*	Ourpalm Co., Ltd., Class A	65,800	56,385
	Ovctek China, Inc., Class A	3,976	67,658
	Overseas Chinese Town Asia Holdings, Ltd.	108,000	23,241
#	Pacific Online, Ltd.	173,000	28,470
*	Pacific Securities Co., Ltd. (The), Class A	38,600	19,466
*	Pangang Group Vanadium Titanium & Resources Co., Ltd., Class A	216,000	64,989
	PAX Global Technology, Ltd.	414,000	406,635
	PCI-Suntek Technology Co., Ltd., Class A	48,300	51,844
*	Pengdu Agriculture & Animal Husbandry Co., Ltd., Class A	50,900	17,874
	People's Insurance Co. Group of China, Ltd. (The), Class H	1,270,000	390,356
	Perfect World Co., Ltd., Class A	21,900	92,180
	PharmaBlock Sciences Nanjing, Inc., Class A	3,000	77,613
#*	Phoenix Media Investment Holdings, Ltd.	466,000	33,609
	Phoenix New Media, Ltd., ADR	12,224	16,991
	PICC Property & Casualty Co., Ltd., Class H	1,921,582	1,395,852
*	Pinduoduo, Inc., ADR	16,294	2,700,079
	Ping An Bank Co., Ltd., Class A	235,500	839,708
*	Ping An Healthcare and Technology Co., Ltd.	43,700	540,683
#	Ping An Insurance Group Co. of China, Ltd., Class H	1,602,500	18,873,891
	Pingdingshan Tianan Coal Mining Co., Ltd., Class A	59,990	45,320
*	Polaris Bay Group Co., Ltd., Class A	23,200	38,572
	Poly Culture Group Corp., Ltd., Class H	41,600	23,283
	Poly Developments and Holdings Group Co., Ltd., Class A	105,800	225,366
	Poly Property Group Co., Ltd.	1,180,111	339,278
	Postal Savings Bank of China Co., Ltd., Class H	1,773,000	1,264,951
*	Pou Sheng International Holdings, Ltd.	966,687	205,251
	Power Construction Corp. of China, Ltd., Class A	117,900	68,788
	Powerlong Real Estate Holdings, Ltd.	777,000	506,798
	Proya Cosmetics Co., Ltd., Class A	2,200	63,147
#	PW Medtech Group, Ltd.	223,000	14,342
	Q Technology Group Co., Ltd.	186,000	376,621
	Qianhe Condiment and Food Co., Ltd., Class A	5,400	38,361
	Qingdao East Steel Tower Stock Co., Ltd., Class A	18,100	22,417
	Qingdao Eastsoft Communication Technology Co., Ltd., Class A	7,800	17,766
	Qingdao Gon Technology Co., Ltd., Class A	8,500	38,318
	Qingdao Hanhe Cable Co., Ltd., Class A	66,900	37,341
	Qingdao Port International Co., Ltd., Class H	141,000	81,505
	Qingdao TGOOD Electric Co., Ltd., Class A	7,900	44,275
	Qingdao Topscomm Communication, Inc., Class A	6,900	8,765
	Qingling Motors Co., Ltd., Class H	316,000	63,923
#	Qinhuangdao Port Co., Ltd., Class H	196,000	32,859

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Qinqin Foodstuffs Group Cayman Co., Ltd.	24,300	$7,562
	Qunxing Paper Holdings Co., Ltd.	124,416	0
	Rainbow Digital Commercial Co., Ltd., Class A	29,600	33,289
	Raisecom Technology Co., Ltd., Class A	6,400	8,312
	Rastar Group, Class A	34,300	17,405
*	Realcan Pharmaceutical Group Co., Ltd., Class A	20,700	14,869
	Red Avenue New Materials Group Co., Ltd., Class A	3,900	17,524
	Red Star Macalline Group Corp., Ltd., Class H	127,607	85,464
#	Redco Properties Group, Ltd.	498,000	167,507
	Redsun Properties Group, Ltd.	309,000	103,265
	Renhe Pharmacy Co., Ltd., Class A	34,000	29,417
	Rianlon Corp., Class A	3,800	20,060
	Richinfo Technology Co., Ltd., Class A	3,300	7,972
*	RISE Education Cayman, Ltd.	6,801	38,970
	RiseSun Real Estate Development Co., Ltd., Class A	93,700	90,836
	Road King Infrastructure, Ltd.	91,000	112,876
	Rongan Property Co., Ltd., Class A	52,800	21,894
	Rongsheng Petro Chemical Co., Ltd., Class A	64,200	338,829
#	Ronshine China Holdings, Ltd.	341,500	225,957
	Runjian Co., Ltd., Class A	6,400	21,554
	SAIC Motor Corp, Ltd., Class A	66,700	225,646
	Sailun Group Co., Ltd., Class A	71,600	97,229
	Sanan Optoelectronics Co., Ltd., Class A	39,100	178,045
	SanFeng Intelligent Equipment Group Co., Ltd., Class A	22,000	11,663
	Sangfor Technologies, Inc., Class A	1,200	55,102
	Sansteel Minguang Co., Ltd. Fujian, Class A	68,800	67,326
	Sany Heavy Equipment International Holdings Co., Ltd.	460,000	382,679
	Sany Heavy Industry Co., Ltd., Class A	167,200	1,042,309
*	Saurer Intelligent Technology Co., Ltd., Class A	62,300	27,898
	Sealand Securities Co., Ltd., Class A	72,500	57,795
	Seazen Group, Ltd.	1,036,000	948,730
	Seazen Holdings Co., Ltd. , Class A	51,700	337,149
	S-Enjoy Service Group Co., Ltd.	72,000	186,121
	SF Holding Co., Ltd., Class A	31,800	485,580
	SG Micro Corp., Class A	700	32,720
	SGIS Songshan Co., Ltd., Class A	82,700	50,718
	Shaanxi Coal Industry Co., Ltd., Class A	173,117	270,888
	Shan Xi Hua Yang Group New Energy Co., Ltd., Class A	69,900	51,663
	Shandong Buchang Pharmaceuticals Co., Ltd., Class A	36,218	124,189
	Shandong Chenming Paper Holdings, Ltd., Class H	158,249	92,604
	Shandong Gold Mining Co., Ltd., Class H	192,500	402,513
	Shandong Himile Mechanical Science & Technology Co., Ltd., Class A	24,600	130,187
	Shandong Hi-speed Co., Ltd., Class A	35,300	30,161
	Shandong Hualu Hengsheng Chemical Co., Ltd., Class A	41,100	247,477
	Shandong Humon Smelting Co., Ltd., Class A	28,300	55,803
	Shandong Jincheng Pharmaceutical Group Co., Ltd., Class A	6,300	19,951
	Shandong Linglong Tyre Co., Ltd., Class A	36,100	239,130
	Shandong Longda Meat Foodstuff Co., Ltd., Class A	36,200	69,330
	Shandong Minhe Animal Husbandry Co., Ltd., Class A	13,100	26,961
	Shandong Nanshan Aluminum Co., Ltd., Class A	149,900	77,030
	Shandong New Beiyang Information Technology Co., Ltd., Class A	15,500	24,147
	Shandong Publishing & Media Co., Ltd., Class A	24,800	21,650
	Shandong Sinocera Functional Material Co., Ltd., Class A	9,000	66,614
	Shandong Sun Paper Industry JSC, Ltd., Class A	61,661	150,449
	Shandong Weigao Group Medical Polymer Co., Ltd., Class H	760,000	1,419,351
	Shandong Xinhua Pharmaceutical Co., Ltd., Class H	67,600	35,317
	Shandong Yisheng Livestock & Poultry Breeding Co., Ltd., Class A	35,300	55,551
	Shanghai 2345 Network Holding Group Co., Ltd., Class A	164,000	44,026
	Shanghai AJ Group Co., Ltd., Class A	34,231	36,151

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanghai AtHub Co., Ltd., Class A	4,000	$31,729
	Shanghai Baosight Software Co., Ltd., Class A	11,200	115,113
	Shanghai Belling Co., Ltd., Class A	9,200	19,755
	Shanghai Daimay Automotive Interior Co., Ltd., Class A	5,500	22,096
	Shanghai Dazhong Public Utilities Group Co., Ltd., Class H	60,000	16,649
	Shanghai East China Computer Co., Ltd., Class A	5,000	19,037
*	Shanghai Electric Group Co., Ltd., Class H	726,000	265,071
	Shanghai Environment Group Co., Ltd., Class A	16,350	27,612
*	Shanghai Fengyuzhu Culture and Technology Co., Ltd., Class A	5,800	18,693
*	Shanghai Fudan Microelectronics Group Co., Ltd., Class H	38,000	62,855
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd., Class H	112,000	73,472
	Shanghai Ganglian E-Commerce Holdings Co., Ltd., Class A	4,900	39,536
	Shanghai Industrial Development Co., Ltd., Class A	27,700	19,397
	Shanghai Industrial Holdings, Ltd.	262,000	359,002
	Shanghai Industrial Urban Development Group, Ltd.	1,248,400	118,861
	Shanghai International Airport Co Ltd, Class A	7,800	95,144
	Shanghai International Port Group Co., Ltd., Class A	90,300	61,575
	Shanghai Jahwa United Co., Ltd., Class A	6,600	40,379
	Shanghai Jin Jiang Capital Co., Ltd., Class H	668,000	110,939
	Shanghai Jinqiao Export Processing Zone Development Co., Ltd., Class A	16,400	28,875
*	Shanghai Junshi Biosciences Co., Ltd., Class H	3,600	35,457
	Shanghai Kinetic Medical Co., Ltd., Class A	14,700	28,422
	Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., Class A	24,800	40,124
	Shanghai M&G Stationery Inc, Class A	16,500	239,896
	Shanghai Maling Aquarius Co., Ltd., Class A	11,900	16,441
	Shanghai Mechanical and Electrical Industry Co., Ltd., Class A	23,800	69,294
	Shanghai Moons' Electric Co., Ltd., Class A	4,500	9,611
*	Shanghai Phichem Material Co., Ltd., Class A	14,400	32,780
	Shanghai Pudong Development Bank Co., Ltd., Class A	362,600	557,909
	Shanghai Pudong Road & Bridge Construction Co., Ltd., Class A	21,300	18,594
	Shanghai Putailai New Energy Technology Co., Ltd., Class A	4,600	70,370
	Shanghai RAAS Blood Products Co., Ltd., Class A	60,900	68,018
	Shanghai Rongtai Health Technology Corp., Ltd., Class A	4,300	17,834
	Shanghai Shimao Co., Ltd., Class A	50,100	33,980
	Shanghai Shyndec Pharmaceutical Co., Ltd., Class A	22,600	29,670
	Shanghai Sinyang Semiconductor Materials Co., Ltd., Class A	5,200	38,200
	Shanghai Tongji Science & Technology Industrial Co., Ltd., Class A	17,036	19,699
	Shanghai Tunnel Engineering Co., Ltd., Class A	64,700	51,758
	Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd., Class A	16,200	33,692
*	Shanghai Wanye Enterprises Co., Ltd., Class A	28,900	65,052
#*	Shanghai Zendai Property, Ltd.	2,775,000	34,797
	Shanghai Zhangjiang High-Tech Park Development Co., Ltd., Class A	19,200	51,108
	Shanghai Zijiang Enterprise Group Co., Ltd., Class A	32,900	22,902
	Shanxi Blue Flame Holding Co., Ltd., Class A	23,300	20,759
	Shanxi Coking Co., Ltd., Class A	54,600	52,880
	Shanxi Coking Coal Energy Group Co., Ltd., Class A	105,540	78,520
	Shanxi Lanhua Sci-Tech Venture Co., Ltd., Class A	32,300	23,634
	Shanxi Lu'an Environmental Energy Development Co., Ltd., Class A	73,301	61,777
*	Shanxi Meijin Energy Co., Ltd., Class A	92,900	101,600
	Shanxi Securities Co., Ltd., Class A	40,500	48,715
	Shanxi Taigang Stainless Steel Co., Ltd., Class A	91,700	50,391
*	Shanying International Holding Co., Ltd., Class A	97,500	45,595
	Shengda Resources Co., Ltd., Class A	18,300	37,693
*	Shenghe Resources Holding Co., Ltd., Class A	18,400	45,722
*	Shengjing Bank Co., Ltd., Class H	128,000	117,734
	Shenguan Holdings Group, Ltd.	550,000	20,886
	Shengyi Technology Co., Ltd., Class A	31,500	123,711
	Shennan Circuits Co., Ltd., Class A	7,216	119,139
	Shenwan Hongyuan Group Co., Ltd., Class H	207,200	56,201

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shenzhen Agricultural Products Group Co., Ltd., Class A	40,000	$34,804
	Shenzhen Airport Co., Ltd., Class A	44,100	53,302
	Shenzhen Aisidi Co., Ltd., Class A	21,000	34,177
	Shenzhen Anche Technologies Co., Ltd., Class A	2,700	15,135
*	Shenzhen Bauing Construction Holding Group Co., Ltd., Class A	33,200	15,637
	Shenzhen Capchem Technology Co., Ltd., Class A	5,600	71,529
	Shenzhen Center Power Tech Co., Ltd., Class A	4,200	12,832
	Shenzhen Comix Group Co., Ltd., Class A	9,200	16,919
	Shenzhen Das Intellitech Co., Ltd., Class A	36,300	18,829
	Shenzhen Desay Battery Technology Co., Class A	6,500	67,990
	Shenzhen Ellassay Fashion Co., Ltd., Class A	10,900	22,919
	Shenzhen Everwin Precision Technology Co., Ltd., Class A	16,100	64,586
	Shenzhen Expressway Co., Ltd., Class H	268,000	246,132
	Shenzhen Fastprint Circuit Tech Co., Ltd., Class A	31,900	44,894
	Shenzhen FRD Science & Technology Co., Ltd.	9,400	25,745
	Shenzhen Gas Corp., Ltd., Class A	37,200	36,108
	Shenzhen Gongjin Electronics Co., Ltd., Class A	23,900	32,514
	Shenzhen Goodix Technology Co., Ltd., Class A	5,700	122,466
	Shenzhen Grandland Group Co., Ltd., Class A	44,100	18,379
	Shenzhen H&T Intelligent Control Co., Ltd., Class A	21,000	63,964
	Shenzhen Hepalink Pharmaceutical Group Co., Ltd., Class A	12,300	35,311
	Shenzhen Heungkong Holding Co., Ltd., Class A	109,100	29,614
*	Shenzhen Hifuture Information Technology Co., Ltd., Class A	12,000	6,733
	Shenzhen Inovance Technology Co., Ltd., Class A	12,100	177,741
	Shenzhen International Holdings, Ltd.	543,033	894,552
	Shenzhen Investment, Ltd.	1,666,668	550,489
	Shenzhen Kaifa Technology Co., Ltd., Class A	26,700	85,015
	Shenzhen Kangtai Biological Products Co., Ltd., Class A	4,100	93,595
	Shenzhen Kinwong Electronic Co., Ltd., Class A	19,300	78,432
	Shenzhen Megmeet Electrical Co., Ltd., Class A	8,200	44,423
	Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	10,800	747,084
*	Shenzhen Neptunus Bioengineering Co., Ltd., Class A	61,500	33,248
	Shenzhen Overseas Chinese Town Co., Ltd., Class A	103,100	104,790
	Shenzhen Salubris Pharmaceuticals Co., Ltd., Class A	15,100	81,557
	Shenzhen SC New Energy Technology Corp., Class A	4,400	90,303
	Shenzhen SDG Information Co., Ltd., Class A	14,000	16,132
	Shenzhen Sinovatio Technology Co., Ltd., Class A	4,300	31,406
	Shenzhen Sunline Tech Co., Ltd., Class A	19,500	48,731
	Shenzhen Sunlord Electronics Co., Ltd., Class A	12,900	60,916
	Shenzhen Suntak Circuit Technology Co., Ltd., Class A	18,900	36,201
	Shenzhen Sunway Communication Co., Ltd., Class A	22,800	112,629
	Shenzhen Tagen Group Co., Ltd., Class A	63,800	54,163
*	Shenzhen Techand Ecology & Environment Co., Ltd., Class A	49,200	21,998
	Shenzhen Woer Heat-Shrinkable Material Co., Ltd., Class A	25,900	24,684
	Shenzhen World Union Group, Inc., Class A	48,200	30,251
	Shenzhen Yinghe Technology Co., Ltd., Class A	9,700	30,384
	Shenzhen YUTO Packaging Technology Co., Ltd., Class A	15,447	78,361
	Shenzhen Zhenye Group Co., Ltd., Class A	55,400	41,569
	Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd., Class A	105,300	68,167
*	Shijiazhuang Changshan BeiMing Technology Co., Ltd., Class A	47,600	38,868
	Shijiazhuang Yiling Pharmaceutical Co., Ltd., Class A	15,300	58,052
	Shimao Group Holdings, Ltd.	495,856	1,433,690
	Shinva Medical Instrument Co., Ltd., Class A	8,300	16,577
	Shougang Fushan Resources Group, Ltd.	894,074	210,867
*	Shouhang High-Tech Energy Co., Ltd., Class A	73,300	19,236
	Shui On Land, Ltd.	1,896,521	280,695
*	Siasun Robot & Automation Co., Ltd., Class A	17,133	31,436
	Sichuan Expressway Co., Ltd., Class H	284,000	64,690
*	Sichuan Hebang Biotechnology Co., Ltd., Class A	230,700	47,001

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Sichuan Jiuyuan Yinhai Software Co., Ltd., Class A	4,000	$11,160
	Sichuan Kelun Pharmaceutical Co., Ltd., Class A	29,000	85,302
	Sichuan Languang Development Co., Ltd., Class A	77,600	50,500
	Sichuan Shuangma Cement Co., Ltd., Class A	11,100	22,651
	Sichuan Tianyi Comheart Telecom Co., Ltd., Class A	6,500	15,368
	Sichuan Yahua Industrial Group Co., Ltd., Class A	10,600	35,874
	Sieyuan Electric Co., Ltd., Class A	20,300	65,360
#	Sihuan Pharmaceutical Holdings Group, Ltd.	2,330,000	577,704
*	Silver Grant International Holdings Group, Ltd.	590,000	66,888
#*	SINA Corp.	17,434	729,090
	Sino Biopharmaceutical, Ltd.	3,401,000	3,157,351
	Sino Wealth Electronic, Ltd., Class A	8,400	48,980
	Sinocare, Inc., Class A	8,200	53,124
	Sinochem International Corp., Class A	81,480	60,572
	Sinofert Holdings, Ltd.	1,006,000	120,169
	Sinolink Securities Co., Ltd., Class A	33,500	73,421
*	Sinolink Worldwide Holdings, Ltd.	992,000	43,918
	Sinoma International Engineering Co., Class A	47,900	63,861
	Sinoma Science & Technology Co., Ltd., Class A	33,514	130,439
	Sinomach Automobile Co., Ltd., Class A	22,300	16,236
	Sino-Ocean Group Holding, Ltd.	1,516,503	305,654
	Sinopec Kantons Holdings, Ltd.	518,000	180,658
	Sinopec Shanghai Petrochemical Co., Ltd., Class H	1,264,000	279,379
	Sinopharm Group Co., Ltd., Class H	580,800	1,423,338
	Sino-Platinum Metals Co., Ltd., Class A	10,200	33,898
*	Sinosoft Technology Group, Ltd.	238,800	44,953
	Sinotrans, Ltd., Class H	1,021,000	342,770
	Sinotruk Hong Kong, Ltd.	320,000	997,009
	Skshu Paint Co., Ltd., Class A	1,660	38,026
	Skyfame Realty Holdings, Ltd.	1,318,000	161,319
	Skyworth Digital Co., Ltd., Class A	35,300	39,089
*	Skyworth Group, Ltd.	557,476	162,583
*	SOHO China, Ltd.	1,086,412	325,017
*	Sohu.com, Ltd., ADR	4,233	75,982
	Songcheng Performance Development Co., Ltd., Class A	21,500	54,480
	SooChow Securities Co., Ltd., Class A	29,200	39,393
*	Sou Yu Te Group Co., Ltd., Class A	52,500	16,721
*	Sparkle Roll Group, Ltd.	456,000	13,868
	Spring Airlines Co., Ltd., Class A	9,700	88,291
*	SPT Energy Group, Inc.	484,000	17,685
	SSY Group, Ltd.	825,719	434,345
*	Starrise Media Holdings, Ltd.	70,000	1,764
	Suchuang Gas Corp., Ltd.	24,000	6,569
	Sun King Technology Group, Ltd.	340,000	121,372
#	Sunac China Holdings, Ltd.	987,000	3,667,068
*	Sunac Services Holdings, Ltd.	31,757	89,292
	Sunflower Pharmaceutical Group Co., Ltd., Class A	18,983	37,901
	Sunfly Intelligent Technology Co., Ltd., Class A	14,200	24,275
	Sungrow Power Supply Co., Ltd., Class A	11,600	187,310
	Suning Universal Co., Ltd., Class A	87,300	52,222
	Suning.com Co., Ltd., Class A	95,000	96,998
	Sunny Optical Technology Group Co., Ltd.	129,400	3,380,437
	Sunresin New Materials Co., Ltd., Class A	3,100	19,737
#	Sunshine 100 China Holdings, Ltd.	120,000	19,257
	Sunward Intelligent Equipment Co., Ltd., Class A	18,300	21,669
	Sunwave Communications Co., Ltd., Class A	15,500	13,188
	Sunwoda Electronic Co., Ltd., Class A	16,400	68,374
*	Suzhou Anjie Technology Co., Ltd., Class A	12,800	31,035
*	Suzhou Chunxing Precision Mechanical Co., Ltd., Class A	28,900	15,927

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Suzhou Dongshan Precision Manufacturing Co., Ltd., Class A	20,500	$68,821
	Suzhou Gold Mantis Construction Decoration Co., Ltd., Class A	41,250	50,627
	Suzhou Secote Precision Electronic Co., Ltd., Class A	3,200	14,204
	Suzhou TFC Optical Communication Co., Ltd., Class A	4,300	32,542
	Symphony Holdings, Ltd.	690,000	74,776
	Taiji Computer Corp., Ltd., Class A	13,579	49,601
*	TAL Education Group, ADR	25,856	1,987,809
	Tangshan Jidong Cement Co., Ltd., Class A	36,900	77,246
	TangShan Port Group Co., Ltd., Class A	193,130	68,948
	Tangshan Sanyou Chemical Industries Co., Ltd., Class A	47,800	86,800
*	Taung Gold International, Ltd.	4,350,000	12,878
	TBEA Co., Ltd., Class A	35,900	70,528
	TCL Electronics Holdings, Ltd.	309,666	264,729
	TCL Technology Group Corp., Class A	73,100	96,633
*	Tech-Bank Food Co., Ltd., Class A	35,500	78,144
	Ten Pao Group Holdings, Ltd.	92,000	27,066
	Tencent Holdings, Ltd.	921,200	82,081,936
*	Tencent Music Entertainment Group, ADR	37,827	1,006,198
#	Tenfu Cayman Holdings Co., Ltd.	66,000	50,863
	Texhong Textile Group, Ltd.	145,500	154,144
	Thunder Software Technology Co., Ltd., Class A	1,900	43,079
	Tian An China Investment Co., Ltd.	189,000	112,988
	Tian Di Science & Technology Co., Ltd., Class A	122,100	54,658
*	Tian Ge Interactive Holdings, Ltd.	204,000	21,772
*	Tian Shan Development Holding, Ltd.	114,000	40,919
	Tiangong International Co., Ltd.	318,000	178,468
	Tianjin 712 Communication & Broadcasting Co., Ltd., Class A	7,300	46,666
	Tianjin Capital Environmental Protection Group Co., Ltd., Class H	176,000	77,465
	Tianjin Chase Sun Pharmaceutical Co., Ltd., Class A	58,500	36,771
	Tianjin Development Holdings, Ltd.	186,000	38,721
	Tianjin Guangyu Development Co., Ltd., Class A	31,900	27,245
	Tianjin Port Development Holdings, Ltd.	922,000	71,228
	Tianjin Zhonghuan Semiconductor Co., Ltd., Class A	34,400	144,315
	Tianli Education International Holdings, Ltd.	467,000	516,362
	Tianma Microelectronics Co., Ltd., Class A	32,700	80,886
#	Tianneng Power International, Ltd.	396,000	780,898
*	Tianqi Lithium Corp., Class A	13,700	126,543
	Tianshui Huatian Technology Co., Ltd., Class A	31,100	67,948
	Tianyun International Holdings, Ltd.	78,000	15,380
*	Tibet Summit Resources Co., Ltd., Class A	31,200	52,296
	Tibet Tianlu Co., Ltd., Class A	26,700	26,345
	Tingyi Cayman Islands Holding Corp.	910,000	1,808,208
	Titan Wind Energy Suzhou Co., Ltd., Class A	52,500	66,631
	Toly Bread Co., Ltd., Class A	7,316	63,051
	Tomson Group, Ltd.	236,385	67,469
	Tong Ren Tang Technologies Co., Ltd., Class H	222,000	140,016
*	Tongcheng-Elong Holdings, Ltd.	295,600	526,864
	Tongda Group Holdings, Ltd.	2,220,000	151,138
*	Tongding Interconnection Information Co., Ltd., Class A	16,800	10,366
*	TongFu Microelectronics Co., Ltd., Class A	25,400	107,264
	Tonghua Dongbao Pharmaceutical Co., Ltd., Class A	44,200	76,264
	Tongkun Group Co., Ltd., Class A	46,100	164,955
	Tongling Jingda Special Magnet Wire Co., Ltd., Class A	38,200	16,032
	Tongling Nonferrous Metals Group Co., Ltd., Class A	120,905	42,708
	Tongwei Co., Ltd., Class A	73,600	520,699
#	Top Spring International Holdings, Ltd.	95,000	14,279
*	Topchoice Medical Corp., Class A	2,100	98,606
*	Topsec Technologies Group, Inc., Class A	17,800	57,097
	Towngas China Co., Ltd.	329,626	140,779

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Transfar Zhilian Co., Ltd., Class A	97,900	$90,970
	TravelSky Technology, Ltd., Class H	355,500	792,096
*	Trigiant Group, Ltd.	420,000	43,720
*	Trip.com Group, Ltd., ADR	109,998	3,501,236
*	Truly International Holdings, Ltd.	521,140	91,682
	Tsaker Chemical Group, Ltd.	61,500	10,681
*	Tunghsu Optoelectronic Technology Co., Ltd., Class A	141,100	47,016
*	Tuniu Corp., Sponsored ADR	12,347	22,842
*	Tus Environmental Science And Technology Development Co., Ltd., Class A	42,200	36,619
	UE Furniture Co., Ltd., Class A	7,900	14,755
	Unigroup Guoxin Microelectronics Co., Ltd., Class A	5,300	98,641
	Unilumin Group Co., Ltd., Class A	13,700	17,052
	Uni-President China Holdings, Ltd.	674,966	815,934
	Unisplendour Corp., Ltd., Class A	27,240	86,457
*	United Energy Group, Ltd.	3,264,000	507,897
	Universal Scientific Industrial Shanghai Co., Ltd., Class A	17,100	43,623
*	V1 Group, Ltd.	812,000	40,770
	Valiant Co., Ltd., Class A	24,900	83,187
	Vatti Corp., Ltd., Class A	13,600	16,555
	Venustech Group, Inc., Class A	9,400	48,011
	Victory Giant Technology Huizhou Co., Ltd., Class A	17,100	56,210
#	Vinda International Holdings, Ltd.	157,000	529,555
*	Vipshop Holdings, Ltd., ADR	189,188	5,187,535
	Visual China Group Co., Ltd., Class A	10,200	21,483
	Walvax Biotechnology Co., Ltd., Class A	9,000	55,004
*	Wanda Film Holding Co., Ltd., Class A	16,250	53,776
	Wangneng Environment Co., Ltd., Class A	10,308	23,531
	Wangsu Science & Technology Co., Ltd., Class A	63,300	58,582
	Wanhua Chemical Group Co., Ltd., Class A	63,680	1,097,643
	Want Want China Holdings, Ltd.	1,966,000	1,411,804
	Wanxiang Qianchao Co., Ltd., Class A	39,820	28,557
	Wasion Holdings, Ltd.	236,000	71,936
	Wasu Media Holding Co., Ltd., Class A	32,400	40,269
#*	Weibo Corp., Sponsored ADR	21,750	991,365
	Weichai Power Co., Ltd., Class H	762,120	2,247,752
	Weifu High-Technology Group Co., Ltd., Class A	11,400	40,275
	Weihai Guangwei Composites Co., Ltd., Class A	6,300	86,331
	Weiqiao Textile Co., Class H	205,500	46,044
	Wens Foodstuffs Group Co., Ltd., Class A	121,800	319,190
	West China Cement, Ltd.	1,432,000	208,008
	Western Region Gold Co., Ltd., Class A	11,400	23,168
	Western Securities Co., Ltd., Class A	46,104	70,362
	Westone Information Industry, Inc., Class A	6,600	17,272
	Will Semiconductor Co., Ltd., Class A	7,800	347,443
	Wingtech Technology Co., Ltd., Class A	11,900	193,079
	Winning Health Technology Group Co., Ltd., Class A	23,700	55,590
	Wisdom Education International Holdings Co., Ltd.	294,000	140,969
	Wison Engineering Services Co., Ltd.	106,000	7,367
	Wolong Electric Group Co., Ltd., Class A	26,800	50,883
*	Wonders Information Co., Ltd., Class A	5,600	16,432
*	Wuhan DDMC Culture & Sports Co., Ltd., Class A	18,500	16,292
	Wuhan Department Store Group Co., Ltd., Class A	20,700	33,189
	Wuhan Guide Infrared Co., Ltd., Class A	13,800	90,837
	Wuhan Jingce Electronic Group Co., Ltd., Class A	5,400	47,175
*	Wuhan P&S Information Technology Co., Ltd., Class A	23,000	12,450
	Wuhan Raycus Fiber Laser Technologies Co., Ltd., Class A	2,200	31,203
	Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd., Class A	35,500	177,124

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Wuhu Token Science Co., Ltd., Class A	44,278	$51,363
	WUS Printed Circuit Kunshan Co., Ltd., Class A	41,300	109,116
*	Wutong Holding Group Co., Ltd., Class A	30,100	15,525
#	WuXi AppTec Co., Ltd., Class H	27,500	654,153
	Wuxi Lead Intelligent Equipment Co., Ltd., Class A	10,800	148,827
	Wuxi Taiji Industry Co., Ltd., Class A	42,300	53,092
	XCMG Construction Machinery Co., Ltd., Class A	104,800	86,710
	Xiabuxiabu Catering Management China Holdings Co., Ltd.	189,500	418,841
	Xiamen C & D, Inc., Class A	68,200	81,415
	Xiamen Comfort Science & Technology Group Co., Ltd., Class A	9,800	21,892
	Xiamen Faratronic Co., Ltd., Class A	2,900	45,492
	Xiamen International Airport Co., Ltd., Class A	5,782	14,579
	Xiamen International Port Co., Ltd., Class H	426,000	66,271
	Xiamen Intretech, Inc., Class A	8,500	90,540
	Xiamen ITG Group Corp., Ltd., Class A	45,000	42,611
	Xiamen Kingdomway Group Co., Class A	12,300	56,525
	Xiamen Meiya Pico Information Co., Ltd., Class A	7,400	21,483
	Xiamen Tungsten Co., Ltd., Class A	22,300	60,824
	Xiamen Xiangyu Co., Ltd., Class A	49,100	39,644
	Xiandai Investment Co., Ltd., Class A	36,400	24,071
*	Xiaomi Corp., Class B	2,805,400	10,477,285
	Xilinmen Furniture Co., Ltd., Class A	9,300	26,289
	Xinfengming Group Co., Ltd., Class A	27,600	77,546
	Xingda International Holdings, Ltd.	445,487	122,308
	Xingfa Aluminium Holdings, Ltd.	48,000	47,851
	Xinhu Zhongbao Co., Ltd., Class A	117,300	54,569
	Xinhua Winshare Publishing and Media Co., Ltd., Class H	164,000	101,075
	Xinjiang Communications Construction Group Co., Ltd., Class A	11,300	17,758
#	Xinjiang Goldwind Science & Technology Co., Ltd., Class H	273,858	570,472
*	Xinjiang Machinery Research Institute Co., Ltd., Class A	26,000	15,207
	Xinjiang Tianshan Cement Co., Ltd., Class A	35,900	80,867
	Xinjiang Xintai Natural Gas Co., Ltd., Class A	5,500	15,750
	Xinjiang Zhongtai Chemical Co., Ltd., Class A	53,800	67,604
	Xinxing Ductile Iron Pipes Co., Ltd., Class A	130,100	72,721
	Xinyangfeng Agricultural Technology Co., Ltd., Class A	35,600	103,982
#	Xinyi Solar Holdings, Ltd.	1,194,952	2,614,555
	Xinyu Iron & Steel Co., Ltd., Class A	78,400	49,135
	Xinyuan Real Estate Co., Ltd., ADR	20,746	47,301
	Xtep International Holdings, Ltd.	663,502	296,801
	Xuji Electric Co., Ltd., Class A	19,900	40,055
#*	Xunlei, Ltd., ADR	30,350	138,700
	Yadea Group Holdings, Ltd.	508,000	1,321,094
	YaGuang Technology Group Co., Ltd., Class A	19,900	30,538
*	Yanchang Petroleum International, Ltd.	2,200,000	10,540
	Yango Group Co., Ltd., Class A	80,500	75,285
	Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co., Class H	36,000	46,772
	Yangzhou Yangjie Electronic Technology Co., Ltd., Class A	9,400	63,911
	Yantai Dongcheng Pharmaceutical Co., Ltd., Class A	16,200	45,705
	Yantai Jereh Oilfield Services Group Co., Ltd., Class A	25,500	168,887
	YanTai Shuangta Food Co., Ltd., Class A	18,200	33,676
	Yantai Zhenghai Magnetic Material Co., Ltd., Class A	13,200	26,405
	Yanzhou Coal Mining Co., Ltd., Class H	910,000	703,396
*	Yashili International Holdings, Ltd.	397,000	36,303
	Yealink Network Technology Corp., Ltd., Class A	12,500	154,471
	YGSOFT, Inc., Class A	15,100	18,406
#	YiChang HEC ChangJiang Pharmaceutical Co., Ltd., Class H	192,200	221,088
*	Yida China Holdings, Ltd.	36,000	9,987
	Yifeng Pharmacy Chain Co., Ltd., Class A	6,300	98,778
	Yihai International Holding, Ltd.	133,000	2,184,850

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Yijiahe Technology Co., Ltd., Class A	2,400	$29,895
	Yintai Gold Co., Ltd., Class A	52,440	64,212
	Yipinhong Pharmaceutical Co., Ltd., Class A	1,600	10,569
	Yip's Chemical Holdings, Ltd.	88,000	33,978
*	Yiren Digital, Ltd., Sponsored ADR	34,424	119,107
	Yixintang Pharmaceutical Group Co., Ltd., Class A	12,200	72,520
	Yonghui Superstores Co., Ltd., Class A	119,500	125,935
	Yonyou Network Technology Co., Ltd., Class A	14,800	98,391
	Yotrio Group Co., Ltd., Class A	68,400	36,637
	Youngor Group Co., Ltd., Class A	61,600	67,556
*	Youyuan International Holdings, Ltd.	136,920	862
	Youzu Interactive Co., Ltd., Class A	28,800	57,316
*	Yuan Longping High-tech Agriculture Co., Ltd., Class A	14,100	39,191
	Yuexiu Property Co., Ltd.	3,985,292	778,484
	Yuexiu Transport Infrastructure, Ltd.	348,752	234,458
	Yum China Holdings, Inc.	103,926	5,893,643
	Yunda Holding Co., Ltd., Class A	47,792	124,990
*	Yunnan Aluminium Co., Ltd., Class A	84,300	97,966
	Yunnan Baiyao Group Co Ltd, Class A	7,942	163,024
*	Yunnan Copper Co., Ltd., Class A	53,800	107,300
	Yunnan Energy New Material Co., Ltd., Class A	10,852	220,429
*	Yunnan Tin Co., Ltd., Class A	54,400	103,120
	Yunnan Water Investment Co., Ltd., Class H	77,000	9,529
	Yuzhou Group Holdings Co., Ltd.	1,211,712	422,019
	ZBOM Home Collection Co., Ltd., Class A	3,950	23,961
	Zhangzhou Pientzehuang Pharmaceutical Co., Ltd., Class A	3,900	179,573
#	Zhaojin Mining Industry Co., Ltd., Class H	768,500	826,868
	Zhefu Holding Group Co., Ltd., Class A	87,900	64,636
*	Zhejiang Century Huatong Group Co., Ltd., Class A	96,800	92,790
	Zhejiang Chint Electrics Co., Ltd., Class A	29,600	169,032
	Zhejiang Communications Technology Co., Ltd.	23,200	18,131
	Zhejiang Crystal-Optech Co., Ltd., Class A	25,900	42,698
	Zhejiang Dahua Technology Co., Ltd., Class A	48,700	183,067
	Zhejiang Dingli Machinery Co., Ltd., Class A	6,540	117,248
	Zhejiang Expressway Co., Ltd., Class H	522,000	422,145
*	Zhejiang Garden Bio-Chemical High-tech Co., Ltd., Class A	15,700	33,760
	Zhejiang Hailiang Co., Ltd., Class A	59,900	75,221
	Zhejiang Hangmin Co., Ltd., Class A	25,400	21,855
	Zhejiang Hisoar Pharmaceutical Co., Ltd., Class A	32,500	38,738
	Zhejiang Huace Film & TV Co., Ltd., Class A	36,900	39,357
	Zhejiang Huahai Pharmaceutical Co., Ltd., Class A	19,010	71,885
*	Zhejiang Huayou Cobalt Co., Ltd., Class A	12,300	187,552
	Zhejiang Jiahua Energy Chemical Industry Co., Ltd., Class A	47,100	59,126
	Zhejiang Jianfeng Group Co., Ltd., Class A	9,500	18,876
	Zhejiang Jiecang Linear Motion Technology Co., Ltd., Class A	4,500	62,959
	Zhejiang Jiemei Electronic & Technology Co., Ltd., Class A	10,500	46,962
	Zhejiang Jingsheng Mechanical & Electrical Co., Ltd., Class A	10,600	65,473
*	Zhejiang Jingu Co., Ltd., Class A	31,000	37,526
	Zhejiang Jingxin Pharmaceutical Co., Ltd., Class A	20,600	31,110
*	Zhejiang Jinke Culture Industry Co., Ltd., Class A	33,500	19,603
	Zhejiang Juhua Co., Ltd., Class A	23,200	31,580
*	Zhejiang Kaishan Compressor Co., Ltd., Class A	17,000	36,156
	Zhejiang Longsheng Group Co., Ltd., Class A	52,600	111,164
	Zhejiang Medicine Co., Ltd., Class A	30,500	64,066
	Zhejiang Meida Industrial Co., Ltd., Class A	25,100	75,136
*	Zhejiang Narada Power Source Co., Ltd., Class A	18,000	33,623
	Zhejiang NHU Co., Ltd., Class A	34,400	197,158
	Zhejiang Orient Financial Holdings Group Co., Ltd., Class A	33,400	28,946
	Zhejiang Runtu Co., Ltd., Class A	31,200	46,982

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	41,540	$147,010
	Zhejiang Satellite Petrochemical Co., Ltd., Class A	18,900	102,513
	Zhejiang Semir Garment Co., Ltd., Class A	20,300	26,972
	Zhejiang Supor Co., Ltd., Class A	10,000	123,048
	Zhejiang Tianyu Pharmaceutical Co., Ltd., Class A	5,400	63,697
	Zhejiang Wanfeng Auto Wheel Co., Ltd., Class A	49,700	42,278
	Zhejiang Wanliyang Co., Ltd., Class A	39,600	45,178
	Zhejiang Weiming Environment Protection Co., Ltd., Class A	31,190	83,738
	Zhejiang Weixing New Building Materials Co., Ltd., Class A	32,600	106,992
	Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd., Class A	5,200	74,729
	Zhejiang Xianju Pharmaceutical Co., Ltd., Class A	28,300	49,006
	Zhejiang Xinan Chemical Industrial Group Co., Ltd., Class A	15,100	23,706
	Zhejiang Yankon Group Co., Ltd., Class A	34,200	18,630
	Zhejiang Yasha Decoration Co., Ltd., Class A	33,700	45,929
*	Zhejiang Yongtai Technology Co., Ltd., Class A	23,000	33,071
	Zhengzhou Coal Mining Machinery Group Co., Ltd., Class H	124,000	167,483
	Zhengzhou Yutong Bus Co., Ltd., Class A	25,600	55,045
	Zhenro Properties Group, Ltd.	312,000	182,131
	Zheshang Securities Co., Ltd., Class A	9,800	19,977
	Zhong An Group, Ltd.	906,000	33,775
#*	ZhongAn Online P&C Insurance Co., Ltd., Class H	17,400	106,527
	Zhongji Innolight Co., Ltd., Class A	12,100	96,643
	Zhongjin Gold Corp., Ltd., Class A	48,300	62,579
*	Zhongshan Broad Ocean Motor Co., Ltd., Class A	35,900	23,396
	Zhongshan Public Utilities Group Co., Ltd., Class A	17,200	20,835
	Zhongsheng Group Holdings, Ltd.	278,500	1,631,005
*	Zhongtian Financial Group Co., Ltd., Class A	87,400	36,371
	Zhongyu Gas Holdings, Ltd.	191,455	171,277
	Zhongyuan Environment-Protection Co., Ltd., Class A	19,050	17,955
#	Zhou Hei Ya International Holdings Co., Ltd.	247,500	270,469
*	Zhuguang Holdings Group Co., Ltd.	344,000	46,128
*	Zhuhai Holdings Investment Group, Ltd.	150,000	56,899
*	Zhuhai Orbita Aerospace Science & Technology Co., Ltd., Class A	13,800	19,226
	Zhuzhou CRRC Times Electric Co., Ltd., Class H	243,050	1,217,252
	Zhuzhou Hongda Electronics Corp., Ltd., Class A	7,600	81,461
	Zhuzhou Kibing Group Co., Ltd., Class A	91,500	173,338
	Zibo Qixiang Tengda Chemical Co., Ltd., Class A	39,300	57,357
	Zijin Mining Group Co., Ltd., Class H	1,808,000	1,995,788
*	ZJBC Information Technology Co., Ltd., Class A	25,100	19,595
	Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	327,400	447,403
	ZTE Corp., Class H	178,120	504,033
	ZTO Express Cayman, Inc., ADR	99,290	3,284,513
TOTAL CHINA			613,896,097
COLOMBIA — (0.2%)
	Banco de Bogota SA	14,722	344,022
	Bancolombia SA, Sponsored ADR	14,286	502,724
	Bancolombia SA	35,012	300,186
	Bolsa de Valores de Colombia	3,425	11,852
	Celsia SA ESP	228,326	307,079
	Cementos Argos SA	132,699	217,137
*	CEMEX Latam Holdings SA	49,384	57,838
*	Constructora Conconcreto SA	2,809	378
*	Corp. Financiera Colombiana SA	39,515	356,727
	Ecopetrol SA	758,041	431,163
	Grupo Argos SA	73,509	273,933
#	Grupo Aval Acciones y Valores SA, ADR	9,190	58,908
	Grupo de Inversiones Suramericana SA	25,585	162,729
	Grupo Energia Bogota SA ESP	167,811	122,767

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
COLOMBIA — (Continued)
	Grupo Nutresa SA	29,013	$198,351
	Interconexion Electrica SA ESP	85,066	549,627
	Mineros SA	29,205	35,178
	Promigas SA ESP	7,608	16,201
TOTAL COLOMBIA			3,946,800
CZECH REPUBLIC — (0.1%)
	CEZ A.S.	34,199	820,089
*	Komercni banka A.S.	7,465	226,578
*	Moneta Money Bank A.S.	229,552	779,441
	O2 Czech Republic A.S.	17,292	202,998
TOTAL CZECH REPUBLIC			2,029,106
EGYPT — (0.1%)
	Commercial International Bank Egypt S.A.E., GDR	266,956	1,052,931
	Commercial International Bank Egypt S.A.E., GDR	9,185	36,281
*	Egyptian Financial Group-Hermes Holding Co., GDR	7,190	14,381
*	Egyptian Financial Group-Hermes Holding Co., GDR	1,326	2,647
TOTAL EGYPT			1,106,240
GREECE — (0.2%)
*	Aegean Airlines SA	10,067	50,165
*	Alpha Bank AE	256,334	231,918
	Athens Water Supply & Sewage Co. SA	14,016	111,262
	Autohellas Tourist and Trading SA	11,416	76,093
	Bank of Greece	6,492	122,437
*	Cairo Mezz P.L.C.	32,521	4,381
*	Ellaktor SA	37,044	62,638
*	Eurobank Ergasias Services and Holdings SA, Class A	390,255	257,764
*	FF Group	11,777	12,863
*	Fourlis Holdings SA	20,577	94,005
*	GEK Terna Holding Real Estate Construction SA	19,817	171,939
	Hellenic Exchanges - Athens Stock Exchange SA	11,028	46,669
	Hellenic Petroleum SA	16,077	106,731
	Hellenic Telecommunications Organization SA	36,918	536,627
	Holding Co. ADMIE IPTO SA	35,459	102,378
*	Intracom Holdings SA	24,302	22,306
	JUMBO SA	7,074	110,814
*	LAMDA Development SA	33,428	256,675
	Motor Oil Hellas Corinth Refineries SA	4,811	67,627
	Mytilineos SA	28,246	411,255
*	National Bank of Greece SA	91,365	214,412
*	Piraeus Financial Holdings SA	123,572	133,832
	Piraeus Port Authority SA	3,173	72,108
*	Public Power Corp. SA	23,407	199,790
	Sarantis SA	12,002	132,074
	Terna Energy SA	11,097	189,187
	Titan Cement International SA	9,067	158,019
	Titan Cement International SA	2,095	36,677
TOTAL GREECE			3,992,646
HONG KONG — (0.4%)
	Anxin-China Holdings, Ltd.	784,000	0
	Atlas Corp.	49,382	555,054
#*	Beijing Energy International Holding Co., Ltd.	1,888,000	60,683
	China Huirong Financial Holdings, Ltd.	84,000	10,958
	China Huiyuan Juice Group, Ltd.	159,000	7,190

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
#	China New Higher Education Group, Ltd.	327,000	$217,186
	DBA Telecommunication (Asia) Holdings, Ltd.	112,000	5,498
	Fiber Optic Center, Inc.	396,000	2,681
	Fuguiniao Co., Ltd.	51,000	4,785
*	GR Properties, Ltd.	100,000	12,095
	Hopewell Highway Infrastructure, Ltd.	72,000	26,454
	Hua Han Health Industry Holdings, Ltd.	928,000	35,908
	Karce International Holdings Open	134,000	0
*	Mobvista, Inc.	107,000	82,840
	Prinx Chengshan Cayman Holding, Ltd.	32,500	34,205
	Shenzhou International Group Holdings, Ltd.	199,000	3,880,799
#	Shoucheng Holdings, Ltd.	679,600	162,348
*	SIM Technology Group, Ltd.	208,000	9,230
	SMI Culture & Travel Group Holdings, Ltd.	323,197	3,910
	Tech-Pro, Inc.	1,644,000	2,714
	Wharf Holdings, Ltd. (The)	447,000	983,530
	Wuling Motors Holdings, Ltd.	280,000	79,911
TOTAL HONG KONG			6,177,979
HUNGARY — (0.2%)
*	CIG Pannonia Life Insurance P.L.C., Class A	14,978	15,735
	Magyar Telekom Telecommunications P.L.C.	230,882	307,870
*	MOL Hungarian Oil & Gas P.L.C.	218,361	1,639,736
*	OTP Bank Nyrt	46,270	2,109,716
TOTAL HUNGARY			4,073,057
INDIA — (9.5%)
*	3M India, Ltd.	431	113,474
	Aarti Drugs, Ltd.	11,204	104,088
	Aarti Industries, Ltd.	24,299	385,529
*	ABB Powar Products & System India, Ltd.	1,047	17,337
	Abbott India, Ltd.	1,520	295,586
	ACC, Ltd.	17,076	374,700
	Adani Enterprises, Ltd.	40,551	277,988
*	Adani Green Energy, Ltd.	91,396	1,282,665
*	Adani Power, Ltd.	371,686	261,309
	Adani Total Gas, Ltd.	22,728	117,974
*	Adani Transmissions, Ltd.	110,351	697,066
*	Aditya Birla Capital, Ltd.	163,572	181,529
*	Aditya Birla Fashion and Retail, Ltd.	46,575	95,460
	Advanced Enzyme Technologies, Ltd.	12,879	56,292
	Aegis Logistics, Ltd.	30,337	117,524
	Agro Tech Foods, Ltd.	3,172	35,663
*	Ahluwalia Contracts India, Ltd.	4,437	16,398
	AIA Engineering, Ltd.	12,413	332,586
	Ajanta Pharma, Ltd.	12,805	307,807
	Akzo Nobel India, Ltd.	3,881	118,710
	Alembic Pharmaceuticals, Ltd.	27,495	355,892
	Alembic, Ltd.	38,303	48,715
	Alkyl Amines Chemicals	1,210	79,828
	Allcargo Logistics, Ltd.	33,994	60,606
	Amara Raja Batteries, Ltd.	27,685	347,804
	Ambuja Cements, Ltd.	149,619	499,080
	Amrutanjan Health Care, Ltd.	494	3,318
*	Amtek Auto, Ltd.	52,973	374
*	APL Apollo Tubes, Ltd.	18,065	224,004
	Apollo Tyres, Ltd.	166,410	446,817
*	Arvind Fashions, Ltd.	22,975	45,500

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Arvind, Ltd.	68,483	$50,029
	Asahi India Glass, Ltd.	24,061	86,784
	Ashok Leyland, Ltd.	308,457	464,282
*	Ashoka Buildcon, Ltd.	39,545	47,126
	Asian Paints, Ltd.	53,404	1,763,344
	Astral Poly Technik, Ltd.	15,190	354,117
	Atul, Ltd.	4,562	398,562
*	AU Small Finance Bank, Ltd.	7,288	86,370
	Automotive Axles, Ltd.	3,807	51,778
	Avanti Feeds, Ltd.	16,758	116,654
*	Avenue Supermarts, Ltd.	8,273	305,401
*	Axis Bank, Ltd.	319,240	2,908,540
	Bajaj Auto, Ltd.	11,561	636,771
*	Bajaj Consumer Care, Ltd.	33,236	95,007
*	Bajaj Electricals, Ltd.	13,012	129,126
	Bajaj Finance, Ltd.	29,370	1,897,310
	Bajaj Finserv, Ltd.	7,555	899,863
	Bajaj Holdings & Investment, Ltd.	13,445	595,181
	Balaji Amines, Ltd.	5,263	80,872
	Balkrishna Industries, Ltd.	33,255	722,232
	Balmer Lawrie & Co., Ltd.	30,656	49,745
*	Balrampur Chini Mills, Ltd.	75,503	175,435
*	Bank of Baroda	326,563	304,805
*	Bank of Maharashtra	198,041	40,778
	Bannari Amman Sugars, Ltd.	894	17,849
	BASF India, Ltd.	3,352	72,284
	Bata India, Ltd.	9,609	197,607
	BEML, Ltd.	5,626	70,087
	Berger Paints India, Ltd.	67,365	656,870
	Bharat Forge, Ltd.	95,346	764,943
	Bharat Petroleum Corp., Ltd.	125,445	662,072
	Bharat Rasayan, Ltd.	365	49,823
	Bharti Airtel, Ltd.	353,732	2,672,301
*	Biocon, Ltd.	91,350	465,902
	Birla Corp., Ltd.	10,855	106,627
	Birlasoft, Ltd.	76,643	261,578
*	Blue Dart Express, Ltd.	1,232	67,228
	Blue Star, Ltd.	12,081	122,227
	Bodal Chemicals, Ltd.	15,834	15,340
	Borosil Renewables, Ltd.	14,033	52,605
	Bosch, Ltd.	1,308	273,898
	Brigade Enterprises, Ltd.	32,571	106,337
	Britannia Industries, Ltd.	12,364	593,164
	BSE, Ltd.	6,411	51,574
*	Camlin Fine Sciences, Ltd.	9,549	13,853
	Can Fin Homes, Ltd.	18,789	123,384
*	Canara Bank	133,598	243,219
*	Capacit'e Infraprojects, Ltd.	12,709	28,355
	Carborundum Universal, Ltd.	24,379	135,107
	Care Ratings, Ltd.	2,130	14,048
	Castrol India, Ltd.	106,814	187,441
	CCL Products India, Ltd.	34,083	111,565
	Ceat, Ltd.	12,726	256,747
	Central Depository Services India, Ltd.	16,421	108,146
	Century Plyboards India, Ltd.	37,659	136,030
	Century Textiles & Industries, Ltd.	18,089	103,076
	Cera Sanitaryware, Ltd.	2,249	105,433
	CESC, Ltd.	14,764	123,292
	Chambal Fertilizers & Chemicals, Ltd.	72,529	237,743

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Chennai Petroleum Corp., Ltd.	17,205	$21,523
	Chennai Super Kings Cricket, Ltd.	130,176	753
	Cholamandalam Financial Holdings, Ltd.	38,753	263,368
	Cholamandalam Investment and Finance Co., Ltd.	117,324	641,368
	City Union Bank, Ltd.	133,999	312,031
	Coal India, Ltd.	224,957	387,003
	Coforge, Ltd.	6,179	201,005
	Colgate-Palmolive India, Ltd.	20,876	457,895
	Container Corp. Of India, Ltd.	71,149	425,465
	Coromandel International, Ltd.	42,522	492,488
*	CreditAccess Grameen, Ltd.	3,319	31,490
	CRISIL, Ltd.	8,107	211,382
	Crompton Greaves Consumer Electricals, Ltd.	196,701	1,143,255
	Cummins India, Ltd.	29,203	263,466
	Cyient, Ltd.	23,996	197,189
	Dabur India, Ltd.	84,311	592,633
	Dalmia Bharat, Ltd.	22,877	358,413
	DB Corp., Ltd.	10,708	11,986
*	DCB Bank, Ltd.	99,628	136,814
	DCM Shriram, Ltd.	26,469	157,681
	Deepak Fertilisers & Petrochemicals Corp., Ltd.	16,772	35,646
	Deepak Nitrite, Ltd.	17,701	235,042
	Dhampur Sugar Mills, Ltd.	15,975	35,040
	Dhani Services, Ltd.	48,285	222,074
	Dhani Services, Ltd.	6,548	17,821
	Dhanuka Agritech, Ltd.	6,349	64,549
	Dilip Buildcon, Ltd.	18,685	108,217
*	Dish TV India, Ltd.	176,773	29,635
*	Dishman Carbogen Amcis, Ltd.	29,525	49,617
	Divi's Laboratories, Ltd.	17,064	788,413
	Dixon Technologies India, Ltd.	1,128	217,830
	DLF, Ltd.	130,928	458,092
	Dr Lal PathLabs, Ltd.	10,567	325,388
*	DRC Systems India Pvt, Ltd.	193	33
	eClerx Services, Ltd.	11,671	156,312
*	Edelweiss Financial Services, Ltd.	176,449	151,500
	Eicher Motors, Ltd.	31,180	1,176,005
*	EID Parry India, Ltd.	39,453	184,784
*	EIH, Ltd.	53,723	68,272
	Elgi Equipments, Ltd.	50,996	110,392
	Emami, Ltd.	49,436	340,241
	Endurance Technologies, Ltd.	12,236	232,613
	Engineers India, Ltd.	76,414	76,065
	EPL, Ltd.	26,692	89,283
	Escorts, Ltd.	31,617	521,943
	Excel Industries, Ltd.	733	8,363
	Exide Industries, Ltd.	119,005	313,131
	FDC, Ltd.	24,667	98,141
*	Federal Bank, Ltd.	596,448	591,925
	Fine Organic Industries, Ltd.	1,565	50,532
	Finolex Cables, Ltd.	31,095	156,423
	Finolex Industries, Ltd.	19,213	152,503
	Firstsource Solutions, Ltd.	118,484	141,565
*	Future Lifestyle Fashions, Ltd.	13,486	16,223
	Gabriel India, Ltd.	37,453	57,576
	GAIL India, Ltd.	606,268	1,035,953
	Galaxy Surfactants, Ltd.	1,901	53,796
	Garware Technical Fibres, Ltd.	5,029	156,917
	Gateway Distriparks, Ltd.	32,484	70,044

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	GE T&D India, Ltd.	6,889	$11,024
*	General Insurance Corp. of India	13,962	25,214
	GHCL, Ltd.	20,516	57,202
	Gillette India, Ltd.	2,205	168,664
	GMM Pfaudler, Ltd.	389	18,995
	Godrej Agrovet, Ltd.	3,786	27,699
	Godrej Consumer Products, Ltd.	71,055	728,803
*	Godrej Industries, Ltd.	17,871	107,002
*	Godrej Properties, Ltd.	9,942	171,903
	Granules India, Ltd.	79,722	365,659
	Graphite India, Ltd.	14,907	64,215
	Grasim Industries, Ltd.	62,234	903,494
	Great Eastern Shipping Co., Ltd. (The)	38,662	138,670
*	Greaves Cotton, Ltd.	45,105	52,515
	Greenply Industries, Ltd.	11,019	17,788
	Grindwell Norton, Ltd.	9,426	88,915
	Gujarat Alkalies & Chemicals, Ltd.	11,691	51,835
	Gujarat Ambuja Exports, Ltd.	40,788	78,939
*	Gujarat Fluorochemicals, Ltd.	16,368	126,944
	Gujarat Gas, Ltd.	77,357	391,558
	Gujarat Industries Power Co., Ltd.	19,775	20,544
	Gujarat Mineral Development Corp., Ltd.	28,795	21,605
	Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	25,754	73,983
	Gujarat Pipavav Port, Ltd.	113,985	135,209
	Gujarat State Fertilizers & Chemicals, Ltd.	36,777	38,457
	Gujarat State Petronet, Ltd.	85,718	233,058
	Gulf Oil Lubricants India, Ltd.	7,008	66,671
	Hatsun Agro Products, Ltd.	15,323	146,859
	Havells India, Ltd.	51,556	736,731
	HCL Technologies, Ltd.	271,764	3,396,935
	HDFC Asset Management Co., Ltd.	4,817	190,159
*	HDFC Bank, Ltd.	485,788	9,273,909
*	HDFC Life Insurance Co., Ltd.	89,590	833,658
	HEG, Ltd.	2,260	28,881
	HeidelbergCement India, Ltd.	39,068	117,327
*	Hemisphere Properties India, Ltd.	33,278	63,020
	Heritage Foods, Ltd.	6,774	25,716
	Hero MotoCorp, Ltd.	35,881	1,605,679
	Hester Biosciences, Ltd.	338	7,816
*	HFCL, Ltd.	362,713	143,786
	Hikal, Ltd.	20,117	46,745
	HIL, Ltd.	1,730	53,681
	Himadri Speciality Chemical, Ltd.	42,228	25,784
	Himatsingka Seide, Ltd.	4,260	8,442
	Hindalco Industries, Ltd.	446,962	1,374,325
	Hinduja Global Solutions, Ltd.	3,291	50,017
	Hinduja Ventures, Ltd.	232	1,630
*	Hindustan Oil Exploration Co., Ltd.	7,365	7,916
	Hindustan Unilever, Ltd.	115,535	3,577,924
	Honda India Power Products, Ltd.	1,167	16,352
	Honeywell Automation India, Ltd.	540	289,218
	Housing Development Finance Corp., Ltd.	143,610	4,670,145
	Huhtamaki India, Ltd.	11,366	46,744
*	ICICI Bank, Ltd., Sponsored ADR	164,684	2,486,736
*	ICICI Bank, Ltd.	379,392	2,814,449
*	ICICI Lombard General Insurance Co., Ltd.	18,593	337,019
*	ICICI Prudential Life Insurance Co., Ltd.	60,785	401,046
	ICICI Securities, Ltd.	17,508	98,161
*	IDFC First Bank, Ltd.	801,802	518,252

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	IDFC, Ltd.	416,198	$249,199
*	IFB Industries, Ltd.	4,858	91,060
*	IFCI, Ltd.	325,050	39,551
	IIFL Finance, Ltd.	93,354	187,459
	IIFL Securities, Ltd.	99,665	63,235
	IIFL Wealth Management, Ltd.	14,238	200,266
	India Cements, Ltd. (The)	70,384	149,120
	Indiabulls Housing Finance, Ltd.	95,689	250,275
*	Indiabulls Real Estate, Ltd.	92,508	93,594
	IndiaMart InterMesh, Ltd.	1,389	147,974
*	Indian Bank	49,995	59,999
	Indian Energy Exchange, Ltd.	9,357	31,615
	Indian Hotels Co., Ltd. (The)	121,267	201,176
	Indian Hume Pipe Co., Ltd. (The)	8,416	22,000
	Indian Oil Corp., Ltd.	295,127	376,481
*	Indian Overseas Bank	345,326	51,736
	Indo Count Industries, Ltd.	32,201	60,296
	Indoco Remedies, Ltd.	12,214	49,921
	Indraprastha Gas, Ltd.	57,526	405,310
	Indus Towers, Ltd.	95,502	302,742
*	IndusInd Bank, Ltd.	26,493	308,824
*	INEOS Styrolution India, Ltd.	1,619	20,629
*	Infibeam Avenues, Ltd.	79,662	82,805
	Info Edge India, Ltd.	6,840	411,660
	Infosys, Ltd., Sponsored ADR	141,430	2,387,338
	Infosys, Ltd.	578,926	9,896,413
*	Inox Leisure, Ltd.	29,769	130,486
*	Intellect Design Arena, Ltd.	22,152	98,893
*	InterGlobe Aviation, Ltd.	10,262	220,181
	IOL Chemicals and Pharmaceuticals, Ltd.	5,983	55,465
	IRB Infrastructure Developers, Ltd.	52,618	77,278
	ITD Cementation India, Ltd.	35,112	30,213
	J Kumar Infraprojects, Ltd.	12,750	25,348
*	Jagran Prakashan, Ltd.	33,883	18,967
	Jai Corp., Ltd.	22,407	25,767
*	Jaiprakash Power Ventures, Ltd.	476,905	18,593
*	Jammu & Kashmir Bank, Ltd. (The)	14,738	5,498
	Jamna Auto Industries, Ltd.	65,274	54,495
	JB Chemicals & Pharmaceuticals, Ltd.	12,437	170,819
	Jindal Poly Films, Ltd.	2,952	18,152
	Jindal Saw, Ltd.	55,855	54,373
*	Jindal Stainless Hisar, Ltd.	35,791	66,946
*	Jindal Stainless, Ltd.	88,742	97,860
*	Jindal Steel & Power, Ltd.	157,433	554,787
	JK Cement, Ltd.	10,543	304,668
	JK Lakshmi Cement, Ltd.	15,807	68,766
	JK Paper, Ltd.	41,108	72,078
	JK Tyre & Industries, Ltd.	33,006	57,713
	JM Financial, Ltd.	91,256	99,896
*	Johnson Controls-Hitachi Air Conditioning India, Ltd.	2,565	85,102
	JSW Energy, Ltd.	211,709	206,073
	JSW Steel, Ltd.	342,256	1,702,064
	JTEKT India, Ltd.	33,878	40,209
	Jubilant Foodworks, Ltd.	24,098	856,398
	Jubilant Life Sciences, Ltd.	50,434	611,306
*	Just Dial, Ltd.	12,615	103,449
	Jyothy Labs, Ltd.	27,180	60,197
	Kajaria Ceramics, Ltd.	32,041	360,183
	Kalpataru Power Transmission, Ltd.	29,121	125,755

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Kalyani Steels, Ltd.	11,486	$41,468
	Kansai Nerolac Paints, Ltd.	19,581	150,054
*	Karnataka Bank, Ltd. (The)	43,338	35,632
*	Karur Vysya Bank, Ltd. (The)	188,782	109,414
	Kaveri Seed Co., Ltd.	11,466	86,058
	KEC International, Ltd.	45,894	225,583
	KEI Industries, Ltd.	25,830	165,182
	Kiri Industries, Ltd.	7,501	47,776
	Kirloskar Oil Engines, Ltd.	25,693	43,324
	KNR Constructions, Ltd.	22,800	115,455
*	Kotak Mahindra Bank, Ltd.	82,488	1,929,597
	KPIT Technologies, Ltd.	80,994	156,267
	KPR Mill, Ltd.	10,432	130,297
	KRBL, Ltd.	34,591	111,913
	L&T Finance Holdings, Ltd.	232,809	272,778
	L&T Technology Services, Ltd.	6,073	202,103
	LA Opala RG, Ltd.	5,529	16,373
	Lakshmi Machine Works, Ltd.	1,141	82,794
	Larsen & Toubro Infotech, Ltd.	10,207	558,407
	Laurus Labs, Ltd.	83,160	391,821
	LG Balakrishnan & Bros, Ltd.	5,958	24,312
	LIC Housing Finance, Ltd.	151,919	824,658
	Linde India, Ltd.	11,710	145,140
	LT Foods, Ltd.	64,829	48,058
	LUX Industries, Ltd.	2,738	61,508
	Mahanagar Gas, Ltd.	14,324	202,952
	Maharashtra Scooters, Ltd.	1,540	75,923
	Maharashtra Seamless, Ltd.	11,052	42,044
*	Mahindra & Mahindra Financial Services, Ltd.	236,864	498,396
	Mahindra & Mahindra, Ltd.	176,331	1,814,444
*	Mahindra CIE Automotive, Ltd.	41,536	92,681
*	Mahindra Holidays & Resorts India, Ltd.	6,412	19,769
*	Mahindra Lifespace Developers, Ltd.	6,371	34,036
	Mahindra Logistics, Ltd.	1,716	11,007
	Manappuram Finance, Ltd.	188,283	403,318
	Marico, Ltd.	125,614	713,044
	Maruti Suzuki India, Ltd.	14,998	1,481,459
	MAS Financial Services, Ltd.	4,473	53,851
	Mastek, Ltd.	4,770	73,511
*	Max Financial Services, Ltd.	12,290	114,839
	Mayur Uniquoters, Ltd.	7,101	26,968
	Meghmani Organics, Ltd.	52,538	56,517
	Metropolis Healthcare, Ltd.	637	18,221
	Minda Industries, Ltd.	20,110	125,003
	Mindtree, Ltd.	20,218	454,045
	MOIL, Ltd.	36,155	67,113
	Motherson Sumi Systems, Ltd.	429,015	852,642
	Motilal Oswal Financial Services, Ltd.	12,868	108,211
	Mphasis, Ltd.	45,546	958,841
	MRF, Ltd.	509	585,024
	Multi Commodity Exchange of India, Ltd.	3,828	86,144
	Muthoot Finance, Ltd.	46,432	704,709
	National Aluminium Co., Ltd.	299,608	195,329
	Navin Fluorine International, Ltd.	5,554	173,991
	Navneet Education, Ltd.	37,731	42,095
	NBCC India, Ltd.	124,180	52,804
	NCC, Ltd.	133,562	107,317
	NESCO, Ltd.	5,339	42,268
	NHPC, Ltd.	501,763	166,819

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	NIIT, Ltd.	27,465	$70,625
	Nilkamal, Ltd.	2,517	51,909
	NLC India, Ltd.	88,191	62,234
	NMDC, Ltd.	137,280	196,996
	NOCIL, Ltd.	29,828	58,472
	NRB Bearings, Ltd.	22,385	31,119
	NTPC, Ltd.	342,162	415,140
*	Oberoi Realty, Ltd.	44,565	323,359
*	Omaxe, Ltd.	22,851	23,133
	Oracle Financial Services Software, Ltd.	8,255	363,314
	Orient Cement, Ltd.	28,090	32,556
	Orient Electric, Ltd.	12,508	43,387
	Orient Refractories, Ltd.	20,027	59,139
	Oriental Carbon & Chemicals, Ltd.	1,568	19,261
	Page Industries, Ltd.	1,757	656,228
	Paisalo Digital, Ltd.	2,682	25,320
	Parag Milk Foods, Ltd.	15,727	23,813
	Persistent Systems, Ltd.	21,940	459,412
	Petronet LNG, Ltd.	253,111	823,388
	Phillips Carbon Black, Ltd.	29,375	76,706
*	Phoenix Mills, Ltd. (The)	21,128	215,262
	PI Industries, Ltd.	24,659	693,042
	Pidilite Industries, Ltd.	25,623	590,309
*	PNB Housing Finance, Ltd.	19,675	89,638
	PNC Infratech, Ltd.	35,001	90,495
	Poly Medicure, Ltd.	6,882	47,663
	Polyplex Corp., Ltd.	6,276	59,532
	Power Finance Corp., Ltd.	394,418	594,593
	Power Grid Corp. of India, Ltd.	362,101	911,103
	Praj Industries, Ltd.	30,429	47,806
	Prestige Estates Projects, Ltd.	66,478	242,978
*	Prism Johnson, Ltd.	10,043	12,307
	Procter & Gamble Health, Ltd.	1,462	142,371
	Procter & Gamble Hygiene & Health Care, Ltd.	2,452	376,874
	PSP Projects, Ltd.	3,766	21,341
	PTC India Financial Services, Ltd.	37,616	9,332
	PTC India, Ltd.	73,879	61,514
*	Punjab National Bank	281,812	129,155
*	Quess Corp., Ltd.	18,239	144,506
	Rain Industries, Ltd.	50,053	86,071
	Rajesh Exports, Ltd.	30,006	196,170
	Rallis India, Ltd.	15,698	58,617
	Ramco Cements, Ltd. (The)	18,701	199,391
	Ramco Industries, Ltd.	17,140	53,889
*	Ramkrishna Forgings, Ltd.	2,041	14,097
	Rashtriya Chemicals & Fertilizers, Ltd.	77,501	57,143
	Ratnamani Metals & Tubes, Ltd.	5,800	119,795
	RBL Bank, Ltd.	134,613	394,569
	REC, Ltd.	385,974	699,835
	Redington India, Ltd.	143,736	263,515
*	Relaxo Footwears, Ltd.	12,658	142,537
	Savita Oil Technologies, Ltd.	516	4,857
*	SBI Life Insurance Co., Ltd.	27,393	324,432
	Schaeffler India, Ltd.	1,721	101,290
	Security & Intelligence Services India, Ltd.	10,330	56,772
*	Sequent Scientific, Ltd.	34,602	99,440
	Seshasayee Paper & Boards, Ltd.	3,845	7,575
	SH Kelkar & Co., Ltd.	11,983	19,699
	Sharda Cropchem, Ltd.	11,070	42,841

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Sheela Foam, Ltd.	110	$2,957
	Shilpa Medicare, Ltd.	10,912	62,888
	Shipping Corp. of India, Ltd.	49,571	57,891
*	Shoppers Stop, Ltd.	6,966	18,931
	Shree Cement, Ltd.	2,077	640,635
*	Shree Renuka Sugars, Ltd.	76,615	10,350
	Shriram City Union Finance, Ltd.	7,379	102,995
	Shriram Transport Finance Co., Ltd.	74,131	1,308,284
	SKF India, Ltd.	3,247	77,708
	Sobha, Ltd.	31,407	197,117
	Solar Industries India, Ltd.	9,132	149,301
	Somany Ceramics, Ltd.	2,590	13,143
	Somany Home Innovation, Ltd.	17,822	41,393
	Sonata Software, Ltd.	20,572	110,030
*	South Indian Bank, Ltd. (The)	464,315	52,736
*	SpiceJet, Ltd.	40,546	45,899
	SRF, Ltd.	7,893	577,650
	Srikalahasthi Pipes, Ltd.	7,842	15,853
*	State Bank of India	186,967	720,409
*	State Bank of India, GDR	1,409	54,599
*	Steel Authority of India, Ltd.	364,495	284,356
	Sterlite Technologies, Ltd.	61,607	151,936
	Strides Pharma Science, Ltd.	22,732	253,567
	Subros, Ltd.	14,654	68,134
	Sudarshan Chemical Industries	10,535	73,114
	Sun TV Network, Ltd.	50,950	332,739
	Sundaram Finance Holdings, Ltd.	4,466	4,202
	Sundaram Finance, Ltd.	10,790	250,851
	Sundaram-Clayton, Ltd.	1,860	80,146
	Sundram Fasteners, Ltd.	33,739	257,556
	Sunteck Realty, Ltd.	29,355	128,848
	Suprajit Engineering, Ltd.	22,155	63,124
	Supreme Industries, Ltd.	20,913	516,710
	Supreme Petrochem, Ltd.	17,842	89,322
	Surya Roshni, Ltd.	2,962	14,096
*	Suvidhaa Infoserve Pvt, Ltd.	10,462	896
	Swaraj Engines, Ltd.	2,273	40,472
	Symphony, Ltd.	5,585	76,308
*	Syngene International, Ltd.	42,341	329,865
	Tanla Solutions, Ltd.	11,900	111,727
	Tasty Bite Eatables, Ltd.	176	27,851
	Tata Chemicals, Ltd.	58,089	376,909
	Tata Communications, Ltd.	33,278	458,106
	Tata Consultancy Services, Ltd.	152,663	6,527,885
	Tata Consumer Products, Ltd.	106,750	809,995
	Tata Elxsi, Ltd.	10,898	399,613
	Tata Metaliks, Ltd.	5,166	50,883
*	Tata Motors, Ltd.	627,012	2,238,534
	Tata Power Co., Ltd. (The)	401,034	413,698
	Tata Steel, Ltd.	84,958	696,522
	TCI Express, Ltd.	6,250	77,840
	Tech Mahindra, Ltd.	137,063	1,798,830
	Techno Electric & Engineering Co., Ltd.	14,738	50,221
	Thermax, Ltd.	8,310	111,602
	Thyrocare Technologies, Ltd.	8,171	101,025
	Tide Water Oil Co India, Ltd.	569	33,272
	Timken India, Ltd.	5,771	94,880
	Tinplate Co. of India, Ltd. (The)	19,309	42,453
	Titan Co., Ltd.	61,005	1,186,543

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Torrent Power, Ltd.	63,788	$270,559
	Transport Corp. of India, Ltd.	13,162	44,730
	Trident, Ltd.	493,708	97,644
	Triveni Engineering & Industries, Ltd.	44,269	43,023
*	Triveni Turbine, Ltd.	39,003	45,088
	TTK Prestige, Ltd.	1,165	95,153
	Tube Investments of India, Ltd.	35,777	378,987
	TV Today Network, Ltd.	13,322	45,165
*	TV18 Broadcast, Ltd.	217,539	83,630
	TVS Motor Co., Ltd.	19,314	146,863
	TVS Srichakra, Ltd.	1,771	45,749
*	UCO Bank	304,304	53,675
	Uflex, Ltd.	15,527	76,528
	UltraTech Cement, Ltd.	23,079	1,679,284
*	Union Bank of India	228,708	96,408
	UPL, Ltd.	231,364	1,781,606
*	VA Tech Wabag, Ltd.	10,086	25,696
	Vaibhav Global, Ltd.	5,973	213,933
	Vakrangee, Ltd.	180,675	129,238
*	Vardhman Textiles, Ltd.	9,151	130,034
	Varun Beverages, Ltd.	21,141	257,900
	Vedanta, Ltd.	656,098	1,444,878
*	Venky's India, Ltd.	1,887	39,122
	Vesuvius India, Ltd.	1,000	14,169
	V-Guard Industries, Ltd.	40,880	129,048
	Vinati Organics, Ltd.	11,289	186,842
	Vindhya Telelinks, Ltd.	1,762	19,434
	VIP Industries, Ltd.	7,904	36,752
*	V-Mart Retail, Ltd.	3,123	104,605
*	Vodafone Idea, Ltd.	2,330,694	351,838
	Voltamp Transformers, Ltd.	693	11,349
	VRL Logistics, Ltd.	15,003	39,857
	VST Tillers Tractors, Ltd.	1,799	44,356
	Welspun Corp., Ltd.	45,947	75,060
	Welspun Enterprises, Ltd.	26,652	27,399
	Welspun India, Ltd.	187,140	168,943
	West Coast Paper Mills, Ltd.	14,590	35,553
	Wheels India, Ltd.	1,390	8,984
	Whirlpool of India, Ltd.	7,284	254,170
	Wipro, Ltd.	297,338	1,711,527
*	Yes Bank, Ltd.	602,119	129,580
	Zee Entertainment Enterprises, Ltd.	255,768	766,297
	Zensar Technologies, Ltd.	39,770	128,332
TOTAL INDIA			165,898,442
INDONESIA — (1.6%)
	Ace Hardware Indonesia Tbk PT	2,641,700	293,118
	Adaro Energy Tbk PT	5,595,600	476,718
	Adhi Karya Persero Tbk PT	262,325	25,449
*	Agung Semesta Sejahtera Tbk PT	1,060,900	3,786
	AKR Corporindo Tbk PT	658,800	132,704
*	Alam Sutera Realty Tbk PT	6,109,300	83,198
	Aneka Tambang Tbk	833,989	131,174
	Arwana Citramulia Tbk PT	1,603,400	75,430
	Astra Agro Lestari Tbk PT	154,367	122,435
	Astra International Tbk PT	2,888,900	1,251,844
	Astra Otoparts Tbk PT	444,800	31,960
*	Asuransi Kresna Mitra Tbk PT	678,200	45,661
*	Bank Brisyariah Tbk PT	198,600	34,474

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Bank BTPN Syariah Tbk PT	181,100	$43,765
*	Bank Bukopin Tbk	3,493,200	114,172
*	Bank Capital Indonesia Tbk PT	722,900	19,335
	Bank Central Asia Tbk PT	1,157,500	2,783,937
	Bank Danamon Indonesia Tbk PT	985,242	200,242
*	Bank Ina Perdana PT	268,700	15,490
	Bank Mandiri Persero Tbk PT	2,558,144	1,196,830
	Bank Negara Indonesia Persero Tbk PT	938,400	369,217
*	Bank Pan Indonesia Tbk PT	1,806,900	128,334
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	1,166,600	121,719
	Bank Pembangunan Daerah Jawa Timur Tbk PT	2,139,900	115,748
	Bank Rakyat Indonesia Persero Tbk PT	7,786,400	2,308,410
	Bank Tabungan Negara Persero Tbk PT	1,402,373	156,084
*	Barito Pacific Tbk PT	11,757,800	738,110
	Bayan Resources Tbk PT	13,000	13,437
*	Bekasi Fajar Industrial Estate Tbk PT	1,496,200	14,936
	BFI Finance Indonesia Tbk PT	743,500	35,685
*	Bintang Oto Global Tbk PT	442,800	40,850
	BISI International Tbk PT	932,700	75,444
*	Buana Lintas Lautan Tbk PT	1,266,800	33,197
	Bukit Asam Tbk PT	1,654,405	302,915
*	Bumi Serpong Damai Tbk PT	1,815,500	145,089
*	Bumi Teknokultura Unggul Tbk PT	2,771,100	9,876
*	Capital Financial Indonesia Tbk PT	1,669,100	42,805
	Charoen Pokphand Indonesia Tbk PT	1,884,415	769,541
	Cikarang Listrindo Tbk PT	312,100	15,435
*	Citra Marga Nusaphala Persada Tbk PT	1,345,302	129,377
*	Delta Dunia Makmur Tbk PT	3,296,900	68,227
*	Eagle High Plantations Tbk PT	1,780,900	14,315
	Elnusa Tbk PT	2,138,700	54,321
*	Erajaya Swasembada Tbk PT	789,500	155,236
*	Gajah Tunggal Tbk PT	636,500	31,598
*	Hanson International Tbk PT	46,633,300	31,161
*	Harum Energy Tbk PT	320,100	110,790
	Indah Kiat Pulp & Paper Corp. Tbk PT	1,000,600	915,620
	Indika Energy Tbk PT	944,200	98,193
	Indo Tambangraya Megah Tbk PT	256,200	222,806
	Indocement Tunggal Prakarsa Tbk PT	261,500	248,400
	Indofood CBP Sukses Makmur Tbk PT	511,600	331,436
	Indofood Sukses Makmur Tbk PT	1,482,800	638,125
*	Indosat Tbk PT	493,300	176,121
	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	3,001,000	156,006
	Inovisi Infracom Tbk PT	668,445	0
*	Inti Agri Resources Tbk PT	3,873,200	2,588
	Japfa Comfeed Indonesia Tbk PT	2,986,700	288,456
	Jasa Marga Persero Tbk PT	566,926	174,159
	Jaya Real Property Tbk PT	1,230,300	47,281
	Kalbe Farma Tbk PT	4,567,600	476,124
*	Kapuas Prima Coal Tbk PT	1,774,000	16,789
*	Kawasan Industri Jababeka Tbk PT	8,369,468	89,623
*	KMI Wire & Cable Tbk PT	1,054,000	29,346
*	Kresna Graha Investama Tbk PT	3,259,900	15,997
	Link Net Tbk PT	609,400	123,622
*	Lippo Cikarang Tbk PT	1,247,310	93,131
*	Malindo Feedmill Tbk PT	779,500	36,210
*	Matahari Department Store Tbk PT	1,041,000	84,643
	Mayora Indah Tbk PT	1,541,825	306,290
*	Medco Energi Internasional Tbk PT	5,742,660	264,425
*	Media Nusantara Citra Tbk PT	2,172,600	159,588

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
*	Merdeka Copper Gold Tbk PT	175,900	$31,830
	Metrodata Electronics Tbk PT	487,100	50,634
*	Mitra Adiperkasa Tbk PT	4,877,000	266,870
	Mitra Keluarga Karyasehat Tbk PT	911,200	188,151
*	MNC Investama Tbk PT	7,867,000	29,710
*	MNC Land Tbk PT	1,069,800	7,698
*	MNC Sky Vision Tbk PT	269,000	12,629
*	MNC Vision Networks Tbk PT	1,526,300	30,017
	Nippon Indosari Corpindo Tbk PT	723,844	74,746
	Pabrik Kertas Tjiwi Kimia Tbk PT	374,500	350,086
*	Pacific Strategic Financial Tbk PT	1,603,600	88,525
*	Pakuwon Jati Tbk PT	3,237,400	110,534
*	Pan Brothers Tbk PT	1,955,500	26,522
*	Panin Financial Tbk PT	6,124,500	105,125
*	Paninvest Tbk PT	840,400	48,071
	Perusahaan Gas Negara Tbk PT	3,122,300	297,499
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	650,100	61,559
*	Pool Advista Indonesia Tbk PT	350,400	468
	PP Persero Tbk PT	1,298,742	150,435
	Puradelta Lestari Tbk PT	3,809,400	59,053
	Ramayana Lestari Sentosa Tbk PT	1,095,400	50,146
*	Rimo International Lestari Tbk PT	18,540,300	12,389
*	Salim Ivomas Pratama Tbk PT	1,609,400	44,098
*	Sampoerna Agro Tbk PT	572,600	71,547
	Sarana Menara Nusantara Tbk PT	5,961,900	406,944
*	Sawit Sumbermas Sarana Tbk PT	1,413,000	94,703
	Selamat Sempurna Tbk PT	1,169,600	102,410
	Semen Baturaja Persero Tbk PT	807,400	46,104
	Semen Indonesia Persero Tbk PT	534,500	402,733
*	Sentul City Tbk PT	9,332,500	33,244
*	Sinar Mas Agro Resources & Technology Tbk PT	36,000	8,963
*	Sinar Mas Multiartha Tbk PT	16,500	14,127
*	Smartfren Telecom Tbk PT	8,189,600	31,426
	Sri Rejeki Isman Tbk PT	6,771,700	101,951
*	Sugih Energy Tbk PT	5,670,200	3,789
	Sumber Alfaria Trijaya Tbk PT	1,508,900	83,836
*	Summarecon Agung Tbk PT	3,205,000	157,767
*	Surya Citra Media Tbk PT	2,807,000	433,962
*	Surya Esa Perkasa Tbk PT	2,146,300	29,111
	Surya Semesta Internusa Tbk PT	2,192,100	70,178
	Suryainti Permata Tbk PT	1,280,000	0
	Telkom Indonesia Persero Tbk PT, Sponsored ADR	77,362	1,741,419
	Tempo Scan Pacific Tbk PT	107,300	10,463
*	Tiga Pilar Sejahtera Food Tbk	1,372,000	23,456
	Tower Bersama Infrastructure Tbk PT	2,562,500	407,683
*	Trada Alam Minera Tbk PT	12,608,800	8,425
	Transcoal Pacific Tbk PT	155,000	84,079
	Truba Alam Manuggal Engineering PT	3,328,000	0
	Tunas Baru Lampung Tbk PT	1,775,300	112,322
	Tunas Ridean Tbk PT	238,000	21,340
	Ultrajaya Milk Industry & Trading Co. Tbk PT	1,078,000	115,939
	Unilever Indonesia Tbk PT	1,327,500	653,997
	United Tractors Tbk PT	690,395	1,120,974
*	Vale Indonesia Tbk PT	366,000	142,553
	Waskita Beton Precast Tbk PT	4,254,600	75,578
	Waskita Karya Persero Tbk PT	1,355,243	136,094
	Wijaya Karya Beton Tbk PT	1,949,300	47,366
	Wijaya Karya Persero Tbk PT	1,331,249	169,871

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	XL Axiata Tbk PT	1,745,400	$275,114
TOTAL INDONESIA			27,444,821
MALAYSIA — (1.6%)
	Duopharma Biotech Bhd	132,586	115,802
#	Aeon Co. M Bhd	205,600	46,958
#	AEON Credit Service M Bhd	56,690	151,264
	AFFIN Bank Bhd	198,281	80,270
#*	AirAsia Group Bhd	354,400	60,527
	Ajinomoto Malaysia Bhd	3,400	12,845
*	Alliance Bank Malaysia Bhd	405,500	248,133
	Allianz Malaysia Bhd	25,900	86,450
	AMMB Holdings Bhd	647,775	492,498
	Astro Malaysia Holdings Bhd	432,500	90,692
	Axiata Group Bhd	833,748	685,055
	Batu Kawan Bhd	34,000	150,262
	BIMB Holdings Bhd	138,331	136,640
#*	Boustead Holdings Bhd	238,660	41,678
	Boustead Plantations Bhd	122,960	16,195
*	Bumi Armada Bhd	1,250,300	99,405
	Bursa Malaysia Bhd	175,000	404,294
#	Cahya Mata Sarawak Bhd	262,400	122,740
	Can-One Bhd	42,900	30,061
	CB Industrial Product Holding Bhd	146,080	38,989
#	CIMB Group Holdings Bhd	824,380	781,292
#	Comfort Glove Bhd	27,800	21,505
	CSC Steel Holdings Bhd	55,500	16,290
*	Cypark Resources Bhd	141,900	47,118
#	D&O Green Technologies Bhd	343,200	231,453
*	Dagang NeXchange Bhd	247,700	16,103
	Datasonic Group Bhd	750,000	88,351
*	Dayang Enterprise Holdings Bhd	244,545	62,274
	Dialog Group Bhd	425,514	318,938
	DiGi.Com Bhd	601,200	562,446
	DRB-Hicom Bhd	345,800	150,941
#	Dufu Technology Corp. Bhd	38,400	35,478
	Dutch Lady Milk Industries Bhd	6,400	55,032
	Eastern & Oriental Bhd	320,580	32,062
#	Eco World Development Group Bhd	449,900	55,379
*	Eco World International Bhd	172,100	18,401
	Ekovest BHD	546,150	58,457
	FGV Holdings Bhd	447,500	144,485
	Fraser & Neave Holdings Bhd	25,700	202,261
	Frontken Corp. Bhd	166,400	190,562
	Gabungan AQRS Bhd	185,778	26,543
	Gadang Holdings Bhd	227,100	21,228
	Gamuda Bhd	311,248	253,578
#	Gas Malaysia Bhd	57,400	36,842
	Genting Plantations Bhd	37,000	88,625
	George Kent Malaysia Bhd	175,200	32,332
#	Globetronics Technology Bhd	312,066	245,063
#	Guan Chong Bhd	49,000	29,950
	Hai-O Enterprise Bhd	91,300	47,733
#	HAP Seng Consolidated Bhd	256,920	518,977
#	Hartalega Holdings Bhd	292,500	928,188
*	Hengyuan Refining Co. Bhd	63,600	75,087
	HeveaBoard Bhd	108,600	16,855
	Hiap Teck Venture Bhd	583,500	52,450
	Hong Leong Bank Bhd	81,690	348,252

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#	Hong Leong Financial Group Bhd	61,513	$248,208
	Hong Leong Industries Bhd	26,900	53,512
	Hup Seng Industries Bhd	164,800	38,692
*	IGB Bhd	27,886	17,360
	IJM Corp. Bhd	620,814	229,856
	IJM Plantations Bhd	85,300	36,653
	Inari Amertron Bhd	668,763	558,836
	Insas Bhd	133,113	32,599
	IOI Corp. Bhd	191,205	199,394
	IOI Properties Group Bhd	298,010	95,532
*	Iskandar Waterfront City Bhd	289,100	31,955
*	JAKS Resources Bhd	316,680	52,643
#*	Jaya Tiasa Holdings Bhd	112,305	20,632
	JHM Consolidation Bhd	137,400	84,049
	Kenanga Investment Bank Bhd	159,100	52,583
	Kerjaya Prospek Group Bhd	237,309	57,721
	Kim Loong Resources Bhd	89,860	30,123
*	KNM Group Bhd	634,784	27,907
	Kretam Holdings Bhd	266,200	39,802
	Kuala Lumpur Kepong Bhd	27,868	159,774
*	Land & General Bhd	960,740	24,758
#*	LBS Bina Group Bhd	271,672	27,752
	Lii Hen Industries Bhd	49,800	47,170
	Lingkaran Trans Kota Holdings Bhd	58,400	56,027
	Lotte Chemical Titan Holding Bhd	191,900	111,837
#	LPI Capital Bhd	63,200	204,165
	Magni-Tech Industries Bhd	96,933	50,382
#	Mah Sing Group Bhd	610,152	120,908
	Malakoff Corp. Bhd	570,000	125,867
	Malayan Banking Bhd	654,527	1,262,439
	Malayan Flour Mills Bhd	285,450	63,346
	Malaysia Airports Holdings Bhd	352,167	448,252
	Malaysia Building Society Bhd	702,313	103,142
	Malaysian Pacific Industries Bhd	41,063	334,555
#	Malaysian Resources Corp. Bhd	783,400	74,147
	Matrix Concepts Holdings Bhd	335,750	140,932
#	Maxis Bhd	456,000	537,133
	MBM Resources BHD	78,530	59,532
#	Mega First Corp. Bhd	78,700	138,828
	MKH Bhd	164,215	49,834
#	MMC Corp. Bhd	193,900	36,972
	MNRB Holdings Bhd	139,467	30,958
*	MPHB Capital Bhd	74,900	18,127
	Muda Holdings Bhd	101,000	82,798
	Muhibbah Engineering M Bhd	112,100	22,795
*	Mulpha International Bhd	55,520	18,397
#	My EG Services Bhd	711,430	336,133
	NTPM Holdings Bhd	103,400	16,813
#	Oriental Holdings BHD	109,500	141,740
	OSK Holdings Bhd	402,764	80,079
	Padini Holdings Bhd	176,600	114,550
	Panasonic Manufacturing Malaysia Bhd	3,400	25,179
	Pantech Group Holdings Bhd	219,367	23,203
	Paramount Corp. Bhd	183,540	36,455
	Pentamaster Corp. Bhd	145,200	226,825
#	PESTECH International Bhd	51,000	11,009
	Petron Malaysia Refining & Marketing Bhd	41,100	44,503
	PIE Industrial Bhd	62,100	48,215
*	Pos Malaysia Bhd	137,200	33,383

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	PPB Group Bhd	68,760	$314,148
	Press Metal Aluminium Holdings Bhd	312,500	615,538
	Public Bank Bhd	3,530,350	3,652,119
	QL Resources Bhd	290,706	431,756
	Ranhill Utilities Bhd	207,858	43,031
	RCE Capital Bhd	23,900	14,689
#	RHB Bank Bhd	390,762	491,756
	Sam Engineering & Equipment M Bhd	16,800	28,618
*	Sapura Energy Bhd	2,326,211	65,342
	Sarawak Oil Palms Bhd	57,114	57,370
	Scientex Bhd	323,300	318,654
#	Serba Dinamik Holdings Bhd	597,030	236,111
	Shangri-La Hotels Malaysia Bhd	63,400	62,536
	Sime Darby Plantation Bhd	197,900	236,625
	Sime Darby Property Bhd	817,600	114,969
	SKP Resources Bhd	61,900	33,322
#	SP Setia Bhd Group	534,168	120,507
	Sunway Construction Group Bhd	101,010	38,350
#*	Supermax Corp. Bhd	158,243	265,147
	Suria Capital Holdings Bhd	21,720	5,219
	Syarikat Takaful Malaysia Keluarga Bhd	152,600	161,986
	Ta Ann Holdings Bhd	119,126	80,604
	TA Enterprise Bhd	441,000	70,706
#	Taliworks Corp. Bhd	77,900	15,454
	Tan Chong Motor Holdings Bhd	103,100	28,708
	Telekom Malaysia Bhd	246,460	386,163
	Tenaga Nasional Bhd	332,800	792,938
	Thong Guan Industries Bhd	23,800	13,958
	TIME dotCom Bhd	79,100	271,623
*	Tropicana Corp. Bhd	175,028	37,196
	TSH Resources Bhd	142,500	35,802
*	Tune Protect Group Bhd	184,300	18,404
	Uchi Technologies Bhd	152,170	101,098
	UEM Edgenta Bhd	103,000	39,931
*	UEM Sunrise Bhd	701,564	64,665
	UMW Holdings Bhd	151,000	107,157
#	United Malacca Bhd	20,100	25,115
	United Plantations Bhd	28,200	99,388
	UOA Development Bhd	295,900	116,975
*	Velesto Energy Bhd	1,287,935	37,892
	ViTrox Corp. Bhd	41,100	168,592
*	WCT Holdings Bhd	388,352	43,944
	Wellcall Holdings Bhd	218,950	57,840
	Westports Holdings Bhd	322,200	341,540
	Yinson Holdings Bhd	172,100	220,756
	YNH Property Bhd	197,408	133,780
*	YTL Corp. Bhd	1,437,187	228,400
*	YTL Power International Bhd	337,711	54,667
TOTAL MALAYSIA			27,219,349
MEXICO — (2.1%)
	Alfa S.A.B. de C.V., Class A	1,529,960	960,563
	Alpek S.A.B. de C.V.	264,386	225,964
#*	Alsea S.A.B. de C.V.	220,241	247,112
#	America Movil S.A.B. de C.V.	3,672,806	2,445,671
	America Movil S.A.B. de C.V., Sponsored ADR, Class L	116,929	1,544,632
	Arca Continental S.A.B. de C.V.	59,357	270,189
#*	Axtel S.A.B. de C.V.	574,399	160,559
#*	Banco del Bajio SA	130,899	161,301

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
MEXICO — (Continued)
#	Bolsa Mexicana de Valores S.A.B. de C.V.	179,846	$403,401
*	Cemex S.A.B. de C.V.	2,960,997	1,701,573
	Coca-Cola Femsa S.A.B. de C.V., Sponsored ADR	9,936	432,613
*	Consorcio ARA S.A.B. de C.V.	285,651	48,075
*	Controladora Nemak SAB de CV	1,529,960	199,278
#*	Controladora Vuela Cia de Aviacion S.A.B. de C.V., Class A	248,143	280,597
*	Corp. Actinver S.A.B. de C.V.	9,800	4,386
#	Corp. Inmobiliaria Vesta S.A.B. de C.V.	201,431	379,790
	Corp. Moctezuma S.A.B. de C.V.	87,200	253,105
#*	Credito Real S.A.B. de C.V. SOFOM ER	81,877	43,097
#	El Puerto de Liverpool S.A.B. de C.V., Class C1	41,812	132,398
*	Elementia S.A.B. de C.V.	36,084	22,188
#*	Empresas ICA S.A.B. de C.V.	72,400	339
*	Financiera Independencia S.A.B. de C.V. SOFOM ENR	10,724	3,845
#	Fomento Economico Mexicano S.A.B. de C.V.	147,942	1,007,498
*	Gentera S.A.B. de C.V.	386,999	151,598
#	Gruma S.A.B. de C.V., Class B	89,883	986,569
*	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	165,946	970,791
*	Grupo Aeroportuario del Pacifico S.A.B. de C.V., ADR	1,994	198,981
*	Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	83,913	843,756
*	Grupo Aeroportuario del Sureste S.A.B. de C.V., ADR	829	129,913
#*	Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	10,582	166,569
	Grupo Bimbo S.A.B. de C.V., Class A	435,528	820,957
*	Grupo Carso S.A.B. de C.V.	90,536	227,411
	Grupo Cementos de Chihuahua S.A.B. de C.V.	87,450	554,844
	Grupo Comercial Chedraui S.A. de C.V.	225,890	307,446
#	Grupo Elektra S.A.B. de C.V.	23,837	1,614,541
*	Grupo Financiero Banorte S.A.B. de C.V., Class O	561,735	2,797,849
*	Grupo Financiero Inbursa S.A.B. de C.V., Class O	354,238	317,620
#*	Grupo GICSA SAB de CV	209,490	36,382
	Grupo Herdez S.A.B. de C.V.	63,798	144,688
*	Grupo Hotelero Santa Fe S.A.B. de C.V.	21,807	5,042
*	Grupo Industrial Saltillo S.A.B. de C.V.	91,927	118,838
	Grupo KUO S.A.B. de C.V., Class B	28,600	65,560
	Grupo Lala S.A.B. de C.V.	220,439	160,875
	Grupo Mexico S.A.B. de C.V., Class B	573,379	2,474,601
*	Grupo Pochteca S.A.B. de C.V.	35,990	10,534
#	Grupo Rotoplas S.A.B. de C.V.	93,390	100,866
	Grupo Sanborns S.A.B. de C.V.	147,588	133,016
	Grupo Simec S.A.B. de C.V., Sponsored ADR	2,821	35,419
#	Grupo Simec S.A.B. de C.V., Class B	38,410	162,211
*	Grupo Sports World S.A.B. de C.V.	49,448	14,715
*	Grupo Televisa S.A.B., Sponsored ADR	15,502	116,420
*	Grupo Televisa S.A.B.	861,027	1,308,825
*	Grupo Traxion S.A.B. de C.V.	60,930	58,525
#*	Hoteles City Express S.A.B. de C.V.	142,008	40,180
	Industrias Bachoco S.A.B. de C.V., Sponsored ADR	1,286	52,906
	Industrias Bachoco S.A.B. de C.V., Class B	55,616	188,453
#	Industrias CH S.A.B. de C.V., Class B	98,329	531,578
	Industrias Penoles S.A.B. de C.V.	53,861	804,066
*	Infraestructura Energetica Nova S.A.B. de C.V.	85,309	312,038
#	Kimberly-Clark de Mexico S.A.B. de C.V., Class A	330,498	580,576
	La Comer S.A.B. de C.V.	258,714	541,433
	Megacable Holdings S.A.B. de C.V.	273,312	991,571
*	Minera Frisco S.A.B. de C.V., Class A1	277,464	57,391
#*	Minera Frisco S.A.B. de C.V., Class A2	381,522	78,262
	Nemak S.A.B. de C.V.	307,423	86,083
#	Orbia Advance Corp. S.A.B. de C.V.	566,072	1,210,072
	Organizacion Cultiba S.A.B. de C.V.	24,314	19,855

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
MEXICO — (Continued)
*	Organizacion Soriana S.A.B. de C.V., Class B	226,563	$209,111
	Promotora y Operadora de Infraestructura S.A.B. de C.V.	36,357	274,145
	Promotora y Operadora de Infraestructura S.A.B. de C.V., Class L	11,087	53,812
#	Qualitas Controladora S.A.B. de C.V.	67,298	354,563
#*	Regional S.A.B. de C.V.	148,955	611,690
#*	Telesites S.A.B. de C.V.	578,476	587,817
#*	Unifin Financiera S.A.B. de C.V.	131,917	159,402
*	Vitro S.A.B. de C.V., Class A	86,697	117,448
#	Wal-Mart de Mexico S.A.B. de C.V.	744,463	2,119,826
TOTAL MEXICO			35,945,814
PERU — (0.1%)
*	Aenza SAA, Sponsored ADR	21,229	50,737
	Cementos Pacasmayo SAA, ADR	6,089	49,048
*	Cia de Minas Buenaventura SAA, ADR	15,794	160,783
	Credicorp, Ltd.	11,760	1,767,881
*	Fossal SAA, ADR	455	0
TOTAL PERU			2,028,449
PHILIPPINES — (0.8%)
*	8990 Holdings, Inc.	218,000	34,050
	Aboitiz Equity Ventures, Inc.	397,870	328,985
	Aboitiz Power Corp.	235,800	117,568
	AC Energy Corp.	675,000	89,544
*	Apex Mining Co., Inc.	1,427,000	44,528
*	Atlas Consolidated Mining & Development Corp.	168,700	21,681
	Ayala Corp.	22,756	363,299
	Ayala Land, Inc.	1,115,360	871,198
*	AyalaLand Logistics Holdings Corp.	612,000	34,904
	Bank of the Philippine Islands	205,975	340,088
	BDO Unibank, Inc.	476,718	995,439
*	Cebu Air, Inc.	137,560	135,701
*	CEMEX Holdings Philippines, Inc.	2,035,499	56,616
	Century Pacific Food, Inc.	491,200	178,604
	Century Properties Group, Inc.	500,000	4,264
	Chelsea Logistics and Infrastructure Holdings Corp.	112,100	9,882
	China Banking Corp.	341,837	172,726
	Cosco Capital, Inc.	842,900	90,140
	D&L Industries, Inc.	1,243,200	171,109
	DMCI Holdings, Inc.	1,913,950	208,036
*	DoubleDragon Properties Corp.	346,690	103,008
*	Eagle Cement Corp.	227,300	66,010
*	East West Banking Corp.	330,450	67,203
	EEI Corp.	357,100	54,274
	Filinvest Development Corp.	301,500	53,588
	Filinvest Land, Inc.	4,402,000	101,537
	First Gen Corp.	20,600	12,751
	First Philippine Holdings Corp.	152,920	239,993
*	Global Ferronickel Holdings, Inc.	762,228	36,476
	Globe Telecom, Inc.	7,210	290,671
	GT Capital Holdings, Inc.	17,389	192,561
*	Holcim Philippines, Inc.	104,200	12,952
*	Integrated Micro-Electronics, Inc.	339,960	90,946
	International Container Terminal Services, Inc.	203,530	501,155
	JG Summit Holdings, Inc.	514,678	648,512
	Jollibee Foods Corp.	90,950	335,345
	Lopez Holdings Corp.	1,212,900	93,836
*	MacroAsia Corp.	115,740	12,466

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
	Manila Electric Co.	47,770	$258,816
*	Manila Water Co., Inc.	615,600	185,340
	Max's Group, Inc.	216,700	28,121
*	Megawide Construction Corp.	345,474	51,011
	Megaworld Corp.	3,069,600	242,997
	Metro Pacific Investments Corp.	3,476,000	291,387
	Metropolitan Bank & Trust Co.	274,235	255,982
	Nickel Asia Corp.	2,019,400	196,543
	Petron Corp.	1,186,800	87,201
	Philex Mining Corp.	819,300	72,902
*	Philippine National Bank	199,952	105,957
	Philippine Seven Corp.	9,040	19,179
*	Philippine Stock Exchange, Inc. (The)	5,304	16,951
	Phoenix Petroleum Philippines, Inc.	189,140	45,968
*	Pilipinas Shell Petroleum Corp.	168,290	70,671
	PLDT, Inc., Sponsored ADR	9,747	290,948
	PLDT, Inc.	15,250	416,042
	Puregold Price Club, Inc.	404,060	301,944
*	PXP Energy Corp.	151,300	28,360
	RFM Corp.	532,000	51,043
	Rizal Commercial Banking Corp.	339,756	124,851
	Robinsons Land Corp.	1,287,566	506,414
	Robinsons Retail Holdings, Inc.	170,560	216,825
	San Miguel Food and Beverage, Inc.	110,620	156,404
	Security Bank Corp.	69,546	187,471
	Semirara Mining & Power Corp.	573,080	146,126
	Shakey's Pizza Asia Ventures, Inc.	111,400	15,832
	SM Investments Corp.	16,135	329,963
	SM Prime Holdings, Inc.	1,269,312	928,794
*	Top Frontier Investment Holdings, Inc.	10,142	29,428
	Union Bank of the Philippines	135,942	201,941
	Universal Robina Corp.	174,790	490,468
	Vista Land & Lifescapes, Inc.	2,523,400	219,635
	Vistamalls, Inc.	82,400	7,090
	Wilcon Depot, Inc.	493,700	180,335
TOTAL PHILIPPINES			13,940,586
POLAND — (0.9%)
*	Agora SA	20,446	37,370
*	Alior Bank SA	41,168	187,337
*	Alumetal SA	2,578	37,680
	Amica SA	3,389	126,556
#*	AmRest Holdings SE	22,525	170,814
	Apator SA	5,949	36,913
	Asseco Poland SA	7,054	128,404
*	Bank Handlowy w Warszawie SA	9,046	93,895
*	Bank Millennium SA	227,455	238,038
*	Bank Ochrony Srodowiska SA	10,593	17,598
*	Bank Polska Kasa Opieki SA	11,761	200,173
*	Bioton SA	23,777	27,703
*	Boryszew SA	29,966	23,915
	Budimex SA	5,854	507,087
*	CCC SA	10,842	239,825
*	CD Projekt SA	5,232	426,666
*	Ciech SA	18,002	151,345
	ComArch SA	1,142	60,041
	Cyfrowy Polsat SA	75,389	617,343
	Develia SA	192,214	115,468
*	Dino Polska SA	9,540	669,963

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
POLAND — (Continued)
	Dom Development SA	4,063	$125,363
#*	Echo Investment SA	23,938	27,185
*	Enea SA	124,912	229,056
*	Fabryki Mebli Forte SA	8,318	99,642
*	Famur SA	138,692	95,941
	Firma Oponiarska Debica SA	1,289	28,232
*	Globe Trade Centre SA	57,291	102,897
*	Grupa Azoty SA	24,893	192,983
*	Grupa Azoty Zaklady Chemiczne Police SA	3,091	10,113
	Grupa Kety SA	6,044	774,244
	Grupa Lotos SA	20,767	214,370
*	ING Bank Slaski SA	6,365	291,804
*	Inter Cars SA	3,991	300,591
#*	Jastrzebska Spolka Weglowa SA	24,637	208,503
	Kernel Holding SA	31,600	461,771
*	KGHM Polska Miedz SA	28,096	1,414,147
*	KRUK SA	7,262	324,656
*	LPP SA	273	561,317
*	Lubelski Wegiel Bogdanka SA	7,028	39,319
*	mBank SA	3,107	162,475
*	Netia SA	82,111	118,848
*	Orange Polska SA	219,364	386,144
*	PGE Polska Grupa Energetyczna SA	137,547	240,192
*	PKP Cargo SA	17,395	64,203
	Polski Koncern Naftowy Orlen SA	123,014	1,843,645
	Polskie Gornictwo Naftowe i Gazownictwo SA	193,888	293,467
*	Powszechna Kasa Oszczednosci Bank Polski SA	112,230	866,534
*	Powszechny Zaklad Ubezpieczen SA	66,177	528,224
*	Santander Bank Polska SA	5,944	287,631
	Stalexport Autostrady SA	74,167	73,356
#*	Tauron Polska Energia SA	523,552	392,807
*	VRG SA	79,132	55,059
	Warsaw Stock Exchange	7,860	92,740
	Wawel SA	227	35,965
TOTAL POLAND			15,057,558
QATAR — (0.4%)
	Commercial Bank PSQC (The)	160,874	188,437
	Aamal Co.	596,223	140,548
	Al Khaleej Takaful Group QSC	41,784	31,478
	Al Khalij Commercial Bank PQSC	395,392	220,780
	Al Meera Consumer Goods Co. QSC	7,401	40,916
	Alijarah Holding Co.QPSC	66,962	22,323
	Barwa Real Estate Co.	481,517	436,477
*	Doha Bank QPSC	178,760	112,576
	Doha Insurance Co. QSC	74,765	31,626
*	Gulf International Services QSC	296,406	128,275
	Gulf Warehousing Co.	66,305	93,740
	Industries Qatar QSC	86,992	287,930
	Masraf Al Rayan QSC	343,081	413,502
*	Mazaya Qatar Real Estate Development QSC	196,033	67,581
	Mesaieed Petrochemical Holding Co.	164,879	91,519
	Ooredoo QPSC	229,796	526,064
	Qatar Electricity & Water Co QSC	49,525	241,919
*	Qatar First Bank	132,088	65,233
	Qatar Fuel QSC	56,511	289,481
	Qatar Gas Transport Co., Ltd.	344,178	311,842
	Qatar Insurance Co. SAQ	405,742	272,194
	Qatar International Islamic Bank QSC	171,017	417,930

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
QATAR — (Continued)
	Qatar Islamic Bank SAQ	139,747	$636,276
	Qatar Islamic Insurance Group	6,249	11,648
	Qatar National Bank QPSC	401,015	1,980,661
	Qatar National Cement Co. QSC	32,921	38,382
	Qatar Navigation QSC	37,697	79,774
*	Salam International Investment, Ltd. QSC	226,923	40,280
	United Development Co. QSC	594,672	255,316
	Vodafone Qatar QSC	379,659	156,383
	Widam Food Co.	6,988	11,592
TOTAL QATAR			7,642,683
RUSSIA — (1.0%)
	Etalon Group P.L.C., GDR	31,518	55,609
	Etalon Group P.L.C., GDR	4,553	8,059
	Gazprom PJSC, Sponsored ADR	220,702	1,226,864
	Gazprom PJSC, Sponsored ADR	141,681	791,997
	Globaltrans Investment P.L.C., GDR	13,798	92,892
	Globaltrans Investment P.L.C., GDR	9,573	64,522
	Lukoil PJSC, Sponsored ADR	1,640	117,145
	Lukoil PJSC, Sponsored ADR	48,652	3,443,322
	Magnitogorsk Iron & Steel Works PJSC, GDR	37,706	332,377
*	Mail.Ru Group, Ltd., GDR	1,271	33,111
*	Mail.Ru Group, Ltd., GDR	7,094	184,799
*	Mechel PJSC, Sponsored ADR	14,684	25,256
	MMC Norilsk Nickel PJSC, ADR	7,978	257,769
	MMC Norilsk Nickel PJSC, ADR	63,265	2,031,207
	Mobile TeleSystems PJSC, Sponsored ADR	64,172	577,548
	Novatek PJSC, GDR	1,039	174,136
	Novolipetskiy Metallurgicheskiy Kombinat PAO, GDR	6,670	185,521
	Novolipetskiy Metallurgicheskiy Kombinat PAO, GDR	2,526	70,425
	PhosAgro PJSC, GDR	22,888	358,153
	PhosAgro PJSC, GDR	416	6,523
	Polyus PJSC, GDR	4,024	380,469
	QIWI P.L.C., Sponsored ADR	5,301	51,367
	Ros Agro P.L.C., GDR	818	9,856
	Ros Agro P.L.C., GDR	7,201	87,132
	Rosneft Oil Co. PJSC, GDR	90,599	561,533
	Rosneft Oil Co. PJSC, GDR	126,625	781,397
	Rostelecom PJSC, Sponsored ADR	12,066	95,985
	Rostelecom PJSC, Sponsored ADR	19,115	154,252
	RusHydro PJSC, ADR	225,214	223,244
	Sberbank of Russia PJSC, Sponsored ADR	211,733	2,896,924
	Severstal PAO, GDR	21,565	360,113
	Severstal PAO, GDR	684	11,457
	Tatneft PJSC, Sponsored ADR	14,051	544,606
	Tatneft PJSC, Sponsored ADR	14,434	560,256
	VEON, Ltd., ADR	121,107	194,982
	VTB Bank PJSC, GDR	171,074	156,729
	VTB Bank PJSC, GDR	299,186	275,849
	X5 Retail Group NV, GDR	17,249	608,156
	X5 Retail Group NV, GDR	21	743
TOTAL RUSSIA			17,992,285
SAUDI ARABIA — (1.6%)
*	Abdul Mohsen Al-Hokair Tourism and Development Co.	7,489	44,043
	Abdullah Al Othaim Markets Co.	8,388	278,469
	Advanced Petrochemical Co.	11,592	197,180
	Al Babtain Power & Telecommunication Co.	6,445	53,054

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	Al Etihad Cooperative Insurance Co.	4,168	$27,728
*	Al Hassan Ghazi Ibrahim Shaker Co.	5,323	22,250
	Al Jouf Agricultural Development Co.	2,843	28,987
*	Al Jouf Cement Co.	25,006	75,521
	Al Khaleej Training and Education Co.	3,710	21,235
	Al Rajhi Bank	133,351	2,590,909
*	Al Rajhi Co. for Co-operative Insurance	3,089	71,647
*	Al Yamamah Steel Industries Co.	6,794	61,632
*	AlAbdullatif Industrial Investment Co.	5,316	21,428
	Alandalus Property Co.	10,856	62,133
	Aldrees Petroleum and Transport Services Co.	9,160	158,612
*	Alinma Bank	163,649	712,180
	Almarai Co. JSC	28,361	406,953
	Arab National Bank	16,437	88,937
	Arabian Cement Co.	19,187	232,012
	Arabian Pipes Co.	4,612	24,519
*	Arabian Shield Cooperative Insurance Co.	5,778	42,850
	Arriyadh Development Co.	32,480	156,876
*	Aseer Trading Tourism & Manufacturing Co.	22,692	95,793
*	Astra Industrial Group	13,545	92,682
	Bank AlBilad	86,090	636,141
	Bank Al-Jazira	162,184	584,647
	Banque Saudi Fransi	15,423	138,113
*	Basic Chemical Industries, Ltd.	2,653	24,080
	Bawan Co.	6,573	48,406
*	Bupa Arabia for Cooperative Insurance Co.	8,549	266,239
	City Cement Co.	15,872	117,858
*	Co. for Cooperative Insurance (The)	13,451	282,769
*	Dar Al Arkan Real Estate Development Co.	195,049	446,766
	Dur Hospitality Co.	9,147	71,060
	Eastern Province Cement Co.	12,177	146,738
*	Electrical Industries Co.	4,749	30,633
*	Etihad Etisalat Co.	130,327	992,384
	Fitaihi Holding Group	4,845	22,087
*	Hail Cement Co.	16,705	76,559
	Halwani Brothers Co.	3,144	80,395
	Herfy Food Services Co.	3,732	57,861
	Jarir Marketing Co.	10,988	511,220
*	Jazan Energy and Development Co.	5,245	26,925
	Leejam Sports Co. JSC	5,274	103,410
*	Malath Cooperative Insurance Co.	4,696	28,590
*	Methanol Chemicals Co.	17,191	58,244
*	Middle East Paper Co.	9,993	49,864
*	Mobile Telecommunications Co. Saudi Arabia	146,158	534,073
	Najran Cement Co.	29,008	148,199
*	Nama Chemicals Co.	2,809	24,488
*	National Agriculture Development Co. (The)	13,321	102,066
*	National Co., for Glass Manufacturing (The)	5,644	45,416
	National Commercial Bank	185,511	2,132,328
	National Gas & Industrialization Co.	11,325	91,369
	National Gypsum	3,665	27,377
*	National Industrialization Co.	111,310	399,427
	National Petrochemical Co.	2,819	26,010
	Northern Region Cement Co.	31,830	105,053
	Qassim Cement Co. (The)	4,511	108,428
*	Rabigh Refining & Petrochemical Co.	39,997	149,025
	Riyad Bank	124,938	709,479
	SABIC Agri-Nutrients Co.	22,151	547,048
	Sahara International Petrochemical Co.	103,261	505,092

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	Samba Financial Group	70,928	$569,159
	Saudi Airlines Catering Co.	9,846	201,383
*	Saudi Arabian Mining Co.	66,440	741,645
	Saudi Automotive Services Co.	8,721	71,506
	Saudi Basic Industries Corp.	99,521	2,717,668
	Saudi British Bank (The)	10,756	76,722
	Saudi Cement Co.	15,627	275,221
*	Saudi Ceramic Co.	7,473	96,572
	Saudi Co. For Hardware CJSC	4,603	71,073
	Saudi Electricity Co.	89,599	528,353
*	Saudi Ground Services Co.	12,275	101,897
	Saudi Industrial Investment Group	40,413	277,004
	Saudi Industrial Services Co.	8,154	77,273
*	Saudi Investment Bank (The)	2,943	12,504
*	Saudi Kayan Petrochemical Co.	148,958	571,457
*	Saudi Marketing Co.	5,720	45,980
*	Saudi Printing & Packaging Co.	4,328	27,742
*	Saudi Public Transport Co.	12,283	57,223
*	Saudi Re for Cooperative Reinsurance Co.	16,603	62,753
*	Saudi Real Estate Co.	29,259	117,196
*	Saudi Research & Marketing Group	10,126	205,334
	Saudi Telecom Co.	97,132	2,926,689
	Saudia Dairy & Foodstuff Co.	2,863	122,318
	Savola Group (The)	59,288	621,365
*	Seera Group Holding	49,737	239,977
	Southern Province Cement Co.	12,023	285,151
*	Tabuk Cement Co.	15,357	77,204
*	Takween Advanced Industries Co.	7,753	27,742
	Umm Al-Qura Cement Co.	6,592	55,554
	United Electronics Co.	7,399	184,016
	United International Transportation Co.	7,708	80,249
	United Wire Factories Co.	2,734	25,567
	Yamama Cement Co.	17,173	141,524
	Yanbu Cement Co.	14,942	186,725
	Yanbu National Petrochemical Co.	29,934	510,644
	Zahrat Al Waha For Trading Co.	1,335	29,747
*	Zamil Industrial Investment Co.	8,642	48,183
TOTAL SAUDI ARABIA			28,491,817
SOUTH AFRICA — (4.0%)
	Absa Group, Ltd.	239,861	1,798,700
*	Adcorp Holdings, Ltd.	61,325	27,936
*	Advtech, Ltd.	247,145	163,756
	AECI, Ltd.	81,553	492,981
	African Rainbow Minerals, Ltd.	67,049	1,208,570
	Afrimat, Ltd.	36,179	95,413
	Alexander Forbes Group Holdings, Ltd.	252,381	61,273
	Allied Electronics Corp., Ltd., Class A	122,825	95,060
	Alviva Holdings, Ltd.	81,663	61,046
	Anglo American Platinum, Ltd.	8,564	851,994
	AngloGold Ashanti, Ltd., Sponsored ADR	116,516	2,733,465
	Astral Foods, Ltd.	18,777	156,748
	AVI, Ltd.	141,022	702,200
*	Barloworld, Ltd.	142,485	886,802
	Bid Corp., Ltd.	69,839	1,159,735
	Bidvest Group, Ltd. (The)	112,900	1,163,781
*	Blue Label Telecoms, Ltd.	273,933	82,893
*	Brait SE	400,143	80,256
*	Capitec Bank Holdings, Ltd.	11,214	1,026,498

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	Cashbuild, Ltd.	13,257	$249,490
*	Caxton and CTP Publishers and Printers, Ltd.	26,485	10,487
	City Lodge Hotels, Ltd.	260,316	50,115
	Clicks Group, Ltd.	62,983	1,034,829
	Coronation Fund Managers, Ltd.	95,431	307,433
	Curro Holdings, Ltd.	74,110	53,394
*	DataTec, Ltd.	152,488	248,088
*	Dis-Chem Pharmacies, Ltd.	123,787	180,027
	Discovery, Ltd.	156,396	1,325,710
	DRDGOLD, Ltd., Sponsored ADR	5,808	59,997
	Exxaro Resources, Ltd.	98,214	975,553
*	Famous Brands, Ltd.	21,018	61,716
	FirstRand, Ltd.	903,977	2,839,168
*	Foschini Group, Ltd. (The)	196,001	1,322,663
	Gold Fields, Ltd., Sponsored ADR	370,314	3,455,030
*	Grand Parade Investments, Ltd.	131,391	20,874
	Grindrod, Ltd.	242,330	79,487
*	Harmony Gold Mining Co., Ltd.	110,175	488,690
#*	Harmony Gold Mining Co., Ltd., Sponsored ADR	152,302	677,744
	Hudaco Industries, Ltd.	13,408	81,756
	Impala Platinum Holdings, Ltd.	239,519	3,234,596
	Imperial Logistics, Ltd.	90,726	253,848
	Investec, Ltd.	89,431	226,267
	Italtile, Ltd.	143,246	151,150
	JSE, Ltd.	35,347	268,024
*	KAP Industrial Holdings, Ltd.	1,092,139	264,634
	Kumba Iron Ore, Ltd.	18,841	754,801
	Lewis Group, Ltd.	42,685	76,037
	Liberty Holdings, Ltd.	70,652	285,764
*	Long4Life, Ltd.	288,888	80,239
	Merafe Resources, Ltd.	704,578	25,680
*	Metair Investments, Ltd.	99,609	123,050
	MiX Telematics, Ltd., Sponsored ADR	8,700	120,843
	Momentum Metropolitan Holdings	593,326	645,294
	Motus Holdings, Ltd.	90,729	367,543
	Mpact, Ltd.	79,197	87,322
	Mr. Price Group, Ltd.	75,484	857,712
	MTN Group, Ltd.	646,482	2,667,096
	MultiChoice Group, Ltd.	126,415	1,076,539
*	Murray & Roberts Holdings, Ltd.	204,275	111,699
	Naspers, Ltd., Class N	24,781	5,732,569
	Nedbank Group, Ltd.	143,785	1,160,205
	NEPI Rockcastle P.L.C.	79,065	477,928
	Ninety One, Ltd.	44,715	136,850
*	Northam Platinum, Ltd.	113,538	1,410,529
	Oceana Group, Ltd.	59,486	258,742
	Old Mutual, Ltd.	1,117,930	954,882
*	Omnia Holdings, Ltd.	83,430	244,134
#	Pepkor Holdings, Ltd.	220,197	214,251
	Pick n Pay Stores, Ltd.	151,150	531,784
*	PPC, Ltd.	1,097,019	115,111
	PSG Group, Ltd.	51,805	220,380
	PSG Konsult, Ltd.	145,372	88,590
	Raubex Group, Ltd.	103,405	172,504
	RCL Foods, Ltd.	19,226	10,794
	Reunert, Ltd.	99,885	251,570
#	RFG Holdings, Ltd.	55,653	41,971
*	Royal Bafokeng Platinum, Ltd.	74,273	337,348
	Sanlam, Ltd.	444,932	1,695,346

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	Santam, Ltd.	17,733	$310,455
*	Sappi, Ltd.	331,533	935,746
*	Sasol, Ltd.	11,323	122,055
*	Sasol, Ltd., Sponsored ADR	125,832	1,313,686
	Shoprite Holdings, Ltd.	131,169	1,212,303
	Sibanye Stillwater, Ltd.	627,361	2,381,571
	Sibanye Stillwater, Ltd., ADR	47,162	701,304
	SPAR Group, Ltd. (The)	64,361	822,991
*	Spur Corp., Ltd.	44,681	48,394
	Standard Bank Group, Ltd.	429,815	3,563,254
#*	Steinhoff International Holdings NV	643,070	87,211
*	Super Group, Ltd.	267,571	418,521
	Telkom SA SOC, Ltd.	160,497	356,119
	Tiger Brands, Ltd.	79,661	1,047,017
	Transaction Capital, Ltd.	191,298	302,922
	Trencor, Ltd.	107,914	28,407
	Truworths International, Ltd.	200,073	587,785
	Vodacom Group, Ltd.	158,471	1,292,674
*	Wilson Bayly Holmes-Ovcon, Ltd.	36,659	199,130
	Woolworths Holdings, Ltd.	318,442	943,455
TOTAL SOUTH AFRICA			68,779,984
SOUTH KOREA — (14.2%)
*	3S Korea Co., Ltd.	8,243	16,252
	ABco Electronics Co., Ltd.	3,678	24,500
*	Able C&C Co., Ltd.	2,437	16,477
	ABOV Semiconductor Co., Ltd.	5,668	73,932
*	Abpro Bio Co., Ltd.	45,652	50,346
	ADTechnology Co., Ltd.	3,009	75,556
	Advanced Nano Products Co., Ltd.	1,159	33,354
	Advanced Process Systems Corp.	3,954	85,712
	Aekyung Industrial Co., Ltd.	1,952	42,554
	Aekyung Petrochemical Co., Ltd.	8,325	63,509
	AfreecaTV Co., Ltd.	3,846	211,804
*	Agabang&Company	7,026	22,642
	Ahn-Gook Pharmaceutical Co., Ltd.	3,399	41,671
	Ahnlab, Inc.	1,337	99,516
	AJ Networks Co., Ltd.	12,026	43,048
*	Ajin Industrial Co., Ltd.	15,410	49,207
	AK Holdings, Inc.	1,397	36,183
*	Alpha Holdings, Inc.	4,529	23,062
*	Alteogen, Inc.	918	108,462
*	ALUKO Co., Ltd.	15,161	65,034
*	Amicogen, Inc.	1,469	41,773
	Amorepacific Corp.	4,231	843,330
	AMOREPACIFIC Group	7,680	404,407
*	Amotech Co., Ltd.	2,859	91,408
*	Anam Electronics Co., Ltd.	8,387	21,646
*	Ananti, Inc.	11,208	76,715
*	Anterogen Co., Ltd.	422	22,009
*	Apact Co., Ltd.	6,201	36,394
*	Aprogen Healthcare & Games, Inc.	25,054	15,011
*	Aprogen KIC, Inc.	2,120	3,437
*	APS Holdings Corp.	6,260	40,219
	Asia Cement Co., Ltd.	485	36,788
	ASIA Holdings Co., Ltd.	649	52,719
	Asia Paper Manufacturing Co., Ltd.	3,151	115,783
*	Asiana Airlines, Inc.	5,571	73,432
	Atinum Investment Co., Ltd.	13,201	24,759

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Aurora World Corp.	2,940	$23,738
	Autech Corp.	5,114	58,890
	Avaco Co., Ltd.	3,893	50,996
	Baiksan Co., Ltd.	6,975	35,113
*	Barun Electronics Co., Ltd.	355	1,244
*	Barunson Entertainment & Arts Corp.	15,922	19,885
	Bcworld Pharm Co., Ltd.	1,425	24,689
	BGF Co., Ltd.	5,590	34,393
	BGF retail Co., Ltd.	2,241	339,767
	BH Co., Ltd.	12,339	240,797
*	Binex Co., Ltd.	5,448	128,062
	Binggrae Co., Ltd.	2,078	103,752
	BioSmart Co., Ltd.	5,234	28,858
	BIT Computer Co., Ltd.	4,083	33,826
	Bixolon Co., Ltd.	6,510	26,379
*	Bluecom Co., Ltd.	6,343	24,852
	BNK Financial Group, Inc.	90,128	442,706
	Boditech Med, Inc.	5,648	93,931
	BoKwang Industry Co., Ltd.	7,220	33,381
	Bolak Co., Ltd.	8,270	16,022
	Bookook Securities Co., Ltd.	1,360	25,248
*	Bosung Power Technology Co., Ltd.	12,851	22,595
	Bubang Co., Ltd.	6,068	13,439
	Bukwang Pharmaceutical Co., Ltd.	7,685	153,086
	Busan City Gas Co., Ltd.	1,518	72,766
	Busan Industrial Co., Ltd.	199	23,832
	BYC Co., Ltd.	105	26,934
*	Byucksan Corp.	12,048	25,757
*	Cafe24 Corp.	908	28,274
*	CammSys Corp.	22,883	59,555
*	Capro Corp.	12,996	39,751
	Caregen Co., Ltd.	1,154	72,211
	Cell Biotech Co., Ltd.	1,443	25,106
*	Cellid Co., Ltd.	687	21,516
*	Celltrion Healthcare Co., Ltd.	4,621	591,940
*	Celltrion Pharm, Inc.	717	112,024
	Changhae Ethanol Co., Ltd.	1,423	15,992
*	Charm Engineering Co., Ltd.	22,386	31,461
	Cheil Worldwide, Inc.	23,058	396,907
	Chemtronics Co., Ltd.	5,669	146,198
	Cheryong Electric Co., Ltd.	2,732	13,229
	Chinyang Holdings Corp.	9,810	22,500
*	Choa Pharmaceutical Co.	4,050	16,442
	Chong Kun Dang Pharmaceutical Corp.	2,241	366,636
	Choong Ang Vaccine Laboratory	2,018	29,976
*	Chorokbaem Media Co., Ltd.	19,525	38,824
	Chosun Refractories Co., Ltd.	661	47,123
	Chungdahm Learning, Inc.	2,075	34,536
*	CJ CGV Co., Ltd.	10,716	256,644
	CJ CheilJedang Corp.	2,771	1,052,216
	CJ Corp.	7,732	650,522
	CJ ENM Co., Ltd.	4,162	567,451
	CJ Freshway Corp.	3,084	56,025
*	CJ Logistics Corp.	2,016	302,262
*	CJ Seafood Corp.	9,592	38,867
	CKD Bio Corp.	783	46,349
	Classys, Inc.	1,682	23,574
	Clean & Science Co., Ltd.	2,765	67,360
	CLIO Cosmetics Co., Ltd.	1,429	25,174

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Cloud Air Co., Ltd.	9,318	$15,248
	CoAsia Corp.	2,270	23,300
	Com2uSCorp	1,715	244,717
	Commax Co., Ltd.	3,638	21,045
*	Coreana Cosmetics Co., Ltd.	6,531	27,947
*	Corentec Co., Ltd.	1,384	16,744
*	CORESTEM, Inc.	994	17,150
	Cosmax BTI, Inc.	1,847	27,972
	Cosmax, Inc.	2,823	258,824
*	Cosmecca Korea Co., Ltd.	1,651	19,979
*	CosmoAM&T Co., Ltd.	2,035	32,444
*	Cosmochemical Co., Ltd.	1,788	19,508
*	Coway Co., Ltd.	10,343	642,347
	Cowell Fashion Co., Ltd.	17,951	89,604
*	Creative & Innovative System	9,155	133,659
	CROWNHAITAI Holdings Co., Ltd.	4,773	38,683
*	CrystalGenomics, Inc.	3,962	49,834
	CS Wind Corp.	1,113	158,720
*	CTC BIO, Inc.	3,110	18,982
	Cuckoo Holdings Co., Ltd.	516	44,483
	Cuckoo Homesys Co., Ltd.	1,914	68,648
*	Curexo, Inc.	1,769	12,512
*	Curo Co., Ltd.	45,137	24,334
	Cymechs, Inc.	2,466	44,815
*	D&C Media Co., Ltd.	671	23,347
	D.I Corp.	9,428	43,960
*	DA Technology Co., Ltd.	1,531	10,125
	Dae Dong Industrial Co., Ltd.	10,164	66,847
	Dae Han Flour Mills Co., Ltd.	272	34,306
	Dae Hwa Pharmaceutical Co., Ltd.	3,709	44,564
	Dae Hyun Co., Ltd.	11,147	19,422
	Dae Won Kang Up Co., Ltd.	12,691	47,329
*	Dae Young Packaging Co., Ltd.	31,775	51,178
	Dae Yu Co., Ltd.	1,203	16,992
	Daea TI Co., Ltd.	10,645	51,009
	Daechang Co., Ltd.	19,501	25,665
	Daechang Forging Co., Ltd.	4,035	25,491
	Daeduck Co., Ltd.	8,237	49,158
	Daeduck Electronics Co., Ltd.	2,212	26,627
	Daehan Steel Co., Ltd.	7,550	72,268
*	Dae-Il Corp.	12,271	42,706
*	Daejoo Electronic Materials Co., Ltd.	1,884	74,204
	Daekyo Co., Ltd.	8,911	28,590
	Daelim B&Co Co., Ltd.	4,387	21,825
	Daelim Construction Co., Ltd.	3,864	119,702
*	Daemyung Sonoseason Co., Ltd.	22,117	24,623
	Daesang Corp.	12,237	286,024
	Daesang Holdings Co., Ltd.	8,544	74,915
	Daesung Energy Co., Ltd.	2,270	10,335
	Daesung Holdings Co., Ltd.	986	24,324
*	Daesung Industrial Co., Ltd.	9,382	26,096
*	Daewon Cable Co., Ltd.	22,526	26,922
*	Daewon Media Co., Ltd.	2,653	20,094
	Daewon Pharmaceutical Co., Ltd.	6,068	94,427
	Daewon San Up Co., Ltd.	6,131	30,611
*	Daewoo Electronic Components Co., Ltd.	8,496	22,113
*	Daewoo Engineering & Construction Co., Ltd.	73,884	389,437
*	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	16,903	368,749
	Daewoong Co., Ltd.	2,245	93,319

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Daewoong Pharmaceutical Co., Ltd.	520	$70,333
	Daihan Pharmaceutical Co., Ltd.	2,228	61,530
	Daishin Securities Co., Ltd.	11,010	119,391
*	Daiyang Metal Co., Ltd.	5,980	21,848
*	Danal Co., Ltd.	18,356	70,876
	Danawa Co., Ltd.	2,714	76,536
	Daou Data Corp.	8,922	105,421
	Daou Technology, Inc.	15,049	356,859
*	Dasan Networks, Inc.	7,284	77,807
	Dawonsys Co., Ltd.	4,711	83,054
*	Dayou Automotive Seat Technology Co., Ltd.	37,134	35,157
*	Dayou Plus Co., Ltd.	20,668	14,636
	DB Financial Investment Co., Ltd.	12,275	52,180
	DB HiTek Co., Ltd.	13,235	722,660
	DB Insurance Co., Ltd.	25,381	834,396
*	DB, Inc.	53,148	40,577
	DCM Corp.	1,241	13,243
*	Dentium Co., Ltd.	2,353	96,861
	Deutsch Motors, Inc.	11,957	68,253
*	Development Advance Solution Co., Ltd.	6,743	31,557
*	Dexter Studios Co., Ltd.	3,547	19,834
	DGB Financial Group, Inc.	61,360	348,626
	DHP Korea Co., Ltd.	4,848	33,506
	DI Dong Il Corp.	734	129,564
	Digital Chosun Co., Ltd.	13,524	30,757
	Digital Daesung Co., Ltd.	3,077	20,472
	Digital Power Communications Co., Ltd.	3,843	37,498
*	DIO Corp.	4,613	157,824
	Display Tech Co., Ltd.	696	2,575
*	DL E&C Co., Ltd.	6,607	658,574
	DL Holdings Co., Ltd	5,269	286,411
	DMS Co., Ltd.	10,092	75,298
	Dohwa Engineering Co., Ltd.	1,622	11,573
	Dong A Eltek Co., Ltd.	5,016	38,251
	Dong Ah Tire & Rubber Co., Ltd.	2,864	24,863
	Dong-A ST Co., Ltd.	1,436	105,643
	Dong-Ah Geological Engineering Co., Ltd.	4,846	69,183
	Dongbu Corp.	3,827	42,683
	Dongil Industries Co., Ltd.	730	51,142
	Dongjin Semichem Co., Ltd.	16,712	451,842
	DongKook Pharmaceutical Co., Ltd.	7,555	209,704
	Dongkuk Industries Co., Ltd.	19,628	54,218
*	Dongkuk Steel Mill Co., Ltd.	32,777	226,811
	Dongkuk Structures & Construction Co., Ltd.	13,721	78,968
	Dongsuh Cos., Inc.	4,167	114,708
	DONGSUNG Corp.	11,591	50,370
	Dongsung Finetec Co., Ltd.	7,976	76,556
*	Dongsung Pharmaceutical Co., Ltd.	1,125	13,021
	Dongwha Enterprise Co., Ltd.	1,322	69,903
	Dongwha Pharm Co., Ltd.	3,311	44,579
	Dongwon Development Co., Ltd.	30,221	130,003
	Dongwon F&B Co., Ltd.	673	106,984
	Dongwon Industries Co., Ltd.	898	193,315
	Dongwon Systems Corp.	2,368	94,988
	Dongyang E&P, Inc.	3,315	58,432
*	Dongyang Steel Pipe Co., Ltd.	18,247	19,211
	Doosan Bobcat, Inc.	10,546	284,244
	Doosan Co., Ltd.	2,583	118,398
*	Doosan Fuel Cell Co., Ltd.	9,768	485,011

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Doosan Heavy Industries & Construction Co., Ltd.	80,889	$845,123
#*	Doosan Infracore Co., Ltd.	77,824	565,827
	DoubleUGames Co., Ltd.	3,829	212,531
	Douzone Bizon Co., Ltd.	5,139	457,832
	DRB Holding Co., Ltd.	3,863	23,893
*	Dreamus Co.	2,691	12,135
*	DSK Co., Ltd.	1,679	10,572
	DTR Automotive Corp.	2,675	62,248
*	Duk San Neolux Co., Ltd.	2,327	69,519
	DY Corp.	8,382	39,055
	DY POWER Corp.	3,899	40,433
	E1 Corp.	1,823	63,573
*	Easy Bio, Inc.	7,041	41,984
	Easy Holdings Co., Ltd.	8,500	31,658
	Echo Marketing, Inc.	1,226	30,222
*	EcoBio Holdings Co., Ltd.	2,467	20,924
	Ecopro BM Co., Ltd.	584	95,211
	Ecopro Co., Ltd.	5,266	273,994
	e-Credible Co., Ltd.	1,402	27,611
	Eehwa Construction Co., Ltd.	2,332	14,081
*	EG Corp.	493	4,514
*	Ehwa Technologies Information Co., Ltd.	240,455	34,670
	Elentec Co., Ltd.	6,192	41,334
	E-MART, Inc.	3,919	574,109
*	EMKOREA Co., Ltd.	8,717	46,727
*	EM-Tech Co., Ltd.	2,427	26,544
*	EMW Co., Ltd.	3,658	1,705
#	ENF Technology Co., Ltd.	5,308	214,920
*	Enplus Co., Ltd.	4,630	15,472
	Eo Technics Co., Ltd.	661	58,175
	Estechpharma Co., Ltd.	2,989	30,752
*	Eubiologics Co., Ltd.	1,676	28,302
	Eugene Corp.	28,810	119,187
	Eugene Investment & Securities Co., Ltd.	20,930	70,830
	Eugene Technology Co., Ltd.	1,326	43,955
*	Eusu Holdings Co., Ltd.	6,956	32,470
*	Exax, Inc.	15,515	18,808
*	Exem Co., Ltd.	3,347	13,553
	Ezwel Co., Ltd.	2,261	21,420
	F&F Co., Ltd.	2,309	211,173
	Farmsco	6,812	50,803
*	Feelux Co., Ltd.	12,210	47,168
	Fila Holdings Corp.	16,201	617,993
	Fine Semitech Corp.	6,021	149,243
*	FINETEK Co., Ltd.	15,744	24,309
*	FNC Entertainment Co., Ltd.	1,512	8,083
	Foosung Co., Ltd.	8,919	94,816
*	Fourth-Link, Inc.	341	83
	Fursys, Inc.	1,797	47,455
	Gabia, Inc.	4,174	49,818
*	Gamevil, Inc.	1,925	61,823
	Gaon Cable Co., Ltd.	1,471	27,262
	Gemvaxlink Co., Ltd.	20,694	26,279
*	Genematrix, Inc.	1,514	20,755
*	Genexine, Inc.	529	44,192
*	Genie Music Corp.	5,644	22,721
	Geumhwa PSC Co., Ltd.	500	12,587
*	Gigalane Co., Ltd.	11,619	24,872
	Global Standard Technology Co., Ltd.	3,167	52,632

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	GMB Korea Corp.	4,841	$37,149
*	GNCO Co., Ltd.	25,842	22,537
	GOLFZON Co., Ltd.	1,742	101,003
	Golfzon Newdin Holdings Co., Ltd.	11,819	57,232
*	Good People Co., Ltd.	8,494	9,905
	Green Cross Cell Corp.	494	20,538
	Green Cross Corp.	851	319,653
	Green Cross Holdings Corp.	4,486	175,330
	Green Cross LabCell Corp.	492	56,033
	GS Engineering & Construction Corp.	23,709	807,379
*	GS Global Corp.	28,138	61,407
	GS Holdings Corp.	20,606	668,693
	GS Home Shopping, Inc.	1,523	185,456
#	GS Retail Co., Ltd.	10,407	322,704
	Gwangju Shinsegae Co., Ltd.	320	43,318
*	GY Commerce Co., Ltd.	6,187	2,333
	HAESUNG DS Co., Ltd.	3,378	102,736
	Haesung Industrial Co., Ltd.	1,665	17,042
	Haimarrow Food Service Co., Ltd.	22,652	68,373
	Haitai Confectionery & Foods Co., Ltd.	2,525	18,572
*	Halla Corp.	12,823	59,642
	Halla Holdings Corp.	2,959	116,392
*	Han Chang Corp.	24,990	28,564
	Han Kuk Carbon Co., Ltd.	7,373	77,224
	Hana Financial Group, Inc.	65,507	1,909,808
	Hana Micron, Inc.	11,094	105,750
	Hana Tour Service, Inc.	1,011	52,363
*	Hanall Biopharma Co., Ltd.	3,829	109,225
	HanChang Paper Co., Ltd.	7,808	15,613
*	Hancom MDS, Inc.	2,533	34,349
*	Hancom, Inc.	3,511	53,573
	Handok, Inc.	2,834	71,705
	Handsome Co., Ltd.	7,877	218,882
	Hanil Holdings Co., Ltd.	4,390	40,909
	Hanil Hyundai Cement Co., Ltd.	1,038	33,690
*	Hanjin Heavy Industries & Construction Co., Ltd.	12,117	76,043
	Hanjin Kal Corp.	647	35,250
	Hanjin Transportation Co., Ltd.	3,571	139,389
	Hankook Cosmetics Manufacturing Co., Ltd.	456	14,542
	Hankook Shell Oil Co., Ltd.	357	78,062
	Hankook Tire & Technology Co., Ltd.	30,289	1,110,379
	Hanmi Semiconductor Co., Ltd.	7,872	132,379
	HanmiGlobal Co., Ltd.	3,314	29,149
	Hanon Systems	40,484	602,351
*	Hans Biomed Corp.	1,476	14,541
	Hansae Co., Ltd.	7,886	111,116
	Hansae Yes24 Holdings Co., Ltd.	6,281	37,982
	Hanshin Construction	5,084	82,692
	Hanshin Machinery Co.	11,420	16,255
	Hansol Chemical Co., Ltd.	3,005	515,660
*	Hansol Holdings Co., Ltd.	19,156	59,778
*	Hansol HomeDeco Co., Ltd.	30,820	52,589
	Hansol Paper Co., Ltd.	11,350	131,534
*	Hansol Technics Co., Ltd.	7,328	65,608
	Hanssem Co., Ltd.	1,154	97,627
*	Hanwha General Insurance Co., Ltd.	37,235	112,368
*	Hanwha Investment & Securities Co., Ltd.	29,243	68,280
	Hanwha Life Insurance Co., Ltd.	130,821	311,437
	Hanwha Solutions Corp.	27,823	1,237,847

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Hanyang Eng Co., Ltd.	6,152	$98,193
	Hanyang Securities Co., Ltd.	5,181	42,805
*	Harim Co., Ltd.	8,916	21,766
	Harim Holdings Co., Ltd.	11,610	83,610
	HB Technology Co., Ltd.	22,960	45,924
	HDC Hyundai Engineering Plastics Co., Ltd.	4,988	28,714
	HDC I-Controls Co., Ltd.	2,438	22,253
*	Heungkuk Fire & Marine Insurance Co., Ltd.	34,883	98,662
*	HFR, Inc.	790	18,970
*	HJ Magnolia Yongpyong Hotel & Resort Corp.	12,765	48,017
*	HLB Life Science Co., Ltd.	7,491	150,345
*	HLB POWER Co., Ltd.	18,294	19,017
#*	HLB, Inc.	4,624	371,536
	HLscience Co., Ltd.	334	12,293
*	HMM Co., Ltd	50,797	620,268
*	Homecast Co., Ltd.	8,164	19,001
	Hotel Shilla Co., Ltd.	4,458	323,437
	HS Industries Co., Ltd.	19,339	116,917
	HS R&A Co., Ltd.	24,330	54,179
*	HSD Engine Co., Ltd.	10,450	65,984
	Huchems Fine Chemical Corp.	8,498	162,123
*	Hugel, Inc.	468	81,912
*	Humasis Co., Ltd.	5,897	36,752
*	Humax Co., Ltd.	10,256	45,708
	Humedix Co., Ltd.	1,789	32,914
	Huons Co., Ltd.	2,850	140,421
	Huons Global Co., Ltd.	2,121	50,134
	Huvis Corp.	8,020	54,900
	Huvitz Co., Ltd.	4,994	32,103
	Hwacheon Machine Tool Co., Ltd.	515	14,507
	Hwangkum Steel & Technology Co., Ltd.	5,147	36,686
	Hwaseung Enterprise Co., Ltd.	7,468	86,162
	HwaSung Industrial Co., Ltd.	4,660	47,179
	Hy-Lok Corp.	2,669	33,640
*	Hyosung Advanced Materials Corp.	1,594	320,773
	Hyosung Chemical Corp.	1,136	167,265
	Hyosung Corp.	2,554	168,919
*	Hyosung Heavy Industries Corp.	1,980	117,981
	Hyosung TNC Co., Ltd.	1,540	410,267
	Hyundai Bioland Co., Ltd.	1,663	32,025
*	Hyundai Bioscience Co., Ltd.	2,627	52,979
	Hyundai BNG Steel Co., Ltd.	3,709	71,206
*	Hyundai Construction Equipment Co., Ltd.	3,426	103,314
	Hyundai Corp Holdings, Inc.	2,602	23,943
	Hyundai Corp.	4,149	58,286
	Hyundai Department Store Co., Ltd.	4,608	322,092
*	Hyundai Electric & Energy System Co., Ltd.	4,719	70,434
	Hyundai Elevator Co., Ltd.	6,510	246,070
	Hyundai Engineering & Construction Co., Ltd.	14,003	503,064
	Hyundai Futurenet Co., Ltd.	21,018	66,622
	Hyundai Glovis Co., Ltd.	6,948	1,178,256
	Hyundai Greenfood Co., Ltd.	16,546	129,452
	Hyundai Heavy Industries Holdings Co., Ltd.	1,793	376,770
	Hyundai Home Shopping Network Corp.	2,566	180,944
	Hyundai Livart Furniture Co., Ltd.	4,546	65,785
	Hyundai Marine & Fire Insurance Co., Ltd.	35,454	628,984
	Hyundai Mipo Dockyard Co., Ltd.	5,638	217,015
	Hyundai Mobis Co., Ltd.	8,233	2,333,142
	Hyundai Motor Co.	14,072	2,869,158

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Hyundai Motor Securities Co., Ltd.	7,235	$80,340
*	Hyundai Rotem Co., Ltd.	12,208	208,996
	Hyundai Steel Co.	15,608	540,005
	Hyundai Telecommunication Co., Ltd.	2,596	19,008
	Hyundai Wia Corp.	3,311	267,641
	HyVision System, Inc.	2,577	31,200
	i3system, Inc.	1,104	21,764
*	iA, Inc.	39,372	60,054
	ICD Co., Ltd.	4,336	64,533
*	Icure Pharm, Inc.	623	35,001
	IDIS Holdings Co., Ltd.	2,685	30,904
*	IHQ, Inc.	24,866	36,598
	Iljin Diamond Co., Ltd.	1,220	53,095
*	Iljin Display Co., Ltd.	2,872	13,012
*	Iljin Electric Co., Ltd.	9,122	26,706
	Iljin Holdings Co., Ltd.	8,430	41,308
	Iljin Materials Co., Ltd.	2,223	141,295
	Ilshin Spinning Co., Ltd.	690	51,422
*	Ilshin Stone Co., Ltd.	12,288	20,930
	Ilsung Pharmaceuticals Co., Ltd.	155	11,052
	Ilyang Pharmaceutical Co., Ltd.	1,880	85,461
	iMarketKorea, Inc.	8,309	61,625
	InBody Co., Ltd.	5,197	86,119
*	Incross Co., Ltd.	620	23,825
*	Industrial Bank of Korea	86,437	604,278
*	Infinitt Healthcare Co., Ltd.	3,095	20,050
	INITECH Co., Ltd.	6,800	28,541
	Innocean Worldwide, Inc.	2,261	129,262
	InnoWireless, Inc.	1,034	48,849
*	Innox Advanced Materials Co., Ltd.	3,625	144,430
*	Inscobee, Inc.	24,286	50,442
*	Insun ENT Co., Ltd.	8,100	84,183
	Intelligent Digital Integrated Security Co., Ltd.	1,165	30,057
*	Interflex Co., Ltd.	4,085	51,980
	Interojo Co., Ltd.	3,713	66,508
	Interpark Corp.	14,161	47,785
	INTOPS Co., Ltd.	4,192	107,326
*	iNtRON Biotechnology, Inc.	3,436	70,433
	INZI Display Co., Ltd.	5,255	17,303
*	Iones Co., Ltd.	7,952	41,888
	IS Dongseo Co., Ltd.	6,013	288,225
	ISC Co., Ltd.	2,450	48,666
	i-SENS, Inc.	4,238	94,995
	ISU Chemical Co., Ltd.	7,234	87,801
	IsuPetasys Co., Ltd.	8,407	25,286
	It's Hanbul Co., Ltd.	1,615	40,679
	JASTECH, Ltd.	2,242	15,208
*	Jayjun Cosmetic Co., Ltd.	9,047	18,452
	JB Financial Group Co., Ltd.	63,158	292,404
*	Jcontentree Corp.	983	35,252
*	Jeju Semiconductor Corp.	8,133	37,543
*	Jejuair Co., Ltd.	2,641	46,695
*	Jeongsan Aikang Co., Ltd.	3,986	6,566
	Jinsung T.E.C.	7,638	72,952
	JLS Co., Ltd.	3,636	19,514
*	JNK Heaters Co., Ltd.	4,515	35,987
	Jusung Engineering Co., Ltd.	6,686	56,386
	JVM Co., Ltd.	850	24,982
	JW Life Science Corp.	3,290	64,234

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	JYP Entertainment Corp.	9,379	$272,511
*	Kakao Corp.	1,854	728,337
*	Kanglim Co., Ltd.	7,932	11,918
	Kangnam Jevisco Co., Ltd.	1,835	33,809
*	Kangstem Biotech Co., Ltd.	1,869	12,279
	KAON Media Co., Ltd.	4,549	31,183
*	KB Financial Group, Inc.	32,365	1,168,564
#*	KB Financial Group, Inc., ADR	46,853	1,698,890
	KC Co., Ltd.	2,278	55,546
	KC Green Holdings Co., Ltd.	7,765	35,017
	KC Tech Co., Ltd.	3,975	93,409
	KCC Corp.	1,832	324,621
	KCC Engineering & Construction Co., Ltd.	4,872	38,003
*	KCC Glass Corp.	3,701	119,028
*	KEC Corp.	38,348	95,030
	KEPCO Engineering & Construction Co., Inc.	3,054	46,440
	KEPCO Plant Service & Engineering Co., Ltd.	9,672	234,033
	Keyang Electric Machinery Co., Ltd.	4,824	18,323
#*	KEYEAST Co., Ltd.	7,313	105,073
	Kginicis Co., Ltd.	5,754	91,740
	KGMobilians Co., Ltd.	6,433	51,859
*	KH Vatec Co., Ltd.	2,618	40,186
	Kia Motors Corp.	51,208	3,752,938
	KINX, Inc.	817	61,537
	KISCO Corp.	7,715	53,601
	KISCO Holdings Co., Ltd.	4,668	59,617
	KISWIRE, Ltd.	4,602	57,912
*	Kiwi Media Group Co., Ltd.	162,075	16,300
	KIWOOM Securities Co., Ltd.	4,402	553,842
	KL-Net Corp.	4,538	12,508
	KM Corp.	1,997	20,069
	KMH Co., Ltd.	8,389	117,197
*	KMW Co., Ltd.	4,499	308,946
	Kocom Co., Ltd.	4,026	24,842
	Koentec Co., Ltd.	6,526	49,795
	Koh Young Technology, Inc.	1,722	164,884
	Kolmar BNH Co., Ltd.	2,356	102,692
	Kolmar Korea Co., Ltd.	3,294	151,296
	Kolmar Korea Holdings Co., Ltd.	3,790	90,744
	Kolon Corp.	3,506	63,093
	Kolon Global Corp.	4,114	66,034
	Kolon Industries, Inc.	9,272	338,305
*	Kolon Life Science, Inc.	1,124	19,339
	KoMiCo, Ltd.	2,410	115,829
	Korea Asset In Trust Co., Ltd.	27,658	94,763
	Korea Cast Iron Pipe Industries Co., Ltd.	4,507	33,282
*	Korea Circuit Co., Ltd.	3,884	50,091
*	Korea District Heating Corp.	817	27,462
*	Korea Electric Power Corp., Sponsored ADR	46,929	482,430
*	Korea Electric Power Corp.	22,906	467,394
	Korea Electric Terminal Co., Ltd.	1,954	131,354
	Korea Electronic Certification Authority, Inc.	4,271	24,035
	Korea Electronic Power Industrial Development Co., Ltd.	5,312	21,382
	Korea Flange Co., Ltd.	11,755	30,366
	Korea Gas Corp.	7,769	215,417
*	Korea Information & Communications Co., Ltd.	5,655	42,972
	Korea Information Certificate Authority, Inc.	3,853	22,827
	Korea Investment Holdings Co., Ltd.	17,023	1,235,064
*	Korea Line Corp.	55,337	167,877

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Korea Materials & Analysis Corp.	2,500	$5,079
	Korea Petrochemical Ind Co., Ltd.	1,472	371,926
	Korea Real Estate Investment & Trust Co., Ltd.	40,490	70,785
*	Korea Shipbuilding & Offshore Engineering Co., Ltd.	5,799	485,737
	Korea Zinc Co., Ltd.	1,852	668,248
*	Korean Air Lines Co., Ltd.	40,461	1,035,868
	Korean Reinsurance Co.	32,862	218,458
	Kortek Corp.	3,744	31,735
	KPX Chemical Co., Ltd.	1,121	52,068
	KRTnet Corp.	2,689	10,648
*	KSIGN Co., Ltd.	12,339	17,447
	KSS LINE, Ltd.	8,802	84,472
*	KT Corp., Sponsored ADR	12,498	131,479
*	KT Hitel Co., Ltd.	7,684	52,135
	KT Skylife Co., Ltd.	11,384	86,628
	KT Submarine Co., Ltd.	5,549	25,578
	KTB Investment & Securities Co., Ltd.	14,053	43,176
	KTCS Corp.	9,824	19,728
	Ktis Corp.	11,445	27,198
	Kukdo Chemical Co., Ltd.	1,094	46,270
	Kumho Industrial Co., Ltd.	8,584	64,555
	Kumho Petrochemical Co., Ltd.	7,793	1,711,849
*	Kumho Tire Co., Inc.	43,365	146,223
	Kumkang Kind Co., Ltd.	8,100	37,019
	Kwang Myung Electric Co., Ltd.	10,184	18,290
	Kyeryong Construction Industrial Co., Ltd.	4,158	113,560
	Kyobo Securities Co., Ltd.	7,880	50,769
	Kyongbo Pharmaceutical Co., Ltd.	1,969	25,249
	Kyung Dong Navien Co., Ltd.	2,649	113,871
	Kyungbang Co., Ltd.	5,365	60,097
	KyungDong City Gas Co., Ltd.	1,502	23,915
	Kyung-In Synthetic Corp.	8,728	54,708
	L&C Bio Co., Ltd.	1,715	55,321
	L&F Co., Ltd.	2,496	163,584
*	LabGenomics Co., Ltd.	2,966	42,584
	LB Semicon, Inc.	11,748	142,661
	Leadcorp, Inc. (The)	9,025	48,656
	LEENO Industrial, Inc.	2,785	380,235
*	LegoChem Biosciences, Inc.	1,987	107,132
	LF Corp.	9,746	125,109
	LG Chem, Ltd.	3,803	3,101,928
	LG Corp.	12,091	1,069,166
*	LG Display Co., Ltd., ADR	158,872	1,534,704
	LG Electronics, Inc.	43,760	5,974,266
	LG Hausys, Ltd.	3,869	264,940
	LG HelloVision Co., Ltd.	15,905	62,398
	LG Household & Health Care, Ltd.	1,612	2,244,004
	LG Innotek Co., Ltd.	5,414	962,916
	LG International Corp.	15,511	365,286
	LG Uplus Corp.	95,600	1,019,865
	Lion Chemtech Co., Ltd.	3,023	20,118
	LMS Co., Ltd.	3,047	30,180
*	Lock & Lock Co., Ltd.	7,507	77,330
*	Longtu Korea, Inc.	2,910	12,788
*	LOT Vacuum Co., Ltd.	4,746	71,568
	Lotte Chemical Corp.	2,248	522,806
	Lotte Confectionery Co., Ltd.	529	49,392
	Lotte Corp.	5,695	165,090
	LOTTE Fine Chemical Co., Ltd.	8,569	415,577

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Lotte Food Co., Ltd.	253	$76,720
	LOTTE Himart Co., Ltd.	3,712	130,332
*	Lotte Non-Life Insurance Co., Ltd.	39,836	61,878
	Lotte Shopping Co., Ltd.	2,203	207,432
*	Lotte Tour Development Co., Ltd.	3,991	55,456
	LS Corp.	3,122	178,839
	LS Electric Co., Ltd.	5,301	289,937
*	Lumens Co., Ltd.	11,802	27,683
*	Lutronic Corp.	5,422	48,138
*	LVMC Holdings	15,261	58,372
	Macquarie Korea Infrastructure Fund	63,098	605,923
	Maeil Dairies Co., Ltd.	1,241	78,438
	Maeil Holdings Co., Ltd.	5,094	39,837
	Mando Corp.	6,570	404,362
	Mcnex Co., Ltd.	5,122	237,778
*	ME2ON Co., Ltd.	11,945	73,756
	Mediana Co., Ltd.	1,234	15,094
*	Medience Co., Ltd.	4,697	3,303
*	Medipost Co., Ltd.	1,607	59,470
	Medy-Tox, Inc.	1,415	153,470
	Meerecompany, Inc.	942	33,397
	MegaStudy Co., Ltd.	3,816	36,342
	MegaStudyEdu Co., Ltd.	3,460	128,036
	Meritz Financial Group, Inc.	20,520	174,945
	Meritz Fire & Marine Insurance Co., Ltd.	32,449	458,557
	Meritz Securities Co., Ltd.	116,273	365,744
	META BIOMED Co., Ltd.	6,026	14,182
*	Mgame Corp.	5,065	27,711
	Mi Chang Oil Industrial Co., Ltd.	382	21,627
	MiCo, Ltd.	9,025	124,399
	Minwise Co., Ltd.	4,370	69,276
	Mirae Asset Daewoo Co., Ltd.	65,668	556,162
	Mirae Asset Life Insurance Co., Ltd.	29,061	94,933
	Miwon Chemicals Co., Ltd.	571	30,874
	Miwon Commercial Co., Ltd.	701	82,407
	Miwon Specialty Chemical Co., Ltd.	727	67,900
	MK Electron Co., Ltd.	3,491	32,288
*	MNTech Co., Ltd.	8,025	26,134
	Modetour Network, Inc.	4,014	81,129
	Moorim P&P Co., Ltd.	13,394	58,302
	Moorim Paper Co., Ltd.	14,496	35,324
	Motonic Corp.	3,458	40,321
*	MP Group, Inc.	9,820	8,752
	Multicampus Co., Ltd.	1,164	32,639
	Nam Hwa Construction Co., Ltd.	1,461	15,146
	Namhae Chemical Corp.	7,479	57,281
*	Namsun Aluminum Co., Ltd.	14,664	57,751
	Namyang Dairy Products Co., Ltd.	175	44,810
*	NanoenTek, Inc.	6,677	49,878
	Nasmedia Co., Ltd.	1,423	39,001
*	Nature & Environment Co., Ltd.	17,324	20,768
*	Naturecell Co., Ltd.	9,165	72,714
	NAVER Corp.	8,623	2,631,145
	NCSoft Corp.	1,898	1,608,080
	NeoPharm Co., Ltd.	948	26,155
*	Neowiz	1,934	40,894
	Neowiz Holdings Corp.	2,962	43,057
	NEPES Corp.	6,044	235,232
*	Netmarble Corp.	1,249	146,303

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	New Power Plasma Co., Ltd.	5,000	$26,833
	Newtree Co., Ltd.	923	21,504
	Nexen Corp.	7,084	28,064
	Nexen Tire Corp.	22,791	126,756
*	Nexon GT Co., Ltd.	1,857	22,728
*	Next Entertainment World Co., Ltd.	3,907	30,351
*	Next Science Co., Ltd	4,400	19,217
*	NextEye Co., Ltd.	7,648	9,493
	Nexturn Co., Ltd.	1,173	13,028
	NH Investment & Securities Co., Ltd.	26,850	264,549
*	NHN Corp.	3,422	213,126
	NHN KCP Corp.	4,711	245,797
	NICE Holdings Co., Ltd.	11,729	184,915
	Nice Information & Telecommunication, Inc.	3,622	89,204
	NICE Information Service Co., Ltd.	16,441	312,550
	NICE Total Cash Management Co., Ltd.	11,894	55,780
*	NK Co., Ltd.	30,243	34,635
	Nong Shim Holdings Co., Ltd.	900	59,415
	Nong Woo Bio Co., Ltd.	3,988	44,482
	NongShim Co., Ltd.	720	181,468
	Noroo Holdings Co., Ltd.	1,493	14,047
	NOROO Paint & Coatings Co., Ltd.	2,216	17,546
	NOVAREX Co., Ltd.	549	17,772
	NPC	1,809	5,788
	NS Shopping Co., Ltd.	4,833	52,070
	Nuri Telecom Co., Ltd.	4,947	39,766
*	OCI Co., Ltd.	3,880	341,217
*	Omnisystem Co., Ltd.	14,815	30,235
	Opto Device Technology Co., Ltd.	5,298	25,096
	OptoElectronics Solutions Co., Ltd.	1,981	88,465
	OPTRON-TEC, Inc.	12,673	130,545
*	Orbitech Co., Ltd.	2,100	8,895
	Orion Corp.	2,406	257,913
	Orion Holdings Corp.	14,570	174,454
*	Osstem Implant Co., Ltd.	5,214	319,735
*	Osung Advanced Materials Co., Ltd.	18,850	71,812
	Ottogi Corp.	314	157,206
	Paik Kwang Industrial Co., Ltd.	8,646	30,582
*	Pan Ocean Co., Ltd.	55,072	223,952
	Pan-Pacific Co., Ltd.	13,908	23,895
	Park Systems Corp.	328	28,175
	Partron Co., Ltd.	17,848	179,411
*	Paru Co., Ltd.	9,531	21,178
#*	Pearl Abyss Corp.	1,842	518,020
	Pharma Research Products Co., Ltd.	787	43,183
*	Pharmicell Co., Ltd.	6,827	87,084
*	PI Advanced Materials Co., Ltd.	5,680	199,763
	PLAYWITH, Inc.	1,337	12,243
*	PNE Solution Co., Ltd.	3,058	58,953
	POSCO	9,045	1,985,431
	POSCO Chemical Co., Ltd.	2,022	242,096
	Posco ICT Co., Ltd.	14,876	102,534
	Posco International Corp.	29,075	428,995
	Posco M-Tech Co., Ltd.	4,984	21,063
	Power Logics Co., Ltd.	11,435	90,714
	Protec Co., Ltd.	1,743	57,091
	PSK, Inc.	1,949	64,686
	Pulmuone Co., Ltd.	8,410	124,134
	Pyeong Hwa Automotive Co., Ltd.	3,537	34,510

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Rayence Co., Ltd.	1,915	$19,097
*	Redrover Co., Ltd.	5,364	1,645
	Reyon Pharmaceutical Co., Ltd.	2,013	34,449
	RFHIC Corp.	2,343	91,605
*	RFTech Co., Ltd.	4,687	39,419
*	Robostar Co., Ltd.	1,376	33,053
	S Net Systems, Inc.	1,718	10,585
	S&S Tech Corp.	2,664	89,829
	S&T Corp.	709	9,740
	S&T Holdings Co., Ltd.	3,470	48,367
	S&T Motiv Co., Ltd.	4,675	301,409
*	S.Y. Co., Ltd.	4,746	16,224
	S-1 Corp.	4,670	336,626
	Sajo Industries Co., Ltd.	851	24,769
	Sajodaerim Corp.	980	13,618
*	Sajodongaone Co., Ltd.	19,406	17,915
	Sam Young Electronics Co., Ltd.	3,585	32,498
	Sam Yung Trading Co., Ltd.	7,194	87,326
*	Sambo Motors Co., Ltd.	3,769	23,499
*	Sambon Electronics Co., Ltd.	16,340	19,187
	Samchully Co., Ltd.	946	70,728
	Samho Development Co., Ltd.	8,183	31,749
	SAMHWA Paints Industrial Co., Ltd.	3,342	32,375
	Samick Musical Instruments Co., Ltd.	25,745	33,188
	Samick THK Co., Ltd.	2,406	27,216
	Samil Pharmaceutical Co., Ltd.	1,263	21,716
	Samji Electronics Co., Ltd.	5,168	65,874
	Samjin Pharmaceutical Co., Ltd.	5,142	111,965
*	Samkee Corp.	12,204	50,819
	Sammok S-Form Co., Ltd.	3,406	32,274
	SAMPYO Cement Co., Ltd.	12,243	44,494
*	Samsung Biologics Co., Ltd.	498	352,581
	Samsung C&T Corp.	8,769	1,016,146
	Samsung Card Co., Ltd.	9,254	245,339
	Samsung Electro-Mechanics Co., Ltd.	15,474	2,814,539
	Samsung Electronics Co., Ltd., GDR	13,276	24,384,676
	Samsung Electronics Co., Ltd.	763,355	55,806,568
*	Samsung Engineering Co., Ltd.	59,440	655,624
	Samsung Fire & Marine Insurance Co., Ltd.	7,962	1,195,184
*	Samsung Heavy Industries Co., Ltd.	84,612	469,377
	Samsung Life Insurance Co., Ltd.	9,280	585,044
*	Samsung Pharmaceutical Co., Ltd.	7,247	51,047
	Samsung SDI Co., Ltd.	2,858	1,866,899
	Samsung SDS Co., Ltd.	5,186	903,066
	Samsung Securities Co., Ltd.	12,679	427,559
	SAMT Co., Ltd.	28,486	63,994
	Samwha Capacitor Co., Ltd.	3,145	209,710
	Samyang Corp.	1,078	59,946
	Samyang Foods Co., Ltd.	1,461	118,793
	Samyang Holdings Corp.	1,467	114,099
	Samyang Tongsang Co., Ltd.	846	46,396
	Sang-A Frontec Co., Ltd.	809	41,160
	Sangsangin Co., Ltd.	19,745	117,345
	Sangsin Energy Display Precision Co., Ltd.	3,457	44,012
	SaraminHR Co., Ltd.	1,626	37,767
	SAVEZONE I&C Corp.	8,459	23,687
*	SBI Investment Korea Co., Ltd.	24,785	28,586
*	SBS Media Holdings Co., Ltd.	18,457	30,951
*	SBW	51,099	28,948

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	SCI Information Service, Inc.	5,189	$17,929
*	SD Biotechnologies Co., Ltd.	2,244	8,999
*	SDN Co., Ltd.	13,861	40,876
	Seah Besteel Corp.	5,195	56,806
	SeAH Holdings Corp.	419	27,746
	SeAH Steel Corp.	734	60,180
	SeAH Steel Holdings Corp.	902	36,812
	Sebang Co., Ltd.	2,228	28,271
	Sebang Global Battery Co., Ltd.	3,320	301,356
	Seegene, Inc.	4,868	710,201
	Sejong Industrial Co., Ltd.	6,842	56,283
*	Sejong Telecom, Inc.	163,379	80,065
	Sekonix Co., Ltd.	5,506	44,095
*	Selvas AI, Inc.	5,674	13,433
	Sempio Foods Co.	730	32,358
	S-Energy Co., Ltd.	5,092	31,765
	Seobu T&D	13,679	95,985
	Seohan Co., Ltd.	25,248	32,726
	Seojin System Co., Ltd.	2,243	82,749
*	Seoul Auction Co., Ltd.	4,296	27,639
	Seoul Semiconductor Co., Ltd.	13,013	227,173
	SEOWONINTECH Co., Ltd.	3,074	23,067
	Seoyon Co., Ltd.	6,326	42,888
	Seoyon E-Hwa Co., Ltd.	8,658	55,070
*	Sewon Cellontech Co., Ltd.	9,299	23,322
	Sewon Precision Industry Co., Ltd.	1,917	2,600
	SEWOONMEDICAL Co., Ltd.	4,473	26,048
	SFA Engineering Corp.	6,452	217,520
*	SFA Semicon Co., Ltd.	34,002	208,947
*	SG Corp.	28,911	18,286
	SGC e Tec E&C Co., Ltd.	703	31,739
	SGC Energy Co., Ltd.	3,895	125,957
*	SH Energy & Chemical Co., Ltd.	21,194	16,588
	Shindaeyang Paper Co., Ltd.	1,105	61,927
*	Shinhan Financial Group Co., Ltd.	98,685	2,706,398
*	Shinhan Financial Group Co., Ltd., ADR	5,731	158,577
	Shinil Electronics Co., Ltd.	12,080	20,815
	Shinsegae Engineering & Construction Co., Ltd.	1,248	49,802
	Shinsegae Food Co., Ltd.	986	56,988
	Shinsegae International, Inc.	685	105,106
	Shinsegae, Inc.	2,893	604,379
*	Shinsung E&G Co., Ltd.	10,569	28,248
*	Shinsung Tongsang Co., Ltd.	28,440	36,932
	Shinwha Intertek Corp.	10,654	33,145
*	Shinwon Corp.	24,874	32,101
	Shinyoung Securities Co., Ltd.	2,196	104,898
	SHOWBOX Corp.	12,816	42,093
*	Signetics Corp.	34,301	40,037
	SIGONG TECH Co., Ltd.	4,127	20,477
	Silicon Works Co., Ltd.	4,352	264,044
	Silla Co., Ltd.	2,472	21,643
	SIMMTECH Co., Ltd.	8,384	161,827
	SIMPAC, Inc.	9,760	23,446
	Sindoh Co., Ltd.	2,665	61,784
	SK Chemicals Co., Ltd.	1,261	471,522
	SK D&D Co., Ltd.	2,560	93,495
	SK Discovery Co., Ltd.	4,062	230,286
	SK Gas, Ltd.	1,382	119,180
	SK Holdings Co., Ltd.	5,062	1,406,634

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	SK Hynix, Inc.	130,295	$14,225,674
	SK Innovation Co., Ltd.	7,573	1,890,562
	SK Materials Co., Ltd.	1,355	372,470
	SK Networks Co., Ltd.	98,273	453,303
*	SK Rent A Car Co., Ltd.	4,337	39,564
	SK Securities Co., Ltd.	170,647	128,146
	SK Telecom Co., Ltd., Sponsored ADR	3,174	76,684
	SK Telecom Co., Ltd.	5,342	1,165,030
	SKC Co., Ltd.	3,506	378,562
	SL Corp.	7,707	169,867
*	SM Culture & Contents Co., Ltd.	6,924	10,062
*	SM Entertainment Co., Ltd.	3,887	106,349
*	S-MAC Co., Ltd.	30,774	41,155
	SMCore, Inc.	1,609	11,602
*	SMEC Co., Ltd.	10,746	17,343
*	SNU Precision Co., Ltd.	5,420	18,877
	S-Oil Corp.	8,854	540,307
*	Solborn, Inc.	6,999	31,585
*	Solid, Inc.	8,385	73,503
*	Solus Advanced Materials Co., Ltd.	4,763	199,255
	Songwon Industrial Co., Ltd.	7,797	105,626
	Soulbrain Co., Ltd.	1,211	289,732
	Soulbrain Holdings Co., Ltd.	2,191	86,085
	SPC Samlip Co., Ltd.	1,112	69,429
	SPG Co., Ltd.	5,560	43,110
	Spigen Korea Co., Ltd.	629	35,192
	Ssangyong Cement Industrial Co., Ltd.	38,783	223,336
#*	Ssangyong Motor Co.	26,548	65,741
*	ST Pharm Co., Ltd.	1,011	79,736
	Suheung Co., Ltd.	2,902	128,911
	Sun Kwang Co., Ltd.	2,708	69,065
*	SundayToz Corp.	1,704	34,081
	Sung Bo Chemicals Co., Ltd.	5,109	19,896
	Sung Kwang Bend Co., Ltd.	4,576	29,356
*	Sungchang Enterprise Holdings, Ltd.	13,402	27,947
	Sungdo Engineering & Construction Co., Ltd.	7,793	38,779
	Sungshin Cement Co., Ltd.	9,439	64,598
	Sungwoo Hitech Co., Ltd.	25,725	169,521
	Sunjin Co., Ltd.	5,383	71,060
*	Sunny Electronics Corp.	5,164	22,108
*	Suprema, Inc.	1,413	36,374
	SV Investment Corp.	3,891	16,241
*	Synopex, Inc.	27,614	97,084
	Systems Technology, Inc.	3,599	57,631
	Tae Kyung Industrial Co., Ltd.	6,615	31,670
	Taekwang Industrial Co., Ltd.	146	109,364
*	Taewoong Co., Ltd.	3,088	36,407
	Taeyoung Engineering & Construction Co., Ltd.	11,082	118,861
*	Taihan Electric Wire Co., Ltd.	81,481	80,399
*	Taihan Fiberoptics Co., Ltd.	15,758	55,341
*	Taihan Textile Co., Ltd.	932	32,967
*	Tailim Packaging Co., Ltd.	8,783	43,879
	TechWing, Inc.	5,726	114,280
*	Tego Science, Inc.	1,108	26,502
*	Telcon RF Pharmaceutical, Inc.	12,343	54,681
	Telechips, Inc.	2,727	37,972
	TES Co., Ltd.	2,054	52,684
*	Thinkware Systems Corp.	3,694	56,935
*	TK Chemical Corp.	12,462	28,080

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	TK Corp.	5,389	$33,694
*	TOBESOFT Co., Ltd.	10,864	21,525
	Tokai Carbon Korea Co., Ltd.	2,108	268,343
	Tongyang Life Insurance Co., Ltd.	24,537	80,257
	Tongyang, Inc.	72,698	77,897
*	Tonymoly Co., Ltd.	1,924	14,794
	Top Engineering Co., Ltd.	2,869	24,962
	Toptec Co., Ltd.	3,657	38,677
	Tovis Co., Ltd.	3,609	23,900
	TS Corp.	2,640	46,856
	TSE Co., Ltd.	447	25,627
*	Tuksu Construction Co., Ltd.	3,443	22,470
*	TY Holdings Co., Ltd.	10,684	226,415
	UBCare Co., Ltd.	6,063	44,670
	Ubiquoss Holdings, Inc.	2,043	43,358
	Ubiquoss, Inc.	2,176	42,345
	UIL Co., Ltd.	5,829	19,920
	Uju Electronics Co., Ltd.	3,162	112,478
	Uni-Chem Co., Ltd.	14,724	18,991
	Unick Corp.	5,571	43,873
	Unid Co., Ltd.	3,325	151,071
	Union Semiconductor Equipment & Materials Co., Ltd.	13,281	146,798
	Uniquest Corp.	5,700	67,906
*	Unison Co., Ltd.	23,914	85,885
	UniTest, Inc.	1,577	33,519
	UTI, Inc.	1,284	18,213
	Value Added Technology Co., Ltd.	2,860	62,529
*	Viatron Technologies, Inc.	4,608	45,434
	Vieworks Co., Ltd.	1,249	36,062
	Visang Education, Inc.	4,557	26,061
	Vitzrocell Co., Ltd.	4,814	65,469
*	Vivien Corp.	5,609	22,246
*	VT GMP Co., Ltd.	3,812	28,152
*	W Holding Co., Ltd.	65,827	17,274
	Webcash Corp.	372	26,001
*	Webzen, Inc.	3,368	105,009
	Wemade Co., Ltd.	1,028	34,636
	Whanin Pharmaceutical Co., Ltd.	3,902	63,654
*	WillBes & Co. (The)	20,926	27,272
	Winix, Inc.	2,109	42,835
	Wins Co., Ltd.	1,654	25,343
	WiSoL Co., Ltd.	10,907	144,049
*	WIZIT Co., Ltd.	27,174	31,369
*	WONIK CUBE Corp.	9,926	17,935
*	Wonik Holdings Co., Ltd.	16,118	96,722
*	WONIK IPS Co., Ltd.	2,976	126,709
	Wonik Materials Co., Ltd.	2,003	62,373
*	Wonpung Mulsan Co., Ltd.	6,294	14,768
*	Woori Financial Group, Inc., Sponsored ADR	2,893	69,114
*	Woori Financial Group, Inc.	100,751	792,702
*	Woori Investment Bank Co., Ltd.	136,593	63,420
*	Woori Technology Investment Co., Ltd.	10,713	36,189
*	Wooridul Huebrain, Ltd.	10,189	22,920
*	Wooridul Pharmaceutical, Ltd.	2,913	24,219
	Woorison F&G Co., Ltd.	18,507	33,895
	Woory Industrial Co., Ltd.	2,475	61,648
*	Woosu AMS Co., Ltd.	5,550	37,340
	WooSung Feed Co., Ltd.	14,799	40,507
*	Woowon Development Co., Ltd.	5,296	28,281

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Worldex Industry & Trading Co., Ltd.	1,798	$27,853
	Y G-1 Co., Ltd.	8,490	43,185
*	Y-entec Co., Ltd.	2,306	27,449
*	Yest Co., Ltd.	735	7,937
*	YG Entertainment, Inc.	1,338	54,275
*	YIK Corp.	5,142	26,418
*	YJM Games Co., Ltd.	15,504	23,886
*	YMC Co., Ltd.	3,514	27,421
	Yonwoo Co., Ltd.	1,485	32,774
	Yoosung Enterprise Co., Ltd.	10,361	27,660
	Youlchon Chemical Co., Ltd.	3,845	76,545
	Young Poong Corp.	189	86,904
	Young Poong Precision Corp.	4,334	30,886
*	Youngone Corp.	8,366	264,043
	Youngone Holdings Co., Ltd.	3,692	125,633
*	Yuanta Securities Korea Co., Ltd.	42,688	114,120
	YuHwa Securities Co., Ltd.	13,635	26,656
*	Yujin Robot Co., Ltd.	4,869	16,555
*	Yungjin Pharmaceutical Co., Ltd.	7,533	45,221
	Zeus Co., Ltd.	3,176	76,307
TOTAL SOUTH KOREA			248,119,054
TAIWAN — (15.4%)
	Ability Enterprise Co., Ltd.	48,508	24,926
*	Ability Opto-Electronics Technology Co., Ltd.	32,528	52,377
#	AcBel Polytech, Inc.	122,685	123,124
	Accton Technology Corp.	121,858	1,169,729
#	Acer, Inc.	570,287	549,178
	ACES Electronic Co., Ltd.	56,000	80,535
*	Acon Holding, Inc.	122,000	48,153
	Acter Group Corp., Ltd.	24,267	162,388
	Action Electronics Co., Ltd.	103,000	38,320
	Actron Technology Corp.	19,838	79,748
	A-DATA Technology Co., Ltd.	49,605	122,216
	Addcn Technology Co., Ltd.	10,000	75,695
	Advanced Ceramic X Corp.	8,000	129,369
	Advanced International Multitech Co., Ltd.	57,000	85,253
#*	Advanced Optoelectronic Technology, Inc.	49,000	52,474
	Advancetek Enterprise Co., Ltd.	109,908	66,504
	Advantech Co., Ltd.	59,058	728,253
*	AGV Products Corp.	96,172	28,156
	Airtac International Group	13,078	465,304
#	Alchip Technologies, Ltd.	19,000	557,685
*	ALI Corp.	67,632	61,757
	Allied Circuit Co., Ltd.	5,000	19,623
	Allis Electric Co., Ltd.	68,344	57,297
	Alltek Technology Corp.	51,410	40,493
	Alltop Technology Co., Ltd.	19,000	67,114
	Alpha Networks, Inc.	78,272	96,446
	Altek Corp.	79,727	100,561
	Amazing Microelectronic Corp.	15,782	55,211
*	Ambassador Hotel (The)	122,000	126,627
	Ampire Co., Ltd.	29,000	21,274
	AMPOC Far-East Co., Ltd.	31,000	37,233
*	AmTRAN Technology Co., Ltd.	319,907	127,022
	Anpec Electronics Corp.	26,317	74,369
	Apacer Technology, Inc.	24,506	33,420
	APAQ Technology Co., Ltd.	24,422	44,663
	APCB, Inc.	91,000	67,971

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Apex Biotechnology Corp.	36,477	$28,681
	Apex International Co., Ltd.	58,868	144,314
	Apex Science & Engineering	68,848	29,192
	Arcadyan Technology Corp.	59,755	196,439
	Ardentec Corp.	247,411	365,641
	Argosy Research, Inc.	21,558	91,689
#	ASE Technology Holding Co., Ltd., ADR	238,178	1,586,268
	ASE Technology Holding Co., Ltd.	802,089	2,641,208
	Asia Cement Corp.	622,696	888,749
	Asia Optical Co., Inc.	84,000	220,547
*	Asia Pacific Telecom Co., Ltd.	688,139	233,501
*	Asia Plastic Recycling Holding, Ltd.	120,857	34,560
	Asia Polymer Corp.	162,143	108,828
	Asia Tech Image, Inc.	26,000	51,040
	Asia Vital Components Co., Ltd.	93,278	218,757
	ASMedia Technology, Inc.	4,312	291,640
	ASPEED Technology, Inc.	7,599	538,557
	ASROCK, Inc.	15,000	75,837
	Asustek Computer, Inc.	87,996	899,195
	Aten International Co., Ltd.	23,000	68,884
*	AU Optronics Corp., Sponsored ADR	37,101	192,925
#*	AU Optronics Corp.	1,654,000	869,736
	Audix Corp.	42,800	68,735
#	AURAS Technology Co., Ltd.	18,000	135,376
	Aurona Industries, Inc.	42,000	25,597
	Aurora Corp.	19,585	60,055
	Avalue Technology, Inc.	19,000	34,948
	AVY Precision Technology, Inc.	41,054	37,189
	Awea Mechantronic Co., Ltd.	13,230	14,839
	Axiomtek Co., Ltd.	24,000	43,941
*	Azurewave Technologies, Inc.	24,000	22,696
	Bank of Kaohsiung Co., Ltd.	215,027	73,569
	Baolong International Co., Ltd.	45,000	24,152
	Basso Industry Corp.	46,000	68,916
#	BenQ Materials Corp.	87,000	90,638
	BES Engineering Corp.	347,000	103,065
	Bin Chuan Enterprise Co., Ltd.	53,650	52,188
	Bionime Corp.	13,000	29,082
*	Biostar Microtech International Corp.	91,000	50,617
	Bioteque Corp.	18,010	80,311
#	Bizlink Holding, Inc.	46,807	516,658
	Bon Fame Co., Ltd.	7,000	10,093
	Bright Led Electronics Corp.	47,100	25,365
	Brighton-Best International Taiwan, Inc.	102,331	93,412
	C Sun Manufacturing, Ltd.	48,000	68,567
*	Cameo Communications, Inc.	111,000	32,393
	Capital Futures Corp.	52,629	69,941
	Capital Securities Corp.	621,902	296,887
	Career Technology MFG. Co., Ltd.	239,126	276,130
	Carnival Industrial Corp.	71,499	26,922
	Caswell, Inc.	7,000	30,166
	Catcher Technology Co., Ltd.	177,509	1,251,720
	Cathay Financial Holding Co., Ltd.	748,486	1,064,654
	Cathay Real Estate Development Co., Ltd.	243,300	162,057
	Cayman Engley Industrial Co., Ltd.	12,785	48,209
#	Celxpert Energy Corp.	37,000	63,993
	Central Reinsurance Co., Ltd.	72,300	54,724
	Chailease Holding Co., Ltd.	293,014	1,619,537
	ChainQui Construction Development Co., Ltd.	41,171	24,446

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Champion Building Materials Co., Ltd.	168,000	$46,140
	Chang Hwa Commercial Bank, Ltd.	1,004,015	592,847
#	Chang Wah Electromaterials, Inc.	105,240	112,613
#	Chang Wah Technology Co., Ltd.	54,000	118,890
	Channel Well Technology Co., Ltd.	40,000	60,528
	Chant Sincere Co., Ltd.	25,000	35,734
	Charoen Pokphand Enterprise	70,160	177,181
	Chaun-Choung Technology Corp.	7,000	53,020
	CHC Healthcare Group	49,000	60,880
	CHC Resources Corp.	30,379	48,323
	Chen Full International Co., Ltd.	46,000	63,198
#	Chenbro Micom Co., Ltd.	37,000	102,999
#	Cheng Loong Corp.	357,480	366,526
*	Cheng Mei Materials Technology Corp.	228,250	90,002
	Cheng Shin Rubber Industry Co., Ltd.	492,808	701,575
#	Cheng Uei Precision Industry Co., Ltd.	214,159	341,883
	Chenming Electronic Technology Corp.	64,000	30,386
	Chia Chang Co., Ltd.	39,000	50,685
	Chia Hsin Cement Corp.	204,000	120,051
	Chian Hsing Forging Industrial Co., Ltd.	22,000	37,921
	Chicony Electronics Co., Ltd.	185,350	571,564
#	Chicony Power Technology Co., Ltd.	73,731	184,021
	Chieftek Precision Co., Ltd.	21,250	84,950
	Chien Kuo Construction Co., Ltd.	80,540	34,883
#	Chilisin Electronics Corp.	79,590	286,092
	Chime Ball Technology Co., Ltd.	10,565	11,444
*	China Airlines, Ltd.	1,496,062	585,873
	China Bills Finance Corp.	393,000	205,354
	China Chemical & Pharmaceutical Co., Ltd.	79,000	61,417
	China Development Financial Holding Corp.	2,127,579	676,802
	China Ecotek Corp.	10,000	11,724
	China Electric Manufacturing Corp.	127,170	56,649
	China Fineblanking Technology Co., Ltd.	14,318	22,937
	China General Plastics Corp.	168,526	138,172
	China Glaze Co., Ltd.	60,680	22,611
	China Life Insurance Co., Ltd.	646,073	523,216
*	China Man-Made Fiber Corp.	514,390	152,189
	China Metal Products	150,190	159,487
*	China Motor Corp.	93,600	154,936
#	China Petrochemical Development Corp.	1,217,996	401,570
	China Steel Chemical Corp.	49,227	177,159
	China Steel Corp.	1,806,940	1,479,382
	China Steel Structure Co., Ltd.	51,000	51,755
	China Wire & Cable Co., Ltd.	36,120	33,100
	Chinese Maritime Transport, Ltd.	35,120	37,184
	Ching Feng Home Fashions Co., Ltd.	41,000	37,966
	Chin-Poon Industrial Co., Ltd.	106,113	124,214
	Chipbond Technology Corp.	301,000	740,692
	ChipMOS Techinologies, Inc.	239,594	287,331
	ChipMOS Technologies, Inc., ADR	5,151	124,694
	Chlitina Holding, Ltd.	25,000	185,347
	Chong Hong Construction Co., Ltd.	69,361	195,470
	Chroma ATE, Inc.	73,466	493,635
	Chun YU Works & Co., Ltd.	63,000	39,247
	Chun Yuan Steel Industry Co., Ltd.	200,999	83,847
	Chung Hsin Electric & Machinery Manufacturing Corp.	134,000	228,696
#*	Chung Hung Steel Corp.	375,889	181,772
*	Chung Hwa Pulp Corp.	83,246	29,470
	Chunghwa Precision Test Tech Co., Ltd.	4,000	126,142

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Chunghwa Telecom Co., Ltd., Sponsored ADR	31,856	$1,232,827
	Chunghwa Telecom Co., Ltd.	238,800	921,693
	Cleanaway Co., Ltd.	40,000	227,006
	Clevo Co.	175,869	183,738
	CMC Magnetics Corp.	348,907	102,241
	Compal Electronics, Inc.	1,707,086	1,305,713
	Compeq Manufacturing Co., Ltd.	411,000	621,489
	Compucase Enterprise	22,000	30,793
#	Concord Securities Co., Ltd.	229,912	108,193
	Concraft Holding Co., Ltd.	28,203	75,540
	Continental Holdings Corp.	188,250	127,750
	Contrel Technology Co., Ltd.	70,000	37,231
	Coremax Corp.	22,131	47,023
	Coretronic Corp.	123,600	169,918
	Co-Tech Development Corp.	67,541	124,193
	Cowealth Medical Holding Co., Ltd.	27,216	28,959
	Creative Sensor, Inc.	51,000	34,193
#*	CSBC Corp. Taiwan	87,031	74,543
	CTBC Financial Holding Co., Ltd.	4,272,612	2,894,514
	CTCI Corp.	203,555	254,050
	C-Tech United Corp.	19,555	15,154
	Cub Elecparts, Inc.	18,087	116,941
	CviLux Corp.	40,902	47,724
	Cyberlink Corp.	5,356	19,628
	CyberPower Systems, Inc.	24,000	68,030
	CyberTAN Technology, Inc.	51,576	32,304
	Cypress Technology Co., Ltd.	19,048	34,727
	DA CIN Construction Co., Ltd.	121,000	106,773
	Dadi Early-Childhood Education Group, Ltd.	6,825	37,076
	Dafeng TV, Ltd.	28,396	42,810
	Da-Li Development Co., Ltd.	46,256	47,351
	Darfon Electronics Corp.	72,000	105,108
*	Darwin Precisions Corp.	202,000	88,223
	Daxin Materials Corp.	22,000	64,690
	De Licacy Industrial Co., Ltd.	131,458	80,166
	Delpha Construction Co., Ltd.	102,632	49,222
	Delta Electronics, Inc.	195,940	1,972,247
	Depo Auto Parts Ind Co., Ltd.	65,000	135,178
	Dimerco Data System Corp.	17,000	34,524
	Dimerco Express Corp.	60,000	125,935
*	D-Link Corp.	98,148	84,575
	Draytek Corp.	13,000	11,587
	Dyaco International, Inc.	16,880	59,240
*	Dynamic Electronics Co., Ltd.	141,382	96,518
	Dynapack International Technology Corp.	27,000	86,334
	E Ink Holdings, Inc.	209,000	364,489
	E.Sun Financial Holding Co., Ltd.	2,628,244	2,214,908
	Eastern Media International Corp.	66,000	37,559
	Eclat Textile Co., Ltd.	38,279	553,112
	ECOVE Environment Corp.	11,000	83,486
	Edison Opto Corp.	54,000	32,631
	Edom Technology Co., Ltd.	117,014	93,490
	eGalax_eMPIA Technology, Inc.	28,909	58,369
#	Egis Technology, Inc.	29,000	155,233
	Elan Microelectronics Corp.	92,959	527,193
	E-LIFE MALL Corp.	36,000	92,997
	Elite Advanced Laser Corp.	51,928	111,908
	Elite Material Co., Ltd.	87,909	471,135
#	Elite Semiconductor Microelectronics Technology, Inc.	66,000	137,228

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Elitegroup Computer Systems Co., Ltd.	63,235	$56,865
	eMemory Technology, Inc.	22,000	536,827
#	Ennoconn Corp.	25,906	239,693
*	Ennostar, Inc.	226,227	666,502
	EnTie Commercial Bank Co., Ltd.	179,500	87,849
	Eslite Spectrum Corp. (The)	9,000	23,787
#	Eson Precision Ind. Co., Ltd.	50,000	113,670
	Eternal Materials Co., Ltd.	331,075	392,504
*	Etron Technology, Inc.	104,957	76,519
	Eurocharm Holdings Co., Ltd.	6,000	26,712
	Eva Airways Corp.	859,990	385,009
*	Everest Textile Co., Ltd.	170,178	51,307
	Evergreen International Storage & Transport Corp.	301,000	167,485
*	Evergreen Marine Corp. Taiwan, Ltd.	1,059,354	1,177,426
	Everlight Electronics Co., Ltd.	212,149	313,876
#	Excellence Opto, Inc.	49,000	54,431
	Excelsior Medical Co., Ltd.	48,197	93,864
	EZconn Corp.	26,250	27,122
	Far Eastern Department Stores, Ltd.	519,370	398,600
	Far Eastern International Bank	1,081,386	395,778
	Far Eastern New Century Corp.	627,560	581,227
	Far EasTone Telecommunications Co., Ltd.	390,000	835,183
	Faraday Technology Corp.	79,000	146,885
	Farglory F T Z Investment Holding Co., Ltd.	30,777	28,838
	Farglory Land Development Co., Ltd.	109,442	195,099
*	Federal Corp.	125,729	74,696
	Feedback Technology Corp.	15,400	37,149
	Feng Hsin Steel Co., Ltd.	166,550	374,102
	Feng TAY Enterprise Co., Ltd.	87,380	559,253
	Firich Enterprises Co., Ltd.	13,970	13,742
*	First Copper Technology Co., Ltd.	84,000	58,887
	First Financial Holding Co., Ltd.	1,464,077	1,054,874
	First Hi-Tec Enterprise Co., Ltd.	28,000	54,207
	First Hotel	107,746	51,714
	First Insurance Co., Ltd. (The)	103,606	46,954
	First Steamship Co., Ltd.	341,425	109,630
	FLEXium Interconnect, Inc.	127,001	537,591
	Flytech Technology Co., Ltd.	38,373	81,054
	FocalTech Systems Co., Ltd.	57,963	173,253
	Forest Water Environment Engineering Co., Ltd.	21,667	29,338
	Formosa Advanced Technologies Co., Ltd.	93,000	120,304
	Formosa Chemicals & Fibre Corp.	318,378	879,897
	Formosa International Hotels Corp.	21,905	100,323
	Formosa Oilseed Processing Co., Ltd.	28,000	32,466
	Formosa Optical Technology Co., Ltd.	7,000	14,579
#	Formosa Petrochemical Corp.	80,000	253,866
	Formosa Plastics Corp.	319,134	991,076
#	Formosa Sumco Technology Corp.	23,000	104,994
	Formosa Taffeta Co., Ltd.	234,000	242,803
	Formosan Rubber Group, Inc.	101,720	80,689
	Formosan Union Chemical	98,847	49,445
	Fortune Electric Co., Ltd.	42,000	64,110
	Founding Construction & Development Co., Ltd.	87,460	50,224
	Foxconn Technology Co., Ltd.	185,536	494,315
	Foxsemicon Integrated Technology, Inc.	25,562	196,302
	Froch Enterprise Co., Ltd.	95,713	41,094
	FSP Technology, Inc.	35,886	53,543
	Fubon Financial Holding Co., Ltd.	1,319,896	2,143,114
	Fulgent Sun International Holding Co., Ltd.	40,898	159,406

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Fullerton Technology Co., Ltd.	51,000	$31,033
	Fwusow Industry Co., Ltd.	31,756	21,068
	G Shank Enterprise Co., Ltd.	86,382	77,892
	Gamania Digital Entertainment Co., Ltd.	46,000	104,270
	GCS Holdings, Inc.	30,000	55,185
	GEM Services, Inc.	32,670	78,233
#	Gemtek Technology Corp.	120,574	120,999
#	General Interface Solution Holding, Ltd.	116,000	464,751
	General Plastic Industrial Co., Ltd.	34,384	33,051
#	Generalplus Technology, Inc.	25,000	35,900
	Genesys Logic, Inc.	20,000	46,099
#	Genius Electronic Optical Co., Ltd.	25,979	445,109
*	GeoVision, Inc.	37,264	35,247
	Getac Technology Corp.	129,000	221,065
	Giant Manufacturing Co., Ltd.	61,287	594,629
	Giantplus Technology Co., Ltd.	104,000	43,350
	Gigabyte Technology Co., Ltd.	121,000	340,245
	Gigasolar Materials Corp.	8,280	53,062
	Ginko International Co., Ltd.	22,050	102,550
#	Global Brands Manufacture, Ltd.	168,666	142,253
	Global Lighting Technologies, Inc.	10,000	35,924
	Global Mixed Mode Technology, Inc.	22,000	133,363
	Global PMX Co., Ltd.	22,000	137,276
#	Global Unichip Corp.	18,000	253,122
	Globalwafers Co., Ltd.	60,000	1,318,055
	Globe Union Industrial Corp.	114,518	60,598
	Gloria Material Technology Corp.	240,708	131,893
*	GlycoNex, Inc.	11,000	10,379
#*	Gold Circuit Electronics, Ltd.	109,263	202,358
	Golden Friends Corp.	22,500	44,598
	Goldsun Building Materials Co., Ltd.	296,735	220,667
	Good Will Instrument Co., Ltd.	29,859	24,551
	Gourmet Master Co., Ltd.	60,052	272,269
	Grand Fortune Securities Co., Ltd.	86,000	31,804
	Grand Ocean Retail Group, Ltd.	42,000	27,973
*	Grand Pacific Petrochemical	350,000	260,712
	Grand Plastic Technology Corp.	4,000	50,206
	GrandTech CG Systems, Inc.	30,450	45,274
	Grape King Bio, Ltd.	50,000	308,833
	Great China Metal Industry	78,000	61,112
	Great Taipei Gas Co., Ltd.	110,000	127,758
	Great Wall Enterprise Co., Ltd.	229,921	395,613
	Greatek Electronics, Inc.	135,000	305,539
*	Green Energy Technology, Inc.	181,537	389
	GTM Holdings Corp.	63,000	51,117
	Hannstar Board Corp.	186,734	274,852
*	HannStar Display Corp.	831,667	358,762
	HannsTouch Solution, Inc.	281,781	96,584
	Hanpin Electron Co., Ltd.	38,000	39,384
*	Harvatek Corp.	83,052	49,586
	Hi-Clearance, Inc.	5,107	22,028
	Highlight Tech Corp.	31,136	45,816
	Highwealth Construction Corp.	188,709	286,657
	HIM International Music, Inc.	6,190	21,928
	Hiroca Holdings, Ltd.	13,728	30,514
	Hitron Technology, Inc.	40,799	32,389
	Hiwin Technologies Corp.	59,555	840,068
*	Ho Tung Chemical Corp.	333,035	108,798
*	Hocheng Corp.	137,300	44,086

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Holiday Entertainment Co., Ltd.	37,000	$80,576
	Holtek Semiconductor, Inc.	69,000	175,160
	Holy Stone Enterprise Co., Ltd.	57,000	218,921
	Hon Hai Precision Industry Co., Ltd.	1,170,599	4,655,595
	Hon Hai Precision Industry Co., Ltd., GDR	84,293	684,043
	Hon Hai Precision Industry Co., Ltd., GDR	78	629
	Hong Pu Real Estate Development Co., Ltd.	66,609	50,759
	Hong TAI Electric Industrial	55,000	31,970
	Hong YI Fiber Industry Co.	68,000	39,704
	Horizon Securities Co., Ltd.	59,000	25,058
#	Hota Industrial Manufacturing Co., Ltd.	72,870	297,189
	Hotai Motor Co., Ltd.	45,000	906,797
	Hotron Precision Electronic Industrial Co., Ltd.	35,857	79,151
	Hsin Kuang Steel Co., Ltd.	63,788	77,461
	Hsin Yung Chien Co., Ltd.	16,695	52,412
	Hsing TA Cement Co.	42,000	27,583
	Hu Lane Associate, Inc.	21,679	87,349
	HUA ENG Wire & Cable Co., Ltd.	99,000	37,784
	Hua Nan Financial Holdings Co., Ltd.	1,123,948	688,317
	Hua Yu Lien Development Co., Ltd.	11,000	14,705
	Huaku Development Co., Ltd.	86,465	265,435
	Huang Hsiang Construction Corp.	45,000	56,131
	Hung Ching Development & Construction Co., Ltd.	54,000	35,420
	Hung Sheng Construction, Ltd.	175,200	112,582
	Huxen Corp.	10,000	17,810
*	Hwa Fong Rubber Industrial Co., Ltd.	91,430	37,337
	Hwacom Systems, Inc.	43,000	22,888
	Ibase Technology, Inc.	61,076	76,481
	IBF Financial Holdings Co., Ltd.	1,071,613	481,521
	Ichia Technologies, Inc.	118,897	68,639
*	I-Chiun Precision Industry Co., Ltd.	66,000	40,088
	IEI Integration Corp.	42,680	76,938
	Infortrend Technology, Inc.	110,798	47,402
#	Info-Tek Corp.	26,000	21,191
	Innodisk Corp.	32,511	190,546
#	Innolux Corp.	1,633,461	758,885
#	Inpaq Technology Co., Ltd.	42,750	107,008
	Intai Technology Corp.	16,800	53,613
	Integrated Service Technology, Inc.	25,345	46,594
	IntelliEPI, Inc.	9,000	16,804
	International CSRC Investment Holdings Co.	271,400	223,581
	International Games System Co., Ltd.	17,000	468,374
	Inventec Corp.	804,181	667,697
	Iron Force Industrial Co., Ltd.	18,000	47,606
	I-Sheng Electric Wire & Cable Co., Ltd.	50,000	74,680
	ITE Technology, Inc.	46,202	117,803
	ITEQ Corp.	72,628	346,702
	Jarllytec Co., Ltd.	29,000	71,361
	Jentech Precision Industrial Co., Ltd.	24,000	251,084
	Jess-Link Products Co., Ltd.	42,875	55,832
	Jih Lin Technology Co., Ltd.	24,000	56,594
	Jih Sun Financial Holdings Co., Ltd.	617,728	265,242
#	Jinan Acetate Chemical Co., Ltd.	4,400	18,820
	Jinli Group Holdings, Ltd.	81,159	23,856
	Jourdeness Group, Ltd.	16,000	46,768
*	K Laser Technology, Inc.	47,000	27,482
#	Kaimei Electronic Corp.	59,484	208,497
	Kaori Heat Treatment Co., Ltd.	18,983	37,647
	Kaulin Manufacturing Co., Ltd.	33,000	13,354

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	KEE TAI Properties Co., Ltd.	189,226	$66,176
	Kenda Rubber Industrial Co., Ltd.	218,236	248,946
	Kenmec Mechanical Engineering Co., Ltd.	37,000	30,839
#	Kerry TJ Logistics Co., Ltd.	82,000	120,497
	Kindom Development Co., Ltd.	147,000	167,860
	King Chou Marine Technology Co., Ltd.	33,660	38,270
	King Slide Works Co., Ltd.	19,050	203,238
	King Yuan Electronics Co., Ltd.	637,529	839,959
	King's Town Bank Co., Ltd.	334,000	452,012
*	King's Town Construction Co., Ltd.	49,348	61,599
	Kinik Co.	33,000	75,597
#*	Kinko Optical Co., Ltd.	43,000	52,979
#	Kinpo Electronics	315,028	133,405
	Kinsus Interconnect Technology Corp.	118,009	328,527
	KMC Kuei Meng International, Inc.	22,761	160,926
#	KNH Enterprise Co., Ltd.	45,000	49,131
#	KS Terminals, Inc.	45,760	86,218
	Kung Long Batteries Industrial Co., Ltd.	33,000	160,743
*	Kung Sing Engineering Corp.	231,277	76,386
	Kuo Toong International Co., Ltd.	45,625	35,856
	Kuoyang Construction Co., Ltd.	90,366	95,829
*	Kwong Fong Industries Corp.	50,442	19,392
	Kwong Lung Enterprise Co., Ltd.	41,000	56,482
	KYE Systems Corp.	80,426	29,474
	L&K Engineering Co., Ltd.	54,000	56,447
	La Kaffa International Co., Ltd.	7,000	29,965
*	LAN FA Textile	159,277	45,512
	Land Mark Optoelectronics Corp.	21,000	204,121
	Lanner Electronics, Inc.	35,813	85,220
#	Largan Precision Co., Ltd.	15,306	1,602,087
	Leader Electronics, Inc.	67,602	31,994
#*	Lealea Enterprise Co., Ltd.	150,981	60,765
	Ledlink Optics, Inc.	15,467	14,180
	LEE CHI Enterprises Co., Ltd.	103,000	46,081
	Lelon Electronics Corp.	32,694	79,190
	Lemtech Holdings Co., Ltd.	8,798	44,849
*	Leofoo Development Co., Ltd.	23,254	16,510
	Li Cheng Enterprise Co., Ltd.	38,337	34,220
*	Li Peng Enterprise Co., Ltd.	105,806	28,780
	Lian HWA Food Corp.	34,562	55,123
	Lida Holdings, Ltd.	31,320	38,009
	Lien Hwa Industrial Holdings Corp.	164,577	237,500
	Lifestyle Global Enterprise, Inc.	8,000	13,785
*	Lingsen Precision Industries, Ltd.	128,000	62,869
	Lite-On Technology Corp.	675,395	1,322,788
*	Long Bon International Co., Ltd.	61,180	30,413
	Long Da Construction & Development Corp.	54,000	27,542
#	Longchen Paper & Packaging Co., Ltd.	364,908	252,646
	Longwell Co.	18,000	33,172
	Lotes Co., Ltd.	32,509	601,166
	Lu Hai Holding Corp.	21,827	33,806
	Lucky Cement Corp.	112,000	43,347
	Lumax International Corp., Ltd.	43,492	100,972
	Lung Yen Life Service Corp.	43,000	77,509
	Macauto Industrial Co., Ltd.	30,000	97,501
#	Machvision, Inc.	17,676	164,143
	Macroblock, Inc.	15,367	51,946
	Macronix International	605,201	845,834
	Makalot Industrial Co., Ltd.	82,420	551,690

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Marketech International Corp.	31,000	$125,277
	Materials Analysis Technology, Inc.	23,160	78,743
	Mayer Steel Pipe Corp.	29,259	19,434
	MediaTek, Inc.	121,360	3,790,516
	Mega Financial Holding Co., Ltd.	946,669	950,790
	Meiloon Industrial Co.	35,650	36,928
	Mercuries & Associates Holding, Ltd.	216,720	153,002
#*	Mercuries Life Insurance Co., Ltd.	539,106	154,258
	Merida Industry Co., Ltd.	36,735	347,066
*	Microbio Co., Ltd.	24,492	48,521
	Micro-Star International Co., Ltd.	145,233	674,339
	Mildef Crete, Inc.	18,000	32,140
*	MIN AIK Technology Co., Ltd.	83,200	41,275
	Mirle Automation Corp.	68,805	100,946
	Mitac Holdings Corp.	325,125	337,282
	Mobiletron Electronics Co., Ltd.	35,440	83,336
	momo.com, Inc.	7,000	196,727
	MOSA Industrial Corp.	13,000	14,773
	MPI Corp.	19,000	72,683
	Nak Sealing Technologies Corp.	21,000	50,977
	Namchow Holdings Co., Ltd.	91,000	144,626
#	Nan Kang Rubber Tire Co., Ltd.	136,139	183,076
#	Nan Liu Enterprise Co., Ltd.	18,000	112,086
	Nan Ren Lake Leisure Amusement Co., Ltd.	52,000	18,697
	Nan Ya Plastics Corp.	410,674	962,271
	Nan Ya Printed Circuit Board Corp.	55,072	443,111
	Nang Kuang Pharmaceutical Co., Ltd.	21,000	28,022
	Nantex Industry Co., Ltd.	99,964	204,381
	Nanya Technology Corp.	263,000	747,987
	National Petroleum Co., Ltd.	37,000	68,002
	Netronix, Inc.	30,000	41,070
	New Best Wire Industrial Co., Ltd.	27,600	26,960
	New Era Electronics Co., Ltd.	33,000	23,463
	Nexcom International Co., Ltd.	44,000	39,305
	Nichidenbo Corp.	63,193	106,810
*	Nien Hsing Textile Co., Ltd.	78,110	43,531
	Nien Made Enterprise Co., Ltd.	45,000	592,384
	Nishoku Technology, Inc.	18,400	67,540
	Novatek Microelectronics Corp.	121,000	1,696,731
	Nuvoton Technology Corp.	34,794	53,450
	O-Bank Co., Ltd.	490,362	115,077
*	Ocean Plastics Co., Ltd.	66,000	76,186
*	Oneness Biotech Co., Ltd.	23,000	150,621
*	OptoTech Corp.	179,043	160,445
#	Orient Semiconductor Electronics, Ltd.	233,310	122,409
	Oriental Union Chemical Corp.	250,821	160,531
	O-TA Precision Industry Co., Ltd.	26,935	59,611
*	Pacific Construction Co.	143,000	46,784
	Pacific Hospital Supply Co., Ltd.	23,094	54,269
	Paiho Shih Holdings Corp.	45,675	43,335
	Pan Jit International, Inc.	99,300	178,556
#	Pan-International Industrial Corp.	259,514	382,476
	Panion & BF Biotech, Inc.	13,000	34,305
	Parade Technologies, Ltd.	12,400	531,678
*	Paragon Technologies Co., Ltd.	30,762	32,279
	PChome Online, Inc.	6,000	18,462
	PCL Technologies, Inc.	10,088	37,233
	P-Duke Technology Co., Ltd.	22,270	52,957
	Pegatron Corp.	498,037	1,393,630

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Pharmally International Holding Co., Ltd.	27,096	$41,076
#*	Phihong Technology Co., Ltd.	49,810	29,231
	Phison Electronics Corp.	42,000	564,500
	Phoenix Tours International, Inc.	16,916	17,860
	Pixart Imaging, Inc.	41,030	271,323
	Planet Technology Corp.	16,000	35,018
	Plastron Precision Co., Ltd.	59,628	26,728
	Plotech Co., Ltd.	29,000	28,603
	Polytronics Technology Corp.	28,268	100,109
	Posiflex Technology, Inc.	11,346	31,251
	Pou Chen Corp.	493,144	492,156
	Power Wind Health Industry, Inc.	15,840	76,962
	Powertech Technology, Inc.	282,400	979,183
	Poya International Co., Ltd.	12,873	265,991
	President Chain Store Corp.	110,000	1,048,128
	President Securities Corp.	320,070	227,965
	Primax Electronics, Ltd.	173,000	342,971
	Prince Housing & Development Corp.	455,087	174,578
*	Princeton Technology Corp.	105,000	59,468
	Pro Hawk Corp.	3,000	19,688
	Promate Electronic Co., Ltd.	75,000	92,567
	Prosperity Dielectrics Co., Ltd.	40,032	85,681
	Qisda Corp.	820,439	837,337
	QST International Corp.	21,000	51,082
	Qualipoly Chemical Corp.	52,198	57,021
	Quang Viet Enterprise Co., Ltd.	20,000	75,165
	Quanta Computer, Inc.	454,715	1,308,180
	Quanta Storage, Inc.	43,000	58,564
*	Quintain Steel Co., Ltd.	99,306	36,298
	Radiant Opto-Electronics Corp.	142,144	582,311
	Radium Life Tech Co., Ltd.	394,537	148,892
	Rafael Microelectronics, Inc.	10,000	48,989
	Realtek Semiconductor Corp.	69,268	1,114,284
	Rechi Precision Co., Ltd.	173,173	122,034
	Rexon Industrial Corp., Ltd.	35,000	91,484
	Rich Development Co., Ltd.	285,254	95,927
	RichWave Technology Corp.	13,100	262,113
*	Ritek Corp.	206,288	74,492
	Rodex Fasteners Corp.	25,000	27,292
*	Roo Hsing Co., Ltd.	200,000	68,446
	Ruentex Development Co., Ltd.	309,366	426,928
	Ruentex Industries, Ltd.	113,941	277,128
	Sampo Corp.	73,200	66,040
	San Fang Chemical Industry Co., Ltd.	76,992	53,914
	San Far Property, Ltd.	114,522	56,992
	San Shing Fastech Corp.	56,479	100,261
	Sanitar Co., Ltd.	24,000	27,302
	Sanyang Motor Co., Ltd.	174,684	196,102
#	SCI Pharmtech, Inc.	20,000	64,073
	Scientech Corp.	18,000	39,182
#	SDI Corp.	66,000	195,681
	Senao International Co., Ltd.	29,000	31,681
	Senao Networks, Inc.	9,000	32,409
	Sercomm Corp.	83,000	217,321
	Sesoda Corp.	75,519	58,591
	Shanghai Commercial & Savings Bank, Ltd. (The)	27,000	35,989
	Shan-Loong Transportation Co., Ltd.	48,000	53,359
*	Sharehope Medicine Co., Ltd.	33,512	37,701
	Sheng Yu Steel Co., Ltd.	53,000	37,779

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	ShenMao Technology, Inc.	35,435	$36,330
	Shih Her Technologies, Inc.	20,000	34,919
*	Shih Wei Navigation Co., Ltd.	144,446	50,496
	Shihlin Electric & Engineering Corp.	127,000	212,276
	Shin Foong Specialty & Applied Materials Co., Ltd.	3,000	14,505
	Shin Kong Financial Holding Co., Ltd.	1,801,996	517,126
	Shin Zu Shing Co., Ltd.	62,630	278,855
*	Shinih Enterprise Co., Ltd.	17,000	12,626
*	Shining Building Business Co., Ltd.	157,397	71,876
	Shinkong Insurance Co., Ltd.	124,000	161,693
	Shinkong Synthetic Fibers Corp.	495,191	222,187
	Shinkong Textile Co., Ltd.	45,800	65,346
	Shiny Chemical Industrial Co., Ltd.	33,734	120,203
*	Shuttle, Inc.	167,000	68,424
	Sigurd Microelectronics Corp.	224,538	389,608
	Silergy Corp.	7,000	652,734
#	Silicon Integrated Systems Corp.	190,179	105,241
	Simplo Technology Co., Ltd.	37,400	479,923
	Sinbon Electronics Co., Ltd.	57,917	517,500
	Sincere Navigation Corp.	137,240	85,985
	Single Well Industrial Corp.	17,000	18,055
	Sinher Technology, Inc.	29,000	52,581
	Sinmag Equipment Corp.	11,979	37,236
	Sino American Electronic Co., Ltd.	18,634	0
	Sino-American Silicon Products, Inc.	197,000	1,061,470
	Sinon Corp.	181,000	132,061
	SinoPac Financial Holdings Co., Ltd.	1,827,222	714,322
	Sinopower Semiconductor, Inc.	6,000	22,628
	Sinphar Pharmaceutical Co., Ltd.	10,960	10,406
	Sinyi Realty Co.	93,549	91,288
	Sirtec International Co., Ltd.	18,600	17,326
	Sitronix Technology Corp.	47,434	271,027
	Siward Crystal Technology Co., Ltd.	42,000	33,439
	Soft-World International Corp.	25,000	87,925
	Solar Applied Materials Technology Co.	188,339	292,631
	Solomon Technology Corp.	71,000	44,494
	Solteam, Inc.	30,300	73,505
	Sonix Technology Co., Ltd.	58,000	136,397
	Southeast Cement Co., Ltd.	137,000	83,990
	Spirox Corp.	21,000	21,774
	Sporton International, Inc.	18,892	174,121
	St Shine Optical Co., Ltd.	21,000	198,640
	Standard Chemical & Pharmaceutical Co., Ltd.	22,000	27,945
	Standard Foods Corp.	136,642	275,649
	Stark Technology, Inc.	21,200	50,282
*	Sun Yad Construction Co., Ltd.	50,000	20,847
	Sunko INK Co., Ltd.	52,000	18,663
	SunMax Biotechnology Co., Ltd.	5,000	14,846
	Sunny Friend Environmental Technology Co., Ltd.	32,000	248,254
	Sunonwealth Electric Machine Industry Co., Ltd.	66,000	122,992
	Sunplus Technology Co., Ltd.	121,000	108,308
#	Sunrex Technology Corp.	30,631	72,582
	Sunspring Metal Corp.	31,000	24,457
	Supreme Electronics Co., Ltd.	134,608	167,219
	Sweeten Real Estate Development Co., Ltd.	88,642	67,803
	Symtek Automation Asia Co., Ltd.	13,421	39,591
	Syncmold Enterprise Corp.	51,000	147,368
	Synnex Technology International Corp.	252,967	407,672
	Sysage Technology Co., Ltd.	48,457	74,707

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Systex Corp.	45,000	$134,727
	T3EX Global Holdings Corp.	28,772	39,066
	TA Chen Stainless Pipe	432,524	387,072
	Ta Liang Technology Co., Ltd.	27,000	42,529
#	Ta Ya Electric Wire & Cable	219,820	140,939
	Ta Yih Industrial Co., Ltd.	16,000	30,158
	Tah Hsin Industrial Corp.	19,600	48,886
	TA-I Technology Co., Ltd.	30,936	86,105
*	Tai Tung Communication Co., Ltd.	25,227	18,230
	Taichung Commercial Bank Co., Ltd.	1,454,076	552,503
	TaiDoc Technology Corp.	15,458	98,775
	Taiflex Scientific Co., Ltd.	62,540	115,542
	Taimide Tech, Inc.	35,117	59,010
	Tainan Enterprises Co., Ltd.	43,000	26,084
#	Tainan Spinning Co., Ltd.	395,568	177,699
	Tainet Communication System Corp.	7,188	12,801
	Taishin Financial Holding Co., Ltd.	2,358,297	1,051,354
	Taisun Enterprise Co., Ltd.	97,000	91,931
#	Taita Chemical Co., Ltd.	113,464	120,085
	Taiwan Business Bank	1,182,870	384,232
#	Taiwan Cement Corp.	1,248,303	1,786,740
*	Taiwan Chinsan Electronic Industrial Co., Ltd.	39,242	59,490
	Taiwan Cogeneration Corp.	127,077	164,066
	Taiwan Cooperative Financial Holding Co., Ltd.	1,272,182	869,824
	Taiwan Fertilizer Co., Ltd.	168,000	301,352
	Taiwan Fire & Marine Insurance Co., Ltd.	91,520	65,370
	Taiwan FU Hsing Industrial Co., Ltd.	63,000	97,904
*	Taiwan Glass Industry Corp.	359,442	204,151
	Taiwan High Speed Rail Corp.	408,000	420,839
	Taiwan Hon Chuan Enterprise Co., Ltd.	128,455	260,259
	Taiwan Hopax Chemicals Manufacturing Co., Ltd.	72,000	61,445
	Taiwan Kolin Co., Ltd.	292,000	0
*	Taiwan Land Development Corp.	335,217	82,480
	Taiwan Mask Corp.	35,000	48,370
	Taiwan Mobile Co., Ltd.	328,800	1,128,955
	Taiwan Navigation Co., Ltd.	55,000	35,125
	Taiwan Paiho, Ltd.	145,068	400,794
#	Taiwan PCB Techvest Co., Ltd.	158,733	254,171
	Taiwan Sakura Corp.	73,600	130,957
	Taiwan Sanyo Electric Co., Ltd.	23,800	28,834
	Taiwan Secom Co., Ltd.	108,795	335,538
	Taiwan Semiconductor Co., Ltd.	98,000	185,373
	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	370,400	45,011,008
	Taiwan Semiconductor Manufacturing Co., Ltd.	1,962,214	41,468,237
	Taiwan Shin Kong Security Co., Ltd.	111,251	145,522
	Taiwan Styrene Monomer	218,164	126,063
#	Taiwan Surface Mounting Technology Corp.	94,845	420,089
*	Taiwan TEA Corp.	283,648	167,109
	Taiwan Union Technology Corp.	84,000	328,925
	Taiyen Biotech Co., Ltd.	51,712	59,197
#*	Tatung Co., Ltd.	369,688	332,843
*	TBI Motion Technology Co., Ltd.	8,000	16,831
	TCI Co., Ltd.	34,153	246,182
	Te Chang Construction Co., Ltd.	37,247	39,414
	Teco Electric and Machinery Co., Ltd.	391,000	374,248
	Tehmag Foods Corp.	9,700	85,137
	Tera Autotech Corp.	22,701	18,325
	Test Research, Inc.	58,571	115,999
	Test-Rite International Co., Ltd.	102,568	87,801

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Thinking Electronic Industrial Co., Ltd.	28,000	$174,386
	Thye Ming Industrial Co., Ltd.	57,125	59,904
*	Ton Yi Industrial Corp.	494,300	179,824
	Tong Hsing Electronic Industries, Ltd.	13,882	103,523
	Tong Yang Industry Co., Ltd.	201,640	257,588
	Tong-Tai Machine & Tool Co., Ltd.	101,711	52,585
	TOPBI International Holdings, Ltd.	50,346	22,859
	Topco Scientific Co., Ltd.	59,249	250,169
	Topco Technologies Corp.	19,122	45,518
	Topkey Corp.	23,000	115,221
	Topoint Technology Co., Ltd.	73,386	69,736
	Toung Loong Textile Manufacturing	43,000	40,315
*	TPK Holding Co., Ltd.	162,000	245,466
	Trade-Van Information Services Co.	9,000	14,882
	Transcend Information, Inc.	47,890	105,293
	Tripod Technology Corp.	111,170	508,312
	Tsang Yow Industrial Co., Ltd.	30,000	29,366
	Tsann Kuen Enterprise Co., Ltd.	69,000	48,332
	TSC Auto ID Technology Co., Ltd.	15,070	101,000
	TSRC Corp.	165,452	118,046
	Ttet Union Corp.	19,000	86,460
	TTFB Co., Ltd.	5,000	39,377
	TTY Biopharm Co., Ltd.	80,000	174,779
	Tung Ho Steel Enterprise Corp.	397,654	445,293
	TURVO International Co., Ltd.	15,843	49,185
	TXC Corp.	103,204	307,134
	TYC Brother Industrial Co., Ltd.	118,091	96,393
*	Tycoons Group Enterprise	144,385	32,044
	Tyntek Corp.	67,922	43,923
	UDE Corp.	37,000	38,380
	Ultra Chip, Inc.	27,675	43,127
	U-Ming Marine Transport Corp.	160,000	178,288
	Unimicron Technology Corp.	386,312	1,188,976
#	Union Bank Of Taiwan	659,813	242,631
	Uni-President Enterprises Corp.	983,577	2,387,571
	Unitech Computer Co., Ltd.	50,000	45,121
#	Unitech Printed Circuit Board Corp.	225,498	160,122
	United Integrated Services Co., Ltd.	72,400	616,836
#	United Microelectronics Corp., Sponsored ADR	9,064	82,029
	United Microelectronics Corp.	1,662,081	2,978,056
	United Orthopedic Corp.	36,141	41,144
	United Radiant Technology	48,000	25,284
*	United Renewable Energy Co., Ltd.	769,848	323,049
	Unity Opto Technology Co., Ltd.	275,593	7,603
	Universal Cement Corp.	176,972	129,308
	Universal Microwave Technology, Inc.	13,102	32,636
	Universal Vision Biotechnology Co., Ltd.	7,000	56,834
#*	Unizyx Holding Corp.	90,118	113,828
	UPC Technology Corp.	193,532	102,377
	Userjoy Technology Co., Ltd.	9,890	32,298
	USI Corp.	334,332	239,601
*	Usun Technology Co., Ltd.	21,700	28,810
	Utechzone Co., Ltd.	23,000	44,149
	Vanguard International Semiconductor Corp.	194,000	770,177
	Ve Wong Corp.	34,000	42,992
	VHQ Media Holdings, Ltd.	21,000	26,510
*	Victory New Materials, Ltd. Co.	44,255	16,028
	Visual Photonics Epitaxy Co., Ltd.	53,757	201,022
	Vivotek, Inc.	10,352	31,216

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Voltronic Power Technology Corp.	17,017	$775,222
	Wafer Works Corp.	178,000	252,458
#*	Waffer Technology Corp.	56,000	41,373
	Wah Hong Industrial Corp.	43,694	49,634
	Wah Lee Industrial Corp.	74,000	198,230
	Walsin Lihwa Corp.	607,000	356,160
	Walsin Technology Corp.	101,345	795,690
*	Walton Advanced Engineering, Inc.	178,000	80,617
	Wan Hai Lines, Ltd.	200,000	304,697
	WAN HWA Enterprise Co.	12,813	5,374
	Wei Chuan Foods Corp.	118,000	84,606
	Wei Mon Industry Co., Ltd.	72,277	0
	Weikeng Industrial Co., Ltd.	165,725	107,261
	Well Shin Technology Co., Ltd.	46,160	83,333
	Win Semiconductors Corp.	48,141	706,753
	Winbond Electronics Corp.	930,474	875,720
	Winmate, Inc.	10,000	25,496
	Winstek Semiconductor Co., Ltd.	23,000	22,864
	Wintek Corp.	461,871	5,659
	Wisdom Marine Lines Co., Ltd.	144,501	123,249
	Wistron Corp.	1,153,017	1,284,764
	Wistron NeWeb Corp.	105,102	283,856
	Wiwynn Corp.	4,000	117,459
	Wonderful Hi-Tech Co., Ltd.	65,000	39,839
	Wowprime Corp.	43,000	174,932
	WPG Holdings, Ltd.	630,779	967,282
	WT Microelectronics Co., Ltd.	148,089	214,459
	WUS Printed Circuit Co., Ltd.	80,712	85,670
	XAC Automation Corp.	24,000	21,371
	Xxentria Technology Materials Corp.	60,211	123,520
	Yageo Corp.	47,317	965,971
*	Yang Ming Marine Transport Corp.	381,000	268,265
	YC INOX Co., Ltd.	117,767	104,989
	YCC Parts Manufacturing Co., Ltd.	23,000	33,013
*	Yea Shin International Development Co., Ltd.	67,708	40,140
	Yem Chio Co., Ltd.	201,123	100,688
	Yeong Guan Energy Technology Group Co., Ltd.	35,669	98,668
	YFC-Boneagle Electric Co., Ltd.	40,000	34,678
#	YFY, Inc.	644,891	538,447
	Yi Jinn Industrial Co., Ltd.	81,100	40,779
*	Yieh Phui Enterprise Co., Ltd.	425,268	171,962
	Yonyu Plastics Co., Ltd.	39,000	44,385
	Young Fast Optoelectronics Co., Ltd.	50,298	57,313
	Youngtek Electronics Corp.	33,257	72,831
	Yuanta Financial Holding Co., Ltd.	3,006,813	2,131,320
	Yuanta Futures Co., Ltd.	34,968	64,440
	Yuen Chang Stainless Steel Co., Ltd.	55,000	29,531
	Yulon Finance Corp.	90,640	323,007
*	Yulon Motor Co., Ltd.	171,914	250,243
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	18,362	45,931
	Yungshin Construction & Development Co., Ltd.	30,000	42,352
	YungShin Global Holding Corp.	75,000	115,213
	Zeng Hsing Industrial Co., Ltd.	19,837	99,442
	Zenitron Corp.	79,000	62,332
	Zero One Technology Co., Ltd.	28,000	37,619
	Zhen Ding Technology Holding, Ltd.	199,000	807,215
*	Zig Sheng Industrial Co., Ltd.	120,231	38,007
*	Zinwell Corp.	68,010	42,138
	Zippy Technology Corp.	54,000	62,058

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	ZongTai Real Estate Development Co., Ltd.	64,545	$87,503
TOTAL TAIWAN			268,969,321
THAILAND — (2.2%)
*	AAPICO Hitech PCL	84,120	55,649
	Advanced Info Service PCL	191,600	1,101,076
	Advanced Information Technology PCL, Class F	102,000	61,684
	AEON Thana Sinsap Thailand PCL	41,100	276,014
	After You PCL	87,400	29,201
	Airports of Thailand PCL	522,300	1,038,318
	AJ Plast PCL	60,300	37,675
	Allianz Ayudhya Capital PCL	16,500	18,192
	Amata Corp. PCL	368,700	209,419
	Ananda Development PCL	523,400	33,926
	AP Thailand PCL	759,802	184,048
*	Asia Aviation PCL	1,099,800	91,129
	Asia Plus Group Holdings PCL	1,413,700	102,969
	Asia Sermkij Leasing PCL	94,400	69,073
	Asian Insulators PCL	596,620	45,848
	B Grimm Power PCL	178,400	303,989
	Bangchak Corp. PCL	388,000	312,422
	Bangkok Airways PCL	376,400	84,259
*	Bangkok Aviation Fuel Services PCL	103,050	81,600
	Bangkok Bank PCL	9,800	37,163
	Bangkok Bank PCL	69,300	262,798
	Bangkok Expressway & Metro PCL	1,510,835	411,403
	Bangkok Insurance PCL	12,680	113,116
	Bangkok Land PCL	4,424,000	152,246
*	Bangkok Life Assurance PCL	198,540	155,887
*	Bangkok Ranch PCL	559,700	41,889
	Banpu PCL	1,428,900	496,511
	Banpu Power PCL	148,300	84,729
	BCPG PCL	45,500	22,955
*	BEC World PCL	394,700	104,181
	Berli Jucker PCL	235,600	261,734
*	Better World Green PCL	1,839,200	31,954
	BTS Group Holdings PCL	665,700	210,186
	Cal-Comp Electronics Thailand PCL, Class F	1,659,744	130,872
	Carabao Group PCL, Class F	47,000	228,483
	Central Pattana PCL	418,600	685,312
*	Central Plaza Hotel PCL	203,300	167,775
*	Central Retail Corp. PCL	284,966	292,774
*	CH Karnchang PCL	308,672	158,822
	Charoen Pokphand Foods PCL	945,093	860,467
	CIMB Thai Bank PCL	332,100	6,768
	Com7 PCL, Class F	139,800	202,016
	Communication & System Solution PCL	227,000	19,113
*	Country Group Development PCL	1,320,000	26,462
*	Country Group Holdings PCL	407,500	9,394
*	CP ALL PCL	974,700	1,864,403
	Delta Electronics Thailand PCL	28,900	509,830
	Demco PCL	129,500	14,624
	Dhipaya Insurance PCL	214,400	195,202
	Do Day Dream PCL	38,200	24,122
	Dynasty Ceramic PCL	1,772,400	137,386
	Eastern Polymer Group PCL, Class F	261,800	74,788
	Eastern Power Group PCL	147,400	24,624
	Eastern Water Resources Development and Management PCL, Class F	243,900	74,563
*	Ekachai Medical Care PCL	76,900	12,975

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Electricity Generating PCL	40,300	$240,346
	Energy Absolute PCL	260,800	566,388
	Erawan Group PCL (The)	613,400	72,141
	Forth Corp. PCL	74,800	15,370
	Forth Smart Service PCL	184,100	42,442
	GFPT PCL	174,900	74,799
	Global Green Chemicals PCL, Class F	109,500	35,671
	Global Power Synergy PCL, Class F	125,968	329,335
*	Group Lease PCL	135,800	5,445
	Gunkul Engineering PCL	1,667,400	143,732
	Haad Thip PCL	36,800	42,726
	Hana Microelectronics PCL	128,701	231,129
	Home Product Center PCL	1,219,627	558,266
*	ICC International PCL	27,800	27,633
	Ichitan Group PCL	172,600	69,201
	Indorama Ventures PCL	366,500	428,583
*	Interlink Communication PCL	87,450	13,849
	Intouch Holdings PCL, Class F	144,100	269,616
	IRPC PCL	2,048,500	232,706
*	Italian-Thai Development PCL	1,795,266	62,381
	Jasmine International PCL	1,948,100	196,567
	JMT Network Services PCL, Class F	82,500	101,988
	Jubilee Enterprise PCL	20,400	16,426
	Kang Yong Electric PCL	300	3,628
	Karmarts PCL	291,400	40,307
	Kasikornbank PCL	20,400	86,562
	Kasikornbank PCL	167,800	712,015
	KCE Electronics PCL	175,700	322,870
	KGI Securities Thailand PCL	751,400	104,438
	Khon Kaen Sugar Industry PCL	682,204	62,910
	Kiatnakin Phatra Bank PCL	106,800	198,042
	Krung Thai Bank PCL	337,550	130,825
	Krungthai Card PCL	153,700	333,796
	Lalin Property PCL	98,300	25,125
	Lam Soon Thailand PCL	132,400	20,880
	Land & Houses PCL	1,161,800	302,774
	Land & Houses PCL	518,520	135,131
	Lanna Resources PCL	133,700	33,056
	LH Financial Group PCL	2,249,100	77,400
*	Loxley PCL	948,770	58,961
	LPN Development PCL	353,800	56,504
	MBK PCL	426,500	172,424
	MCS Steel PCL	184,500	91,233
	Mega Lifesciences PCL	150,500	203,650
	Millcon Steel PCL	547,600	16,466
*	Minor International PCL	723,771	599,717
	MK Restaurants Group PCL	101,900	170,231
*	Mono Next P.C.L., Class F	450,800	33,437
*	Muangthai Capital PCL	153,400	336,988
	Namyong Terminal PCL	417,600	49,113
*	Nava Nakorn PCL	278,000	22,106
*	Nawarat Patanakarn PCL	509,200	9,868
	Netbay PCL	57,700	47,810
	Noble Development PCL	210,300	49,887
*	Nusasiri PCL	500,000	4,678
	Origin Property PCL, Class F	513,950	128,788
	Osotspa PCL	40,200	48,017
	PCS Machine Group Holding PCL	188,600	28,860
	Plan B Media Pcl, Class F	701,600	147,681

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Platinum Group PCL (The), Class F	248,500	$21,255
	Polyplex Thailand PCL	187,100	146,904
	Power Solution Technologies PCL, Class F	943,200	55,464
*	Precious Shipping PCL	159,050	38,261
	Premier Marketing PCL	152,600	44,103
	Prima Marine PCL	337,700	84,622
	Property Perfect PCL	2,760,900	35,976
	Pruksa Holding PCL	371,100	152,507
	PTG Energy PCL	391,800	225,157
	PTT Exploration & Production PCL	495,486	1,713,425
	PTT Global Chemical PCL	277,356	546,743
	PTT PCL	1,671,600	2,108,349
	Pylon PCL	216,200	27,738
	Quality Houses PCL	2,594,613	202,853
*	Raimon Land PCL	1,149,900	23,436
	Rajthanee Hospital PCL	76,600	62,959
	Ratch Group PCL	33,600	55,570
	Ratch Group PCL	112,700	186,390
	Ratchthani Leasing PCL	1,175,343	156,294
*	Regional Container Lines PCL	392,500	241,296
	Rojana Industrial Park PCL	398,232	56,681
	RS PCL	154,800	118,958
	S 11 Group PCL	82,400	19,960
	Sabina PCL	66,500	43,326
	Saha Pathana Inter-Holding PCL	18,700	39,674
*	Sahakol Equipment PCL	579,600	39,892
	Sahamitr Pressure Container PCL	114,700	41,772
	Samart Corp. PCL	156,000	33,618
	Samart Telcoms PCL	184,800	33,033
	Sansiri PCL	5,059,133	141,987
	Sappe PCL	33,600	23,687
	SC Asset Corp. PCL	1,139,696	103,574
	SEAFCO PCL	369,980	55,380
	Sena Development PCL	519,350	60,038
	Sermsang Power Corp. Co., Ltd.	198,800	96,976
	Siam Cement PCL (The)	93,300	1,178,329
	Siam City Cement PCL	28,543	129,698
	Siam Commercial Bank PCL (The)	153,400	483,059
	Siam Future Development PCL	471,540	73,417
	Siam Global House PCL	460,736	320,191
	Siamgas & Petrochemicals PCL	426,100	150,907
	Singha Estate PCL	1,017,100	55,052
	Sino-Thai Engineering & Construction PCL	417,500	164,601
	SNC Former PCL	110,400	45,370
	Somboon Advance Technology PCL	197,550	107,587
	SPCG PCL	268,300	174,803
	Sri Trang Agro-Industry PCL	193,600	194,053
	Srisawad Corp. PCL	215,689	482,832
*	Srithai Superware PCL	898,400	18,610
	Srivichai Vejvivat PCL	184,900	44,789
	Star Petroleum Refining PCL	662,900	197,120
	STP & I PCL	563,480	67,023
	Supalai PCL	754,125	503,926
*	Super Energy Corp. PCL	5,585,700	182,893
	Susco PCL	413,400	40,332
	SVI PCL	111,300	19,523
	Syntec Construction PCL	574,800	27,655
	Taokaenoi Food & Marketing PCL, Class F	176,600	62,545
	Thai Agro Energy PCL	326,600	25,098

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Thai Oil PCL	221,800	$403,879
	Thai President Foods PCL, Class F	4,100	26,233
	Thai Reinsurance P.C.L.	1,003,700	50,973
	Thai Solar Energy PCL, Class F	373,632	30,460
	Thai Stanley Electric PCL	3,900	23,324
	Thai Stanley Electric PCL, Class F	11,300	67,581
	Thai Union Group PCL, Class F	958,632	442,002
	Thai Vegetable Oil PCL	218,100	238,649
	Thai Wah PCL, Class F	179,500	28,427
	Thaicom PCL	322,800	103,538
	Thaifoods Group PCL	485,500	86,783
	Thanachart Capital PCL	77,800	83,831
	Thitikorn PCL	153,300	40,720
	Thoresen Thai Agencies PCL	622,156	117,447
	Tipco Asphalt PCL	193,900	128,921
	TIPCO Foods PCL	117,300	29,786
	Tisco Financial Group PCL	82,300	253,664
	TKS Technologies PCL	64,300	14,287
	TMB Bank PCL	5,548,892	203,935
*	TMT Steel PCL	189,600	43,710
	TOA Paint Thailand PCL	133,100	142,305
	Total Access Communication PCL	256,000	277,982
	TPC Power Holdings Co., Ltd.	128,300	50,154
	TPI Polene PCL	2,702,000	148,055
	TPI Polene Power PCL	922,600	134,398
	TQM Corp. PCL	24,800	99,432
	True Corp. PCL	5,858,020	626,317
*	TTCL PCL	98,900	19,661
	TTW PCL	494,800	201,689
*	U City PCL, Class F	1,119,200	50,482
	Union Auction PCL	87,100	31,720
	Unique Engineering & Construction PCL	402,450	61,047
	United Paper PCL	148,400	98,173
	Univanich Palm Oil PCL	84,700	15,140
	Univentures PCL	283,600	33,543
*	Vanachai Group PCL	350,320	38,391
	VGI PCL	415,000	92,900
	Vinythai PCL	173,000	179,185
	WHA Corp. PCL	977,300	98,612
	WHA Utilities and Power PCL	458,900	62,250
	Workpoint Entertainment PCL	123,460	70,949
TOTAL THAILAND			37,624,742
TURKEY — (0.8%)
*	Afyon Cimento Sanayi TAS	28,558	20,499
*	Akbank T.A.S.	642,440	555,926
	Akcansa Cimento A.S.	5,535	13,960
	Aksa Akrilik Kimya Sanayii A.S.	86,402	172,303
*	Aksa Enerji Uretim A.S.	53,560	72,199
	Aksigorta A.S.	59,107	76,424
	Alarko Holding A.S.	28,066	37,776
*	Albaraka Turk Katilim Bankasi A.S.	336,049	96,209
	Alkim Alkali Kimya A.S.	17,516	43,778
	Anadolu Anonim Turk Sigorta Sirketi	121,131	139,061
	Anadolu Hayat Emeklilik A.S.	43,484	61,587
*	Arcelik A.S.	70,495	317,140
	AvivaSA Emeklilik ve Hayat A.S., Class A	15,566	41,206
	Aygaz A.S.	14,931	37,003
*	Bagfas Bandirma Gubre Fabrikalari A.S.	10,645	40,403

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
*	Bera Holding A.S.	149,346	$417,433
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S.	66,474	37,388
	BIM Birlesik Magazalar A.S.	78,590	773,429
*	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	19,139	83,225
	Borusan Yatirim ve Pazarlama A.S.	1,351	84,198
	Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S.	8,349	27,559
*	Bursa Cimento Fabrikasi A.S.	23,565	38,097
*	Cimsa Cimento Sanayi VE Ticaret A.S.	17,262	52,086
*	Coca-Cola Icecek A.S.	29,473	297,253
	Deva Holding A.S.	14,907	57,396
	Dogan Sirketler Grubu Holding A.S.	721,874	382,481
	EGE Endustri VE Ticaret A.S.	337	77,187
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	66,633	72,708
	Enerjisa Enerji A.S.	50,735	81,845
	Enka Insaat ve Sanayi A.S.	181,838	193,122
	Eregli Demir ve Celik Fabrikalari TAS	378,140	738,901
*	Fenerbahce Futbol A.S.	20,253	105,255
	Ford Otomotiv Sanayi A.S.	17,000	333,183
*	Global Yatirim Holding A.S.	49,586	36,941
*	Goodyear Lastikleri TAS	36,437	40,819
*	Gozde Girisim Sermayesi Yatirim Ortakligi A.S.	84,526	76,951
	GSD Holding A.S.	76,942	24,256
*	Gubre Fabrikalari TAS	10,155	100,298
*	Hektas Ticaret TAS	34,257	126,292
*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A.S.	55,622	95,991
*	Is Finansal Kiralama A.S.	32,181	16,422
	Is Yatirim Menkul Degerler A.S., Class A	58,271	140,877
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class A	56,910	44,505
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class D	268,187	244,166
	Kartonsan Karton Sanayi ve Ticaret A.S.	10,082	104,572
*	Kerevitas Gida Sanayi ve Ticaret A.S.	55,852	48,246
	KOC Holding A.S.	68,085	186,443
	Kordsa Teknik Tekstil A.S.	40,281	117,308
*	Koza Altin Isletmeleri A.S.	14,464	226,971
*	Koza Anadolu Metal Madencilik Isletmeleri A.S.	110,293	231,880
*	Logo Yazilim Sanayi Ve Ticaret A.S.	6,664	126,192
*	Mavi Giyim Sanayi Ve Ticaret AS, Class B	4,880	35,240
*	Netas Telekomunikasyon A.S.	5,105	20,488
	Nuh Cimento Sanayi A.S.	29,066	195,927
*	Pegasus Hava Tasimaciligi A.S.	15,076	144,653
#*	Petkim Petrokimya Holding A.S.	551,699	377,161
	Polisan Holding A.S.	30,016	16,169
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	101,431	131,482
*	Sekerbank Turk A.S.	325,025	64,549
	Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	27,725	48,220
	Tat Gida Sanayi A.S.	24,980	36,950
#	TAV Havalimanlari Holding A.S.	58,027	168,759
	Tekfen Holding A.S.	52,240	128,284
	Tofas Turk Otomobil Fabrikasi A.S.	31,448	154,875
#*	Turcas Petrol A.S.	47,135	34,000
*	Turk Hava Yollari AO	263,331	434,426
	Turk Telekomunikasyon A.S.	149,160	160,719
	Turk Traktor ve Ziraat Makineleri A.S.	4,170	100,007
	Turkcell Iletisim Hizmetleri A.S.	308,360	675,260
*	Turkiye Garanti Bankasi A.S.	649,866	823,200
#*	Turkiye Halk Bankasi A.S.	182,577	131,007
*	Turkiye Petrol Rafinerileri A.S.	11,486	155,276
*	Turkiye Sinai Kalkinma Bankasi A.S.	557,282	137,640
	Turkiye Sise ve Cam Fabrikalari A.S.	745,734	734,584

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
*	Turkiye Vakiflar Bankasi TAO, Class D	279,062	$164,220
*	Ulker Biskuvi Sanayi A.S.	68,580	211,389
*	Vestel Elektronik Sanayi ve Ticaret A.S.	29,843	106,507
*	Yapi ve Kredi Bankasi A.S.	787,096	306,174
	Yatas Yatak ve Yorgan Sanayi ve Ticaret A.S.	45,100	95,057
TOTAL TURKEY			13,359,573
UNITED ARAB EMIRATES — (0.3%)
	Abu Dhabi Commercial Bank PJSC	345,725	604,339
	Abu Dhabi Islamic Bank PJSC	199,197	271,173
	Agthia Group PJSC	26,970	38,838
	Air Arabia PJSC	631,668	218,772
*	Ajman Bank PJSC	115,485	24,219
	Aldar Properties PJSC	557,060	529,526
*	Amlak Finance PJSC	254,913	17,406
*	Arabtec Holding PJSC	166,414	18,009
	Aramex PJSC	151,340	180,935
*	DAMAC Properties Dubai Co. PJSC	475,662	177,261
	Dana Gas PJSC	205,722	38,049
*	Deyaar Development PJSC	414,437	32,957
	Dubai Financial Market PJSC	354,131	118,229
	Dubai Investments PJSC	306,417	137,645
	Dubai Islamic Bank PJSC	262,141	358,027
*	DXB Entertainments PJSC	715,745	16,081
*	Emaar Development PJSC	71,707	57,218
*	Emaar Malls PJSC	270,043	132,733
*	Emaar Properties PJSC	471,158	486,213
	Emirates Telecommunications Group Co. PJSC	157,753	851,981
*	Eshraq Investments PJSC	127,528	10,901
	First Abu Dhabi Bank PJSC	329,344	1,343,495
*	Gulf Navigation Holding PJSC	188,362	19,719
*	Manazel Real Estate PJSC	210,172	20,873
	National Central Cooling Co. PJSC	36,730	27,620
	RAK Properties PJSC	115,009	18,099
	Ras Al Khaimah Ceramics	81,867	37,195
TOTAL UNITED ARAB EMIRATES			5,787,513
UNITED KINGDOM — (0.0%)
*	Bytes Technology Group P.L.C.	46,059	225,347
UNITED STATES — (0.0%)
*	Textainer Group Holdings, Ltd.	653	11,584
TOTAL COMMON STOCKS			1,700,879,900
PREFERRED STOCKS — (0.9%)
BRAZIL — (0.9%)
	AES Tiete Energia SA	486	299
	Alpargatas SA	22,200	157,592
	Banco ABC Brasil SA	39,525	109,154
	Banco do Estado do Rio Grande do Sul SA, Class B	62,273	153,309
	Banco Pan SA	9,052	15,535
	Centrais Eletricas Brasileiras SA, Class B	38,400	201,706
	Centrais Eletricas Santa Catarina	7,850	74,606
	Cia de Saneamento do Parana	468,136	368,766
	Cia de Transmissao de Energia Eletrica Paulista	39,603	190,726
	Cia Energetica de Minas Gerais	238,242	596,540
	Cia Energetica de Sao Paulo, Class B	63,911	341,667

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»

BRAZIL — (Continued)
	Cia Energetica do Ceara, Class A	4,882	$49,334
	Cia Ferro Ligas da Bahia - FERBASA	25,100	97,576
	Cia Paranaense de Energia	22,926	273,533
	Eucatex SA Industria e Comercio	23,400	30,237
	Gerdau SA	166,600	707,945
	Grazziotin SA	3,000	19,218
	Itau Unibanco Holding SA	351,100	1,818,579
	Lojas Americanas SA	122,852	540,905
	Marcopolo SA	260,737	138,675
	Petroleo Brasileiro SA	1,577,849	7,696,895
	Randon SA Implementos e Participacoes	72,226	183,621
	Schulz SA	14,600	35,757
	Unipar Carbocloro SA	30,054	274,646
	Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A	158,716	382,910
TOTAL BRAZIL			14,459,731
CHILE — (0.0%)
	Coca-Cola Embonor SA, Class B	76,479	106,142
	Embotelladora Andina SA, Class B	88,133	223,160
TOTAL CHILE			329,302
COLOMBIA — (0.0%)
	Banco Davivienda SA	14,239	134,451
	Bancolombia SA	2,446	21,602
	Grupo Argos SA	11,723	33,832
	Grupo Aval Acciones y Valores SA	538,218	174,630
	Grupo de Inversiones Suramericana SA	9,589	55,078
TOTAL COLOMBIA			419,593
SOUTH KOREA — (0.0%)
	AMOREPACIFIC Group	235	8,663
TOTAL PREFERRED STOCKS			15,217,289
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*	Banco ABC Brasil SA Rights 02/05/21	945	525
*	Lojas Americanas SA Rights 02/04/21	333	209
*	Lojas Americanas SA Rights 02/04/21	1,157	973
TOTAL BRAZIL			1,707
CHINA — (0.0%)
*	Legend Holdings Corp. Rights 05/23/19	7,100	0
INDIA — (0.0%)
*	L&T Finance Holdings, Ltd. Rights 02/15/21	70,187	19,961
INDONESIA — (0.0%)
*	Citra Marga Nusaphala Persada Tbk PT Warrants 11/14/25	313,903	7,160
MALAYSIA — (0.0%)
*	JAKS Resources Bhd 11/18/25	97,440	9,521
*	Scientex BHD Warrants 01/14/26	26,820	5,971
TOTAL MALAYSIA			15,492

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»

SOUTH KOREA — (0.0%)
*	Feelux Co., Ltd. Rights 2/25/21	4,729	$2,812
*	Hanwha Solutions Corp. Rights 02/25/21	4,354	19,072
*	Iljin Display Co., Ltd. Rights 2/15/21	501	582
*	Korean Air Lines Co., Ltd. Rights 03/05/21	32,053	275,084
TOTAL SOUTH KOREA			297,550
TAIWAN — (0.0%)
*	Makalot Industrial Co., Ltd. Rights 1/25/21	6,186	11,486
*	Supreme Electronics Co., Ltd. Rights 10/28/20	13,336	0
TOTAL TAIWAN			11,486
THAILAND — (0.0%)
*	MBK PCL Warrants 11/15/23	17,060	5,215
*	Noble W2 Warrants 01/05/22	17,525	0
*	Srisawad Corp. P.C.L. Warrants 8/29/25	8,627	4,872
TOTAL THAILAND			10,087
TOTAL RIGHTS/WARRANTS			363,443
TOTAL INVESTMENT SECURITIES (Cost $1,156,497,696)			1,716,460,632

			Value†
SECURITIES LENDING COLLATERAL — (1.6%)
@§	The DFA Short Term Investment Fund	2,398,633	27,754,578
TOTAL INVESTMENTS — (100.0%)
(Cost $1,184,247,890)^^			$1,744,215,210
As of January 31, 2021, Emerging Markets Social Core Equity Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	185	03/19/21	$35,133,198	$34,273,100	$(860,098)
Total Futures Contracts			$35,133,198	$34,273,100	$(860,098)
Summary of the Portfolio's investments as of January 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$70,479,028	—	—	$70,479,028
Chile	3,880,261	$6,759,764	—	10,640,025
China	129,237,910	484,658,187	—	613,896,097
Colombia	3,946,800	—	—	3,946,800
Czech Republic	—	2,029,106	—	2,029,106
Egypt	50,662	1,055,578	—	1,106,240
Greece	4,381	3,988,265	—	3,992,646
Hong Kong	555,054	5,622,925	—	6,177,979
Hungary	—	4,073,057	—	4,073,057

Emerging Markets Social Core Equity Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
India	$4,928,673	$160,969,769	—	$165,898,442
Indonesia	1,751,295	25,693,526	—	27,444,821
Malaysia	—	27,219,349	—	27,219,349
Mexico	35,945,475	339	—	35,945,814
Peru	2,028,449	—	—	2,028,449
Philippines	290,948	13,649,638	—	13,940,586
Poland	—	15,057,558	—	15,057,558
Qatar	—	7,642,683	—	7,642,683
Russia	4,497,952	13,494,333	—	17,992,285
Saudi Arabia	45,980	28,445,837	—	28,491,817
South Africa	9,062,069	59,717,915	—	68,779,984
South Korea	4,836,196	243,282,858	—	248,119,054
Taiwan	48,896,882	220,072,439	—	268,969,321
Thailand	37,619,297	5,445	—	37,624,742
Turkey	—	13,359,573	—	13,359,573
United Arab Emirates	—	5,787,513	—	5,787,513
United Kingdom	225,347	—	—	225,347
United States	—	11,584	—	11,584
Preferred Stocks
Brazil	14,459,731	—	—	14,459,731
Chile	—	329,302	—	329,302
Colombia	419,593	—	—	419,593
South Korea	—	8,663	—	8,663
Rights/Warrants
Brazil	—	1,707	—	1,707
India	—	19,961	—	19,961
Indonesia	—	7,160	—	7,160
Malaysia	—	15,492	—	15,492
South Korea	—	297,550	—	297,550
Taiwan	—	11,486	—	11,486
Thailand	—	10,087	—	10,087
Securities Lending Collateral	—	27,754,578	—	27,754,578
Futures Contracts**	(860,098)	—	—	(860,098)
TOTAL	$372,301,885	$1,371,053,227	—	$1,743,355,112
** Valued at the unrealized appreciation/(depreciation) on the investment.

Tax-Managed U.S. Marketwide Value Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2021
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Tax-Managed U.S. Marketwide Value Series of The DFA Investment Trust Company	$4,924,185,475
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$4,924,185,475
Summary of the Portfolio's Master Fund's investments as of January 31, 2021, based on their valuation inputs, is located within this report (see Security Valuation Note).

Tax-Managed U.S. Equity Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2021
(Unaudited)

		Shares	Value†
COMMON STOCKS — (99.4%)
COMMUNICATION SERVICES — (10.3%)
	Activision Blizzard, Inc.	106,617	$9,702,147
*	Alphabet, Inc., Class A	41,538	75,904,880
*	Alphabet, Inc., Class C	41,510	76,201,567
*	Altice USA, Inc., Class A	21,272	756,645
*	AMC Networks, Inc., Class A	5,281	260,987
#*	ANGI Homeservices, Inc., Class A	7,188	100,488
	AT&T, Inc.	865,875	24,790,001
	ATN International, Inc.	1,149	49,614
*	Boingo Wireless, Inc.	5,200	60,008
	Cable One, Inc.	700	1,400,000
*	Cargurus, Inc.	3,438	100,562
*	Cars.com, Inc.	7,636	88,654
#*	Charter Communications, Inc., Class A	19,870	12,072,217
*	Cincinnati Bell, Inc.	4,320	65,837
#	Cinemark Holdings, Inc.	5,500	111,320
	Cogent Communications Holdings, Inc.	7,093	403,946
	Comcast Corp., Class A	630,207	31,239,361
*	comScore, Inc.	3,105	9,905
#*	Discovery, Inc., Class A	22,018	911,986
*	Discovery, Inc., Class C	35,613	1,247,523
*	DISH Network Corp., Class A	27,910	809,948
	Electronic Arts, Inc.	40,040	5,733,728
	Entercom Communications Corp., Class A	15,728	73,135
	EW Scripps Co. (The), Class A	5,927	87,779
*	Facebook, Inc., Class A	332,377	85,862,950
	Fox Corp., Class A	47,145	1,469,981
*	Fox Corp., Class B	23,405	699,575
#*	Gannett Co., Inc.	12,726	57,012
*	Glu Mobile, Inc.	13,614	119,939
*	Gray Television, Inc.	4,850	82,693
*	IAC/InterActiveCorp	11,168	2,344,722
*	IDT Corp., Class B	1,800	25,254
	Interpublic Group of Cos., Inc. (The)	50,008	1,203,693
*	Iridium Communications, Inc.	10,799	532,067
	John Wiley & Sons, Inc., Class A	5,192	236,807
*	Liberty Broadband Corp., Class A	3,994	579,809
*	Liberty Broadband Corp., Class C	22,969	3,354,622
*	Liberty Latin America, Ltd., Class A	2,900	29,261
*	Liberty Latin America, Ltd., Class C	19,714	194,971
#*	Liberty Media Corp.-Liberty Braves, Class A	1,077	29,467
*	Liberty Media Corp.-Liberty Braves, Class B	20	722
*	Liberty Media Corp.-Liberty Braves, Class C	2,265	60,657
#*	Liberty Media Corp.-Liberty Formula One, Class A	2,694	97,658
*	Liberty Media Corp.-Liberty Formula One, Class C	26,428	1,063,198
*	Liberty Media Corp.-Liberty SiriusXM, Class A	11,862	479,462
#*	Liberty Media Corp.-Liberty SiriusXM, Class B	200	8,434
*	Liberty Media Corp.-Liberty SiriusXM, Class C	25,318	1,026,898
#*	Lions Gate Entertainment Corp., Class A	7,250	101,428
*	Lions Gate Entertainment Corp., Class B	12,760	157,714
*	Live Nation Entertainment, Inc.	21,437	1,424,489
	Lumen Technologies, Inc.	113,121	1,400,438
*	Madison Square Garden Entertainment Corp.	2,310	205,013
#	Marcus Corp. (The)	2,400	42,240
*	Match Group, Inc.	32,193	4,502,513

Tax-Managed U.S. Equity Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
#	Meredith Corp.	4,576	$100,352
#*	MSG Networks, Inc., Class A	5,700	98,439
	National CineMedia, Inc.	6,419	26,735
*	Netflix, Inc.	60,917	32,431,602
	New York Times Co. (The), Class A	18,633	924,010
	News Corp., Class A	52,850	1,025,290
	News Corp., Class B	16,856	318,241
	Nexstar Media Group, Inc., Class A	4,328	491,964
	Omnicom Group, Inc.	27,235	1,698,919
*	ORBCOMM, Inc.	7,396	55,396
*	Roku, Inc.	9,914	3,856,843
	Saga Communications, Inc., Class A	558	12,555
	Scholastic Corp.	2,600	67,002
	Shenandoah Telecommunications Co.	7,800	303,186
#	Sirius XM Holdings, Inc.	159,411	997,913
#*	Snap, Inc., Class A	85,099	4,505,141
	Spok Holdings, Inc.	2,839	31,570
*	Spotify Technology SA	1,300	409,500
*	Take-Two Interactive Software, Inc.	15,957	3,198,581
	TEGNA, Inc.	23,899	383,101
	Telephone and Data Systems, Inc.	11,002	206,288
*	T-Mobile US, Inc.	60,346	7,608,424
*	TripAdvisor, Inc.	11,154	345,439
*	TrueCar, Inc.	4,430	19,846
*	Twitter, Inc.	91,965	4,646,991
*	United States Cellular Corp.	1,000	31,180
	Verizon Communications, Inc.	571,822	31,307,255
	ViacomCBS, Inc., Class A	5,128	249,528
	ViacomCBS, Inc., Class B	65,462	3,174,907
*	Vonage Holdings Corp.	25,192	314,396
*	Walt Disney Co. (The)	249,816	42,011,557
	World Wrestling Entertainment, Inc., Class A	5,200	292,916
*	Zedge, Inc., Class B	68	494
*	Zillow Group, Inc., Class A	7,369	1,022,228
#*	Zillow Group, Inc., Class C	18,207	2,375,285
*	Zynga, Inc., Class A	117,300	1,162,443
TOTAL COMMUNICATION SERVICES			495,281,442
CONSUMER DISCRETIONARY — (13.1%)
#*	1-800-Flowers.com, Inc., Class A	3,914	120,277
*	Aaron's Co., Inc. (The)	4,542	76,941
	Abercrombie & Fitch Co., Class A	7,125	164,374
	Acushnet Holdings Corp.	2,786	113,725
*	Adient P.L.C.	11,297	364,780
*	Adtalem Global Education, Inc.	7,146	275,764
	Advance Auto Parts, Inc.	8,938	1,333,013
*	Amazon.com, Inc.	60,985	195,530,107
*	American Axle & Manufacturing Holdings, Inc.	12,936	113,966
#	American Eagle Outfitters, Inc.	21,200	481,028
*	American Outdoor Brands, Inc.	1,366	25,927
*	America's Car-Mart, Inc.	1,100	130,658
	Aptiv P.L.C.	35,433	4,733,849
	Aramark	27,135	930,459
*	Asbury Automotive Group, Inc.	2,900	413,569
	Autoliv, Inc.	10,143	899,786
*	AutoNation, Inc.	6,833	487,056
*	AutoZone, Inc.	3,299	3,689,503
	Bassett Furniture Industries, Inc.	306	5,930
*	BBQ Holdings, Inc.	574	3,731

Tax-Managed U.S. Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Beazer Homes USA, Inc.	779	$12,947
	Bed Bath & Beyond, Inc.	13,843	489,073
	Best Buy Co., Inc.	32,206	3,504,657
	Big Lots, Inc.	5,098	304,249
*	Biglari Holdings, Inc., Class B	7	803
*	BJ's Restaurants, Inc.	2,198	102,735
*	Booking Holdings, Inc.	5,203	10,116,349
*	Boot Barn Holdings, Inc.	3,837	219,630
	BorgWarner, Inc.	24,622	1,033,878
	Boyd Gaming Corp.	5,900	266,444
*	Bright Horizons Family Solutions, Inc.	8,347	1,268,494
	Brinker International, Inc.	6,176	363,643
	Brunswick Corp.	10,923	944,403
#	Buckle, Inc. (The)	3,112	122,364
*	Burlington Stores, Inc.	9,600	2,389,440
*	Caesars Entertainment, Inc.	6,704	471,895
	Caleres, Inc.	5,187	78,376
	Callaway Golf Co.	13,384	373,280
*	Capri Holdings, Ltd.	16,100	670,726
*	CarMax, Inc.	23,538	2,772,306
	Carnival Corp.	59,462	1,110,156
	Carriage Services, Inc.	2,167	71,771
#*	Carrols Restaurant Group, Inc.	4,167	25,585
#	Carter's, Inc.	5,600	493,024
*	Carvana Co.	6,608	1,725,944
	Cato Corp. (The), Class A	2,418	27,493
*	Cavco Industries, Inc.	1,157	218,280
*	Century Communities, Inc.	1,616	75,855
	Cheesecake Factory, Inc. (The)	5,150	231,595
#*	Chegg, Inc.	14,531	1,384,223
#	Children's Place, Inc. (The)	1,918	140,915
*	Chipotle Mexican Grill, Inc.	3,774	5,585,520
#	Choice Hotels International, Inc.	5,483	551,809
	Churchill Downs, Inc.	5,189	972,678
*	Chuy's Holdings, Inc.	2,100	73,668
	Citi Trends, Inc.	1,200	70,800
	Collectors Universe, Inc.	600	54,786
#	Columbia Sportswear Co.	4,094	358,061
*	Conn's, Inc.	2,501	39,341
	Cooper Tire & Rubber Co.	6,429	236,266
	Core-Mark Holding Co., Inc.	5,400	165,618
	Cracker Barrel Old Country Store, Inc.	2,416	326,909
*	Crocs, Inc.	9,700	679,194
	Culp, Inc.	1,492	23,022
	Dana, Inc.	16,502	319,479
	Darden Restaurants, Inc.	15,362	1,795,664
*	Deckers Outdoor Corp.	4,300	1,255,514
*	Denny's Corp.	8,766	137,889
	Designer Brands, Inc., Class A	3,616	44,296
#	Dick's Sporting Goods, Inc.	7,900	529,379
	Dillard's, Inc., Class A	1,953	171,493
	Dollar General Corp.	34,167	6,649,240
*	Dollar Tree, Inc.	31,090	3,160,609
	Domino's Pizza, Inc.	5,701	2,113,703
*	Dorman Products, Inc.	3,795	344,700
	DR Horton, Inc.	47,726	3,665,357
	eBay, Inc.	109,532	6,189,653
	Ethan Allen Interiors, Inc.	2,900	68,585
*	Etsy, Inc.	17,544	3,492,835

Tax-Managed U.S. Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Everi Holdings, Inc.	11,576	$151,414
	Expedia Group, Inc.	17,366	2,155,121
	Extended Stay America, Inc.	20,332	298,474
*	Fiesta Restaurant Group, Inc.	2,072	31,204
*	Five Below, Inc.	7,672	1,348,201
	Flexsteel Industries, Inc.	300	10,236
*	Floor & Decor Holdings, Inc., Class A	3,288	302,726
	Foot Locker, Inc.	15,542	681,050
	Ford Motor Co.	446,751	4,704,288
*	Fox Factory Holding Corp.	6,502	777,899
*	frontdoor, Inc.	12,207	671,873
*	GameStop Corp., Class A	3,082	1,001,650
*	Gap, Inc. (The)	27,680	560,520
	Garmin, Ltd.	17,212	1,976,970
	General Motors Co.	163,303	8,276,196
*	Genesco, Inc.	1,500	58,215
	Gentex Corp.	37,590	1,242,349
*	Gentherm, Inc.	4,486	274,812
	Genuine Parts Co.	19,050	1,788,414
*	G-III Apparel Group, Ltd.	5,889	159,239
	Goodyear Tire & Rubber Co. (The)	26,624	280,883
	Graham Holdings Co., Class B	462	262,467
*	Grand Canyon Education, Inc.	6,336	538,180
	Group 1 Automotive, Inc.	2,780	382,584
*	GrubHub, Inc.	10,957	824,733
#	Guess?, Inc.	5,581	129,591
#	H&R Block, Inc.	20,947	360,917
#	Hamilton Beach Brands Holding Co., Class A	574	11,015
#	Hanesbrands, Inc.	42,700	652,883
	Harley-Davidson, Inc.	19,800	793,782
	Hasbro, Inc.	16,327	1,531,799
	Haverty Furniture Cos., Inc.	1,700	55,573
*	Helen of Troy, Ltd.	3,400	830,450
#*	Hibbett Sports, Inc.	2,888	163,028
*	Hilton Grand Vacations, Inc.	6,405	190,357
	Hilton Worldwide Holdings, Inc.	37,820	3,834,570
	Home Depot, Inc. (The)	149,134	40,388,470
	Hooker Furniture Corp.	1,300	39,169
	Hyatt Hotels Corp., Class A	4,900	321,734
*	Installed Building Products, Inc.	3,123	327,696
#	International Game Technology P.L.C.	7,805	125,739
#*	iRobot Corp.	3,667	440,407
*	J Alexander's Holdings, Inc.	1,458	10,702
	Jack in the Box, Inc.	3,400	320,076
	Johnson Outdoors, Inc., Class A	1,187	129,419
	KB Home	8,900	370,596
	Kohl's Corp.	3,719	163,859
#	Kontoor Brands, Inc.	6,153	222,246
	L Brands, Inc.	17,585	716,765
*	Lakeland Industries, Inc.	1,000	27,800
#*	Lands' End, Inc.	1,303	35,976
	Las Vegas Sands Corp.	45,384	2,182,517
*	Laureate Education, Inc., Class A	11,129	144,788
	La-Z-Boy, Inc.	6,000	232,320
	LCI Industries	3,459	447,525
	Lear Corp.	8,400	1,266,384
	Leggett & Platt, Inc.	15,277	626,357
	Lennar Corp., Class A	37,611	3,127,355
	Lennar Corp., Class B	1,957	131,002

Tax-Managed U.S. Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	LGI Homes, Inc.	2,722	$290,465
	Lifetime Brands, Inc.	300	4,170
	Lithia Motors, Inc., Class A	2,987	951,897
*	LKQ Corp.	40,298	1,414,057
	Lowe's Cos., Inc.	104,660	17,462,521
*	Lululemon Athletica, Inc.	14,983	4,924,612
*	M/I Homes, Inc.	2,750	135,767
	Macy's, Inc.	35,457	533,273
*	Malibu Boats, Inc., Class A	3,500	245,385
	Marine Products Corp.	1,049	17,078
*	MarineMax, Inc.	2,151	89,976
	Marriott International, Inc., Class A	38,616	4,491,427
	Marriott Vacations Worldwide Corp.	4,789	587,898
#*	Mattel, Inc.	25,422	460,647
	McDonald's Corp.	103,073	21,422,692
	MDC Holdings, Inc.	9,204	478,792
»	Media General, Inc.	3,778	354
*	Meritage Homes Corp.	3,700	296,962
	MGM Resorts International	54,564	1,558,348
#*	Michaels Cos., Inc. (The)	10,137	157,123
*	Modine Manufacturing Co.	4,337	54,429
*	Mohawk Industries, Inc.	6,912	992,563
*	Monarch Casino & Resort, Inc.	1,845	97,508
	Monro, Inc.	3,804	222,420
#*	Motorcar Parts of America, Inc.	2,528	57,209
	Movado Group, Inc.	2,287	47,249
	Murphy USA, Inc.	4,445	553,714
	Nathan's Famous, Inc.	509	28,255
*	National Vision Holdings, Inc.	7,815	362,382
#*	Nautilus, Inc.	4,149	101,692
	Newell Brands, Inc.	43,975	1,056,279
	NIKE, Inc., Class B	172,541	23,049,752
*	Norwegian Cruise Line Holdings, Ltd.	26,978	611,052
*	NVR, Inc.	490	2,178,775
	ODP Corp. (The)	6,016	256,823
#*	Ollie's Bargain Outlet Holdings, Inc.	7,467	707,349
*	O'Reilly Automotive, Inc.	10,272	4,370,428
	Oxford Industries, Inc.	1,082	70,590
	Papa John's International, Inc.	3,800	388,664
	Patrick Industries, Inc.	2,550	176,103
#*	Penn National Gaming, Inc.	10,066	1,044,046
	Penske Automotive Group, Inc.	4,700	281,248
*	Perdoceo Education Corp.	6,800	80,444
#	PetMed Express, Inc.	2,200	84,040
*	Planet Fitness, Inc., Class A	12,471	897,912
*	PlayAGS, Inc.	2,854	14,698
	Polaris, Inc.	7,279	849,241
	Pool Corp.	5,784	2,048,577
	PulteGroup, Inc.	36,663	1,594,840
	PVH Corp.	8,303	707,914
*	Quotient Technology, Inc.	8,507	75,372
	Qurate Retail, Inc., Class A	61,253	771,788
	Ralph Lauren Corp.	6,100	616,405
#	RCI Hospitality Holdings, Inc.	1,000	38,480
*	Red Robin Gourmet Burgers, Inc.	1,197	31,349
	Red Rock Resorts, Inc., Class A	8,652	203,149
#*	Regis Corp.	2,300	21,827
	Rent-A-Center, Inc.	6,145	266,078
#*	RH	2,431	1,155,600

Tax-Managed U.S. Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Rocky Brands, Inc.	231	$7,960
	Ross Stores, Inc.	49,509	5,509,857
	Royal Caribbean Cruises, Ltd.	21,778	1,415,570
#	Ruth's Hospitality Group, Inc.	4,284	77,926
#*	Sally Beauty Holdings, Inc.	10,500	158,550
*	Scientific Games Corp., Class A	5,171	202,807
	Service Corp. International	22,783	1,148,947
*	Shake Shack, Inc., Class A	3,585	406,611
	Shoe Carnival, Inc.	771	36,229
#	Shutterstock, Inc.	2,383	154,871
	Six Flags Entertainment Corp.	2,587	88,475
*	Skechers U.S.A., Inc., Class A	18,737	646,052
*	Skyline Champion Corp.	3,143	105,699
*	Sleep Number Corp.	5,594	602,698
#	Smith & Wesson Brands, Inc.	5,464	90,484
	Sonic Automotive, Inc., Class A	4,001	163,761
*	Stamps.com, Inc.	2,013	459,588
	Standard Motor Products, Inc.	2,307	90,504
	Starbucks Corp.	161,607	15,645,174
	Steven Madden, Ltd.	10,338	347,357
*	Stoneridge, Inc.	3,400	93,330
	Strategic Education, Inc.	3,690	326,085
*	Stride, Inc.	3,115	80,211
	Superior Group of Cos, Inc.	324	7,397
	Tapestry, Inc.	33,118	1,047,191
	Target Corp.	69,313	12,557,436
*	Taylor Morrison Home Corp.	15,529	403,443
*	Tempur Sealy International, Inc.	26,092	688,829
*	Tenneco, Inc., Class A	6,283	63,458
*	Terminix Global Holdings, Inc.	18,614	887,516
*	Tesla, Inc.	98,845	78,436,473
	Texas Roadhouse, Inc.	7,857	598,782
	Thor Industries, Inc.	4,074	492,995
	TJX Cos., Inc. (The)	166,858	10,685,586
	Toll Brothers, Inc.	18,523	946,525
*	TopBuild Corp.	4,853	970,357
	Tractor Supply Co.	17,053	2,417,092
#*	Tri Pointe Homes, Inc.	14,747	297,889
*	Tupperware Brands Corp.	5,616	168,929
*	Ulta Beauty, Inc.	7,189	2,011,195
#*	Under Armour, Inc., Class A	25,722	450,135
*	Under Armour, Inc., Class C	15,658	234,400
*	Unifi, Inc.	1,766	42,296
*	Universal Electronics, Inc.	1,700	92,208
*	Urban Outfitters, Inc.	8,745	239,875
	Vail Resorts, Inc.	5,474	1,455,865
#*	Veoneer, Inc.	10,946	287,770
*	Vera Bradley, Inc.	2,206	18,641
	VF Corp.	45,561	3,502,274
*	Vista Outdoor, Inc.	7,300	212,941
*	Visteon Corp.	4,607	587,300
#*	Wayfair, Inc., Class A	7,810	2,126,819
	Wendy's Co. (The)	26,524	541,090
	Whirlpool Corp.	8,561	1,584,555
	Williams-Sonoma, Inc.	11,160	1,438,747
	Wingstop, Inc.	4,405	660,970
	Winmark Corp.	300	51,189
	Winnebago Industries, Inc.	5,624	388,393
	Wolverine World Wide, Inc.	10,800	309,312

Tax-Managed U.S. Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	WW International, Inc.	5,008	$133,012
	Wyndham Destinations, Inc.	13,602	601,752
	Wyndham Hotels & Resorts, Inc.	13,602	791,228
	Wynn Resorts, Ltd.	11,087	1,103,489
*	YETI Holdings, Inc.	1,348	88,725
	Yum! Brands, Inc.	42,484	4,311,701
*	ZAGG, Inc.	171	711
*	Zumiez, Inc.	2,400	103,392
TOTAL CONSUMER DISCRETIONARY			632,681,926
CONSUMER STAPLES — (6.0%)
	Alico, Inc.	496	14,731
	Altria Group, Inc.	223,458	9,179,655
	Andersons, Inc. (The)	3,578	82,294
	Archer-Daniels-Midland Co.	75,911	3,796,309
#	B&G Foods, Inc.	7,338	279,431
#*	BJ's Wholesale Club Holdings, Inc.	15,319	644,470
*	Boston Beer Co., Inc. (The), Class A	1,385	1,269,893
	Brown-Forman Corp., Class A	8,944	591,377
	Brown-Forman Corp., Class B	45,666	3,272,882
	Bunge, Ltd.	17,381	1,137,413
	Calavo Growers, Inc.	2,564	195,249
*	Cal-Maine Foods, Inc.	4,200	161,028
	Campbell Soup Co.	22,491	1,082,042
	Casey's General Stores, Inc.	5,202	975,271
#*	Central Garden & Pet Co.	1,175	49,691
*	Central Garden & Pet Co., Class A	5,929	231,231
	Church & Dwight Co., Inc.	35,040	2,958,427
	Clorox Co. (The)	17,486	3,662,618
	Coca-Cola Co. (The)	565,775	27,242,066
	Coca-Cola Consolidated, Inc.	781	208,418
	Colgate-Palmolive Co.	114,176	8,905,728
	Conagra Brands, Inc.	61,443	2,125,928
	Constellation Brands, Inc., Class A	21,502	4,535,417
	Costco Wholesale Corp.	62,548	22,043,792
	Coty, Inc., Class A	10,611	67,592
*	Darling Ingredients, Inc.	22,623	1,402,852
	Edgewell Personal Care Co.	5,916	197,594
	Energizer Holdings, Inc.	6,907	302,803
	Estee Lauder Cos., Inc. (The), Class A	31,577	7,472,697
*	Farmer Bros Co.	1,300	6,812
	Flowers Foods, Inc.	27,221	624,994
	Fresh Del Monte Produce, Inc.	3,516	86,037
*	Freshpet, Inc.	5,192	723,298
	General Mills, Inc.	80,924	4,701,684
#*	Hain Celestial Group, Inc. (The)	9,194	382,333
*	Herbalife Nutrition, Ltd.	14,868	757,673
	Hershey Co. (The)	20,744	3,017,007
#	Hormel Foods Corp.	38,621	1,809,780
*	Hostess Brands, Inc.	12,730	195,406
	Ingles Markets, Inc., Class A	1,110	52,792
	Ingredion, Inc.	7,943	599,458
	Inter Parfums, Inc.	3,030	188,405
	J&J Snack Foods Corp.	1,991	303,946
	JM Smucker Co. (The)	13,718	1,596,912
	John B. Sanfilippo & Son, Inc.	1,301	104,639
	Kellogg Co.	31,909	1,880,716
#	Keurig Dr Pepper, Inc.	33,927	1,078,879
	Kimberly-Clark Corp.	47,148	6,228,251

Tax-Managed U.S. Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Kraft Heinz Co. (The)	74,990	$2,512,915
	Kroger Co. (The)	101,986	3,518,517
	Lamb Weston Holdings, Inc.	20,571	1,536,654
	Lancaster Colony Corp.	3,096	540,500
*	Landec Corp.	3,292	35,093
*	Lifeway Foods, Inc.	315	1,896
	McCormick & Co., Inc.	1,214	110,001
	McCormick & Co., Inc. Non-Voting	34,540	3,092,712
	Medifast, Inc.	2,100	492,807
	MGP Ingredients, Inc.	1,414	81,871
	Molson Coors Beverage Co., Class B	20,587	1,032,644
	Mondelez International, Inc., Class A	197,998	10,977,009
*	Monster Beverage Corp.	54,934	4,769,919
	National Beverage Corp.	1,044	158,208
#	Natura & Co. Holding SA, ADR	22,293	397,038
*	Natural Alternatives International, Inc.	709	10,188
	Nu Skin Enterprises, Inc., Class A	6,221	360,009
	Oil-Dri Corp. of America	641	22,223
	PepsiCo, Inc.	198,284	27,079,646
*	Performance Food Group Co.	15,639	733,156
	Philip Morris International, Inc.	189,901	15,125,615
*	Pilgrim's Pride Corp.	8,443	163,625
*	Post Holdings, Inc.	9,248	877,173
	PriceSmart, Inc.	2,200	206,536
	Procter & Gamble Co. (The)	343,686	44,063,982
*	Rite Aid Corp.	3,039	79,895
	Rocky Mountain Chocolate Factory, Inc.	466	1,985
	Sanderson Farms, Inc.	2,295	312,556
*	Seneca Foods Corp., Class A	500	18,125
*	Simply Good Foods Co. (The)	8,484	242,133
	SpartanNash Co.	4,096	75,858
	Spectrum Brands Holdings, Inc.	3,341	252,479
*	Sprouts Farmers Market, Inc.	13,470	305,096
	Sysco Corp.	66,505	4,755,773
#	Tootsie Roll Industries, Inc.	2,444	96,734
#*	TreeHouse Foods, Inc.	6,454	272,552
	Tyson Foods, Inc., Class A	37,308	2,399,277
#*	United Natural Foods, Inc.	6,000	162,480
	United-Guardian, Inc.	600	8,382
	Universal Corp.	2,600	119,262
*	US Foods Holding Corp.	27,981	867,131
*	USANA Health Sciences, Inc.	1,600	132,416
	Vector Group, Ltd.	13,792	161,918
	Walgreens Boots Alliance, Inc.	89,088	4,476,672
	Walmart, Inc.	195,586	27,477,877
	WD-40 Co.	1,826	555,853
#	Weis Markets, Inc.	1,930	95,110
TOTAL CONSUMER STAPLES			289,197,422
ENERGY — (2.0%)
	Adams Resources & Energy, Inc.	300	7,263
	Archrock, Inc.	14,846	131,684
	Baker Hughes Co.	78,322	1,573,489
	Cabot Oil & Gas Corp.	44,485	815,410
	Cactus, Inc., Class A	5,066	132,729
*	ChampionX Corp.	33,211	507,796
*	Cheniere Energy, Inc.	27,092	1,715,736
	Chevron Corp.	233,840	19,923,168
	Cimarex Energy Co.	11,991	505,780

Tax-Managed U.S. Equity Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
*	CNX Resources Corp.	26,415	$334,678
	ConocoPhillips	167,328	6,698,140
*	CONSOL Energy, Inc.	3,000	24,360
	Continental Resources, Inc.	5,980	117,746
	Core Laboratories NV	4,453	146,860
	CVR Energy, Inc.	3,445	58,910
	Delek US Holdings, Inc.	8,420	157,959
	Devon Energy Corp.	70,509	1,160,578
	DHT Holdings, Inc.	6,363	34,169
	Diamondback Energy, Inc.	9,200	521,548
#	DMC Global, Inc.	1,705	97,475
*	Dorian LPG, Ltd.	487	5,644
*	Dril-Quip, Inc.	4,008	120,721
	EOG Resources, Inc.	66,624	3,395,159
	EQT Corp.	31,015	505,855
	Equitrans Midstream Corp.	22,884	152,179
	Exxon Mobil Corp.	508,691	22,809,705
*	Frank's International NV	4,232	11,765
*	Geospace Technologies Corp.	1,000	8,150
#*	Green Plains, Inc.	3,514	67,504
*	Gulf Island Fabrication, Inc.	1,100	3,740
	Halliburton Co.	100,956	1,779,854
#*	Helix Energy Solutions Group, Inc.	16,292	67,123
	Helmerich & Payne, Inc.	12,288	298,353
	Hess Corp.	33,231	1,793,809
	HollyFrontier Corp.	17,036	484,845
	International Seaways, Inc.	2,164	34,646
	Kinder Morgan, Inc.	225,574	3,176,082
	Marathon Oil Corp.	90,341	654,069
	Marathon Petroleum Corp.	82,276	3,551,032
*	Matador Resources Co.	12,676	193,689
	NACCO Industries, Inc., Class A	287	6,879
*	Natural Gas Services Group, Inc.	1,600	13,104
*	NexTier Oilfield Solutions, Inc.	11,007	36,543
	NOV, Inc.	44,268	548,038
	Occidental Petroleum Corp.	105,705	2,120,442
*	Oceaneering International, Inc.	11,359	95,984
*	Oil States International, Inc.	6,970	39,032
	ONEOK, Inc.	51,177	2,038,380
	Patterson-UTI Energy, Inc.	21,412	131,684
	PBF Energy, Inc., Class A	11,647	98,650
*	PDC Energy, Inc.	12,654	274,718
#*	Penn Virginia Corp.	1,500	15,060
	Phillips 66	55,395	3,755,781
	Pioneer Natural Resources Co.	25,394	3,070,135
*	ProPetro Holding Corp.	9,796	78,270
#*	Renewable Energy Group, Inc.	5,800	519,680
*	REX American Resources Corp.	400	30,600
*	RPC, Inc.	7,405	33,026
	Schlumberger, N.V.	158,973	3,530,790
#	Scorpio Tankers, Inc.	5,302	65,957
#*	SEACOR Marine Holdings, Inc.	2,211	5,970
	SFL Corp., Ltd.	6,400	40,448
#*	Southwestern Energy Co.	67,154	253,171
*	Talos Energy, Inc.	1,493	12,631
	Targa Resources Corp.	26,154	715,835
	TechnipFMC P.L.C.	48,764	521,287
*	Tidewater, Inc.	2,855	27,094
	Valero Energy Corp.	55,700	3,143,151

Tax-Managed U.S. Equity Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	Williams Cos., Inc. (The)	138,595	$2,942,372
	World Fuel Services Corp.	8,836	270,293
TOTAL ENERGY			98,214,407
FINANCIALS — (10.9%)
	1st Source Corp.	2,189	86,137
	Affiliated Managers Group, Inc.	6,243	687,916
	Aflac, Inc.	91,511	4,134,467
	Alleghany Corp.	1,869	1,059,443
	Allstate Corp. (The)	43,694	4,683,123
	Ally Financial, Inc.	50,951	1,927,986
*	Ambac Financial Group, Inc.	5,231	75,431
	American Equity Investment Life Holding Co.	11,011	321,411
	American Express Co.	93,357	10,853,685
	American Financial Group, Inc.	8,857	833,798
	American International Group, Inc.	110,696	4,144,458
	American National Group, Inc.	921	81,398
	American River Bankshares	693	8,954
	Ameriprise Financial, Inc.	17,114	3,386,347
	Ameris Bancorp	6,188	242,013
	AMERISAFE, Inc.	2,573	142,801
	AmeriServ Financial, Inc.	100	340
	Aon P.L.C., Class A	37,216	7,558,570
*	Arch Capital Group, Ltd.	51,658	1,622,578
	Ares Management Corp., Class A	16,466	743,605
	Argo Group International Holdings, Ltd.	4,563	184,117
	Arrow Financial Corp.	1,091	32,075
	Arthur J Gallagher & Co.	24,432	2,819,697
	Artisan Partners Asset Management, Inc., Class A	1,597	77,295
	Associated Banc-Corp	17,539	314,650
	Assurant, Inc.	8,626	1,168,564
	Assured Guaranty, Ltd.	15,300	546,975
*	Athene Holding, Ltd., Class A	9,455	386,615
	Atlantic Union Bankshares Corp.	8,455	277,662
*	Atlanticus Holdings Corp.	879	22,617
	Axis Capital Holdings, Ltd.	12,040	552,636
*	Axos Financial, Inc.	7,388	287,763
	Banc of California, Inc.	5,115	86,188
	BancFirst Corp.	1,856	106,961
*	Bancorp, Inc. (The)	7,159	120,056
	BancorpSouth Bank	11,034	305,090
	Bank of America Corp.	1,077,983	31,962,196
	Bank of Hawaii Corp.	5,506	430,514
	Bank of New York Mellon Corp. (The)	110,218	4,389,983
	Bank of NT Butterfield & Son, Ltd. (The)	6,270	190,671
	Bank OZK	13,990	519,868
	BankUnited, Inc.	6,614	229,175
	Banner Corp.	3,457	152,903
*	Berkshire Hathaway, Inc., Class B	269,160	61,333,489
	Berkshire Hills Bancorp, Inc.	5,968	98,949
	BGC Partners, Inc., Class A	32,552	115,560
	BlackRock, Inc.	17,755	12,450,871
	Blackstone Group, Inc. (The), Class A	81,522	5,477,463
*	Blucora, Inc.	5,747	95,170
	BOK Financial Corp.	3,544	261,760
	Boston Private Financial Holdings, Inc.	6,705	81,734
*	Brighthouse Financial, Inc.	1,014	35,855
	BrightSphere Investment Group, Inc.	4,335	79,461
	Brookline Bancorp, Inc.	9,168	115,425

Tax-Managed U.S. Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Brown & Brown, Inc.	34,636	$1,492,465
	Bryn Mawr Bank Corp.	2,279	70,831
	Cadence BanCorp	17,437	312,471
†	Calamos Asset Management, Inc., Class A	1,676	0
	Camden National Corp.	900	33,795
*	Cannae Holdings, Inc.	8,442	320,712
	Capital City Bank Group, Inc.	1,069	23,871
	Capital One Financial Corp.	62,251	6,490,289
	Capitol Federal Financial, Inc.	17,910	222,442
	Cathay General Bancorp	10,064	340,364
	Cboe Global Markets, Inc.	13,890	1,274,130
	Central Pacific Financial Corp.	4,331	86,100
	Charles Schwab Corp. (The)	186,457	9,609,994
	Chubb, Ltd.	57,305	8,347,619
	Cincinnati Financial Corp.	20,767	1,746,297
	CIT Group, Inc.	13,624	502,726
	Citigroup, Inc.	268,756	15,585,160
	Citizens Community Bancorp, Inc.	600	6,618
	Citizens Financial Group, Inc.	53,534	1,950,779
#*	Citizens, Inc.	4,015	24,291
	City Holding Co.	2,057	142,036
	CME Group, Inc.	46,135	8,384,575
	CNA Financial Corp.	4,268	163,977
	CNB Financial Corp.	280	5,888
	CNO Financial Group, Inc.	21,200	449,652
	Cohen & Steers, Inc.	3,355	219,752
	Columbia Banking System, Inc.	9,081	349,800
*	Columbia Financial, Inc.	4,380	67,540
	Comerica, Inc.	19,100	1,092,520
	Commerce Bancshares, Inc.	16,312	1,090,457
	Community Bank System, Inc.	7,087	459,592
	Community Trust Bancorp, Inc.	1,749	63,769
	ConnectOne Bancorp, Inc.	3,250	69,062
*	Consumer Portfolio Services, Inc.	1,025	4,305
#	Cowen, Inc., Class A	4,021	101,128
	Crawford & Co., Class A	3,717	28,286
	Crawford & Co., Class B	1,800	14,112
#*	Credit Acceptance Corp.	1,109	427,819
#	Cullen/Frost Bankers, Inc.	7,481	690,047
*	Customers Bancorp, Inc.	2,950	65,549
	CVB Financial Corp.	13,135	255,213
	Diamond Hill Investment Group, Inc.	388	57,513
	Discover Financial Services	43,979	3,674,006
	Donegal Group, Inc., Class A	1,374	19,057
*	Donnelley Financial Solutions, Inc.	3,430	61,363
	Eagle Bancorp, Inc.	3,448	146,506
	East West Bancorp, Inc.	18,946	1,135,623
	Eaton Vance Corp.	15,676	1,052,487
#*	eHealth, Inc.	2,800	133,980
	Employers Holdings, Inc.	3,900	118,950
#*	Encore Capital Group, Inc.	2,794	82,982
*	Enova International, Inc.	4,073	92,050
*	Enstar Group, Ltd.	1,377	275,689
	Enterprise Financial Services Corp.	3,420	120,760
	Equitable Holdings, Inc.	12,427	307,941
	Erie Indemnity Co., Class A	3,717	903,603
	ESSA Bancorp, Inc.	707	10,096
	Essent Group, Ltd.	11,696	489,244
	Evercore, Inc., Class A	5,480	597,868

Tax-Managed U.S. Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Everest Re Group, Ltd.	5,600	$1,182,048
	FactSet Research Systems, Inc.	5,421	1,638,985
	FB Financial Corp.	2,295	85,741
	FBL Financial Group, Inc., Class A	2,100	117,684
	Federal Agricultural Mortgage Corp., Class C	1,266	96,216
	Federated Hermes, Inc., Class B	12,401	334,827
	FedNat Holding Co.	1,029	5,351
	Fidelity National Financial, Inc.	34,550	1,254,165
	Fifth Third Bancorp	96,778	2,799,788
	Financial Institutions, Inc.	1,243	28,452
	First American Financial Corp.	15,828	827,646
	First Bancorp	2,600	88,556
	First BanCorp	30,017	273,155
	First Busey Corp.	4,518	93,387
	First Citizens BancShares, Inc., Class A	716	426,729
	First Commonwealth Financial Corp.	13,503	158,390
	First Community Bancshares, Inc.	1,700	36,482
	First Financial Bancorp	10,146	185,875
	First Financial Bankshares, Inc.	18,270	692,068
	First Financial Corp.	1,135	43,573
	First Hawaiian, Inc.	10,300	239,475
	First Horizon National Corp.	68,249	947,979
	First Interstate BancSystem, Inc., Class A	3,727	144,086
	First Merchants Corp.	6,618	249,300
	First Midwest Bancorp, Inc.	13,054	215,783
	First Republic Bank	23,012	3,336,510
	FirstCash, Inc.	5,838	343,741
	Flagstar Bancorp, Inc.	3,528	151,175
	Flushing Financial Corp.	3,515	64,254
	FNB Corp.	17,619	173,723
	Franklin Resources, Inc.	42,000	1,104,180
	Fulton Financial Corp.	19,492	261,193
	GAMCO Investors, Inc., Class A	467	8,317
	German American Bancorp, Inc.	2,097	70,941
	Glacier Bancorp, Inc.	11,940	557,001
	Global Indemnity Group LLC, Class A	1,192	32,482
	Globe Life, Inc.	14,850	1,342,291
	Goldman Sachs Group, Inc. (The)	44,542	12,078,454
	Goosehead Insurance, Inc., Class A	1,900	253,840
	Great Southern Bancorp, Inc.	1,100	54,087
	Great Western Bancorp, Inc.	6,293	151,032
*	Green Dot Corp., Class A	6,227	312,782
*	Greenlight Capital Re, Ltd., Class A	2,682	20,142
*	Hallmark Financial Services, Inc.	1,034	3,722
	Hamilton Lane, Inc., Class A	2,969	223,774
	Hancock Whitney Corp.	9,868	336,894
	Hanmi Financial Corp.	3,508	48,481
	Hanover Insurance Group, Inc. (The)	5,206	585,519
	Hartford Financial Services Group, Inc. (The)	45,840	2,201,237
	HCI Group, Inc.	1,104	61,416
	Heartland Financial USA, Inc.	4,337	185,016
	Heritage Commerce Corp.	6,041	53,040
	Heritage Financial Corp.	2,982	70,375
	Hilltop Holdings, Inc.	10,020	301,001
	Home BancShares, Inc.	17,977	381,112
	HomeStreet, Inc.	2,186	79,570
	HomeTrust Bancshares, Inc.	1,062	22,302
	Hope Bancorp, Inc.	14,077	157,381
	Horace Mann Educators Corp.	5,319	208,345

Tax-Managed U.S. Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Horizon Bancorp, Inc.	2,741	$43,390
	Houlihan Lokey, Inc.	5,896	382,356
	Huntington Bancshares, Inc.	128,830	1,703,777
	Independence Holding Co.	2,640	101,666
	Independent Bank Corp.	4,532	340,263
	Independent Bank Group, Inc.	3,987	244,882
	Interactive Brokers Group, Inc., Class A	9,172	561,235
	Intercontinental Exchange, Inc.	75,005	8,276,802
	International Bancshares Corp.	7,443	281,420
	Invesco, Ltd.	44,589	918,087
	Investors Bancorp, Inc.	32,700	376,377
	James River Group Holdings, Ltd.	4,178	185,837
	Janus Henderson Group P.L.C.	8,677	266,905
	Jefferies Financial Group, Inc.	13,895	324,448
	JPMorgan Chase & Co.	421,313	54,210,344
	Kearny Financial Corp.	9,199	95,210
	Kemper Corp.	7,586	533,675
	KeyCorp	122,246	2,061,068
	Kinsale Capital Group, Inc.	3,185	597,379
	KKR & Co., Inc., Class A	53,562	2,086,240
	Lakeland Bancorp, Inc.	3,852	50,500
	Lakeland Financial Corp.	3,274	192,184
	Lazard, Ltd., Class A	3,022	124,506
*	LendingClub Corp.	5,527	59,968
#*	LendingTree, Inc.	1,121	364,908
	Lincoln National Corp.	26,587	1,209,443
	Live Oak Bancshares, Inc.	1,853	73,898
	Loews Corp.	32,001	1,449,325
	LPL Financial Holdings, Inc.	11,708	1,268,445
	M&T Bank Corp.	16,502	2,186,020
	Macatawa Bank Corp.	886	7,354
*	Markel Corp.	1,731	1,678,170
	MarketAxess Holdings, Inc.	5,027	2,718,401
	Marlin Business Services Corp.	1,200	17,100
	Marsh & McLennan Cos., Inc.	69,886	7,681,170
*	MBIA, Inc.	14,600	89,644
	Mercantile Bank Corp.	285	7,738
	Mercury General Corp.	3,136	166,239
	Meridian Bancorp, Inc.	4,269	64,675
	Meta Financial Group, Inc.	3,312	127,943
	MetLife, Inc.	97,578	4,698,381
	MGIC Investment Corp.	15,500	181,660
	Moelis & Co., Class A	5,879	292,245
	Moody's Corp.	23,771	6,329,266
	Morgan Stanley	192,700	12,920,535
	Morningstar, Inc.	3,131	719,786
*	Mr Cooper Group, Inc.	5,755	156,709
	MSCI, Inc.	11,679	4,616,709
	Nasdaq, Inc.	15,231	2,060,297
	National Bank Holdings Corp., Class A	4,119	137,039
	National Western Life Group, Inc., Class A	278	50,040
	Navient Corp.	24,123	271,504
	NBT Bancorp, Inc.	4,982	164,456
	Nelnet, Inc., Class A	3,140	216,001
	New York Community Bancorp, Inc.	52,979	554,160
»	NewStar Financial, Inc.	3,834	390
*	NMI Holdings, Inc., Class A	9,277	196,765
	Northern Trust Corp.	27,055	2,413,035
	Northfield Bancorp, Inc.	5,064	62,591

Tax-Managed U.S. Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Northrim BanCorp, Inc.	600	$19,272
	Northwest Bancshares, Inc.	13,916	177,429
	OceanFirst Financial Corp.	5,616	101,987
	OFG Bancorp	7,064	121,360
	Old National Bancorp	18,881	317,012
	Old Republic International Corp.	32,989	597,101
	OneMain Holdings, Inc.	9,240	430,214
	Oppenheimer Holdings, Inc., Class A	765	26,523
*	Pacific Mercantile Bancorp	1,425	8,407
	Pacific Premier Bancorp, Inc.	7,195	239,234
	PacWest Bancorp	13,337	402,644
	Park National Corp.	1,287	139,009
	Patriot National Bancorp, Inc.	20	200
	Peapack-Gladstone Financial Corp.	1,562	36,738
	Pennymac Financial Services, Inc.	6,634	384,772
	Peoples Bancorp, Inc.	1,197	36,508
	People's United Financial, Inc.	49,988	682,836
	Pinnacle Financial Partners, Inc.	10,246	702,158
	Piper Sandler Cos.	1,704	155,626
	PJT Partners, Inc., Class A	2,689	185,514
	PNC Financial Services Group, Inc. (The)	58,874	8,449,596
	Popular, Inc.	11,655	661,421
#*	PRA Group, Inc.	5,700	187,929
	Preferred Bank	1,290	62,294
	Premier Financial Corp.	3,297	91,525
	Primerica, Inc.	6,182	861,214
	Principal Financial Group, Inc.	33,810	1,665,819
	ProAssurance Corp.	6,155	112,821
	PROG Holdings, Inc.	9,084	428,583
	Progressive Corp. (The)	80,974	7,060,123
	Prosperity Bancshares, Inc.	11,850	799,164
	Protective Insurance Corp., Class B	562	7,907
	Provident Financial Services, Inc.	8,076	149,568
	Prudential Financial, Inc.	50,081	3,920,341
	Pzena Investment Management, Inc., Class A	566	4,698
	Radian Group, Inc.	18,341	352,147
	Raymond James Financial, Inc.	15,483	1,547,216
	Regional Management Corp.	133	3,764
	Regions Financial Corp.	137,240	2,334,452
	Reinsurance Group of America, Inc.	7,890	828,844
	RenaissanceRe Holdings, Ltd.	5,405	813,128
	Renasant Corp.	3,995	141,423
	Republic Bancorp, Inc., Class A	805	29,052
#*	Republic First Bancorp, Inc.	500	1,400
	Riverview Bancorp, Inc.	1,205	6,278
	RLI Corp.	6,014	582,035
	S&P Global, Inc.	33,530	10,629,010
	S&T Bancorp, Inc.	4,265	108,331
*	Safeguard Scientifics, Inc.	1,767	12,069
	Safety Insurance Group, Inc.	1,800	132,192
	Sandy Spring Bancorp, Inc.	5,104	169,606
	Santander Consumer USA Holdings, Inc.	8,739	193,132
*	Seacoast Banking Corp. of Florida	2,685	81,758
	SEI Investments Co.	18,309	967,631
	Selective Insurance Group, Inc.	8,098	526,208
	ServisFirst Bancshares, Inc.	5,118	210,247
	Sierra Bancorp	240	5,249
	Signature Bank	6,687	1,104,626
	Simmons First National Corp., Class A	11,400	281,580

Tax-Managed U.S. Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	SLM Corp.	53,247	$739,068
	South State Corp.	3,226	224,981
	Southside Bancshares, Inc.	3,294	103,333
	State Auto Financial Corp.	1,800	29,772
	State Street Corp.	49,514	3,465,980
	Sterling Bancorp	15,708	289,970
	Stewart Information Services Corp.	2,494	115,672
	Stifel Financial Corp.	13,183	683,143
	Stock Yards Bancorp, Inc.	2,599	117,475
*	StoneX Group, Inc.	2,928	156,707
*	SVB Financial Group	6,792	2,973,402
	Synchrony Financial	58,468	1,967,448
	Synovus Financial Corp.	18,787	698,876
	T Rowe Price Group, Inc.	30,721	4,807,222
	TCF Financial Corp.	769	29,883
	Territorial Bancorp, Inc.	840	20,042
*	Texas Capital Bancshares, Inc.	5,603	337,413
	TFS Financial Corp.	9,945	175,728
*	Third Point Reinsurance, Ltd.	3,922	36,200
	Tompkins Financial Corp.	1,215	81,247
	Towne Bank	7,933	184,046
	Travelers Cos., Inc. (The)	35,582	4,849,827
	TriCo Bancshares	1,628	60,724
*	Triumph Bancorp, Inc.	3,150	180,621
	Truist Financial Corp.	177,640	8,523,167
	TrustCo Bank Corp. NY	7,300	45,406
	Trustmark Corp.	8,290	227,726
	U.S. Bancorp.	186,529	7,992,768
	UMB Financial Corp.	4,774	338,811
	Umpqua Holdings Corp.	24,579	356,641
	United Bankshares, Inc.	14,099	446,374
	United Community Banks, Inc.	10,398	310,172
	United Fire Group, Inc.	2,597	71,521
	United Security Bancshares	1,875	12,806
	Universal Insurance Holdings, Inc.	3,400	45,526
	Univest Financial Corp.	2,249	50,490
	Unum Group	25,808	599,520
	Valley National Bancorp	43,817	447,372
	Value Line, Inc.	135	4,158
	Veritex Holdings, Inc.	3,049	77,932
	Virtu Financial, Inc., Class A	6,550	181,893
	Virtus Investment Partners, Inc.	750	157,500
	Voya Financial, Inc.	19,581	1,085,962
	Waddell & Reed Financial, Inc., Class A	8,567	216,659
	Walker & Dunlop, Inc.	4,060	334,219
	Washington Federal, Inc.	11,396	298,347
	Washington Trust Bancorp, Inc.	1,700	74,086
	Waterstone Financial, Inc.	1,767	32,636
	Webster Financial Corp.	10,302	481,618
	Wells Fargo & Co.	472,278	14,111,667
	WesBanco, Inc.	5,168	149,872
	West BanCorp, Inc.	2,033	41,880
	Westamerica BanCorp	3,200	178,624
	Western Alliance Bancorp	11,266	768,116
	Westwood Holdings Group, Inc.	700	8,288
	White Mountains Insurance Group, Ltd.	483	492,660
	Willis Towers Watson P.L.C.	16,990	3,447,951
	Wintrust Financial Corp.	6,582	396,171
	WisdomTree Investments, Inc.	6,819	36,379

Tax-Managed U.S. Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#*	World Acceptance Corp.	100	$14,342
	WR Berkley Corp.	20,598	1,279,960
	WSFS Financial Corp.	7,001	300,833
	Zions Bancorp NA	25,393	1,120,847
TOTAL FINANCIALS			523,720,457
HEALTH CARE — (13.9%)
	Abbott Laboratories	241,711	29,873,062
	AbbVie, Inc.	243,277	24,931,027
*	ABIOMED, Inc.	6,286	2,189,099
*	Acadia Healthcare Co., Inc.	9,147	463,570
*	ACADIA Pharmaceuticals, Inc.	15,855	761,833
*	Acceleron Pharma, Inc.	6,187	714,784
*	Accuray, Inc.	125	618
#»	Achillion Pharmaceuticals, Inc.	1,800	2,556
*	Addus HomeCare Corp.	2,000	225,100
#*	Adverum Biotechnologies, Inc.	8,019	98,874
	Agilent Technologies, Inc.	43,562	5,234,846
#*	Akebia Therapeutics, Inc.	9,700	31,428
*	Alexion Pharmaceuticals, Inc.	28,152	4,316,546
*	Align Technology, Inc.	10,219	5,368,858
*	Alkermes P.L.C.	18,175	381,493
*	Allscripts Healthcare Solutions, Inc.	18,042	297,693
*	Alnylam Pharmaceuticals, Inc.	16,015	2,409,937
*	Amedisys, Inc.	4,867	1,398,338
	AmerisourceBergen Corp.	22,133	2,306,259
	Amgen, Inc.	81,428	19,659,162
*	Amicus Therapeutics, Inc.	22,325	422,166
*	AMN Healthcare Services, Inc.	6,328	456,375
*	Amphastar Pharmaceuticals, Inc.	2,755	50,086
*	AnaptysBio, Inc.	2,444	63,348
*	AngioDynamics, Inc.	4,511	84,536
*	ANI Pharmaceuticals, Inc.	786	22,432
*	Anika Therapeutics, Inc.	1,888	69,875
	Anthem, Inc.	34,921	10,370,839
*	Ardelyx, Inc.	1,511	10,260
*	Arena Pharmaceuticals, Inc.	8,044	597,187
#*	Arrowhead Pharmaceuticals, Inc.	10,653	822,092
*	AtriCure, Inc.	4,507	262,443
	Atrion Corp.	200	130,294
*	Avanos Medical, Inc.	5,003	226,636
	Baxter International, Inc.	68,835	5,288,593
	Becton Dickinson and Co.	36,972	9,678,900
*	BioDelivery Sciences International, Inc.	4,425	17,036
*	Biogen, Inc.	21,582	6,099,289
*	BioMarin Pharmaceutical, Inc.	21,354	1,767,684
*	Bio-Rad Laboratories, Inc., Class A	3,113	1,786,146
	Bio-Techne Corp.	5,489	1,783,431
*	BioTelemetry, Inc.	4,698	335,719
*	Bluebird Bio, Inc.	6,932	308,821
*	Boston Scientific Corp.	190,572	6,753,872
	Bristol-Myers Squibb Co.	282,696	17,366,015
*	Brookdale Senior Living, Inc.	19,895	98,281
	Bruker Corp.	15,066	872,171
	Cantel Medical Corp.	601	47,461
	Cardinal Health, Inc.	34,714	1,865,183
*	Cardiovascular Systems, Inc.	5,513	248,030
*	CareDx, Inc.	2,892	221,036
*	Catalent, Inc.	21,210	2,440,210

Tax-Managed U.S. Equity Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Centene Corp.	74,598	$4,498,259
	Cerner Corp.	39,081	3,130,779
*	Change Healthcare, Inc.	43,238	1,031,659
*	Charles River Laboratories International, Inc.	7,143	1,850,394
	Chemed Corp.	2,300	1,191,170
	Cigna Corp.	47,607	10,333,099
*	Community Health Systems, Inc.	12,349	115,093
	Computer Programs and Systems, Inc.	1,145	35,243
*	Concert Pharmaceuticals, Inc.	2,800	29,316
	CONMED Corp.	3,600	402,840
	Cooper Cos., Inc. (The)	6,772	2,465,279
*	Corcept Therapeutics, Inc.	14,598	412,539
*	CorVel Corp.	1,800	177,876
*	Covetrus, Inc.	8,196	279,238
*	Cross Country Healthcare, Inc.	4,075	35,697
*	CryoLife, Inc.	4,361	104,359
*	Cutera, Inc.	1,500	36,315
	CVS Health Corp.	179,614	12,869,343
	Danaher Corp.	81,280	19,331,635
*	DaVita, Inc.	12,415	1,457,149
*	Deciphera Pharmaceuticals, Inc.	2,246	99,273
*	Denali Therapeutics, Inc.	8,820	604,170
	DENTSPLY SIRONA, Inc.	27,962	1,495,687
*	DexCom, Inc.	13,074	4,900,789
*	Edwards Lifesciences Corp.	86,756	7,164,310
*	Elanco Animal Health, Inc.	59,718	1,733,614
	Eli Lilly and Co.	124,001	25,788,488
*	Emergent BioSolutions, Inc.	6,931	740,577
*	Enanta Pharmaceuticals, Inc.	1,869	89,824
	Encompass Health Corp.	14,301	1,149,800
*	Endo International P.L.C.	13,211	96,176
	Ensign Group, Inc. (The)	7,015	549,134
*	Envista Holdings Corp.	23,184	823,959
#*	Enzo Biochem, Inc.	3,718	10,485
*	Evolent Health, Inc., Class A	7,826	133,590
#*	Exact Sciences Corp.	18,666	2,560,229
*	Exelixis, Inc.	39,633	880,249
#*	FibroGen, Inc.	7,235	348,582
#*	Fluidigm Corp.	5,000	32,400
#*	G1 Therapeutics, Inc.	1,524	36,774
	Gilead Sciences, Inc.	152,226	9,986,026
#*	Global Blood Therapeutics, Inc.	6,235	312,498
*	Globus Medical, Inc., Class A	11,357	700,613
*	Guardant Health, Inc.	5,322	827,571
*	Haemonetics Corp.	7,017	801,973
*	Hanger, Inc.	3,139	64,318
*	Harvard Bioscience, Inc.	4,139	19,205
	HCA Healthcare, Inc.	37,570	6,104,374
*	HealthStream, Inc.	2,809	65,394
*	Henry Schein, Inc.	19,692	1,296,718
	Hill-Rom Holdings, Inc.	9,182	881,839
*	HMS Holdings Corp.	12,250	451,045
*	Hologic, Inc.	36,919	2,943,552
*	Horizon Therapeutics P.L.C.	22,573	1,636,091
	Humana, Inc.	18,473	7,077,191
*	ICU Medical, Inc.	2,432	497,295
*	IDEXX Laboratories, Inc.	12,323	5,898,774
*	Illumina, Inc.	20,167	8,600,015
*	Incyte Corp.	21,869	1,962,743

Tax-Managed U.S. Equity Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Innoviva, Inc.	7,526	$90,387
*	Inogen, Inc.	2,436	119,193
*	Inovalon Holdings, Inc., Class A	8,419	205,424
#*	Insulet Corp.	9,356	2,499,736
*	Integer Holdings Corp.	5,040	371,952
*	Integra LifeSciences Holdings Corp.	9,882	652,607
*	Intellia Therapeutics, Inc.	1,500	93,930
*	Intra-Cellular Therapies, Inc.	7,505	241,286
#*	IntriCon Corp.	800	14,664
*	Intuitive Surgical, Inc.	16,218	12,125,226
*	Ionis Pharmaceuticals, Inc.	16,930	1,016,985
*	IQVIA Holdings, Inc.	21,731	3,863,772
#*	Ironwood Pharmaceuticals, Inc.	17,369	177,511
*	Jazz Pharmaceuticals P.L.C.	6,595	1,025,523
	Johnson & Johnson	364,757	59,502,809
*	Laboratory Corp. of America Holdings	13,474	3,084,333
#	LeMaitre Vascular, Inc.	2,283	109,721
#*	LENSAR, Inc.	1,109	7,752
*	LHC Group, Inc.	4,672	930,756
#*	Ligand Pharmaceuticals, Inc.	1,893	350,868
*	LivaNova P.L.C.	5,550	349,095
	Luminex Corp.	5,316	149,326
*	MacroGenics, Inc.	2,287	46,746
#*	Madrigal Pharmaceuticals, Inc.	502	59,618
*	Magellan Health, Inc.	2,600	244,348
*	Masimo Corp.	7,494	1,917,864
	McKesson Corp.	20,756	3,621,299
*»	MedCath Corp.	1,565	0
*	MEDNAX, Inc.	13,100	357,237
*	Medpace Holdings, Inc.	3,665	486,675
	Medtronic P.L.C.	185,933	20,699,921
	Merck & Co., Inc.	349,652	26,947,680
*	Merit Medical Systems, Inc.	7,199	389,826
*	Mettler-Toledo International, Inc.	3,400	3,971,540
*	ModivCare, Inc.	1,602	254,029
*	Molina Healthcare, Inc.	8,093	1,728,746
*	Myriad Genetics, Inc.	8,600	236,930
	National HealthCare Corp.	1,000	64,050
	National Research Corp.	700	31,710
*	Natus Medical, Inc.	3,868	94,263
#*	Nektar Therapeutics	18,655	367,504
*	Neogen Corp.	6,081	491,770
#*	NeoGenomics, Inc.	11,937	632,900
*	Neurocrine Biosciences, Inc.	11,646	1,278,149
*	NextGen Healthcare, Inc.	6,093	120,520
#*	Novavax, Inc.	866	191,334
*	Novocure, Ltd.	11,747	1,890,797
*	NuVasive, Inc.	7,093	381,178
*	Omnicell, Inc.	5,501	648,018
*	OraSure Technologies, Inc.	4,876	74,261
*	Orthofix Medical, Inc.	2,510	101,429
	Owens & Minor, Inc.	6,767	196,784
#*	Pacira BioSciences, Inc.	6,544	432,428
	Patterson Cos., Inc.	9,961	315,564
*»	PDL BioPharma, Inc.	14,616	36,102
*	Pennant Group, Inc.	3,134	168,515
#*	Penumbra, Inc.	4,797	1,252,449
	PerkinElmer, Inc.	16,170	2,378,122
	Perrigo Co. P.L.C.	16,226	692,850

Tax-Managed U.S. Equity Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	PetIQ, Inc.	3,789	$131,327
	Pfizer, Inc.	770,017	27,643,610
*	PRA Health Sciences, Inc.	7,948	979,512
	Premier, Inc., Class A	9,849	333,586
*	Prestige Consumer Healthcare, Inc.	5,722	228,880
	Quest Diagnostics, Inc.	17,526	2,263,483
*	Quidel Corp.	5,538	1,389,872
*	R1 RCM, Inc.	12,353	311,666
*	RadNet, Inc.	1,992	35,677
*	Regeneron Pharmaceuticals, Inc.	11,305	5,695,911
*	REGENXBIO, Inc.	3,356	138,703
*	Repligen Corp.	5,838	1,167,600
	ResMed, Inc.	20,050	4,041,478
#*	Revance Therapeutics, Inc.	2,727	69,375
#*	Rocket Pharmaceuticals, Inc.	687	37,840
#*	Sangamo Therapeutics, Inc.	14,055	191,991
*	Sarepta Therapeutics, Inc.	8,562	765,443
*	Seagen, Inc.	16,967	2,787,169
*	SeaSpine Holdings Corp.	866	14,081
*	Select Medical Holdings Corp.	14,748	379,024
*	STAAR Surgical Co.	2,815	288,763
	STERIS P.L.C.	11,989	2,243,262
	Stryker Corp.	46,708	10,322,935
*	Supernus Pharmaceuticals, Inc.	6,017	176,840
#*	Surgalign Holdings, Inc.	5,843	9,816
*	Surmodics, Inc.	1,400	63,700
*	Syneos Health, Inc.	9,745	724,541
*	Tactile Systems Technology, Inc.	1,413	77,079
*	Taro Pharmaceutical Industries, Ltd.	923	68,985
#*	Teladoc Health, Inc.	9,988	2,635,134
	Teleflex, Inc.	6,387	2,411,923
*	Tenet Healthcare Corp.	13,193	623,633
	Thermo Fisher Scientific, Inc.	54,688	27,874,474
*	Travere Therapeutics, Inc.	1,459	36,840
*	Triple-S Management Corp., Class B	2,641	61,879
*	United Therapeutics Corp.	5,524	904,942
	UnitedHealth Group, Inc.	131,466	43,854,428
	Universal Health Services, Inc., Class B	10,287	1,282,583
	US Physical Therapy, Inc.	1,602	192,785
	Utah Medical Products, Inc.	276	23,921
*	Varex Imaging Corp.	4,622	89,482
*	Varian Medical Systems, Inc.	12,464	2,188,304
*	Veeva Systems, Inc., Class A	19,050	5,266,182
#*	Vericel Corp.	2,018	83,283
*	Vertex Pharmaceuticals, Inc.	34,482	7,899,137
*	Viatris, Inc.	150,678	2,560,019
*	Vocera Communications, Inc.	2,138	93,965
*	Waters Corp.	8,611	2,279,073
	West Pharmaceutical Services, Inc.	10,103	3,025,747
*	Xencor, Inc.	5,879	268,964
	Zimmer Biomet Holdings, Inc.	27,872	4,283,090
	Zoetis, Inc.	66,278	10,223,381
#*	Zogenix, Inc.	3,236	61,355
TOTAL HEALTH CARE			670,976,842
INDUSTRIALS — (8.9%)
	3M Co.	72,798	12,787,697
	AAON, Inc.	7,351	543,974
	AAR Corp.	3,583	120,210

Tax-Managed U.S. Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	ABM Industries, Inc.	6,130	$225,216
	ACCO Brands Corp.	8,820	71,354
	Acme United Corp.	400	12,544
	Acuity Brands, Inc.	4,582	550,940
	Advanced Drainage Systems, Inc.	7,190	593,031
*	AECOM	22,340	1,119,234
*	Aegion Corp.	4,222	77,558
#*	Aerojet Rocketdyne Holdings, Inc.	11,251	585,502
*	AeroVironment, Inc.	2,727	312,978
	AGCO Corp.	8,730	968,157
	Air Lease Corp.	11,973	474,490
*	Air Transport Services Group, Inc.	8,719	221,550
	Alamo Group, Inc.	1,990	277,784
	Alaska Air Group, Inc.	14,122	689,577
	Albany International Corp., Class A	4,033	280,374
	Allegiant Travel Co.	1,647	298,914
	Allegion P.L.C.	12,795	1,369,193
	Allison Transmission Holdings, Inc.	17,396	708,017
	Altra Industrial Motion Corp.	5,270	270,931
	AMERCO	1,054	487,412
*	Ameresco, Inc., Class A	1,700	95,353
#	American Airlines Group, Inc.	5,300	91,001
*	American Woodmark Corp.	1,498	129,592
	AMETEK, Inc.	31,718	3,592,381
	AO Smith Corp.	17,264	937,435
	Apogee Enterprises, Inc.	3,000	105,300
	Applied Industrial Technologies, Inc.	4,882	343,644
	ARC Document Solutions, Inc.	3,000	5,880
	ArcBest Corp.	3,000	139,050
	Arcosa, Inc.	6,333	353,318
	Argan, Inc.	1,347	58,231
*	Armstrong Flooring, Inc.	2,523	9,486
	Armstrong World Industries, Inc.	7,082	553,883
*	ASGN, Inc.	5,785	479,634
	Astec Industries, Inc.	2,360	140,349
*	Astronics Corp.	1,186	14,778
#*	Astronics Corp., Class B	2,338	29,307
*	Atkore International Group, Inc.	6,493	288,029
*	Atlas Air Worldwide Holdings, Inc.	3,143	162,870
*	Avis Budget Group, Inc.	10,677	441,387
*	Axon Enterprise, Inc.	8,025	1,317,384
	AZZ, Inc.	2,800	133,252
	Barnes Group, Inc.	6,294	302,553
	Barrett Business Services, Inc.	825	52,016
*	Beacon Roofing Supply, Inc.	6,843	272,146
	Boeing Co. (The)	74,579	14,482,496
	Boise Cascade Co.	6,152	293,020
	Brady Corp., Class A	6,680	306,679
	Brink's Co. (The)	6,947	473,299
*	Builders FirstSource, Inc.	26,022	995,341
	BWX Technologies, Inc.	12,816	691,039
	CAI International, Inc.	1,400	45,458
	Carlisle Cos., Inc.	8,398	1,217,122
	Carrier Global Corp.	115,109	4,431,696
*	Casella Waste Systems, Inc., Class A	7,922	453,455
	Caterpillar, Inc.	75,504	13,805,151
*	CBIZ, Inc.	5,600	145,096
*	CECO Environmental Corp.	1,246	8,635
	CH Robinson Worldwide, Inc.	18,522	1,584,742

Tax-Managed U.S. Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Chart Industries, Inc.	3,701	$444,527
#*	Cimpress P.L.C.	3,505	320,322
	Cintas Corp.	11,864	3,774,176
*	CIRCOR International, Inc.	1,580	50,513
*	Clean Harbors, Inc.	7,136	552,755
*	Colfax Corp.	6,482	240,612
	Columbus McKinnon Corp.	2,000	86,380
	Comfort Systems USA, Inc.	4,929	273,214
*	Commercial Vehicle Group, Inc.	1,374	11,377
#	Copa Holdings SA, Class A	3,579	276,907
*	Copart, Inc.	29,306	3,216,333
	CoreLogic, Inc.	11,749	884,582
*	CoStar Group, Inc.	5,234	4,709,082
	Covanta Holding Corp.	6,577	93,065
*	Covenant Logistics Group, Inc.	779	11,755
*	CPI Aerostructures, Inc.	541	2,121
	CRA International, Inc.	1,072	57,041
	Crane Co.	5,850	442,728
	CSW Industrials, Inc.	1,519	176,994
	CSX Corp.	104,822	8,989,011
	Cubic Corp.	4,150	253,897
	Cummins, Inc.	19,428	4,554,312
	Curtiss-Wright Corp.	5,700	591,603
	Deere & Co.	41,371	11,947,945
	Delta Air Lines, Inc.	83,105	3,154,666
	Deluxe Corp.	5,100	172,839
	Donaldson Co., Inc.	17,602	1,046,263
	Douglas Dynamics, Inc.	3,141	128,153
	Dover Corp.	19,891	2,317,103
*	Ducommun, Inc.	1,100	54,274
*	DXP Enterprises, Inc.	1,275	29,567
*	Dycom Industries, Inc.	3,892	315,797
	Eastern Co. (The)	600	14,124
	Eaton Corp. P.L.C.	54,404	6,403,351
*	Echo Global Logistics, Inc.	2,925	77,015
	EMCOR Group, Inc.	8,359	738,100
	Emerson Electric Co.	83,357	6,614,378
	Encore Wire Corp.	3,200	184,800
	Enerpac Tool Group Corp.	6,838	138,606
	EnerSys	5,842	480,388
	Ennis, Inc.	2,716	49,431
	EnPro Industries, Inc.	3,009	217,220
	Equifax, Inc.	17,466	3,093,403
	ESCO Technologies, Inc.	4,375	415,975
*	Evoqua Water Technologies Corp.	8,192	223,232
	Expeditors International of Washington, Inc.	23,436	2,097,991
	Exponent, Inc.	7,325	604,898
	Fastenal Co.	79,300	3,615,287
	Federal Signal Corp.	8,821	288,358
	FedEx Corp.	34,241	8,058,277
	Flowserve Corp.	13,500	480,060
	Fluor Corp.	15,267	263,966
*	Forrester Research, Inc.	1,137	45,093
	Fortive Corp.	41,017	2,710,403
	Fortune Brands Home & Security, Inc.	19,232	1,658,760
	Forward Air Corp.	4,083	292,710
*	Franklin Covey Co.	1,500	36,075
	Franklin Electric Co., Inc.	5,400	374,868
#*	FTI Consulting, Inc.	5,774	634,967

Tax-Managed U.S. Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	GATX Corp.	4,700	$436,160
*	Gencor Industries, Inc.	600	7,686
*	Generac Holdings, Inc.	8,628	2,126,112
	General Dynamics Corp.	31,375	4,602,085
	General Electric Co.	1,000,399	10,684,261
*	Gibraltar Industries, Inc.	4,240	380,031
*	GMS, Inc.	4,371	126,715
	Gorman-Rupp Co. (The)	2,441	76,892
*	GP Strategies Corp.	1,526	18,434
	Graco, Inc.	24,201	1,668,417
	Graham Corp.	1,500	22,140
	Granite Construction, Inc.	5,338	158,058
*	Great Lakes Dredge & Dock Corp.	6,665	90,844
	Greenbrier Cos., Inc. (The)	3,749	135,639
	Griffon Corp.	5,003	112,367
	H&E Equipment Services, Inc.	3,851	105,825
	Hawaiian Holdings, Inc.	5,254	102,821
	Healthcare Services Group, Inc.	8,500	275,570
	Heartland Express, Inc.	5,162	96,891
	HEICO Corp.	6,163	725,632
	HEICO Corp., Class A	11,035	1,173,131
	Heidrick & Struggles International, Inc.	1,861	54,267
	Helios Technologies, Inc.	3,335	181,924
*	Herc Holdings, Inc.	1,561	99,873
	Herman Miller, Inc.	7,886	270,096
	Hexcel Corp.	10,870	474,584
	Hillenbrand, Inc.	1	41
	HNI Corp.	4,878	157,364
	Honeywell International, Inc.	97,200	18,989,964
	Howmet Aerospace, Inc.	50,495	1,241,167
*	Hub Group, Inc., Class A	4,335	228,151
	Hubbell, Inc.	7,536	1,172,602
*	Hudson Global, Inc.	314	4,986
	Huntington Ingalls Industries, Inc.	5,791	911,098
	Hurco Cos., Inc.	883	25,978
*	Huron Consulting Group, Inc.	2,384	126,257
	Hyster-Yale Materials Handling, Inc.	1,066	95,631
*	IAA, Inc.	19,875	1,135,657
	ICF International, Inc.	1,950	150,404
	IDEX Corp.	10,641	1,981,248
*	IES Holdings, Inc.	858	39,022
	Illinois Tool Works, Inc.	44,127	8,569,905
*	Ingersoll Rand, Inc.	43,788	1,832,090
	Innovative Solutions & Support, Inc.	1,906	11,188
	Insperity, Inc.	5,654	443,782
	Insteel Industries, Inc.	2,000	50,480
	Interface, Inc.	6,700	67,268
	ITT, Inc.	12,990	970,483
	Jacobs Engineering Group, Inc.	18,846	1,902,692
	JB Hunt Transport Services, Inc.	12,057	1,623,596
*	JELD-WEN Holding, Inc.	7,812	203,034
*	JetBlue Airways Corp.	26,500	380,010
	John Bean Technologies Corp.	4,198	486,464
	Johnson Controls International P.L.C.	102,350	5,099,077
	Kadant, Inc.	1,300	185,835
	Kaman Corp.	3,749	188,800
	Kansas City Southern	13,035	2,641,803
	KAR Auction Services, Inc.	16,984	313,525
	Kelly Services, Inc., Class A	2,829	55,222

Tax-Managed U.S. Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Kennametal, Inc.	10,202	$386,452
	Kforce, Inc.	3,290	140,319
	Kimball International, Inc., Class B	4,201	50,790
*	Kirby Corp.	6,514	330,651
	Knight-Swift Transportation Holdings, Inc.	15,907	636,280
	Knoll, Inc.	5,103	76,341
	Korn Ferry	6,571	299,638
*	Kratos Defense & Security Solutions, Inc.	11,735	311,447
	L3Harris Technologies, Inc.	29,952	5,137,068
	Landstar System, Inc.	5,210	726,274
*	Lawson Products, Inc.	649	32,184
*	LB Foster Co., Class A	581	8,802
	Lennox International, Inc.	4,757	1,310,506
	Lincoln Electric Holdings, Inc.	8,460	968,670
	Lindsay Corp.	1,349	188,631
	Lockheed Martin Corp.	34,476	11,095,066
	LSI Industries, Inc.	2,400	23,052
*	Lydall, Inc.	2,435	73,294
	Macquarie Infrastructure Corp.	8,465	235,242
*	Manitowoc Co., Inc. (The)	2,711	35,623
	ManpowerGroup, Inc.	8,043	711,323
	Marten Transport, Ltd.	8,394	133,045
	Masco Corp.	36,440	1,979,056
*	Masonite International Corp.	896	89,152
#*	MasTec, Inc.	8,119	626,381
*	Matrix Service Co.	3,023	35,641
	Matson, Inc.	5,500	328,900
	Matthews International Corp., Class A	3,280	100,138
	McGrath RentCorp	2,786	194,435
*	Mercury Systems, Inc.	6,319	449,028
*	Meritor, Inc.	9,597	247,699
*	Middleby Corp. (The)	7,154	970,941
	Miller Industries, Inc.	1,421	56,669
*	Mistras Group, Inc.	1,002	6,924
	Moog, Inc., Class A	3,953	292,008
*	MRC Global, Inc.	9,392	64,899
	MSA Safety, Inc.	5,210	813,385
	MSC Industrial Direct Co., Inc., Class A	5,817	451,225
	Mueller Industries, Inc.	5,800	198,070
	Mueller Water Products, Inc., Class A	20,622	247,258
*	MYR Group, Inc.	2,509	139,525
	National Presto Industries, Inc.	737	65,895
*	Navistar International Corp.	4,516	198,704
	Nielsen Holdings P.L.C.	39,100	873,103
	Nordson Corp.	7,302	1,306,985
	Norfolk Southern Corp.	35,342	8,362,624
	Northrop Grumman Corp.	22,019	6,310,866
*	NOW, Inc.	15,137	125,486
*	NV5 Global, Inc.	1,435	125,319
	nVent Electric P.L.C.	22,197	496,769
	Old Dominion Freight Line, Inc.	13,069	2,535,386
	Omega Flex, Inc.	302	55,870
	Oshkosh Corp.	9,200	842,628
	Otis Worldwide Corp.	53,818	3,479,334
	Owens Corning	13,944	1,082,054
	PACCAR, Inc.	44,718	4,079,176
*	PAM Transportation Services, Inc.	235	12,138
	Park Aerospace Corp.	2,539	33,718
	Parker-Hannifin Corp.	17,893	4,734,667

Tax-Managed U.S. Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Park-Ohio Holdings Corp.	500	$14,095
	Pentair P.L.C.	22,197	1,208,849
*	Perma-Pipe International Holdings, Inc.	996	6,066
*	PGT Innovations, Inc.	7,509	155,511
	Pitney Bowes, Inc.	16,640	155,418
#	Powell Industries, Inc.	700	20,069
	Primoris Services Corp.	3,853	112,142
*	Proto Labs, Inc.	4,110	870,498
	Quanex Building Products Corp.	3,800	83,562
	Quanta Services, Inc.	19,209	1,353,658
	Raven Industries, Inc.	3,878	125,143
	Raytheon Technologies Corp.	193,972	12,943,752
*	RBC Bearings, Inc.	3,951	661,121
	Regal Beloit Corp.	5,376	674,580
	Republic Services, Inc.	31,068	2,812,275
*	Resideo Technologies, Inc.	14,997	346,431
	Resources Connection, Inc.	3,527	40,702
	Rexnord Corp.	15,137	573,087
	Robert Half International, Inc.	15,993	1,079,527
	Rockwell Automation, Inc.	16,018	3,980,954
	Rollins, Inc.	32,821	1,182,212
	Roper Technologies, Inc.	14,112	5,544,746
	Rush Enterprises, Inc., Class A	4,374	183,664
	Ryder System, Inc.	6,155	385,241
*	Saia, Inc.	4,202	742,703
	Schneider National, Inc., Class B	5,924	124,404
*	SEACOR Holdings, Inc.	2,200	91,828
*	Sensata Technologies Holding P.L.C.	15,620	851,290
	Shyft Group, Inc. (The)	3,375	101,925
*	SIFCO Industries, Inc.	100	827
	Simpson Manufacturing Co., Inc.	6,128	563,776
#*	SiteOne Landscape Supply, Inc.	4,819	759,860
	SkyWest, Inc.	5,726	223,257
	Snap-on, Inc.	6,656	1,198,013
	Southwest Airlines Co.	68,480	3,009,011
*	SP Plus Corp.	2,343	67,947
	Spirit AeroSystems Holdings, Inc., Class A	11,500	389,505
*	Spirit Airlines, Inc.	8,251	214,031
*	SPX Corp.	7,521	388,911
*	SPX FLOW, Inc.	5,735	303,783
	Standex International Corp.	1,820	149,076
	Stanley Black & Decker, Inc.	20,397	3,538,676
	Steelcase, Inc., Class A	8,272	106,957
*	Stericycle, Inc.	11,357	743,656
#*	Sunrun, Inc.	12,203	845,302
	Systemax, Inc.	373	14,334
*	Team, Inc.	2,701	26,686
*	Teledyne Technologies, Inc.	4,813	1,718,289
	Tennant Co.	2,004	135,771
	Terex Corp.	7,500	268,200
	Tetra Tech, Inc.	8,557	1,040,274
*	Textainer Group Holdings, Ltd.	2,100	38,031
	Textron, Inc.	31,299	1,416,593
*	Thermon Group Holdings, Inc.	2,619	38,211
	Timken Co. (The)	8,560	647,650
*	Titan Machinery, Inc.	1,496	31,865
	Toro Co. (The)	14,747	1,389,905
*	TPI Composites, Inc.	2,700	161,757
	Trane Technologies P.L.C.	33,295	4,772,838

Tax-Managed U.S. Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	TransDigm Group, Inc.	6,697	$3,705,316
	TransUnion	26,686	2,322,749
#*	Trex Co., Inc.	18,864	1,731,149
*	TriMas Corp.	6,804	215,347
*	TriNet Group, Inc.	5,773	427,837
	Trinity Industries, Inc.	13,726	381,720
	Triton International, Ltd.	5,967	276,511
*	TrueBlue, Inc.	4,498	83,618
#*	Tutor Perini Corp.	500	7,450
*	Twin Disc, Inc.	668	5,544
	UFP Industries, Inc.	8,425	454,444
	UniFirst Corp.	1,640	348,992
	Union Pacific Corp.	94,443	18,649,659
*	United Airlines Holdings, Inc.	30,370	1,214,496
	United Parcel Service, Inc., Class B	98,260	15,230,300
*	United Rentals, Inc.	7,428	1,805,078
*	Univar Solutions, Inc.	11,753	218,488
	Universal Logistics Holdings, Inc.	741	15,709
#	US Ecology, Inc.	3,770	124,410
*	USA Truck, Inc.	951	9,805
	Valmont Industries, Inc.	2,900	559,468
*	Vectrus, Inc.	1,092	56,129
	Verisk Analytics, Inc.	21,763	3,993,510
*	Veritiv Corp.	831	15,224
	Viad Corp.	2,808	96,876
*	Vicor Corp.	1,200	103,848
*	Virco Manufacturing Corp.	1,620	4,455
	Wabash National Corp.	6,947	110,805
	Waste Management, Inc.	58,724	6,537,156
	Watsco, Inc.	4,339	1,034,808
	Watts Water Technologies, Inc., Class A	3,317	398,272
*	Welbilt, Inc.	15,353	198,207
	Werner Enterprises, Inc.	7,998	313,842
*	WESCO International, Inc.	3,167	241,040
	Westinghouse Air Brake Technologies Corp.	21,450	1,591,804
*	Willis Lease Finance Corp.	400	11,088
*	WillScot Mobile Mini Holdings Corp.	23,851	565,507
	Woodward, Inc.	6,716	751,856
	WW Grainger, Inc.	6,400	2,332,096
#*	XPO Logistics, Inc.	12,998	1,435,109
	Xylem, Inc.	23,955	2,313,813
TOTAL INDUSTRIALS			431,955,788
INFORMATION TECHNOLOGY — (28.7%)
#*	2U, Inc.	6,992	285,973
*	3D Systems Corp.	15,000	533,100
*	Acacia Communications, Inc.	2,873	328,671
	Accenture P.L.C., Class A	87,186	21,092,037
*	ACI Worldwide, Inc.	15,500	595,045
#*	ADDvantage Technologies Group, Inc.	400	1,164
*	Adobe, Inc.	67,212	30,834,849
	ADTRAN, Inc.	5,562	95,666
*	Advanced Energy Industries, Inc.	5,265	540,084
*	Advanced Micro Devices, Inc.	183,772	15,738,234
*	Agilysys, Inc.	2,000	73,580
*	Akamai Technologies, Inc.	21,995	2,442,105
*	Alarm.com Holdings, Inc.	5,092	473,149
*	Alithya Group, Inc., Class A	1,191	2,966
	Alliance Data Systems Corp.	4,582	309,972

Tax-Managed U.S. Equity Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Alpha & Omega Semiconductor, Ltd.	1,918	$55,123
#*	Altair Engineering, Inc., Class A	3,942	220,476
#*	Alteryx, Inc., Class A	6,172	777,981
*	Ambarella, Inc.	4,616	435,566
	Amdocs, Ltd.	17,972	1,269,183
	American Software, Inc., Class A	2,676	51,406
	Amkor Technology, Inc.	20,848	323,561
	Amphenol Corp., Class A	41,589	5,193,634
	Analog Devices, Inc.	51,006	7,514,714
*	Anaplan, Inc.	13,462	897,915
*	ANSYS, Inc.	11,855	4,201,056
*	Appfolio, Inc., Class A	2,372	362,465
	Apple, Inc.	2,411,332	318,199,371
	Applied Materials, Inc.	126,522	12,232,147
*	Arista Networks, Inc.	7,232	2,224,274
*	Arlo Technologies, Inc.	7,824	65,800
*	Arrow Electronics, Inc.	10,975	1,071,489
*	Aspen Technology, Inc.	9,412	1,260,267
*	Atlassian Corp. P.L.C., Class A	16,761	3,873,970
*	Autodesk, Inc.	30,303	8,406,961
	Automatic Data Processing, Inc.	59,878	9,887,055
*	Avalara, Inc.	10,106	1,515,900
*	Avaya Holdings Corp.	10,935	243,194
*	Avid Technology, Inc.	3,837	65,382
	Avnet, Inc.	13,700	483,747
*	Aware, Inc.	1,934	7,755
*	Axcelis Technologies, Inc.	6,777	232,044
*	AXT, Inc.	3,074	31,754
	Badger Meter, Inc.	4,800	440,208
	Bel Fuse, Inc., Class B	1,175	17,131
	Belden, Inc.	5,095	240,688
	Benchmark Electronics, Inc.	4,988	126,346
*	Black Knight, Inc.	21,886	1,787,867
	Blackbaud, Inc.	6,285	417,890
#*	Blackline, Inc.	1,310	169,802
*	Bm Technologies, Inc.	453	6,559
	Booz Allen Hamilton Holding Corp.	20,028	1,705,785
*	Bottomline Technologies De, Inc.	5,152	246,163
	Broadcom, Inc.	55,793	25,134,746
	Broadridge Financial Solutions, Inc.	16,317	2,305,755
	Brooks Automation, Inc.	8,686	658,051
*	CACI International, Inc., Class A	3,815	920,254
*	Cadence Design Systems, Inc.	40,107	5,229,552
*	CalAmp Corp.	2,813	28,158
*	Calix, Inc.	3,886	117,357
*	Cardtronics P.L.C., Class A	5,201	202,059
	Cass Information Systems, Inc.	1,475	59,885
	CDK Global, Inc.	16,722	834,428
	CDW Corp.	19,663	2,588,831
#*	Cerence, Inc.	5,094	570,069
*	Ceridian HCM Holding, Inc.	11,796	1,095,966
*	CEVA, Inc.	3,028	178,016
*	Ciena Corp.	22,310	1,191,131
*	Cirrus Logic, Inc.	7,925	742,493
	Cisco Systems, Inc.	583,707	26,021,658
	Citrix Systems, Inc.	16,501	2,199,748
*	Clearfield, Inc.	574	17,978
	CMC Materials, Inc.	4,300	633,433
	Cognex Corp.	24,173	1,985,328

Tax-Managed U.S. Equity Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Cognizant Technology Solutions Corp., Class A	69,240	$5,397,258
*	Coherent, Inc.	3,248	652,328
	Cohu, Inc.	4,183	170,164
	Communications Systems, Inc.	901	4,325
*	CommVault Systems, Inc.	5,113	320,994
	Comtech Telecommunications Corp.	3,063	65,364
*	Concentrix Corp.	4,883	522,090
*	Conduent, Inc.	19,121	92,163
	Corning, Inc.	108,143	3,879,089
*	Coupa Software, Inc.	9,364	2,901,623
#*	Cree, Inc.	14,882	1,504,273
	CSG Systems International, Inc.	4,900	211,141
	CTS Corp.	5,571	169,915
*	CyberOptics Corp.	1,199	29,004
	Daktronics, Inc.	4,150	19,920
*	Dell Technologies, Inc., Class C	23,492	1,712,332
*	Digi International, Inc.	2,040	37,679
*	Digital Turbine, Inc.	8,176	467,749
*	Diodes, Inc.	6,555	463,963
*	DocuSign, Inc.	15,249	3,551,340
	Dolby Laboratories, Inc., Class A	8,303	730,913
*	Dropbox, Inc., Class A	21,949	496,706
*	DSP Group, Inc.	2,560	41,293
	DXC Technology Co.	29,054	819,323
#	Ebix, Inc.	2,616	136,215
*	EchoStar Corp., Class A	5,475	114,646
*	Elastic N.V.	3,150	478,674
*	EMCORE Corp.	827	4,143
*	Endurance International Group Holdings, Inc.	7,661	72,626
*	Enphase Energy, Inc.	13,673	2,493,271
	Entegris, Inc.	20,172	1,984,723
*	Envestnet, Inc.	7,023	538,875
*	EPAM Systems, Inc.	7,736	2,664,510
*	ePlus, Inc.	1,395	117,236
*	Euronet Worldwide, Inc.	7,086	885,467
	EVERTEC, Inc.	10,804	374,899
*	Evo Payments, Inc., Class A	5,258	120,724
*	ExlService Holdings, Inc.	4,142	317,609
*	F5 Networks, Inc.	8,448	1,655,386
*	Fabrinet	5,460	431,012
*	Fair Isaac Corp.	4,225	1,901,715
*	FARO Technologies, Inc.	2,100	148,197
	Fidelity National Information Services, Inc.	86,213	10,643,857
*	FireEye, Inc.	23,894	501,774
*	First Solar, Inc.	10,929	1,083,610
*	Fiserv, Inc.	78,256	8,036,109
#*	Five9, Inc.	300	49,875
*	FleetCor Technologies, Inc.	11,933	2,896,736
*	Flex, Ltd.	67,259	1,186,449
	FLIR Systems, Inc.	17,603	916,236
*	FormFactor, Inc.	12,892	526,896
*	Fortinet, Inc.	19,527	2,826,533
*	Frequency Electronics, Inc.	798	8,499
*	Gartner, Inc.	11,479	1,743,775
	Genpact, Ltd.	22,661	867,463
	Global Payments, Inc.	41,646	7,351,352
*	Globant SA	4,910	942,720
*	GoDaddy, Inc., Class A	22,740	1,786,909
*	GSI Technology, Inc.	2,032	14,590

Tax-Managed U.S. Equity Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Guidewire Software, Inc.	11,718	$1,344,523
	Hackett Group, Inc. (The)	5,500	74,910
#*	Harmonic, Inc.	10,205	79,191
	Hewlett Packard Enterprise Co.	180,706	2,229,912
	HP, Inc.	203,221	4,946,399
*	HubSpot, Inc.	6,133	2,282,703
*	Ichor Holdings, Ltd.	1,685	60,828
*	IEC Electronics Corp.	638	9,321
#*	II-VI, Inc.	4,886	410,766
#*	Impinj, Inc.	2,300	121,831
#*	Infinera Corp.	23,036	226,905
*	Inphi Corp.	5,422	914,203
*	Insight Enterprises, Inc.	4,020	305,922
	Intel Corp.	589,556	32,726,253
	InterDigital, Inc.	4,500	288,945
	International Business Machines Corp.	105,342	12,547,286
*	Intevac, Inc.	2,384	15,973
	Intuit, Inc.	35,792	12,929,144
*	IPG Photonics Corp.	4,920	1,099,276
*	Iteris, Inc.	600	3,906
*	Itron, Inc.	5,489	472,164
#*	j2 Global, Inc.	6,237	640,166
	Jabil, Inc.	21,394	885,070
	Jack Henry & Associates, Inc.	11,132	1,611,802
	Juniper Networks, Inc.	42,678	1,042,197
	KBR, Inc.	19,579	568,770
*	Key Tronic Corp.	749	6,389
*	Keysight Technologies, Inc.	25,991	3,680,066
*	Kimball Electronics, Inc.	1,875	35,944
	KLA Corp.	22,115	6,193,748
*	Knowles Corp.	11,789	227,410
	Kulicke & Soffa Industries, Inc.	8,552	305,050
*	KVH Industries, Inc.	2,000	25,020
	Lam Research Corp.	19,485	9,429,766
*	Lattice Semiconductor Corp.	18,052	724,066
	Leidos Holdings, Inc.	18,908	2,005,382
#*	Limelight Networks, Inc.	14,044	63,970
	Littelfuse, Inc.	3,039	739,601
*	LiveRamp Holdings, Inc.	9,839	744,911
#*	Lumentum Holdings, Inc.	9,180	861,084
#*	MACOM Technology Solutions Holdings, Inc.	790	44,919
#*	MagnaChip Semiconductor Corp.	2,100	35,679
*	Manhattan Associates, Inc.	10,041	1,136,942
	ManTech International Corp., Class A	4,027	361,182
#	Marvell Technology Group, Ltd.	94,766	4,876,658
	Mastercard, Inc., Class A	123,751	39,141,204
	Maxim Integrated Products, Inc.	37,289	3,270,618
	MAXIMUS, Inc.	8,503	638,235
*	MaxLinear, Inc.	8,902	279,434
	Methode Electronics, Inc.	5,669	214,005
	Microchip Technology, Inc.	33,849	4,607,187
*	Micron Technology, Inc.	155,454	12,167,385
	Microsoft Corp.	995,967	231,024,505
*	MicroStrategy, Inc., Class A	451	278,407
*	Mimecast, Ltd.	5,710	245,873
	MKS Instruments, Inc.	7,490	1,183,944
#*	MongoDB, Inc.	6,635	2,452,362
	Monolithic Power Systems, Inc.	5,983	2,125,700
	Motorola Solutions, Inc.	23,431	3,925,864

Tax-Managed U.S. Equity Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	MTS Systems Corp.	2,598	$152,087
	National Instruments Corp.	14,365	594,711
*	NCR Corp.	16,491	550,140
	NetApp, Inc.	32,943	2,188,733
*	NETGEAR, Inc.	3,951	163,532
*	Netscout Systems, Inc.	4,436	129,686
	NIC, Inc.	8,518	229,305
	NortonLifeLock, Inc.	77,552	1,634,021
*	Novanta, Inc.	4,534	566,387
#*	Nuance Communications, Inc.	40,758	1,856,119
	NVIDIA Corp.	83,317	43,290,680
*	Okta, Inc.	15,927	4,125,252
*	ON Semiconductor Corp.	51,755	1,785,030
*	OneSpan, Inc.	601	14,015
*	Onto Innovation, Inc.	11,380	615,089
*	Optical Cable Corp.	668	2,164
	Oracle Corp.	297,125	17,955,264
*	OSI Systems, Inc.	2,078	187,062
*	Palo Alto Networks, Inc.	13,336	4,677,602
#*	PAR Technology Corp.	1,750	108,955
	Paychex, Inc.	44,428	3,879,453
*	Paycom Software, Inc.	7,182	2,727,293
*	Paylocity Holding Corp.	4,802	900,183
*	PayPal Holdings, Inc.	159,367	37,341,282
	PC Connection, Inc.	1,900	93,271
*	PDF Solutions, Inc.	3,109	60,066
	Pegasystems, Inc.	4,961	632,279
*	Perficient, Inc.	2,556	139,583
	Perspecta, Inc.	18,382	532,159
*	Photronics, Inc.	5,488	60,917
*	Plexus Corp.	3,889	299,142
	Power Integrations, Inc.	8,732	703,363
*	PRGX Global, Inc.	2,100	15,792
	Progress Software Corp.	6,750	271,215
*	Proofpoint, Inc.	6,895	890,007
*	PTC, Inc.	14,723	1,956,834
#*	Pure Storage, Inc., Class A	32,390	749,181
	QAD, Inc., Class A	739	47,880
	QAD, Inc., Class B	184	8,317
*	Qorvo, Inc.	15,862	2,710,499
	QUALCOMM, Inc.	156,365	24,436,722
#*	Qualys, Inc.	4,950	685,426
*	Rambus, Inc.	13,613	258,579
#*	RealPage, Inc.	10,877	941,622
*	Ribbon Communications, Inc.	7,000	51,170
#*	RingCentral, Inc., Class A	10,730	4,001,432
*	Rogers Corp.	2,468	385,181
	Sabre Corp.	4,076	43,939
*	Sailpoint Technologies Holdings, Inc.	5,468	302,435
*	salesforce.com, Inc.	118,653	26,763,371
*	Sanmina Corp.	7,765	241,491
*	ScanSource, Inc.	2,184	52,831
	Science Applications International Corp.	8,020	770,161
	Seagate Technology P.L.C.	34,199	2,261,238
*	Semtech Corp.	9,964	706,946
*	ServiceNow, Inc.	26,080	14,165,613
*	Silicon Laboratories, Inc.	5,917	776,133
	Skyworks Solutions, Inc.	23,303	3,944,033
*	Slack Technologies, Inc., Class A	24,226	1,021,610

Tax-Managed U.S. Equity Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	SolarEdge Technologies, Inc.	6,275	$1,809,271
*	SolarWinds Corp.	2,500	42,025
*	Splunk, Inc.	21,856	3,606,896
*	SPS Commerce, Inc.	5,228	516,997
*	Square, Inc., Class A	48,753	10,528,698
	SS&C Technologies Holdings, Inc.	30,412	1,912,307
*	Super Micro Computer, Inc.	2,900	89,900
*	Sykes Enterprises, Inc.	5,295	204,334
*	Synaptics, Inc.	4,600	456,412
	SYNNEX Corp.	4,883	398,550
*	Synopsys, Inc.	20,768	5,305,186
	TE Connectivity, Ltd.	46,031	5,542,132
#*	Teradata Corp.	14,485	389,646
	Teradyne, Inc.	24,034	2,727,378
	Texas Instruments, Inc.	126,624	20,980,331
*	Trade Desk, Inc. (The), Class A	5,324	4,078,131
*	TransAct Technologies, Inc.	600	5,550
*	Trimble, Inc.	33,593	2,214,115
	TTEC Holdings, Inc.	2,400	181,392
#*	TTM Technologies, Inc.	10,121	135,723
*	Twilio, Inc., Class A	11,933	4,289,078
*	Tyler Technologies, Inc.	5,539	2,341,834
#	Ubiquiti, Inc.	940	289,511
*	Ultra Clean Holdings, Inc.	5,216	201,338
*	Unisys Corp.	8,665	207,007
	Universal Display Corp.	5,478	1,264,432
*	Upland Software, Inc.	2,329	111,070
*	Veeco Instruments, Inc.	5,634	104,004
*	Verint Systems, Inc.	8,843	652,879
*	VeriSign, Inc.	14,705	2,853,799
#*	ViaSat, Inc.	5,549	241,603
*	Viavi Solutions, Inc.	31,451	485,918
*	Virtusa Corp.	3,423	174,744
	Visa, Inc., Class A	233,571	45,137,596
	Vishay Intertechnology, Inc.	16,928	364,798
*	Vishay Precision Group, Inc.	1,973	63,116
#*	VMware, Inc., Class A	10,679	1,472,100
*	Vontier Corp.	16,406	532,047
	Wayside Technology Group, Inc.	152	2,759
	Western Digital Corp.	34,746	1,960,717
	Western Union Co. (The)	58,396	1,300,479
*	WEX, Inc.	5,640	1,063,704
*	Workday, Inc., Class A	23,359	5,314,873
	Xerox Holdings Corp.	19,258	404,996
	Xilinx, Inc.	33,783	4,411,046
	Xperi Holding Corp.	12,766	245,873
*	Zebra Technologies Corp., Class A	7,337	2,845,509
*	Zendesk, Inc.	15,467	2,230,960
*	Zscaler, Inc.	9,124	1,822,063
TOTAL INFORMATION TECHNOLOGY			1,383,468,566
MATERIALS — (2.8%)
*	AdvanSix, Inc.	3,590	76,539
	Air Products & Chemicals, Inc.	30,719	8,194,600
	Albemarle Corp.	15,110	2,457,793
*	Alcoa Corp.	21,233	382,194
*	Allegheny Technologies, Inc.	14,483	246,356
	Amcor P.L.C.	101,003	1,104,973
	American Vanguard Corp.	2,950	48,822

Tax-Managed U.S. Equity Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	AptarGroup, Inc.	8,000	$1,063,760
*	Arconic Corp.	14,750	371,700
	Ashland Global Holdings, Inc.	7,844	627,442
	Avery Dennison Corp.	11,601	1,750,243
	Avient Corp.	2,032	78,090
*	Axalta Coating Systems, Ltd.	16,787	453,081
	Balchem Corp.	4,312	461,513
	Ball Corp.	44,782	3,941,712
#*	Berry Global Group, Inc.	16,920	835,340
	Cabot Corp.	7,768	341,093
	Carpenter Technology Corp.	5,484	171,320
	Celanese Corp.	17,215	2,102,812
*	Century Aluminum Co.	6,132	59,787
	CF Industries Holdings, Inc.	28,317	1,171,757
	Chase Corp.	1,300	130,312
	Chemours Co. (The)	19,364	510,048
*	Clearwater Paper Corp.	2,101	80,006
*	Coeur Mining, Inc.	34,065	308,288
	Commercial Metals Co.	14,074	277,117
	Compass Minerals International, Inc.	3,878	225,932
*	Core Molding Technologies, Inc.	389	4,660
	Corteva, Inc.	92,500	3,687,050
*	Crown Holdings, Inc.	19,459	1,754,229
	Domtar Corp.	6,303	188,901
	Dow, Inc.	95,366	4,949,495
	DuPont de Nemours, Inc.	88,238	7,010,509
	Eagle Materials, Inc.	4,745	522,092
	Eastman Chemical Co.	18,808	1,849,767
	Ecolab, Inc.	34,530	7,061,730
	Element Solutions, Inc.	23,645	402,674
*	Ferro Corp.	10,185	140,451
»	Ferroglobe Representation & Warranty Insurance Trust	6,858	0
	FMC Corp.	18,100	1,960,049
	Freeport-McMoRan, Inc.	185,978	5,004,668
	Friedman Industries, Inc.	599	4,289
	FutureFuel Corp.	1,256	16,705
*	GCP Applied Technologies, Inc.	5,424	134,461
	Glatfelter Corp.	4,200	65,730
	Graphic Packaging Holding Co.	35,989	563,588
	Greif, Inc., Class A	3,457	156,118
	Hawkins, Inc.	888	48,778
	Haynes International, Inc.	1,733	40,188
	HB Fuller Co.	6,500	330,785
	Hecla Mining Co.	47,181	268,460
	Huntsman Corp.	27,042	714,450
*	Ingevity Corp.	5,084	333,968
	Innospec, Inc.	3,975	348,965
#	International Flavors & Fragrances, Inc.	9,770	1,097,953
	International Paper Co.	47,791	2,404,365
	Kaiser Aluminum Corp.	1,800	156,060
*	Koppers Holdings, Inc.	1,900	63,232
*	Kraton Corp.	4,383	123,075
	Kronos Worldwide, Inc.	2,426	34,352
	Linde P.L.C.	72,802	17,865,611
#*	Livent Corp.	16,928	308,428
	Louisiana-Pacific Corp.	17,000	646,170
	LyondellBasell Industries NV, Class A	34,179	2,931,191
	Martin Marietta Materials, Inc.	8,399	2,413,957
	Materion Corp.	4,330	295,263

Tax-Managed U.S. Equity Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Mercer International, Inc.	3,588	$40,544
	Minerals Technologies, Inc.	4,300	265,009
	Mosaic Co. (The)	39,149	1,016,308
	Myers Industries, Inc.	3,889	77,974
	Neenah, Inc.	1,500	76,380
	NewMarket Corp.	1,212	475,334
	Newmont Corp.	105,809	6,306,216
	Northern Technologies International Corp.	600	7,920
	Nucor Corp.	38,635	1,882,684
	O-I Glass, Inc.	17,052	215,537
	Olin Corp.	21,720	519,325
	Packaging Corp. of America	12,843	1,726,870
	PPG Industries, Inc.	32,665	4,400,302
*	Rayonier Advanced Materials, Inc.	4,767	32,988
	Reliance Steel & Aluminum Co.	9,186	1,066,311
	Royal Gold, Inc.	9,190	982,227
	RPM International, Inc.	18,490	1,524,870
	Schnitzer Steel Industries, Inc., Class A	1,369	40,413
	Schweitzer-Mauduit International, Inc.	3,186	118,328
	Scotts Miracle-Gro Co. (The)	5,865	1,298,570
	Sealed Air Corp.	21,112	892,404
	Sensient Technologies Corp.	5,521	389,396
	Sherwin-Williams Co. (The)	11,353	7,854,005
	Silgan Holdings, Inc.	11,200	408,016
	Sonoco Products Co.	11,872	687,508
	Southern Copper Corp.	10,534	699,563
	Steel Dynamics, Inc.	27,041	926,695
	Stepan Co.	2,863	322,603
*	Summit Materials, Inc., Class A	11,741	241,043
	SunCoke Energy, Inc.	6,923	34,130
#*	Synalloy Corp.	737	5,896
*	TimkenSteel Corp.	4,280	21,528
*	Trecora Resources	613	3,868
	Tredegar Corp.	2,230	32,536
	Trinseo SA	3,678	186,953
*	Tronox Holdings P.L.C., Class A	10,657	163,585
	United States Lime & Minerals, Inc.	353	42,713
#	United States Steel Corp.	20,893	371,060
*	Universal Stainless & Alloy Products, Inc.	545	3,957
#*	US Concrete, Inc.	1,426	63,158
	Valvoline, Inc.	20,335	482,753
	Verso Corp., Class A	3,081	35,432
	Vulcan Materials Co.	17,700	2,639,778
	Warrior Met Coal, Inc.	4,151	95,556
	Westlake Chemical Corp.	5,120	391,475
	WestRock Co.	30,308	1,255,660
	Worthington Industries, Inc.	5,620	294,151
	WR Grace & Co.	4,352	252,503
TOTAL MATERIALS			134,247,082
REAL ESTATE — (0.1%)
*	CBRE Group, Inc., Class A	43,132	2,630,189
*	Forestar Group, Inc.	384	8,252
*	Howard Hughes Corp. (The)	4,704	405,344
*	Jones Lang LaSalle, Inc.	6,223	909,865
	Kennedy-Wilson Holdings, Inc.	14,568	250,424
*	Marcus & Millichap, Inc.	2,977	106,368
	Newmark Group, Inc., Class A	17,260	116,678
*	Rafael Holdings, Inc., Class B	900	21,132

Tax-Managed U.S. Equity Portfolio
CONTINUED
		Shares	Value†
REAL ESTATE — (Continued)
	RE/MAX Holdings, Inc., Class A	2,120	$76,786
*	Redfin Corp.	7,246	515,988
	St Joe Co. (The)	4,493	199,938
*	Tejon Ranch Co.	1,978	31,510
TOTAL REAL ESTATE			5,272,474
UTILITIES — (2.7%)
	AES Corp.	92,728	2,261,636
	ALLETE, Inc.	5,981	375,846
	Alliant Energy Corp.	33,635	1,636,343
	Ameren Corp.	34,396	2,501,277
	American Electric Power Co., Inc.	69,469	5,620,737
	American States Water Co.	6,335	489,442
	American Water Works Co., Inc.	25,651	4,079,022
	Artesian Resources Corp., Class A	471	19,254
#	Atlantica Sustainable Infrastructure P.L.C.	9,595	396,753
	Atmos Energy Corp.	16,320	1,452,480
	Avangrid, Inc.	10,600	490,462
	Avista Corp.	8,367	313,595
	Black Hills Corp.	7,166	423,654
	Brookfield Renewable Corp., Class A	2,053	114,865
	California Water Service Group	6,569	358,930
#	CenterPoint Energy, Inc.	62,220	1,312,220
	Chesapeake Utilities Corp.	2,334	236,738
	Clearway Energy, Inc., Class A	4,523	130,398
#	Clearway Energy, Inc., Class C	10,697	331,393
	CMS Energy Corp.	39,388	2,240,389
	Consolidated Edison, Inc.	39,071	2,765,445
	Consolidated Water Co., Ltd.	777	9,845
	Dominion Energy, Inc.	98,702	7,194,389
	DTE Energy Co.	26,433	3,138,126
	Duke Energy Corp.	95,978	9,021,932
	Edison International	43,943	2,555,725
	Entergy Corp.	25,630	2,443,308
	Essential Utilities, Inc.	30,399	1,407,474
	Evergy, Inc.	32,392	1,740,422
	Eversource Energy	46,871	4,101,212
	Exelon Corp.	117,106	4,866,925
	FirstEnergy Corp.	61,965	1,906,043
	Genie Energy, Ltd., Class B	1,407	10,384
	Hawaiian Electric Industries, Inc.	15,351	507,504
	IDACORP, Inc.	6,882	607,681
	MDU Resources Group, Inc.	25,795	678,151
	MGE Energy, Inc.	4,689	298,596
	Middlesex Water Co.	1,620	128,952
	National Fuel Gas Co.	9,355	376,632
	New Jersey Resources Corp.	10,978	384,340
	NextEra Energy, Inc.	271,504	21,956,528
	NiSource, Inc.	44,423	983,969
	Northwest Natural Holding Co.	3,486	162,831
	NorthWestern Corp.	6,038	328,890
	NRG Energy, Inc.	35,724	1,479,331
	OGE Energy Corp.	24,908	760,192
	ONE Gas, Inc.	6,150	449,749
	Ormat Technologies, Inc.	5,235	597,628
	Otter Tail Corp.	5,036	199,879
*	PG&E Corp.	25,300	289,179
	Pinnacle West Capital Corp.	13,915	1,047,104
	PNM Resources, Inc.	10,346	501,988

Tax-Managed U.S. Equity Portfolio
CONTINUED
	Shares	Value†
UTILITIES — (Continued)
Portland General Electric Co.	10,407	$440,112
PPL Corp.	88,608	2,451,783
Public Service Enterprise Group, Inc.	67,243	3,794,522
RGC Resources, Inc.	300	6,753
Sempra Energy	40,501	5,012,404
SJW Group	3,581	236,955
South Jersey Industries, Inc.	11,487	265,350
Southern Co. (The)	143,581	8,459,793
Southwest Gas Holdings, Inc.	6,490	389,140
Spire, Inc.	5,900	361,021
UGI Corp.	23,803	856,670
Unitil Corp.	1,600	65,232
Vistra Corp.	48,697	972,479
WEC Energy Group, Inc.	44,359	3,943,515
Xcel Energy, Inc.	73,289	4,689,763
York Water Co. (The)	900	39,096
TOTAL UTILITIES		129,670,376
TOTAL COMMON STOCKS		4,794,686,782
PREFERRED STOCKS — (0.0%)
CONSUMER DISCRETIONARY — (0.0%)
Qurate Retail, Inc.	1,837	183,810
INDUSTRIALS — (0.0%)
WESCO International, Inc.	3,095	96,193
TOTAL PREFERRED STOCKS		280,003
TOTAL INVESTMENT SECURITIES (Cost $1,640,083,239)		4,794,966,785

TEMPORARY CASH INVESTMENTS — (0.2%)
	State Street Institutional U.S. Government Money Market Fund 0.030%	8,197,915	8,197,915
SECURITIES LENDING COLLATERAL — (0.4%)
@§	The DFA Short Term Investment Fund	1,840,893	21,300,971
TOTAL INVESTMENTS — (100.0%)
(Cost $1,669,576,529)^^			$4,824,465,671
Summary of the Portfolio's investments as of January 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$495,281,442	—	—	$495,281,442
Consumer Discretionary	632,681,572	$354	—	632,681,926
Consumer Staples	289,197,422	—	—	289,197,422
Energy	98,214,407	—	—	98,214,407
Financials	523,720,067	390	—	523,720,457
Health Care	670,938,184	38,658	—	670,976,842
Industrials	431,955,788	—	—	431,955,788
Information Technology	1,383,468,566	—	—	1,383,468,566
Materials	134,247,082	—	—	134,247,082
Real Estate	5,272,474	—	—	5,272,474

Tax-Managed U.S. Equity Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Utilities	$129,670,376	—	—	$129,670,376
Preferred Stocks
Consumer Discretionary	183,810	—	—	183,810
Industrials	96,193	—	—	96,193
Temporary Cash Investments	8,197,915	—	—	8,197,915
Securities Lending Collateral	—	$21,300,971	—	21,300,971
TOTAL	$4,803,125,298	$21,340,373	—	$4,824,465,671

Tax-Managed U.S. Targeted Value Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2021
(Unaudited)

		Shares	Value†
COMMON STOCKS — (96.1%)
COMMUNICATION SERVICES — (3.0%)
	A.H. Belo Corp., Class A	45,810	$100,782
#*	AMC Networks, Inc., Class A	44,736	2,210,853
	ATN International, Inc.	59,573	2,572,362
*	Ballantyne Strong, Inc.	60,515	119,820
#*	Boston Omaha Corp., Class A	3,413	93,175
#*	Cars.com, Inc.	224,919	2,611,310
#	Cinemark Holdings, Inc.	47,859	968,666
#*	comScore, Inc.	53,376	170,269
*	Consolidated Communications Holdings, Inc.	269,055	1,642,581
*	Cumulus Media, Inc., Class A	12,153	105,488
*	DHI Group, Inc.	107,684	269,210
	Entercom Communications Corp., Class A	6,600	30,690
	Entravision Communications Corp., Class A	7,082	22,662
	EW Scripps Co. (The), Class A	288,708	4,275,765
*	Fluent, Inc.	38,261	207,375
*	Gaia, Inc.	1,350	12,339
*	Gray Television, Inc.	338,702	5,774,869
*	Gray Television, Inc., Class A	2,809	46,348
*	Hemisphere Media Group, Inc.	45,713	477,244
*	IDT Corp., Class B	32,125	450,714
#*	IMAX Corp.	124,248	2,348,287
#*	Insignia Systems, Inc.	1,875	14,063
	Interpublic Group of Cos., Inc. (The)	183,962	4,427,965
*	Iridium Communications, Inc.	234,302	11,544,060
	John Wiley & Sons, Inc., Class A	105,387	4,806,701
*	Liberty Latin America, Ltd., Class A	146,545	1,478,639
#*	Liberty Latin America, Ltd., Class C	448,462	4,435,289
#*	Liberty Media Corp.-Liberty Braves, Class A	9,330	255,269
*	Liberty Media Corp.-Liberty Braves, Class C	22,007	589,347
#*	Liberty Media Corp.-Liberty Formula One, Class A	15,054	545,707
*	Liberty Media Corp.-Liberty Formula One, Class C	97,653	3,928,580
*	Liberty TripAdvisor Holdings, Inc., Class A	9,587	39,115
#*	Lions Gate Entertainment Corp., Class A	294,343	4,117,859
*	Lions Gate Entertainment Corp., Class B	412,082	5,093,334
*	Madison Square Garden Entertainment Corp.	1,284	113,955
#	Marcus Corp. (The)	100,608	1,770,701
#	Meredith Corp.	49,184	1,078,605
#*	MSG Networks, Inc., Class A	60,153	1,038,842
	News Corp., Class A	1,282,559	24,881,645
	News Corp., Class B	622,407	11,751,044
	Nexstar Media Group, Inc., Class A	102,107	11,606,503
*	ORBCOMM, Inc.	187,018	1,400,765
*	QuinStreet, Inc.	96,142	2,035,326
#*	Reading International, Inc., Class A	49,071	277,251
#*	Reading International, Inc., Class B	6,238	130,998
	Saga Communications, Inc., Class A	32,625	734,062
	Scholastic Corp.	139,019	3,582,520
	Shenandoah Telecommunications Co.	21,454	833,917
	Spok Holdings, Inc.	50,399	560,437
*	TechTarget, Inc.	4,250	317,475
	TEGNA, Inc.	412,001	6,604,376
	Telephone and Data Systems, Inc.	431,292	8,086,725
	Townsquare Media, Inc., Class A	42,004	419,200
	Tribune Publishing Co.	64,995	949,577

Tax-Managed U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
#*	TripAdvisor, Inc.	15,234	$471,797
*	TrueCar, Inc.	146,446	656,078
*	United States Cellular Corp.	120,371	3,753,168
*	Yelp, Inc.	141,104	4,598,579
TOTAL COMMUNICATION SERVICES			153,440,283
CONSUMER DISCRETIONARY — (15.5%)
#*	1-800-Flowers.com, Inc., Class A	99,644	3,062,060
*	Aaron's Co., Inc. (The)	94,082	1,593,749
	Abercrombie & Fitch Co., Class A	298,190	6,879,243
	Acushnet Holdings Corp.	60,723	2,478,713
*	Adient P.L.C.	283,071	9,140,363
*	Adtalem Global Education, Inc.	227,790	8,790,416
	Advance Auto Parts, Inc.	129	19,239
	AMCON Distributing Co.	388	43,456
#*	American Axle & Manufacturing Holdings, Inc.	335,513	2,955,870
#	American Eagle Outfitters, Inc.	506,870	11,500,880
*	American Outdoor Brands, Inc.	56,787	1,077,817
*	American Public Education, Inc.	49,453	1,423,257
*	America's Car-Mart, Inc.	22,299	2,648,675
	Aramark	302,347	10,367,479
	Ark Restaurants Corp.	11,846	219,388
*	Asbury Automotive Group, Inc.	21,814	3,110,895
*	At Home Group, Inc.	111,961	2,728,490
	Autoliv, Inc.	18,942	1,680,345
*	AutoNation, Inc.	339,119	24,172,402
	Bally's Corp.	24,466	1,283,976
*	Barnes & Noble Education, Inc.	130,512	764,800
	Bassett Furniture Industries, Inc.	44,640	865,123
*	Beazer Homes USA, Inc.	8,197	136,234
#	Bed Bath & Beyond, Inc.	105,528	3,728,304
#	Big Lots, Inc.	73,728	4,400,087
*	Biglari Holdings, Inc., Class A	179	102,223
*	Biglari Holdings, Inc., Class B	6,805	780,806
#*	BJ's Restaurants, Inc.	68,732	3,212,534
#*	Boot Barn Holdings, Inc.	72,876	4,171,422
	BorgWarner, Inc.	525,917	22,083,255
	Bowl America, Inc., Class A	10,764	103,765
	Boyd Gaming Corp.	179,677	8,114,213
	Brunswick Corp.	58,569	5,063,876
#	Buckle, Inc. (The)	31,778	1,249,511
#*	Build-A-Bear Workshop, Inc.	62,712	351,814
	Caleres, Inc.	121,059	1,829,202
#	Callaway Golf Co.	344,973	9,621,297
	Canterbury Park Holding Corp.	7,625	102,556
*	Capri Holdings, Ltd.	123,720	5,154,175
	Carnival Corp.	61,869	1,155,094
	Carriage Services, Inc.	110,411	3,656,812
*	Carrols Restaurant Group, Inc.	18,614	114,290
	Cato Corp. (The), Class A	33,190	377,370
*	Cavco Industries, Inc.	26,805	5,057,031
*	Century Casinos, Inc.	2,070	14,387
*	Century Communities, Inc.	134,959	6,334,975
	Cheesecake Factory, Inc. (The)	13,903	625,218
*	Chuy's Holdings, Inc.	77,803	2,729,329
	Citi Trends, Inc.	21,157	1,248,263
#	Columbia Sportswear Co.	11,554	1,010,513
*	Conn's, Inc.	100,086	1,574,353
#*	Container Store Group, Inc. (The)	53,673	731,563

Tax-Managed U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Cooper Tire & Rubber Co.	245,566	$9,024,551
*	Cooper-Standard Holdings, Inc.	13,786	420,611
	Core-Mark Holding Co., Inc.	203,514	6,241,774
	Culp, Inc.	43,952	678,179
	Dana, Inc.	394,147	7,630,686
*	Deckers Outdoor Corp.	2,990	873,020
*	Del Taco Restaurants, Inc.	171,063	1,645,626
*	Delta Apparel, Inc.	20,816	416,736
#	Designer Brands, Inc., Class A	134,311	1,645,310
#	Dick's Sporting Goods, Inc.	223,954	15,007,158
	Dillard's, Inc., Class A	145,467	12,773,457
*	Dorman Products, Inc.	31,097	2,824,541
	Dover Motorsports, Inc.	49,219	105,329
#	Educational Development Corp.	4,552	61,680
#*	El Pollo Loco Holdings, Inc.	129,072	2,626,615
#	Escalade, Inc.	37,711	786,274
	Ethan Allen Interiors, Inc.	82,195	1,943,912
	Extended Stay America, Inc.	298,941	4,388,454
*	Fiesta Restaurant Group, Inc.	82,037	1,235,477
*	Flanigan's Enterprises, Inc.	5,416	126,572
	Flexsteel Industries, Inc.	40,620	1,385,954
	Foot Locker, Inc.	197,547	8,656,510
#*	Fossil Group, Inc.	166,601	2,415,715
*	Full House Resorts, Inc.	2,530	14,421
#*	Funko, Inc., Class A	19,702	235,439
*	Gap, Inc. (The)	398,737	8,074,424
*	Genesco, Inc.	68,052	2,641,098
*	Gentherm, Inc.	36,180	2,216,387
#*	G-III Apparel Group, Ltd.	131,675	3,560,492
	Goodyear Tire & Rubber Co. (The)	170,605	1,799,883
	Graham Holdings Co., Class B	16,490	9,368,134
*	Green Brick Partners, Inc.	64,969	1,292,883
	Group 1 Automotive, Inc.	122,299	16,830,788
#	Guess?, Inc.	246,869	5,732,298
#	Hamilton Beach Brands Holding Co., Class A	38,918	746,836
#	Harley-Davidson, Inc.	194,872	7,812,419
#	Haverty Furniture Cos., Inc.	108,607	3,550,363
	Haverty Furniture Cos., Inc., Class A	700	22,915
#*	Hibbett Sports, Inc.	53,688	3,030,688
	Hooker Furniture Corp.	54,324	1,636,782
*	Horizon Global Corp.	39,628	375,673
#*	iRobot Corp.	1,711	205,491
*	J Alexander's Holdings, Inc.	45,543	334,286
	Johnson Outdoors, Inc., Class A	48,254	5,261,134
	KB Home	59,049	2,458,800
*	Kirkland's, Inc.	1,481	37,706
	Kohl's Corp.	473,056	20,842,847
#*	Lakeland Industries, Inc.	28,884	802,975
*	Lands' End, Inc.	50,158	1,384,862
*	Laureate Education, Inc., Class A	211,251	2,748,376
	La-Z-Boy, Inc.	208,735	8,082,219
#*	Lazydays Holdings, Inc.	649	11,137
	LCI Industries	8,768	1,134,404
*	Leaf Group, Ltd.	18,467	99,722
	Lear Corp.	76,362	11,512,335
#*	LGI Homes, Inc.	35,964	3,837,718
	Lifetime Brands, Inc.	66,679	926,838
#*	Lincoln Educational Services Corp.	8,887	52,344
*	Liquidity Services, Inc.	73,515	1,435,013

Tax-Managed U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Lithia Motors, Inc., Class A	82,344	$26,241,386
*	M/I Homes, Inc.	95,252	4,702,591
	Macy's, Inc.	87,347	1,313,699
#*	Magnite, Inc.	65,070	2,254,025
*	Malibu Boats, Inc., Class A	11,041	774,085
*	MarineMax, Inc.	127,066	5,315,171
	Marriott Vacations Worldwide Corp.	138,087	16,951,560
#*	MasterCraft Boat Holdings, Inc.	15,677	400,234
	MDC Holdings, Inc.	240,641	12,518,145
»	Media General, Inc.	109,358	10,258
*	Meritage Homes Corp.	93,172	7,477,985
*	Modine Manufacturing Co.	212,214	2,663,286
*	Mohawk Industries, Inc.	104,930	15,067,948
*	Monarch Casino & Resort, Inc.	8,637	456,465
	Monro, Inc.	25,006	1,462,101
#*	Motorcar Parts of America, Inc.	93,098	2,106,808
	Movado Group, Inc.	70,300	1,452,398
	Nathan's Famous, Inc.	8,610	477,941
#*	National Vision Holdings, Inc.	5,066	234,910
#*	Nautilus, Inc.	69,378	1,700,455
	Newell Brands, Inc.	747,371	17,951,851
*	Norwegian Cruise Line Holdings, Ltd.	54,198	1,227,585
	ODP Corp. (The)	119,989	5,122,330
	OneSpaWorld Holdings Ltd.	1,651	15,668
	Oxford Industries, Inc.	24,437	1,594,270
	Patrick Industries, Inc.	45,534	3,144,578
	Penske Automotive Group, Inc.	294,235	17,607,022
*	Perdoceo Education Corp.	177,667	2,101,801
*	Playa Hotels & Resorts NV	27,333	145,412
#*	Potbelly Corp.	97,036	523,024
	PulteGroup, Inc.	692,549	30,125,882
	PVH Corp.	210,563	17,952,601
	Qurate Retail, Inc., Class A	405,299	5,106,767
	Ralph Lauren Corp.	35,308	3,567,873
#	RCI Hospitality Holdings, Inc.	43,390	1,669,647
#*	Red Lion Hotels Corp.	6,658	22,637
#*	Red Robin Gourmet Burgers, Inc.	49,387	1,293,446
#*	Regis Corp.	75,780	719,152
	Rent-A-Center, Inc.	38,638	1,673,025
	Rocky Brands, Inc.	22,874	788,238
	Royal Caribbean Cruises, Ltd.	120,308	7,820,020
#	Shoe Carnival, Inc.	91,482	4,298,739
#	Signet Jewelers, Ltd.	175,070	7,111,343
*	Skechers U.S.A., Inc., Class A	93,500	3,223,880
*	Skyline Champion Corp.	59,559	2,002,969
#	Smith & Wesson Brands, Inc.	185,682	3,074,894
	Sonic Automotive, Inc., Class A	121,928	4,990,513
*	Sportsman's Warehouse Holdings, Inc.	25,198	441,469
*	Stamps.com, Inc.	20,793	4,747,250
	Standard Motor Products, Inc.	122,671	4,812,383
	Steven Madden, Ltd.	9,434	316,982
*	Stoneridge, Inc.	110,798	3,041,405
	Strattec Security Corp.	8,289	453,823
#*	Stride, Inc.	173,455	4,466,466
	Superior Group of Cos, Inc.	78,672	1,796,082
*	Tandy Leather Factory, Inc.	11,937	39,392
*	Taylor Morrison Home Corp.	166,264	4,319,539
#*	Tenneco, Inc., Class A	21,600	218,160
	Tilly's, Inc., Class A	76,417	748,887

Tax-Managed U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Toll Brothers, Inc.	568,855	$29,068,491
*	TopBuild Corp.	71,538	14,304,023
*	TravelCenters of America, Inc.	23,269	639,665
#*	Tri Pointe Homes, Inc.	542,445	10,957,389
*	Unifi, Inc.	90,308	2,162,877
*	Universal Electronics, Inc.	61,052	3,311,460
*	Universal Technical Institute, Inc.	57,245	348,050
*	Urban Outfitters, Inc.	333,089	9,136,631
*	Vera Bradley, Inc.	109,637	926,433
*	Vista Outdoor, Inc.	265,916	7,756,770
#*	VOXX International Corp.	110,227	2,059,040
	Weyco Group, Inc.	25,926	447,483
	Whirlpool Corp.	54,526	10,092,217
#	Winnebago Industries, Inc.	125,891	8,694,032
	Wolverine World Wide, Inc.	67,815	1,942,222
*	ZAGG, Inc.	94,298	392,280
*	Zumiez, Inc.	45,548	1,962,208
TOTAL CONSUMER DISCRETIONARY			782,725,106
CONSUMER STAPLES — (4.7%)
	Alico, Inc.	20,252	601,484
	Andersons, Inc. (The)	124,711	2,868,353
*	Bridgford Foods Corp.	2,376	39,798
	Bunge, Ltd.	460,827	30,156,519
*	Cal-Maine Foods, Inc.	12,578	482,241
#*	Central Garden & Pet Co.	61,250	2,590,263
*	Central Garden & Pet Co., Class A	176,558	6,885,762
#*	Chefs' Warehouse, Inc. (The)	69,581	1,898,865
#	Coty, Inc., Class A	1,297,860	8,267,368
*	Darling Ingredients, Inc.	704,265	43,671,473
	Edgewell Personal Care Co.	179,893	6,008,426
*	elf Beauty, Inc.	30,221	657,609
*	Farmer Bros Co.	41,687	218,440
#	Fresh Del Monte Produce, Inc.	230,109	5,630,767
*	Hain Celestial Group, Inc. (The)	108,607	4,516,422
#*	Hostess Brands, Inc.	362,457	5,563,715
	Ingles Markets, Inc., Class A	65,605	3,120,174
	Ingredion, Inc.	148,866	11,234,917
	Inter Parfums, Inc.	10,013	622,608
#	J&J Snack Foods Corp.	800	122,128
	John B. Sanfilippo & Son, Inc.	6,896	554,645
*	Landec Corp.	125,579	1,338,672
	Limoneira Co.	9,661	154,286
	Mannatech, Inc.	7,537	142,449
#	MGP Ingredients, Inc.	11,800	683,220
	Molson Coors Beverage Co., Class B	13,842	694,315
*	Natural Alternatives International, Inc.	23,101	331,961
#	Natural Grocers by Vitamin Cottage, Inc.	85,304	1,420,312
*	Nature's Sunshine Products, Inc.	1,214	19,485
	Nu Skin Enterprises, Inc., Class A	101,883	5,895,969
#	Ocean Bio-Chem, Inc.	7,511	93,737
	Oil-Dri Corp. of America	28,763	997,213
*	Performance Food Group Co.	2,300	107,824
*	Pilgrim's Pride Corp.	146,634	2,841,767
*	Post Holdings, Inc.	239,137	22,682,144
	PriceSmart, Inc.	53,194	4,993,853
	Sanderson Farms, Inc.	31,027	4,225,567
	Seaboard Corp.	2,589	8,145,538
*	Seneca Foods Corp., Class A	25,957	940,941

Tax-Managed U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
*	Seneca Foods Corp., Class B	1,786	$68,761
*	Simply Good Foods Co. (The)	182,586	5,211,004
#	SpartanNash Co.	139,820	2,589,466
	Spectrum Brands Holdings, Inc.	39,407	2,977,987
#	Tootsie Roll Industries, Inc.	2,644	104,650
#*	TreeHouse Foods, Inc.	102,330	4,321,396
#*	United Natural Foods, Inc.	277,396	7,511,884
	Universal Corp.	108,949	4,997,491
*	US Foods Holding Corp.	362,126	11,222,285
	Village Super Market, Inc., Class A	40,696	857,465
#	Weis Markets, Inc.	98,707	4,864,281
TOTAL CONSUMER STAPLES			236,147,900
ENERGY — (4.0%)
	Adams Resources & Energy, Inc.	23,204	561,769
	Antero Midstream Corp.	12,777	103,494
*	Antero Resources Corp.	30,615	212,468
#	Arch Resources, Inc.	28,476	1,364,570
	Archrock, Inc.	555,288	4,925,405
#	Ardmore Shipping Corp.	106,706	341,459
	Berry Corp.	63,582	244,791
#*	Bonanza Creek Energy, Inc.	105,072	2,170,788
*	Bristow Group, Inc.	30,840	746,636
*	ChampionX Corp.	115,127	1,760,292
	Chevron Corp.	18,668	1,590,514
	Cimarex Energy Co.	55,677	2,348,456
*	Clean Energy Fuels Corp.	731,035	7,478,488
*	CNX Resources Corp.	639,607	8,103,821
#*	Comstock Resources, Inc.	23,800	108,290
#*	CONSOL Energy, Inc.	41,412	336,265
#	Continental Resources, Inc.	66,101	1,301,529
#	CVR Energy, Inc.	23,748	406,091
*	Dawson Geophysical Co.	8,079	20,844
	Delek US Holdings, Inc.	222,174	4,167,984
	Devon Energy Corp.	918,509	15,118,658
	DHT Holdings, Inc.	682,215	3,663,495
	Diamondback Energy, Inc.	28,881	1,637,264
#	DMC Global, Inc.	18,877	1,079,198
#*	Dorian LPG, Ltd.	195,142	2,261,696
*	Dril-Quip, Inc.	111,904	3,370,548
*	Earthstone Energy, Inc., Class A	41,799	214,847
	EnLink Midstream LLC	724,453	2,818,122
	EQT Corp.	637,592	10,399,126
	Equitrans Midstream Corp.	128,745	856,154
	Evolution Petroleum Corp.	55,175	175,457
*	Exterran Corp.	60,447	261,131
#*	Forum Energy Technologies, Inc.	2,356	34,939
*	Frank's International NV	127,564	354,628
*	Geospace Technologies Corp.	43,698	356,139
#*	Green Plains, Inc.	170,948	3,283,911
*	Gulf Island Fabrication, Inc.	69,726	237,068
	Halliburton Co.	396,671	6,993,310
#*	Helix Energy Solutions Group, Inc.	140,129	577,331
	Helmerich & Payne, Inc.	322,726	7,835,787
	HollyFrontier Corp.	488,523	13,903,365
*	Independence Contract Drilling, Inc.	3,420	12,586
#	International Seaways, Inc.	147,629	2,363,540
	Liberty Oilfield Services, Inc., Class A	36,831	442,709
	Marathon Oil Corp.	873,471	6,323,930

Tax-Managed U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
#*	Matador Resources Co.	98,304	$1,502,085
	Murphy Oil Corp.	76,479	946,045
#	Nabors Industries, Ltd.	8,648	617,640
	NACCO Industries, Inc., Class A	24,983	598,843
*	Natural Gas Services Group, Inc.	62,900	515,151
	Navios Maritime Acquisition Corp.	1,692	5,702
*	Newpark Resources, Inc.	246,598	589,369
#*	NexTier Oilfield Solutions, Inc.	289,845	962,285
#	Nordic American Tankers, Ltd.	303,016	896,927
	NOV, Inc.	209,764	2,596,878
*	Oceaneering International, Inc.	84,452	713,619
*	Oil States International, Inc.	166,226	930,866
*	Overseas Shipholding Group, Inc., Class A	44,927	92,999
#*	Par Pacific Holdings, Inc.	54,390	722,299
	Patterson-UTI Energy, Inc.	547,666	3,368,146
*	PDC Energy, Inc.	126,097	2,737,566
#*	Peabody Energy Corp.	175,909	673,731
	Pioneer Natural Resources Co.	82,593	9,985,494
#*	PrimeEnergy Resources Corp.	157	5,617
*	ProPetro Holding Corp.	34,375	274,656
	Range Resources Corp.	354,073	3,261,012
#*	Renewable Energy Group, Inc.	175,759	15,748,006
*	REX American Resources Corp.	39,075	2,989,237
#*	RPC, Inc.	253,839	1,132,122
#	Scorpio Tankers, Inc.	175,953	2,188,855
#*	SEACOR Marine Holdings, Inc.	80,432	217,166
*	Select Energy Services, Inc., Class A	182,536	916,331
#	SFL Corp., Ltd.	326,636	2,064,340
#	SM Energy Co.	77,340	648,883
#	Solaris Oilfield Infrastructure, Inc., Class A	59,244	539,120
#*	Southwestern Energy Co.	1,389,866	5,239,795
*	Talos Energy, Inc.	38,633	326,835
	Targa Resources Corp.	26,706	730,943
	TechnipFMC P.L.C.	423,821	4,530,646
#*	Teekay Corp.	3,847	9,464
#*	Teekay Tankers, Ltd., Class A	87,251	894,323
#*	Tidewater, Inc.	77,284	733,425
#	US Silica Holdings, Inc.	65,011	529,190
	World Fuel Services Corp.	201,862	6,174,959
TOTAL ENERGY			200,479,463
FINANCIALS — (25.7%)
#	1st Constitution Bancorp	4,837	74,635
	1st Source Corp.	122,000	4,800,700
	ACNB Corp.	2,774	69,489
	Alerus Financial Corp.	810	19,489
	Alleghany Corp.	3,248	1,841,129
#	Allegiance Bancshares, Inc.	49,942	1,756,960
	Ally Financial, Inc.	48,514	1,835,770
	Altabancorp	16,197	521,705
	A-Mark Precious Metals, Inc.	3,456	98,772
*	Ambac Financial Group, Inc.	12,275	177,005
	American Equity Investment Life Holding Co.	329,298	9,612,209
	American Financial Group, Inc.	138,384	13,027,470
	American National Bankshares, Inc.	25,440	711,048
	American National Group, Inc.	48,507	4,287,049
	American River Bankshares	8,728	112,766
	Ameris Bancorp	232,920	9,109,501
	AmeriServ Financial, Inc.	72,711	247,217

Tax-Managed U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Ames National Corp.	2,159	$48,599
	Argo Group International Holdings, Ltd.	138,057	5,570,600
	Arrow Financial Corp.	13,078	384,493
	Associated Banc-Corp	589,087	10,568,221
#	Associated Capital Group, Inc., Class A	264	8,670
	Assurant, Inc.	119,360	16,169,699
	Assured Guaranty, Ltd.	431,631	15,430,808
*	Athene Holding, Ltd., Class A	596,647	24,396,896
*	Atlantic American Corp.	9,523	22,760
*	Atlantic Capital Bancshares, Inc.	71,845	1,285,307
	Atlantic Union Bankshares Corp.	254,737	8,365,563
*	Atlanticus Holdings Corp.	50,492	1,299,159
	Auburn National BanCorp, Inc.	513	20,279
	Axis Capital Holdings, Ltd.	257,353	11,812,503
*	Axos Financial, Inc.	222,012	8,647,367
	Banc of California, Inc.	207,524	3,496,779
#	BancFirst Corp.	19,097	1,100,560
*	Bancorp, Inc. (The)	250,827	4,206,369
	BancorpSouth Bank	277,023	7,659,686
	Bank of Commerce Holdings	31,253	316,593
	Bank of Marin Bancorp	28,279	1,050,282
	Bank of NT Butterfield & Son, Ltd. (The)	21,973	668,199
#	Bank of Princeton (The)	770	17,956
	Bank OZK	400,408	14,879,161
	BankFinancial Corp.	45,828	388,621
	BankUnited, Inc.	276,383	9,576,671
	Bankwell Financial Group, Inc.	11,296	219,707
	Banner Corp.	107,677	4,762,554
	Bar Harbor Bankshares	40,267	866,143
#*	Baycom Corp.	12,825	188,527
	BCB Bancorp, Inc.	27,427	314,862
	Berkshire Hills Bancorp, Inc.	156,748	2,598,882
*	Blucora, Inc.	156,597	2,593,246
	BOK Financial Corp.	127,970	9,451,864
	Boston Private Financial Holdings, Inc.	375,042	4,571,762
*	Bridgewater Bancshares, Inc.	14,615	187,657
*	Brighthouse Financial, Inc.	74,978	2,651,222
	Brookline Bancorp, Inc.	269,194	3,389,152
	Bryn Mawr Bank Corp.	61,991	1,926,680
#	Business First Bancshares, Inc.	2,406	48,842
	Byline Bancorp, Inc.	21,926	352,351
#	C&F Financial Corp.	9,216	362,834
	Cadence BanCorp	213,723	3,829,916
»	Calamos Asset Management, Inc., Class A	26,268	0
	California First National Bancorp	7,946	131,586
	Cambridge Bancorp	907	66,664
	Camden National Corp.	52,261	1,962,401
*	Cannae Holdings, Inc.	8,044	305,592
	Capital City Bank Group, Inc.	91,118	2,034,665
	Capitol Federal Financial, Inc.	387,951	4,818,351
	Capstar Financial Holdings, Inc.	7,299	105,835
#*	Carver Bancorp, Inc.	2,519	20,631
	Cathay General Bancorp	281,020	9,504,096
	CBTX, Inc.	5,766	151,761
	CCUR Holdings, Inc.	33,012	95,735
	Central Pacific Financial Corp.	32,054	637,234
	Central Valley Community Bancorp	20,329	311,034
	Century Bancorp, Inc., Class A	9,984	790,733
#	Chemung Financial Corp.	3,048	101,986

Tax-Managed U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	CIT Group, Inc.	95,112	$3,509,633
	Citizens & Northern Corp.	17,998	343,942
	Citizens Community Bancorp, Inc.	33,725	371,987
	Citizens Holding Co.	1,122	22,653
#*	Citizens, Inc.	93,410	565,130
	City Holding Co.	6,008	414,852
	Civista Bancshares, Inc.	22,397	381,869
	CNA Financial Corp.	1,700	65,314
	CNB Financial Corp.	26,564	558,641
	CNO Financial Group, Inc.	1,146,537	24,318,050
	Codorus Valley Bancorp, Inc.	12,432	196,426
	Colony Bankcorp, Inc.	4,653	64,444
	Columbia Banking System, Inc.	198,901	7,661,667
	Comerica, Inc.	49,667	2,840,952
	Community Bank System, Inc.	62,804	4,072,839
	Community Bankers Trust Corp.	5,517	39,833
	Community Financial Corp. (The)	2,339	55,668
	Community Trust Bancorp, Inc.	58,909	2,147,822
	Community West Bancshares	18,755	165,232
	ConnectOne Bancorp, Inc.	127,784	2,715,410
#*	Consumer Portfolio Services, Inc.	103,606	435,145
#	Cowen, Inc., Class A	66,804	1,680,121
*	CrossFirst Bankshares, Inc.	1,486	17,089
#*	Customers Bancorp, Inc.	56,567	1,256,919
	CVB Financial Corp.	34,390	668,198
	Dime Community Bancshares, Inc.	116,730	1,856,007
	Dime Community Bancshares, Inc.	48,777	1,191,622
	Donegal Group, Inc., Class A	81,017	1,123,706
	Donegal Group, Inc., Class B	6,421	80,134
*	Donnelley Financial Solutions, Inc.	60,278	1,078,373
	Eagle Bancorp, Inc.	75,230	3,196,523
	East West Bancorp, Inc.	850	50,949
#*	Elevate Credit, Inc.	10,364	44,358
	Employers Holdings, Inc.	130,406	3,977,383
#*	Encore Capital Group, Inc.	96,854	2,876,564
*	Enova International, Inc.	109,800	2,481,480
*	Enstar Group, Ltd.	31,415	6,289,597
	Enterprise Bancorp, Inc.	16,061	406,986
	Enterprise Financial Services Corp.	47,419	1,674,365
	Equitable Holdings, Inc.	62,484	1,548,354
*	Equity Bancshares, Inc., Class A	43,358	957,345
*	Esquire Financial Holdings, Inc.	637	14,065
	ESSA Bancorp, Inc.	24,400	348,432
	Evans Bancorp, Inc.	8,795	261,387
	Everest Re Group, Ltd.	8,487	1,791,436
*	EZCORP, Inc., Class A	117,597	528,011
	Farmers National Banc Corp.	56,457	752,007
#	FB Financial Corp.	37,077	1,385,197
	FBL Financial Group, Inc., Class A	116,453	6,526,026
	Federal Agricultural Mortgage Corp., Class A	2,759	185,019
	Federal Agricultural Mortgage Corp., Class C	40,153	3,051,628
	FedNat Holding Co.	65,233	339,212
	Financial Institutions, Inc.	52,186	1,194,538
*	First Acceptance Corp.	68,703	96,871
	First American Financial Corp.	291,331	15,233,698
	First Bancorp	76,222	2,596,121
	First BanCorp	693,924	6,314,708
	First Bancorp, Inc. (The)	24,907	598,515
	First Bancshares, Inc. (The)	26,344	788,739

Tax-Managed U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	First Bank	19,624	$177,597
	First Busey Corp.	109,910	2,271,840
	First Business Financial Services, Inc.	18,475	355,828
	First Choice Bancorp	1,254	24,654
	First Citizens BancShares, Inc., Class A	20,662	12,314,345
	First Commonwealth Financial Corp.	313,108	3,672,757
	First Community Bancshares, Inc.	59,654	1,280,175
	First Community Corp.	2,111	35,866
	First Financial Bancorp	335,999	6,155,502
	First Financial Corp.	46,892	1,800,184
	First Financial Northwest, Inc.	74,588	950,251
	First Foundation, Inc.	119,755	2,426,236
	First Hawaiian, Inc.	18,085	420,476
	First Horizon National Corp.	1,658,878	23,041,815
	First Internet Bancorp	15,257	467,169
	First Interstate BancSystem, Inc., Class A	132,391	5,118,236
	First Merchants Corp.	170,693	6,430,005
	First Mid Bancshares, Inc.	21,148	716,283
	First Midwest Bancorp, Inc.	344,673	5,697,445
	First Northwest Bancorp	7,168	98,202
	First of Long Island Corp. (The)	57,952	969,537
	First Savings Financial Group, Inc.	426	25,726
	First United Corp.	7,060	110,348
	Flagstar Bancorp, Inc.	212,932	9,124,136
	Flushing Financial Corp.	122,525	2,239,757
	FNB Corp.	969,067	9,555,001
	FS Bancorp, Inc.	5,218	279,789
	Fulton Financial Corp.	640,623	8,584,348
*	Genworth Financial, Inc., Class A	20,742	58,907
#	German American Bancorp, Inc.	76,133	2,575,579
	Glacier Bancorp, Inc.	1,800	83,970
	Global Indemnity Group LLC, Class A	50,718	1,382,065
	Great Southern Bancorp, Inc.	45,074	2,216,289
	Great Western Bancorp, Inc.	164,949	3,958,776
*	Green Dot Corp., Class A	20,481	1,028,761
#*	Greenlight Capital Re, Ltd., Class A	128,996	968,760
	Guaranty Bancshares, Inc.	11,062	369,250
	Guaranty Federal Bancshares, Inc.	14,051	244,909
*	Hallmark Financial Services, Inc.	60,574	218,066
	Hancock Whitney Corp.	258,910	8,839,187
	Hanmi Financial Corp.	105,389	1,456,476
	Hanover Insurance Group, Inc. (The)	47,715	5,366,506
*	HarborOne Bancrop, Inc.	82,710	898,231
#	Hawthorn Bancshares, Inc.	14,982	275,070
#	HCI Group, Inc.	14,894	828,553
	Heartland Financial USA, Inc.	93,144	3,973,523
	Heritage Commerce Corp.	151,167	1,327,246
	Heritage Financial Corp.	80,968	1,910,845
	Heritage Insurance Holdings, Inc.	71,214	663,714
#	Hilltop Holdings, Inc.	278,307	8,360,342
	Hingham Institution For Savings (The)	1,253	274,733
*	HMN Financial, Inc.	17,795	318,886
	Home Bancorp, Inc.	12,576	354,140
#	Home BancShares, Inc.	34,083	722,560
	HomeStreet, Inc.	71,609	2,606,568
	HomeTrust Bancshares, Inc.	21,623	454,083
	Hope Bancorp, Inc.	369,545	4,131,513
	Horace Mann Educators Corp.	151,902	5,950,001
	Horizon Bancorp, Inc.	101,188	1,601,806

Tax-Managed U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Howard Bancorp, Inc.	20,742	$250,978
	Independence Holding Co.	8,504	327,489
	Independent Bank Corp.	66,418	4,986,663
	Independent Bank Corp.	43,229	793,684
	Independent Bank Group, Inc.	140,590	8,635,038
	International Bancshares Corp.	281,157	10,630,546
	Invesco, Ltd.	1,242,398	25,580,975
	Investar Holding Corp.	3,508	56,584
	Investors Bancorp, Inc.	812,348	9,350,125
	Investors Title Co.	7,512	1,074,216
	James River Group Holdings, Ltd.	7,746	344,542
	Janus Henderson Group P.L.C.	474,958	14,609,708
	Jefferies Financial Group, Inc.	50,804	1,186,273
	Kearny Financial Corp.	270,260	2,797,191
	Kemper Corp.	178,342	12,546,360
	Kentucky First Federal Bancorp	159	999
	Kingstone Cos., Inc.	1,214	8,510
	Lake Shore Bancorp, Inc.	1,066	14,071
	Lakeland Bancorp, Inc.	158,757	2,081,304
	Lakeland Financial Corp.	29,925	1,756,597
	Landmark Bancorp, Inc.	3,601	85,020
#	LCNB Corp.	1,670	25,685
*	LendingClub Corp.	87,105	945,089
	Level One Bancorp, Inc.	507	10,571
	Lincoln National Corp.	63,918	2,907,630
	Live Oak Bancshares, Inc.	74,811	2,983,463
	Luther Burbank Corp.	22,301	218,327
	Macatawa Bank Corp.	92,971	771,659
	Mackinac Financial Corp.	18,725	234,437
*	Magyar Bancorp, Inc.	6,751	71,561
*	Malvern Bancorp, Inc.	4,264	67,456
	Marlin Business Services Corp.	52,803	752,443
#*	MBIA, Inc.	382,403	2,347,954
	Mercantile Bank Corp.	52,288	1,419,619
	Merchants Bancorp	11,761	350,713
#	Mercury General Corp.	37,047	1,963,861
	Meridian Bancorp, Inc.	157,545	2,386,807
	Meta Financial Group, Inc.	96,283	3,719,412
*	Metropolitan Bank Holding Corp.	4,166	165,224
	MGIC Investment Corp.	394,009	4,617,785
	Mid Penn Bancorp, Inc.	262	5,701
	Middlefield Banc Corp.	1,934	39,647
	Midland States Bancorp, Inc.	41,270	758,955
	MidWestOne Financial Group, Inc.	24,894	612,143
	Morgan Stanley	39,960	2,679,318
*	Mr Cooper Group, Inc.	213,899	5,824,470
	MVB Financial Corp.	1,514	33,929
	National Bank Holdings Corp., Class A	74,644	2,483,406
	National Bankshares, Inc.	1,446	44,826
	National Security Group, Inc. (The)	193	2,191
	National Western Life Group, Inc., Class A	9,636	1,734,480
	Navient Corp.	868,959	9,780,134
	NBT Bancorp, Inc.	93,095	3,073,066
	Nelnet, Inc., Class A	122,452	8,423,473
	New York Community Bancorp, Inc.	1,550,310	16,216,243
»†	NewStar Financial, Inc.	159,703	16,226
*	NI Holdings, Inc.	6,748	114,716
*	Nicholas Financial, Inc.	23,562	216,299
*	Nicolet Bankshares, Inc.	13,777	933,943

Tax-Managed U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	NMI Holdings, Inc., Class A	70,866	$1,503,068
#*	Northeast Bank	14,874	387,616
	Northfield Bancorp, Inc.	167,136	2,065,801
	Northrim BanCorp, Inc.	26,190	841,223
	Northwest Bancshares, Inc.	397,936	5,073,684
	Norwood Financial Corp.	4,180	103,162
	OceanFirst Financial Corp.	138,688	2,518,574
*	Ocwen Financial Corp.	578	14,138
	OFG Bancorp	172,483	2,963,258
	Ohio Valley Banc Corp.	1,614	34,685
	Old National Bancorp	597,463	10,031,404
	Old Republic International Corp.	745,369	13,491,179
	Old Second Bancorp, Inc.	88,537	869,433
	OneMain Holdings, Inc.	243,611	11,342,528
	Oppenheimer Holdings, Inc., Class A	14,033	486,524
	Origin Bancorp, Inc.	2,841	89,747
	Orrstown Financial Services, Inc.	10,777	186,550
*	Pacific Mercantile Bancorp	38,847	229,197
	Pacific Premier Bancorp, Inc.	317,771	10,565,886
	PacWest Bancorp	350,051	10,568,040
#	Park National Corp.	4,759	514,020
	Parke Bancorp, Inc.	9,823	170,134
	PCSB Financial Corp.	16,708	246,192
	Peapack-Gladstone Financial Corp.	61,742	1,452,172
	Penns Woods Bancorp, Inc.	10,983	236,574
	Pennymac Financial Services, Inc.	24,709	1,433,122
	Peoples Bancorp of North Carolina, Inc.	5,107	102,651
	Peoples Bancorp, Inc.	73,014	2,226,927
	Peoples Financial Services Corp.	2,243	80,793
	People's United Financial, Inc.	1,723,032	23,536,617
	Pinnacle Financial Partners, Inc.	248,663	17,040,875
	Piper Sandler Cos.	38,451	3,511,730
	Plumas Bancorp	600	14,940
	Popular, Inc.	345,889	19,629,201
#*	PRA Group, Inc.	86,380	2,847,949
	Preferred Bank	26,626	1,285,770
	Premier Financial Bancorp, Inc.	43,253	664,799
	Premier Financial Corp.	110,718	3,073,532
	ProAssurance Corp.	124,253	2,277,557
	PROG Holdings, Inc.	188,165	8,877,625
	Prosperity Bancshares, Inc.	241,379	16,278,600
	Protective Insurance Corp., Class A	276	4,267
	Protective Insurance Corp., Class B	31,157	438,379
	Provident Financial Holdings, Inc.	26,149	419,691
#	Provident Financial Services, Inc.	266,207	4,930,154
	Prudential Bancorp, Inc.	2,664	31,462
	QCR Holdings, Inc.	43,832	1,699,805
	Radian Group, Inc.	439,207	8,432,774
	RBB Bancorp	13,863	230,126
#	Red River Bancshares, Inc.	532	24,781
#	Regional Management Corp.	24,103	682,115
	Reinsurance Group of America, Inc.	173,013	18,175,016
	RenaissanceRe Holdings, Ltd.	23,095	3,474,412
	Renasant Corp.	201,267	7,124,852
	Republic Bancorp, Inc., Class A	22,024	794,846
#*	Republic First Bancorp, Inc.	37,606	105,297
	Riverview Bancorp, Inc.	75,852	395,189
	S&T Bancorp, Inc.	96,920	2,461,768
	Safety Insurance Group, Inc.	37,898	2,783,229

Tax-Managed U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Salisbury Bancorp, Inc.	490	$17,968
	Sandy Spring Bancorp, Inc.	128,130	4,257,760
#	Santander Consumer USA Holdings, Inc.	706,318	15,609,628
#	SB Financial Group, Inc.	1,320	22,810
*	Seacoast Banking Corp. of Florida	64,429	1,961,863
*	Security National Financial Corp., Class A	12,718	109,375
#*	Select Bancorp, Inc.	8,275	78,116
	Selective Insurance Group, Inc.	90,662	5,891,217
	Shore Bancshares, Inc.	18,467	244,688
	Sierra Bancorp	41,737	912,788
	Signature Bank	31,475	5,199,355
	Simmons First National Corp., Class A	351,945	8,693,041
	SmartFinancial, Inc.	16,369	324,106
#	South State Corp.	157,238	10,965,778
*	Southern First Bancshares, Inc.	18,379	736,998
	Southern Missouri Bancorp, Inc.	13,108	401,760
	Southern National Bancorp of Virginia, Inc.	37,573	453,506
	Southside Bancshares, Inc.	31,566	990,225
	Spirit of Texas Bancshares, Inc.	2,163	38,804
	State Auto Financial Corp.	132,225	2,187,001
	Sterling Bancorp	634,948	11,721,140
	Sterling Bancorp, Inc.	26,520	124,114
	Stewart Information Services Corp.	90,517	4,198,178
	Stifel Financial Corp.	274,944	14,247,598
	Stock Yards Bancorp, Inc.	1,144	51,709
*	StoneX Group, Inc.	45,991	2,461,438
	Summit Financial Group, Inc.	19,668	407,128
	Synovus Financial Corp.	371,433	13,817,308
	TCF Financial Corp.	462,340	17,966,532
	Territorial Bancorp, Inc.	29,686	708,308
*	Texas Capital Bancshares, Inc.	154,502	9,304,110
*	Third Point Reinsurance, Ltd.	312,001	2,879,769
	Timberland Bancorp, Inc.	47,396	1,196,749
	Tiptree, Inc.	139,954	681,576
	Tompkins Financial Corp.	4,578	306,131
	Towne Bank	178,230	4,134,936
	TriCo Bancshares	65,087	2,427,745
*	TriState Capital Holdings, Inc.	95,942	1,760,536
*	Triumph Bancorp, Inc.	63,332	3,631,457
	TrustCo Bank Corp. NY	317,395	1,974,197
	Trustmark Corp.	303,183	8,328,437
	UMB Financial Corp.	18,792	1,333,668
	Umpqua Holdings Corp.	790,585	11,471,388
*	Unico American Corp.	35,600	188,680
	United Bancshares, Inc.	590	14,402
#	United Bankshares, Inc.	378,509	11,983,595
	United Community Banks, Inc.	227,639	6,790,471
	United Fire Group, Inc.	58,477	1,610,457
	United Insurance Holdings Corp.	119,382	606,461
	United Security Bancshares	1,687	11,522
	Unity Bancorp, Inc.	30,640	576,032
	Universal Insurance Holdings, Inc.	64,657	865,757
	Univest Financial Corp.	92,168	2,069,172
	Unum Group	610,324	14,177,826
	Valley National Bancorp	1,397,399	14,267,444
	Veritex Holdings, Inc.	44,630	1,140,743
	Virtus Investment Partners, Inc.	19,929	4,185,090
	Voya Financial, Inc.	438,521	24,320,375
	Waddell & Reed Financial, Inc., Class A	91,113	2,304,248

Tax-Managed U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Walker & Dunlop, Inc.	62,831	$5,172,248
	Washington Federal, Inc.	320,890	8,400,900
	Washington Trust Bancorp, Inc.	17,053	743,170
	Waterstone Financial, Inc.	99,338	1,834,773
	Webster Financial Corp.	230,855	10,792,471
	WesBanco, Inc.	221,607	6,426,603
	West BanCorp, Inc.	68,342	1,407,845
	Western Alliance Bancorp	32,739	2,232,145
	Western New England Bancorp, Inc.	80,611	516,716
	Westwood Holdings Group, Inc.	10,842	128,369
	White Mountains Insurance Group, Ltd.	8,290	8,455,800
	Wintrust Financial Corp.	191,249	11,511,277
#*	World Acceptance Corp.	2,095	300,465
	WSFS Financial Corp.	163,550	7,027,743
	WVS Financial Corp.	1,304	19,169
	Zions Bancorp NA	464,919	20,521,525
TOTAL FINANCIALS			1,300,201,043
HEALTH CARE — (4.7%)
*	Abeona Therapeutics, Inc.	6,000	11,460
#*	Acadia Healthcare Co., Inc.	357,396	18,112,829
#»	Achillion Pharmaceuticals, Inc.	98,996	140,574
*	Addus HomeCare Corp.	1,313	147,778
#*	Adverum Biotechnologies, Inc.	68,218	841,128
#*	Akebia Therapeutics, Inc.	24,796	80,339
*	Alkermes P.L.C.	488	10,243
*	Allscripts Healthcare Solutions, Inc.	790,373	13,041,155
*	AMN Healthcare Services, Inc.	14,829	1,069,467
*	Amphastar Pharmaceuticals, Inc.	78,868	1,433,820
*	AnaptysBio, Inc.	26,757	693,541
*	AngioDynamics, Inc.	131,791	2,469,763
*	ANI Pharmaceuticals, Inc.	2,700	77,058
*	Anika Therapeutics, Inc.	59,384	2,197,802
*	Applied Genetic Technologies Corp.	52,084	205,211
*	Assembly Biosciences, Inc.	72	402
*	Avanos Medical, Inc.	207,829	9,414,654
*	Brookdale Senior Living, Inc.	641,501	3,169,015
#	Cantel Medical Corp.	3,078	243,070
#*	Catalyst Biosciences, Inc.	63,887	360,962
	Computer Programs and Systems, Inc.	23,392	720,006
*	Concert Pharmaceuticals, Inc.	3,300	34,551
	CONMED Corp.	60,537	6,774,090
»	Contra Pfenex, Inc.	3,214	2,411
#*	Corvus Pharmaceuticals, Inc.	100	372
*	Covetrus, Inc.	129,335	4,406,443
*	Cross Country Healthcare, Inc.	31,696	277,657
*	Cumberland Pharmaceuticals, Inc.	53,432	169,379
#*	Cyclerion Therapeutics, Inc.	11,200	35,392
#*	Electromed, Inc.	22,812	226,751
#*	Emergent BioSolutions, Inc.	27,626	2,951,838
#*	Enanta Pharmaceuticals, Inc.	33,620	1,615,777
	Ensign Group, Inc. (The)	13,508	1,057,406
*	Envista Holdings Corp.	56,072	1,992,799
#*	Enzo Biochem, Inc.	207,737	585,818
#*	Evolent Health, Inc., Class A	229,064	3,910,123
*	Five Prime Therapeutics, Inc.	70,031	1,170,918
*	Five Star Senior Living, Inc.	48,334	349,455
#*	Fluidigm Corp.	3,533	22,894
*	FONAR Corp.	23,111	411,838

Tax-Managed U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	GlycoMimetics, Inc.	46,250	$167,888
*	Harvard Bioscience, Inc.	146,022	677,542
*	HealthStream, Inc.	60,223	1,401,991
*	HMS Holdings Corp.	42,812	1,576,338
*	Horizon Therapeutics P.L.C.	3,720	269,626
*	Inogen, Inc.	1,800	88,074
*	Integer Holdings Corp.	124,979	9,223,450
#*	IntriCon Corp.	11,640	213,361
#	Invacare Corp.	163,491	1,530,276
*	IRIDEX Corp.	26,653	122,604
*	Jazz Pharmaceuticals P.L.C.	53,479	8,315,985
*	Jounce Therapeutics, Inc.	69,193	781,881
*	Kewaunee Scientific Corp.	10,719	141,491
#*	Kindred Biosciences, Inc.	32,390	161,950
#*	Lannett Co., Inc.	59,430	460,583
	LeMaitre Vascular, Inc.	15,787	758,723
#*	LENSAR, Inc.	47,837	334,381
*	LHC Group, Inc.	17,060	3,398,693
#*	Ligand Pharmaceuticals, Inc.	7,610	1,410,514
	Luminex Corp.	60,401	1,696,664
*	Lumos Pharma, Inc.	2,277	39,164
*	Magellan Health, Inc.	106,199	9,980,582
*»	MedCath Corp.	116,120	0
#*	MEDNAX, Inc.	271,916	7,415,149
#*	Meridian Bioscience, Inc.	126,689	2,799,827
*	Merit Medical Systems, Inc.	109,142	5,910,039
#*	Merrimack Pharmaceuticals, Inc.	84,806	569,896
#*	Misonix, Inc.	12,576	173,046
*	ModivCare, Inc.	23,334	3,700,072
*	MTBC, Inc.	10,138	115,776
*	Myriad Genetics, Inc.	230,945	6,362,535
	National HealthCare Corp.	30,775	1,971,139
*	Natus Medical, Inc.	28,915	704,659
#*	Neoleukin Therapeutics, Inc.	7,345	92,547
*	NextGen Healthcare, Inc.	90,895	1,797,903
#*	OPKO Health, Inc.	10,855	58,726
#*	OraSure Technologies, Inc.	178,821	2,723,444
*	Orthofix Medical, Inc.	23,117	934,158
*	Otonomy, Inc.	81,021	344,339
	Owens & Minor, Inc.	339,710	9,878,767
	Patterson Cos., Inc.	329,835	10,449,173
#*»	PDL BioPharma, Inc.	463,418	1,144,642
*	Pennant Group, Inc.	3,724	200,239
	Perrigo Co. P.L.C.	401,917	17,161,856
	Premier, Inc., Class A	90,166	3,053,922
*	Prestige Consumer Healthcare, Inc.	144,684	5,787,360
#*	Protagonist Therapeutics, Inc.	16,999	352,049
*	Prothena Corp. P.L.C.	65,125	730,051
*	Select Medical Holdings Corp.	360,437	9,263,231
*	Spectrum Pharmaceuticals, Inc.	43,890	157,565
#*	Star Equity Holdings, Inc.	5,037	17,831
*	Supernus Pharmaceuticals, Inc.	118,681	3,488,035
#*	Surgalign Holdings, Inc.	231,024	388,120
#*	Surgery Partners, Inc.	130,385	4,860,753
*	Syneos Health, Inc.	73,977	5,500,190
#*	Synlogic, Inc.	71,045	263,577
#*	Taro Pharmaceutical Industries, Ltd.	9,711	725,800
#*	Triple-S Management Corp., Class B	73,304	1,717,513
*	United Therapeutics Corp.	399	65,364

Tax-Managed U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	Universal Health Services, Inc., Class B	4,052	$505,203
	Utah Medical Products, Inc.	1,047	90,744
*	Vanda Pharmaceuticals, Inc.	104,571	1,499,548
#*	Varex Imaging Corp.	77,283	1,496,199
*	Viatris, Inc.	72,104	1,225,047
TOTAL HEALTH CARE			238,883,984
INDUSTRIALS — (21.4%)
	AAR Corp.	153,489	5,149,556
	ABM Industries, Inc.	289,644	10,641,521
*	Acacia Research Corp.	94,080	526,848
	ACCO Brands Corp.	258,640	2,092,398
	Acme United Corp.	8,213	257,560
#	Acuity Brands, Inc.	370	44,489
#	ADT, Inc.	218,348	1,971,682
*	AECOM	123,182	6,171,418
*	Aegion Corp.	85,783	1,575,834
*	AeroVironment, Inc.	13,118	1,505,553
	AGCO Corp.	273,209	30,298,878
	Air Lease Corp.	402,111	15,935,659
*	Air Transport Services Group, Inc.	120,742	3,068,054
	Alamo Group, Inc.	61,484	8,582,552
	Alaska Air Group, Inc.	83,278	4,066,465
	Albany International Corp., Class A	72,670	5,052,018
	Allegiant Travel Co.	1,325	240,474
	Allied Motion Technologies, Inc.	12,051	545,308
	Altra Industrial Motion Corp.	35,754	1,838,113
	AMERCO	43,390	20,065,272
#*	Ameresco, Inc., Class A	58,493	3,280,872
*	American Woodmark Corp.	27,892	2,412,937
*	AMREP Corp.	8,943	71,544
	Apogee Enterprises, Inc.	107,723	3,781,077
	Applied Industrial Technologies, Inc.	101,196	7,123,186
	ARC Document Solutions, Inc.	74,394	145,812
	ArcBest Corp.	84,767	3,928,950
	Arcosa, Inc.	218,632	12,197,479
	Argan, Inc.	28,794	1,244,765
*	Armstrong Flooring, Inc.	43,500	163,560
*	ASGN, Inc.	152,272	12,624,872
	Astec Industries, Inc.	71,547	4,254,900
*	Atlas Air Worldwide Holdings, Inc.	128,146	6,640,526
	AZZ, Inc.	19,332	920,010
	Barnes Group, Inc.	136,481	6,560,642
	Barrett Business Services, Inc.	9,363	590,337
*	Beacon Roofing Supply, Inc.	293,550	11,674,483
#	BG Staffing, Inc.	5,472	69,057
	Boise Cascade Co.	126,629	6,031,339
	Brady Corp., Class A	78,318	3,595,579
*	BrightView Holdings, Inc.	23,274	330,025
#*	Broadwind, Inc.	16,100	141,841
*	Builders FirstSource, Inc.	302,203	11,559,265
	CAI International, Inc.	77,631	2,520,679
*	CBIZ, Inc.	181,069	4,691,498
*	CECO Environmental Corp.	143,398	993,748
#*	Chart Industries, Inc.	165,790	19,913,037
	Chicago Rivet & Machine Co.	1,983	54,199
*	CIRCOR International, Inc.	61,176	1,955,797
*	Clean Harbors, Inc.	115,444	8,942,292
#*	Colfax Corp.	493,743	18,327,740

Tax-Managed U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Columbus McKinnon Corp.	75,237	$3,249,486
	Comfort Systems USA, Inc.	47,713	2,644,732
*	Commercial Vehicle Group, Inc.	29,611	245,179
	CompX International, Inc.	5,744	80,129
*	Construction Partners, Inc., Class A	9,337	265,358
#	Copa Holdings SA, Class A	34,708	2,685,358
	CoreLogic, Inc.	71,871	5,411,168
#*	Cornerstone Building Brands, Inc.	37,921	431,541
#	Costamare, Inc.	269,613	2,156,904
*	Covenant Logistics Group, Inc.	59,106	891,910
	CRA International, Inc.	29,637	1,576,985
	Crane Co.	6,758	511,445
	CSW Industrials, Inc.	16,461	1,918,036
	Cubic Corp.	89,173	5,455,604
	Douglas Dynamics, Inc.	66,452	2,711,242
*	Ducommun, Inc.	43,838	2,162,967
*	DXP Enterprises, Inc.	53,307	1,236,189
*	Dycom Industries, Inc.	26,910	2,183,477
	Eastern Co. (The)	32,147	756,740
*	Echo Global Logistics, Inc.	115,455	3,039,930
	EMCOR Group, Inc.	20,058	1,771,121
	Encore Wire Corp.	91,119	5,262,122
	Enerpac Tool Group Corp.	76,014	1,540,804
	EnerSys	85,269	7,011,670
	Ennis, Inc.	94,663	1,722,867
	EnPro Industries, Inc.	69,061	4,985,514
	ESCO Technologies, Inc.	81,824	7,779,826
	Espey Manufacturing & Electronics Corp.	13,355	254,012
	Federal Signal Corp.	210,203	6,871,536
	Forward Air Corp.	19,601	1,405,196
*	Franklin Covey Co.	46,828	1,126,213
	Franklin Electric Co., Inc.	33,384	2,317,517
*	FTI Consulting, Inc.	58,318	6,413,230
*	Gates Industrial Corp. P.L.C.	51,389	725,613
	GATX Corp.	190,739	17,700,579
	Genco Shipping & Trading, Ltd.	122,801	971,356
*	Gencor Industries, Inc.	57,031	730,567
*	Gibraltar Industries, Inc.	135,036	12,103,277
*	GMS, Inc.	121,257	3,515,240
	Gorman-Rupp Co. (The)	108,557	3,419,545
*	GP Strategies Corp.	90,212	1,089,761
	Graham Corp.	3,996	58,981
	Granite Construction, Inc.	168,000	4,974,480
*	Great Lakes Dredge & Dock Corp.	216,542	2,951,467
	Greenbrier Cos., Inc. (The)	128,987	4,666,750
	Griffon Corp.	250,012	5,615,270
	H&E Equipment Services, Inc.	65,215	1,792,108
#*	Harsco Corp.	1,956	32,528
	Hawaiian Holdings, Inc.	137,914	2,698,977
	Heartland Express, Inc.	60,793	1,141,085
	Heidrick & Struggles International, Inc.	71,312	2,079,458
	Helios Technologies, Inc.	25,047	1,366,314
*	Herc Holdings, Inc.	45,532	2,913,137
*	Heritage-Crystal Clean, Inc.	41,140	892,738
	Herman Miller, Inc.	19,744	676,232
	Hillenbrand, Inc.	27,303	1,122,153
	HNI Corp.	1,176	37,938
*	Houston Wire & Cable Co.	16,754	55,958
	Howmet Aerospace, Inc.	59,287	1,457,274

Tax-Managed U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Hub Group, Inc., Class A	119,601	$6,294,601
*	Hudson Global, Inc.	594	9,433
	Hurco Cos., Inc.	32,038	942,558
*	Huron Consulting Group, Inc.	77,517	4,105,300
#	Hyster-Yale Materials Handling, Inc.	43,601	3,911,446
*	IAA, Inc.	466	26,627
	ICF International, Inc.	61,609	4,751,902
*	IES Holdings, Inc.	3,589	163,228
	Innovative Solutions & Support, Inc.	5,621	32,995
	Insteel Industries, Inc.	73,466	1,854,282
	Interface, Inc.	90,555	909,172
	ITT, Inc.	86,313	6,448,444
	Jacobs Engineering Group, Inc.	5,007	505,507
*	JELD-WEN Holding, Inc.	122,916	3,194,587
*	JetBlue Airways Corp.	1,133,626	16,256,197
	Kadant, Inc.	54,493	7,789,774
	Kaman Corp.	83,494	4,204,758
	KAR Auction Services, Inc.	183,573	3,388,758
	Kelly Services, Inc., Class A	132,061	2,577,831
	Kennametal, Inc.	172,964	6,551,876
	Kforce, Inc.	1,297	55,317
	Kimball International, Inc., Class B	137,692	1,664,696
*	Kirby Corp.	168,245	8,540,116
	Knight-Swift Transportation Holdings, Inc.	663,046	26,521,840
	Knoll, Inc.	16,846	252,016
	Korn Ferry	196,668	8,968,061
*	Lawson Products, Inc.	26,425	1,310,416
*	LB Foster Co., Class A	38,491	583,139
	LSI Industries, Inc.	51,779	497,337
*	Lydall, Inc.	88,401	2,660,870
	Macquarie Infrastructure Corp.	282,816	7,859,457
*	Manitex International, Inc.	5,026	29,452
*	Manitowoc Co., Inc. (The)	107,837	1,416,978
	ManpowerGroup, Inc.	105,156	9,299,997
	Marten Transport, Ltd.	463,758	7,350,564
*	Masonite International Corp.	50,108	4,985,746
#*	MasTec, Inc.	222,715	17,182,462
#*	Mastech Digital, Inc.	2,816	45,929
*	Matrix Service Co.	83,646	986,186
	Matson, Inc.	178,811	10,692,898
	Matthews International Corp., Class A	93,742	2,861,943
	Maxar Technologies, Inc.	18,832	788,496
	McGrath RentCorp	70,821	4,942,598
#*	Mesa Air Group, Inc.	42,710	278,896
*	Middleby Corp. (The)	1,226	166,393
	Miller Industries, Inc.	59,589	2,376,409
*	Mistras Group, Inc.	53,460	369,409
	Moog, Inc., Class A	71,371	5,272,176
*	MRC Global, Inc.	67,005	463,005
	MSC Industrial Direct Co., Inc., Class A	71,163	5,520,114
	Mueller Industries, Inc.	133,910	4,573,026
	Mueller Water Products, Inc., Class A	285,621	3,424,596
*	MYR Group, Inc.	70,755	3,934,686
	National Presto Industries, Inc.	18,332	1,639,064
	Nielsen Holdings P.L.C.	165,045	3,685,455
	NL Industries, Inc.	14,037	63,307
#*	NN, Inc.	87,970	530,459
*	Northwest Pipe Co.	53,476	1,617,649
*	NOW, Inc.	395,727	3,280,577

Tax-Managed U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	NV5 Global, Inc.	32,961	$2,878,484
	nVent Electric P.L.C.	165,310	3,699,638
*	Orion Group Holdings, Inc.	78,737	422,818
	Oshkosh Corp.	177,390	16,247,150
	Owens Corning	276,840	21,482,784
	P&F Industries, Inc., Class A	1,423	8,381
*	PAM Transportation Services, Inc.	25,480	1,316,042
	Park Aerospace Corp.	63,544	843,864
	Park-Ohio Holdings Corp.	38,885	1,096,168
	Patriot Transportation Holding, Inc.	9,898	88,191
*	Perma-Pipe International Holdings, Inc.	44,798	272,820
*	PGT Innovations, Inc.	80,772	1,672,788
*	PICO Holdings, Inc.	50,122	431,049
	Pitney Bowes, Inc.	23,812	222,404
#	Powell Industries, Inc.	58,001	1,662,889
	Preformed Line Products Co.	18,288	1,175,736
	Primoris Services Corp.	107,973	3,142,554
	Quad/Graphics, Inc.	36,556	171,082
	Quanex Building Products Corp.	79,928	1,757,617
	Quanta Services, Inc.	632,156	44,548,033
#*	Radiant Logistics, Inc.	170,866	991,023
	Raven Industries, Inc.	40,179	1,296,576
*	RBC Bearings, Inc.	312	52,207
#*	RCM Technologies, Inc.	61,403	159,034
	Regal Beloit Corp.	141,251	17,724,175
*	Resideo Technologies, Inc.	151,792	3,506,395
	Resources Connection, Inc.	139,360	1,608,214
#	REV Group, Inc.	40,303	416,330
	Rexnord Corp.	146,132	5,532,558
	Rush Enterprises, Inc., Class A	261,263	10,970,433
	Rush Enterprises, Inc., Class B	77,853	3,015,247
	Ryder System, Inc.	233,530	14,616,643
*	Saia, Inc.	69,490	12,282,357
	Schneider National, Inc., Class B	64,681	1,358,301
#	Scorpio Bulkers, Inc.	10,098	162,679
*	SEACOR Holdings, Inc.	80,947	3,378,728
*	Sensata Technologies Holding P.L.C.	170,847	9,311,161
*	Servotronics, Inc.	7,061	63,902
#	Shyft Group, Inc. (The)	124,054	3,746,431
*	SIFCO Industries, Inc.	12,483	103,234
	Simpson Manufacturing Co., Inc.	56,489	5,196,988
	SkyWest, Inc.	240,109	9,361,850
	Snap-on, Inc.	61,838	11,130,222
*	SP Plus Corp.	31,712	919,648
#*	Spirit Airlines, Inc.	223,801	5,805,398
*	SPX Corp.	52,263	2,702,520
*	SPX FLOW, Inc.	73,038	3,868,823
	Standex International Corp.	54,396	4,455,576
	Steelcase, Inc., Class A	271,346	3,508,504
*	Sterling Construction Co., Inc.	94,214	1,928,561
	Systemax, Inc.	76,942	2,956,881
*	Taylor Devices, Inc.	706	7,349
*	Team, Inc.	94,928	937,889
	Terex Corp.	259,786	9,289,947
*	Textainer Group Holdings, Ltd.	97,073	1,757,992
	Textron, Inc.	32,241	1,459,228
*	Thermon Group Holdings, Inc.	119,085	1,737,450
	Timken Co. (The)	132,287	10,008,834
*	Titan Machinery, Inc.	99,773	2,125,165

Tax-Managed U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Transcat, Inc.	8,060	$294,754
*	TriMas Corp.	139,851	4,426,284
#	Trinity Industries, Inc.	593,104	16,494,222
	Triton International, Ltd.	341,605	15,829,976
*	TrueBlue, Inc.	138,805	2,580,385
#*	Tutor Perini Corp.	76,022	1,132,728
*	Twin Disc, Inc.	43,918	364,519
#*	U.S. Xpress Enterprises, Inc., Class A	9,811	66,224
	UFP Industries, Inc.	262,158	14,140,803
*	Ultralife Corp.	54,582	320,396
	UniFirst Corp.	54,144	11,521,843
*	United Airlines Holdings, Inc.	18,718	748,533
*	Univar Solutions, Inc.	88,108	1,637,928
	Universal Logistics Holdings, Inc.	11,902	252,322
	US Ecology, Inc.	2,197	72,501
*	USA Truck, Inc.	8,900	91,759
	Valmont Industries, Inc.	12,525	2,416,323
*	Vectrus, Inc.	43,249	2,222,999
*	Veritiv Corp.	38,418	703,818
	Viad Corp.	85,101	2,935,985
*	Virco Manufacturing Corp.	23,168	63,712
	VSE Corp.	23,342	807,633
	Wabash National Corp.	172,617	2,753,241
#	Watts Water Technologies, Inc., Class A	65,622	7,879,234
	Werner Enterprises, Inc.	190,431	7,472,512
*	WESCO International, Inc.	161,720	12,308,509
#*	Willdan Group, Inc.	12,038	537,978
*	Willis Lease Finance Corp.	36,581	1,014,025
*	WillScot Mobile Mini Holdings Corp.	513,308	12,170,533
#*	XPO Logistics, Inc.	143,987	15,897,605
TOTAL INDUSTRIALS			1,081,601,734
INFORMATION TECHNOLOGY — (9.4%)
#*	2U, Inc.	4,252	173,907
*»	Actua Corp.	11,098	1,110
	ADTRAN, Inc.	100,460	1,727,912
*	Alithya Group, Inc., Class A	87,929	218,943
	Alliance Data Systems Corp.	561	37,952
*	Alpha & Omega Semiconductor, Ltd.	73,676	2,117,448
	Amkor Technology, Inc.	615,054	9,545,638
*	Amtech Systems, Inc.	21,244	148,496
*	Arlo Technologies, Inc.	61,047	513,405
*	Arrow Electronics, Inc.	366,807	35,811,367
	AstroNova, Inc.	26,277	282,478
*	Asure Software, Inc.	2,416	19,763
*	Avaya Holdings Corp.	11,436	254,337
*	Aviat Networks, Inc.	7,802	280,482
	Avnet, Inc.	353,311	12,475,411
*	Aware, Inc.	66,795	267,848
*	Axcelis Technologies, Inc.	116,642	3,993,822
#*	AXT, Inc.	171,734	1,774,012
	Bel Fuse, Inc., Class A	9,916	133,271
	Bel Fuse, Inc., Class B	17,745	258,722
	Belden, Inc.	54,801	2,588,799
	Benchmark Electronics, Inc.	198,009	5,015,568
*	Bm Technologies, Inc.	8,705	126,048
	Brooks Automation, Inc.	162,729	12,328,349
*	BSQUARE Corp.	33,602	54,099
*	CACI International, Inc., Class A	72,603	17,513,296

Tax-Managed U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Cass Information Systems, Inc.	2,772	$112,543
*	Cirrus Logic, Inc.	86,834	8,135,477
#*	Clearfield, Inc.	15,468	484,458
	CMC Materials, Inc.	32	4,714
*	Coherent, Inc.	24,310	4,882,420
	Cohu, Inc.	55,411	2,254,120
#	Communications Systems, Inc.	16,885	81,048
*	Computer Task Group, Inc.	56,615	369,130
	Comtech Telecommunications Corp.	105,908	2,260,077
*	Concentrix Corp.	210,135	22,467,634
*	Conduent, Inc.	101,912	491,216
	CSG Systems International, Inc.	11,392	490,881
	CSP, Inc.	5,466	52,419
	CTS Corp.	91,183	2,781,082
*	CyberOptics Corp.	26,076	630,778
	Daktronics, Inc.	130,280	625,344
#*	Data I/O Corp.	18,111	93,453
*	Digi International, Inc.	89,191	1,647,358
*	Diodes, Inc.	223,923	15,849,270
*	DSP Group, Inc.	53,420	861,665
	DXC Technology Co.	70,896	1,999,267
#	Ebix, Inc.	9,826	511,640
*	EchoStar Corp., Class A	164,257	3,439,542
*	EMCORE Corp.	23,758	119,028
*	ePlus, Inc.	62,471	5,250,063
*	ExlService Holdings, Inc.	4,788	367,144
*	Fabrinet	97,983	7,734,778
*	FARO Technologies, Inc.	2,753	194,279
*	First Solar, Inc.	14,605	1,448,086
*	Flex, Ltd.	769,480	13,573,627
*	FormFactor, Inc.	231,100	9,445,057
*	Frequency Electronics, Inc.	39,092	416,330
*	GSI Technology, Inc.	56,662	406,833
	Hackett Group, Inc. (The)	87,795	1,195,768
#*	Harmonic, Inc.	211,735	1,643,064
*	Ichor Holdings, Ltd.	70,239	2,535,628
#*	II-VI, Inc.	104,242	8,763,625
#*	Infinera Corp.	47,538	468,249
#*	Information Services Group, Inc.	6,612	23,340
*	Insight Enterprises, Inc.	137,520	10,465,272
	InterDigital, Inc.	44,066	2,829,478
#*	inTEST Corp.	48,411	370,344
*	Intevac, Inc.	55,464	371,609
	Jabil, Inc.	375,713	15,543,247
	Juniper Networks, Inc.	29,489	720,121
	KBR, Inc.	399,723	11,611,953
*	Key Tronic Corp.	54,827	467,674
*	Kimball Electronics, Inc.	104,283	1,999,105
*	Knowles Corp.	356,394	6,874,840
	Kulicke & Soffa Industries, Inc.	168,941	6,026,126
*	KVH Industries, Inc.	54,591	682,933
*	LGL Group, Inc. (The)	9,599	97,622
	Littelfuse, Inc.	1,658	403,507
*	Luna Innovations, Inc.	35,024	372,305
#*	MACOM Technology Solutions Holdings, Inc.	14,270	811,392
#*	MagnaChip Semiconductor Corp.	2,960	50,290
#	ManTech International Corp., Class A	69,078	6,195,606
*	Marin Software, Inc.	8,420	18,187
	Methode Electronics, Inc.	159,696	6,028,524

Tax-Managed U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	MKS Instruments, Inc.	87,108	$13,769,162
	MTS Systems Corp.	18,515	1,083,868
#*	Napco Security Technologies, Inc.	21,296	551,992
*	NeoPhotonics Corp.	11,694	130,271
*	NETGEAR, Inc.	95,324	3,945,460
*	Netscout Systems, Inc.	270,474	7,907,307
	Network-1 Technologies, Inc.	4,934	17,289
	NVE Corp.	502	32,073
*	ON Semiconductor Corp.	393,168	13,560,364
#*	OneSpan, Inc.	55,749	1,300,067
*	Onto Innovation, Inc.	118,239	6,390,818
#*	Optical Cable Corp.	27,633	89,531
*	OSI Systems, Inc.	46,194	4,158,384
	PC Connection, Inc.	159,110	7,810,710
	PC-Tel, Inc.	46,981	345,780
*	PDF Solutions, Inc.	1,611	31,125
*	Perficient, Inc.	102,259	5,584,364
	Perspecta, Inc.	12,078	349,658
*	Photronics, Inc.	209,678	2,327,426
*	Plexus Corp.	96,047	7,387,935
#	QAD, Inc., Class B	465	21,018
*	Qumu Corp.	8,056	62,273
*	Rambus, Inc.	217,477	4,130,976
#	RF Industries, Ltd.	21,199	124,438
*	Ribbon Communications, Inc.	14,919	109,058
	Richardson Electronics, Ltd.	36,622	233,648
*	Rogers Corp.	37,796	5,898,822
*	Sanmina Corp.	276,608	8,602,509
*	ScanSource, Inc.	78,044	1,887,884
#*	SMART Global Holdings, Inc.	14,238	528,942
*	StarTek, Inc.	2,241	19,586
#*	Stratasys, Ltd.	89,218	3,703,439
*	Super Micro Computer, Inc.	17,748	550,188
*	Sykes Enterprises, Inc.	144,986	5,595,010
#*	Synaptics, Inc.	26,044	2,584,086
	SYNNEX Corp.	210,135	17,151,219
*	Telenav, Inc.	31,703	150,906
	TESSCO Technologies, Inc.	38,446	297,572
*	Trio-Tech International	5,279	25,867
#*	TTM Technologies, Inc.	414,929	5,564,198
*	Ultra Clean Holdings, Inc.	126,517	4,883,556
#*	Veeco Instruments, Inc.	44,535	822,116
*	Virtusa Corp.	98,318	5,019,134
	Vishay Intertechnology, Inc.	434,647	9,366,643
*	Vishay Precision Group, Inc.	49,435	1,581,426
	Wayside Technology Group, Inc.	3,889	70,585
#*	WidePoint Corp.	3,514	44,276
	Xerox Holdings Corp.	462,235	9,720,802
	Xperi Holding Corp.	150,228	2,893,391
TOTAL INFORMATION TECHNOLOGY			472,130,205
MATERIALS — (7.0%)
#	Advanced Emissions Solutions, Inc.	2,970	15,058
*	AdvanSix, Inc.	20,553	438,190
	Albemarle Corp.	31,915	5,191,294
*	Alcoa Corp.	77,531	1,395,558
*	Allegheny Technologies, Inc.	345,547	5,877,754
	Alpha Metallurgical Resources Inc.	910	10,319
	American Vanguard Corp.	125,537	2,077,637

Tax-Managed U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
*	Ampco-Pittsburgh Corp.	2,600	$16,848
*	Arconic Corp.	14,821	373,489
	Ashland Global Holdings, Inc.	178,236	14,257,098
	Avient Corp.	46,159	1,773,890
	Cabot Corp.	79,290	3,481,624
	Caledonia Mining Corp., P.L.C.	640	9,619
	Carpenter Technology Corp.	143,759	4,491,031
*	Century Aluminum Co.	416,735	4,063,166
	CF Industries Holdings, Inc.	209,993	8,689,510
	Chase Corp.	15,612	1,564,947
#	Chemours Co. (The)	19,525	514,289
*	Clearwater Paper Corp.	78,347	2,983,454
*	Coeur Mining, Inc.	402,052	3,638,571
	Commercial Metals Co.	515,504	10,150,274
*	Core Molding Technologies, Inc.	23,022	275,804
	Domtar Corp.	213,899	6,410,553
	Eastman Chemical Co.	22,929	2,255,067
	Element Solutions, Inc.	921,185	15,687,781
*	Ferro Corp.	83,666	1,153,754
»	Ferroglobe Representation & Warranty Insurance Trust	20,277	0
»	Fortitude Gold Corp.	29,616	31,097
	Friedman Industries, Inc.	14,662	104,980
	FutureFuel Corp.	149,055	1,982,432
*	GCP Applied Technologies, Inc.	11,299	280,102
	Glatfelter Corp.	229,233	3,587,496
	Gold Resource Corp.	103,656	292,310
	Graphic Packaging Holding Co.	481,436	7,539,288
	Greif, Inc., Class A	76,224	3,442,276
	Greif, Inc., Class B	13,725	627,233
	Hawkins, Inc.	34,699	1,906,016
	Haynes International, Inc.	57,574	1,335,141
	HB Fuller Co.	198,292	10,091,080
#	Hecla Mining Co.	2,062,971	11,738,305
	Huntsman Corp.	670,534	17,715,508
	Innospec, Inc.	82,859	7,274,192
#*	Intrepid Potash, Inc.	2,963	67,349
	Kaiser Aluminum Corp.	70,836	6,141,481
*	Koppers Holdings, Inc.	1,398	46,525
*	Kraton Corp.	77,741	2,182,967
	Kronos Worldwide, Inc.	78,569	1,112,537
#*	Livent Corp.	163,674	2,982,140
	Louisiana-Pacific Corp.	196,045	7,451,670
	Materion Corp.	82,918	5,654,178
	Mercer International, Inc.	212,800	2,404,640
	Minerals Technologies, Inc.	139,004	8,566,817
	Mosaic Co. (The)	22,484	583,685
	Myers Industries, Inc.	86,603	1,736,390
	Neenah, Inc.	46,921	2,389,217
#	Nexa Resources SA	25,876	223,310
	Northern Technologies International Corp.	44,731	590,449
	O-I Glass, Inc.	94,175	1,190,372
	Olin Corp.	473,317	11,317,010
	Olympic Steel, Inc.	50,535	689,803
	PQ Group Holdings, Inc.	59,589	821,136
#*	Rayonier Advanced Materials, Inc.	187,859	1,299,984
	Reliance Steel & Aluminum Co.	288,850	33,529,708
*	Resolute Forest Products, Inc.	19,234	156,757
*	Ryerson Holding Corp.	17,335	213,914
	Schnitzer Steel Industries, Inc., Class A	142,319	4,201,257

Tax-Managed U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Schweitzer-Mauduit International, Inc.	102,745	$3,815,949
	Sensient Technologies Corp.	16,762	1,182,224
	Sonoco Products Co.	51,048	2,956,190
	Steel Dynamics, Inc.	497,726	17,057,070
	Stepan Co.	59,628	6,718,883
*	Summit Materials, Inc., Class A	369,016	7,575,899
	SunCoke Energy, Inc.	285,950	1,409,734
*	Synalloy Corp.	29,722	237,776
*	TimkenSteel Corp.	182,277	916,853
*	Trecora Resources	72,035	454,541
	Tredegar Corp.	113,297	1,653,003
	Trinseo SA	52,798	2,683,722
*	Tronox Holdings P.L.C., Class A	167,521	2,571,447
*	UFP Technologies, Inc.	14,247	655,504
	United States Lime & Minerals, Inc.	11,985	1,450,185
#	United States Steel Corp.	409,864	7,279,185
*	Universal Stainless & Alloy Products, Inc.	20,469	148,605
#*	US Concrete, Inc.	52,600	2,329,654
	Valvoline, Inc.	107,752	2,558,033
	Verso Corp., Class A	110,952	1,275,948
	Warrior Met Coal, Inc.	32,512	748,426
	Westlake Chemical Corp.	230,634	17,634,276
	WestRock Co.	65,009	2,693,323
	Worthington Industries, Inc.	110,280	5,772,055
TOTAL MATERIALS			352,075,816
REAL ESTATE — (0.4%)
#*	Altisource Portfolio Solutions SA	2,866	29,033
#*	Cushman & Wakefield P.L.C.	65,699	941,467
*	Five Point Holdings LLC, Class A	2,100	13,230
*	Forestar Group, Inc.	35,300	758,597
*	FRP Holdings, Inc.	26,447	1,142,246
*	Howard Hughes Corp. (The)	20,879	1,799,143
	Indus Realty Trust, Inc.	10,459	666,552
#*	Jones Lang LaSalle, Inc.	32,125	4,696,996
	Kennedy-Wilson Holdings, Inc.	60,047	1,032,208
*	Marcus & Millichap, Inc.	10,575	377,845
	Newmark Group, Inc., Class A	2,693	18,205
*	Rafael Holdings, Inc., Class B	44,138	1,036,360
	RE/MAX Holdings, Inc., Class A	60,375	2,186,782
#*	Realogy Holdings Corp.	176,373	2,504,497
#	St Joe Co. (The)	9,556	425,242
#*	Stratus Properties, Inc.	25,957	678,516
*	Tejon Ranch Co.	113,297	1,804,821
TOTAL REAL ESTATE			20,111,740
UTILITIES — (0.3%)
	Brookfield Renewable Corp., Class A	40,846	2,285,334
	Genie Energy, Ltd., Class B	78,472	579,123
	MDU Resources Group, Inc.	18,478	485,787
#	New Jersey Resources Corp.	2,058	72,051
#	Ormat Technologies, Inc.	73,091	8,344,068

Tax-Managed U.S. Targeted Value Portfolio
CONTINUED
	Shares	Value†
UTILITIES — (Continued)
Vistra Corp.	195,823	$3,910,585
TOTAL UTILITIES		15,676,948
TOTAL COMMON STOCKS		4,853,474,222
PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
Liberty Broadband Corp.	13,712	388,872
CONSUMER DISCRETIONARY — (0.0%)
Qurate Retail, Inc.	12,158	1,216,530
INDUSTRIALS — (0.0%)
# WESCO International, Inc.	66,146	2,055,818
TOTAL PREFERRED STOCKS		3,661,220
RIGHTS/WARRANTS — (0.0%)
INFORMATION TECHNOLOGY — (0.0%)
*» LGL Group, Inc. (The) Warrants 11/16/25	7,319	2,928
TOTAL INVESTMENT SECURITIES (Cost $2,795,707,644)		4,857,138,370

TEMPORARY CASH INVESTMENTS — (0.6%)
	State Street Institutional U.S. Government Money Market Fund 0.030%	28,136,743	28,136,743
SECURITIES LENDING COLLATERAL — (3.3%)
@§	The DFA Short Term Investment Fund	14,381,570	166,409,144
TOTAL INVESTMENTS — (100.0%)
(Cost $2,990,237,676)^^			$5,051,684,257
Summary of the Portfolio's investments as of January 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$153,440,283	—	—	$153,440,283
Consumer Discretionary	782,714,848	$10,258	—	782,725,106
Consumer Staples	236,147,900	—	—	236,147,900
Energy	200,479,463	—	—	200,479,463
Financials	1,300,184,817	16,226	—	1,300,201,043
Health Care	237,596,357	1,287,627	—	238,883,984
Industrials	1,081,601,734	—	—	1,081,601,734
Information Technology	472,129,095	1,110	—	472,130,205
Materials	352,044,719	31,097	—	352,075,816
Real Estate	20,111,740	—	—	20,111,740
Utilities	15,676,948	—	—	15,676,948
Preferred Stocks
Communication Services	388,872	—	—	388,872
Consumer Discretionary	1,216,530	—	—	1,216,530
Industrials	2,055,818	—	—	2,055,818

Tax-Managed U.S. Targeted Value Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Rights/Warrants
Information Technology	—	$2,928	—	$2,928
Temporary Cash Investments	$28,136,743	—	—	28,136,743
Securities Lending Collateral	—	166,409,144	—	166,409,144
TOTAL	$4,883,925,867	$167,758,390	—	$5,051,684,257

Tax-Managed U.S. Small Cap Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2021
(Unaudited)

		Shares	Value†
COMMON STOCKS — (94.9%)
COMMUNICATION SERVICES — (2.5%)
	Alaska Communications Systems Group, Inc.	27,346	$89,695
#*	AMC Networks, Inc., Class A	48,184	2,381,253
#*	Anterix, Inc.	15,886	576,344
	ATN International, Inc.	28,931	1,249,241
*	AutoWeb, Inc.	7,894	23,524
#*	Bandwidth, Inc., Class A	2,792	497,367
*	Boingo Wireless, Inc.	91,024	1,050,417
#*	Boston Omaha Corp., Class A	8,713	237,865
#*	Cardlytics, Inc.	932	113,956
*	Cargurus, Inc.	14,900	435,825
*	Cars.com, Inc.	137,939	1,601,472
*	Cincinnati Bell, Inc.	104,233	1,588,511
#	Cinemark Holdings, Inc.	52,601	1,064,644
	Cogent Communications Holdings, Inc.	88,424	5,035,747
*	comScore, Inc.	26,722	85,243
*	Consolidated Communications Holdings, Inc.	138,962	848,363
*	Cumulus Media, Inc., Class A	4,437	38,513
*	Daily Journal Corp.	249	83,166
*	DHI Group, Inc.	48,516	121,290
	Emerald Holding, Inc.	20,561	83,478
	Entercom Communications Corp., Class A	124,386	578,395
	Entravision Communications Corp., Class A	102,213	327,082
#*	Eventbrite, Inc., Class A	991	17,689
	EW Scripps Co. (The), Class A	139,434	2,065,018
*	Fluent, Inc.	16,907	91,636
#*	Gaia, Inc.	25,665	234,578
#*	Gannett Co., Inc.	4,270	19,130
*	Glu Mobile, Inc.	183,954	1,620,635
*	Gray Television, Inc.	155,068	2,643,909
*	Gray Television, Inc., Class A	912	15,048
*	Hemisphere Media Group, Inc.	23,962	250,163
*	IDT Corp., Class B	60,530	849,236
*	iHeartMedia, Inc., Class A	8,595	124,971
*	IMAX Corp.	65,542	1,238,744
*	Iridium Communications, Inc.	122,505	6,035,821
	John Wiley & Sons, Inc., Class A	83,994	3,830,966
*	Liberty Latin America, Ltd., Class A	54,286	547,746
*	Liberty Latin America, Ltd., Class C	142,012	1,404,499
#*	Liberty Media Corp.-Liberty Braves, Class A	13,409	366,870
*	Liberty Media Corp.-Liberty Braves, Class C	35,733	956,930
*	Liberty TripAdvisor Holdings, Inc., Class A	124,431	507,678
#*	Lions Gate Entertainment Corp., Class A	103,681	1,450,497
*	Lions Gate Entertainment Corp., Class B	109,195	1,349,650
#	Loral Space & Communications, Inc.	3,957	100,508
*	Madison Square Garden Entertainment Corp.	520	46,150
#	Marcus Corp. (The)	41,404	728,710
#	Meredith Corp.	55,965	1,227,312
#*	MSG Networks, Inc., Class A	52,517	906,969
	National CineMedia, Inc.	115,487	481,003
	Nexstar Media Group, Inc., Class A	67,042	7,620,664
*	ORBCOMM, Inc.	158,693	1,188,611
*	QuinStreet, Inc.	101,136	2,141,049
#*	Reading International, Inc., Class A	26,130	147,634
*	Reading International, Inc., Class B	2,340	49,140

Tax-Managed U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
	Saga Communications, Inc., Class A	13,163	$296,167
	Scholastic Corp.	44,315	1,141,998
*	Sciplay Corp., Class A	11,346	181,196
	Shenandoah Telecommunications Co.	99,217	3,856,565
	Spok Holdings, Inc.	49,865	554,499
*	Super League Gaming, Inc.	4,966	15,246
*	TechTarget, Inc.	66,320	4,954,104
	TEGNA, Inc.	196,000	3,141,880
	Telephone and Data Systems, Inc.	153,935	2,886,281
	Townsquare Media, Inc., Class A	28,307	282,504
*	Travelzoo	16,527	181,962
	Tribune Publishing Co.	75,192	1,098,555
*	TripAdvisor, Inc.	14,506	449,251
*	TrueCar, Inc.	82,012	367,414
*	United States Cellular Corp.	37,513	1,169,655
#*	Urban One, Inc.	36,015	60,145
*	Vonage Holdings Corp.	451,711	5,637,353
	World Wrestling Entertainment, Inc., Class A	10,172	572,989
*	Yelp, Inc.	80,175	2,612,903
*	Zedge, Inc., Class B	17,051	123,961
TOTAL COMMUNICATION SERVICES			87,955,183
CONSUMER DISCRETIONARY — (15.3%)
#*	1-800-Flowers.com, Inc., Class A	91,754	2,819,600
*	Aaron's Co., Inc. (The)	60,404	1,023,244
	Abercrombie & Fitch Co., Class A	120,014	2,768,723
	Acushnet Holdings Corp.	34,960	1,427,067
*	Adient P.L.C.	115,541	3,730,819
*	Adtalem Global Education, Inc.	89,802	3,465,459
	AMCON Distributing Co.	300	33,600
*	American Axle & Manufacturing Holdings, Inc.	287,002	2,528,488
#	American Eagle Outfitters, Inc.	346,847	7,869,958
*	American Outdoor Brands, Inc.	30,011	569,609
*	American Public Education, Inc.	35,563	1,023,503
*	America's Car-Mart, Inc.	16,752	1,989,803
	Ark Restaurants Corp.	5,380	99,638
*	Asbury Automotive Group, Inc.	46,175	6,585,017
*	Aspen Group, Inc.	10,446	98,767
*	At Home Group, Inc.	75,215	1,832,990
*	AutoNation, Inc.	69,821	4,976,841
	Bally's Corp.	6,187	324,694
*	Barnes & Noble Education, Inc.	103,115	604,254
	Bassett Furniture Industries, Inc.	21,746	421,437
*	Beazer Homes USA, Inc.	11,267	187,258
#	Bed Bath & Beyond, Inc.	70,173	2,479,212
#	Big Lots, Inc.	61,107	3,646,866
*	Biglari Holdings, Inc., Class A	59	33,694
*	Biglari Holdings, Inc., Class B	2,903	333,090
#*	BJ's Restaurants, Inc.	46,226	2,160,603
#	Bloomin' Brands, Inc.	124,365	2,620,371
#*	Blue Apron Holdings, Inc., Class A	14,100	142,410
	Bluegreen Vacations Holding Corp.	10,487	137,275
#*	Boot Barn Holdings, Inc.	71,231	4,077,262
	Bowl America, Inc., Class A	1,400	13,496
#	Brinker International, Inc.	22,185	1,306,253
	Brunswick Corp.	21,425	1,852,405
#	Buckle, Inc. (The)	56,341	2,215,328
#*	Build-A-Bear Workshop, Inc.	32,750	183,727
	Caleres, Inc.	75,550	1,141,560

Tax-Managed U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Callaway Golf Co.	210,547	$5,872,156
#	Camping World Holdings, Inc., Class A	3,598	122,908
	Canterbury Park Holding Corp.	6,569	88,353
*	Capri Holdings, Ltd.	4,463	185,929
#*	CarParts.com, Inc.	6,621	104,016
	Carriage Services, Inc.	45,440	1,504,973
*	Carrols Restaurant Group, Inc.	116,975	718,226
#	Carter's, Inc.	29,731	2,617,517
	Cato Corp. (The), Class A	42,203	479,848
*	Cavco Industries, Inc.	19,318	3,644,534
*	Century Casinos, Inc.	4,483	31,157
*	Century Communities, Inc.	84,334	3,958,638
#	Cheesecake Factory, Inc. (The)	65,297	2,936,406
	Chico's FAS, Inc.	13,000	28,730
#	Children's Place, Inc. (The)	28,465	2,091,324
#	Choice Hotels International, Inc.	51,768	5,209,932
	Churchill Downs, Inc.	1,679	314,729
*	Chuy's Holdings, Inc.	40,240	1,411,619
	Citi Trends, Inc.	15,726	927,834
	Clarus Corp.	12,241	196,590
	Collectors Universe, Inc.	28,484	2,600,874
	Columbia Sportswear Co.	3,788	331,298
*	Conn's, Inc.	71,920	1,131,302
*	Container Store Group, Inc. (The)	34,809	474,447
	Cooper Tire & Rubber Co.	116,557	4,283,470
*	Cooper-Standard Holdings, Inc.	28,528	870,389
	Core-Mark Holding Co., Inc.	111,988	3,434,672
	Cracker Barrel Old Country Store, Inc.	27,556	3,728,602
*	Crocs, Inc.	125,337	8,776,097
	Culp, Inc.	32,366	499,407
	Dana, Inc.	267,066	5,170,398
#	Dave & Buster's Entertainment, Inc.	27,367	931,025
*	Deckers Outdoor Corp.	12,443	3,633,107
*	Del Taco Restaurants, Inc.	81,502	784,049
*	Delta Apparel, Inc.	9,161	183,403
*	Denny's Corp.	76,190	1,198,469
#	Designer Brands, Inc., Class A	94,407	1,156,486
#	Dick's Sporting Goods, Inc.	83,687	5,607,866
	Dillard's, Inc., Class A	19,175	1,683,757
*	Dixie Group, Inc. (The)	7,497	26,240
*	Dorman Products, Inc.	63,309	5,750,356
	Educational Development Corp.	11,230	152,166
#*	El Pollo Loco Holdings, Inc.	76,845	1,563,796
	Escalade, Inc.	17,256	359,788
	Ethan Allen Interiors, Inc.	53,286	1,260,214
*	Everi Holdings, Inc.	46,082	602,753
	Extended Stay America, Inc.	214,321	3,146,232
*	Fiesta Restaurant Group, Inc.	58,955	887,862
*	Flanigan's Enterprises, Inc.	1,877	43,865
	Flexsteel Industries, Inc.	15,701	535,718
*	Floor & Decor Holdings, Inc., Class A	20,733	1,908,887
	Foot Locker, Inc.	14,008	613,831
#*	Fossil Group, Inc.	105,951	1,536,289
*	Fox Factory Holding Corp.	69,359	8,298,111
*	frontdoor, Inc.	22,856	1,257,994
*	Full House Resorts, Inc.	2,767	15,772
#*	Funko, Inc., Class A	3,600	43,020
*	Gap, Inc. (The)	63,710	1,290,127
*	Genesco, Inc.	38,312	1,486,889

Tax-Managed U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Gentherm, Inc.	70,582	$4,323,853
#*	G-III Apparel Group, Ltd.	74,577	2,016,562
	Goodyear Tire & Rubber Co. (The)	237,164	2,502,080
*	GoPro, Inc., Class A	97,060	868,687
	Graham Holdings Co., Class B	6,963	3,955,750
*	Grand Canyon Education, Inc.	20,127	1,709,587
*	Green Brick Partners, Inc.	26,301	523,390
	Group 1 Automotive, Inc.	37,193	5,118,501
*	GrubHub, Inc.	40,800	3,071,016
#	Guess?, Inc.	125,828	2,921,726
	H&R Block, Inc.	14,500	249,835
	Hamilton Beach Brands Holding Co., Class A	21,382	410,321
#	Hanesbrands, Inc.	164,586	2,516,520
	Harley-Davidson, Inc.	85,405	3,423,886
#	Haverty Furniture Cos., Inc.	42,229	1,380,466
	Haverty Furniture Cos., Inc., Class A	457	14,960
#*	Helen of Troy, Ltd.	49,830	12,170,977
#*	Hibbett Sports, Inc.	41,971	2,369,263
*	Hilton Grand Vacations, Inc.	91,868	2,730,317
	Hooker Furniture Corp.	26,595	801,307
*	Horizon Global Corp.	16,767	158,951
*	Houghton Mifflin Harcourt Co.	156,042	769,287
*	Installed Building Products, Inc.	54,463	5,714,803
#	International Game Technology P.L.C.	1,000	16,110
#*	iRobot Corp.	50,550	6,071,055
*	J Alexander's Holdings, Inc.	21,666	159,028
	Jack in the Box, Inc.	44,536	4,192,619
*	JAKKS Pacific, Inc.	1,753	13,691
	Johnson Outdoors, Inc., Class A	21,043	2,294,318
	KB Home	129,755	5,402,998
#	Kontoor Brands, Inc.	7,005	253,021
	L Brands, Inc.	11,215	457,123
*	Lakeland Industries, Inc.	15,023	417,639
*	Lands' End, Inc.	29,041	801,822
*	Laureate Education, Inc., Class A	86,254	1,122,165
	La-Z-Boy, Inc.	108,239	4,191,014
#*	Lazydays Holdings, Inc.	3,900	66,924
	LCI Industries	45,565	5,895,200
*	Leaf Group, Ltd.	68,357	369,128
#*	Legacy Housing Corp.	400	5,668
	Leggett & Platt, Inc.	58,208	2,386,528
*	LGI Homes, Inc.	21,484	2,292,558
	Lifetime Brands, Inc.	28,357	394,162
#*	Lincoln Educational Services Corp.	5,543	32,648
#*	Lindblad Expeditions Holdings, Inc.	58,877	924,369
*	Liquidity Services, Inc.	82,478	1,609,971
	Lithia Motors, Inc., Class A	48,063	15,316,717
#*	Lovesac Co. (The)	3,000	169,620
*	Lumber Liquidators Holdings, Inc.	59,405	1,660,964
*	M/I Homes, Inc.	42,762	2,111,160
#*	Magnite, Inc.	221,464	7,671,513
*	Malibu Boats, Inc., Class A	41,937	2,940,203
	Marine Products Corp.	33,814	550,492
*	MarineMax, Inc.	55,940	2,339,970
	Marriott Vacations Worldwide Corp.	58,656	7,200,611
*	MasterCraft Boat Holdings, Inc.	57,358	1,464,350
#*	Mattel, Inc.	67,426	1,221,759
	MDC Holdings, Inc.	110,326	5,739,159
»	Media General, Inc.	64,715	6,070

Tax-Managed U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Meritage Homes Corp.	43,894	$3,522,932
#*	Michaels Cos., Inc. (The)	151,569	2,349,319
*	Modine Manufacturing Co.	103,803	1,302,728
*	Monarch Casino & Resort, Inc.	36,281	1,917,451
#	Monro, Inc.	57,870	3,383,659
#*	Motorcar Parts of America, Inc.	38,494	871,119
	Movado Group, Inc.	34,044	703,349
	Murphy USA, Inc.	57,155	7,119,798
	Nathan's Famous, Inc.	13,901	771,645
*	National Vision Holdings, Inc.	38,880	1,802,866
#*	Nautilus, Inc.	91,165	2,234,454
#*	Noodles & Co.	60,530	512,689
	ODP Corp. (The)	86,712	3,701,735
#*	Ollie's Bargain Outlet Holdings, Inc.	29,834	2,826,175
	OneSpaWorld Holdings Ltd.	5,585	53,002
	Oxford Industries, Inc.	29,994	1,956,809
	Papa John's International, Inc.	57,440	5,874,963
#*	Party City Holdco, Inc.	10,129	72,828
	Patrick Industries, Inc.	50,033	3,455,279
#*	Penn National Gaming, Inc.	56,370	5,846,696
	Penske Automotive Group, Inc.	101,258	6,059,279
*	Perdoceo Education Corp.	174,844	2,068,405
#	PetMed Express, Inc.	51,262	1,958,208
*	Playa Hotels & Resorts NV	30,068	159,962
*	PlayAGS, Inc.	28,699	147,800
	Polaris, Inc.	27,279	3,182,641
*	Potbelly Corp.	33,023	177,994
#*	Purple Innovation, Inc.	1,756	59,774
	PVH Corp.	12,121	1,033,436
*	Quotient Technology, Inc.	54,308	481,169
	Qurate Retail, Inc., Class A	179,538	2,262,179
#	RCI Hospitality Holdings, Inc.	22,308	858,412
#*	Red Lion Hotels Corp.	41,823	142,198
*	Red Robin Gourmet Burgers, Inc.	22,225	582,073
	Red Rock Resorts, Inc., Class A	16,500	387,420
#*	Regis Corp.	74,018	702,431
	Rent-A-Center, Inc.	39,962	1,730,355
#*	Revolve Group, Inc.	7,100	263,836
#*	RH	15,895	7,555,847
	Rocky Brands, Inc.	13,928	479,959
#*	RumbleON, Inc., Class B	1,300	47,827
#	Ruth's Hospitality Group, Inc.	81,244	1,477,828
#*	Sally Beauty Holdings, Inc.	157,219	2,374,007
*	Scientific Games Corp., Class A	64,689	2,537,103
*	SeaWorld Entertainment, Inc.	78,228	2,234,974
#*	Sequential Brands Group, Inc.	928	15,331
#*	Shake Shack, Inc., Class A	37,763	4,283,079
#	Shoe Carnival, Inc.	34,944	1,642,019
	Shutterstock, Inc.	54,870	3,566,001
#	Signet Jewelers, Ltd.	88,790	3,606,650
	Six Flags Entertainment Corp.	1,859	63,578
*	Skechers U.S.A., Inc., Class A	70,830	2,442,218
*	Skyline Champion Corp.	46,344	1,558,549
*	Sleep Number Corp.	70,189	7,562,163
#	Smith & Wesson Brands, Inc.	120,047	1,987,978
	Sonic Automotive, Inc., Class A	72,077	2,950,112
*	Sonos, Inc.	29,298	766,143
*	Sportsman's Warehouse Holdings, Inc.	129,091	2,261,674
*	Stamps.com, Inc.	27,448	6,266,653

Tax-Managed U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Standard Motor Products, Inc.	54,638	$2,143,449
	Steven Madden, Ltd.	153,699	5,164,286
*	Stitch Fix, Inc., Class A	10,395	992,099
*	Stoneridge, Inc.	69,370	1,904,206
	Strategic Education, Inc.	24,509	2,165,860
	Strattec Security Corp.	7,066	386,863
*	Stride, Inc.	91,630	2,359,472
	Superior Group of Cos, Inc.	31,413	717,159
*	Tandy Leather Factory, Inc.	11,426	37,706
	Tapestry, Inc.	6,387	201,957
*	Taylor Morrison Home Corp.	166,814	4,333,828
*	Tempur Sealy International, Inc.	147,980	3,906,672
*	Tenneco, Inc., Class A	32,725	330,522
*	Terminix Global Holdings, Inc.	26,306	1,254,270
	Texas Roadhouse, Inc.	88,757	6,764,171
	Tilly's, Inc., Class A	44,913	440,147
	Toll Brothers, Inc.	3,152	161,067
*	TopBuild Corp.	51,411	10,279,629
*	TravelCenters of America, Inc.	15,642	429,999
*	Tri Pointe Homes, Inc.	254,078	5,132,376
*	Tupperware Brands Corp.	19,116	575,009
#*	Turtle Beach Corp.	23,474	701,873
*	Unifi, Inc.	38,168	914,124
*	Universal Electronics, Inc.	34,939	1,895,091
*	Universal Technical Institute, Inc.	35,263	214,399
*	Urban Outfitters, Inc.	169,087	4,638,056
#*	Veoneer, Inc.	6,058	159,265
*	Vera Bradley, Inc.	67,551	570,806
*	Vince Holding Corp.	1,906	15,610
*	Vista Outdoor, Inc.	118,170	3,447,019
*	Visteon Corp.	41,198	5,251,921
*	VOXX International Corp.	50,324	940,052
	Wendy's Co. (The)	223,120	4,551,648
	Weyco Group, Inc.	14,152	244,264
	Wingstop, Inc.	28,782	4,318,739
	Winmark Corp.	9,761	1,665,519
	Winnebago Industries, Inc.	62,841	4,339,799
	Wolverine World Wide, Inc.	161,586	4,627,823
#*	WW International, Inc.	73,229	1,944,962
	Wyndham Destinations, Inc.	13,630	602,991
	Wyndham Hotels & Resorts, Inc.	39,437	2,294,050
*	YETI Holdings, Inc.	20,697	1,362,277
*	ZAGG, Inc.	53,073	220,784
*	Zumiez, Inc.	56,263	2,423,810
TOTAL CONSUMER DISCRETIONARY			549,155,550
CONSUMER STAPLES — (4.3%)
	Alico, Inc.	11,109	329,937
	Andersons, Inc. (The)	56,020	1,288,460
*	Arcadia Biosciences, Inc.	2,600	7,150
#	B&G Foods, Inc.	65,549	2,496,106
#*	BJ's Wholesale Club Holdings, Inc.	43,951	1,849,019
*	Boston Beer Co., Inc. (The), Class A	954	874,713
*	Bridgford Foods Corp.	6,838	114,537
	Calavo Growers, Inc.	35,664	2,715,814
*	Cal-Maine Foods, Inc.	76,362	2,927,719
#*	Celsius Holdings, Inc.	1,714	91,528
*	Central Garden & Pet Co.	25,378	1,073,236
*	Central Garden & Pet Co., Class A	76,906	2,999,334

Tax-Managed U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
*	Chefs' Warehouse, Inc. (The)	74,515	$2,033,514
	Coca-Cola Consolidated, Inc.	14,285	3,812,095
*	Coffee Holding Co., Inc.	7,765	36,884
*	Darling Ingredients, Inc.	292,864	18,160,497
	Edgewell Personal Care Co.	95,311	3,183,387
*	elf Beauty, Inc.	56,739	1,234,641
#	Energizer Holdings, Inc.	7,262	318,366
*	Farmer Bros Co.	23,645	123,900
	Flowers Foods, Inc.	42,991	987,073
	Fresh Del Monte Produce, Inc.	92,588	2,265,628
*	Freshpet, Inc.	5,063	705,327
#*	Grocery Outlet Holding Corp.	5,099	217,676
#*	Hain Celestial Group, Inc. (The)	35,939	1,494,523
*	Hostess Brands, Inc.	154,890	2,377,562
	Ingles Markets, Inc., Class A	35,199	1,674,064
	Ingredion, Inc.	172	12,981
	Inter Parfums, Inc.	63,168	3,927,786
	J&J Snack Foods Corp.	32,569	4,971,984
	John B. Sanfilippo & Son, Inc.	21,116	1,698,360
	Lancaster Colony Corp.	38,138	6,658,132
*	Landec Corp.	74,012	788,968
#*	Lifevantage Corp.	38,243	341,892
*	Lifeway Foods, Inc.	1,761	10,601
	Limoneira Co.	36,786	587,472
	Mannatech, Inc.	1,440	27,216
	Medifast, Inc.	22,447	5,267,638
	MGP Ingredients, Inc.	40,400	2,339,160
	National Beverage Corp.	65,535	9,931,174
#	Natura & Co. Holding SA, ADR	39,598	705,240
*	Natural Alternatives International, Inc.	16,693	239,878
	Natural Grocers by Vitamin Cottage, Inc.	45,654	760,139
	Natural Health Trends Corp.	1,244	6,742
*	Nature's Sunshine Products, Inc.	5,543	88,965
*	NewAge, Inc.	36,286	110,672
	Nu Skin Enterprises, Inc., Class A	89,062	5,154,018
#	Ocean Bio-Chem, Inc.	2,148	26,807
	Oil-Dri Corp. of America	13,411	464,959
*	Performance Food Group Co.	77,695	3,642,342
*	Pilgrim's Pride Corp.	2,636	51,086
	PriceSmart, Inc.	61,038	5,730,247
*	Rite Aid Corp.	21,318	560,450
	Rocky Mountain Chocolate Factory, Inc.	6,870	29,266
	Sanderson Farms, Inc.	45,925	6,254,526
	Seaboard Corp.	329	1,035,103
*	Seneca Foods Corp., Class A	18,615	674,794
*	Seneca Foods Corp., Class B	1,443	55,556
*	Simply Good Foods Co. (The)	66,791	1,906,215
	SpartanNash Co.	74,457	1,378,944
	Spectrum Brands Holdings, Inc.	28,883	2,182,688
*	Sprouts Farmers Market, Inc.	218,011	4,937,949
#	Tootsie Roll Industries, Inc.	42,566	1,684,762
*	TreeHouse Foods, Inc.	92,271	3,896,604
#	Turning Point Brands, Inc.	17,439	821,377
*	United Natural Foods, Inc.	108,552	2,939,588
	United-Guardian, Inc.	10,372	144,897
	Universal Corp.	48,949	2,245,291
*	USANA Health Sciences, Inc.	43,361	3,588,556
	Vector Group, Ltd.	285,066	3,346,675
	Village Super Market, Inc., Class A	19,939	420,115

Tax-Managed U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	WD-40 Co.	19,390	$5,902,510
	Weis Markets, Inc.	39,182	1,930,889
TOTAL CONSUMER STAPLES			154,873,904
ENERGY — (2.5%)
	Adams Resources & Energy, Inc.	8,338	201,863
	Antero Midstream Corp.	133,509	1,081,423
#*	Antero Resources Corp.	65,035	451,343
	Apache Corp.	3,244	46,324
	Arch Resources, Inc.	28,756	1,377,987
	Archrock, Inc.	190,372	1,688,600
#	Ardmore Shipping Corp.	44,473	142,314
*	Aspen Aerogels, Inc.	8,399	168,484
	Berry Corp.	13,757	52,964
*	Bonanza Creek Energy, Inc.	28,053	579,575
*	Bristow Group, Inc.	9,601	232,440
	Cactus, Inc., Class A	55,572	1,455,986
*	Centrus Energy Corp., Class A	747	15,172
*	ChampionX Corp.	70,688	1,080,819
	Cimarex Energy Co.	33,800	1,425,684
*	Clean Energy Fuels Corp.	369,897	3,784,046
*	CNX Resources Corp.	364,164	4,613,958
#*	Comstock Resources, Inc.	9,661	43,958
*	CONSOL Energy, Inc.	38,316	311,126
#	CVR Energy, Inc.	54,847	937,884
#*	Dawson Geophysical Co.	34,164	88,143
	Delek US Holdings, Inc.	93,167	1,747,813
	Devon Energy Corp.	86,723	1,427,461
	DHT Holdings, Inc.	347,986	1,868,685
	Diamondback Energy, Inc.	11,100	629,259
#	DMC Global, Inc.	37,358	2,135,757
*	Dorian LPG, Ltd.	95,422	1,105,941
*	Dril-Quip, Inc.	58,557	1,763,737
*	Earthstone Energy, Inc., Class A	39,516	203,112
#*	ENGlobal Corp.	8,803	59,420
	EnLink Midstream LLC	86,366	335,964
	EQT Corp.	212,590	3,467,343
	Equitrans Midstream Corp.	111,237	739,726
	Evolution Petroleum Corp.	56,441	179,482
*	Exterran Corp.	52,738	227,828
#*	Forum Energy Technologies, Inc.	4,358	64,629
#*	Frank's International NV	84,908	236,044
#	GasLog, Ltd.	44,388	181,991
*	Geospace Technologies Corp.	28,882	235,388
*	Gevo, Inc.	34,646	352,003
*	Goodrich Petroleum Corp.	7,444	71,983
#*	Green Plains, Inc.	77,888	1,496,228
*	Gulf Island Fabrication, Inc.	24,096	81,926
*	Helix Energy Solutions Group, Inc.	239,831	988,104
	Helmerich & Payne, Inc.	100,436	2,438,586
	HollyFrontier Corp.	61,049	1,737,455
*	Houston American Energy Corp.	6,759	15,411
*	Independence Contract Drilling, Inc.	5,705	20,994
#	International Seaways, Inc.	58,242	932,454
#*	KLX Energy Services Holdings, Inc.	1,573	13,197
	Kosmos Energy, Ltd.	140,816	312,612
#*	Laredo Petroleum, Inc.	21,120	491,462
	Liberty Oilfield Services, Inc., Class A	25,001	300,512
#*	Magnolia Oil & Gas Corp., Class A	17,982	152,308

Tax-Managed U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
*	Matador Resources Co.	177,171	$2,707,173
	Murphy Oil Corp.	144,516	1,787,663
	Nabors Industries, Ltd.	4,847	346,173
	NACCO Industries, Inc., Class A	13,850	331,984
*	Natural Gas Services Group, Inc.	23,499	192,457
	Navios Maritime Acquisition Corp.	4,533	15,276
*	NCS Multistage Holdings, Inc.	1,332	42,038
*	Newpark Resources, Inc.	26,257	62,754
*	NextDecade Corp.	1,490	3,472
#*	NexTier Oilfield Solutions, Inc.	82,708	274,591
#	Nordic American Tankers, Ltd.	103,318	305,821
	NOV, Inc.	6,041	74,788
*	Oceaneering International, Inc.	144,288	1,219,234
*	Oil States International, Inc.	107,178	600,197
*	Overseas Shipholding Group, Inc., Class A	86,086	178,198
*	Par Pacific Holdings, Inc.	66,653	885,152
	Patterson-UTI Energy, Inc.	283,416	1,743,008
#	PBF Energy, Inc., Class A	46,895	397,201
*	PDC Energy, Inc.	157,270	3,414,332
*	Peabody Energy Corp.	100	383
#*	Penn Virginia Corp.	12,386	124,355
	PHX Minerals, Inc.	15,055	41,401
	Pioneer Natural Resources Co.	4,864	588,058
*	ProPetro Holding Corp.	103,174	824,360
	QEP Resources, Inc.	52,900	150,765
	Range Resources Corp.	452,948	4,171,651
#*	Renewable Energy Group, Inc.	91,626	8,209,690
*	REX American Resources Corp.	15,152	1,159,128
#*	RPC, Inc.	199,357	889,132
#*	SandRidge Energy, Inc.	11,287	47,631
#	Scorpio Tankers, Inc.	80,016	995,399
*	SEACOR Marine Holdings, Inc.	37,931	102,414
*	Select Energy Services, Inc., Class A	60,468	303,549
#	SFL Corp., Ltd.	135,505	856,392
*	SilverBow Resources, Inc.	8,407	45,650
	SM Energy Co.	95,581	801,925
#	Solaris Oilfield Infrastructure, Inc., Class A	61,131	556,292
#*	Southwestern Energy Co.	1,206,966	4,550,262
#*	Talos Energy, Inc.	47,140	398,804
#*	Teekay Tankers, Ltd., Class A	15,614	160,043
*	Tidewater, Inc.	26,829	254,607
#	US Silica Holdings, Inc.	106,847	869,735
*	VAALCO Energy, Inc.	13,281	28,953
	World Fuel Services Corp.	79,110	2,419,975
TOTAL ENERGY			88,926,974
FINANCIALS — (19.1%)
	1st Constitution Bancorp	170	2,623
	1st Source Corp.	55,367	2,178,691
	ACNB Corp.	3,796	95,090
#	Affiliated Managers Group, Inc.	49,012	5,400,632
	Alerus Financial Corp.	1,045	25,143
#	Allegiance Bancshares, Inc.	23,574	829,333
	Altabancorp	29,164	939,372
	A-Mark Precious Metals, Inc.	15,663	447,649
*	Ambac Financial Group, Inc.	28,864	416,219
	American Equity Investment Life Holding Co.	180,605	5,271,860
	American National Bankshares, Inc.	15,005	419,390
	American National Group, Inc.	17,386	1,536,575

Tax-Managed U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	American River Bankshares	2,368	$30,595
	Ameris Bancorp	135,533	5,300,696
	AMERISAFE, Inc.	45,960	2,550,780
	AmeriServ Financial, Inc.	54,405	184,977
	Ames National Corp.	2,377	53,506
	Argo Group International Holdings, Ltd.	60,193	2,428,788
	Arrow Financial Corp.	38,429	1,129,813
	Artisan Partners Asset Management, Inc., Class A	94,690	4,582,996
*	Assetmark Financial Holdings Inc	444	10,221
	Associated Banc-Corp	249,187	4,470,415
#	Associated Capital Group, Inc., Class A	1,064	34,942
	Assured Guaranty, Ltd.	93,574	3,345,270
*	Atlantic American Corp.	4,900	11,711
*	Atlantic Capital Bancshares, Inc.	43,643	780,773
	Atlantic Union Bankshares Corp.	128,704	4,226,639
*	Atlanticus Holdings Corp.	19,846	510,638
	Auburn National BanCorp, Inc.	300	11,859
	Axis Capital Holdings, Ltd.	47,796	2,193,836
*	Axos Financial, Inc.	117,133	4,562,330
	Banc of California, Inc.	102,736	1,731,102
	BancFirst Corp.	48,139	2,774,251
*	Bancorp, Inc. (The)	146,552	2,457,677
	BancorpSouth Bank	218,894	6,052,419
	Bank of Commerce Holdings	17,562	177,903
	Bank of Hawaii Corp.	69,002	5,395,266
	Bank of Marin Bancorp	24,251	900,682
	Bank of NT Butterfield & Son, Ltd. (The)	50,665	1,540,723
	Bank OZK	120,245	4,468,304
	BankFinancial Corp.	23,149	196,304
	BankUnited, Inc.	109,177	3,782,983
	Bankwell Financial Group, Inc.	3,607	70,156
	Banner Corp.	62,749	2,775,388
#	Bar Harbor Bankshares	23,265	500,430
*	Baycom Corp.	6,014	88,406
	BCB Bancorp, Inc.	19,578	224,755
	Berkshire Hills Bancorp, Inc.	81,482	1,350,972
	BGC Partners, Inc., Class A	130,806	464,361
*	Blucora, Inc.	92,763	1,536,155
	BOK Financial Corp.	24,167	1,784,975
	Boston Private Financial Holdings, Inc.	203,421	2,479,702
*	Bridgewater Bancshares, Inc.	8,258	106,033
#*	Brighthouse Financial, Inc.	84,569	2,990,360
	BrightSphere Investment Group, Inc.	77,778	1,425,671
	Brookline Bancorp, Inc.	159,798	2,011,857
	Bryn Mawr Bank Corp.	43,141	1,340,822
#	Business First Bancshares, Inc.	2,079	42,204
	Byline Bancorp, Inc.	14,001	224,996
	C&F Financial Corp.	4,468	175,905
	Cadence BanCorp	144,825	2,595,264
»	Calamos Asset Management, Inc., Class A	29,630	0
	California First National Bancorp	1,651	27,341
	Cambridge Bancorp	2,647	194,555
	Camden National Corp.	31,853	1,196,080
*	Cannae Holdings, Inc.	42,339	1,608,459
#	Capital City Bank Group, Inc.	26,094	582,679
	Capitol Federal Financial, Inc.	348,634	4,330,034
	Capstar Financial Holdings, Inc.	15,090	218,805
#*	Carver Bancorp, Inc.	3,610	29,566
	Cathay General Bancorp	196,272	6,637,919

Tax-Managed U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	CBTX, Inc.	6,038	$158,920
	CCUR Holdings, Inc.	10,672	30,949
	Central Pacific Financial Corp.	18,063	359,092
	Central Valley Community Bancorp	9,611	147,048
	Century Bancorp, Inc., Class A	6,500	514,800
	Chemung Financial Corp.	763	25,530
	Citizens & Northern Corp.	14,804	282,904
	Citizens Community Bancorp, Inc.	17,222	189,959
	Citizens Holding Co.	592	11,952
#*	Citizens, Inc.	100,100	605,605
	City Holding Co.	33,066	2,283,207
	Civista Bancshares, Inc.	11,068	188,709
	CNB Financial Corp.	24,764	520,787
	CNO Financial Group, Inc.	336,171	7,130,187
*	Coastal Financial Corp.	1,794	35,521
	Codorus Valley Bancorp, Inc.	3,435	54,273
	Cohen & Steers, Inc.	58,981	3,863,255
	Colony Bankcorp, Inc.	1,629	22,562
	Columbia Banking System, Inc.	154,169	5,938,590
*	Columbia Financial, Inc.	24,193	373,056
	Community Bank System, Inc.	93,818	6,084,097
	Community Bankers Trust Corp.	28,467	205,532
	Community Financial Corp. (The)	1,099	26,156
	Community Trust Bancorp, Inc.	41,334	1,507,038
	Community West Bancshares	1,200	10,572
	ConnectOne Bancorp, Inc.	69,968	1,486,820
	County Bancorp, Inc.	952	20,592
#	Cowen, Inc., Class A	37,990	955,448
	Crawford & Co., Class A	73,049	555,903
	Crawford & Co., Class B	54,477	427,105
#*	CrossFirst Bankshares, Inc.	4,221	48,542
#	Cullen/Frost Bankers, Inc.	24,425	2,252,962
	Curo Group Holdings Corp.	29,517	428,882
*	Customers Bancorp, Inc.	59,627	1,324,912
	CVB Financial Corp.	241,169	4,685,914
	Diamond Hill Investment Group, Inc.	7,999	1,185,692
	Dime Community Bancshares, Inc.	93,580	1,487,922
	Dime Community Bancshares, Inc.	25,476	622,379
	Donegal Group, Inc., Class A	52,385	726,580
	Donegal Group, Inc., Class B	870	10,858
*	Donnelley Financial Solutions, Inc.	74,917	1,340,265
	Eagle Bancorp Montana, Inc.	498	10,652
	Eagle Bancorp, Inc.	56,338	2,393,802
	East West Bancorp, Inc.	15,049	902,037
	Eaton Vance Corp.	29,312	1,968,008
#*	eHealth, Inc.	46,827	2,240,672
#*	Elevate Credit, Inc.	32,675	139,849
	Employers Holdings, Inc.	62,166	1,896,063
#*	Encore Capital Group, Inc.	62,824	1,865,873
*	Enova International, Inc.	90,261	2,039,899
*	Enstar Group, Ltd.	19,121	3,828,215
	Enterprise Bancorp, Inc.	7,963	201,782
	Enterprise Financial Services Corp.	52,437	1,851,550
*	Equity Bancshares, Inc., Class A	23,588	520,823
#*	Esquire Financial Holdings, Inc.	1,700	37,536
	ESSA Bancorp, Inc.	14,300	204,204
	Essent Group, Ltd.	55,118	2,305,586
	Evans Bancorp, Inc.	4,343	129,074
	Evercore, Inc., Class A	63,810	6,961,671

Tax-Managed U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	EZCORP, Inc., Class A	88,706	$398,290
#	Farmers & Merchants Bancorp, Inc.	674	15,435
	Farmers National Banc Corp.	34,331	457,289
#	FB Financial Corp.	50,482	1,886,008
#	FBL Financial Group, Inc., Class A	41,372	2,318,487
	Federal Agricultural Mortgage Corp., Class A	1,115	74,772
	Federal Agricultural Mortgage Corp., Class C	23,397	1,778,172
	Federated Hermes, Inc., Class B	188,214	5,081,778
	FedNat Holding Co.	29,021	150,909
	Financial Institutions, Inc.	34,811	796,824
*	First Acceptance Corp.	73,951	104,271
	First Bancorp	47,664	1,623,436
	First BanCorp	361,051	3,285,564
	First Bancorp, Inc. (The)	18,904	454,263
	First Bancshares, Inc. (The)	12,923	386,915
	First Bank	10,698	96,817
	First Busey Corp.	95,455	1,973,055
	First Business Financial Services, Inc.	10,199	196,433
	First Choice Bancorp	6,298	123,819
	First Citizens BancShares, Inc., Class A	6,095	3,632,559
	First Commonwealth Financial Corp.	182,860	2,144,948
	First Community Bancshares, Inc.	42,704	916,428
	First Community Corp.	400	6,796
	First Financial Bancorp	187,994	3,444,050
	First Financial Bankshares, Inc.	171,206	6,485,283
	First Financial Corp.	26,421	1,014,302
	First Financial Northwest, Inc.	23,602	300,689
	First Foundation, Inc.	77,190	1,563,869
	First Hawaiian, Inc.	85,762	1,993,966
	First Horizon National Corp.	24,137	335,263
	First Internet Bancorp	18,526	567,266
	First Interstate BancSystem, Inc., Class A	81,007	3,131,731
	First Merchants Corp.	91,339	3,440,740
	First Mid Bancshares, Inc.	10,826	366,677
	First Midwest Bancorp, Inc.	193,210	3,193,761
	First Northwest Bancorp	11,777	161,345
	First of Long Island Corp. (The)	49,971	836,015
	First United Corp.	4,814	75,243
	FirstCash, Inc.	83,455	4,913,830
	Flagstar Bancorp, Inc.	95,768	4,103,659
*	FlexShopper, Inc.	7,700	21,637
	Flushing Financial Corp.	73,213	1,338,334
	FNB Corp.	260,357	2,567,120
	FS Bancorp, Inc.	4,721	253,140
	Fulton Financial Corp.	332,946	4,461,476
	GAMCO Investors, Inc., Class A	17,895	318,710
*	Genworth Financial, Inc., Class A	6,100	17,324
#	German American Bancorp, Inc.	52,618	1,780,067
	Glacier Bancorp, Inc.	140,060	6,533,799
	Global Indemnity Group LLC, Class A	25,088	683,648
	Goosehead Insurance, Inc., Class A	5,144	687,238
	Great Southern Bancorp, Inc.	32,484	1,597,238
	Great Western Bancorp, Inc.	84,678	2,032,272
*	Green Dot Corp., Class A	108,677	5,458,846
#	Greenhill & Co., Inc.	25,829	299,875
#*	Greenlight Capital Re, Ltd., Class A	62,581	469,983
	Guaranty Bancshares, Inc.	5,772	192,669
	Guaranty Federal Bancshares, Inc.	2,022	35,243
*	Hallmark Financial Services, Inc.	27,793	100,055

Tax-Managed U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Hamilton Lane, Inc., Class A	14,641	$1,103,492
	Hancock Whitney Corp.	118,438	4,043,473
	Hanmi Financial Corp.	65,253	901,796
	Hanover Insurance Group, Inc. (The)	50,699	5,702,117
*	HarborOne Bancrop, Inc.	42,915	466,057
	Hawthorn Bancshares, Inc.	2,285	41,953
#	HBT Financial, Inc.	1,070	15,975
	HCI Group, Inc.	27,697	1,540,784
	Heartland Financial USA, Inc.	50,223	2,142,513
#	Hennessy Advisors, Inc.	2,761	23,662
	Heritage Commerce Corp.	123,332	1,082,855
	Heritage Financial Corp.	61,409	1,449,252
	Heritage Insurance Holdings, Inc.	32,826	305,938
	Hilltop Holdings, Inc.	180,725	5,428,979
	Hingham Institution For Savings (The)	2,161	473,821
*	HMN Financial, Inc.	3,408	61,071
	Home Bancorp, Inc.	4,145	116,723
	Home BancShares, Inc.	238,279	5,051,515
	HomeStreet, Inc.	52,779	1,921,156
	HomeTrust Bancshares, Inc.	11,678	245,238
	Hope Bancorp, Inc.	285,057	3,186,937
	Horace Mann Educators Corp.	77,779	3,046,603
	Horizon Bancorp, Inc.	83,039	1,314,507
	Houlihan Lokey, Inc.	42,406	2,750,029
*	Howard Bancorp, Inc.	11,146	134,867
	Independence Holding Co.	6,095	234,718
	Independent Bank Corp.	56,340	4,230,007
	Independent Bank Corp.	21,971	403,388
	Independent Bank Group, Inc.	59,407	3,648,778
	Interactive Brokers Group, Inc., Class A	8,333	509,896
	International Bancshares Corp.	129,925	4,912,464
	Investar Holding Corp.	2,510	40,486
	Investors Bancorp, Inc.	256,821	2,956,010
	Investors Title Co.	3,665	524,095
	James River Group Holdings, Ltd.	45,087	2,005,470
	Janus Henderson Group P.L.C.	137,128	4,218,057
	Jefferies Financial Group, Inc.	173,044	4,040,577
	Kearny Financial Corp.	127,124	1,315,733
	Kemper Corp.	84,210	5,924,173
	Kentucky First Federal Bancorp	3,402	21,365
	Kingstone Cos., Inc.	12,993	91,081
#	Kinsale Capital Group, Inc.	18,294	3,431,223
	Lake Shore Bancorp, Inc.	338	4,462
	Lakeland Bancorp, Inc.	102,134	1,338,977
	Lakeland Financial Corp.	59,502	3,492,767
	Landmark Bancorp, Inc.	3,458	81,643
	Lazard, Ltd., Class A	40,814	1,681,537
	LCNB Corp.	4,669	71,809
*	LendingClub Corp.	112,888	1,224,835
#*	LendingTree, Inc.	16,526	5,379,544
#*	Limestone Bancorp, Inc.	857	11,184
	Live Oak Bancshares, Inc.	46,115	1,839,066
	LPL Financial Holdings, Inc.	6,700	725,878
	Luther Burbank Corp.	12,114	118,596
	Macatawa Bank Corp.	71,519	593,608
	Mackinac Financial Corp.	11,310	141,601
*	Magyar Bancorp, Inc.	809	8,575
*	Maiden Holdings, Ltd.	141,938	326,457
*	Malvern Bancorp, Inc.	1,300	20,566

Tax-Managed U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Marlin Business Services Corp.	25,132	$358,131
#*	MBIA, Inc.	159,089	976,806
	Mercantile Bank Corp.	32,809	890,764
	Merchants Bancorp	6,374	190,073
	Mercury General Corp.	98,360	5,214,064
	Meridian Bancorp, Inc.	107,795	1,633,094
	Meridian Corp.	332	6,733
	Meta Financial Group, Inc.	58,702	2,267,658
*	Metropolitan Bank Holding Corp.	3,622	143,649
	MGIC Investment Corp.	216,764	2,540,474
	Mid Penn Bancorp, Inc.	2,400	52,224
	Middlefield Banc Corp.	614	12,587
	Midland States Bancorp, Inc.	25,979	477,754
	MidWestOne Financial Group, Inc.	12,586	309,490
	Moelis & Co., Class A	60,373	3,001,142
*	Mr Cooper Group, Inc.	98,446	2,680,685
	MVB Financial Corp.	2,770	62,076
	National Bank Holdings Corp., Class A	64,487	2,145,482
	National Bankshares, Inc.	2,914	90,334
	National Security Group, Inc. (The)	1,000	11,350
	National Western Life Group, Inc., Class A	4,293	772,740
	Navient Corp.	311,954	3,511,042
	NBT Bancorp, Inc.	88,780	2,930,628
	Nelnet, Inc., Class A	59,149	4,068,860
	New York Community Bancorp, Inc.	193,884	2,028,027
»	NewStar Financial, Inc.	112,900	11,471
*	NI Holdings, Inc.	5,422	92,174
*	Nicholas Financial, Inc.	9,480	87,026
*	Nicolet Bankshares, Inc.	7,629	517,170
*	NMI Holdings, Inc., Class A	102,175	2,167,132
*	Northeast Bank	12,106	315,482
	Northfield Bancorp, Inc.	109,307	1,351,035
	Northrim BanCorp, Inc.	8,823	283,395
	Northwest Bancshares, Inc.	222,948	2,842,587
	Norwood Financial Corp.	949	23,421
	OceanFirst Financial Corp.	96,778	1,757,488
*	Ocwen Financial Corp.	13,073	319,766
	OFG Bancorp	81,728	1,404,087
	Ohio Valley Banc Corp.	1,400	30,086
	Old National Bancorp	274,618	4,610,836
	Old Republic International Corp.	53,581	969,816
	Old Second Bancorp, Inc.	36,796	361,337
	OneMain Holdings, Inc.	65,565	3,052,706
	Oppenheimer Holdings, Inc., Class A	10,748	372,633
	Origin Bancorp, Inc.	7,862	248,361
	Orrstown Financial Services, Inc.	7,125	123,334
*	Oxbridge Re Holdings, Ltd.	5,300	16,271
*	Pacific Mercantile Bancorp	31,574	186,287
	Pacific Premier Bancorp, Inc.	139,018	4,622,348
	PacWest Bancorp	5,639	170,241
*	Palomar Holdings, Inc.	1,562	155,560
#	Park National Corp.	19,939	2,153,611
	Parke Bancorp, Inc.	6,506	112,684
	PCSB Financial Corp.	9,558	140,837
	Peapack-Gladstone Financial Corp.	38,947	916,033
	Penns Woods Bancorp, Inc.	9,404	202,562
	Pennymac Financial Services, Inc.	97,037	5,628,146
	Peoples Bancorp of North Carolina, Inc.	1,084	21,788
	Peoples Bancorp, Inc.	40,552	1,236,836

Tax-Managed U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Peoples Financial Services Corp.	725	$26,115
	People's United Financial, Inc.	22,676	309,754
	Pinnacle Financial Partners, Inc.	66,239	4,539,359
	Piper Sandler Cos.	21,077	1,924,962
	PJT Partners, Inc., Class A	34,974	2,412,856
	Popular, Inc.	75,970	4,311,297
#*	PRA Group, Inc.	110,393	3,639,657
	Preferred Bank	30,593	1,477,336
	Premier Financial Bancorp, Inc.	25,040	384,865
	Premier Financial Corp.	62,779	1,742,745
	Primerica, Inc.	56,551	7,878,120
	ProAssurance Corp.	64,524	1,182,725
	PROG Holdings, Inc.	120,809	5,699,769
*	ProSight Global, Inc.	1,698	21,140
	Prosperity Bancshares, Inc.	627	42,285
	Protective Insurance Corp., Class A	550	8,503
	Protective Insurance Corp., Class B	10,753	151,295
	Provident Financial Holdings, Inc.	13,724	220,270
	Provident Financial Services, Inc.	135,335	2,506,404
	Prudential Bancorp, Inc.	3,645	43,047
	Pzena Investment Management, Inc., Class A	25,313	210,098
	QCR Holdings, Inc.	28,836	1,118,260
	Radian Group, Inc.	324,032	6,221,414
	RBB Bancorp	11,365	188,659
#	Red River Bancshares, Inc.	770	35,867
	Regional Management Corp.	23,060	652,598
	Reliant Bancorp, Inc.	2,076	42,662
	Renasant Corp.	94,090	3,330,786
	Republic Bancorp, Inc., Class A	37,687	1,360,124
#*	Republic First Bancorp, Inc.	78,860	220,808
	Richmond Mutual Bancorp, Inc.	1,956	24,763
	Riverview Bancorp, Inc.	45,237	235,685
	RLI Corp.	73,080	7,072,682
	S&T Bancorp, Inc.	69,585	1,767,459
*	Safeguard Scientifics, Inc.	27,758	189,587
	Safety Insurance Group, Inc.	36,735	2,697,818
	Salisbury Bancorp, Inc.	551	20,205
	Sandy Spring Bancorp, Inc.	70,276	2,335,271
*	Seacoast Banking Corp. of Florida	82,559	2,513,922
*	Security National Financial Corp., Class A	3,942	33,901
*	Select Bancorp, Inc.	10,668	100,706
	Selective Insurance Group, Inc.	96,545	6,273,494
	ServisFirst Bancshares, Inc.	88,318	3,628,103
#	Shore Bancshares, Inc.	14,240	188,680
	Sierra Bancorp	31,564	690,305
	Silvercrest Asset Management Group, Inc., Class A	7,971	122,036
	Simmons First National Corp., Class A	158,991	3,927,078
	SLM Corp.	93,589	1,299,015
	SmartFinancial, Inc.	7,605	150,579
	South Plains Financial, Inc.	553	10,419
#	South State Corp.	63,037	4,396,200
*	Southern First Bancshares, Inc.	15,648	627,485
	Southern Missouri Bancorp, Inc.	8,576	262,854
	Southern National Bancorp of Virginia, Inc.	21,155	255,341
	Southside Bancshares, Inc.	63,345	1,987,133
	Spirit of Texas Bancshares, Inc.	5,459	97,934
	State Auto Financial Corp.	60,076	993,657
	Sterling Bancorp	290,961	5,371,140
	Sterling Bancorp, Inc.	15,995	74,857

Tax-Managed U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Stewart Information Services Corp.	58,733	$2,724,037
	Stifel Financial Corp.	138,369	7,170,282
	Stock Yards Bancorp, Inc.	47,361	2,140,717
*	StoneX Group, Inc.	38,912	2,082,570
	Summit Financial Group, Inc.	7,435	153,905
	Summit State Bank	1,000	14,310
	Synovus Financial Corp.	29,144	1,084,157
	TCF Financial Corp.	220,233	8,558,254
	Territorial Bancorp, Inc.	20,250	483,165
*	Texas Capital Bancshares, Inc.	64,873	3,906,652
	TFS Financial Corp.	7,700	136,059
*	Third Point Reinsurance, Ltd.	76,510	706,187
	Timberland Bancorp, Inc.	17,510	442,127
	Tiptree, Inc.	75,610	368,221
	Tompkins Financial Corp.	28,302	1,892,555
	Towne Bank	110,247	2,557,730
	TriCo Bancshares	53,238	1,985,777
*	TriState Capital Holdings, Inc.	60,358	1,107,569
*	Triumph Bancorp, Inc.	32,088	1,839,926
	TrustCo Bank Corp. NY	221,868	1,380,019
	Trustmark Corp.	143,061	3,929,886
	UMB Financial Corp.	93,869	6,661,883
	Umpqua Holdings Corp.	189,154	2,744,625
*	Unico American Corp.	4,300	22,790
	United Bancshares, Inc.	110	2,685
	United Bankshares, Inc.	170,024	5,382,960
	United Community Banks, Inc.	140,332	4,186,104
	United Fire Group, Inc.	44,095	1,214,376
	United Insurance Holdings Corp.	63,215	321,132
	United Security Bancshares	7,256	49,558
	Unity Bancorp, Inc.	12,380	232,744
	Universal Insurance Holdings, Inc.	79,235	1,060,957
	Univest Financial Corp.	60,215	1,351,827
	Unum Group	8,761	203,518
#	US Global Investors, Inc., Class A	5,500	30,525
	Valley National Bancorp	577,248	5,893,702
	Value Line, Inc.	3,333	102,656
	Veritex Holdings, Inc.	29,944	765,369
#	Victory Capital Holdings, Inc., Class A	2,348	49,825
	Virtu Financial, Inc., Class A	31,417	872,450
	Virtus Investment Partners, Inc.	19,251	4,042,710
	Waddell & Reed Financial, Inc., Class A	155,869	3,941,927
	Walker & Dunlop, Inc.	72,976	6,007,384
	Washington Federal, Inc.	174,146	4,559,142
	Washington Trust Bancorp, Inc.	37,710	1,643,402
	Waterstone Financial, Inc.	64,123	1,184,352
	Webster Financial Corp.	35,000	1,636,250
	WesBanco, Inc.	105,359	3,055,411
	West BanCorp, Inc.	34,476	710,206
	Westamerica BanCorp	39,696	2,215,831
	Western Alliance Bancorp	63,204	4,309,249
	Western New England Bancorp, Inc.	35,498	227,542
	Westwood Holdings Group, Inc.	13,602	161,048
	White Mountains Insurance Group, Ltd.	3,844	3,920,880
	Wintrust Financial Corp.	62,888	3,785,229
#	WisdomTree Investments, Inc.	208,792	1,113,905
#*	World Acceptance Corp.	17,380	2,492,640
	WSFS Financial Corp.	83,226	3,576,221

Tax-Managed U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	WVS Financial Corp.	700	$10,290
TOTAL FINANCIALS			685,442,682
HEALTH CARE — (9.7%)
*	Abeona Therapeutics, Inc.	31,100	59,401
*	Acadia Healthcare Co., Inc.	126,891	6,430,836
#*	Accuray, Inc.	38,884	192,087
*	Acer Therapeutics, Inc.	3,300	12,045
#»	Achillion Pharmaceuticals, Inc.	327,308	464,777
*	Addus HomeCare Corp.	38,908	4,379,095
*	Adial Pharmaceuticals, Inc.	1,100	2,365
*	Adicet Bio, Inc.	1,059	13,026
#*	Adverum Biotechnologies, Inc.	100,005	1,233,062
#*	Aeglea BioTherapeutics, Inc.	45,828	318,505
#*	Aerie Pharmaceuticals Inc.	7,257	124,748
#*	Aerpio Pharmaceuticals, Inc.	8,719	13,166
#*	Agios Pharmaceuticals, Inc.	19,297	906,380
#*	Akebia Therapeutics, Inc.	72,891	236,167
#*	Akero Therapeutics, Inc.	1,435	42,218
*	Albireo Pharma, Inc.	25,246	925,771
#*	Aldeyra Therapeutics, Inc.	19,311	216,283
*	Alector, Inc.	978	16,469
*	Alkermes P.L.C.	41,986	881,286
*	Allied Healthcare Products, Inc.	2,500	15,050
*	Allscripts Healthcare Solutions, Inc.	231,056	3,812,424
#*	Alpine Immune Sciences, Inc.	1,200	15,444
*	Amedisys, Inc.	22,349	6,421,091
*	AMN Healthcare Services, Inc.	87,486	6,309,490
#*	Amneal Pharmaceuticals, Inc.	3,757	18,071
*	Amphastar Pharmaceuticals, Inc.	89,765	1,631,928
*	AnaptysBio, Inc.	18,695	484,574
*	AngioDynamics, Inc.	79,582	1,491,367
*	ANI Pharmaceuticals, Inc.	26,861	766,613
*	Anika Therapeutics, Inc.	35,944	1,330,287
*	Antares Pharma, Inc.	4,144	18,151
*	Apollo Medical Holdings, Inc.	765	16,830
*	Applied Genetic Technologies Corp.	36,668	144,472
*	Aptevo Therapeutics, Inc.	3,200	107,200
#*	Aptinyx, Inc.	6,700	23,316
*	Apyx Medical Corp.	33,145	307,917
»	Aquamed Technologies, Inc.	5,053	0
#*	Aravive, Inc.	18,174	95,413
#*	Arcus Biosciences, Inc.	2,301	79,914
*	Ardelyx, Inc.	174,501	1,184,862
*	Arena Pharmaceuticals, Inc.	20,992	1,558,446
#*	Arrowhead Pharmaceuticals, Inc.	17,663	1,363,054
*	Assembly Biosciences, Inc.	44,344	247,439
*	Atara Biotherapeutics, Inc.	37,568	693,505
#*	Athenex, Inc.	6,260	81,818
#*	Atreca, Inc., Class A	769	9,997
*	AtriCure, Inc.	6,972	405,980
	Atrion Corp.	3,432	2,235,845
#*	aTyr Pharma, Inc.	3,542	12,999
*	Avanos Medical, Inc.	87,801	3,977,385
*	AVEO Pharmaceuticals Inc.	3,518	27,898
*	Avid Bioservices, Inc.	971	14,167
#*	Avrobio, Inc.	5,914	84,629
#*	Axcella Health, Inc.	4,041	21,983
#*	AxoGen, Inc.	35,615	617,920

Tax-Managed U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	BioDelivery Sciences International, Inc.	68,918	$265,334
#*	BioLife Solutions, Inc.	12,066	457,543
*	BioTelemetry, Inc.	71,791	5,130,185
#*	Bluebird Bio, Inc.	11,281	502,569
#*	Bridgebio Pharma, Inc.	1,847	104,844
*	Brookdale Senior Living, Inc.	327,355	1,617,134
#*	Caladrius Biosciences, Inc.	6,700	14,204
#*	Calithera Biosciences, Inc.	95,962	275,411
#*	Calyxt, Inc.	819	7,273
#*	Cancer Genetics, Inc.	3,300	13,200
#	Cantel Medical Corp.	83,217	6,571,646
*	Cardiovascular Systems, Inc.	3,294	148,197
*	CareDx, Inc.	8,337	637,197
#*	CASI Pharmaceuticals, Inc.	14,630	49,157
#*	Cassava Sciences, Inc.	3,856	76,426
#*	Castle Biosciences, Inc.	730	48,786
*	Catalyst Biosciences, Inc.	43,556	246,091
*	Catalyst Pharmaceuticals, Inc.	35,474	129,125
#*	CbdMD, Inc.	8,000	28,000
*	Cellectar Biosciences, Inc.	10,881	20,674
*	Cellular Biomedicine Group, Inc.	367	7,193
#*	Cerecor, Inc.	200	630
*	Change Healthcare, Inc.	8,202	195,700
#*	Chembio Diagnostics, Inc.	1,700	11,203
*	ChemoCentryx, Inc.	3,226	183,914
#*	Chiasma, Inc.	24,806	98,232
*	Chimerix, Inc.	49,160	416,877
#*	Chinook Therapeutics, Inc.	13,304	188,518
*	Codexis, Inc.	7,322	170,529
#*	Cogent Biosciences, Inc.	4,075	35,738
#*	Collegium Pharmaceutical, Inc.	45,658	1,102,184
*	Community Health Systems, Inc.	169,421	1,579,004
	Computer Programs and Systems, Inc.	29,760	916,013
*	Concert Pharmaceuticals, Inc.	68,229	714,358
#	CONMED Corp.	47,238	5,285,932
»	Contra Aduro Biotech I	13,304	133
»	Contra Pfenex, Inc.	27,081	20,311
#*	Corcept Therapeutics, Inc.	131,043	3,703,275
*	CorVel Corp.	35,777	3,535,483
#*	Corvus Pharmaceuticals, Inc.	15,585	57,976
*	Covetrus, Inc.	9,951	339,031
#*	Crinetics Pharmaceuticals, Inc.	2,080	29,848
*	Cross Country Healthcare, Inc.	83,864	734,649
*	CryoLife, Inc.	77,771	1,861,060
*	Cumberland Pharmaceuticals, Inc.	24,977	79,177
*	Cutera, Inc.	25,832	625,393
#*	Cyclacel Pharmaceuticals, Inc.	1,060	7,452
#*	Cyclerion Therapeutics, Inc.	2,793	8,826
*	Cymabay Therapeutics, Inc.	121,293	648,918
#*	CytomX Therapeutics, Inc.	38,278	264,501
*	Denali Therapeutics, Inc.	13,908	952,698
#*	Eagle Pharmaceuticals, Inc.	22,850	1,066,409
#*	Editas Medicine Inc.	1,296	79,510
#*	Eiger BioPharmaceuticals, Inc.	26,337	253,099
#»	Elanco Animal Health, Inc.	105,700	0
#*	Electromed, Inc.	14,044	139,597
*	Emergent BioSolutions, Inc.	71,414	7,630,586
*	Enanta Pharmaceuticals, Inc.	45,326	2,178,368
#*	Endo International P.L.C.	183,334	1,334,671

Tax-Managed U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Enochian Biosciences, Inc.	2,300	$8,717
	Ensign Group, Inc. (The)	87,286	6,832,748
*	Envista Holdings Corp.	71,032	2,524,477
#*	Enzo Biochem, Inc.	105,362	297,121
#*	Epizyme, Inc.	34,857	381,684
#*	Evolent Health, Inc., Class A	156,464	2,670,840
#*	Evolus, Inc.	600	4,056
#*	FibroGen, Inc.	20,819	1,003,059
*	Five Prime Therapeutics, Inc.	76,677	1,282,039
*	Five Star Senior Living, Inc.	23,738	171,626
#*	Fluidigm Corp.	50,586	327,797
*	FONAR Corp.	12,708	226,457
#*	Fulgent Genetics, Inc.	3,094	341,856
#*	G1 Therapeutics, Inc.	37,466	904,055
#*	Geron Corp.	48,200	85,796
#*	Global Blood Therapeutics, Inc.	19,405	972,579
*	Globus Medical, Inc., Class A	8,511	525,044
*	GlycoMimetics, Inc.	69,746	253,178
#*	Gritstone Oncology, Inc.	1,850	33,485
*	Haemonetics Corp.	4,140	473,161
#*	Halozyme Therapeutics, Inc.	932	44,354
#*	Hancock Jaffe Laboratories, Inc.	4,609	42,910
*	Hanger, Inc.	17,848	365,705
*	Harpoon Therapeutics, Inc.	3,425	66,034
#*	Harrow Health, Inc.	6,054	54,486
*	Harvard Bioscience, Inc.	93,884	435,622
*	Health Catalyst, Inc.	3,258	161,857
#*	HealthEquity, Inc.	2,180	182,139
*	HealthStream, Inc.	63,891	1,487,382
#*	Heron Therapeutics, Inc.	20,100	348,936
#*	Heska Corp.	16,753	2,803,782
*	HMS Holdings Corp.	150,542	5,542,956
*	ICU Medical, Inc.	20,567	4,205,540
*	InfuSystem Holdings, Inc.	5,400	95,148
*	Innoviva, Inc.	146,827	1,763,392
#*	Inogen, Inc.	32,418	1,586,213
*	Inovalon Holdings, Inc., Class A	7,741	188,880
*	Integer Holdings Corp.	61,421	4,532,870
#*	Integra LifeSciences Holdings Corp.	80,508	5,316,748
#*	Intellia Therapeutics, Inc.	66,958	4,192,910
#*	Interpace Biosciences, Inc.	1,140	4,583
*	Intersect ENT, Inc.	36,927	829,750
*	Intra-Cellular Therapies, Inc.	56,050	1,802,007
*	IntriCon Corp.	20,098	368,396
	Invacare Corp.	85,217	797,631
#*	iRadimed Corp.	3,407	84,289
*	IRIDEX Corp.	10,816	49,754
#*	Ironwood Pharmaceuticals, Inc.	57,348	586,097
*	IVERIC bio, Inc.	32,650	171,739
*	Joint Corp. (The)	7,976	259,459
*	Jounce Therapeutics, Inc.	71,417	807,012
#*	Kala Pharmaceuticals, Inc.	28,011	208,122
#*	KalVista Pharmaceuticals, Inc.	16,255	247,076
#*	Karyopharm Therapeutics, Inc.	9,372	142,736
*	Kewaunee Scientific Corp.	2,424	31,997
*	Kindred Biosciences, Inc.	85,184	425,920
#*	Krystal Biotech, Inc.	2,037	141,979
*	Kura Oncology, Inc.	44,521	1,333,404
#*	Lannett Co., Inc.	11,923	92,403

Tax-Managed U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Lantheus Holdings, Inc.	91,017	$1,480,847
	LeMaitre Vascular, Inc.	51,439	2,472,158
*	LENSAR, Inc.	25,622	179,098
*	LHC Group, Inc.	40,618	8,091,918
#*	Ligand Pharmaceuticals, Inc.	21,940	4,066,579
*	LivaNova P.L.C.	38,539	2,424,103
	Luminex Corp.	91,286	2,564,224
*	Lumos Pharma, Inc.	2,014	34,641
*	MacroGenics, Inc.	118,916	2,430,643
#*	Madrigal Pharmaceuticals, Inc.	5,116	607,576
*	Magellan Health, Inc.	46,795	4,397,794
#*	Magenta Therapeutics, Inc.	9,478	83,785
#*	Marinus Pharmaceuticals, Inc.	5,645	70,167
#*	Marker Therapeutics, Inc.	5,800	11,136
*»	MedCath Corp.	41,900	0
#*	MediciNova, Inc.	1,510	8,713
*	MEDNAX, Inc.	95,693	2,609,548
*	Medpace Holdings, Inc.	34,993	4,646,720
#*	MeiraGTx Holdings P.L.C.	3,572	51,187
*	Meridian Bioscience, Inc.	99,383	2,196,364
*	Merit Medical Systems, Inc.	105,006	5,686,075
*	Merrimack Pharmaceuticals, Inc.	15,020	100,934
*	Mersana Therapeutics, Inc.	5,128	97,740
#	Mesa Laboratories, Inc.	304	84,251
*	Millendo Therapeutics, Inc.	5,400	10,638
#*	Misonix, Inc.	6,609	90,940
*	ModivCare, Inc.	37,064	5,877,238
#*	Molecular Templates, Inc.	24,618	281,876
*	MTBC, Inc.	11,032	125,985
#*	Mustang Bio, Inc.	24,970	104,125
*	Myriad Genetics, Inc.	135,704	3,738,645
	National HealthCare Corp.	24,420	1,564,101
	National Research Corp.	41,170	1,865,001
*	Natus Medical, Inc.	76,358	1,860,844
#*	Nektar Therapeutics	59,069	1,163,659
*	Neogen Corp.	54,156	4,379,596
#*	NeoGenomics, Inc.	81,992	4,347,216
#*	Neoleukin Therapeutics, Inc.	13,455	169,533
*	NeuroMetrix, Inc.	7,803	29,261
*	Nevro Corp.	3,645	589,725
*	NextCure, Inc.	1,885	21,847
*	NextGen Healthcare, Inc.	128,410	2,539,950
*	NuVasive, Inc.	73,474	3,948,493
#*	Odonate Therapeutics, Inc.	1,825	42,176
*	Omnicell, Inc.	81,245	9,570,661
*	Opiant Pharmaceuticals, Inc.	1,132	12,090
#*	OPKO Health, Inc.	157,151	850,187
*	OptimizeRx Corp.	809	36,518
*	Option Care Health, Inc.	37,800	698,544
*	OraSure Technologies, Inc.	147,609	2,248,085
#*	Orgenesis, Inc.	1,820	11,848
*	Orthofix Medical, Inc.	34,133	1,379,314
#*	OrthoPediatrics Corp.	3,782	174,653
#*	Osmotica Pharmaceuticals P.L.C.	1,590	6,630
*	Otonomy, Inc.	83,872	356,456
	Owens & Minor, Inc.	185,891	5,405,710
*	Oxford Immunotec Global P.L.C.	26,145	571,268
*	Pacira BioSciences, Inc.	39,499	2,610,094
	Patterson Cos., Inc.	148,768	4,712,970

Tax-Managed U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*»	PDL BioPharma, Inc.	320,345	$791,252
*	Pennant Group, Inc.	40,206	2,161,877
*	Personalis, Inc.	3,665	140,993
#*	PetIQ, Inc.	30,548	1,058,794
	Phibro Animal Health Corp., Class A	27,524	570,848
#*	Phio Pharmaceuticals Corp.	5,800	18,154
#*	Pieris Pharmaceuticals, Inc.	42,428	107,767
*	Plus Therapeutics, Inc.	5,500	13,255
	Premier, Inc., Class A	12,140	411,182
*	Prestige Consumer Healthcare, Inc.	109,500	4,380,000
#*	Pro-Dex, Inc.	5,942	183,964
»	Progenic Pharmaceuticals, Inc.	60,482	2,583
*	ProPhase Labs, Inc.	1,900	19,228
*	Protagonist Therapeutics, Inc.	54,476	1,128,198
#*	Prothena Corp. P.L.C.	95,545	1,071,059
	Psychemedics Corp.	4,247	29,092
#*	Pulse Biosciences, Inc.	410	14,001
*	Quanterix Corp.	594	38,456
*	R1 RCM, Inc.	25,407	641,019
*	RadNet, Inc.	104,089	1,864,234
*	REGENXBIO, Inc.	37,198	1,537,393
*	Replimune Group, Inc.	2,200	85,360
#*	Revance Therapeutics, Inc.	14,385	365,954
#*	ReWalk Robotics, Ltd.	13,847	31,848
#*	Rhythm Pharmaceuticals, Inc.	18,898	579,980
*	Rigel Pharmaceuticals, Inc.	144,191	524,855
#*	Rocket Pharmaceuticals, Inc.	12,422	684,204
#*	Rubius Therapeutics, Inc.	742	8,882
*	Sage Therapeutics, Inc.	219	17,662
#*	Sangamo Therapeutics, Inc.	104,974	1,433,945
*	Savara, Inc.	18,766	28,712
#*	scPharmaceuticals, Inc.	1,612	10,220
*	SeaSpine Holdings Corp.	55,924	909,324
*	Select Medical Holdings Corp.	255,818	6,574,523
*	SELLAS Life Sciences Group, Inc.	3,500	21,350
#*	Sharps Compliance Corp.	13,469	178,060
#*	Shockwave Medical, Inc.	3,068	356,011
*	SI-BONE, Inc.	700	20,496
*	Sierra Oncology, Inc.	200	2,896
#*	SIGA Technologies, Inc.	29,105	188,018
	Simulations Plus, Inc.	36,682	2,903,013
	Sio Gene Therapies, Inc.	3,700	9,361
#*	Solid Biosciences, Inc.	4,211	27,456
#*	Sonoma Pharmaceuticals, Inc.	1,648	13,481
*	Spectrum Pharmaceuticals, Inc.	94,746	340,138
#*	Spero Therapeutics, Inc.	12,867	233,021
*	STAAR Surgical Co.	15,682	1,608,660
*	Stereotaxis, Inc.	2,259	10,866
*	Stoke Therapeutics, Inc.	270	16,492
#*	Strongbridge Biopharma P.L.C	2,900	7,830
*	Supernus Pharmaceuticals, Inc.	93,445	2,746,348
#*	Surface Oncology, Inc.	14,699	162,571
#*	Surgalign Holdings, Inc.	184,237	309,518
*	Surgery Partners, Inc.	95,460	3,558,749
*	Surmodics, Inc.	30,672	1,395,576
*	Sutro Biopharma, Inc.	11,785	261,038
*	Syndax Pharmaceuticals, Inc.	86,766	1,738,791
*	Synlogic, Inc.	9,958	36,944
#*	Syros Pharmaceuticals, Inc.	34,008	372,218

Tax-Managed U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Tabula Rasa HealthCare, Inc.	2,937	$166,792
#*	Tactile Systems Technology, Inc.	6,981	380,814
*	Taro Pharmaceutical Industries, Ltd.	6,247	466,901
*	TCR2 Therapeutics, Inc.	8,546	219,889
#*	Tenax Therapeutics, Inc.	8,517	19,589
*	Tenet Healthcare Corp.	179,639	8,491,535
*	Tivity Health, Inc.	1,897	42,777
#*	Translate Bio, Inc.	4,576	109,275
#*	TransMedics Group, Inc.	1,555	35,423
#*	Travere Therapeutics, Inc.	86,819	2,192,180
*	Triple-S Management Corp., Class B	47,785	1,119,603
*	Turning Point Therapeutics, Inc.	151	18,949
#*	Ultragenyx Pharmaceutical, Inc.	17,770	2,462,744
*	United Therapeutics Corp.	19,898	3,259,690
#	US Physical Therapy, Inc.	28,763	3,461,339
	Utah Medical Products, Inc.	9,484	821,978
*	Vanda Pharmaceuticals, Inc.	68,156	977,357
#*	Vapotherm, Inc.	2,300	79,465
#*	Varex Imaging Corp.	56,728	1,098,254
*	Verastem, Inc.	52,931	103,215
#*	Vericel Corp.	26,795	1,105,830
#*	Verrica Pharmaceuticals, Inc.	1,300	15,275
*	ViewRay, Inc.	23,615	104,851
#*	Viking Therapeutics, Inc.	81,238	593,850
#*	Viridian Therapeutics, Inc.	1,311	23,362
*	Vocera Communications, Inc.	18,981	834,215
#*	Voyager Therapeutics, Inc.	6,464	48,803
*	WaVe Life Sciences Ltd.	1,983	20,167
#*	X4 Pharmaceuticals, Inc.	1,900	14,839
*	Xencor, Inc.	38,543	1,763,342
#*	XOMA Corp.	1,200	43,464
#*	Yield10 Bioscience, Inc.	1,700	25,296
#*	Zogenix, Inc.	29,556	560,382
#*	Zynerba Pharmaceuticals, Inc.	2,800	9,772
TOTAL HEALTH CARE			346,458,166
INDUSTRIALS — (19.3%)
#	AAON, Inc.	97,512	7,215,888
	AAR Corp.	58,300	1,955,965
	ABM Industries, Inc.	116,944	4,296,523
*	Acacia Research Corp.	41,499	232,394
	ACCO Brands Corp.	175,932	1,423,290
	Acme United Corp.	8,026	251,695
#	Acuity Brands, Inc.	4,298	516,792
#	ADT, Inc.	3,390	30,612
	Advanced Drainage Systems, Inc.	56,476	4,658,140
*	Aegion Corp.	63,899	1,173,825
#*	Aerojet Rocketdyne Holdings, Inc.	117,038	6,090,657
*	AeroVironment, Inc.	56,208	6,450,992
	AGCO Corp.	9,666	1,071,959
	Air Lease Corp.	75,341	2,985,764
*	Air T, Inc.	600	12,240
*	Air Transport Services Group, Inc.	132,295	3,361,616
	Alamo Group, Inc.	26,945	3,761,253
	Alaska Air Group, Inc.	3,170	154,791
	Albany International Corp., Class A	56,803	3,948,945
	Allegiant Travel Co.	27,021	4,904,041
	Allied Motion Technologies, Inc.	24,673	1,116,453
	Allison Transmission Holdings, Inc.	12,043	490,150

Tax-Managed U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Altra Industrial Motion Corp.	26,920	$1,383,957
#*	Ameresco, Inc., Class A	44,573	2,500,100
*	American Superconductor Corp.	7,900	195,288
*	American Woodmark Corp.	33,708	2,916,079
*	AMREP Corp.	2,776	22,208
#*	API Group Corp.	1,235	22,119
	Apogee Enterprises, Inc.	55,781	1,957,913
	Applied Industrial Technologies, Inc.	71,028	4,999,661
#*	Aqua Metals, Inc.	16,607	94,328
	ArcBest Corp.	58,552	2,713,885
	Arcosa, Inc.	17,835	995,015
	Argan, Inc.	39,803	1,720,684
*	Armstrong Flooring, Inc.	38,653	145,335
	Armstrong World Industries, Inc.	65,441	5,118,141
*	ASGN, Inc.	100,499	8,332,372
	Astec Industries, Inc.	57,814	3,438,199
*	Astronics Corp.	25,678	319,948
#*	Astronics Corp., Class B	8,090	101,408
*	Atkore International Group, Inc.	52,146	2,313,197
*	Atlas Air Worldwide Holdings, Inc.	40,717	2,109,955
*	Avis Budget Group, Inc.	82,352	3,404,432
*	Axon Enterprise, Inc.	3,936	646,134
	AZZ, Inc.	49,454	2,353,516
	Barnes Group, Inc.	94,775	4,555,834
	Barrett Business Services, Inc.	19,335	1,219,072
*	Beacon Roofing Supply, Inc.	93,514	3,719,052
	BG Staffing, Inc.	16,183	204,229
*	Blue Bird Corp.	33,623	689,271
	Boise Cascade Co.	82,910	3,949,003
	Brady Corp., Class A	91,437	4,197,873
*	BrightView Holdings, Inc.	14,314	202,973
	Brink's Co. (The)	60,744	4,138,489
*	Broadwind, Inc.	6,520	57,441
*	Builders FirstSource, Inc.	321,410	12,293,932
	CAI International, Inc.	32,935	1,069,399
*	Casella Waste Systems, Inc., Class A	100,243	5,737,909
*	CBIZ, Inc.	122,599	3,176,540
*	CECO Environmental Corp.	74,484	516,174
*	Chart Industries, Inc.	56,506	6,786,936
	Chicago Rivet & Machine Co.	841	22,986
#*	Cimpress P.L.C.	35,640	3,257,140
*	CIRCOR International, Inc.	40,264	1,287,240
*	Civeo Corp.	5,545	77,020
*	Clean Harbors, Inc.	79,820	6,182,857
*	Colfax Corp.	133,532	4,956,708
	Columbus McKinnon Corp.	45,359	1,959,055
	Comfort Systems USA, Inc.	81,295	4,506,182
*	Commercial Vehicle Group, Inc.	20,168	166,991
	CompX International, Inc.	2,107	29,393
*	Construction Partners, Inc., Class A	12,386	352,010
#	Copa Holdings SA, Class A	27,455	2,124,193
	CoreLogic, Inc.	82,327	6,198,400
*	Cornerstone Building Brands, Inc.	62,483	711,057
	Costamare, Inc.	95,116	760,928
	Covanta Holding Corp.	165,677	2,344,330
*	Covenant Logistics Group, Inc.	27,793	419,396
	CRA International, Inc.	19,663	1,046,268
	Crane Co.	11,949	904,300
	CSW Industrials, Inc.	27,745	3,232,847

Tax-Managed U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Cubic Corp.	49,038	$3,000,145
	Curtiss-Wright Corp.	26,134	2,712,448
*	Daseke, Inc.	2,284	12,014
	Deluxe Corp.	49,960	1,693,144
	Douglas Dynamics, Inc.	60,257	2,458,486
*	Ducommun, Inc.	24,533	1,210,458
*	DXP Enterprises, Inc.	32,352	750,243
*	Dycom Industries, Inc.	69,346	5,626,734
	Eastern Co. (The)	9,245	217,627
*	Echo Global Logistics, Inc.	67,284	1,771,588
	EMCOR Group, Inc.	83,083	7,336,229
	Encore Wire Corp.	40,788	2,355,507
#*	Energy Recovery, Inc.	9,234	127,799
	Enerpac Tool Group Corp.	118,761	2,407,285
	EnerSys	73,392	6,035,024
	Ennis, Inc.	58,557	1,065,737
	EnPro Industries, Inc.	41,305	2,981,808
	ESCO Technologies, Inc.	42,752	4,064,860
	Espey Manufacturing & Electronics Corp.	4,987	94,853
*	EVI Industries, Inc.	837	30,057
*	Evoqua Water Technologies Corp.	14,776	402,646
*	ExOne Co. (The)	1,980	54,925
	Exponent, Inc.	82,404	6,804,922
	Federal Signal Corp.	143,863	4,702,881
	Flowserve Corp.	19,315	686,841
	Fluor Corp.	6,907	119,422
*	Forrester Research, Inc.	43,589	1,728,740
	Forward Air Corp.	55,628	3,987,971
*	Franklin Covey Co.	35,904	863,491
	Franklin Electric Co., Inc.	90,536	6,285,009
*	FreightCar America, Inc.	15,012	54,494
*	FTI Consulting, Inc.	70,273	7,727,922
*	Fuel Tech, Inc.	11,866	59,686
*	Gates Industrial Corp. P.L.C.	3,358	47,415
	GATX Corp.	64,694	6,003,603
	Genco Shipping & Trading, Ltd.	59,107	467,536
*	Gencor Industries, Inc.	30,515	390,897
*	Generac Holdings, Inc.	27,660	6,815,977
*	Gibraltar Industries, Inc.	64,028	5,738,830
*	GMS, Inc.	48,480	1,405,435
	Gorman-Rupp Co. (The)	65,773	2,071,849
*	GP Strategies Corp.	40,471	488,890
	GrafTech International, Ltd.	66,273	642,848
	Graham Corp.	21,276	314,034
	Granite Construction, Inc.	61,119	1,809,734
*	Great Lakes Dredge & Dock Corp.	145,513	1,983,342
	Greenbrier Cos., Inc. (The)	62,530	2,262,335
	Griffon Corp.	91,355	2,051,833
	H&E Equipment Services, Inc.	88,484	2,431,540
*	Harsco Corp.	87,151	1,449,321
	Hawaiian Holdings, Inc.	110,661	2,165,636
#	Healthcare Services Group, Inc.	108,030	3,502,333
	Heartland Express, Inc.	151,121	2,836,541
	Heidrick & Struggles International, Inc.	48,499	1,414,231
	Helios Technologies, Inc.	49,469	2,698,534
*	Herc Holdings, Inc.	43,802	2,802,452
*	Heritage-Crystal Clean, Inc.	33,430	725,431
	Herman Miller, Inc.	87,206	2,986,805
	Hexcel Corp.	9,946	434,242

Tax-Managed U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Hillenbrand, Inc.	38,078	$1,565,006
	HNI Corp.	63,753	2,056,672
*	Houston Wire & Cable Co.	11,452	38,250
*	Hub Group, Inc., Class A	59,349	3,123,538
	Hurco Cos., Inc.	17,228	506,848
*	Huron Consulting Group, Inc.	44,250	2,343,480
	Hyster-Yale Materials Handling, Inc.	19,049	1,708,886
	ICF International, Inc.	44,328	3,419,019
*	IES Holdings, Inc.	36,059	1,639,963
	Innovative Solutions & Support, Inc.	19,757	115,974
	Insperity, Inc.	57,030	4,476,285
	Insteel Industries, Inc.	39,614	999,857
	Interface, Inc.	112,767	1,132,181
	ITT, Inc.	6,200	463,202
*	JELD-WEN Holding, Inc.	76,232	1,981,270
*	JetBlue Airways Corp.	50,658	726,436
	John Bean Technologies Corp.	59,441	6,888,023
	Kadant, Inc.	22,601	3,230,813
	Kaman Corp.	50,949	2,565,792
	KAR Auction Services, Inc.	31,083	573,792
	Kelly Services, Inc., Class A	56,246	1,097,922
	Kennametal, Inc.	131,794	4,992,357
	Kforce, Inc.	55,751	2,377,780
	Kimball International, Inc., Class B	89,663	1,084,026
*	Kirby Corp.	64,405	3,269,198
	Knoll, Inc.	84,568	1,265,137
	Korn Ferry	111,547	5,086,543
*	Kratos Defense & Security Solutions, Inc.	226,836	6,020,227
	Landstar System, Inc.	44,453	6,196,748
*	Lawson Products, Inc.	22,868	1,134,024
*	LB Foster Co., Class A	22,567	341,890
#*	Limbach Holdings, Inc.	9,820	142,390
	Lindsay Corp.	17,072	2,387,178
#*	LiqTech International, Inc.	2,400	18,960
*	LS Starrett Co. (The), Class A	1,920	8,333
	LSI Industries, Inc.	81,620	783,960
*	Lydall, Inc.	41,290	1,242,829
	Macquarie Infrastructure Corp.	100,894	2,803,844
*	Manitex International, Inc.	15,585	91,328
*	Manitowoc Co., Inc. (The)	71,210	935,699
	ManpowerGroup, Inc.	6,005	531,082
	Marten Transport, Ltd.	186,383	2,954,171
*	Masonite International Corp.	21,562	2,145,419
#*	MasTec, Inc.	126,820	9,784,163
#*	Mastech Digital, Inc.	1,100	17,941
*	Matrix Service Co.	54,546	643,097
	Matson, Inc.	79,162	4,733,888
	Matthews International Corp., Class A	39,655	1,210,667
	Maxar Technologies, Inc.	10,147	424,855
	McGrath RentCorp	40,376	2,817,841
*	Mercury Systems, Inc.	72,666	5,163,646
#*	Meritor, Inc.	182,394	4,707,589
*	Mesa Air Group, Inc.	20,986	137,039
#*	Middleby Corp. (The)	12,444	1,688,900
	Miller Industries, Inc.	25,962	1,035,365
*	Mistras Group, Inc.	44,785	309,464
	Moog, Inc., Class A	40,872	3,019,215
*	MRC Global, Inc.	169,542	1,171,535
	MSA Safety, Inc.	43,826	6,842,115

Tax-Managed U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	MSC Industrial Direct Co., Inc., Class A	4,036	$313,073
	Mueller Industries, Inc.	111,941	3,822,785
	Mueller Water Products, Inc., Class A	354,820	4,254,292
*	MYR Group, Inc.	40,938	2,276,562
	National Presto Industries, Inc.	11,954	1,068,807
*	Navistar International Corp.	89,878	3,954,632
	NL Industries, Inc.	1,951	8,799
*	NN, Inc.	78,567	473,759
*	Northwest Pipe Co.	24,395	737,949
*	NOW, Inc.	136,572	1,132,182
*	NV5 Global, Inc.	30,254	2,642,082
	nVent Electric P.L.C.	54,393	1,217,315
#	Omega Flex, Inc.	19,850	3,672,250
#*	Orion Energy Systems, Inc.	3,292	32,229
*	Orion Group Holdings, Inc.	51,661	277,420
	Oshkosh Corp.	4,584	419,849
*	PAM Transportation Services, Inc.	11,800	609,470
	Park Aerospace Corp.	40,693	540,403
	Park-Ohio Holdings Corp.	31,873	898,500
#*	Parsons Corp.	1,048	37,372
	Patriot Transportation Holding, Inc.	5,218	46,492
*	Perma-Pipe International Holdings, Inc.	7,792	47,453
*	PGT Innovations, Inc.	141,163	2,923,486
*	PICO Holdings, Inc.	25,462	218,973
*	Pioneer Power Solutions, Inc.	17,374	117,796
	Pitney Bowes, Inc.	173,195	1,617,641
#*	Polar Power, Inc.	13,887	271,630
	Powell Industries, Inc.	29,226	837,909
	Preformed Line Products Co.	8,288	532,836
	Primoris Services Corp.	78,741	2,291,757
*	Proto Labs, Inc.	18,136	3,841,205
	Quad/Graphics, Inc.	61,138	286,126
	Quanex Building Products Corp.	67,594	1,486,392
*	Radiant Logistics, Inc.	101,613	589,355
	Raven Industries, Inc.	52,211	1,684,849
*	RBC Bearings, Inc.	38,011	6,360,381
*	RCM Technologies, Inc.	16,100	41,699
#*	Red Violet, Inc.	1,609	36,042
	Regal Beloit Corp.	82,244	10,319,977
*	Resideo Technologies, Inc.	69,114	1,596,533
	Resources Connection, Inc.	66,960	772,718
	REV Group, Inc.	31,800	328,494
	Rexnord Corp.	160,979	6,094,665
	Rush Enterprises, Inc., Class A	69,220	2,906,548
	Rush Enterprises, Inc., Class B	26,695	1,033,897
	Ryder System, Inc.	1,354	84,747
*	Saia, Inc.	58,858	10,403,151
	Schneider National, Inc., Class B	12,548	263,508
#	Scorpio Bulkers, Inc.	15,140	243,905
*	SEACOR Holdings, Inc.	31,945	1,333,384
*	Servotronics, Inc.	2,783	25,186
#	Shyft Group, Inc. (The)	89,897	2,714,889
*	SIFCO Industries, Inc.	6,261	51,778
	Simpson Manufacturing Co., Inc.	82,536	7,593,312
*	SiteOne Landscape Supply, Inc.	8,500	1,340,280
	SkyWest, Inc.	59,515	2,320,490
*	SP Plus Corp.	47,591	1,380,139
#*	Spirit Airlines, Inc.	8,329	216,054
*	SPX Corp.	57,744	2,985,942

Tax-Managed U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	SPX FLOW, Inc.	75,704	$4,010,041
	Standex International Corp.	30,444	2,493,668
	Steelcase, Inc., Class A	110,003	1,422,339
*	Stericycle, Inc.	16,870	1,104,648
*	Sterling Construction Co., Inc.	71,196	1,457,382
#*	Sunrun, Inc.	103,078	7,140,213
	Systemax, Inc.	67,300	2,586,339
*	Team, Inc.	55,031	543,706
	Tennant Co.	36,845	2,496,249
	Terex Corp.	118,121	4,224,007
	Tetra Tech, Inc.	64,681	7,863,269
*	Textainer Group Holdings, Ltd.	65,402	1,184,430
*	Thermon Group Holdings, Inc.	58,293	850,495
	Timken Co. (The)	121,901	9,223,030
	Titan International, Inc.	32,540	224,526
*	Titan Machinery, Inc.	44,402	945,763
#*	TPI Composites, Inc.	44,376	2,658,566
*	Transcat, Inc.	10,395	380,145
#*	Trex Co., Inc.	58,244	5,345,052
*	TriMas Corp.	81,389	2,575,962
*	TriNet Group, Inc.	65,455	4,850,870
#	Trinity Industries, Inc.	73,917	2,055,632
	Triton International, Ltd.	125,382	5,810,202
*	TrueBlue, Inc.	72,527	1,348,277
*	Tutor Perini Corp.	37,540	559,346
*	Twin Disc, Inc.	22,601	187,588
*	U.S. Xpress Enterprises, Inc., Class A	3,037	20,500
	UFP Industries, Inc.	116,525	6,285,358
*	Ultralife Corp.	32,842	192,783
	UniFirst Corp.	26,680	5,677,504
*	Univar Solutions, Inc.	17,300	321,607
	Universal Logistics Holdings, Inc.	33,334	706,681
#*	Upwork, Inc.	11,894	493,006
	US Ecology, Inc.	42,546	1,404,018
*	USA Truck, Inc.	18,017	185,755
	Valmont Industries, Inc.	30,802	5,942,322
*	Vectrus, Inc.	29,154	1,498,516
*	Veritiv Corp.	32,709	599,229
	Viad Corp.	40,267	1,389,211
*	Vicor Corp.	25,089	2,171,202
*	Virco Manufacturing Corp.	6,861	18,868
	VSE Corp.	17,884	618,786
	Wabash National Corp.	101,829	1,624,173
	Watts Water Technologies, Inc., Class A	47,698	5,727,099
*	Welbilt, Inc.	167,542	2,162,967
	Werner Enterprises, Inc.	136,384	5,351,708
*	WESCO International, Inc.	31,731	2,415,046
#*	Willdan Group, Inc.	9,014	402,836
*	Willis Lease Finance Corp.	11,622	322,162
*	WillScot Mobile Mini Holdings Corp.	215,169	5,101,657
TOTAL INDUSTRIALS			692,313,647
INFORMATION TECHNOLOGY — (13.9%)
#*	2U, Inc.	17,048	697,263
*	3D Systems Corp.	38,901	1,382,542
*	A10 Networks Inc.	13,771	136,746
*	Acacia Communications, Inc.	14,284	1,634,090
*	ACI Worldwide, Inc.	179,641	6,896,418
*	ACM Research, Inc., Class A	2,776	249,840

Tax-Managed U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*»	Actua Corp.	15,285	$1,529
#*	ADDvantage Technologies Group, Inc.	6,563	19,098
	ADTRAN, Inc.	106,922	1,839,058
*	Advanced Energy Industries, Inc.	78,299	8,031,911
#*	Aehr Test Systems	5,257	12,039
*	Agilysys, Inc.	55,158	2,029,263
*	Airgain, Inc.	19,672	448,915
*	Alarm.com Holdings, Inc.	71,066	6,603,453
*	Alithya Group, Inc., Class A	14,711	36,630
	Alliance Data Systems Corp.	1,971	133,338
*	Alpha & Omega Semiconductor, Ltd.	51,938	1,492,698
#*	Altair Engineering, Inc., Class A	12,936	723,510
*	Ambarella, Inc.	33,895	3,198,332
	American Software, Inc., Class A	72,668	1,395,952
	Amkor Technology, Inc.	446,228	6,925,459
*	Amtech Systems, Inc.	29,454	205,883
#*	Appfolio, Inc., Class A	10,677	1,631,552
*	Arlo Technologies, Inc.	176,661	1,485,719
*	Arrow Electronics, Inc.	4,100	400,283
	AstroNova, Inc.	7,447	80,055
*	Asure Software, Inc.	23,205	189,817
*	Avaya Holdings Corp.	43,845	975,113
*	Aviat Networks, Inc.	4,994	179,534
*	Avid Technology, Inc.	111,789	1,904,885
	Avnet, Inc.	17,257	609,345
*	Aware, Inc.	34,012	136,388
*	Axcelis Technologies, Inc.	84,701	2,900,162
*	AXT, Inc.	104,435	1,078,814
	Badger Meter, Inc.	56,196	5,153,735
	Bel Fuse, Inc., Class A	2,583	34,716
	Bel Fuse, Inc., Class B	22,788	332,249
	Belden, Inc.	69,464	3,281,479
	Benchmark Electronics, Inc.	66,556	1,685,863
	BK Technologies Corp.	20,576	69,958
	Blackbaud, Inc.	55,017	3,658,080
*	Bm Technologies, Inc.	9,175	132,854
*	Bottomline Technologies De, Inc.	57,375	2,741,377
*	Box, Inc., Class A	33,411	579,347
*	Bridgeline Digital, Inc.	4,407	14,984
*	Brightcove, Inc.	27,375	450,319
	Brooks Automation, Inc.	104,431	7,911,693
*	CACI International, Inc., Class A	18,672	4,504,060
*	CalAmp Corp.	89,499	895,885
*	Calix, Inc.	156,205	4,717,391
*	Cardtronics P.L.C., Class A	85,478	3,320,820
*	Casa Systems, Inc.	29,510	227,522
	Cass Information Systems, Inc.	35,959	1,459,935
#*	Cerence, Inc.	641	71,734
*	CEVA, Inc.	52,325	3,076,187
*	ChannelAdvisor Corp.	26,925	551,963
*	Cirrus Logic, Inc.	118,585	11,110,229
*	Clearfield, Inc.	34,668	1,085,802
#*	Cloudera, Inc.	56,140	857,258
	CMC Materials, Inc.	44,906	6,615,103
*	Coda Octopus Group, Inc.	4,194	25,709
*	Coherent, Inc.	17,967	3,608,492
	Cohu, Inc.	87,363	3,553,927
*	CommScope Holding Co., Inc.	39,259	576,715
	Communications Systems, Inc.	8,595	41,256

Tax-Managed U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	CommVault Systems, Inc.	54,778	$3,438,963
*	Computer Task Group, Inc.	34,141	222,599
	Comtech Telecommunications Corp.	57,377	1,224,425
*	Concentrix Corp.	40,722	4,353,996
*	Conduent, Inc.	296,920	1,431,154
*	Cornerstone OnDemand, Inc.	440	17,996
#*	Cree, Inc.	11,059	1,117,844
	CSG Systems International, Inc.	66,318	2,857,643
	CSP, Inc.	2,788	26,737
	CTS Corp.	69,745	2,127,222
*	CyberOptics Corp.	19,213	464,762
	Daktronics, Inc.	104,690	502,512
*	Data I/O Corp.	2,221	11,460
*	Digi International, Inc.	54,794	1,012,045
*	Digital Ally, Inc.	12,194	31,217
*	Digital Turbine, Inc.	42,202	2,414,376
*	Diodes, Inc.	92,320	6,534,410
*	DSP Group, Inc.	59,670	962,477
	DXC Technology Co.	9,473	267,139
#*	DZS, Inc.	7,764	119,566
#	Ebix, Inc.	49,319	2,568,040
*	EchoStar Corp., Class A	37,456	784,329
*	eGain Corp.	61,740	679,140
*	eMagin Corp.	10,900	28,776
*	EMCORE Corp.	61,611	308,671
*	Endurance International Group Holdings, Inc.	29,920	283,642
#*	Enphase Energy, Inc.	28,079	5,120,206
	Entegris, Inc.	3,683	362,370
*	Envestnet, Inc.	41,711	3,200,485
*	ePlus, Inc.	33,553	2,819,794
	EVERTEC, Inc.	90,809	3,151,072
*	Evo Payments, Inc., Class A	3,400	78,064
*	ExlService Holdings, Inc.	65,954	5,057,353
*	Fabrinet	74,334	5,867,926
*	FARO Technologies, Inc.	40,811	2,880,032
*	FireEye, Inc.	57,616	1,209,936
*	First Solar, Inc.	21,098	2,091,867
*	Flex, Ltd.	12,362	218,066
	FLIR Systems, Inc.	6,600	343,530
*	FormFactor, Inc.	157,079	6,419,819
*	Frequency Electronics, Inc.	19,976	212,744
#*	Genasys, Inc.	3,438	25,579
*	Globant SA	14,364	2,757,888
*	GSI Technology, Inc.	52,457	376,641
#*	GTT Communications, Inc.	42,851	199,257
#*	GTY Technology Holdings, Inc.	3,658	27,508
	Hackett Group, Inc. (The)	76,814	1,046,207
#*	Harmonic, Inc.	248,451	1,927,980
#*	I3 Verticals, Inc., Class A	12,761	370,324
*	Ichor Holdings, Ltd.	55,338	1,997,702
#*	Identiv, Inc.	2,200	17,776
*	IEC Electronics Corp.	22,220	324,634
#*	II-VI, Inc.	42,962	3,611,815
#*	Image Sensing Systems, Inc.	700	3,080
*	Immersion Corp.	56,790	718,393
#*	Impinj, Inc.	9,200	487,324
#*	Infinera Corp.	178,481	1,758,038
*	Information Services Group, Inc.	21,176	74,751
*	Innodata, Inc.	2,858	14,576

Tax-Managed U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Inphi Corp.	24,012	$4,048,663
*	Insight Enterprises, Inc.	64,442	4,904,036
*	Intellicheck, Inc.	2,800	32,424
	InterDigital, Inc.	65,543	4,208,516
*	inTEST Corp.	17,637	134,923
*	Intevac, Inc.	59,192	396,586
#*	Issuer Direct Corp.	1,357	26,556
*	Iteris, Inc.	41,887	272,684
*	Itron, Inc.	60,646	5,216,769
#*	j2 Global, Inc.	46,264	4,748,537
	Jabil, Inc.	23,357	966,279
	KBR, Inc.	218,756	6,354,862
*	Key Tronic Corp.	24,700	210,691
*	Kimball Electronics, Inc.	51,102	979,625
*	Knowles Corp.	185,457	3,577,466
	Kulicke & Soffa Industries, Inc.	114,306	4,077,295
*	KVH Industries, Inc.	38,490	481,510
*	Lantronix, Inc.	35,709	160,691
*	Lattice Semiconductor Corp.	243,918	9,783,551
#*	LightPath Technologies, Inc., Class A	10,325	38,925
#*	Limelight Networks, Inc.	314,525	1,432,661
	Littelfuse, Inc.	19,889	4,840,386
*	LiveRamp Holdings, Inc.	132,416	10,025,215
#*	Lumentum Holdings, Inc.	1,783	167,245
*	Luna Innovations, Inc.	42,639	453,253
#*	MACOM Technology Solutions Holdings, Inc.	15,044	855,402
#*	MagnaChip Semiconductor Corp.	30,513	518,416
*	Manhattan Associates, Inc.	37,795	4,279,528
	ManTech International Corp., Class A	45,781	4,106,098
*	Marin Software, Inc.	11,819	25,529
	MAXIMUS, Inc.	13,739	1,031,249
*	MaxLinear, Inc.	103,081	3,235,713
	Methode Electronics, Inc.	81,966	3,094,216
*	MicroStrategy, Inc., Class A	15,016	9,269,527
*	Mimecast, Ltd.	35,021	1,508,004
*	Mitek Systems, Inc.	45,913	741,495
#*	Model N, Inc.	2,700	91,746
*	MoneyGram International, Inc.	5,053	38,757
	MTS Systems Corp.	27,819	1,628,524
#*	Napco Security Technologies, Inc.	45,825	1,187,784
	National Instruments Corp.	3,079	127,471
*	NCR Corp.	62,918	2,098,944
*	NeoPhotonics Corp.	126,905	1,413,722
*	NETGEAR, Inc.	62,310	2,579,011
*	Netscout Systems, Inc.	151,923	4,441,469
*	NetSol Technologies, Inc.	13,690	56,403
	Network-1 Technologies, Inc.	10,978	38,467
*	New Relic, Inc.	7,648	574,977
	NIC, Inc.	128,626	3,462,612
*	nLight, Inc.	1,008	31,933
*	Novanta, Inc.	66,003	8,245,095
	NVE Corp.	9,873	630,786
*	One Stop Systems, Inc.	5,977	22,414
*	OneSpan, Inc.	94,058	2,193,433
*	Onto Innovation, Inc.	121,032	6,541,780
*	Optical Cable Corp.	5,961	19,314
*	OSI Systems, Inc.	37,678	3,391,774
*	Pagerduty, Inc.	5,970	290,918
#*	PAR Technology Corp.	21,536	1,340,831

Tax-Managed U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Paysign, Inc.	10,269	$48,059
	PC Connection, Inc.	59,244	2,908,288
	PC-Tel, Inc.	39,553	291,110
*	PDF Solutions, Inc.	71,844	1,388,026
*	Perficient, Inc.	73,039	3,988,660
	Perspecta, Inc.	103,412	2,993,777
*	PFSweb, Inc.	41,309	283,793
*	Photronics, Inc.	159,063	1,765,599
*	Pixelworks, Inc.	95,193	291,291
*	Plexus Corp.	72,395	5,568,623
	Power Integrations, Inc.	106,382	8,569,070
*	PRGX Global, Inc.	28,325	213,004
	Progress Software Corp.	99,734	4,007,312
#*	Pure Storage, Inc., Class A	20,650	477,635
	QAD, Inc., Class A	24,107	1,561,893
	QAD, Inc., Class B	4,173	188,620
#*	Qualys, Inc.	32,275	4,469,119
#*	QuickLogic Corp.	1,800	6,912
*	Rambus, Inc.	232,781	4,421,675
	RF Industries, Ltd.	18,810	110,415
*	Ribbon Communications, Inc.	160,953	1,176,566
	Richardson Electronics, Ltd.	16,169	103,158
*	Rogers Corp.	36,398	5,680,636
#	Sabre Corp.	33,724	363,545
#*	Sailpoint Technologies Holdings, Inc.	54,634	3,021,807
*	Sanmina Corp.	148,533	4,619,376
	Sapiens International Corp. NV	16,292	532,097
*	ScanSource, Inc.	51,543	1,246,825
	Science Applications International Corp.	20,909	2,007,891
#*	SecureWorks Corp., Class A	3,900	53,976
*	Semtech Corp.	80,651	5,722,188
*	SharpSpring, Inc.	5,836	114,035
#*	ShotSpotter, Inc.	9,166	421,544
*	Silicon Laboratories, Inc.	52,759	6,920,398
#*	SMART Global Holdings, Inc.	48,960	1,818,864
*	Smith Micro Software, Inc.	8,771	55,784
#*	SMTC Corp.	6,433	37,762
*	Socket Mobile, Inc.	11,259	28,710
#*	SolarEdge Technologies, Inc.	19,147	5,520,655
*	SPS Commerce, Inc.	28,544	2,822,716
*	StarTek, Inc.	75,253	657,711
*	Steel Connect, Inc.	7,444	13,325
#*	Stratasys, Ltd.	3,754	155,829
*	Super Micro Computer, Inc.	28,906	896,086
*	SVMK, Inc.	1,785	45,000
	Switch, Inc., Class A	11,273	194,121
*	Sykes Enterprises, Inc.	82,000	3,164,380
#*	Synaptics, Inc.	63,054	6,256,218
#*	Synchronoss Technologies, Inc.	64,095	323,039
	SYNNEX Corp.	40,722	3,323,730
*	Telenav, Inc.	59,009	280,883
#*	Teradata Corp.	70,771	1,903,740
	TESSCO Technologies, Inc.	16,243	125,721
*	TransAct Technologies, Inc.	18,248	168,794
	TTEC Holdings, Inc.	83,070	6,278,431
#*	TTM Technologies, Inc.	193,183	2,590,584
*	Ultra Clean Holdings, Inc.	102,412	3,953,103
#*	Unisys Corp.	117,913	2,816,942
*	Universal Security Instruments, Inc.	3,969	40,087

Tax-Managed U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Upland Software, Inc.	30,059	$1,433,514
	Usio, Inc.	1,600	6,112
*	Veeco Instruments, Inc.	125,454	2,315,881
*	Verint Systems, Inc.	83,749	6,183,189
*	Verra Mobility Corp.	5,543	70,950
#*	ViaSat, Inc.	29,600	1,288,784
#*	Viavi Solutions, Inc.	176,974	2,734,248
*	Virtusa Corp.	67,589	3,450,418
	Vishay Intertechnology, Inc.	235,440	5,073,732
*	Vishay Precision Group, Inc.	25,618	819,520
	Wayside Technology Group, Inc.	8,749	158,794
#*	WidePoint Corp.	3,469	43,709
	Xperi Holding Corp.	155,908	3,002,788
#*	Zix Corp.	38,289	312,055
TOTAL INFORMATION TECHNOLOGY			499,131,677
MATERIALS — (5.2%)
#	Advanced Emissions Solutions, Inc.	10,719	54,345
*	AdvanSix, Inc.	34,989	745,965
*	AgroFresh Solutions, Inc.	19,334	37,895
*	Alcoa Corp.	120,488	2,168,784
*	Allegheny Technologies, Inc.	190,056	3,232,853
	Alpha Metallurgical Resources Inc.	1,300	14,742
	American Vanguard Corp.	67,549	1,117,936
*	Ampco-Pittsburgh Corp.	6,049	39,198
	Ashland Global Holdings, Inc.	37,903	3,031,861
	Avient Corp.	135,534	5,208,572
*	Axalta Coating Systems, Ltd.	4,854	131,009
	Balchem Corp.	48,690	5,211,291
	Cabot Corp.	87,827	3,856,484
	Caledonia Mining Corp., P.L.C.	1,829	27,490
	Carpenter Technology Corp.	75,542	2,359,932
*	Century Aluminum Co.	177,601	1,731,610
	Chase Corp.	19,968	2,001,592
	Chemours Co. (The)	61,696	1,625,073
*	Clearwater Paper Corp.	33,501	1,275,718
*	Coeur Mining, Inc.	426,057	3,855,816
	Commercial Metals Co.	225,156	4,433,322
#	Compass Minerals International, Inc.	65,162	3,796,338
*	Core Molding Technologies, Inc.	24,525	293,810
	Domtar Corp.	97,420	2,919,677
	Eagle Materials, Inc.	18,038	1,984,721
	Element Solutions, Inc.	398,716	6,790,133
*	Ferro Corp.	174,156	2,401,611
»	Ferroglobe Representation & Warranty Insurance Trust	83,625	0
*	Forterra, Inc.	33,678	616,307
»	Fortitude Gold Corp.	39,179	41,138
	Friedman Industries, Inc.	7,760	55,562
	FutureFuel Corp.	86,685	1,152,911
*	GCP Applied Technologies, Inc.	118,468	2,936,822
	Glatfelter Corp.	74,555	1,166,786
	Gold Resource Corp.	137,129	386,704
	Graphic Packaging Holding Co.	210,439	3,295,475
	Greif, Inc., Class A	48,064	2,170,570
	Greif, Inc., Class B	5,124	234,167
	Hawkins, Inc.	26,983	1,482,176
	Haynes International, Inc.	26,958	625,156
	HB Fuller Co.	98,782	5,027,016
	Hecla Mining Co.	781,563	4,447,093

Tax-Managed U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Huntsman Corp.	34,627	$914,845
*	Ingevity Corp.	56,174	3,690,070
	Innospec, Inc.	49,432	4,339,635
#*	Intrepid Potash, Inc.	20,709	470,716
	Kaiser Aluminum Corp.	33,977	2,945,806
*	Koppers Holdings, Inc.	42,020	1,398,426
*	Kraton Corp.	60,192	1,690,191
	Kronos Worldwide, Inc.	110,540	1,565,246
#*	Livent Corp.	102,601	1,869,390
	Louisiana-Pacific Corp.	206,881	7,863,547
	Materion Corp.	41,809	2,850,956
	Mercer International, Inc.	120,191	1,358,158
	Minerals Technologies, Inc.	67,810	4,179,130
	Mosaic Co. (The)	20,779	539,423
	Myers Industries, Inc.	90,591	1,816,350
	Neenah, Inc.	38,761	1,973,710
	NewMarket Corp.	128	50,200
#	Nexa Resources SA	3,030	26,149
	Northern Technologies International Corp.	17,386	229,495
	O-I Glass, Inc.	227,929	2,881,023
	Olin Corp.	215,079	5,142,539
	Olympic Steel, Inc.	22,778	310,920
	PQ Group Holdings, Inc.	31,771	437,804
#	Quaker Chemical Corp.	631	165,404
*	Ramaco Resources, Inc.	3,731	10,969
*	Ranpak Holdings Corp	2,555	44,304
*	Rayonier Advanced Materials, Inc.	129,184	893,953
*	Resolute Forest Products, Inc.	128,607	1,048,147
*	Ryerson Holding Corp.	77,738	959,287
	Schnitzer Steel Industries, Inc., Class A	51,551	1,521,786
	Schweitzer-Mauduit International, Inc.	64,082	2,380,005
	Sensient Technologies Corp.	79,066	5,576,525
	Silgan Holdings, Inc.	116,633	4,248,940
	Sonoco Products Co.	2,325	134,641
	Stepan Co.	44,568	5,021,922
*	Summit Materials, Inc., Class A	160,149	3,287,859
	SunCoke Energy, Inc.	121,638	599,675
*	Synalloy Corp.	14,602	116,816
	Tecnoglass, Inc.	3,012	20,451
*	TimkenSteel Corp.	97,311	489,474
*	Trecora Resources	47,546	300,015
	Tredegar Corp.	68,510	999,561
#	Trinseo SA	68,768	3,495,477
*	Tronox Holdings P.L.C., Class A	211,293	3,243,348
*	UFP Technologies, Inc.	11,212	515,864
	United States Lime & Minerals, Inc.	14,113	1,707,673
#	United States Steel Corp.	140,534	2,495,884
*	Universal Stainless & Alloy Products, Inc.	12,612	91,563
#*	US Concrete, Inc.	37,526	1,662,027
#*	US Gold Corp.	2,000	21,980
	Valvoline, Inc.	86,596	2,055,789
*	Venator Materials P.L.C	28,266	113,629
	Verso Corp., Class A	68,720	790,280
	Warrior Met Coal, Inc.	40,228	926,049
	Worthington Industries, Inc.	117,401	6,144,768
	WR Grace & Co.	26,612	1,544,028
TOTAL MATERIALS			185,157,483

Tax-Managed U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
REAL ESTATE — (0.5%)
#*	Altisource Portfolio Solutions SA	3,541	$35,870
*	BBX Capital, Inc.	8,157	44,048
*	CKX Lands, Inc.	702	7,532
#*	Cushman & Wakefield P.L.C.	4,576	65,574
*	Five Point Holdings LLC, Class A	24,025	151,358
*	Forestar Group, Inc.	18,768	403,324
*	FRP Holdings, Inc.	20,841	900,123
	Indus Realty Trust, Inc.	4,903	312,468
	Kennedy-Wilson Holdings, Inc.	230,337	3,959,493
*	Marcus & Millichap, Inc.	67,790	2,422,137
*	Maui Land & Pineapple Co., Inc.	36,053	416,773
	Newmark Group, Inc., Class A	37,717	254,967
*	Rafael Holdings, Inc., Class B	39,844	935,537
	RE/MAX Holdings, Inc., Class A	34,948	1,265,817
#*	Realogy Holdings Corp.	194,846	2,766,813
#*	Redfin Corp.	10,944	779,322
	RMR Group, Inc. (The), Class A	22,742	838,725
	St Joe Co. (The)	62,599	2,785,656
*	Stratus Properties, Inc.	14,731	385,068
*	Tejon Ranch Co.	65,345	1,040,946
TOTAL REAL ESTATE			19,771,551
UTILITIES — (2.6%)
	ALLETE, Inc.	68,437	4,300,581
	American States Water Co.	64,605	4,991,382
	Artesian Resources Corp., Class A	20,226	826,839
#	Atlantica Sustainable Infrastructure P.L.C.	58,326	2,411,780
	Avista Corp.	108,965	4,084,008
	Black Hills Corp.	67,841	4,010,760
	Brookfield Renewable Corp., Class A	20,563	1,150,500
	California Water Service Group	84,987	4,643,690
	Chesapeake Utilities Corp.	31,587	3,203,869
	Clearway Energy, Inc., Class A	24,781	714,436
	Clearway Energy, Inc., Class C	37,925	1,174,916
	Consolidated Water Co., Ltd.	30,036	380,556
	Genie Energy, Ltd., Class B	63,144	466,003
	Global Water Resources, Inc.	371	5,962
	Hawaiian Electric Industries, Inc.	33,010	1,091,311
	IDACORP, Inc.	7,719	681,588
	MDU Resources Group, Inc.	19,706	518,071
	MGE Energy, Inc.	51,691	3,291,683
	Middlesex Water Co.	34,964	2,783,134
	National Fuel Gas Co.	19,061	767,396
#	New Jersey Resources Corp.	145,601	5,097,491
	Northwest Natural Holding Co.	54,530	2,547,096
	NorthWestern Corp.	79,197	4,313,861
	ONE Gas, Inc.	48,853	3,572,620
#	Ormat Technologies, Inc.	77,474	8,844,432
	Otter Tail Corp.	72,090	2,861,252
	PNM Resources, Inc.	135,652	6,581,835
	Portland General Electric Co.	53,187	2,249,278
*	Pure Cycle Corp.	840	8,963
	RGC Resources, Inc.	20,920	470,909
	SJW Group	38,959	2,577,917
	South Jersey Industries, Inc.	105,764	2,443,148
	Southwest Gas Holdings, Inc.	61,986	3,716,681
#	Spark Energy, Inc., Class A	23,098	253,385
	Spire, Inc.	73,831	4,517,719
*	Sunnova Energy International, Inc.	418	18,329

Tax-Managed U.S. Small Cap Portfolio
CONTINUED
	Shares	Value†
UTILITIES — (Continued)
Unitil Corp.	30,144	$1,228,971
York Water Co. (The)	32,775	1,423,746
TOTAL UTILITIES		94,226,098
TOTAL COMMON STOCKS		3,403,412,915
RIGHTS/WARRANTS — (0.0%)
CONSUMER DISCRETIONARY — (0.0%)
*» Social Reality, Inc. Rights 12/31/19, Class A	10,334	310
HEALTH CARE — (0.0%)
*» Pulse Biosciences, Inc. Warrants 05/14/25	61	1,655
TOTAL RIGHTS/WARRANTS		1,965
PREFERRED STOCKS — (0.1%)
COMMUNICATION SERVICES — (0.0%)
Liberty Broadband Corp.	8,904	252,518
CONSUMER DISCRETIONARY — (0.0%)
Qurate Retail, Inc.	5,386	538,923
INDUSTRIALS — (0.1%)
WESCO International, Inc.	40,491	1,258,460
TOTAL PREFERRED STOCKS		2,049,901
TOTAL INVESTMENT SECURITIES (Cost $1,685,819,016)		3,405,464,781

TEMPORARY CASH INVESTMENTS — (0.3%)
	State Street Institutional U.S. Government Money Market Fund 0.030%	10,160,726	10,160,726
SECURITIES LENDING COLLATERAL — (4.7%)
@§	The DFA Short Term Investment Fund	14,663,587	169,672,369
TOTAL INVESTMENTS — (100.0%)
(Cost $1,865,626,717)^^			$3,585,297,876
Summary of the Portfolio's investments as of January 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$87,955,183	—	—	$87,955,183
Consumer Discretionary	549,149,480	$6,070	—	549,155,550
Consumer Staples	154,873,904	—	—	154,873,904
Energy	88,926,974	—	—	88,926,974
Financials	685,431,211	11,471	—	685,442,682
Health Care	345,179,110	1,279,056	—	346,458,166
Industrials	692,313,647	—	—	692,313,647
Information Technology	499,130,148	1,529	—	499,131,677
Materials	185,116,345	41,138	—	185,157,483
Real Estate	19,771,551	—	—	19,771,551
Utilities	94,226,098	—	—	94,226,098

Tax-Managed U.S. Small Cap Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Preferred Stocks
Communication Services	$252,518	—	—	$252,518
Consumer Discretionary	538,923	—	—	538,923
Industrials	1,258,460	—	—	1,258,460
Rights/Warrants
Consumer Discretionary	—	$310	—	310
Health Care	—	1,655	—	1,655
Temporary Cash Investments	10,160,726	—	—	10,160,726
Securities Lending Collateral	—	169,672,369	—	169,672,369
TOTAL	$3,414,284,278	$171,013,598	—	$3,585,297,876

ORGANIZATION
DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. At January 31, 2021, the Fund consisted of one hundred and six operational portfolios, (the "Portfolios") all of which are included in this document. The Fund’s advisor is Dimensional Fund Advisors LP (the "Advisor"). Some of the portfolios of the Fund are feeder funds in a master-feeder structure. The master funds are part of other entities that are also managed by the Advisor. The Schedules of Investments for the master funds have been included in this document.
SECURITY VALUATION
The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
•	Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)
The Funds of Funds (International Small Company Portfolio, Global Small Company Portfolio, World ex U.S. Value Portfolio, Selectively Hedged Global Equity Portfolio, Dimensional Retirement Income Fund, Dimensional 2045 Target Date Retirement Income Fund, Dimensional 2050 Target Date Retirement Income Fund, Dimensional 2055 Target Date Retirement Income Fund, Dimensional 2060 Target Date Retirement Income Fund, Dimensional 2065 Target Date Retirement Income Fund, Dimensional 2010 Target Date Retirement Income Fund, Dimensional 2015 Target Date Retirement Income Fund, Dimensional 2020 Target Date Retirement Income Fund, Dimensional 2025 Target Date Retirement Income Fund, Dimensional 2030 Target Date Retirement Income Fund, Dimensional 2035 Target Date Retirement Income Fund, Dimensional 2040 Target Date Retirement Income Fund, World Core Equity Portfolio, Global Social Core Equity Portfolio, DFA VA Global Moderate Allocation Portfolio and VA Equity Allocation Portfolio) invest in the funds indicated on the Schedule of Investments ("Underlying Funds"). The DFA Global Real Estate Securities Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in securities of companies in the real estate industry. Each of the DFA Diversified Fixed Income Portfolio and DFA Global Core Plus Fixed Income Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in fixed income securities. Each Feeder Fund (U.S. Large Cap Value Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio and Tax-Managed U.S. Marketwide Value Portfolio) invests primarily in a corresponding master fund(s) ("Master Fund"). Shares held by the Portfolios in other investment companies (such as the Master Funds and the Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. The Portfolios’ investments in the series of The DFA Investment Trust Company or in Dimensional Emerging Markets Value Fund reflect their proportionate interest in the net assets of such corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.
Securities held by the Domestic Equity Portfolios (U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio, U.S. Large Cap Equity Portfolio, U.S. Social Core Equity 2 Portfolio, U.S. Sustainability Core 1 Portfolio, U.S. Sustainability Targeted Value Portfolio, Tax Managed U.S. Equity Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, T.A. U.S. Core Equity 2 Portfolio, VA U.S. Targeted Value Portfolio, VA U.S. Large Value Portfolio, U.S. Large Cap Growth Portfolio, U.S. Small Cap Growth Portfolio, and U.S. High Relative Profitability Portfolio) and the International Equity Portfolios (Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, Emerging Markets Core Equity Portfolio, International Sustainability Core 1 Portfolio, International Social Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio, Tax-Managed DFA International Value Portfolio, T.A. World ex U.S. Core Equity Portfolio, VA International Value Portfolio, VA International Small Portfolio, International Large Cap Growth Portfolio, International

Small Cap Growth Portfolio, International High Relative Profitability Portfolio, Emerging Markets Sustainability Core 1 Portfolio and Emerging Markets Targeted Value Portfolio), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios’ shares (at the close of the NYSE), the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the International Equity Portfolios has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
Debt securities held by Enhanced U.S. Large Company Portfolio, DFA Commodity Strategy Portfolio, DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Short-Term Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA World ex U.S. Government Fixed Income, DFA Intermediate Government Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA Targeted Credit Portfolio, DFA Investment Grade Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Term Municipal Bond Portfolio, DFA Intermediate-Term Municipal Bond Portfolio, DFA Selective State Municipal Bond Portfolio, DFA California Short-Term Municipal Bond Portfolio, DFA California Intermediate-Term Municipal Bond Portfolio, DFA NY Municipal Bond Fund, DFA Short-Duration Real Return Portfolio, DFA Municipal Real Return Portfolio, DFA Municipal Bond Portfolio, DFA LTIP Portfolio, VA Short-Term Fixed Portfolio, VA Global Bond Portfolio, VIT Inflation-Protected Securities Portfolio, DFA Social Fixed Income Portfolio, DFA Diversified Fixed Income Portfolio, DFA MN Municipal Bond Portfolio, DFA California Municipal Real Return Portfolio, DFA Global Sustainability Fixed Income Portfolio, DFA Global Core Plus Fixed Income Portfolio and DFA Oregon Municipal Bond Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market.

Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. These valuations are generally categorized as Level 2 in the hierarchy.
Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.
Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.
A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments for the Portfolios (except for the Feeder Funds). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
FINANCIAL INSTRUMENTS
In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest either directly or indirectly (through their investments in a corresponding Master/Underlying Fund), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:
1.    TREASURY INFLATION-PROTECTED SECURITIES (TIPS): VIT Inflation-Protected Securities Portfolio, DFA Inflation-Protected Securities Portfolio, and DFA Short-Duration Real Return Portfolio may purchase TIPS, which are securities issued by the U.S. Treasury. Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the Portfolio may be irregular. In addition, the current market value of inflation-protected securities is not guaranteed and will fluctuate.
2.    FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.
Derivative Financial Instruments
Summarized below are the specific types of derivative instruments used by the Portfolios:
3.    FORWARD CURRENCY CONTRACTS: The Portfolios listed below may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency. The Selectively Hedged Global Equity Portfolio and Enhanced U.S Large Company Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Selectively Hedged Global Equity Portfolio’s and Enhanced U.S. Large Company Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.
4.    FUTURES CONTRACTS: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolios, however, do not intend to sell futures contracts to establish short positions in individual securities. The Enhanced U.S. Large Company Portfolio may also use futures contracts and options thereon to hedge against securities prices or as part of its overall investment strategy. The Selectively Hedged Global Equity Portfolio may also use futures contracts to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum "initial margin" requirements of the exchange on which the contract is traded . Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The DFA Commodity Strategy Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission ("CFTC") or, consistent with CFTC regulations, on foreign exchanges. The DFA Commodity Strategy Portfolio invests in futures contracts on individual commodities or commodity indices and options on them through the Portfolio’s investment in the Dimensional Cayman Commodity Fund I, LTD., the "Subsidiary."
A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest-rate-sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization-or production-weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.
Payments, known as "variation margin", to and from the broker will be made daily as the currency, financial instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market". As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.
At any time prior to the expiration of a futures contract, a Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio’s existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions may prevent prompt liquidation of futures positions at an advantageous price, potentially subjecting the Portfolio to substantial losses. In such event and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio’s performance.
The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio’s investments in the contracts to greater volatility than investments in traditional securities.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may also arise upon entering into commodity-linked derivative instruments. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting an industry or commodity.
5.    OPTIONS ON FUTURES CONTRACTS: The DFA Commodity Strategy Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.
An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily and that change is reflected in the net asset value of the Portfolio.
The DFA Commodity Strategy Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.
6.    COMMODITY-LINKED DERIVATIVES: DFA Commodity Strategy Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio’s total assets in the Subsidiary. The Subsidiary may invest without limitation in swap agreements, commodity options, futures, options on futures and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. As of January 31, 2021, the DFA Commodity Strategy Portfolio held $261,643,530 in the Subsidiary, representing 21.82% of DFA Commodity Strategy Portfolio’s total assets.
7.    SWAP AGREEMENTS: The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may enter into credit default swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. Some types of swap agreements are negotiated bilaterally and traded over-the-counter between the two parties (uncleared swaps), while other swaps are transacted through a futures commission merchant ("FCM") and cleared through a clearinghouse that serves as a central counterparty (cleared swaps), and may be traded on swap execution facilities (exchanges). The most common types of credit default swaps and interest rate swaps are subject to mandatory central clearing and exchange trading.
The Portfolios may enter into a credit default swap on a single security or instrument (sometimes referred to as a "CDS" transaction) or on a basket or index of securities (sometimes referred to as a "CDX" transaction). The "buyer" in a credit default contract typically is obligated to pay the "seller" a periodic stream of payments over the term of the contract, provided that no credit event with respect to any underlying reference obligation has occurred. If a credit event occurs, the seller typically must pay the buyer the "par value" (full notional value) of the reference obligation in exchange for the reference obligation. The Portfolios may be either the buyer or the seller in the transaction. If a Portfolio is a buyer and no credit event occurs, the Portfolio may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, a Portfolio typically receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided a credit event does not occur. If a credit event occurs, the seller typically must pay the buyer the full notional amount of the reference obligation. The most common types of CDX are subject to mandatory central clearing and exchange-trading.
Credit default swaps involve greater risks than if the Portfolios had invested in the reference obligation directly, since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A buyer also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the up-front or periodic payments previously received, may be less than the full notional value the seller pays to the buyer, resulting in a loss of value to the Portfolio. When a Portfolio acts as a seller of a credit default swap, the Portfolio is exposed to many of the same risks of leverage since, if a credit event occurs, the seller may be required to pay the buyer the full notional value of the contract net of any amounts owed by the buyer related to its delivery of deliverable obligations.
The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may also enter into inflation swap agreements to seek inflation protection. Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swap agreements may be used by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio to hedge the inflation risk in nominal bonds (i.e., non-inflation-indexed bonds) thereby creating "synthetic" inflation-indexed bonds.
Among other reasons, one factor that may lead to changes in the values of inflation swap agreements are changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, which may lead to a change in the value of an inflation swap agreement. Additionally, payments received by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio from inflation swap agreements will result in taxable income, either as ordinary income or capital gains, which will increase the amount of taxable distributions received by shareholders. Inflation swap agreements are not currently subject to mandatory central clearing and exchange-trading.
The DFA Municipal Real Return Portfolio may also enter into interest rate swaps to hedge against changes in interest rates. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal.
Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearing house, as is the case with cleared swaps. As a result, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio’s rights as a creditor.
The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the "Dodd-Frank Act") and implementing rules adopted by the CFTC currently require the clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks completely. There is also a risk of loss by a Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of a Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers.
The Advisor and the Fund do not believe that a Portfolio’s obligations under swap contracts are senior securities and, accordingly, the Portfolio will not treat them as being subject to the Portfolio’s borrowing or senior securities restrictions. However, with respect to swap contracts that provide for the netting of payments, the net amount of the excess, if any, of the Portfolio’s obligations over its entitlements with respect to each swap contract will be accrued on a daily basis and an amount of segregated assets having an aggregate market value at least equal to the accrued excess will be maintained to cover the transactions in accordance with SEC positions. With respect to swap contracts that do not provide for the netting of payments by the counterparties, the full notional amount for which the Portfolio is obligated under the swap contract with respect to each swap contract will be accrued on a daily basis and assets having an aggregate market value at least equal to the accrued full notional value will be segregated and maintained to cover the transactions in accordance with SEC positions. To the extent that a Portfolio cannot dispose of a swap in the ordinary course of business within seven days at approximately the value at which the Portfolio has valued the swap, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio’s net assets.
The Dodd-Frank Act and related regulatory developments have imposed comprehensive new regulatory requirements on swaps and swap market participants. The regulation of cleared and uncleared swaps, as well as other derivatives, is a rapidly changing area of law and is subject to modification by government and judicial action. In addition, the SEC, CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading. It is not possible to predict fully the effects of current or future regulation. New requirements, even if not directly applicable to a Portfolio, may increase the cost of the Portfolio’s investments and cost of doing business. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Portfolio’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.
FEDERAL TAX COST
At January 31, 2021, the total cost of securities for federal income tax purposes was:
Federal Tax Cost
Enhanced U.S. Large Company Portfolio	$399,902
U.S. Large Cap Value Portfolio	14,189,072
U.S. Targeted Value Portfolio	8,764,788
U.S. Small Cap Value Portfolio	9,944,923
U.S. Core Equity 1 Portfolio	14,337,841
U.S. Core Equity 2 Portfolio	15,395,435
U.S. Vector Equity Portfolio	2,509,703
U.S. Small Cap Portfolio	10,917,407
U.S. Micro Cap Portfolio	4,372,388
DFA Real Estate Securities Portfolio	6,413,915
Large Cap International Portfolio	4,027,115
International Core Equity Portfolio	24,997,029
International Small Company Portfolio	9,718,542
Global Small Company Portfolio	44,922
Japanese Small Company Portfolio	427,105
Asia Pacific Small Company Portfolio	400,262
United Kingdom Small Company Portfolio	23,054
Continental Small Company Portfolio	523,070
DFA International Real Estate Securities Portfolio	5,928,498
DFA Global Real Estate Securities Portfolio	7,894,490
DFA International Small Cap Value Portfolio	10,746,029
International Vector Equity Portfolio	2,725,248
World ex U.S. Value Portfolio	238,129
World ex U.S. Targeted Value Portfolio	595,126
World ex U.S. Core Equity Portfolio	3,152,645
Selectively Hedged Global Equity Portfolio	212,295
Emerging Markets Portfolio	3,615,186
Emerging Markets Small Cap Portfolio	4,493,116

Federal Tax Cost
Emerging Markets Value Portfolio	$12,191,785
Emerging Markets Core Equity Portfolio	20,259,831
U.S. Large Cap Equity Portfolio	1,167,350
DFA Commodity Strategy Portfolio	2,296,601
DFA One-Year Fixed Income Portfolio	6,705,566
DFA Two-Year Global Fixed Income Portfolio	5,388,181
DFA Selectively Hedged Global Fixed Income Portfolio	1,127,795
DFA Short-Term Government Portfolio	2,140,297
DFA Five-Year Global Fixed Income Portfolio	12,797,168
DFA World ex U.S. Government Fixed Income Portfolio	1,744,018
DFA Intermediate Government Fixed Income Portfolio	5,663,911
DFA Short-Term Extended Quality Portfolio	6,408,895
DFA Intermediate-Term Extended Quality Portfolio	2,131,034
DFA Targeted Credit Portfolio	818,176
DFA Investment Grade Portfolio	11,726,486
DFA Inflation-Protected Securities Portfolio	5,557,186
DFA Short-Term Municipal Bond Portfolio	2,441,514
DFA Intermediate-Term Municipal Bond Portfolio	2,003,158
DFA Selective State Municipal Bond Portfolio	112,466
DFA California Short-Term Municipal Bond Portfolio	1,000,333
DFA California Intermediate-Term Municipal Bond Portfolio	567,721
DFA NY Municipal Bond Portfolio	101,214
Dimensional Retirement Income Fund	35,661
Dimensional 2045 Target Date Retirement Income Fund	54,386
Dimensional 2050 Target Date Retirement Income Fund	40,907
Dimensional 2055 Target Date Retirement Income Fund	22,924
Dimensional 2060 Target Date Retirement Income Fund	21,746
Dimensional 2065 Target Date Retirement Income Fund	1,185
Dimensional 2010 Target Date Retirement Income Fund	16,950
Dimensional 2015 Target Date Retirement Income Fund	33,313
Dimensional 2020 Target Date Retirement Income Fund	107,831
Dimensional 2025 Target Date Retirement Income Fund	131,455
Dimensional 2030 Target Date Retirement Income Fund	125,350
Dimensional 2035 Target Date Retirement Income Fund	102,793
Dimensional 2040 Target Date Retirement Income Fund	79,327
DFA Short-Duration Real Return Portfolio	1,386,366
DFA Municipal Real Return Portfolio	831,267
DFA Municipal Bond Portfolio	529,111
World Core Equity Portfolio	649,959
DFA LTIP Portfolio	267,344
U.S. Social Core Equity 2 Portfolio	876,934
U.S. Sustainability Core 1 Portfolio	2,574,217
U.S. Sustainability Targeted Value Portfolio	—
International Sustainability Core 1 Portfolio	2,147,780
International Social Core Equity Portfolio	1,263,866
Global Social Core Equity Portfolio	78,689
Emerging Markets Social Core Equity Portfolio	1,192,066
Tax-Managed U.S. Marketwide Value Portfolio	2,320,928

Federal Tax Cost
Tax-Managed U.S. Equity Portfolio	$1,678,414
Tax-Managed U.S. Targeted Value Portfolio	3,008,904
Tax-Managed U.S. Small Cap Portfolio	1,901,963
T.A. U.S. Core Equity 2 Portfolio	5,258,386
Tax-Managed DFA International Value Portfolio	2,599,084
T.A. World ex U.S. Core Equity Portfolio	2,996,184
VA U.S. Targeted Value Portfolio	387,917
VA U.S. Large Value Portfolio	402,071
VA International Value Portfolio	360,830
VA International Small Portfolio	262,691
VA Short-Term Fixed Portfolio	346,528
VA Global Bond Portfolio	403,232
VIT Inflation-Protected Securities Portfolio	208,279
VA Global Moderate Allocation Portfolio	125,857
U.S. Large Cap Growth Portfolio	1,372,822
U.S. Small Cap Growth Portfolio	641,362
International Large Cap Growth Portfolio	471,978
International Small Cap Growth Portfolio	191,836
DFA Social Fixed Income Portfolio	417,268
DFA Diversified Fixed Income Portfolio	1,755,395
U.S. High Relative Profitability Portfolio	3,812,101
International High Relative Profitability Portfolio	1,566,352
VA Equity Allocation Portfolio	78,541
DFA MN Municipal Bond Portfolio	36,526
DFA California Municipal Real Return Portfolio	160,295
DFA Global Core Plus Fixed Income Portfolio	2,415,963
Emerging Markets Sustainability Core 1 Portfolio	657,286
Emerging Markets Targeted Value Portfolio	175,688
DFA Global Sustainability Fixed Income Portfolio	642,738
DFA Oregon Municipal Bond Portfolio	42,765
RECENTLY ISSUED ACCOUNTING STANDARDS
In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Fund's adoption of ASU 2017-08 disclosure requirements are reflected within these financial statements prepared as of October 31, 2020 and management has concluded that the change in accounting principle does not materially impact the financial statement amounts.
In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurements” (“ASU 2018-13”). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Portfolios' early adoption of all of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of October 31, 2020.
On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced the intention to phase out the use of London Interbank Offered Rate (“LIBOR”) by the end of 2021. In the interim, there remains uncertainty regarding the impact the transition to replacement rates may have on the value of LIBOR-based investments. In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the LIBOR and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. At this time, management is evaluating implications of these changes on the financial statements.
CORONAVIRUS (COVID-19) PANDEMIC
The continued worldwide spread of novel coronavirus (COVID-19) and its impact on international business operations, supply chains, travel, commodity prices, consumer confidence and business forecasts, and the associated impact on domestic and international equity markets and fixed income yields, has caused uncertainty for the global economy and financial markets. If market expectations regarding the impact of COVID-19 worsen, or if expected returns change because investors demand higher returns to invest in these uncertain times, there may be a detrimental impact on returns in the near term.
OTHER
The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios' financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio have been named as defendants in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "District Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune’s subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by the trustee of a litigation trust (the “Trustee”) to whom Tribune’s committee of unsecured creditors assigned claims (the “Committee Action,” and with the Individual Creditor Actions, collectively referred to as the “Tribune Lawsuits”). The Tribune Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO.
On September 23, 2013, the District Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lacked standing to pursue their claims. The parties appealed the District Court’s dismissal order to the United States Court of Appeals for the Second Circuit (the “Second Circuit”), and on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs’ claims are preempted and barred by the Bankruptcy Code’s safe harbor for securities transactions. The individual creditor plaintiffs filed a petition for certiorari with the Supreme Court of the United States (the Supreme Court ), seeking review of the Second Circuit’s ruling. Thereafter, the individual creditor plaintiffs moved the Second Circuit to review its prior ruling in light of the Supreme Court’s decision in MERIT MANAGEMENT GROUP, LP v. FTI CONSULTING, INC., 138 S.Ct. 883 (2018) (“Merit Mgmt.”), which addressed the scope of the Bankruptcy Code’s safe harbor for securities transactions. The Second Circuit agreed to review the matter and withdrew its mandate with respect to the affirmance of the dismissal order. Consequently, the Supreme Court dismissed the individual creditor plaintiffs’ petition for certiorari. On December 19, 2019, the Second Circuit again affirmed the District Court’s dismissal of the Individual Creditor Actions on the grounds that the individual creditor plaintiffs’ claims are preempted and barred by the Bankruptcy Code’s safe harbor for securities transactions. The individual creditor plaintiffs moved the Second Circuit for rehearing, which the Second Circuit denied. The individual creditor plaintiffs recently filed a second petition for certiorari with the Supreme Court, which is pending.
On January 6, 2017, the District Court granted the shareholder defendants’ motion to dismiss the claims against them in the Committee Action. The Trustee moved for leave from the District Court to file an amended complaint to assert new constructive fraudulent transfer claims against the shareholder defendants in light of the Merit Mgmt. decision. The District Court denied the motion, ruling that the proposed amendment would unduly prejudice the shareholder defendants and would be futile because the Trustee’s proposed constructive fraudulent transfer claims would be barred by the Bankruptcy Code’s safe harbor for securities transactions, notwithstanding the Merit Mgmt. decision. The Trustee appealed the District Court’s dismissal order and order denying the Trustee’s motion for leave to amend to the Second Circuit. The Second Circuit held oral argument on August 24, 2020, and the parties await the Second Circuit's ruling.
Litigation counsel to The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio in the Tribune Lawsuits has advised management that it does not believe that it is possible to predict with any reasonable certainty the probable outcome of the Tribune Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio arising from the Tribune Lawsuits. Until The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio can do so, no reduction of the respective net asset values of The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio will be made relating to the Tribune Lawsuits. However, even if the plaintiffs in the Tribune Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the respective net asset values of The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio at this time.
The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio also cannot quantify the cost of the Tribune Lawsuits that could potentially be deducted from their respective net asset values. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio will pay or receive, as the case may be, a price based on the respective net asset values of The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio, with no adjustment relating to the Tribune Lawsuits. The attorneys’ fees and costs relating to the Tribune Lawsuits will be borne by The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio as incurred and in a manner similar to any other expenses incurred by The U.S. Large Cap Value Series , The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio.
SUBSEQUENT EVENT EVALUATIONS
As described in a November 2, 2020 Supplement to the Portfolios’ Prospectuses, effective February 28, 2021, the Advisor will reduce its investment management fees for certain Portfolios. Please refer to the Portfolios’ Prospectuses for additional information regarding fees and expenses of the Portfolios.
On November 12, 2020, President Trump issued an Executive Order titled "Addressing the Threat from Securities Investments that Finance Communist Chinese Military Companies” (the “Order”). The Order prohibits U.S. entities from participating in certain types of transactions involving securities of Chinese companies known to be associated with the Chinese military. Management is currently evaluating the Order’s effect on the Portfolios.